As filed with the Securities and Exchange Commission
                                 on May 28, 1999

                       Registration No. 2-97817; 811-4305

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 62                   [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 64                           [X]

                        (Check appropriate box or boxes)

                             -----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)

                                111 Center Street
                           Little Rock, Arkansas 72201

          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.

                                c/o Stephens Inc.
                                111 Center Street

                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With copies to:

      Robert M. Kurucza, Esq.                     Carl Frischling, Esq.
      Marco E. Adelfio, Esq.                      Kramer, Levin, Naftalis
      Morrison & Foerster LLP                         & Frankel
      2000 Pennsylvania Ave., N.W.                919 3rd Avenue
      Suite 5500                                  New York, New York 10022
      Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

  [ ]   Immediately upon filing pursuant       [ ]  on (date)  pursuant
        to Rule 485(b), or                          to Rule 485(b), or

  [X]   60 days after filing pursuant          [ ]  on (date) pursuant
        to Rule 485(a), or                          to Rule 485(a).

  [ ]   75 days after filing pursuant to       [ ]  on (date) pursuant to
        paragraph (a)(2)                            paragraph(a)(2) of Rule 485

If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         The Registrant is filing this Post-Effective Amendment No. 62 to Nations Fund Trust's Registration Statement for the purpose of filing their prospectuses as prepared under new Form N-1A.

                               NATIONS FUND TRUST

                              CROSS REFERENCE SHEET

Part A
Item No.                                                               Prospectus

  1.   Front and Back Cover Pages ................................     Front and Back Cover Pages

  2.   Risk/Return Summary: Investments, Risks
       and Performance.............................................     About this Prospectus

  3.   Risk/Return Summary: Fee Tables.............................     About the Funds; Financial Highlights

  4.   Investment Objectives, Principal
       Investment Strategies, and Related Risks....................     About the Funds; Other Important
                                                                        Information

  5.  Management's Discussion of Fund
      Performance.................................................     About the Funds

  6.  Management, Organization, and
      Capital Structure...........................................     What's Inside; About the Funds;
                                                                       How the Funds Are Managed;
                                                                       About your Investment

  7.  Shareholder Information.....................................     About the Funds; About your
                                                                       Investment

  8.  Distribution Arrangements...................................     Information for Investors

  9.  Financial Highlights Information............................     Financial Highlights; About the Funds

Part B

Item No.

10.   Cover Page and Table of Contents............................     Cover Page and Table of Contents

11.   Fund History................................................     Introduction


12.   Description of the Fund and Its
      Investments and Risks.......................................     Additional Information on Portfolio
                                                                       Investments

13.   Management of the Funds.....................................     Trustees And Officers; Investment
                                                                       Advisory, Administration, Custody Transfer Agency,
                                                                       Shareholder Servicing and Distribution Agreements
14.   Control Persons and Principal
      Holders of Securities.......................................     Not Applicable

15.   Investment Advisory and Other Services......................     Investment Advisory,
                                                                       Administration, Custody, Transfer Agency, Shareholder
                                                                       Servicing And Distribution Agreements

16.   Brokerage Allocation and Other Practices....................     Portfolio Transactions and
                                                                       Brokerage--General Brokerage Policy

17.   Capital Stock and Other
      Securities..................................................     Description Of Shares;

                                                                       Investment Advisory, Administration, Custody, Transfer
                                                                       Custody, Transfer Agency, Shareholder Servicing And
                                                                       Distribution Agreements

18.   Purchase, Redemption and Pricing
      of Shares...................................................     Net Asset Value -- Purchases
                                                                       And Redemptions; Distributor

19.   Taxation of the Fund........................................     Additional Information Concerning
                                                                       Taxes

20.   Underwriters................................................     Investment Advisory,

                                                                       Administration Custody, Transfer Agency Shareholder
                                                                       Servicing And Distribution Agreements; Distributor

21.   Calculation of Performance Data.............................     Additional Information on
                                                                       Performance

22.   Financial Statements........................................     Independent Accountant and
                                                                       Reports



Part C

Item No.                                                               Other Information

                                                                       Information required to be included in Part C is set
                                                                       forth under the appropriate Item, so numbered, in
                                                                       Part C of this Document

[GRAPHIC]



Equity Funds
Prospectus   --   Primary A Shares

                                                                  August 1, 1999

Equity Funds
Nations Value Fund                                      The Securities and
Nations Equity Income Fund                             Exchange Commission
Nations Emerging Growth Fund                        (SEC) has not approved or
Nations Small Company Growth Fund                       disapproved these
Nations Disciplined Equity Fund                      securities or determined
Nations Capital Growth Fund                           if this prospectus is
Nations Marsico Focused Equities Fund               truthful or complete. Any
Nations Marsico Growth & Income Fund                  representation to the
Nations Strategic Equity Fund                         contrary is a criminal
Nations Blue Chip Fund                                       offense.
Nations Capital Income Fund
                                                      ----------------------
International Funds                                          NOT FDIC
Nations International Value Fund                             INSURED
Nations International Equity Fund                     ----------------------
Nations International Growth Fund                         May Lose Value
Nations Emerging Markets Fund                         ----------------------
                                                        No Bank Guarantee
Index Funds                                           ----------------------
Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed Value Index Fund
Nations Managed SmallCap Value Index Fund

Balanced Funds
Nations Balanced Assets Fund
Nations Asset Allocation Fund

Fixed Income Funds
Nations Short-Term Income Fund
Nations Short-Intermediate Government Fund
Nations Government Securities Fund
Nations Strategic Fixed Income Fund
Nations U.S. Government Bond Fund
Nations Diversified Income Fund
Nations Intermediate Bond Fund

Municipal Bond Funds
Nations Short-Term Municipal Income Fund
Nations Intermediate Municipal Bond Fund
Nations Municipal Income Fund

About this prospectus
--------------------------------------------------------------------------------

[GRAPHIC]
                Terms used in this prospectus

                In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.


[GRAPHIC]
                 You'll find Terms used in
                 this prospectus on page 0

[GRAPHIC]
                For more information

                You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes detailed information about each Fund's investments, policies, performance and management, among other things. The SAI is legally considered to be part of this prospectus because it's incorporated by reference. Turn to the back cover to find out how you can get a copy of the SAI.

 This booklet, which is called a prospectus, tells you about six groups of Nations Funds -- our equity, international, index, balanced, fixed income and municipal bond funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

     Each fund group has different objectives and strategies:

        o  equity funds invest primarily in equities securities of U.S.
           companies

        o international funds invest primarily in equity securities of companies in countries around the world

        o index funds intend to match the characteristics of a specific stock market index, like the S&P 500, by investing primarily in equity securities that are included in the index

        o balanced funds invest in a mix of equity and fixed income securities, and money market instruments

        o fixed income funds focus on the potential to earn income by investing primarily in fixed income securities

        o municipal bond funds focus on the potential to earn income that is generally free from federal income tax by investing primarily in municipal securities

 The Funds also have different risk/return characteristics because they invest in different kinds of securities.

 Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

 Fixed income securities and municipal securities have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall.

 In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

                                                          NATIONS
                                                            FUNDS
                                                  Investments For A Lifetime(SM)

 Choosing the right funds for you
 The equity, international and index funds all focus on long-term growth. They may be suitable for you if:

        o  you have a longer-term investment goal

        o  they form part of a balanced portfolio

        o you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

     They may not be suitable for you if:

        o you are not prepared or are unable to bear the risks associated with equity securities, including foreign securities

        o  you have short-term investment goals

        o  you are looking for a regular stream of income

 The fixed income and municipal bond funds focus on the potential to earn income. They may be suitable for you if:

        o  you are looking for income

        o  you are planning to invest your money for the longer term

 The municipal bond funds may be suitable if you also want to reduce taxes on your investment income.

     They may not be suitable for you if:

        o you are not prepared to accept or are unable to bear the risks associated with fixed income securities

        o  you have short-term income needs

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 00.

 If you have any questions about the Funds, please call us at 1.800.765.2668 or contact your financial adviser.

What's inside
--------------------------------------------------------------------------------

[GRAPHIC]

                Banc of America Advisors, Inc.

                Banc of America Advisors, Inc. (BAAI) is the investment adviser to each of the Funds. BAAI is responsible for the overall management and supervision of the investment management of each Fund. BAAI and Nations Funds have engaged sub-advisers, which are responsible for the day-to-day investment decisions for each of the Funds.


[GRAPHIC]

                 You'll find more about
                 BAAI and the sub-advisers
                 starting on page 00.

                The equity funds focus on long-term growth by investing primarily in equity securities.


                The international funds focus on long-term growth by investing primarily in equity securities of companies in countries around the world.


[GRAPHIC] About the funds
Equity Funds
Nations Value Fund                                                   7
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Equity Income Fund                                          10
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Emerging Growth Fund                                        13
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Small Company Growth Fund                                   17
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Disciplined Equity Fund                                     20
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Capital Growth Fund                                         23
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Marsico Focused Equities Fund                               26
Sub-adviser: Marsico Capital Management, LLC
--------------------------------------------------------------------------
Nations Marsico Growth & Income Fund                                29
Sub-adviser: Marsico Capital Management, LLC
--------------------------------------------------------------------------
Nations Strategic Equity Fund                                       33
Sub-adviser: Bank of America Investment Management
--------------------------------------------------------------------------
Nations Capital Income Fund                                         36
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Blue Chip Fund                                              39
Sub-adviser: Chicago Equity Partners Corporation

International Funds
Nations International Value Fund                                    43
Sub-adviser: Brandes Investment Partners, L.P.
--------------------------------------------------------------------------
Nations International Equity Fund                                   47
Sub-advisers: Gartmore Global Partners, INVESCO Global Asset
Management (N.A.), Inc., Putnam Investment Management, Inc.
--------------------------------------------------------------------------
Nations International Growth Fund                                   51
Sub-adviser: Gartmore Global Partners
--------------------------------------------------------------------------
Nations Emerging Markets Fund                                       54
Sub-adviser: Gartmore Global Partners

                The index funds are designed to match the characteristics of a specific market index like the S&P 500 by investing primarily in equity securities that are included in the index.


                The balanced funds invest in a mix of equity and fixed income securities and money market instruments.

                The fixed income funds provide monthly income by investing in bonds and other fixed income securities.


Index Funds
Nations Equity Index Fund                                              57
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Managed Index Fund                                             60
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Managed SmallCap Index Fund                                    64
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Managed Value Index Fund                                       68
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Managed SmallCap Value Index Fund                              72
Sub-adviser: TradeStreet Investment Associates, Inc.

Balanced Funds
Nations Balanced Assets Fund                                           76
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Asset Allocation Fund                                          80
Sub-advisers: TradeStreet Investment Associates, Inc., Chicago
Equity Partners Corporation

Fixed Income Funds
Nations Short-Term Income Fund                                         84
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Short-Intermediate Government Fund                             87
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Government Securities Fund                                     91
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Strategic Fixed Income Fund                                    94
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations U.S. Government Bond Fund                                      98
Sub-adviser: Boatmen's Capital Management, Inc.
--------------------------------------------------------------------------
Nations Diversified Income Fund                                       101
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Intermediate Bond Fund                                        104
Sub-adviser: TradeStreet Investment Associates, Inc.

                The municipal bond funds provide monthly income that is generally free from federal tax by investing primarily in municipal securities.

Municipal Bond Funds
Nations Short-Term Municipal Income Fund                        108
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Intermediate Municipal Bond Fund                        112
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Nations Municipal Income Fund                                   116
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------
Other important information                                     120
--------------------------------------------------------------------------
How the Funds are managed                                       122

[GRAPHIC]    About your investment
Information for investors
  Buying, selling and exchanging shares                         134
  Distributions and taxes                                       137
--------------------------------------------------------------------------
Financial highlights                                            140
--------------------------------------------------------------------------
Terms used in this prospectus                                   141
--------------------------------------------------------------------------
Where to find more information                           back cover

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC]

                About the sub-adviser

                TradeStreet Investment Associates, Inc. (TradeStreet) is this Fund's sub-adviser. TradeStreet's Value Management Team makes the day-to-day investment decisions for the Fund.


[GRAPHIC]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC]

                What is value investing?

                Value investing means looking
                for "undervalued" companies --
                quality companies that may be currently out of favor and selling at a reduced price, but that have good potential to increase in value.

                The management team uses fundamental analysis to help decide whether the current stock price of a company may be lower than the company's true value, and then looks for things that could trigger a rise in price, like a new product line, new pricing or a change in management. This trigger is often called a "catalyst."

     Nations Value Fund

[GRAPHIC]       Investment objective

        This Fund seeks growth of capital by investing in companies that are believed to be undervalued.


[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 65% of its assets in common stocks of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million.

 The Fund also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses fundamental analysis to identify stocks of companies that it believes are undervalued. When selecting investments, the management team looks at, among other things:

        o  the quality of the company

        o  the company's projected earnings and dividends

        o the stock's price-to-earnings ratio relative to other stocks in the same industry or economic sector. The team believes that companies with lower price-to-earnings ratios are generally more likely to provide better opportunities for capital appreciation

        o  the stock's potential to provide total return

        o  the value of the stock relative to the overall stock market

 The team also looks for a "catalyst" for improved earnings. This could be, for example, a new product, new management or a new sales channel.

 The team tries to provide above-average returns while trying to avoid above-average risks.

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o may offset capital gains by selling securities to realize a capital loss

[GRAPHIC]

                 You'll find more about
                 other risks of investing
                 in this Fund on page 00
                 and in the SAI.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]       Risks and other things to consider

        Nations Value Fund has the following general risks:

        o Investment strategy risk - The management team chooses stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]

                There are two kinds of fees --
                sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.


                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
        Fees you pay directly                                            Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]

                 You'll find more about
                 TradeStreet on page 00.

[GRAPHIC]

                Why invest in an equity income fund?

                Equity income funds are generally considered to be a more conservative equity investment because they invest in large, well-established companies that pay regular dividends. These companies tend to be less volatile than other kinds of companies.

     Nations Equity Income Fund


[GRAPHIC]       Investment objective

        This Fund seeks current income and growth of capital by investing in companies with above-average dividend yields.

[GRAPHIC]       Principal investment strategies

        The Fund normally invests in 100 to 150 companies in a broad range of industries with market capitalizations of at least $5 billion. The Fund generally invests at least 65% of its assets in income-producing securities that are listed on a national exchange or are traded on an established over-the-counter market, including common stocks that pay dividends and convertible securities.

 The Fund tries to provide a higher yield than the stocks that are included in the S&P 500, and may invest in fixed income securities, preferred stocks and warrants to try to increase the income that it earns. Fixed income securities generally must be rated investment grade at the time of investment, or can be unrated if the team believes they are of comparable quality at the time of investment. Up to 5% of the Fund's assets may be invested in fixed income securities rated below investment grade ("high yield" or "junk" bonds) if the team believes they have relatively low credit risk.

 The Fund may invest up to 20% of its assets in foreign securities. It also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses a quantitative process based on fundamental analysis to identify stocks of companies whose earnings have the potential to grow. When selecting investments, the management team looks at, among other things:

        o value characteristics like book value, earnings yield and cash flow to compare what the team believes to be a stock's true value to its current market value

        o growth characteristics like price momentum, earnings growth and earnings acceleration to measure a stock's potential for growth

        o  a security's potential for above-average dividend yield

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o may offset capital gains by selling securities to realize a capital loss

[GRAPHIC]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]

        Risks and other things to consider

        Nations Equity Income Fund has the following general risks:

        o Investment strategy risk - The management team chooses stocks that it believes have the potential for dividend growth and capital appreciation. There is a risk that dividend payments and the value of these investments will not rise as high as the team expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Interest rate risk - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.


        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.


[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.


        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

[GRAPHIC]

                There are two kinds of fees --
                sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Best and worst quarterly returns during this period:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]        What it costs to invest in the Fund

                                                                        Primary A
Fees you pay directly                                                    Shares
        Maximum sales charge (load)
        when you buy your shares                                          none
        Maximum deferred sales charge (load)
        when you sell your shares                                         none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                   0.00%
        Other expenses                                                    0.00%
        Total annual fund operating expenses                              0.00%
        Fee waivers and/or reimbursements                                 0.00%
        Total net expenses(1)                                             0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------


[GRAPHIC]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Strategic Growth Management Team makes the day-to-day investment decisions for the Fund.


[GRAPHIC]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC]

                What is an emerging growth fund?

                An emerging growth fund invests in emerging growth companies. These are typically medium-sized and smaller companies whose earnings are expected to grow or to continue growing, and whose share prices are believed to be reasonably valued.

                These companies may be expanding in existing markets, entering into new markets, developing new products or increasing their profit margins by gaining market share or streamlining their operations.

 Nations Emerging Growth Fund


[GRAPHIC]       Investment objective

        This Fund seeks capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 65% of its assets in companies chosen from a universe of emerging growth companies. The Fund generally holds 75 to 130 securities, which include common stocks, preferred stocks and convertible securities like warrants, rights and convertible debt.

 The Fund may invest up to 20% of its assets in foreign securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in its the SAI.

 The team selects stocks using a disciplined process based on fundamental analysis. It starts with a universe of nearly 1,500 companies with market capitalizations of $750 million to $7 billion, and using quantitative analysis, evaluates the companies based on the following criteria:

        o  earnings growth trends

        o  earnings momentum

        o  earnings estimate trends

        o  relative price performance

        o  valuation

 The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

        o  gaining an in-depth understanding of the company's business

        o evaluating the company's growth potential, risks and competitive strengths

        o  discussing its growth strategy with company management

        o  validating the growth strategy with external research

 The team selects a stock only when its price is attractive relative to forecasted growth.

[GRAPHIC]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o may offset capital gains by selling securities to realize a capital loss

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]       Risks and other things to consider

        Nations Emerging Growth Fund has the following general risks:

        o Investment strategy risk - The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Stocks of emerging companies also tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk if unexpected company developments lower stock prices.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures, [options, forward contracts and swaps] to help manage liquidity or to hedge portfolio risk. There is always a risk that this technique could result in losses, reduce returns, increase costs and increase the Fund's volatility.

        o Foreign investment risk - Although the Fund may only invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of international political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.


 [GRAPHIC]        A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.


[GRAPHIC]

                There are two kinds of fees --
                sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]        What it costs to invest in the Fund

                                                                      Primary A
        Fees you pay directly                                           Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]
                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Strategic Growth Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC]

                Why invest in a small company growth fund?

                A small company growth fund invests in smaller companies with promising products or that are operating in a dynamic field. These companies can have better potential for rapid earnings growth than larger companies. They may, however, have a harder time securing financing and may be more sensitive to a setback in sales than larger, more established companies.


                The portfolio management team looks for companies whose earnings are growing quickly, and whose share prices are reasonably valued.

 Nations Small Company Growth Fund


[GRAPHIC]       Investment objective

        This Fund seeks long-term capital growth by investing primarily in equity securities.

[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 65% of its assets in companies with a market capitalization of $1 billion or less. The Fund usually holds 75 to 130 securities, which include common stocks, preferred stocks and convertible securities like warrants, rights and convertible debt.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The team selects stocks using a disciplined process based on fundamental analysis. It starts with a universe of nearly 5,000 companies with market capitalizations of $1 billion or less, and using quantitative analysis, evaluates the companies based on the following criteria:

        o  earnings growth trends

        o  earnings momentum

        o  earnings estimate trends

        o  relative price performance

        o  valuation

 The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

        o  gaining an in-depth understanding of the company's business

        o evaluating the company's growth potential, risks and competitive strengths

        o  discussing its growth strategy with company management

        o  validating the growth strategy with external research

 The team selects a stock only when its valuation is attractive relative to forecasted growth.

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o may offset capital gains by selling securities to realize a capital loss

[GRAPHIC]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]       Risks and other things to consider

        Nations Small Company Growth Fund has the following general risks:

        o Investment strategy risk - The team chooses stocks that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Stocks of smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, including because they trade less frequently and in lower volumes.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures to help manage liquidity or to hedge portfolio risk. There is always a risk that this could result in losses, reduce returns, increase costs and increase the Fund's volatility.

[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                There are two kinds of fees --
                sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Average annual total return as of December 31, 1998

                      1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]        What it costs to invest in the Fund

                                                                       Primary A
Fees you pay directly                                                   Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.


        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------


[GRAPHIC]               About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.


[GRAPHIC]                You'll find more about TradeStreet on page 00.

[GRAPHIC]                Why use a computer modeling system?

                The management team uses a computer modeling system as a key component in managing this Fund. The system ranks stocks based on earnings momentum and valuation, which helps the team choose stocks that have the potential to generate attractive returns.

 Nations Disciplined Equity Fund


[GRAPHIC]       Investment objective

        This Fund seeks growth of capital by investing in companies that are expected to produce significant increases in earnings per share.



[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 65% of its assets in common stocks of large and medium-sized U.S. companies. These companies typically have a market capitalization of $1 billion or more.

 The Fund may invest up to 20% of its assets in foreign securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses a computer modeling system to help construct a portfolio of 40 to 60 securities diversified across industry sectors. Each security selected for investment by the Fund is in the top quartile of the securities ranked by the team's quantitative model for earnings momentum and in the top third of securities ranked by the model on a valuation basis.

 When selecting investments, the team looks for attractively priced securities with increasing earnings. It uses quantitative analysis to:

        o identify companies with improving profit potential and increasing earnings

        o  identify companies with favorable price-to-earnings ratios

        o identify companies with positive earnings trends. In general, these companies also tend to experience favorable trends in their stock prices

        o rank the attractiveness of equity securities based on a "multi-factor" valuation model, a computer modeling system that takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth compared with its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains it distributes to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o may offset capital gains by selling securities to realize a capital loss

[GRAPHIC]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]        Risks and other things to consider

        Nations Disciplined Equity Fund has the following general risks:

        o Investment strategy risk - The team uses a quantitative approach to select investments it believes are attractively valued and whose earnings per share are likely to increase. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Foreign investment risk - Although the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.


[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                There are two kinds of fees --
                sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Average annual total return as of December 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]       What it costs to invest in the Fund

                                                                   Primary A
Fees you pay directly                                               Shares
        Maximum sales charge (load)
        when you buy your shares                                     none
        Maximum deferred sales charge (load)
        when you sell your shares                                    none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                              0.00%
        Other expenses                                               0.00%
        Total annual fund operating expenses                         0.00%
        Fee waivers and/or reimbursements                            0.00%
        Total net expenses(1)                                        0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC]
                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Core Growth Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about TradeStreet on page 00.

[GRAPHIC]
                What is a growth fund?

                Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These are typically companies that are developing or applying new technologies, products or services in growing industry sectors.

     Nations Capital Growth Fund

 [GRAPHIC]       Investment objective

        This Fund seeks growth of capital by investing in companies that are believed to have superior earnings growth potential.



[GRAPHIC]        Principal investment strategies

        The Fund normally invests at least 65% of its assets in common stocks of companies that have one or more of the following the characteristics:

        o  above-average earnings growth compared with the S&P 500

        o established operating histories, strong balance sheets and favorable financial performance

        o  above-average return on equity compared with the S&P 500

 The Fund may invest up to 20% of its assets in foreign securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments, the management team starts with a universe of what it believes are financially strong companies. The team then identifies a group of companies with market capitalizations of more than $1 billion that it believes have strong growth potential -- around 750 companies. The team then chooses investments from this group based on intensive research, visits to companies and market conditions, seeking to identify companies:

        o  whose earnings growth is projected to be higher than average

        o that develop or apply new technologies, new and improved methods of distribution, or new services

        o  that may benefit from changing consumer demands and lifestyles

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o may offset capital gains by selling securities to realize a capital loss

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]       Risks and other things to consider

        Nations Capital Growth Fund has the following general risks:

        o Investment strategy risk - The management team chooses stocks that it believes have superior growth potential and are selling at reasonable prices, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Foreign investment risk - Although the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.


[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]
                There are two kinds of fees --
                sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]
                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Average annual total return as of December 31, 1998

                      1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]       What it costs to invest in the Fund

                                                                             Primary A
Fees you pay directly                                                         Shares
        Maximum sales charge (load)
        when you buy your shares                                               none
        Maximum deferred sales charge (load)
        when you sell your shares                                              none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                        0.00%
        Other expenses                                                         0.00%
        Total annual fund operating expenses                                   0.00%
        Fee waivers and/or reimbursements                                      0.00%
        Total net expenses(1)                                                  0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC]
                About the sub-adviser

                Marsico Capital Management, LLC (Marsico Capital) is this Fund's sub-adviser. Thomas F. Marsico is the portfolio manager and makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about
                 Marsico Capital and
                 Mr. Marsico on page 00.

[GRAPHIC]
                What is a focused fund?

                A focused fund concentrates its investments in a small number of companies with earnings that are believed to have the potential to grow significantly. This Fund focuses on large, established and well-known U.S. companies.

                Because a focused fund holds fewer investments than other kinds of funds, this Fund can have greater price swings than more diversified funds. It may earn relatively higher returns when one of its investments performs well, or relatively lower returns when an investment performs poorly.

 Nations Marsico Focused Equities Fund

[GRAPHIC]        Investment objective

        This Fund seeks long-term growth of capital.


[GRAPHIC]        Principal investment strategies

        This Fund normally invests at least 65% of its assets in common stocks of large companies. The Fund, which is non-diversified, generally holds a core position of 20 to 30 of common stocks.

 The Fund may invest up to 25% of its assets in foreign securities. The Fund may also up to 10% of its assets in other kinds of securities, which are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

        o Products, markets or technologies in flux that can result in extraordinary growth

        o Strong brand franchises that can take advantage of a changing global environment

        o Global reach that can allow the Fund to take advantage of a broader range of investment opportunities. Not limiting itself to the markets of a single country can also help the Fund reduce risk.

        o They are moving with, not against, the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

                For information about the performance of other equity funds managed by Thomas Marsico, see How the Funds are managed.

[GRAPHIC]
        Risks and other things to consider

        Nations Marsico Focused Equities Fund has the following general risks:

        o Investment strategy risk - This Fund is considered to be "non-diversified" because it may hold fewer securities than other kinds of equity funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. The value of this Fund will tend to have greater price swings than the value of more diversified equity funds. There also is a risk that the value of the Fund's investments will not rise as high as Marsico Capital expects, or will fall. The Fund may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Foreign investment risk - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.


[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]
                There are two kinds of fees --
                sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]
                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Average annual total return as of December 31, 1998

                      1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]        What it costs to invest in the Fund

                                                                       Primary A
Fees you pay directly                                                   Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                     1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC]
                About the sub-adviser

                Marsico Capital is this Fund's sub-adviser. Thomas F. Marsico is the portfolio manager and makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about
                 Marsico Capital and
                 Mr. Marsico on page 00.

[GRAPHIC]
                Why invest in a growth and income fund?

                Growth and income funds can invest in a mix of equity and fixed income securities. This can help reduce volatility and provides the fund with the flexibility to shift among securities that offer the potential for higher returns.

                While this Fund invests in a wide range of companies and industries, it holds fewer securities than other kinds of funds. This means it can have greater price swings than more diversified funds. It may earn relatively higher returns when one of its investments performs well, or relatively lower returns when an investment performs poorly.

 Nations Marsico Growth & Income Fund


[GRAPHIC]        Investment objective

        This Fund seeks long-term growth of capital with a limited emphasis on income.

[GRAPHIC]       Principal investment strategies

        The Fund normally invests up to 75% of its assets in equity securities that are believed to have significant growth potential and at least 25% of its assets in equity and fixed income securities that are believed to have income potential. The Fund generally holds 35 to 50 securities and emphasizes large-capitalization common stocks.

 Marsico Capital may shift assets between growth and income securities based on its analysis of market, financial and economic conditions. It will emphasize growth securities if it believes they will provide better returns than the yields available or expected on income-producing securities. If Marsico Capital believes it appropriate to do so, it may also reduce investments in growth securities to 25% of the Fund's assets.

 Since income is a part of the Fund's investment objective, Marsico Capital may consider a company's anticipated dividends when selecting equity securities. The Fund is not, however, designed to produce a consistent level of income. It may also find opportunities for capital growth from fixed income securities because of expected changes in interest rates, credit rating, currency exchange rates or other factors.

 The Fund may hold up to 25% of its assets in foreign securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

        o Products, markets or technologies in flux that can result in extraordinary growth

        o Strong brand franchises that can take advantage of a changing global environment

        o Global reach that can allow the Fund to take advantage of a broader range of investment opportunities. Not limiting itself to the markets of a single country can also help the Fund reduce risk.

        o They are moving with, not against, the major social, economic and cultural shifts taking place in the world

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

[GRAPHIC]       Risks and other things to consider

        Nations Marsico Growth & Income Fund has the following general risks:

        o Investment strategy risk - Marsico Capital uses an investment strategy that tries to identify equities with growth or income potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Interest rate risk - The prices of the Fund's fixed income securities will tend to fall when interest rates rise and to rise when interest rates fall. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o Foreign investment risk - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

                For information about the performance of other equity funds managed by Thomas Marsico, see How the Funds are managed.


[GRAPHIC]
                There are two kinds of fees --
                sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                      1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
Fees you pay directly                                                   Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]
                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC]
                About the sub-adviser

                Bank of America Investment Management (BAIM) is this Fund's sub-adviser. Michael E. Kenneally makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about
                 BAIM and Mr. Kenneally
                 on page 00.

[GRAPHIC]
                What is a strategic equity fund?

                A strategic equity fund uses a disciplined approach to identify companies that are leaders in their industry. Companies are typically medium or large with earnings that are expected to grow over the long term, and share prices that are believed to be reasonably valued.

                These companies may have exclusive products, superior technology or distribution, or [favorable cost structures].

 Nations Strategic Equity Fund

[GRAPHIC]       Investment objective

        This Fund seeks long-term, after-tax returns by investing in a diversified portfolio of common stocks.

[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 65% of its assets in common stocks of companies from most major industry sectors. The Fund normally holds 60 to 80 securities, which include common stocks, preferred stocks and convertible securities like warrants and rights.

 The Fund may invest up to 25% of its assets in foreign securities. It may also invest up to 10% of its assets in other kinds of securities, which are described in its SAI.

 The manager selects stocks using a disciplined analytical process. He starts with a universe of companies with market capitalizations of at least $1 billion, and assesses the investment potential of these companies and their industries. In particular, he evaluates:

        o  the growth prospects of the company's industry

        o  the company's relative competitive position in the industry

 The manager believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

 The manager then uses quantitative analysis to decide when to invest in the companies he has selected. He evaluates earnings trends and stock valuations, among other things, to invest in the companies when he believes they are reasonably valued.

 The manager may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains and income distributed to shareholders. For example, he:

        o  may limit the number of buy and sell transactions he makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o may offset capital gains by selling securities to realize a capital loss

        o  invest primarily in securities with lower dividend yields

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]
                 You'll find more about
                 other risks of investing
                 in this Fund on page 00
                 and in the SAI.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.


[GRAPHIC]
        Risks and other things to consider

        Nations Strategic Equity Fund has the following general risks:

        o Investment strategy risk - The manager chooses stocks that he believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as he expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Foreign investment risk - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of international political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                      1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.


[GRAPHIC]
                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

[GRAPHIC]       What it costs to invest in the Fund

                                                                             Primary A
Fees you pay directly                                                         Shares
        Maximum sales charge (load)
        when you buy your shares                                               none
        Maximum deferred sales charge (load)
        when you sell your shares                                              none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                        0.00%
        Other expenses                                                         0.00%
        Total annual fund operating expenses                                   0.00%
        Fee waivers and/or reimbursements                                      0.00%
        Total net expenses(1)                                                  0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC]
                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Value Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about TradeStreet on page 00.

[GRAPHIC]
                What are convertible securities?

                Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate and date. The common stock it converts to is called the "underlying" common stock.

                Convertible securities typically:

                  o have higher income potential than their underlying common stock

                  o are affected less by changes in the stock market than their underlying common stock

                  o have the potential to increase in value if the value of
                    their underlying common stock increases

 Nations Capital Income Fund


[GRAPHIC]        Investment objective

        This Fund seeks to provide investors with a total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk.

[GRAPHIC]        Principal investment strategies

        The Fund normally invests at least 65% of its assets in convertible securities mostly issued by U.S. issuers. The Fund may invest up to 15% of its assets in Eurodollar convertible securities.

 The portfolio management team generally chooses convertible securities that are not investment grade, but are rated at least "B" by a nationally recognized statistical rating organization (NRSRO).The team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in its SAI.

 The portfolio management team looks for opportunities, through the conversion feature, to participate in the growth potential of the underlying common stocks, while earning income that is generally higher than the income earned by the underlying common stocks.

 When selecting individual investments, the portfolio management team evaluates a number of factors, including:

        o  the issuer's revenue

        o  earnings trends, including changes in earnings estimates

        o  the security's conversion feature and other characteristics

 The team tries to manage risk by diversifying the Fund's assets among different sized companies, limiting conversion costs and selling securities when they become equivalent to equity securities.

 The portfolio management team may convert securities to common shares when conditions may not be favorable or because of developments with the issuers or markets of these securities.

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]       Risks and other things to consider

        Nations Capital Income Fund has the following general risks:

        o Investment strategy risk - The management team chooses convertible securities that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as he expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o Convertible security features - The issuer of a convertible security may have the option to redeem it a specified price. If a convertible security is redeemed, the Fund will have to allow the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Fund's ability to meet its objective.



[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.


        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]
                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                      1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  [S&P 500]            0.00%        0.00%       0.00%

        [The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.]


[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
Fees you pay directly                                                   Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC]
                About the sub-adviser

                The Fund does not have its own
                investment adviser or sub-adviser because it's a "feeder" fund. Feeder funds invest all of their assets in another fund, which is called a "master fund" or "master portfolio."

                BAAI is the Master Portfolio's investment adviser, and Chicago Equity Partners Corporation (Chicago Equity) is its sub-adviser. Chicago Equity's Equity Management Team makes the day-to-day investment decisions for the Master Portfolio.

[GRAPHIC]
                 You'll find more about
                 Chicago Equity on page 00.

[GRAPHIC]
                What is a blue chip fund?

                Blue chip funds are generally considered to be a more conservative equity investment because blue chip companies tend to be less volatile than other kinds of companies.

 Nations Blue Chip Fund

[GRAPHIC]       Investment objective

        This Fund seeks to achieve long-term capital appreciation through investments in blue chip stocks.

[GRAPHIC]       Principal investment strategies

        The Fund invests all of its assets in Nations Blue Chip Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio normally invests at least 65% of its assets in blue chip stocks. These are stocks of well established, nationally known companies that have a long record of profitability and a reputation for quality management, products and services.

 The Master Portfolio primarily invests in blue chip stocks that are included in the S&P 500, but may invest up to 15% of its assets in stocks that are not included in the index. It usually holds approximately 100 stocks.

 The Master Portfolio may also invest 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team uses quantitative analysis to build a portfolio that matches the industry, sector, style and capitalization characteristics of the S&P 500. The team will vary the Portfolio's holdings to try to provide higher returns than the S&P 500 while maintaining a level of risk similar to that of the index.

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]        Risks and other things to consider

        Nations Blue Chip Fund has the following general risks:

        o Investment strategy risk - The Master Portfolio uses quantitative analysis to select blue chip stocks that are believed to have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as expected, or will fall.

        o Stock market risk - The value of the stocks the Master Portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Investing in the Master Portfolio - Other mutual funds and investors can buy shares in the Master Portfolio. For example, the World Horizon U.S. Equity Fund, which is also managed by BAAI or its affiliates, invests all of its assets in the Master Portfolio.

         All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other investors in the Master Portfolio will have different shares prices and returns than the Fund because they all have different sales charges, and ongoing administrative and other expenses.

         The Fund can withdraw its entire investment from the Master Portfolio if the Board of Trustees of Nations Institutional Reserves believes it's in the best interest of the Fund to do so. It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid. The Fund might also have to pay brokerage, tax or other charges.


[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                       1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
Fees you pay directly                                                   Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)(1)
        Management fees                                                  0.00%
        Service fees                                                     0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(2)                                            0.00%

      (1)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the international funds
--------------------------------------------------------------------------------

[GRAPHIC]
                About the sub-adviser

                Brandes Investment Partners, L.P.
                (Brandes) is this Fund's sub-adviser. Brandes' [Large Cap Investment Committee] makes the day-to-day investment decisions for the Fund.


[GRAPHIC]
                 You'll find more about
                 Brandes on page 00.

[GRAPHIC]
                What is the Graham and Dodd
                approach to investing?

                Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the "true" long-term -- or intrinsic -- value of a company based on measurable data.

                The team follows this approach, looking at each stock as though it's a business that's for sale. By buying stocks at what it believes are favorable prices, the Fund looks for the potential for growth over the business cycle.

 Nations International Value Fund


[GRAPHIC]       Investment objective

        This Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers, including emerging markets countries.


[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 65% of its assets in foreign companies anywhere in the world that have a market capitalization of more than $1 billion at the time of investment. The Fund typically invests in at least three countries other than the United States at any one time.

 Securities the Fund invests in are principally common stocks, preferred stocks, convertible securities, shares of closed-end investment companies, and depositary receipts.

 It may also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team uses the "Graham and Dodd" value approach to selecting securities and managing the Fund. The team invests in a company when its current price appears to be below its true long-term -- or intrinsic -- value.

 The team uses fundamental analysis to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

 The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

[GRAPHIC]
                Limits on investments

                To help manage risk, the Fund puts limits on its investments. These limits apply at the time an investment is made:

                o The Fund will normally invest no more than 5% of its assets in a single security.

               o It may not invest more than:

                20% of its assets in a single country or industry, or, if higher,

                150% of the weighting of a single country or industry in the MSCI EAFE Index (to a maximum of 25% of its assets in a single industry, other than U.S. government securities).

               o It generally may not invest more than 20% of its assets in emerging markets or developing countries.


[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00
                 and in the SAI.

[GRAPHIC]        Risks and other things to consider

        Nations International Value Fund has the following general risks:

        o Investment strategy risk - The management team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the manager expects, or will fall.

        o Foreign investment risk - Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes may also apply to some foreign investments.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase in the Fund's volatility.

[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

                For information about the performance of other international funds managed by Brandes, see How the Funds are managed.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                      1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  MSCI EAFE Index      0.00%        0.00%       0.00%

        The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index) is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.


[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
Fees you pay directly                                                   Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge
        (load) when you sell your shares                                 none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]
                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the international funds
--------------------------------------------------------------------------------

[GRAPHIC]
                About the sub-advisers

                This is a "multiple manager" fund, which means that it's managed by more than one sub-adviser. Gartmore Global Partners (Gartmore), INVESCO Global Asset Management (N.A.), Inc. (Invesco) and Putnam Investment Management Inc. (Putnam) each manage approximately one-third of the assets of the Fund. Five portfolio managers from Gartmore, Invesco's International Equity Portfolio Management Team and Putnam's Core International Equity Group make the day-to-day investment decisions for their portion of the Fund.

[GRAPHIC]
                 You'll find more about
                 Gartmore, Invesco and
                 Putnam on page 00.

[GRAPHIC]
                Why invest in an
                international equity fund?

                International equity funds invest in a diversified portfolio of companies located in markets throughout the world. These companies can offer investment opportunities that are not available in the U.S.

                Investing internationally can also help reduce the risks associated with a portfolio of purely domestic investments, because foreign economies can have different market cycles, and are affected by different factors than the U.S. economy. However, investing internationally also involves special risks not associated with investing in the U.S. stock market.

 Nations International Equity Fund


[GRAPHIC]       Investment objective

        This Fund seeks long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 65% of its assets in established companies located in at least three countries other than the United States. The portfolio managers select countries, including emerging market or developing countries, and companies they believe have the potential for growth.

 Securities the Fund invests in are principally common stocks, but the Fund may also invest in equity interests in foreign investment funds or trusts, real estate investment trust securities and depositary receipts.

 The Fund may invest up to 35% of its assets in convertible securities, preferred stocks, bonds, notes, and other fixed income securities, including Eurodollar and foreign government securities. The Fund also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 This Fund is a "multiple manager" fund. It has three Fund managers, and each is responsible for managing approximately one-third of the Fund's assets. The managers all have different, but complementary, investment styles:

        o Gartmore combines "top down," regional allocation with a stock selection process that focuses on investing in securities when growth is likely to be higher, or sustained longer, than other investors expect

        o Invesco uses a "bottom up" approach, focusing exclusively on stock selection, and looking for long-term growth

        o Putnam is a "core manager," focusing on stable, long-term investments, rather than growth or value stocks. It combines "bottom up" stock selection with "top down" country allocation

 This strategy is based on the belief that having multiple managers may result in better performance and more stable returns over time.

 The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates. Under certain circumstances, the Fund may invest a significant portion of its assets in these contracts.

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00
                 and in the SAI.

[GRAPHIC]        Risks and other things to consider

        Nations International Equity Fund has the following general risks:

        o Investment strategy risk - The portfolio managers choose stocks they believe have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as expected, or will fall. There is also a risk that the Fund's multiple manager strategy may not result in better performance or more stable returns.

        o Foreign investment risk - Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes may also apply to some foreign investments.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

        o Interest rate risk - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                      1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  MSCI EAFE Index      0.00%        0.00%       0.00%

        The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index) is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.


[GRAPHIC]

        What it costs to invest in the Fund

                                                                        Primary A
Fees you pay directly                                                    Shares
        Maximum sales charge (load)
        when you buy your shares                                          none
        Maximum deferred sales charge (load)
        when you sell your shares                                         none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                   0.00%
        Other expenses                                                    0.00%
        Total annual fund operating expenses                              0.00%
        Fee waivers and/or reimbursements                                 0.00%
        Total net expenses(1)                                             0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]
                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the international funds
--------------------------------------------------------------------------------

[GRAPHIC]

                About the sub-adviser

                Gartmore is this Fund's sub-adviser. Brian O'Neill, the principal senior investment manager of the Gartmore Global Portfolio Team, makes the day-to-day investment decisions for the Fund.


[GRAPHIC]
                 You'll find more about
                 Gartmore on page 00.

[GRAPHIC]
                What is an international
                growth fund?

                International growth funds invest in companies around the world that have the potential for significant increases in revenue or earnings. These are typically companies that are developing or applying new technologies, products or services in strong industry sectors.

                The portfolio management team looks for companies with earnings growth that is expected to be higher than other investors believe, and then sells these investments when growth may be lower than others expect.

                The team bases its strategy on the belief that superior earnings growth is generally difficult to sustain for more than three years.

     Nations International Growth Fund


[GRAPHIC]       Investment objective

        This Fund seeks long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 65% of its assets in foreign companies listed on major exchanges in Europe and the Pacific Basin. These companies can be of any size. Securities the Fund invests in include common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt.

 The Fund may invest up to 35% of its assets in securities of issuers located in developing countries in the Asia-Pacific region, Africa, Latin America and Eastern Europe. It may also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund will generally hold 50 to 80 securities invested in approximately 10 industry sectors within 15 to 20 stock markets.

 The portfolio manager uses a "bottom-up" approach to selecting securities, looking for companies with:

        o  high quality and sustainable earnings

        o  high growth potential over a two-year investment horizon

        o  quality management teams

        o  the ability to finance growth internally

        o  strong financial results

 The manager follows general guidelines for selling securities and may sell stocks if:

        o  their price target has changed

        o  a fundamental change has affected the company's prospects

        o  the manager changes the portfolio's country allocation

        o the manager changes allocations to individual countries based on his review of stock markets and economies

 Throughout the investment process, the manager balances the fund's emphasis on growth companies with a sensitivity to securities prices.

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00
                 and in the SAI.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]       Risks and other things to consider

        Nations International Growth Fund has the following general risks:

        o Investment strategy risk - The manager chooses stocks believed to have the potential for high growth. There is a risk that the value of these investments will not rise as high as the manager expects, or will fall.

        o Foreign investment risk - Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes may also apply to some foreign investments.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                      1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  MSCI EAFE Index      0.00%        0.00%       0.00%

        The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index) is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]
                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

[GRAPHIC]       What it costs to invest in the Fund

                                                                        Primary A
Fees you pay directly                                                    Shares
        Maximum sales charge (load)
        when you buy your shares                                          none
        Maximum deferred sales charge (load)
        when you sell your shares                                         none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                   0.00%
        Other expenses                                                    0.00%
        Total annual fund operating expenses                              0.00%
        Fee waivers and/or reimbursements                                 0.00%
        Total net expenses(1)                                             0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the international funds
--------------------------------------------------------------------------------

[GRAPHIC]
                About the sub-adviser

                Gartmore is this Fund's sub-adviser. Philip Ehrmann, the head of the Gartmore Emerging Markets team, makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about
                 Gartmore on page 00.

[GRAPHIC]
                What's an emerging market?

                This Fund considers a country to
                be an emerging market if:

        o the International Finance Corporation has defined it as an emerging market

        o  it has a low-to-middle income economy according to the World Bank, or

        o  it's listed as developing in World Bank publications.

                There are over 25 countries that currently meet these criteria, including Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

 Nations Emerging Markets Fund


[GRAPHIC]       Investment objective

        This Fund seeks long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East and India.

[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 65% of its assets in companies in emerging markets or developing countries. The Fund intends to invest in securities of companies in at least three of these countries at any one time.

 The Fund normally invests in common stocks, preferred stocks, convertible securities, equity interests in foreign investment funds or trusts, and depositary receipts. The Fund may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio manager looks for emerging markets that have the potential for strong economic growth, and tries to avoid emerging markets that might be politically or economically risky.

 The manager starts with approximately 800 companies in the most promising markets, and

        o uses fundamental research to select 80 to 100 stocks in 15 or more countries, looking at earnings growth, financial resources, marketability, and other factors

        o may visit companies to confirm the corporate and industry factors that led to a stock's selection as a potential investment

        o regularly reviews the Fund's investments to determine whether companies are meeting expected return targets and whether their fundamental financial health has changed.

 The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00
                 and in the SAI.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]       Risks and other things to consider

        Nations Emerging Markets Fund has the following general risks:

        o Investment strategy risk - The manager invests in securities of companies in emerging markets, which have high growth potential, but can be more volatile than securities in more developed markets. There is a risk that the value of these investments will not rise as high as the manager expects, or will fall.

        o Foreign investment risk - Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes may also apply to some foreign investments.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Average annual total return as of December 31, 1998



                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  MSCI EAFE Index      0.00%        0.00%       0.00%

        The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index) is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.


[GRAPHIC]   What it costs to invest in the Fund

                                                  Primary A
        Fees you pay directly                      Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none
        Ongoing fees and expenses deducted from
        the Fund's assets
        (the Fund's operating expenses)
        Management fees                             0.00%
        Other expenses                              0.00%
        Total annual fund operating expenses        0.00%
        Fee waivers and/or reimbursements           0.00%
        Total net expenses(1)                       0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the index funds
--------------------------------------------------------------------------------

[GRAPHIC]  About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about
                 TradeStreet on page 00.

[GRAPHIC]
                What is an index fund?

                Index funds use a "passive" or "indexing" investment approach, which attempts to duplicate the performance of a specific market index.

                Correlation measures how closely a fund's returns match those of an index. A perfect correlation of 1.0 means that the net asset value of the fund, including the value of its income and capital gains distributions, increases or decreases in exact proportion to changes in the index.

NATIONS EQUITY INDEX FUND

[GRAPHIC]  INVESTMENT OBJECTIVE

        This Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

[GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P 500. The S&P 500 is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 Different common stocks have different weightings in the S&P 500, depending on the amount of stock outstanding and the stock's current price. In trying to match the performance of the S&P 500, the management team will try to allocate the Fund's portfolio among common stocks in the approximately the same weightings as the S&P 500, beginning with the most heavily weighted stocks that make up a larger portion of the S&P 500. The Fund may buy shares of Bank of America Corporation, which is currently included in the S&P 500, subject to applicable law and SEC guidance.

 The team generally will try to match the composition of the S&P 500 as closely as possible. The team starts with the stocks that make up a larger portion of the value of the S&P 500. It may not always invest in stocks that make up the smaller percentages because it may be more difficult and costly to make relatively small transactions. The team may remove a stock from the Fund's holdings or not invest in a stock if it believes that the stock is not liquid enough, or for other reasons. The team can substitute stocks that are not included in the S&P 500, if it believes these stocks will have similar price movements to the stocks they're replacing.

 The Fund tries to achieve a correlation of 0.95 with the S&P 500 on an annual basis (before fees and expenses). The Fund's ability to track the S&P 500 is affected by transaction costs and other expenses, changes in the composition of the S&P 500, changes in the number of shares issued by the companies represented in the S&P 500, and by the timing and amount of shareholder purchases and redemptions, among other things.

 The Fund may buy stock index futures and financial futures as substitutes for the underlying securities in the S&P 500. The Fund may hold cash, cash equivalents and U.S. GOVERNMENT OBLIGATIONS.

 Equity mutual funds, like other investors in equity securities, incur transaction costs, such as brokerage costs, when they buy and sell securities. The management team tries to minimize these costs for the Fund by using program trades and crossing NETWORKS.

You'll find more about
other risks of investing in
this Fund on page 00
and in the SAI.

[GRAPHIC]

The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]   Risks and other things to consider

     Nations Equity Index Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This fund tries to match the returns of the S&P 500, and is not actively managed. The value of the Fund will rise and fall with the performance of the S&P 500.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use future contracts as a substitute for the securities included in the index. There is always a risk that this could result in losses, reduce returns and increase transaction costs.

[GRAPHIC]  A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  BEST: 0 QUARTER 1900:            0%
  WORST: 0 QUARTER 1900:           0%

[GRAPHIC]

                There are two kinds of fees --
                sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.


                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 YEAR      5 YEARS     10 YEARS
  PRIMARY A SHARES     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]       WHAT IT COSTS TO INVEST IN THE FUND

                                                                       Primary A
Fees you pay directly                                                   Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the index funds
--------------------------------------------------------------------------------


[GRAPHIC]       About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]       You'll find more about TradeStreet on page 00.

[GRAPHIC]       What is a managed index fund?

                A managed index fund combines the benefits of traditional index funds -- relatively low costs and low portfolio turnover -- with active management.

                With a managed index fund, the portfolio manager starts with the stocks of a specific market index -- in this case, the S&P 500 -- and then tries to achieve higher returns than the index by emphasizing stocks in the index that are expected to generate the highest returns.

                There is no assurance that active management will result in a higher return than the index.


NATIONS MANAGED INDEX FUND

[GRAPHIC]   Investment objective

        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index(S&P 500).

[GRAPHIC]   Principal investment strategies

        The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P 500. The S&P 500 is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P 500. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500 while reducing the risk of underperforming the index over time. The Fund usually holds 300 to 400 of the stocks included in the index. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. The team uses quantitative analysis to:

  o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth when comparing a stock with others in the same industry.

  o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

 The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC]        You'll find more about
                 other risks of investing in
                 this Fund on page 00
                 and in the SAI.

 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

  o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate.

  o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions.

  o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]  RISKS AND OTHER THINGS TO CONSIDER

     Nations Managed Index Fund has the following general risks:

  o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the S&P 500. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

  o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

  o Futures risk - This Fund may use futures contracts periodically to manage liquidity. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]  A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

                For information about the performance of other index funds managed by TradeStreet, see How the Funds are managed.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
        Fees you pay directly                                            Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the index funds
--------------------------------------------------------------------------------

[GRAPHIC]       About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]       You'll find more about TradeStreet on page 00.

[GRAPHIC]       What is the S&P SmallCap 600?

                The S&P SmallCap 600 is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

NATIONS MANAGED SMALLCAP INDEX FUND

[GRAPHIC]  INVESTMENT OBJECTIVE

This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Composite Stock Price Index (S&P SmallCap 600).

[GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P SmallCap 600. The S&P SmallCap 600 is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

The management team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P SmallCap 600. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P SmallCap 600 while reducing the risk of under- performing the index over time. The Fund usually holds 400 to 500 of the stocks included in the index. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

When selecting investments for the Fund, the management team starts with the stocks included in the S&P SmallCap 600. It uses quantitative analysis to:

  o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

  o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

 The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC]        You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

 The management team uses various strategies, consistent with the Funds investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

  o try to shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

  o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions

  o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]  RISKS AND OTHER THINGS TO CONSIDER

     Nations Managed SmallCap Index Fund has the following general risks:

     o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the S&P SmallCap 600. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, for example, because they trade less frequently and in lower volumes.

     o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o Futures risk - This Fund may use futures contracts to manage liquidity. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]  A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

                For information about the performance of other index funds managed by TradeStreet, see How the Funds are managed.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.


        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  S&P SmallCap 600     0.00%        0.00%       0.00%

        The S&P SmallCap 600 (Standard & Poor's SmallCap 600) Index is an index of 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group. The S&P SmallCap 600 is designed to be a benchmark of the performance of small capitalizations stocks.

[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
        Fees you pay directly                                            Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]
This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the index funds
--------------------------------------------------------------------------------

[GRAPHIC]        About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]       You'll find more about
                TradeStreet on page 00.

[GRAPHIC]       What is the BARRA Index?

                The BARRA Index is designed to be a benchmark of the performance of value stocks. It includes approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

NATIONS MANAGED VALUE INDEX FUND

[GRAPHIC]  INVESTMENT OBJECTIVE

        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P 500 Index/BARRA Value Index (the BARRA Index).

[GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 80% of its assets in common stocks that are included in the BARRA Index.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the BARRA Index. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the BARRA Index while reducing the risk of underperforming the index over time. The Fund usually holds 100 to 200 stocks.

 The Fund may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. It uses quantitative analysis to:

  o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

  o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

 The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC]        You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

 The management team uses various strategies, consistent with the Fund's objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

  o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

  o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions

  o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]  RISKS AND OTHER THINGS TO CONSIDER

     Nations Managed Value Index Fund has the following general risks:

     o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the BARRA Index. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

     o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o Futures risk - This Fund may use futures contracts to manage liquidity. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]  A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  BARRA Index          0.00%        0.00%       0.00%

        The BARRA Index includes approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
        Fees you pay directly                                            Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]
This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the index funds
--------------------------------------------------------------------------------

[GRAPHIC]       About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]       You'll find more about TradeStreet on page 00.

[GRAPHIC]       What is the BARRA
                SmallCap Index?

                The BARRA SmallCap Index is designed to be a benchmark of the performance of value stocks of small capitalization companies. The index includes approximately 375 common stocks from the S&P SmallCap 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P SmallCap 600.

NATIONS MANAGED SMALLCAP VALUE INDEX FUND

[GRAPHIC]  INVESTMENT OBJECTIVE

 This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P SmallCap 600 Index/BARRA Value Index (the BARRA SmallCap Index).

[GRAPHIC]  Investment strategies

 The Fund normally invests at least 80% of its assets in common stocks that are included in the BARRA SmallCap Index.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the BARRA SmallCap Index. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the BARRA SmallCap Index while reducing the risk of underperforming the index over time. The Fund usually holds 200 to 300 stocks.

 The Fund may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. It uses quantitative analysis to:

  o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

  o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

 The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called "crossing networks" that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC]        You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

  o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

  o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions

  o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]  RISKS AND OTHER THINGS TO CONSIDER

     Nations Managed SmallCap Value Index Fund has the following general risks:

     o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the BARRA SmallCap Index. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, including because they trade less frequently and in lower volumes.

     o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o Futures risk - This Fund may use futures contracts to manage liquidity. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]  A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.


                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.


        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                                      1 year      5 years     10 years
  Primary A Shares                    0.00%        0.00%       0.00%
  BARRA SmallCap Value Index          0.00%        0.00%       0.00%

        The BARRA SmallCap Index includes approximately 375 common stocks from the S&P SmallCap 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P SmallCap 600.


[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
        Fees you pay directly                                            Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]
This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the balanced funds
--------------------------------------------------------------------------------


[GRAPHIC]       About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Value Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]       You'll find more about
                TradeStreet on page 00.

[GRAPHIC]       What is a balanced fund?

                A balanced fund invests in a mix of equity and fixed income securities, and money market instruments.

                Each of these "asset classes" has different risk/return characteristics. Combining them in one fund can help reduce risk and increase returns because at least one asset class should have the potential to be a stronger performer regardless of market conditions.

                Balanced funds like this one can provide a diversified asset mix for you in a single investment.

 NATIONS BALANCED ASSETS FUND


[GRAPHIC]  INVESTMENT OBJECTIVE

        This Fund seeks total return by investing in equity and fixed income securities.

[GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES

        This Fund invests in a mix of equity and fixed income securities, and money market instruments.

 Equity securities the Fund invests in are primarily common stock of seasoned companies believed to be financially strong.

 Fixed income securities normally make up at least 25% of the Fund's assets. Fixed income securities the Fund invests in are primarily bonds, notes and mortgage-backed and asset-backed securities issued by U.S. companies and government entities.

 Money market instruments the Fund invests in are primarily cash equivalents.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses asset allocation as its principal investment approach. The team allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class. The team evaluates:

  o current economic and financial market conditions in the U.S. and abroad

  o current interest rate trends

  o earnings and dividend prospects for common stocks

  o the overall stability of financial markets

 The team may change the Fund's asset allocation to try to increase returns and reduce risk.

 The team selects individual investments using the following process:

  o For the equity portion of the Fund, the team uses fundamental research and valuation analysis.

  o For the fixed income portion of the Fund, the team selects securities rated investment grade at the time of investment. The team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment.

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

  o For the money market portion of the Fund, the team chooses high-quality securities primarily to provide liquidity.

 The management team may use various tax strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  o may limit the number of buy and sell transactions it makes

  o will try to sell shares that have the lowest tax burden on shareholders

  o may offset capital gains by selling securities to realize a capital loss

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]  RISKS AND OTHER THINGS TO CONSIDER

     Nations Balanced Assets Fund has the following general risks:

     o Investment strategy risk - The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

     o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o Interest rate risk - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[GRAPHIC]  A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                              1 year      5 years     10 years
  Primary A Shares             0.00%        0.00%       0.00%
  S&P 500                      0.00%        0.00%       0.00%
  Lehman Aggregate Bond Index  0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

        The Lehman Aggregate Bond Index is an index of fixed income securities issued by the U.S. government and its agencies, and by corporations.

[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
        Fees you pay directly                                            Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]
This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the balanced funds
--------------------------------------------------------------------------------


[GRAPHIC]
                About the sub-advisers

                This Fund is managed by two sub-advisers: TradeStreet and Chicago Equity. TradeStreet's Fixed Income Management Team makes the asset allocation decisions for the Fund, as well as the day-to-day investment decisions for the fixed income and money market portions. Chicago Equity's Equity Management Team makes the day-to-day investment decisions for the equity portion of the Fund.

[GRAPHIC]
                 You'll find more about
                 TradeStreet and Chicago
                 Equity, starting on
                 page 00.

[GRAPHIC]
                What is an asset allocation fund?

                This asset allocation fund invests in a mix of equity and fixed income securities, and cash equivalents.

                Each of these "asset classes" has different risk/return characteris-tics. The portfolio management team changes the mix based on its assessment of the expected risks and returns of each class.

                Asset allocation funds like this one can provide a diversified asset mix for you in a single investment.

NATIONS ASSET ALLOCATION FUND

[GRAPHIC]  INVESTMENT OBJECTIVE

        This Fund seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

[GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES

        This Fund invests in a mix of equity and fixed income securities, and cash equivalents.

 Equity securities the Fund invests in are primarily common stock of blue chip companies. These companies are well established, nationally known companies that have a long record of profitability and a reputation for quality management, products and services.

 Fixed income securities the Fund invests in are primarily investment grade bonds and notes. The Fund normally invests at least 25% of its assets in senior securities. The Fund may also invest up to 35% of its assets in mortgage-backed and asset-backed securities.

 The Fund may invest up to 25% of its assets in foreign securities.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team uses asset allocation as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

 For the equity portion of the Fund, the portfolio management team uses quantitative analysis to build a portfolio that matches the industry, sector, style and capitalization characteristics of the S&P 500. The team will vary these holdings to try to provide higher returns than the S&P 500 while maintaining a level of risk similar to that of the index.

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]  RISKS AND OTHER THINGS TO CONSIDER

     Nations Asset Allocation Fund has the following general risks:

     o Investment strategy risk - The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

     o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods. There is a risk that the value of the blue chip stocks the Fund holds will not rise as high as the team expects, or will fall.

     o Foreign investment risk - Although the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

     o Interest rate risk - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[GRAPHIC]  A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

Average annual total return as of December 31, 1998

                              1 year      5 years     10 years
  Primary A Shares             0.00%        0.00%       0.00%
  [benchmark]                  0.00%        0.00%       0.00%

  [benchmark description]

[GRAPHIC]       What it costs to invest in the Fund

                                                                       Primary A
        Fees you pay directly                                            Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]
This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the fixed income funds
--------------------------------------------------------------------------------

[GRAPHIC]
                ABOUT THE SUB-ADVISER

                TradeStreet is this Fund's sub-adviser. TradeStreet's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about TradeStreet on page 00.

[GRAPHIC]
                Corporate fixed-income securities

                This Fund focuses on fixed income securities that are issued by corporations. Corporate fixed income securities have the potential to pay higher income than U.S. Treasury securities with similar maturities, but they also tend to be more sensitive to changes in interest rates.

 NATIONS SHORT-TERM INCOME FUND

[GRAPHIC]

        INVESTMENT OBJECTIVE
        This Fund seeks high current income consistent with minimal fluctuations of principal.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 65% of its total assets in investment grade fixed income. The portfolio management team may choose unrated securities if it believes they are of similar quality to rated securities at the time of investment. The Fund may invest in:

     o corporate debt securities, including bonds, notes and debentures

     o mortgage-related securities issued by governments

     o asset-backed securities

     o U.S. government obligations.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's average dollar-weighted maturity will normally be five years or less, and its duration will be 3 years or less.

     When selecting individual investments, the portfolio management team:

  o looks at a fixed income security's potential to generate both income and price appreciation

  o allocates assets among U.S. government securities, including securities issued by government agencies, mortgage-backed securities and U.S Treasury securities; asset-backed securities and corporate securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC]
You'll find more about other risks of investing in this Fund on page 00 and in the SAI.

[GRAPHIC]
The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Short-Term Income Fund has the following general risks:

     o Investment strategy risk - There is a risk that the value of the investments the portfolio management team chooses will not rise as high as the teams expects, or will fall.

     o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%)


        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Average annual total return as of December 31, 1998

                                                    1 year      5 years     10 years
        Primary A Shares                          0.00%        0.00%       0.00%
        Merrill Lynch 1-3 Year Treasury Index     0.00%        0.00%       0.00%

The Merrill Lynch 1-3 Year Treasury Index is an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

[GRAPHIC]

        What it costs to invest in the Fund

                                                  Primary A
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from
        the Fund's assets
        (the Fund's operating expenses)
        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                      0.00%

        (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

About the sub-adviser

TradeStreet is this Fund's sub-adviser. TradeStreet's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]

You'll find more about TradeStreet on page 00.

[GRAPHIC]

U.S. government securities

This Fund invests almost all of its assets in securities that are either issued or guaranteed by the U.S. government. This means the Fund's value tends to change less when interest rates change, but it could earn less income than funds that invest in other kinds of fixed income securities.

 NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

[GRAPHIC]
        INVESTMENT OBJECTIVE

        This Fund seeks high current income consistent with modest fluctuation of principal.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund invests almost all of its assets in U.S. government obligations and repurchase agreements relating to these obligations. It may invest in mortgage-related securities issued by governments or corporations.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's average dollar-weighted maturity will normally be five years or less, and its duration will be four years or less.

     When selecting individual investments, the portfolio management team:

  o looks at a fixed income security's potential to generate both income and price appreciation

  o allocates assets primarily among U.S. government securities, including securities issued by government agencies, mortgage-backed securities and U.S Treasury securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

  o selects securities using structure analysis, which evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]

        Risks and other things to consider

        Nations Short-Intermediate Government Fund has the following general risks:

     o Investment strategy risk - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

     o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o Derivatives risk - This Fund may invest in derivatives. There is always a risk that these investments could result in losses reduce returns, increase transaction costs and increase the Fund's volatility.

     o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should generally not affect the amount of income they pay.

[GRAPHIC]

        A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                                                        1 year      5 years     10 years
        Primary A Shares                              0.00%        0.00%       0.00%
        Lehman Intermediate Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Intermediate Government Bond Index is an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.


[GRAPHIC]

        What it costs to invest in the Fund

                                                  Primary A
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                  none
        Maximum deferred sales charge (load)
        when you sell your shares                 none
        Ongoing fees and expenses deducted
        from the Fund's assets
        (the Fund's operating expenses)
        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

        (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

    This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

About the fixed income funds
--------------------------------------------------------------------------------

[GRAPHIC]
                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about TradeStreet on page 00.

[GRAPHIC]

                Mortgage-backed securities

                This Fund invests primarily in U.S. government obligations, but part of its investment strategy is to invest in mortgage-backed securities. Mortgage-backed securities tend to pay higher income than U.S. Treasury bonds and other government-backed bonds with similar maturities but also have specific risks associated with them. They pay a monthly income that includes interest as well as a portion of the principal on the underlying mortgages.

 Nations Government Securities Fund

[GRAPHIC]

        Investment objective

        This Fund seeks high current income consistent with moderate fluctuation of principal.

[GRAPHIC]

        Principal investment strategies

        This Fund invests at least 65% of its assets in intermediate-term U.S. government obligations. It may invest in:

     o mortgage-related securities issued by governments or corporations

     o asset-backed securities or municipal securities rated investment grade at the time of investment, or unrated if the portfolio management team believes they are of comparable quality to rated securities at the time of investment.

     o corporate debt securities, including bonds, notes and debentures rated investment grade at the time of investment, or unrated it the portfolio management team believes they are of comparable quality to rated securities at the time of investment

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's average dollar-weighted maturity will normally be between five and 30 years.

     When selecting individual investments, the portfolio management team:

     o looks at a fixed income security's potential to generate both income and price appreciation.

     o allocates assets primarily among U.S. government securities, including securities issued by government agencies, mortgage-backed securities and U.S Treasury securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

     o selects securities using structure analysis, which evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

[GRAPHIC]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Government Securities Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o DERIVATIVES RISK - This Fund may invest in derivatives. There is always a risk that these investments could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%



        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                        1 year      5 years     10 years
        PRIMARY A SHARES                              0.00%        0.00%       0.00%
        Lehman Intermediate Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Intermediate Treasury Index is an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary A
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                 none
        Maximum deferred sales charge (load)
        when you sell your shares                none
        Ongoing fees and expenses deducted
        from the Fund's assets
        (the Fund's operating expenses)
        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

        (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC]

                More investment opportunities

                This Fund can invest in a wide range of fixed income securities as long as they're investment grade. This allows the portfolio management team to focus on securities that offer the potential for higher returns. Fixed income securities with the lowest investment grade rating, however, tend to be more sensitive to credit risk.

 NATIONS STRATEGIC FIXED INCOME FUND

[GRAPHIC]

        INVESTMENT OBJECTIVE
        This Fund seeks total return by investing in investment grade fixed income securities.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 65% of its assets in investment grade fixed income securities. The portfolio management team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment. The Fund may invest in:

     o corporate debt securities, including bonds, notes and debentures

     o U.S. government obligations

     o foreign debt securities denominated in U.S. dollars

     o mortgage-related securities issued by governments

     o asset-backed securities

     o municipal securities

     o dividend-paying preferred and common stock

 It may also invest any amount of its assets in high quality money market instruments, repurchase agreements and cash, if market conditions warrant it. These securities may be issued by foreign banks and foreign branches of U.S. banks.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's average dollar-weighted maturity will normally be [up to 10 years] and will never be more than 15 years.

     When selecting individual investments, the portfolio management team:

  o looks at a fixed income security's potential to generate both income and price appreciation

  o allocates assets primarily among U.S. government securities, including securities issued by government agencies, mortgage-backed securities and U.S Treasury securities; and corporate securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

[GRAPHIC]

You'll find more about other risks of investing in this Fund on page 00 and in the SAI.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

  o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC]

        Risks and other things to consider

        Nations Strategic Fixed Income Fund has the following general risks:

     o Investment strategy risk - There is a risk that the value of the investments the portfolio management team chooses will not rise as high as the teams expects, or will fall.

     o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%



  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                          1 year      5 years     10 years
        Primary A Shares                0.00%        0.00%       0.00%
        Lehman Aggregate Bond Index     0.00%        0.00%       0.00%

        The Lehman Aggregate Bond Index is made up of the Lehman
        Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary A
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                  none
        Maximum deferred sales charge (load)
        when you sell your shares                 none
        Ongoing fees and expenses deducted
        from the Fund's assets
        (the Fund's operating expenses)
        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                      0.00%

        (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


     This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


   If you sold all of your shares at the end of the period, your cost would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]
                ABOUT THE SUB-ADVISER

                Boatmen's Capital Management, Inc. (Boatmen's) is this Fund's sub-adviser. The Investment Committee of Boatmen's Capital makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about Boatmen's on page 00.

[GRAPHIC]
                Longer-term securities

                This Fund invests in securities with longer terms. Longer-term securities offer the potential for higher income than securities with shorter terms, but they are also more sensitive to changes in interest rates.

 NATIONS U.S. GOVERNMENT BOND FUND
[GRAPHIC]
        INVESTMENT OBJECTIVE

        This Fund seeks total return and preservation of capital by investing in U.S. government securities and repurchase agreements collateralized by such securities.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 65% of its assets in U.S. government securities and repurchase agreements secured by these securities. The Fund may also invest in:

       o zero coupon bonds

       o corporate debt securities rated investment grade at the time of investment, or unrated it the portfolio management team believes they are of comparable quality to investment grade securities at the time of investment

       o foreign debt securities denominated in U.S. dollars.


 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The Fund's average dollar-weighted maturity will normally be between five and 30 years. [What is the Fund's duration?]


 When selecting individual investments, the portfolio management team uses a disciplined, prudent approach, based on its analysis of economic trends. The team:

       o looks at a fixed income security's potential to generate both income and price appreciation

       o emphasizes securities with a longer duration when it believes that the economy is in a period of stable inflation

       o emphasizes securities with a shorter duration when it expects a period of rising inflation

       o uses a variety of other techniques to help manage risk


     The Fund may engage in dollar roll transactions.

[GRAPHIC]

You'll find more about other risks of investing in this Fund on page 00 and in the SAI.

[GRAPHIC]

The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.


[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations U.S. Government Bond Fund has the following general risks:

        o Investment strategy risk - There is a risk that the value of the investments the portfolio management team chooses will not rise as high as the team expects, or will fall.

        o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o Derivatives risk - This Fund may invest in derivatives. There is always a risk that these investments could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

        o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%




        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Average annual total return as of December 31, 1998


                                           1 year      5 years     10 years
        Primary A Shares                 0.00%        0.00%       0.00%
        Lehman Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Government Bond Index is an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.


[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary A
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                 none
        Maximum deferred sales charge (load)
        when you sell your shares                none

        Ongoing fees and expenses deducted
        from the Fund's assets
        (the Fund's operating expenses)
        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

        (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.



        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all of your shares at the end of the period, your costs would be:



                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]

                About the Sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Fixed Income Management Team makes the day-to-day investment decisions for the Fund.


[GRAPHIC]
                 You'll find more about TradeStreet on page 00.

[GRAPHIC]
                High yield bonds

                Although this Fund invests primarily in investment grade securities, it can invest up to 35% of its assets in high yield bonds. High yield bonds offer the potential for higher income than other kinds of bonds with similar maturities, but they also have higher credit risk.

                The Fund tries to manage this risk by holding a large part of its assets in investment grade debt securities. This allows the Fund to maintain an average quality well within the investment grade category.

 NATIONS DIVERSIFIED INCOME FUND

[GRAPHIC]

        INVESTMENT OBJECTIVE
        This Fund seeks total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 65% of its assets in investment grade debt securities. The Fund may invest in:

        o corporate debt securities

        o U.S. government obligations

        o foreign debt securities denominated in U.S. dollars or foreign currencies

        o mortgage-related securities issued by governments and non- government issuers

 The Fund may invest up to 35% of its assets in lower-quality fixed income securities ("junk bonds" or "high yield bonds") rated "B"or better by Moody's or S&P. The portfolio management team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment.


 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The Fund's average dollar-weighted maturity will normally be more than five years.


 When selecting individual investments, the portfolio management team:

  o looks at a fixed income security's potential to generate both income and price appreciation

  o allocates assets primarily among U.S. government securities and U.S. corporate securities, including high yield corporate bonds. The allocation is structured to provide the potential for the best return, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

[GRAPHIC]

You'll find more about other risks of investing in this Fund on page 00 and in the SAI.

[GRAPHIC]

The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Diversified Income Fund has the following general risks:

        o Investment strategy risk - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

        o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.


[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]
                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Average annual total return as of December 31, 1998

                                                        1 year      5 years     10 years
        Primary A Shares                              0.00%        0.00%       0.00%
        Lehman Intermediate Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Corporate Bond Index is an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary A
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                 none
        Maximum deferred sales charge (load)
        when you sell your shares                none

        Ongoing fees and expenses deducted
        from the Fund's assets
        (the Fund's operating expenses)
        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

        (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o you invest $10,000 in Primary A Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                About the Sub-adviser

                The Fund does not have its own
                investment adviser or sub-adviser because it's a "feeder" fund. Feeder funds invest all of their assets in another fund, which is called a "master fund" or "master portfolio."

                BAAI is the Master Portfolio's investment adviser, and TradeStreet is its sub-adviser. TradeStreet's Fixed Income Management Team makes the day-to-day investment decisions for the Master Portfolio.

[GRAPHIC]

                 You'll find more about
                 TradeStreet on page 00.

[GRAPHIC]

                Longer-term securities

                The Master Portfolio invests in securities with longer terms. Longer-term securities offer the potential for higher income than securities with shorter terms, but they are also more sensitive to changes in interest rates.

                The Master Portfolio can invest up to 35% of its assets in mortgage-backed securities. Mortgage-backed securities tend to pay higher income than U.S. Treasury bonds and other government-backed bonds with similar maturities. Mortgage-backed securities pay a monthly income that includes interest as well as a portion of the principal on the underlying mortgages.

 NATIONS INTERMEDIATE BOND FUND

[GRAPHIC]

        INVESTMENT OBJECTIVE
        This Fund seeks to provide interest income and capital appreciation. [GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund pursues its investment objectively investing all of its assets in Nations Intermediate Bond Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.


 The Master Portfolio normally invests at least 65% of its assets in intermediate and longer term fixed income securities that are investment grade. The Master Portfolio can invest up to 35% of its assets in mortgage-backed securities, including collateralized mortgage obligations
 (CMOs), that are backed by the U.S government or one of its agencies or instrumentalities.


 The Master Portfolio may also invest 10% of its assets in other kinds of securities, which are described in the SAI.


 The Master Portfolio's average portfolio maturity will normally be between three and six years. Its average portfolio duration generally will be approximately the same as the Lehman Brothers Intermediate/Corporate Bond Index.


     When selecting individual investments, the portfolio management team:

        o looks at a fixed income security's potential to generate both income and price appreciation.

        o allocates assets primarily among U.S. corporate securities and mortgage- backed securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

        o selects securities using structure analysis, which evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

        o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

        o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]
        RISKS AND OTHER THINGS TO CONSIDER
        Nations Intermediate Bond Fund has the following general risks:

        o Investment strategy risk - There is a risk that the value of the investments the portfolio management team chooses for the Master Portfolio will not rise as high as the teams expects, or will fall.

        o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o Credit risk - The Master Portfolio could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

        o Prepayment risk - The value of mortgage-backed securities can fall if the owners of underlying mortgages pay off their mortgages sooner than expected.

        o Derivatives risk - The Master Portfolio may invest in derivatives. There is always a risk that these investments could result in losses, reduce returns, increase transaction costs and increase the Master Portfolio's volatility.

        o Investing in the Master Portfolio - Other mutual funds and investors can buy shares in the Master Portfolio. For example, the World Horizon U.S. Bond Fund, which is also managed by BAAI or its affiliates, invests all of its assets in the Master Portfolio.


          All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other investors in the Master Portfolio will have different shares prices and returns than the Fund because they all have different sales charges, and ongoing administrative and other expenses.


          The Fund can withdraw its entire investment from the Master Portfolio if the Board of Trustees of Nations Institutional Reserves believes it's in the best interest of the Fund to do so. It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid. The Fund might also have to pay brokerage, tax or other charges.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC]
        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                                    1 year      5 years     10 years
  Primary A Shares                0.00%        0.00%       0.00%
  Lehman Intermediate
  Government Bond Index           0.00%        0.00%       0.00%

        The Lehman Corporate Bond Index is an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.


[GRAPHIC]
        What it costs to invest in the Fund

                                                  Primary A
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                  none
        Maximum deferred sales charge (load)
        when you sell your shares                 none
        Ongoing fees and expenses deducted
        from the Fund's assets
        (the Fund's operating expenses)(1)
        Management fees                          0.00%
        Service Fees                             0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(2)                    0.00%

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        (1)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

        (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o you invest $10,000 in Primary A Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

ABOUT THE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about
                 TradeStreet on page 00.

[GRAPHIC]
                Shorter-term securities

                This Fund invests in securities with shorter terms. This means the Fund's value tends to change less when interest rates change, but it could also earn less income than funds that invest in longer-term securities.

 NATIONS SHORT-TERM MUNICIPAL INCOME FUND
[GRAPHIC]
        INVESTMENT OBJECTIVE
        This Fund seeks high current income exempt from federal income tax consistent with minimal fluctuation of principal.

[GRAPHIC]
        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

        The Fund may invest up to 20% of its assets in:

        o short-term debt securities that are taxable

        o debt securities issued by certain trusts, partnerships or other special purpose issuers

 The Fund may also invest smaller percentages of its assets in other kinds of securities, which are described in the SAI.

 The Fund's average dollar-weighted maturity will normally be less than three years, and its duration will be between 1.25 and 2.75 years.

 When selecting individual investments, the portfolio management team looks at a security's potential to generate both income and price appreciation. The portfolio management team:

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

     The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

[GRAPHIC]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC]
        RISKS AND OTHER THINGS TO CONSIDER

        Nations Short-Term Municipal Income Fund has the following general risks:

        o Investment strategy risk - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.


        o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.


        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.


        o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should not affect the amount of income they pay.


        o Tax considerations - Most of the dividends distributed by the Fund come from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]
                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.
[GRAPHIC]
                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                                    1 year      5 years     10 years
  Primary A Shares                0.00%        0.00%       0.00%
  Lehman Intermediate
  Government Bond Index           0.00%        0.00%       0.00%

        The Lehman Corporate Bond Index is an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                  none
        Maximum deferred sales charge (load)
        when you sell your shares                 none

        Ongoing fees and expenses deducted
        from the Fund's assets
        (the Fund's operating expenses)
        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

        (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o you invest $10,000 in Primary A Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

ABOUT THE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
                 You'll find more about
                 TradeStreet on page 00.

[GRAPHIC]
                Intermediate-term securities

                This Fund invests in securities with intermediate terms. This means the Fund's value tends to change more when interest rates change, but it could also earn more income than funds that invest in shorter-term securities.

                Its value tends to change less when interest rates change, but it could also earn less income than funds that invest in longer-term securities.

 NATIONS INTERMEDIATE MUNICIPAL INCOME FUND
[GRAPHIC]
        INVESTMENT OBJECTIVE
        This Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

[GRAPHIC]
        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

        The Fund may invest up to 20% of its assets in:

        o short-term debt securities that are taxable

        o debt securities issued by certain trusts, partnerships or other special purpose issuers


 The Fund may also invest smaller percentages of its assets in other kinds of securities, which are described in the SAI.

 The Fund's average dollar-weighted maturity will normally be between three and 10 years, and its duration will be between three and six years.

 When selecting individual investments, the portfolio management team looks at a security's potential to generate both income and price appreciation. The portfolio management team:

    o allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

    o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

     The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

    o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

    o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.
[GRAPHIC]
        RISKS AND OTHER THINGS TO CONSIDER
        Nations Intermediate Municipal Income Fund has the following general risks:

        o Investment strategy risk - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

        o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should not affect the amount of income they pay.

        o Tax considerations - Most of the dividends distributed by the Fund come from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC]
        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%
        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                                    1 year      5 years     10 years
  Primary A Shares                0.00%        0.00%       0.00%
  Lehman Intermediate
  Government Bond Index           0.00%        0.00%       0.00%

        The Lehman Corporate Bond Index is an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

[GRAPHIC]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                                   Primary A
Fees you pay directly                                                Shares
        Maximum sales charge (load)
        when you buy your shares                                       none
        Maximum deferred sales charge (load)
        when you sell your shares                                      none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                               0.00%
        Other expenses                                                0.00%
        Total annual fund operating expenses                          0.00%
        Fee waivers and/or reimbursements                             0.00%
        Total net expenses(1)                                         0.00%

        (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

           o you invest $10,000 in Primary A Shares of the Fund

           o your investment has a 5% return each year

           o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

ABOUT THE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.
[GRAPHIC]

                 You'll find more about
                 TradeStreet on page 00.
[GRAPHIC]

                Longer-term securities

                This Fund invests in securities with longer terms. This means the Fund's value tends to change more when interest rates change, but it could also earn more income than funds that invest in shorter-term securities.

 NATIONS MUNICIPAL INCOME FUND

[GRAPHIC]
        INVESTMENT OBJECTIVE
        This Fund seeks high current income exempt from federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities.

[GRAPHIC]
        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

        The Fund may invest up to 20% of its assets in:

        o short-term debt securities that are taxable

        o debt securities issued by certain trusts, partnerships or other special purpose issuers

 The Fund may also invest smaller percentages of its assets in other kinds of securities, which are described in the SAI.

 The Fund's average dollar-weighted maturity will normally be more than 8.5 years, and its duration will be between six and nine years.

 When selecting individual investments, the portfolio management team looks at a security's potential to generate both income and price appreciation. The portfolio management team:

    o allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

    o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

     The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

    o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

    o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC]
                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC]

        Risks and other things to consider

        Nations Municipal Income Fund has the following general risks:

        o Investment strategy risk - There is a risk that the value of the investments1 that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

        o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should not affect the amount of income they pay.

        o Tax considerations - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC]

        A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                                    1 year      5 years     10 years
  Primary A Shares                0.00%        0.00%       0.00%
  Lehman Intermediate
  Government Bond Index           0.00%        0.00%       0.00%

        The Lehman Corporate Bond Index is an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

[GRAPHIC]

        What it costs to invest in the Fund

                                                  Primary A
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge
        (load) when you sell your shares            none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

[GRAPHIC]

         OTHER IMPORTANT INFORMATION

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

     o Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America National Trust and Savings Association (Bank of America), the Federal Deposit Insurance Corporation or any other government agency. Your investment may lose money.

     o Affiliates of Bank of America are paid for the services they provide to the Funds.

     o Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o Foreign investment risk - The equity funds can invest up to [00]% of their assets in foreign securities, except Nations Marsico Focused Equities Fund, Nations Marsico Growth & Income Fund, Nations Strategic Equity Fund, and Nations Asset Allocation Fund, which can invest up to 25% of their assets in foreign securities. The international funds can invest all of their assets in foreign securities. Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from a lack of liquidity; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

       Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Pacific Basin and the Far East, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

     o Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of capital gains to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. The annual portfolio turnover rate for Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund is expected to be no more than 25%. You'll find the portfolio turnover rate for each Fund in the Financial highlights.

     o Preparing for the year 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

       All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

       A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues. Funds that invest in foreign securities may be at greater risk because the computer systems of many foreign issuers, governments or other entities may not be ready for the year 2000.

[GRAPHIC]

                Banc of America Advisors, Inc.

                One Bank of America Plaza
                Charlotte, North Carolina 28255

[GRAPHIC]

         HOW THE FUNDS ARE MANAGED

 INVESTMENT ADVISER

 BAAI is the investment adviser to the equity, international, index balanced, fixed income and municipal bond funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation. Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                               Maximum     Actual fee
                                              advisory      paid last
                                                 fee       fiscal year
  Nations Value Fund                             0.00         0.00
  Nations Equity Income Fund                     0.00         0.00
  Nations Emerging Growth Fund                   0.00         0.00
  Nations Small Company Growth Fund              0.00         0.00
  Nations Disciplined Equity Fund                0.00         0.00
  Nations Capital Growth Fund                    0.00         0.00
  Nations Marsico Focused Equities Fund          0.00         0.00
  Nations Marsico Growth & Income Fund           0.00         0.00
  Nations Strategic Equity Fund                  0.00         0.00
  Nations Blue Chip Fund                         0.00         0.00
  Nations Capital Income Fund                    0.00         0.00
  Nations International Value Fund               0.00         0.00
  Nations International Equity Fund              0.00         0.00
  Nations International Growth Fund              0.00         0.00
  Nations Emerging Markets Fund                  0.00         0.00
  Nations Equity Index Fund                      0.00         0.00
  Nations Managed Index Fund                     0.00         0.00
  Nations Managed SmallCap Index Fund            0.00         0.00
  Nations Managed Value Index Fund               0.00         0.00
  Nations Managed SmallCap Value Index Fund      0.00         0.00
  Nations Balanced Assets Fund                   0.00         0.00
  Nations Asset Allocation Fund                  0.00         0.00
  Nations Short-Term Income Fund                 0.00         0.00
  Nations Short-Intermediate Government Fund     0.00         0.00
  Nations Government Securities Fund             0.00         0.00
  Nations Strategic Fixed Income Fund            0.00         0.00
  Nations U.S. Government Bond Fund              0.00         0.00
  Nations Diversified Income Fund                0.00         0.00
  Nations Intermediate Bond Fund                 0.00         0.00
  Nations Short-Term Municipal Income Fund       0.00         0.00
  Nations Intermediate Municipal Bond Fund       0.00         0.00
  Nations Municipal Income Fund                  0.00         0.00

[GRAPHIC]

                TradeStreet Investment
                Associates, Inc.

                One Bank of America Plaza
                Charlotte, North Carolina 28255

 INVESTMENT SUB-ADVISERS

 Nations Funds and BAAI have engaged investment sub-advisers to provide day-to-day portfolio management for the Funds. These sub-advisers function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

 TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

 Currently managing more than [$70] billion, TradeStreet has more than 140 institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

 TradeStreet is the investment sub-adviser to the Funds shown in the table below. TradeStreet also makes the asset allocation decisions and the day-to-day investment decisions for the fixed income and money market portions of Nations Asset Allocation Fund. The table tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for the other Funds.

Fund                                           TradeStreet Team
  Nations Value Fund                           Value Management Team
  Nations Equity Income Fund                   Structured Products Management Team
  Nations Emerging Growth Fund                 Strategic Growth Management Team
  Nations Small Company Growth Fund            Strategic Growth Management Team
  Nations Disciplined Equity Fund              Structured Products Management Team
  Nations Capital Growth Fund                  Core Growth Management Team
  Nations Capital Income Fund                  [Value] Management Team
  Nations Equity Index Fund                    Structured Products Management Team
  Nations Managed Index Fund                   Structured Products Management Team
  Nations Managed SmallCap Index Fund          Structured Products Management Team
  Nations Managed Value Index Fund             Structured Products Management Team
  Nations Managed SmallCap Value Index Fund    Structured Products Management Team
  Nations Balanced Assets Fund                 Value Management Team
  Nations Asset Allocation Fund                Fixed Income Management Team
                                               for the fixed income and money market
                                               portions of the Fund
  Nations Short-Term Income Fund               Fixed Income Management Team
  Nations Short-Intermediate Government Fund   Fixed Income Management Team
  Nations Government Securities Fund           Fixed Income Management Team
  Nations Strategic Fixed Income Fund          Fixed Income Management Team
  Nations Diversified Income Fund              Fixed Income Management Team
  Nations Intermediate Bond Fund1              Fixed Income Management Team
  Nations Short-Term Municipal Income Fund     Municipal Fixed Income Management Team
  Nations Intermediate Municipal Bond Fund     Municipal Fixed Income Management Team
  Nations Municipal Income Fund                Municipal Fixed Income Management Team

(1)Nations Intermediate Bond Fund doesn't have its own investment sub-adviser because it invests in Nations Intermediate Bond Master Portfolio. TradeStreet is the investment sub-adviser to the Master Portfolio.

 PERFORMANCE OF OTHER FUNDS AND ACCOUNTS MANAGED BY TRADESTREET

 Nations Managed Index Fund and Nations Managed SmallCap Index Fund have been in operation since 1996. The tables below are designed to show you how similar index funds and composites of accounts managed by TradeStreet performed in the past.

 The Enhanced S&P 500 Composite has an investment objective, policies and strategies that are similar to Nations Managed Index Fund.

 The table below shows the returns for Nations Managed Index Fund and the composite compared with the S&P 500 and the Lipper S&P 500 Index Funds Average for the periods ending December 31, 1998. The Lipper S&P 500 Index Funds average measures the average performance of mutual funds with similar objectives monitored by Lipper Inc. during the periods shown. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                          Lipper
                    Nations      Enhanced                 S&P 500
                    Managed      S&P 500                   Index
                     Index        Index                    Funds
                     Fund       Composite     S&P 500     Average
                         (%)          (%)          (%)         (%)
  one year            0.00        0.00          0.00        0.00
  three years          --         0.00          0.00        0.00
  five years           --         0.00          0.00        0.00
  since inception
  (July 31, 1996)     0.00        0.00          0.00        0.00

     Average annual total returns as of December 31, 1998

          Nations                                S&P 500
          Managed      Enhanced                   Index
           Index       S&P 500                    Funds
           Fund       Composite     S&P 500      Average
Year          (%)          (%)          (%)          (%)
  1998      0.00        0.00          0.00        0.00
  1997     33.46       33.42         33.23       32.61
  1996       --        24.12         23.08       22.30
  1995       --        37.84         37.45       36.82
  1994       --         0.69          1.31        0.90
  1993       --        10.52          9.99        9.52
  1992       --         5.55          7.64        7.12
  1991       --        30.86         30.56       29.65
  1990       --         -1.52         -3.15       -3.57
  1989       --        34.28         31.55       30.58

 This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The composite includes accounts, including pooled funds, managed by TradeStreet. Bank of America and its predecessors managed these accounts before TradeStreet was formed in 1995. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the accounts had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of TradeStreet.

 The Enhanced Small Cap Index Composite has an investment objective, policies and strategies that are similar to Nations Managed SmallCap Index Fund.

 The table below shows the returns for Nations Managed SmallCap Index Fund and the composite compared with the S&P SmallCap 600 for the periods ending December 31, 1998. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

 AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                         Nations           Enhanced
                         Managed          Small Cap         S&P
                        SmallCap            Index         SmallCap
                     Index Fund (%)     Composite (%)     600 (%)
  one year               0.00               0.00              0.00
  three years             --                0.00              0.00
  five years              --                0.00              0.00
  since inception
  (October 15, 1996)     0.00               0.00              0.00

     Average annual total returns as of December 31, 1998

                Nations           Enhanced
                Managed          Small Cap         S&P
               SmallCap            Index         SmallCap
Year        Index Fund (%)     Composite (%)     600 (%)
  1998     0.00               0.00              0.00
  1997     0.00               0.00              0.00
  1996      --                0.00              0.00
  1995      --                0.00              0.00
  1994      --                0.00              0.00
  1993      --                0.00              0.00
  1992      --                0.00              0.00
  1991      --                0.00              0.00
  1990      --                0.00              0.00
  1989      --                0.00              0.00

[GRAPHIC]

                Marsico Capital
                Management, LLC


                1200 17th Street
                Suite 1300
                Denver, Colorado 80202

 This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The composite includes accounts, including pooled funds, managed by TradeStreet. Bank of America and its predecessors managed these accounts before TradeStreet was formed in 1995. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the accounts had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of TradeStreet.

 MARSICO CAPITAL MANAGEMENT, LLC

 Marsico Capital is a full service investment advisory firm founded by Thomas
 F. Marsico in September 1997. It is a registered investment adviser, specializing in large capitalization stocks, and currently has [$65] billion in assets under management.

 Marsico Management Holdings, LLC, a wholly owned subsidiary of Bank of America, owns 50% of the equity of Marsico Capital.

 Marsico Capital is the investment sub-adviser to:

  o Nations Marsico Focused Equities Fund

  o Nations Marsico Growth & Income Fund


 Thomas F. Marsico, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for these Funds. Before forming the company, Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation. He has more than 20 years of experience as a securities analyst and portfolio manager.

 PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO

 Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund have been in operation since December 31, 1997, so they have a short performance history. The tables below are designed to show you how similar equity funds managed by Thomas Marsico performed in the past.

 The Janus Twenty Fund has an investment objective, policies and strategies that are very similar to Nations Marsico Focused Equities Fund. Mr. Marsico managed the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $6 billion in net assets on August 11, 1997.

 The table below shows the returns for the Janus Twenty Fund compared with the S&P 500 for the periods ending August 7, 1997. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

 AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                                Janus Twenty
                                                  Fund (%)      S&P 500 (%)
  one year                                         48.21           46.41
  three years                                      32.07           30.63
  five years                                       20.02           20.98
  during the period of Mr. Marsico's management
  (January 31, 1988 to August 7, 1997)             23.38           18.20

 This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Janus Growth and Income Fund has an investment objective, policies and strategies that are very similar to Nations Marsico Growth & Income Fund. Mr. Marsico managed the Janus Growth and Income Fund from is inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $1.7 billion in net assets on August 11, 1997.

[GRAPHIC]

                Bank of America
                Investment Management


                100 North Broadway
                St. Louis, Missouri 63102

[GRAPHIC]

                Chicago Equity Partners
                Corporation

                231 South LaSalle
                Chicago, Illinois 60697

 The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The S&P 500 is a broadly based index of 500 large U.S. companies. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

 AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                                    Janus
                                                  Growth and
                                               Income Fund (%)     S&P 500 (%)
  one year                                         47.77               46.41
  three years                                      31.13               30.63
  five years                                       21.16               20.98
  during the period of Mr. Marsico's management
  (May 31, 1991 to August 7, 1997)                 21.19               18.59

 This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 BANK OF AMERICA INVESTMENT MANAGEMENT

 BAIM, a division of Bank of America, is the investment sub-adviser to Nations Strategic Equity Fund.

 The Fund is managed by Michael E. Kenneally, president and chief investment officer of BAIM since 1997. He has managed the Fund since [0]. Before joining BAIM, Mr. Kenneally was managing director at Boatmen's, in charge of fundamental and quantitative research, small-capitalization, passive and international equity investment. He holds a bachelor's degree in economics and an MBA in finance from the University of Missouri.

 CHICAGO EQUITY PARTNERS CORPORATION
 Chicago Equity is a wholly-owned subsidiary of Bank of America.

 Chicago Equity is the investment sub-adviser to Nations Blue Chip Master Portfolio, and is one of two sub-advisers to Nations Asset Allocation Fund.

 Chicago Equity's Equity Management Team is responsible for making the day-to-day investment decisions for Nations Blue Chip Master Portfolio and for the equity portion of Nations Asset Allocation Fund.

[GRAPHIC]
                Brandes Investment
                Partners, L.P.

                12750 High Bluff Drive
                San Diego, California 92130

 Brandes Investment Partners, L.P.
 Founded in 1974, Brandes is an investment advisory firm with 37 investment professionals who manage more than $20 billion in assets. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.

 Brandes is the investment sub-adviser to Nations International Value Fund. Brandes' [Large Cap Investment Committee] is responsible for making the day-to-day investment decisions for the Fund.

 Performance of other international equity funds and accounts managed by Brandes
 Nations International Value Fund has been in operation since [0], so it has a short performance history. The table below is designed to show you how a similar composite of international equity accounts managed by Brandes performed over a longer period in the past.

 The Brandes composite has an investment objective, policies and strategies that are similar to Nations International Value Fund.

 The table below shows the returns for the Brandes composite compared with the MSCI EAFE Index for the periods ending December 31, 1998. The MSCI EAFE Index is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

 Average annual total returns as of December 31, 1998

                      Brandes           MSCI EAFE
                      Composite (%)     Index (%)
 one year             0.00              0.00
 three years          0.00              0.00
 five years           0.00              0.00
 since inception
 (0, 0 , 0)           0.00              0.00

 Average annual total returns as of December 31, 1998

                      Brandes           MSCI EAFE
                      Composite (%)     Index (%)
 1998                  0.00             0.00
 1997                  20.00            1.78
 1996                  16.34            6.05
 1995                  13.75           11.21
 1994                  (2.98)           7.78
 1993                  40.86           32.56
 1992                   6.28          (12.17)
 1991                  40.17           12.13

[GRAPHIC]
                Gartmore Global Partners

                One Bank of America Plaza
                Charlotte, North Carolina 28255

 This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Brandes composite includes Brandes International Equity Fund and international equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of Brandes.

 Gartmore Global Partners
 Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages more than $0 billion in assets.

 Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of Bank of America, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK holding company for a leading UK-based international fund management group of companies.

 Gartmore follows a growth philosophy, which is reflected in its active management of market allocation and stock selection.


 Gartmore is one of three investment sub-advisers to:

  o Nations International Equity Fund


 Gartmore is the investment sub-adviser to:

  o Nations International Growth Fund

  o Nations Emerging Markets Fund


 Nations International Equity Fund is co-managed by five portfolio managers:

 Phillip Ehrmann has been responsible since June 1998 for the Fund's investments in developing countries. He has also been the principal portfolio manager for Nations Emerging Markets Fund since he joined Gartmore in 1995, and is head of the Gartmore Emerging Markets Team. Before he joined Gartmore, Mr. Ehrmann was the director of emerging markets for Invesco in London. He began his career in 1981 as an institutional stock broker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

 Seok Teoh has been responsible since June 1998 for the Fund's investments in Asia. She has also been principal portfolio manager of Nations Pacific Growth Fund since it was formed in June 1995. Ms. Teoh has been with Gartmore since 1990 as the London based manager of its Far East Team. Previously, she managed four equity funds for Rothschild Asset Management in Tokyo and Singapore, and was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh is native to Singapore and is fluent in Mandarin and Cantonese. She received an Economics degree from the University of Durham.

 Mark Fawcett has been responsible since June 1998 for the Fund's investments in Japan. He is also senior investment manager for the Gartmore Japanese Equities Team and has specific responsibility for large stock research. Before joining Gartmore in 1991, he worked on the Far East desk of Provident Mutual managing funds invested in Japan. He graduated from Oxford University in 1986 with an honors degree in Mathematics and Philosophy.

 Stephen Jones has been responsible for the Fund's investments in Europe since 1998. He is also head of Gartmore European Equities. Mr. Jones joined Gartmore in 1994 and was appointed head of the European equity team in 1995. He began his career at The Prudential in 1984, and became a European equities investment manager in 1987, focusing on France, Belgium and Switzerland. He graduated from Manchester University in 1984 with an honors degree in Economics.

 Stephen Watson has been responsible since June 1998 for allocating the Fund's assets among the various regions in which it invests, and for determining the funds investments in regions not covered by the other portfolio managers. He was the Fund's sole portfolio manager from February 1995 to June 1998. Mr. Watson joined Gartmore in 1993 as a global fund manager, and is the chief investment officer of Gartmore Global Partners and a member of Gartmore's global policy group. Before joining Gartmore, he was a director and global fund manager with James Capel Fund Managers, London, as well as client service manager for international clients. He was in Capel-Cure Myers' portfolio management division from 1980 to 1987, and began his career in 1976 with Samuel Motagu. He is a member of the Securities Institute.

 Nations International Growth Fund is managed by Brian O'Neill, the principal senior investment manager of the Gartmore Global Portfolio Team at Gartmore Global Partners. He has managed the Fund since its inception. Before joining Gartmore in 1981, Mr. O'Neill was a fund manager in global equities at Antony Gibbs & Sons and an investment analyst at Royal Insurance. He graduated from Glasgow University in 1969 with a MA Honors degree in Political Economy.

 Nations Emerging Markets Fund is managed by Philip Ehrmann, the head of Gartmore Emerging Markets Team. He has managed the Fund since 1995. He also co-manages Nations International Equity Fund.

[GRAPHIC]
                INVESCO Global Asset
                Management (N.A), Inc.

                1315 Peachtree Street, N.E.
                Atlanta, Georgia 30309

[GRAPHIC]
                Putnam Investment
                Management, Inc.

                One Post Office Square
                Boston, Massachusetts 02109
[GRAPHIC]
                Boatmen's Capital
                Management, Inc.

                100 North Broadway
                St. Louis, Missouri 63102

[GRAPHIC]
                Stephens Inc.

                111 Center Street
                Little Rock, Arkansas 72201

[GRAPHIC]
                First Data Investor
                Services Group, Inc.

                One Exchange Place
                Boston, Massachusetts 02109

 INVESCO Global Asset Management (N.A), Inc.
 Invesco is a division of INVESCO Global, a publicly traded investment management firm located in London, England, and a wholly owned subsidiary of AMVESCAP PLC, a publicly traded UK financial holding company, which is also located in London.

 Invesco is one of three investment sub-advisers to Nations International Equity Fund. Invesco's International Equity Portfolio Management Team is responsible for making the day-to-day investment decisions for its portion of the Fund.

 Putnam Investment Management, Inc.
 Putnam is a wholly owned subsidiary of Putnam Investments, Inc., which, except for shares held by employees, is owned by Marsh & McLennan Companies.

 Putnam is one of three investment sub-advisers to Nations International Equity Fund. Putnam's Core International Equity Group is responsible for making the day-to-day investment decisions for its portion of the Fund.


 Boatmen's Capital Management, Inc.
 Boatmen's is a wholly-owned subsidiary of Bank of America. Boatmen's is the investment sub-adviser to Nations U.S. Government Bond Fund. Boatmen's Fixed Income Committee is responsible for making the day-to-day investment decisions for the Fund.

 Other service providers
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee for their services, plus certain out of pocket expenses. The fee is paid monthly, and is calculated as an annual percentage of the average daily net assets of the Funds, as follows:

  Domestic equity funds     0.23%
  International funds       0.22%
  Fixed income funds        0.22%

 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------
[GRAPHIC]
                Financial institutions and intermediaries may have different limits, charge other fees, or have different policies for buying, selling and exchanging shares than those described in this prospectus.

[GRAPHIC]
                A business day is any day that the New York Stock Exchange
                (NYSE) is open. A business day ends at the close of regular trading on the New York Stock Exchange (NYSE), usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

                The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

[GRAPHIC]
         Buying, selling and exchanging shares

 In general, only the following categories of investors can buy Primary A
 Shares:

  o financial institutions and intermediaries, including Bank of America, its affiliates, and other financial institutions, and fee-based investment advisers and financial planners, for their own accounts or [fiduciary] client accounts

  o employee benefit plans

  o charitable foundations

  o endowments

  o other Funds in the Nations Funds Family

 The minimum initial investment for each investor of record is $250,000. Investments made on behalf of client accounts of a single financial institution or intermediary are aggregated for the purposes of this minimum initial investment amount. There is no minimum for additional investments.

 Investors don't pay any sales charges when they buy, sell or exchange Primary A Shares.

 Please contact your financial adviser, or call us at 1.800.765.2668 if you have any questions about how to place an order.

 How shares are priced
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

 Valuing securities in a Fund
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order. If this happens, we'll return any money we've received to the investor.

[GRAPHIC]
        Buying shares

        Here are some general rules for buying shares:

          o Investors buy Primary A Shares at net asset value per share.

          o If we don't receive payment within three business days of receiving an order, we'll refuse the order and notify the investor. We'll return any payment for orders that we refuse or do not receive to the investor.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time. Telephone orders may be difficult to complete during periods of significant economic or market change.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[GRAPHIC]
        Selling shares

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire to investors within three business days after Stephens, First Data or their agents receive the order.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the 1940 Act, we can pay investors in securities or other property when they sell shares, or delay payment of the sale proceeds for up to seven days.

[GRAPHIC]
                You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

        We may sell shares:

          o if the value of an investor's account after the shares are sold falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o under certain other circumstances allowed under the 1940 Act.

[GRAPHIC]
        Exchanging shares

        Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.

        Here's how exchanges work:

          o Investors can exchange Primary A Shares of a Fund for Primary A Shares of all other Nations Funds.

          o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

          o Shares that are held in certificate form cannot be exchanged until First Data has received the certificate and deposited the shares to the investor's account.

          o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]
                The power of compounding

                You can choose to reinvest your distributions in additional shares of the same Fund and class.

                Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

                Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment.

[GRAPHIC]
         Distributions and taxes

 About distributions
 A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  o A fund can also have capital gains if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

 The frequency of distributions of net investment income vary by Fund:

                                                     Frequency of
  Fund                                           income distributions
 Nations Value Fund                                    monthly
 Nations Equity Income Fund                            monthly
 Nations Emerging Growth Fund                         quarterly
 Nations Small Company Growth Fund                     monthly
 Nations Disciplined Equity Fund                       monthly
 Nations Capital Growth Fund                           monthly
 Nations Marsico Focuses Equities Fund                quarterly
 Nations Marsico Growth & Income Fund                 quarterly
 Nations Strategic Equity Fund                         monthly
 Nations Blue Chip Fund                               quarterly
 Nations Capital Income Fund                         [quarterly]
 Nations International Value Fund                      annually
 Nations International Equity Fund                    quarterly
 Nations International Growth Fund                     annually
 Nations Emerging Markets Fund                        quarterly
 Nations Equity Index Fund                            quarterly
 Nations Managed Index Fund                            monthly
 Nations Managed SmallCap Index Fund                  quarterly
 Nations Managed Value Index Fund                     quarterly
 Nations Managed SmallCap Value Index Fund            quarterly
 Nations Balanced Assets Fund                         quarterly
 Nations Asset Allocation Fund                        quarterly
 Nations Short-Term Income Fund                        monthly
 Nations Short-Intermediate Government Fund            monthly
 Nations Government Securities Fund                    monthly

                                                   Frequency of
 Fund                                          income distributions
 Nations Strategic Fixed Income Fund                 monthly
 Nations U.S. Government Bond Fund                   monthly
 Nations Diversified Income Fund                     monthly
 Nations Intermediate Bond Fund                      monthly
 Nations Short-Term Municipal Income Fund            monthly
 Nations Intermediate Municipal Bond Fund            monthly
 Nations Municipal Income Fund                       monthly

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares of the equity, international, index and balanced funds are eligible to receive distributions from the trade date of the purchase, as long as it's at least one day before a distribution is declared, up to the day before the shares are sold. Shares of the fixed income and municipal bond funds are eligible to receive distributions from the trade date of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you want to receive your distributions you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

[GRAPHIC]
                This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.

[GRAPHIC]
                 For more information about
                 taxes, please see the SAI.

 How taxes affect your investment
 Distributions of net investment income, including net foreign currency gains and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders may be able to exclude a portion of these distributions from their taxable income.

 Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 Municipal Bond Funds
 Distributions that come from a Fund's tax-exempt interest income are generally free from federal income tax, but may be subject to state or local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

 Any distributions that come from taxable income or realized capital gains are generally subject to tax. Distributions that come from net investment income and any net short-term capital gain (generally the excess of net short-term capital gain over net long-term capital loss) generally are taxable to you as ordinary income. Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates. Corporate shareholders will not be able to deduct any distributions from a Fund when determining their taxable income.

 Withholding tax
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you are otherwise subject to backup withholding.

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

 Foreign taxes
 Mutual funds that maintain most of their portfolio in foreign securities -- like the international funds -- have special tax considerations. You'll generally be required to:

  o include in your gross income your proportional amount of foreign taxes paid by the fund

  o treat this amount as foreign taxes you paid directly

  o either deduct this amount when calculating your income, or subject to certain conditions and limitations, claim this amount as a foreign tax credit against your federal income tax liability

 In general, you can claim up to $300 ($600 if you're filing jointly) as a foreign tax credit.

 Taxation of redemptions and exchanges
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC]
         Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

 [financial highlights tables for each Fund here]

[GRAPHIC]
         Terms used in this prospectus

 Asset-backed security - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 BARRA Index(1) - an index of approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

 BARRA SmallCap Index(1) - an index of approximately 375 common stocks from the S&P 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 600.

 Capital gain (capital loss) - the difference between the purchase price of a security and its selling price. You realize a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 Collateralized mortgage obligation (CMO) - a debt security that is backed by mortgage loans or mortgage pass-through certificates. The underlying assets of a CMO are separated into classes, called tranches, based on maturity. Each tranch pays a different rate of interest. Payments of principal and interest on the underlying assets fund the income payments on the CMO.

 Commercial paper - a money market instrument issued by a large company.

 Common stock - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

 Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 Corporate obligation - a money market instrument issued by a corporation or commercial bank.

 Debt security - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 Depositary receipts - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

 Dollar roll transactions - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 Duration - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

 Equity security - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 First-tier security - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 Fixed income security - an intermediate to long-term debt security that matures in more than one year.

 Foreign security - a debt or equity security issued by a foreign government or corporation.

 Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 Futures contract - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 Guaranteed investment contract - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

 High quality - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

 Investment grade - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 Lehman (3)-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 Lehman (7)-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

 Lehman Aggregate Bond Index - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

 Lehman Corporate Bond Index - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

 Lehman Government Bond Index - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

 Lehman Intermediate Government Bond Index - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

 Lehman Intermediate Treasury Index - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

 Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

 Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 Merrill Lynch 1-3 Year Treasury Index - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

 Money market instrument - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 Mortgage-backed security - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 Mortgage-related security - a debt security that is backed by a mortgage or pool of mortgages.

 MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index, an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

 Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 Non-diversified - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 Pass-through certificate - an asset-backed security that passes income from the original borrower through an intermediary to investors.

 Preferred stock - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 Prerefunded bonds - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.

 Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 Real Estate Investment Trust (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 Repurchase agreement - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

 Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 S&P 500(1) - Standard & Poor's 500 Composite Stock Price Index, an index of 500 common stocks chosen by S&P on a statistical basis.

 S&P 600(1) - Standard & Poor's SmallCap 600 Index, is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

 Second-tier security - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

 Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. government obligation - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

 U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

 Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

 Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

(1)S&P and BARRA have not reviewed any stock included in the S&P 500, S&P 600, BARRA Index or BARRA SmallCap Index for its investment merit. S&P and BARRA determine and calculate their indexes independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indexes to track stock market performance. S&P and BARRA make no guarantees about the indexes, any data included in them and the suitability of the indexes or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of the McGraw-Hill Companies, Inc.

[GRAPHIC]
         Where to find more information

 You'll find more information about the Equity Funds, International Funds, Index Funds, Balanced Funds, Fixed Income Funds and Municipal Bond Funds in the following documents:

[GRAPHIC]
        Annual and semi-annual reports
        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC]
        Statement of Additional Information
        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.765.2668

        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255

        On the Internet: www.nationsbank.com/nationsfund

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        Public Reference Section of the SEC
        Washington, DC 20549-6009
        1.800.SEC.0330
        http://www.sec.gov

                                                [NATIONS FUND LOGO APPEARS HERE]

SEC file numbers:
[Nations Fund Trust, 811-04305]
NF-00000-8/99

[GRAPHIC APPEARS HERE]


MONEY MARKET FUNDS
PROSPECTUS  --  PRIMARY A SHARES

                                                                 AUGUST 1, 1999


Money Market Funds
NATIONS PRIME FUND
NATIONS TREASURY FUND
NATIONS GOVERNMENT MONEY MARKET FUND
NATIONS TAX EXEMPT FUND

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


------------------
NOT FDIC
INSURED
------------------
May Lose Value
------------------
No Bank Guarantee
------------------

[NATIONS FUND LOGO APPEARS HERE]

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                TERMS USED IN THIS PROSPECTUS

                IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND TERMS USED IN
                 THIS PROSPECTUS ON PAGE 0.

[GRAPHIC APPEARS HERE]

                FOR MORE INFORMATION

                YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

 This booklet, which is called a prospectus, tells you about some of the Nations Funds money market funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.


 The Funds seek to provide income while protecting your original investment by investing in MONEY MARKET INSTRUMENTS. Money market instruments include short-term DEBT SECURITIES that are either government issued or guaranteed, or have relatively low risk. However, your investment and return aren't guaranteed. Your return will vary as short-term interest rates change. Over time, the return on these Funds may be lower than the return on other kinds of mutual funds or investments.


 This makes these Funds best suited for investors who are looking for a low risk investment with stability of principal, or have short-term income needs. These Funds may not be suitable for investors who are looking for higher returns, or are more comfortable with bank deposits that are FDIC insured.


 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page .


 If you have any questions about the Funds, please call us at 1.800.765.2668 or contact your financial institution.

[NATIONS FUND LOGO APPEARS HERE]

WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                BANC OF AMERICA ADVISORS, INC.

                BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-
                ADVISER -- TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 BAAI AND TRADESTREET
                 STARTING ON PAGE 0.

                THE MONEY MARKET FUNDS SEEK TO PROVIDE INCOME WHILE PROTECTING YOUR INVESTMENT BY INVESTING IN MONEY MARKET INSTRUMENTS.


[GRAPHIC APPEARS HERE]


About the funds
Money Market Funds
NATIONS PRIME FUND                                                4
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS TREASURY FUND                                             7
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND                             10
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS TAX EXEMPT FUND                                          13
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      16
-------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                        18

[GRAPHIC APPEARS HERE]

    About your investment
INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                          20
  Distributions and taxes                                        23
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             25
-------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                    30
-------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                           BACK COVER

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]

                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

     Nations Prime Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE

        This Fund seeks the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.

 These instruments consist primarily of:

  o COMMERCIAL PAPER

  o BANK OBLIGATIONS

  o short-term CORPORATE OBLIGATIONS, including instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, including PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in, or debt instruments backed by, the securities and other assets owned by these issuers

  o GUARANTEED INVESTMENT CONTRACTS

  o short-term taxable MUNICIPAL SECURITIES

  o REPURCHASE AGREEMENTS secured by FIRST-TIER SECURITIES or U.S. GOVERNMENT OBLIGATIONS

 The Fund may also invest in other money market funds, consistent with its investment objective and strategies. The Fund may invest more than 25% of its assets in obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks, when the portfolio management team believes market conditions warrant it.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o   Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.765.2668 OR CONTACT YOUR FINANCIAL ADVISER FOR THE FUND'S CURRENT 7-DAY YIELD.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Prime Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE WITH THE FOLLOWING INFORMATION]:

        1900     1900     1900     1900     1900     1900     1900
        ----     ----     ----     ----     ----     ----     ----
         00%      00%      00%      00%      00%      00%      00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:                    0%
        Worst: 0 quarter 1900:                   0%
        [Year-to-date return as of 0:         0.00%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                                 Primary A Shares
    maximum sales charge (load) when you buy your shares                    none
    maximum deferred sales charge (load) when you sell your shares          none
    ongoing fees and expenses deducted from the fund's assets
    (the fund's operating expenses)
    management fees                                                         0.00%
    Other expenses                                                          0.00%
    Total annual fund operating expenses                                    0.00%
    Fee waivers and/or reimbursements                                       0.00%
    Total net expenses(1)                                                   0.00%

     (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.


        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o you invest $10,000 in Primary A Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares       $000        $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]

                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

     Nations Treasury Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE

        This Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.

 These instruments include U.S. TREASURY OBLIGATIONS, and REPURCHASE AGREEMENTS and REVERSE REPURCHASE AGREEMENTS secured by U.S Treasury obligations. The Fund also invests in obligations whose principal and interest are backed by the U.S. government.

 The Fund normally invests at least 65% of its assets in U.S. Treasury obligations and repurchase agreements. The Fund may also invest in other money market funds, consistent with its investment objective and policies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o   Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.765.2668 OR CONTACT YOUR FINANCIAL ADVISER FOR THE FUND'S CURRENT 7-DAY YIELD.

[GRAPHIC APPEARS HERE]


        RISKS AND OTHER THINGS TO CONSIDER

        Nations Treasury Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE WITH THE FOLLOWING INFORMATION]:

        1900     1900     1900     1900     1900     1900     1900
        ----     ----     ----     ----     ----     ----     ----
         00%      00%      00%      00%      00%      00%      00%

       BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               0.0%
        Worst: 0 quarter 1900:              0.0%
        [Year-to-date return as of 0:      0.00%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                                 Primary A Shares
        Maximum sales charge (load) when you buy your shares                none
        Maximum deferred sales charge (load) when you sell your shares      none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                     0.00%
        Other expenses                                                      0.00%
        Total annual fund operating expenses                                0.00%
        Fee waivers and/or reimbursements                                   0.00%
        Total net expenses(1)                                               0.00%

     (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

     If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]

                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

 Nations Government Money Market Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks as a high level of current income as is consistent with liquidity and stability of principal.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.

 These instruments consist primarily of U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in other money market funds, consistent with its investment objective and policies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o   Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Government Money Market Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.765.2668 OR CONTACT YOUR FINANCIAL ADVISER FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC APPEARS HERE]


        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE WITH THE FOLLOWING INFORMATION]:

        1900     1900     1900     1900     1900     1900     1900
        ----     ----     ----     ----     ----     ----     ----
         00%      00%      00%      00%      00%      00%      00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:                 0%
        Worst: 0 quarter 1900:                0%
        [Year-to-date return as of 00:     0.00%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]


                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                                 Primary A Shares
        Maximum sales charge (load) when you buy your shares                none
        Maximum deferred sales charge (load) when you sell your shares      none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                     0.00%
        Other expenses                                                      0.00%
        Total annual fund operating expenses                                0.00%
        Fee waivers and/or reimbursements                                   0.00%
        Total net expenses(1)                                               0.00%

     (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.


       EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares       $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]

                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

 Nations Tax Exempt Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE

        This Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.

 The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES, which pay interest that is free from federal income tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be HIGH QUALITY.


     The Fund may invest up to 20% of its assets in:

     o PRIVATE ACTIVITY BONDS

     o taxable money market instruments, including REPURCHASE AGREEMENTS


 The Fund may also invest in instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, including PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issue of an instrument.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.765.2668 OR CONTACT YOUR FINANCIAL ADVISER FOR THE FUND'S CURRENT 7-DAY YIELD.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Tax Exempt Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income. The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund come from interest paid by municipal securities, and are generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains, is generally subject to federal, state and local taxes. The interest on private activity bonds may be treated as a specific tax preference item for investors who are subject to the federal alternative minimum tax.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE WITH THE FOLLOWING INFORMATION]:

        1900     1900     1900     1900     1900     1900     1900
        ----     ----     ----     ----     ----     ----     ----
         00%      00%      00%      00%      00%      00%      00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               0.00%
        Worst: 0 quarter 1900:              0.00%
        [Year-to-date return as of 00:      0.00%]

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                                 Primary A Shares
        Maximum sales charge (load) when you buy your shares                none
        Maximum deferred sales charge (load) when you sell your shares      none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                     0.00%
        Other expenses                                                      0.00%
        Total annual fund operating expenses                                0.00%
        Fee waivers and/or reimbursements                                   0.00%
        Total net expenses(1)                                               0.00%

     (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

       If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000

[GRAPHIC APPEARS HERE]

         Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page . The following are some other risks and information you should consider before you invest:

     o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

     o SPECIAL RULES FOR MONEY MARKET FUNDS - Money market funds must comply with Rule 2a-7 under the 1940 Act. Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

      o may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days, but have demand features or guarantees that are less than 397 days.

      o    must maintain an average dollar-weighted maturity of 90 days or less.

      o may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a FIRST-TIER SECURITY for up to three business days.

      o may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or SECOND-TIER SECURITIES.


     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

            All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

           A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

[GRAPHIC APPEARS HERE]

                BANC OF AMERICA ADVISORS, INC.
                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255

[GRAPHIC APPEARS HERE]

         How the Funds are managed

     INVESTMENT ADVISER
 BAAI is the investment adviser to the money market funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.


 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive or reimburse any fees or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:


    ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                             Maximum     Actual fee
                                            advisory      paid last
                                               fee       fiscal year
  Nations Prime Fund                          0.00         0.00
  Nations Treasury Fund                       0.00         0.00
  Nations Government Money Market Fund        0.00         0.00
  Nations Tax Exempt Fund                     0.00         0.00

[GRAPHIC APPEARS HERE]

                TRADESTREET INVESTMENT
                ASSOCIATES, INC.
                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255


[GRAPHIC APPEARS HERE]

                STEPHENS INC.
                111 CENTER STREET
                LITTLE ROCK, ARKANSAS 72201

[GRAPHIC APPEARS HERE]

                FIRST DATA INVESTOR SERVICES GROUP, INC.
                ONE EXCHANGE PLACE
                BOSTON, MASSACHUSETTS 02109


     INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.


     TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.


 Currently managing more than [$70] billion, TradeStreet has more than [140] institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.


 TradeStreet is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for each Fund.


Fund                                     TradeStreet Team
  Nations Prime Fund                     Taxable Money Market Management Team
  Nations Treasury Fund                  Taxable Money Market Management Team
  Nations Government Money Market Fund   Taxable Money Market Management Team
  Nations Tax Exempt Fund                Tax-Exempt Money Market Management Team

     OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.


 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.10% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.

                A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK IS OPEN.

                THE FEDERAL RESERVE BANK OF NEW YORK IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

[GRAPHIC APPEARS HERE]

         Buying, selling and exchanging shares

In general, only the following categories of investors can buy Primary A Shares:

  o financial institutions and intermediaries, including Bank of America, its affiliates, and other financial institutions, and fee-based investment advisers and financial planners, for their own accounts or [fiduciary] client accounts

  o   employee benefit plans

  o   charitable foundations

  o   endowments

  o   other Funds in the Nations Funds Family


 The minimum initial investment for each investor of record is $250,000. Investments made on behalf of client accounts of a single financial institution or intermediary are aggregated for the purposes of this minimum initial investment amount. There is no minimum for additional investments.


 Investors don't pay any sales charges when they buy, sell or exchange Primary A Shares.


 Please contact your financial adviser, or call us at 1.800.765.2668 if you have any questions about how to place an order.


     HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times:

  o 3:00 p.m. Eastern time each business day for each share class of Nations Prime Fund and Nations Treasury Fund

  o 12:00 noon Eastern time each business day for each share class of Nations Government Money Market Fund and Nations Tax Exempt Fund


 First, we calculate the net ASSET VALUE for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

     VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the money market funds.

     HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents by 3:00 p.m. for Nations Prime Fund and Nations Treasury Fund, or 12:00 noon for Nations Government Money Market Fund and Nations Tax Exempt Fund, on a business day will receive that day's net asset value per share.


 Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We and Stephens may refuse any order. If this happens, we'll return any money we've received to the investor.

[GRAPHIC APPEARS HERE]

        BUYING SHARES

        Here are some general rules for buying shares:

          o   Investors buy Primary A Shares at net asset value per share.

          o If we don't receive payment by 4:00 p.m. on the business day Stephens, First Data or their agents receive the order, we'll refuse the order and notify the investor. We'll return any payment for orders that we refuse or do not receive to the investor.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time. Telephone orders may be difficult to complete during periods of significant economic or market change.


          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[GRAPHIC APPEARS HERE]

        SELLING SHARES

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire to investors on the same business day that Stephens, First Data or their agents receive the order.

          o We may take up to three business days to send the sale proceeds if we believe that an earlier payment could adversely affect the Fund.

          o If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days, or until the check has cleared.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the 1940 Act, we can pay investors in securities or other property when they sell shares, or delay payment of the sale proceeds for up to seven days.

[GRAPHIC APPEARS HERE]


                YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

        We may sell shares:

          o if the value of an investor's account after the shares are sold falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o   under certain other circumstances allowed under the 1940 Act.


[GRAPHIC APPEARS HERE]

        EXCHANGING SHARES

        Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.


        Here's how exchanges work:

          o Investors can exchange Primary A Shares of a Fund for Primary A Shares of all other Nations Funds.

          o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

          o Shares that are held in certificate form cannot be exchanged until First Data has received the certificate and deposited the shares to the investor's account.

          o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC APPEARS HERE]

                THE POWER OF COMPOUNDING

                YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.

                REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

                PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.

[GRAPHIC APPEARS HERE]

         Distributions and taxes

     ABOUT DISTRIBUTIONS A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.


 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares. This is called a distribution.


 Although the Funds do not expect to realize any capital gains, any capital gains, including net short-term capital gains, realized by a Fund will be distributed at least once a year.


 Nations Prime Fund and Nations Treasury Fund declare distributions of net investment income at 3:00 p.m. each business day. Nations Government Money Market Fund and Nations Tax Exempt Fund declare distribution of net investment income at 12:00 noon each business day. The Funds pay these distributions monthly.


 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the TRADE DATE of the purchase up to and including the day before the shares are sold.


 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses.


 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.


 [We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made.] If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

[GRAPHIC APPEARS HERE]

                THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

[GRAPHIC APPEARS HERE]

                 FOR MORE INFORMATION ABOUT
                 TAXES, PLEASE SEE THE SAI.

     HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders will not be able to exclude a portion of these distributions from their taxable income.


 Although the Funds do not expect to realize any capital gains, distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gain.


 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.


 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.


     NATIONS TAX EXEMPT FUND
 In general, you will not be subject to federal income tax on distributions by Nations Tax Exempt Fund of its tax-exempt interest income. These distributions, however, may be subject to state or local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.


 The Fund does not intend to earn any taxable income or net capital gains. If it did, any distributions generally would be subject to tax.


     WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you're otherwise subject to backup withholding.


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

     TAXATION OF REDEMPTIONS AND EXCHANGES
 As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[GRAPHIC APPEARS HERE]

         Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.


 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

NATIONS PRIME FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               Year ended      Year ended     Period ended      Year ended      Year ended
PRIMARY A SHARES                                03/31/98        03/31/97       03/31/96(a)       05/31/95        05/31/94
 OPERATING PERFORMANCE:
Net asset value, beginning of year               $1.00           $1.00          $1.00            $1.00             $1.00
Net investment income                            0.0547          0.0520         0.0468           0.0519            0.0318
DISTRIBUTIONS:
Dividends from net investment income            (0.0547)        (0.0520)       (0.0468)         (0.0519)          (0.0318)
Total dividends and distributions               (0.0547)        (0.0520)       (0.0468)         (0.0519)          (0.0318)
 Net asset value, end of year                    $1.00           $1.00          $1.00            $1.00             $1.00
TOTAL RETURN++                                    5.61%           5.34%          4.79%            5.32%             3.22%
===========================================   ==========      ==========      =========        ==========        ==========
 RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)            $2,852,555      $2,533,688      $2,472,469       $2,873,096         $2,883,762
Ratio of operating expenses to average net
  assets                                         0.30%            0.30%          0.30%+           0.30%             0.30%
 Ratio of net investment income to average
  net assets                                     5.48%            5.21%          5.62%+           5.23%             3.20%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                 0.35%            0.35%          0.37%+           0.38%             0.37%


                                               Year ended        Year ended
PRIMARY A SHARES                                05/31/93          05/31/92
 OPERATING PERFORMANCE:
Net asset value, beginning of year              $1.00              $1.00
Net investment income                           0.0328             0.0506
 DISTRIBUTIONS:
Dividends from net investment income           (0.0328)           (0.0506)
Total dividends and distributions              (0.0328)           (0.0506)
 Net asset value, end of year                   $1.00              $1.00
TOTAL RETURN++                                   3.33%             5.19%+++
===========================================   ==========         ===========
 RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)            $1,156,266     $500,476
Ratio of operating expenses to average net
  assets                                         0.30%        0.30%
Ratio of net investment income to average
 net assets                                      3.25%        5.03%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                 0.36%        0.42%


                                                 Year ended          Year ended          Year ended
PRIMARY A SHARES                                  05/31/91            05/31/90           05/31/89*
 OPERATING PERFORMANCE:
Net asset value, beginning of year                 $1.00               $1.00               $1.00
Net investment income                              0.0749              0.0855              0.0839
 DISTRIBUTIONS:
Dividends from net investment income              (0.0749)            (0.0855)            (0.0839)
Total dividends and distributions                 (0.0749)            (0.0855)            (0.0839)
 Net asset value, end of year                      $1.00               $1.00               $1.00
TOTAL RETURN++                                    7.75%+++             8.88%+++            8.71%+++
===========================================    ===========            =========           =========
 RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)           $574,993            $433,298            $115,295
Ratio of operating expenses to average net
  assets                                       0.30%               0.32%               0.35%
 Ratio of net investment income to average
  net assets                                   7.47%               8.43%               8.11%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.44%               0.50%+++            0.55%+++

                           * Nations Prime Fund Primary A Shares commenced operations on December 15, 1986.
                           + Annualized.
                           ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

NATIONS TREASURY FUND      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              Year ended     Year ended    Period ended     Year ended      Year ended
PRIMARY A SHARES                               03/31/98       03/31/97      03/31/96(a)      05/31/95        05/31/94
 OPERATING PERFORMANCE:
Net asset value, beginning of year              $1.00          $1.00          $1.00            $1.00            $1.00
Net investment income                           0.0531         0.0509         0.0458           0.0494           0.0297
 DISTRIBUTIONS:
Dividends from net investment income           (0.0531)       (0.0509)       (0.0458)         (0.0494)         (0.0297)
Total dividends and distributions              (0.0531)       (0.0509)       (0.0458)#        (0.0494)#        (0.0297)
 Net asset value, end of year                   $1.00          $1.00          $1.00            $1.00            $1.00
TOTAL RETURN++                                   5.43%          5.22%          4.67%            5.05%            2.99%
===========================================   ========       =========       =========        ==========     ==========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)            $615,185       $1,345,585       $821,030        $2,896,868     $2,679,992
Ratio of operating expenses to average net
  assets                                         0.30%          0.30%           0.30%+           0.30%          0.30%
Ratio of net investment income to average
  net assets                                     5.31%          5.09%           5.52%+           4.99%          2.97%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                 0.35%          0.35%           0.37%+           0.35%          0.36%


                                               Year ended        Year ended
PRIMARY A SHARES                                05/31/93          05/31/92
 OPERATING PERFORMANCE:
Net asset value, beginning of year               $1.00            $1.00
Net investment income                            0.0307           0.0483
 DISTRIBUTIONS:
Dividends from net investment income            (0.0307)         (0.0483)
Total dividends and distributions               (0.0307)         (0.0483)
 Net asset value, end of year                    $1.00            $1.00
TOTAL RETURN++                                    3.12%            4.95%+++
===========================================   ==========         ==========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)            $2,956,796         $1,094,741
Ratio of operating expenses to average net
  assets                                          0.30%            0.29%
 Ratio of net investment income to average
  net assets                                      3.02%            4.82%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  0.36%           0.42%



                                                 Year ended          Year ended          Year ended
PRIMARY A SHARES                                  05/31/91            05/31/90           05/31/89*
 OPERATING PERFORMANCE:
Net asset value, beginning of year                $1.00                $1.00              $1.00
Net investment income                            0.0721               0.0829             0.0802
 DISTRIBUTIONS:
Dividends from net investment income            (0.0721)             (0.0829)           (0.0802)
Total dividends and distributions               (0.0721)             (0.0829)           (0.0802)
 Net asset value, end of year                     $1.00                $1.00              $1.00
TOTAL RETURN++                                  7.46%+++             8.61%+++           8.33%+++
===========================================    =========            =========          =========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)             $955,186             $392,843            $90,946
Ratio of operating expenses to average net
  assets                                         0.25%                0.25%               0.39%
 Ratio of net investment income to average
  net assets                                     7.04%                8.18%               7.93%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                 0.43%               0.59%+++          0.58%+++

                           * Nations Treasury Fund Primary A Shares commenced operations on December 15, 1986.
                           + Annualized.
                           ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # Amount includes distributions from net realized gains of less than $0.0001 per share.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

NATIONS GOVERNMENT MONEY
MARKET FUND                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                       Year          Year          Period          Year
                                                      ended         ended          ended          ended
PRIMARY A SHARES                                     03/31/98      03/31/97     03/31/96(a)      11/30/95
 OPERATING PERFORMANCE:
Net asset value, beginning of year                   $1.00         $1.00          $ 1.00          $1.00
Net investment income                               0.0524        0.0503      0.0173            0.0558
 DISTRIBUTIONS:
Dividends from net investment income               (0.0524)      (0.0503)     (0.0173)         (0.0558)
Total dividends and distributions                  (0.0524)      (0.0503)     (0.0173)         (0.0558)
 Net asset value, end of year                        $1.00         $1.00        $1.00            $1.00
TOTAL RETURN++                                        5.39%         5.18%        1.74%            5.72%
=================================================  ========      ========     =========        ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                 $217,506      $299,394     $336,771         $332,895
Ratio of operating expenses to average net
 assets                                              0.30%         0.30%       0.30%+             0.30%
 Ratio of net investment income to average net
 assets                                              5.25%         5.03%       5.20%+             5.58%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                      0.59%       0.57%         0.59%+             0.57%



                                                       Year           Year             Year               Period
                                                       ended         ended            ended               ended
PRIMARY A SHARES                                     11/30/94       11/30/93         11/30/92           11/30/91*
 OPERATING PERFORMANCE:
Net asset value, beginning of year                    $1.00          $1.00            $1.00               $1.00
Net investment income                                 0.0375         0.0294           0.0358              0.0571
 DISTRIBUTIONS:
Dividends from net investment income                (0.0375)#       (0.0294)         (0.0358)            (0.0571)
Total dividends and distributions                   (0.0375)        (0.0294)         (0.0358)            (0.0571)
 Net asset value, end of year                         $1.00          $1.00            $1.00               $1.00
TOTAL RETURN++                                         3.84%          2.96%          3.63%+++            5.87%+++
=================================================   =========       ========        =========           =========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                  $432,729        $475,180        $414,412            $333,979
Ratio of operating expenses to average net
 assets                                                0.30%           0.30%          0.42%               0.43%+
 Ratio of net investment income to average net
 assets                                                3.79%           2.91%          3.55%               5.49%+
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                        0.59%           0.56%          0.58%               0.62%+

                           * Nations Government Money Market Fund Primary A Shares commenced operations on December 3, 1990.
                           + Annualized.
                           ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # Amount includes distributions from net realized gains of less than $0.0001 per share.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

NATIONS TAX EXEMPT FUND    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               Year ended      Year ended     Period ended     Year ended    Year ended
PRIMARY A SHARES                                03/31/98        03/31/97       03/31/96(a)      11/30/95      11/30/94
 OPERATING PERFORMANCE:
Net asset value, beginning of year               $1.00           $1.00           $1.00            $1.00         $1.00
Net investment income                           0.0345          0.0324           0.0112           0.0361        0.0257
 DISTRIBUTIONS:
Dividends from net investment income           (0.0345)        (0.0324)         (0.0112)         (0.0361)      (0.0257)
Total dividends and distributions              (0.0345)        (0.0324)         (0.0112)         (0.0361)      (0.0257)
 Net asset value, end of year                    $1.00           $1.00           $1.00            $1.00         $1.00
TOTAL RETURN++                                    3.48%           3.29%           1.12%            3.68%         2.60%
===========================================   ==========      ==========       =========         ========     ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)            $2,001,083      $1,184,313        $1,078,764       $905,125      $820,677
Ratio of operating expenses to average net
  assets                                          0.30%         0.30%               0.30%+          0.30%        0.27%
 Ratio of net investment income to average
  net assets                                      3.43%         3.25%               3.35%+          3.62%        2.59%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  0.56%         0.55%               0.58%+          0.57%        0.59%


                                              Year ended       Year ended
PRIMARY A SHARES                               11/30/93         11/30/92
 OPERATING PERFORMANCE:
Net asset value, beginning of year              $1.00            $1.00
Net investment income                          0.0223            0.0267
 DISTRIBUTIONS:
Dividends from net investment income          (0.0223)          (0.0267)
Total dividends and distributions             (0.0223)          (0.0267)
 Net asset value, end of year                   $1.00            $1.00
TOTAL RETURN++                                   2.27%          2.70%+++
===========================================   ========          =========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)            $701,403          $329,265
Ratio of operating expenses to average net
  assets                                        0.23%             0.40%
 Ratio of net investment income to average
  net assets                                    2.23%             2.65%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                0.59%             0.57%



                                                 Year ended          Year ended          Year ended
PRIMARY A SHARES                                  11/30/91            11/30/90           11/30/89*
 OPERATING PERFORMANCE:
Net asset value, beginning of year                 $1.00              $1.00                $1.00
Net investment income                             0.0422              0.0550              0.0600
 DISTRIBUTIONS:
Dividends from net investment income             (0.0422)            (0.0550)            (0.0600)
Total dividends and distributions                (0.0422)            (0.0550)            (0.0600)
 Net asset value, end of year                      $1.00             $1.00                $1.00
TOTAL RETURN++                                   4.31%+++            5.63%+++            6.17%+++
===========================================     =========           =========           =========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)              $168,829            $173,834            $145,109
Ratio of operating expenses to average net
  assets                                          0.42%               0.40%               0.40%
 Ratio of net investment income to average
  net assets                                      4.23%               5.51%               6.00%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  0.60%               0.75%               0.74%

                           * Nations Tax Exempt Fund Primary A Shares commenced operations on March 14, 1988.
                           + Annualized.
                           ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

[GRAPHIC APPEARS HERE]

         Terms used in this prospectus

 ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You REALIZE a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.


 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

 DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

 HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

 INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

 LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

 LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

 LEHMAN GOVERNMENT BOND INDEX - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

 LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

 LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

 LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

 MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

 MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 MORTGAGE-RELATED SECURITY - a debt security that is backed by a mortgage or pool of mortgages.

 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.

 PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PREREFUNDED BONDS - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.

 REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

 [outside back cover]

[GRAPHIC APPEARS HERE]

         Where to find more information

 You'll find more information about the Money Market Funds in the following documents:


[GRAPHIC APPEARS HERE]

        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC APPEARS HERE]

        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.765.2668

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        HTTP://WWW.SEC.GOV

[GRAPHIC APPEARS HERE]

SEC file numbers:
[Nations Fund Trust, 811-04305]


NF-00000-8/99

[GRAPHIC]

STATE MUNICIPAL BOND FUNDS
PROSPECTUS -- PRIMARY A SHARES

                                                                 AUGUST 1, 1999

State Municipal Bond Funds
NATIONS CALIFORNIA MUNICIPAL BOND FUND
NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
NATIONS FLORIDA MUNICIPAL BOND FUND
NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
NATIONS GEORGIA MUNICIPAL BOND FUND
NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
NATIONS MARYLAND MUNICIPAL BOND FUND
NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
NATIONS NORTH CAROLINA MUNICIPAL BOND FUND
NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND
NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
NATIONS TENNESSEE MUNICIPAL BOND FUND
NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
NATIONS TEXAS MUNICIPAL BOND FUND
NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
NATIONS VIRGINIA MUNICIPAL BOND FUND

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

---------------------
NOT FDIC INSURED
---------------------
May Lose Value
---------------------
No Bank Guarantee
---------------------

[NATIONS FUND LOGO APPEARS HERE]

ABOUT THIS PROSPECTUS

--------------------------------------------------------------------------------



[GRAPHIC]

                TERMS USED IN THIS PROSPECTUS

                IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.

[GRAPHIC]

                 YOU'LL FIND TERMS USED IN
                 THIS PROSPECTUS ON PAGE 00.

[GRAPHIC]

                FOR MORE INFORMATION

                YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

 This booklet, which is called a prospectus, tells you about Nations Funds state municipal bond funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

 These Funds invest most of their assets in securities issued by one state and are generally appropriate only for residents of that state.

 The Funds focus on the potential to earn income that is generally free from income tax by investing primarily in MUNICIPAL SECURITIES.

 Municipal securities also have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. There's a risk that you'll lose money, or you may not earn as much as you expect.

 Because they invest primarily in securities issued by one state, the Funds are considered to be "non-diversified", which means that they may have greater price swings than more diversified bond funds.

 This makes these Funds best suited for investors who want to reduce taxes on their investment income and have longer-term investment goals. These Funds may not be suitable for people who are not prepared to accept or are unable to bear the risks associated with fixed income securities, or who have short-term income needs.

     COMPARING THE FUNDS

 There are two groups of state municipal bond funds in the Nations Funds Family:
 Intermediate Municipal Bond Funds and Municipal Bond Funds. The main difference between the two groups is their DURATION -- a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates.

 The Municipal Bond Funds, which have longer durations, generally have the potential to earn more income than the Intermediate Municipal Bond Funds, but they also have more risk because their prices tend to change more when interest rates change.

 The table below is designed to help you understand the differences between the two groups of Funds and their relative income and risk potential -- you should not use it to compare these Funds with other mutual funds or other kinds of investments. A Fund's income and risk potential can change over time.


                                                         Relative     Relative
                                                          income        risk
                                          Duration      potential     potential

  Intermediate Municipal Bond Funds     3 to 6 yrs       moderate     moderate
  Municipal Bond Funds                  6 to 9 yrs         high         high


 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 00.

 If you have any questions about the Funds, please call us at 1.800.765.2668 or contact your financial adviser.

[NATIONS FUNDS LOGO APPEARS HERE]

WHAT'S INSIDE

--------------------------------------------------------------------------------



[GRAPHIC]

                BANC OF AMERICA ADVISORS, INC.

                BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-
                ADVISER -- TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

[GRAPHIC]

                 YOU'LL FIND MORE ABOUT
                 BAAI AND TRADESTREET
                 STARTING ON PAGE 00.

                THE STATE MUNICIPAL BOND FUNDS FOCUS ON THE POTENTIAL TO EARN INCOME THAT IS GENERALLY FREE FROM FEDERAL AND STATE INCOME TAX BY INVESTING PRIMARILY IN MUNICIPAL SECURITIES.

[GRAPHIC]


About the funds

State Municipal Bond Funds

NATIONS CALIFORNIA MUNICIPAL BOND FUND                           5
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND                 9
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS FLORIDA MUNICIPAL BOND FUND                             13
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND                17
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS GEORGIA MUNICIPAL BOND FUND                             21
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND               25
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS MARYLAND MUNICIPAL BOND FUND                            29
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND         33
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS NORTH CAROLINA MUNICIPAL BOND FUND                      37
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND         41
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND                      45
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND              49
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS TENNESSEE MUNICIPAL BOND FUND                           53
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND                  57
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS TEXAS MUNICIPAL BOND FUND                               61
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND               65
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
NATIONS VIRGINIA MUNICIPAL BOND FUND                            69
Sub-adviser: TradeStreet Investment Associates, Inc.

---------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     73

---------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       74


[GRAPHIC]


    About your investment

INFORMATION FOR INVESTORS

  Choosing a share class                            77
  Buying, selling and exchanging shares             77
  How selling agents are paid                       77
  Distributions and taxes                           81
-----------------------------------------
FINANCIAL HIGHLIGHTS                                83

-----------------------------------------
TERMS USED IN THIS PROSPECTUS                       84

-----------------------------------------
WHERE TO FIND MORE INFORMATION              BACK COVER


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC]

                THIS FUND AT A GLANCE

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF CALIFORNIA

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

     Nations California Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

         This Fund seeks as high a level of current interest income free of federal income tax and California state personal income tax as is consistent with prudent investment management and preservation of capital.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

         This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and the California state personal income tax.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than seven years, and its DURATION will be more than six years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations California Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and California state personal income tax. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES
                THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                          1 year      5 years     10 years
        Primary A Shares                   0.00%        0.00%       0.00%
        Lehman Municipal Bond Index        0.00%        0.00%       0.00%


        The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                                   Primary A
Fees you pay directly                                                Shares

Maximum sales charge (load) when you buy your shares                  none
Maximum deferred sales charge (load) when you sell your shares        none
Ongoing fees and expenses deducted from the Fund's assets
(the Fund's operating expenses)(1)

Management fees                                                       0.00%
Other expenses                                                        0.00%
Total annual fund operating expenses                                  0.00%
Fee waivers and/or reimbursements                                     0.00%
Total net expenses(1)                                                 0.00%


     (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares       $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------
(GRAPHIC)
                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)
                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)
                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO FLORIDA STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF FLORIDA

     o DURATION: 3 TO 6 YEARS

     o RELATIVE INCOME POTENTIAL: MODERATE

     o RELATIVE RISK POTENTIAL: MODERATE

 Nations Florida Intermediate Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and the Florida state intangibles taxes consistent with moderate fluctuation of principal.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and the Florida state intangibles taxes.

     The Fund may invest up to 20% of its assets in:

  o short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

 When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Florida Intermediate Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and the Florida state intangibles taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)
                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES
                THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                 1 year      5 years     10 years
        Primary A Shares                       0.00%        0.00%       0.00%
       Lehman 7-Year Municipal Bond Index     0.00%        0.00%       0.00%

        The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.
(GRAPHIC)
        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1


        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)
                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.
        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------
(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO FLORIDA STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF FLORIDA

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

     NATIONS FLORIDA MUNICIPAL BOND FUND

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.
(GRAPHIC)
        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and the Florida state intangibles taxes.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Florida Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and the Florida state intangibles taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)
                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.
(GRAPHIC)
                THERE ARE TWO KINDS OF FEES --SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            00%
  Worst: 0 quarter 1900:           00%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                          1 year      5 years     10 years
        Primary A Shares                0.00%        0.00%       0.00%
        Lehman Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1


        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO GEORGIA STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF GEORGIA

     o DURATION: 3 TO 6 YEARS

     o RELATIVE INCOME POTENTIAL:
                    MODERATE

     o RELATIVE RISK POTENTIAL: MODERATE

 Nations Georgia Intermediate Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and Georgia state income taxes consistent with moderate fluctuation of principal.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and Georgia state income taxes.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Georgia Intermediate Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Georgia state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                                 1 year      5 years     10 years
        Primary A Shares                       0.00%        0.00%       0.00%
        Lehman 7-Year Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1


        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO GEORGIA STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF GEORGIA

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

     Nations Georgia Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and Georgia state income taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and Georgia state income taxes.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Georgia Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Georgia state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES --SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                          1 year      5 years     10 years
        Primary A Shares                0.00%        0.00%       0.00%
        Lehman Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO MARYLAND STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF MARYLAND

     o DURATION: 3 TO 6 YEARS

     o RELATIVE INCOME POTENTIAL: MODERATE

     o RELATIVE RISK POTENTIAL: MODERATE

 Nations Maryland Intermediate Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and Maryland state income taxes consistent with moderate fluctuation of principal.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and Maryland state income taxes.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Maryland Intermediate Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Maryland state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF OR ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                                 1 year      5 years     10 years
        Primary A Shares                       0.00%        0.00%       0.00%
        Lehman 7-Year Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO MARYLAND STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF MARYLAND

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

     Nations Maryland Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and Maryland state income taxes.

     The Fund may invest up to 20% of its assets in:

  o short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Maryland Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Maryland state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                          1 year      5 years     10 years
        Primary A Shares                0.00%        0.00%       0.00%
        Lehman Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO NORTH CAROLINA STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF NORTH CAROLINA

     o DURATION: 3 TO 6 YEARS

     o RELATIVE INCOME POTENTIAL: MODERATE

     o RELATIVE RISK POTENTIAL: MODERATE

 Nations North Carolina Intermediate Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and North Carolina state income taxes consistent with moderate fluctuation of principal.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and North Carolina state income taxes.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations North Carolina Intermediate Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and North Carolina state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                                 1 year      5 years     10 years
        Primary A Shares                       0.00%        0.00%       0.00%
        Lehman 7-Year Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO NORTH CAROLINA STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF NORTH CAROLINA

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

     Nations North Carolina Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and North Carolina state income taxes.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations North Carolina Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and North Carolina state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                          1 year      5 years     10 years
        Primary A Shares                0.00%        0.00%       0.00%
        Lehman Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                       1 year     3 years     5 years     10 years

  Primary A Shares     $000       $000        $000        $000

ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO SOUTH CAROLINA STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF SOUTH CAROLINA

     o DURATION: 3 TO 6 YEARS

     o RELATIVE INCOME POTENTIAL: MODERATE

     o RELATIVE RISK POTENTIAL: MODERATE

 Nations South Carolina Intermediate Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and South Carolina state income taxes consistent with moderate fluctuation of principal.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and South Carolina state income taxes.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations South Carolina Intermediate Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and South Carolina state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                                 1 year      5 years     10 years
        Primary A Shares                       0.00%        0.00%       0.00%
        Lehman 7-Year Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)(1)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO SOUTH CAROLINA STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF SOUTH CAROLINA

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

     Nations South Carolina Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and South Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and South Carolina state income taxes.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations South Carolina Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and South Carolina state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                          1 year      5 years     10 years
        Primary A Shares                0.00%        0.00%       0.00%
        Lehman Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO TENNESSEE STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF TENNESSEE

     o DURATION: 3 TO 6 YEARS

     o RELATIVE INCOME POTENTIAL: MODERATE

     o RELATIVE RISK POTENTIAL: MODERATE

 Nations Tennessee Intermediate Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and the Tennessee Hall Income Tax on unearned income.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Tennessee Intermediate Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and the Tennessee Hall Income Tax on unearned income. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                                 1 year      5 years     10 years
        Primary A Shares                       0.00%        0.00%       0.00%
        Lehman 7-Year Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO TENNESSEE STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF TENNESSEE

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

     Nations Tennessee Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and the Tennessee Hall Income Tax on unearned income.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Tennessee Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and the Tennessee Hall Income Tax on unearned income. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THRE ARE TWO KINDS OF FEES --

                SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                          1 year      5 years     10 years
        Primary A Shares                0.00%        0.00%       0.00%
        Lehman Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)(1)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO TEXAS STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF TEXAS

     o DURATION: 3 TO 6 YEARS

     o RELATIVE INCOME POTENTIAL: MODERATE

     o RELATIVE RISK POTENTIAL: MODERATE

 Nations Texas Intermediate Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Texas Intermediate Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                                 1 year      5 years     10 years
        Primary A Shares                       0.00%        0.00%       0.00%
        Lehman 7-Year Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO TEXAS STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF TEXAS

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

     Nations Texas Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Texas Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                          1 year      5 years     10 years
        Primary A Shares                0.00%        0.00%       0.00%
        Lehman Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO VIRGINIA STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF VIRGINIA

     o DURATION: 3 TO 6 YEARS

     o RELATIVE INCOME POTENTIAL: MODERATE

     o RELATIVE RISK POTENTIAL: MODERATE

 Nations Virginia Intermediate Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and Virginia state income taxes consistent with moderate fluctuation of principal.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and Virginia state income taxes.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Virginia Intermediate Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Virginia state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

(GRAPHIC)

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                                 1 year      5 years     10 years
        Primary A Shares                       0.00%        0.00%       0.00%
        Lehman 7-Year Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------


(GRAPHIC)

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

(GRAPHIC)

                COMPARING THE FUNDS

                THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO VIRGINIA STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF VIRGINIA

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

     Nations Virginia Municipal Bond Fund

(GRAPHIC)

        INVESTMENT OBJECTIVE

        This Fund seeks high current income exempt from federal income tax and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

(GRAPHIC)

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and Virginia state income taxes.

     The Fund may invest up to 20% of its assets in:

  o   short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

     When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

      The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

(GRAPHIC)

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

(GRAPHIC)

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Virginia Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Virginia state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

(GRAPHIC)

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

(GRAPHIC)

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.
(GRAPHIC)
                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)
     [BAR CHART APPEARS HERE]

          1900      1900      1900      1900      1900      1900      1900
          ----      ----      ----      ----      ----      ----      ----
          00%       00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                          1 year      5 years     10 years
        Primary A Shares                0.00%        0.00%       0.00%
        Lehman Municipal Bond Index     0.00%        0.00%       0.00%


        The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

(GRAPHIC)

        WHAT IT COSTS TO INVEST IN THE FUND


                                                  Primary A

Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                    none

        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)1

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

(GRAPHIC)

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                        1 year     3 years     5 years     10 years
  Primary A Shares     $000       $000        $000        $000


(GRAPHIC)

         Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

     o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PORTFOLIO TURNOVER - A Fund that replaces -- or turns over -- more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of CAPITAL GAINS to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. You'll find the portfolio turnover rate for each Fund in the FINANCIAL HIGHLIGHTS.

     o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

          All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

          A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

(GRAPHIC)

                BANC OF AMERICA ADVISORS, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255

(GRAPHIC)

         How the Funds are managed

     INVESTMENT ADVISER

 BAAI is the investment adviser to the state municipal bond funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                Maximum     Actual fee
                                                               advisory      paid last
                                                                  fee       fiscal year

  Nations California Municipal Bond Fund                      0.00         0.00
  Nations Florida Intermediate Municipal Bond Fund            0.00         0.00
  Nations Florida Municipal Bond Fund                         0.00         0.00
  Nations Georgia Intermediate Municipal Bond Fund            0.00         0.00
  Nations Georgia Municipal Bond Fund                         0.00         0.00
  Nations Maryland Intermediate Municipal Bond Fund           0.00         0.00
  Nations Maryland Municipal Bond Fund                        0.00         0.00
  Nations North Carolina Intermediate Municipal Bond Fund     0.00         0.00
  Nations North Carolina Municipal Bond Fund                  0.00         0.00
  Nations South Carolina Intermediate Municipal Bond Fund     0.00         0.00
  Nations South Carolina Municipal Bond Fund                  0.00         0.00
  Nations Tennessee Intermediate Municipal Bond Fund          0.00         0.00
  Nations Tennessee Municipal Bond Fund                       0.00         0.00
  Nations Texas Intermediate Municipal Bond Fund              0.00         0.00
  Nations Texas Municipal Bond Fund                           0.00         0.00
  Nations Virginia Intermediate Municipal Bond Fund           0.00         0.00
  Nations Virginia Municipal Bond Fund                        0.00         0.00

(GRAPHIC)

                TRADESTREET INVESTMENT ASSOCIATES, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255

(GRAPHIC)

                STEPHENS INC.

                111 CENTER STREET
                LITTLE ROCK, ARKANSAS 72201

(GRAPHIC)

                FIRST DATA INVESTOR
                SERVICES GROUP, INC.

                ONE EXCHANGE PLACE
                BOSTON, MASSACHUSETTS 02109

     INVESTMENT SUB-ADVISER

 Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

     TRADESTREET INVESTMENT ASSOCIATES, INC.

 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

 Currently managing more than billion, TradeStreet has more than 140 institutional clients and is sub-adviser to mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

 TradeStreet is the investment sub-adviser to the Funds. TradeStreet's Municipal Fixed Income Management Team is responsible for making the day-to-day investment decisions for each Fund.

     OTHER SERVICE PROVIDERS

 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.22% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT

--------------------------------------------------------------------------------


(GRAPHIC)

                FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.

(GRAPHIC)

         Buying, selling and exchanging shares

     In general, only the following categories of investors can buy Primary A shares:

  o financial institutions and intermediaries, including Bank of America, its affiliates, and other financial institutions, and fee-based investment advisers and financial planners, for their own accounts or [fiduciary] client accounts

  o   employee benefit plans

  o   charitable foundations

  o   endowments

  o   other Funds in the Nations Funds Family

 The minimum initial investment for each investor of record is $250,000. Investments made on behalf of client accounts of a single financial institution or intermediary are aggregated for the purposes of this minimum initial investment amount. There is no minimum for additional investments.

 Investors don't pay any sales charges when they buy, sell or exchange Primary A Shares.

 Please contact your financial adviser, or call us at 1.800.765.2668 if you have any questions about how to place an order.

(GRAPHIC)

                A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE
                (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE), USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

                THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL
                HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS

                DAY.

     HOW SHARES ARE PRICED

 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

     VALUING SECURITIES IN A FUND

 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

     HOW ORDERS ARE PROCESSED

 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We may refuse any order. If this happens, we'll return any money we've received to the investor.

(GRAPHIC)

        BUYING SHARES

        Here are some general rules for buying shares:

          o   Investors buy Primary A Shares at net asset value per share.

          o If we don't receive payment within three business days of receiving an order, we'll refuse the order and notify the investor. We'll return any payment for orders that we refuse or do not receive to the investor.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time. Telephone orders may be difficult to complete during periods of significant economic or market change.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

(GRAPHIC)

        SELLING SHARES

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire to investors within three business days after Stephens, First Data or their agents receive the order.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the 1940 Act, we can pay investors in securities or other property when they sell shares, or delay payment of the sale proceeds for up to seven days.

        We may sell shares:

          o if the value of an investor's account after the shares are sold falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o   under certain other circumstances allowed under the 1940 Act.

(GRAPHIC)

                YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

(GRAPHIC)

        EXCHANGING SHARES

        Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.

        Here's how exchanges work:

          o Investors can exchange Primary A Shares of a Fund for Primary A Shares of all other Nations Funds.

          o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

          o Shares that are held in certificate form cannot be exchanged until First Data has received the certificate and deposited the shares to the investor's account.

          o Telephone orders may be difficult to complete during periods of significant economic or market change.

(GRAPHIC)

                THE POWER OF COMPOUNDING

                YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.

                REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR

                COMPOUND GROWTH.

                PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE

                VALUE OF YOUR INVESTMENT.

(GRAPHIC)

         Distributions and taxes

     ABOUT DISTRIBUTIONS A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

 The Funds declare distributions of net investment income daily and pay them monthly.

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the TRADE DATE of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

(GRAPHIC)

                THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

(GRAPHIC)

                 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI. HOW TAXES AFFECT YOUR INVESTMENT

 Distributions that come from a Fund's tax-exempt interest income are generally free from federal income tax and state income taxes (in Florida, the tax on intangible personal property). Texas doesn't impose income tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

 Any distributions that come from taxable income or realized capital gains are generally subject to tax. Distributions that come from net investment income and any net short-term capital gain (generally the excess of net short-term capital gain over net long-term capital loss) generally are taxable to you as ordinary income. Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates. Corporate shareholders will not be able to deduct any distributions from a Fund when determining their taxable income.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

     WITHHOLDING TAX

 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o   the IRS informs us that you're otherwise subject to backup withholding.

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

     TAXATION OF REDEMPTIONS AND EXCHANGES

 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

(GRAPHIC)

         Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

     [financial highlights tables for each Fund here]

(GRAPHIC)

         Terms used in this prospectus

 ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You REALIZE a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 COLLATERALIZED MORTGAGE OBLIGATION (CMO) - a debt security that is backed by mortgage loans or mortgage pass-through certificates. The underlying assets of a CMO are separated into classes, called tranches, based on maturity. Each tranch pays a different rate of interest. Payments of principal and interest on the underlying assets fund the income payments on the CMO.

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

 DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

 HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

 INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

 LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

 LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

 LEHMAN GOVERNMENT BOND INDEX - an index of government bonds with an average maturity of approximately nine years. All dividends are reinvested.

 LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

 LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

 LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

 MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

 MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 MORTGAGE-RELATED SECURITY - a debt security that is backed by a mortgage or pool of mortgages.

 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.

 PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PREREFUNDED BONDS - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.

 REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

(GRAPHIC)

         Where to find more information

 You'll find more information about the State Municipal Bond Funds in the following documents:

(GRAPHIC)

        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

(GRAPHIC)

        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.765.2668

        By mail:

        NATIONS FUNDS
        C/O STEPHENS INC.

        ONE BANK OF AMERICA PLAZA

        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009

        1.800.SEC.0330

        HTTP://WWW.SEC.GOV

(GRAPHIC)

SEC file numbers:

[Nations Fund Trust, 811-04305]

NF-00000-8/99

[BACKGROUND PICTURE APPEARS HERE]

Equity Funds
Prospectus   --   Primary A Shares

                                                                 August 1, 1999

Equity Funds
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund

Index Funds
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed Value Index Fund
Nations Managed SmallCap Value Index Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete.
           Any representation to the contrary is a criminal offense.


------------------
NOT FDIC
INSURED
------------------
May Lose Value
------------------
No Bank Guarantee
------------------

[NATIONS FUNDS LOGO APPEARS HERE]

About this prospectus
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                Terms used in this prospectus

                In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.


[GRAPHIC APPEARS HERE]

                 You'll find Terms used in
                 this prospectus on page 00.

[GRAPHIC APPEARS HERE]

                For more information

                You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes detailed information about each Fund's investments, policies, performance and management, among other things. The SAI is legally considered to be part of this prospectus because it's incorporated by reference. Turn to the back cover to find out how you can get a copy of the SAI.


 This booklet, which is called a prospectus, tells you about some of the Nations Funds equity funds and managed index funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.


 The equity funds focus on long-term growth by investing primarily in equity securities. The managed index funds are designed to match the characteristics of a specific stock market index, like the S&P 500, by investing primarily in equity securities that are included in the index.


 Equities have the potential to provide you with higher returns than many other kinds of investments, but there's also the risk that you'll lose money, or you may not earn as much as you expect.


 This makes these Funds best suited for longer-term investment goals, like retirement, or as part of a balanced portfolio. They may also help protect against a loss of buying power that inflation can cause over time.


 The Funds may not be suitable for investors who are not prepared to accept or are unable to bear the risks associated with equity securities, who have short-term investment goals, or who are looking for a regular stream of income.


 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 00.


 If you have any questions about the Funds, please call us at 1.800.765.2668 or contact your financial adviser.

[NATIONS FUNDS LOGO APPEARS HERE]

What's inside
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                Banc of America Advisors, Inc.

                Banc of America Advisors, Inc. (BAAI) is the investment adviser to each of the Funds. BAAI is responsible for the overall management and supervision of the investment management of each Fund. BAAI and Nations Funds have engaged sub-advisers, which are responsible for the day-to-day investment decisions for each of the Funds.

[GRAPHIC APPEARS HERE]

                You'll find more about
                BAAI and the sub-advisers
                starting on page 00.

                The equity funds focus on long-term growth by investing primarily in equity securities.

                The managed index funds are designed to match the characteristics of a specific market index like the S&P 500 by investing primarily in equity securities that are included in the index.

[GRAPHIC APPEARS HERE] About the funds
Equity Funds
Nations Marsico Focused Equities Fund
Sub-adviser: Marsico Capital Management, LLC                      4
--------------------------------------------------------------------
Nations Marsico Growth & Income Fund
Sub-adviser: Marsico Capital Management, LLC                      7
--------------------------------------------------------------------
Managed Index Funds
Nations Managed Index Fund
Sub-adviser: TradeStreet Investment Associates, Inc.             11
--------------------------------------------------------------------
Nations Managed SmallCap Index Fund
Sub-adviser: TradeStreet Investment Associates, Inc.             15
--------------------------------------------------------------------
Nations Managed Value Index Fund
Sub-adviser: TradeStreet Investment Associates, Inc.             18
--------------------------------------------------------------------
Nations Managed SmallCap Value Index Fund
Sub-adviser: TradeStreet Investment Associates, Inc.             21
--------------------------------------------------------------------
Other important information                                      24
--------------------------------------------------------------------
How the Funds are managed                                        26


[GRAPHIC APPEARS HERE] About your investment
Information for investors
  Buying, selling and exchanging shares                          33
  Distributions and taxes                                        36
--------------------------------------------------------------------
Financial highlights                                             38
--------------------------------------------------------------------
Terms used in this prospectus                                    42
--------------------------------------------------------------------
Where to find more information                           back cover

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                About the sub-adviser

                Marsico Capital Management, LLC (Marsico Capital) is this Fund's sub-adviser. Thomas F. Marsico is the portfolio manager and makes the day-to-day investment decisions for the Fund.

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 Marsico Capital and
                 Mr. Marsico on page 00.

[GRAPHIC APPEARS HERE]

                What is a focused fund?

                A focused fund concentrates its investments in a small number of companies with earnings that are believed to have the potential to grow significantly. This Fund focuses on large, established and well-known U.S. companies.

                Because a focused fund holds fewer investments than other kinds of funds, this Fund can have greater price swings than more diversified fund. It may earn relatively higher returns when one of its investments performs well, or relatively lower returns when an investment performs poorly.

NATIONS MARSICO FOCUSED EQUITIES FUND

[GRAPHIC APPEARS HERE] Investment objective
                       This Fund seeks long-term growth of capital.

[GRAPHIC APPEARS HERE] Principal investment strategies This Fund normally invests at least 65% of its assets in common stocks of large companies. The Fund, which is non-diversified, generally holds a core position of 20 to 30 of common stocks.


 The Fund may invest up to 25% of its assets in foreign securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

  o Products, markets or technologies in flux that can result in extraordinary growth

  o Strong brand franchises that can take advantage of a changing global environment

  o Global reach that can allow the Fund to take advantage of a broader range of investment opportunities. Not limiting itself to the markets of a single country can also help the Fund reduce risk.

  o They are moving with, not against the major social, economic and cultural shifts taking place in the world


 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 other risks of investing
                 in this Fund on page 00 and
                 in the SAI.

[GRAPHIC APPEARS HERE]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Marsico Focused Equities Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it may hold fewer securities than other kinds of equity funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. The value of this Fund will tend to have greater price swings than the value of more diversified equity funds. There also is a risk that the value of the Fund's investments will not rise as high as Marsico Capital expects, or will fall. The Fund may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

        o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o FOREIGN INVESTMENT RISK - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes may apply to some foreign investments.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

[GRAPHIC APPEARS HERE]

                For information about the performance of other equity funds managed by Thomas Marsico, see How the Funds are managed.

[GRAPHIC APPEARS HERE]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC APPEARS HERE]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years

  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                                 Primary A Shares
        Maximum sales charge (load) when you buy your shares                none
        Maximum deferred sales charge (load) when you sell your shares      none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                     0.00%
        Other expenses                                                      0.00%
        Total annual fund operating expenses                                0.00%
        Fee waivers and/or reimbursements                                   0.00%
        Total net expenses(1)                                               0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o   you invest $10,000 in Primary A Shares of the Fund

        o   your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years

  Primary A Shares     $000       $000        $000        $000

About the equity funds
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                About the sub-adviser

                Marsico Capital is this Fund's sub-adviser. Thomas F. Marsico is the portfolio manager and makes the day-to-day investment decisions for the Fund.

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 Marsico Capital and
                 Mr. Marsico on page 00.

[GRAPHIC APPEARS HERE]

                Why invest in a growth and income fund?

                Growth and income funds can invest in a mix of equity and fixed income securities. This can help reduce volatility and provides the fund with the flexibility to shift among securities that offer the potential for higher returns.


                While this Fund invests in a wide range of companies and industries, it holds fewer securities than other kinds of funds. This means it can have greater price swings than more diversified funds and may earn relatively higher returns when one of its investments performs well, or relatively lower returns when an investment performs poorly.

NATIONS MARSICO GROWTH & INCOME FUND

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks long-term growth of capital with a limited emphasis on income.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests up to 75% of its assets in equity securities that are believed to have significant growth potential and at least 25% of its assets in equity and fixed income securities that are believed to have income potential. The Fund generally holds 35 to 50 securities and emphasizes large-capitalization common stocks.


 Marsico Capital may shift assets between growth and income securities based on its analysis of market, financial and economic conditions. It will emphasize growth securities if it believes they will provide better returns than the yields available or expected on income-producing securities. If Marsico Capital believes it appropriate to do so, it may also reduce investments in growth securities to 25% of the Fund's assets.


 Since income is a part of the Fund's investment objective, Marsico Capital may consider a company's anticipated dividends when selecting equity securities. The Fund is not, however, designed to produce a consistent level of income. It may also find opportunities for capital growth from fixed income securities because of expected changes in interest rates, credit rating, currency exchange rates or other factors.


 The Fund may hold up to 25% of its assets in foreign securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

 o Products, markets or technologies in flux that can result in extraordinary growth

 o Strong brand franchises that can take advantage of a changing global environment

 o Global reach that can allow the Fund to take advantage of a broader range of investment opportunities. Not limiting itself to the markets of a single country can also help the Fund reduce risk.

 o They are moving with, not against the major social, economic and cultural shifts taking place in the world

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 other risks of investing
                 in this Fund on page 0
                 and in the SAI.


 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Marsico Growth & Income Fund has the following general risks:

        o Investment strategy risk - Marsico Capital uses an investment strategy that tries to identify equities with growth or income potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Interest rate risk - The prices of the Fund's fixed income securities will tend to fall when interest rates rise and to rise when interest rates fall. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o Foreign investment risk - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes may apply to some foreign investments.

[GRAPHIC APPEARS HERE]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC APPEARS HERE]

                For information about the performance of other equity funds managed by Thomas Marsico, see How the Funds are managed.

[GRAPHIC APPEARS HERE]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.


                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.


[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years

  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                                  Primary A Shares
        Maximum sales charge (load) when you buy your shares                 none
        Maximum deferred sales charge (load) when you sell your shares       none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                      0.00%
        Other expenses                                                       0.00%
        Total annual fund operating expenses                                 0.00%
        Fee waivers and/or reimbursements                                    0.00%
        Total net expenses(1)                                                0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC APPEARS HERE]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years

  Primary A Shares     $000       $000        $000        $000

ABOUT THE MANAGED INDEX FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                About the sub-adviser

                TradeStreet Investment Associates, Inc. (TradeStreet) is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC APPEARS HERE]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC APPEARS HERE]

                What is a managed index fund?

                A managed index fund combines the benefits of traditional index funds -- relatively low costs and low portfolio turnover -- with active management.

                With a managed index fund, the portfolio manager starts with the stocks of a specific market index -- in this case, the S&P 500 -- and then tries to achieve higher returns than the index by emphasizing stocks in the index that are expected to generate the highest returns.

                There is no assurance that active management will result in a higher return than the index.

NATIONS MANAGED INDEX FUND

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P 500. The S&P 500 is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P 500. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500 while reducing the risk of underperforming the index over time. The Fund usually holds 300 to 400 of the stocks included in the index. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. The team uses quantitative analysis to:

 o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth when comparing a stock with others in the same industry.

 o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

 The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called "crossing networks" that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 other risks of investing
                 in this Fund on page 00
                 and in the SAI.


 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

 o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate.

 o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions.

 o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Managed Index Fund has the following general risks:

        o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the S&P 500. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts periodically to manage liquidity. There is always a risk that this technique could reduce returns, increase costs or increase the Fund's volatility.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

[GRAPHIC APPEARS HERE]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

[GRAPHIC APPEARS HERE]

                For information about the performance of other index funds managed by TradeStreet, see
                How the Funds are managed.

[GRAPHIC APPEARS HERE]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years

  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                                     Primary A Shares
        Maximum sales charge (load) when you buy your shares                   none
        Maximum deferred sales charge (load) when you sell your shares         none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                        0.00%
        Other expenses                                                         0.00%
        Total annual fund operating expenses                                   0.00%
        Fee waivers and/or reimbursements                                      0.00%
        Total net expenses(1)                                                  0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC OMITTED]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:

                     1 year     3 years     5 years     10 years

  Primary A Shares     $000       $000        $000        $000

ABOUT THE MANAGED INDEX FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC APPEARS HERE]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC APPEARS HERE]

                What is the S&P SmallCap 600?

                The S&P SmallCap 600 is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

NATIONS MANAGED SMALLCAP INDEX FUND

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Composite Stock Price Index (S&P SmallCap 600).

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P SmallCap 600.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P SmallCap 600. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P SmallCap 600 while reducing the risk of underperforming the index over time. The Fund usually holds 400 to 500 of the stocks included in the index. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P SmallCap 600. It uses quantitative analysis to:

 o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

 o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

 The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called "crossing networks" that allow it to try to make trades at better prices and reduced commission rates.

 The management team uses various strategies, consistent with the Funds investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

 o try to shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC APPEARS HERE]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

 o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions

 o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

 [GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Managed SmallCap Index Fund has the following general risks:

        o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the S&P SmallCap 600. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, for example, because they trade less frequently and in lower volumes.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts to manage liquidity . There is always a risk that this technique could reduce returns, increase costs or increase the Fund's volatility.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.


        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%

[GRAPHIC APPEARS HERE]

                For information about the performance of other index funds managed by TradeStreet, see How the Funds are managed.

[GRAPHIC APPEARS HERE]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC APPEARS HERE]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years

  Primary A Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%


        The S&P SmallCap 600 (Standard & Poor's SmallCap 600) Index is an index of 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group. The S&P SmallCap 600 is designed to be a benchmark of the performance of small capitalization stocks.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                                     Primary A Shares
        Maximum sales charge (load) when you buy your shares                   none
        Maximum deferred sales charge (load) when you sell your shares         none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                        0.00%
        Other expenses                                                         0.00%
        Total annual fund operating expenses                                   0.00%
        Fee waivers and/or reimbursements                                      0.00%
        Total net expenses(1)                                                  0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                    1 year     3 years     5 years     10 years

  Primary A Shares     $000       $000        $000        $000

ABOUT THE MANAGED INDEX FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC APPEARS HERE]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC APPEARS HERE]

                What is the BARRA Index?

                The BARRA Index is designed to be a benchmark of the performance of value stocks. It includes approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

NATIONS MANAGED VALUE INDEX FUND

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P 500 Index/ BARRA Value Index (the BARRA Index).

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests at least 80% of its assets in common stocks that are included in the BARRA Index.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the BARRA Index. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the BARRA Index while reducing the risk of underperforming the index over time. The Fund usually holds 100 to 200 stocks.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. It uses quantitative analysis to:

 o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

 o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

 The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called "crossing networks" that allow it to try to make trades at better prices and reduced commission rates.

 The management team uses various strategies, consistent with the Fund's objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

 o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC APPEARS HERE]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

 o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions

 o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.


[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Managed Value Index Fund has the following general risks:

        o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the BARRA Index. There is a risk that the value of these investments will not rise as high as the team expects or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts to manage liquidity . There is always a risk that this technique could reduce returns, increase costs or increase the Fund's volatility.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%

[GRAPHIC APPEARS HERE]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC APPEARS HERE]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Best and worst quarterly returns during this period:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

        Average annual total return as of December 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  BARRA Index          0.00%        0.00%       0.00%

        The BARRA Index includes approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                                     Primary A Shares
        Maximum sales charge (load) when you buy your shares                   none
        Maximum deferred sales charge (load) when you sell your shares         none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                        0.00%
        Other expenses                                                         0.00%
        Total annual fund operating expenses                                   0.00%
        Fee waivers and/or reimbursements                                      0.00%
        Total net expenses(1)                                                  0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

          o you invest $10,000 in Primary A Shares of the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                     1 year     3 years     5 years     10 years

  Primary A Shares     $000       $000        $000        $000

ABOUT THE MANAGED INDEX FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC APPEARS HERE]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC APPEARS HERE]

                What is the BARRA SmallCap Index?

                The BARRA SmallCap Index is designed to be a benchmark of the performance of value stocks of small capitalization companies. The index includes approximately 375 common stocks from the S&P 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 600.

 NATIONS MANAGED SMALLCAP VALUE INDEX FUND

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P 600 Index/ BARRA Value Index (the BARRA SmallCap Index).

[GRAPHIC APPEARS HERE]

        INVESTMENT STRATEGIES
        The Fund normally invests at least 80% of its assets in common stocks that are included in the BARRA SmallCap Index.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the BARRA SmallCap Index. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the BARRA SmallCap Index while reducing the risk of underperforming the index over time. The Fund usually holds 200 to 300 stocks.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. It uses quantitative analysis to:

 o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

 o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

 The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called "crossing networks" that allow it to try to make trades at better prices and reduced commission rates.

 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

 o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00
                 and in the SAI.

[GRAPHIC APPEARS HERE]

                The bar chart shows you the performance of the Fund's Primary A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

 o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions

 o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Managed SmallCap Value Index Fund has the following general risks:

        o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the BARRA SmallCap Index. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, including because they trade less frequently and in lower volumes.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts to manage liquidity. There is always a risk that this technique could reduce returns, increase costs or increase the Fund's volatility.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.


        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%

[GRAPHIC APPEARS HERE]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC APPEARS HERE]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Best and worst quarterly returns during this period:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

        Average annual total return as of December 31, 1998

                         1 year      5 years     10 years
  Primary A Shares     0.00%        0.00%       0.00%
  BARRA Index          0.00%        0.00%       0.00%

        The BARRA SmallCap Index includes approximately 375 common stocks from the S&P 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 600.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                                     Primary A Shares
        Maximum sales charge (load) when you buy your shares                   none
        Maximum deferred sales charge (load) when you sell your shares         none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                        0.00%
        Other expenses                                                         0.00%
        Total annual fund operating expenses                                   0.00%
        Fee waivers and/or reimbursements                                      0.00%
        Total net expenses(1)                                                  0.00%

        (1) The Fund's investment adviser and some of its other service providers have agreed to waive fees or reimburse expenses until August 1, 2000. The figures shown here are after waivers and reimbursements. Total actual Fund operating expenses last year were 0.00% for Primary A Shares. There is no guarantee that these waivers and reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years

  Primary A Shares     $000       $000        $000        $000

[GRAPHIC APPEARS HERE]

         OTHER IMPORTANT INFORMATION

 You'll find specific information about each Fund's principal investments,
 strategies and risks in the descriptions starting on page   . The following
 are some other risks and information you should consider before you invest:

     o Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America National Trust and Savings Association (Bank of America), the Federal Deposit Insurance Corporation or any other government agency. Your investment may lose money.

     o Affiliates of Bank of America are paid for the services they provide to the Funds.

     o Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o Foreign investment risk - Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund can invest up to 25% of their assets in foreign securities. This means these Funds can be affected by the risks of foreign investing. Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from a lack of liquidity; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

        Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Pacific Basin and the Far East, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

             o Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

             o Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of capital gains to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. [The annual portfolio turnover rate for the managed index funds is expected to be no more than 25%.] You'll find the portfolio turnover rate for each Fund in the Financial highlights.

             o Preparing for the year 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

                All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

                A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues. Funds that invest in foreign securities may be at greater risk because the computer systems of many foreign issuers, governments or other entities may not be ready for the year 2000.

[GRAPHIC APPEARS HERE]

                Banc of America Advisors, Inc.

                One Bank of America Plaza
                Charlotte, North Carolina 28255

[GRAPHIC APPEARS HERE]

         HOW THE FUNDS ARE MANAGED

 INVESTMENT ADVISER
 BAAI is the investment adviser to the equity funds and index funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation. Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive or reimburse any fees or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

     ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                              Maximum     Actual fee
                                              advisory     paid last
                                                fee       fiscal year

  Nations Marsico Focused Equities Fund         0.00         0.00
  Nations Marsico Growth & Income Fund          0.00         0.00
  Nations Managed Index Fund                    0.00         0.00
  Nations Managed SmallCap Index Fund           0.00         0.00
  Nations Managed Value Index Fund              0.00         0.00
  Nations Managed SmallCap Value Index Fund     0.00         0.00

[GRAPHIC APPEARS HERE]

                TradeStreet Investment
                Associates, Inc.

                One Bank of America Plaza
                Charlotte, North Carolina 28255

 INVESTMENT SUB-ADVISERS
 Nations Funds and BAAI have engaged investment sub-advisers to provide day-to-day portfolio management for the Funds. These sub-advisers function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

 TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

 Currently managing more than [$70] billion, TradeStreet has more than 140 institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

     TradeStreet is the investment sub-adviser to:

     o Nations Managed Index Fund

     o Nations Managed SmallCap Index Fund

     o Nations Managed Value Index Fund

     o Nations Managed SmallCap Value Index Fund

 TradeStreet's Structured Products Management Team is responsible for making the day-to-day investment decisions for each Fund.

 PERFORMANCE OF OTHER FUNDS AND ACCOUNTS MANAGED BY TRADESTREET
 Nations Managed Index Fund and Nations Managed SmallCap Index Fund have been in operation since 1996. The tables below are designed to show you how similar index funds and composites of accounts managed by TradeStreet performed in the past.

 The Enhanced S&P 500 Composite has an investment objective, policies and strategies that are similar to Nations Managed Index Fund.

 The table below shows the returns for Nations Managed Index Fund and the composite compared with the S&P 500 and the Lipper S&P 500 Index Funds Average for the periods ending December 31, 1998. The Lipper S&P 500 Index Funds average measures the average performance of mutual funds with similar objectives monitored by Lipper Inc. during the periods shown. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                       Lipper
                                         Enhanced                      S&P 500
                      Nations            S&P 500                     Index Funds
                   Managed Index     Index Composite     S&P 500       Average
                      Fund (%)             (%)             (%)           (%)
  one year            0.00              0.00                0.00        0.00
  three years          --               0.00                0.00        0.00
  five years           --               0.00                0.00        0.00
  since inception
  (July 31, 1996)     0.00              0.00                0.00        0.00

        AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                          Lipper
                               Enhanced                   S&P 500
               Nations         S&P 500                  Index Funds
            Managed Index     Composite     S&P 500       Average
Year           Fund (%)          (%)          (%)           (%)

  1998            0.00           0.00         0.00          0.00
  1997           33.46          33.42        33.23         32.61
  1996             --           24.12        23.08         22.30
  1995             --           37.84        37.45         36.82
  1994             --            0.69         1.31          0.90
  1993             --           10.52         9.99          9.52
  1992             --            5.55         7.64          7.12
  1991             --           30.86        30.56         29.65
  1990             --            -1.52        -3.15         -3.57
  1989             --           34.28        31.55         30.58

 This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The composite includes accounts, including pooled funds, managed by TradeStreet. Bank of America and its predecessors managed these accounts before TradeStreet was formed in 1995. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if accounts had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular accounts of TradeStreet.

 The Enhanced Small Cap Index Composite has an investment objective, policies and strategies that are similar to Nations Managed SmallCap Index Fund.

 The table below shows the returns for Nations Managed SmallCap Index Fund and the composite compared with the S&P SmallCap 600 for the periods ending December 31, 1998. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

[GRAPHIC APPEARS HERE]

                Marsico Capital
                Management, LLC

                1200 17th Street
                Suite 1300
                Denver, Colorado 80202

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                         Nations
                         Managed            Enhanced            S&P
                     SmallCap Index     Small Cap Index     SmallCap 600
                        Fund (%)         Composite (%)          (%)

  one year               0.00               0.00                0.00
  three years             --                0.00                0.00
  five years              --                0.00                0.00
  since inception
  (October 15, 1996)     0.00               0.00                0.00

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

            Nations            Enhanced
            Managed        SmallCap Index          S&P
        SmallCap Index        Composite        SmallCap 600
Year       Fund (%)              (%)               (%)

  1998     0.00               0.00                0.00
  1997     0.00               0.00                0.00
  1996      --                0.00                0.00
  1995      --                0.00                0.00
  1994      --                0.00                0.00
  1993      --                0.00                0.00
  1992      --                0.00                0.00
  1991      --                0.00                0.00
  1990      --                0.00                0.00
  1989      --                0.00                0.00

 This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The composite includes accounts, including pooled funds, managed by TradeStreet. Bank of America and its predecessors managed these accounts before TradeStreet was formed in 1995. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if accounts had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular accounts of TradeStreet.

 MARSICO CAPITAL MANAGEMENT, LLC
 Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser, specializing in large capitalization stocks, and currently has [$65] billion in assets under management.

 Marsico Management Holdings, LLC, a wholly owned subsidiary of Bank of America, owns 50% of the equity of Marsico Capital.

 Marsico Capital is the investment sub-adviser to:

  o Nations Marsico Focused Equities Fund

  o Nations Marsico Growth & Income Fund

 Thomas F. Marsico, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for these Funds. Before forming the company, Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation. He has more than 20 years of experience as a securities analyst and portfolio manager.

 PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO
 Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund have been in operation since December 31, 1997, so they only have a short performance history. The tables below are designed to show you how similar equity funds managed by Thomas Marsico performed in the past.

 The Janus Twenty Fund has an investment objective, policies and strategies that are very similar to Nations Marsico Focused Equities Fund. Mr. Marsico managed the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $6 billion in net assets on August 11, 1997.

 The table below shows the returns for the Janus Twenty Fund compared with the S&P 500 for the periods ending August 7, 1997. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

 AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                               Janus Twenty
                                                  Fund (%)      S&P 500 (%)

  one year                                         48.21           46.41
  three years                                      32.07           30.63
  five years                                       20.02           20.98
  during the period of Mr. Marsico's management
  (January 31, 1988 to August 7, 1997)             23.38           18.20

 This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

[GRAPHIC APPEARS HERE]

                Stephens Inc.

                111 Center Street
                Little Rock, Arkansas 72201

[GRAPHIC APPEARS HERE]

                First Data Investor
                Services Group, Inc.

                One Exchange Place
                Boston, Massachusetts 02109

 The Janus Growth and Income Fund has an investment objective, policies and strategies that are very similar to Nations Marsico Growth & Income Fund. Mr. Marsico managed the Janus Growth and Income Fund from is inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $1.7 billion in net assets on August 11, 1997.

 The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The S&P 500 is a broadly based index of 500 large U.S. companies. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

 AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                                Janus Growth
                                                 and Income
                                                  Fund (%)      S&P 500 (%)

  one year                                         47.77           46.41
  three years                                      31.13           30.63
  five years                                       21.16           20.98
  during the period of Mr. Marsico's management
  (May 31, 1991 to August 7, 1997)                 21.19           18.59

 This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.23% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                Financial institutions and intermediaries may have different limits, charge other fees, or have different policies for buying, selling and exchanging shares than those described in this prospectus.

                A business day is any day that the New York Stock Exchange
                (NYSE) is open. A business day ends at the close of regular trading on the New York Stock Exchange (NYSE), usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

                The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


[GRAPHIC APPEARS HERE]

         Buying, selling and exchanging shares

In general, only the following categories of investors can buy Primary A Shares:

 o financial institutions and intermediaries, including Bank of America, its affiliates, and other financial institutions, and fee-based investment advisers and financial planners, for their own accounts or [fiduciary] client accounts

 o employee benefit plans

 o charitable foundations

 o endowments

 o other Funds in the Nations Funds Family

 The minimum initial investment for each investor of record is $250,000. Investments made on behalf of client accounts of a single financial institution or intermediary are aggregated for the purposes of this minimum initial investment amount. There is no minimum for additional investments.

 Investors don't pay any sales charges when they buy, sell or exchange Primary A Shares.

 Please contact your financial institution, or call us at 1.800.765.2668 if you have any questions about how to place an order.

 HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We and Stephens may refuse any order. If this happens, we'll return any money we've received to the investor.

[GRAPHIC APPEARS HERE]

        BUYING SHARES

        Here are some general rules for buying shares:

          o Investors buy Primary A Shares at net asset value per share.

          o If we don't receive payment within three business days of receiving an order, we'll refuse the order and notify the investor. We'll return any payment for orders that we refuse or do not receive to the investor.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time. Telephone orders may be difficult to complete during periods of significant economic or market change.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[GRAPHIC APPEARS HERE]

        SELLING SHARES

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire to investors within three business days after Stephens, First Data or their agents receive the order.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the 1940 Act, we can pay investors in securities or other property when they sell shares, or delay payment of the sale proceeds for up to seven days.

        We may sell shares:

          o if the value of an investor's account after the shares are sold falls below $500. We'll provide 60 days notice in writing if we're going to do this

[GRAPHIC APPEARS HERE]

                You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o under certain other circumstances allowed under the 1940 Act.

[GRAPHIC APPEARS HERE]

        EXCHANGING SHARES

        Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.

        Here's how exchanges work:

          o Investors can exchange Primary A Shares of a Fund for Primary A Shares of all other Nations Funds.

          o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

          o Shares that are held in certificate form cannot be exchanged until First Data has received the certificate and deposited the shares to the investor's account.

          o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC APPEARS HERE]

                The power of compounding

                You can choose to reinvest your distributions in additional shares of the same Fund and class.

                Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

                Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment.

[GRAPHIC APPEARS HERE]

         DISTRIBUTIONS AND TAXES

     About distributions
     A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  o A fund can also have capital gains if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

 The frequency of distributions of net investment income vary by Fund:

                                                     Frequency of
Fund                                             income distributions

  Nations Marsico Focuses Equities Fund               quarterly
  Nations Marsico Growth & Income Fund                quarterly
  Nations Managed Index Fund                           monthly
  Nations Managed SmallCap Index Fund                 quarterly
  Nations Managed Value Index Fund                    quarterly
  Nations Managed SmallCap Value Index Fund           quarterly

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the trade date of the purchase, as long as it's at least one day before a distribution is declared, up to the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

[GRAPHIC APPEARS HERE]

                This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.

[GRAPHIC APPEARS HERE]

                 For more information about taxes, please see the SAI.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions that come from net investment income, including any net short-term capital gain (generally the excess of net short-term capital gain over net long-term capital loss), generally are taxable to you as ordinary income. Corporate shareholders may be able to exclude a portion of these distributions from their taxable income.

 Distributions that come from net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you are otherwise subject to backup withholding.

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC APPEARS HERE]

 FINANCIAL HIGHLIGHTS

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.


 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

NATIONS MANAGED INDEX FUND    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     Year ended               Period ended
Primary A Shares                                       03/31/98               03/31/97*
 Operating performance:
Net asset value, beginning of the period               $ 11.89                $ 10.00
Net investment income                                    0.15                   0.15
 Net realized and unrealized gain on investments         5.42                   1.87
Net increase in net asset value from operations          5.57                   2.02
 Distributions:
Dividends from net investment income                   ( 0.17)                ( 0.13)
Distributions from net realized capital gains          ( 0.15)                  --
 Total dividends and distributions                     ( 0.32)                ( 0.13)
Net asset value, end of period                         $ 17.14                $ 11.89
 Total return++                                         47.54%                 20.22%
==================================================   ==========               ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $374,504               $42,226
 Ratio of operating expenses to average net
 assets                                                  0.50%(a)(b)            0.50%+(a)
Ratio of net investment income to average net
 assets                                                  1.26%                  1.92%
 Portfolio turnover rate                                  30%                    17%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                          0.80%(a)               1.05%(a)

                           * Nations Managed Index Fund Primary A Shares commenced operations on July 31, 1996.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MANAGED SMALLCAP INDEX
FUND

                                                   Year ended               Period ended
Primary A Shares                                     03/31/98               03/31/97*
 Operating performance:
Net asset value, beginning of the period             $  9.83                $ 10.00
Net investment income                                  0.06                   0.03
 Net realized and unrealized gain/(loss) on
 investments                                           4.58                 ( 0.17)
Net increase/(decrease) in net asset value from
 operations                                            4.64                 ( 0.14)
 Distributions:
Dividends from net investment income                 ( 0.06)                ( 0.03)
Distributions from net realized capital gains        ( 0.31)                   --
 Total dividends and distributions                   ( 0.37)                ( 0.03)
Net asset value, end of period                       $ 14.10                $  9.83
 Total return++                                       47.71%                ( 1.37)%
================================================   ==========               ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $102,437               $40,851
 Ratio of operating expenses to average net
 assets                                                0.50%(a)(b)            0.50%+
Ratio of net investment income to average net
 assets                                                0.52%                  1.05%+
 Portfolio turnover rate                                62%                     18%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                        1.02%(a)               1.21%+

                           * Nations Managed SmallCap Index Fund Primary A Shares commenced operations on October 15, 1996.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (b) The effect of interest expense on the operating expense ratio was 0.01%.

NATIONS MANAGED VALUE INDEX
FUND                              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     Period ended
Primary A Shares                                        03/31/98*#
 Operating performance:
Net asset value, beginning of the period                $ 10.00
Net investment income                                     0.07
 Net realized and unrealized gain on investments          1.31
Net increase in net asset value from operations           1.38
 Distributions:
Dividends from net investment income                    ( 0.06)
Distributions from net realized capital gains             --
 Total dividends and distributions                      ( 0.06)
Net asset value, end of period                          $ 11.32
 Total return++                                          13.78%
==================================================   ===========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                    $7,330
 Ratio of operating expenses to average net
 assets                                                   0.50%+(a)(b)
Ratio of net investment income to average net
 assets                                                   1.72%+
 Portfolio turnover rate                                    3%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                           1.57%+(a)

                           * Nations Managed Value Index Fund Primary A Shares commenced operations on November 24, 1997.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MANAGED SMALLCAP VALUE
INDEX FUND                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                     Period ended
Primary A Shares                                        03/31/98*
 Operating performance:
Net asset value, beginning of the period                $ 10.00
Net investment income                                     0.03
 Net realized and unrealized gain on investments          1.46
Net increase in net asset value from operations           1.49
 Distributions:
Dividends from net investment income                    ( 0.03)
Distributions from net realized capital gains             --
 Total dividends and distributions                      ( 0.03)
Net asset value, end of period                          $ 11.46
 Total return++                                          14.88%
==================================================   ===========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                    $2,106
 Ratio of operating expenses to average net
 assets                                                   0.50%+(a)(b)
Ratio of net investment income to average net
 assets                                                   0.78%+
 Portfolio turnover rate                                   30%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                           2.17%+(a)

                           * Nations Managed SmallCap Value Index Fund Primary A Shares commenced operations on November 24, 1997. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (b) The effect of interest expense on the operating expense ratio was 0.04%.

NATIONS MARSICO FOCUSED EQUITIES
FUND                            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                     Period ended
Primary A Shares                                     03/31/98*#
 Operating performance:
Net asset value, beginning of the period             $ 10.00
Income from investment operations:
Net investment income/(loss)                         ( 0.01)
 Net realized and unrealized gain on investments       2.14
Net increase in net asset value from operations        2.13
 Distributions:
Dividends from net investment income                   0.00
Distributions from net realized capital gains          0.00
 Total dividends and distributions                     0.00
Net asset value, end of period                       $ 12.13
 Total return++                                       21.30%
==================================================   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $8,808
 Ratio of operating expenses to average net
 assets                                                1.52%+(a)
Ratio of net investment income to average net
 assets                                              ( 0.30)%+
 Portfolio turnover rate                                25%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                        1.52%+(a)

                           * Nations Marsico Focused Equities Fund Primary A Shares commenced operations on December 31, 1997. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

NATIONS MARSICO GROWTH & INCOME
FUND                            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                     Period ended
Primary A Shares                                     03/31/98*#
 Operating performance:
Net asset value, beginning of period                 $ 10.00
Income from investment operations:
Net investment income                                  0.01
 Net realized and unrealized gain on investments       2.02
Net increase in net asset value from operations        2.03
 Distributions:
Dividends from net investment income                   0.00
Distributions from net realized capital gains          0.00
 Total dividends and distributions                     0.00
Net asset value, end of period                       $ 12.03
 Total return++                                       20.30%
==================================================   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $2,517
 Ratio of operating expenses to average net
 assets                                                1.09%+(a)
Ratio of net investment income/loss to average
 net assets                                            0.38%+
 Portfolio turnover rate                                22%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                        1.97%+(a)

                           * Nations Marsico Growth & Income Fund Primary A Shares commenced operations on December 31, 1997. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

[GRAPHIC APPEARS HERE]

         TERMS USED IN THIS PROSPECTUS

 Asset-backed security - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 BARRA Index#(1) - an index of approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

 BARRA SmallCap Index#(1) - an index of approximately 375 common stocks from the S&P 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 600.

 Capital gain (capital loss) - the difference between the purchase price of a security and its selling price. You realize a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 Common stock - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

 Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 Debt security - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 Depositary receipts - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

 Equity security - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 Fixed income security - an intermediate to long-term debt security that matures in more than one year.

 Foreign security - a debt or equity security issued by a foreign government or corporation.

 Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 Futures contract - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 Investment grade - a debt security that has been given a medium to high credit rating (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 Money market instrument - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 Mortgage-backed security - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index, an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

 Municipal debt security - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility.

 Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 Non-diversified - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 Preferred stock - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 Real Estate Investment Trust (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 S&P 500#(1) - Standard & Poor's 500 Composite Stock Price Index, an index of 500 common stocks chosen by S&P on a statistical basis.

 S&P 600#(1) - Standard & Poor's SmallCap 600 Index, is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

 Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. government obligation - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury.

 Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

 (1) S&P and BARRA have not reviewed any stock included in the S&P 500, S&P 600, BARRA Index or BARRA SmallCap Index for its investment merit. S&P and BARRA determine and calculate their indexes independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indexes to track stock market performance. S&P and BARRA make no guarantees about the indexes, any data included in them and the suitability of the indexes or their data for any purpose. "Standard and Poor's" "S&P 500" and "S&P 600" are trademarks of the McGraw-Hill Companies, Inc.

[GRAPHIC APPEARS HERE]

         WHERE TO FIND MORE INFORMATION

 You'll find more information about the Equity Funds and Index Funds in the following documents:

[GRAPHIC APPEARS HERE]

        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC APPEARS HERE]

        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.765.2668

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: www.nationsbank.com/nationsfund

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        HTTP://WWW.SEC.GOV

                                               [NATIONS FUNDS LOGO APPEARS HERE]

SEC file numbers:
Nations Fund Trust, 811-04305

NF-00000-8/99

[GRAPHIC]

EQUITY FUNDS
PROSPECTUS   --   PRIMARY B SHARES

                                                           AUGUST 1, 1999
Equity Funds
NATIONS VALUE FUND                                     THE SECURITIES AND
NATIONS EQUITY INCOME FUND                             EXCHANGE COMMISSION
NATIONS EMERGING GROWTH FUND                           (SEC) HAS NOT APPROVED OR
NATIONS SMALL COMPANY GROWTH FUND                      DISAPPROVED THESE
NATIONS DISCIPLINED EQUITY FUND                        SECURITIES OR DETERMINED
NATIONS CAPITAL GROWTH FUND                            IF THIS PROSPECTUS IS
NATIONS MARSICO FOCUSED EQUITIES FUND                  TRUTHFUL OR COMPLETE. ANY
NATIONS MARSICO GROWTH & INCOME FUND                   REPRESENTATION TO THE
NATIONS BLUE CHIP FUND                                 CONTRARY IS A CRIMINAL
                                                       OFFENSE.
International Funds
NATIONS INTERNATIONAL VALUE FUND                       ----------------------
NATIONS INTERNATIONAL EQUITY FUND                      NOT FDIC
NATIONS INTERNATIONAL GROWTH FUND                      INSURED
NATIONS EMERGING MARKETS FUND                          ----------------------
                                                       May Lose Value
Index Funds                                            ----------------------
NATIONS EQUITY INDEX FUND                              No Bank Guarantee
NATIONS MANAGED INDEX FUND                             ----------------------
NATIONS MANAGED SMALLCAP INDEX FUND
NATIONS MANAGED VALUE INDEX FUND                              NATIONS
NATIONS MANAGED SMALLCAP VALUE INDEX FUND                       FUNDS
                                                  Investments For A Lifetime(SM)
Balanced Funds
NATIONS BALANCED ASSETS FUND
NATIONS ASSET ALLOCATION FUND

Fixed Income Funds
NATIONS SHORT-TERM INCOME FUND
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
NATIONS GOVERNMENT SECURITIES FUND
NATIONS STRATEGIC FIXED INCOME FUND
NATIONS U.S. GOVERNMENT BOND FUND
NATIONS DIVERSIFIED INCOME FUND

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

[GRAPHIC]

                TERMS USED IN THIS PROSPECTUS

                IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.


[GRAPHIC]

                 YOU'LL FIND TERMS USED IN
                 THIS PROSPECTUS ON PAGE 0.

[GRAPHIC]

                FOR MORE INFORMATION

                YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

 This booklet, which is called a prospectus, tells you about five groups of Nations Funds -- our equity, international, index, balanced, and fixed income funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.


     Each fund group has different objectives and strategies:

        o  equity funds invest primarily in EQUITIES SECURITIES of U.S.
           companies

        o international funds invest primarily in equity securities of companies in countries around the world

        o index funds intend to match the characteristics of a specific stock market index, like the S&P 500, by investing primarily in equity securities that are included in the index

        o balanced funds invest in a mix of equity and FIXED INCOME SECURITIES, and MONEY MARKET INSTRUMENTS

        o fixed income funds focus on the potential to earn income by investing primarily in fixed income securities

 The Funds also have different risk/return characteristics because they invest in different kinds of securities.

 Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

 Fixed income securities have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall.

 In every case, there's a risk that you'll lose money or you may not earn as much as you expect.


                                                            NATIONS
                                                              FUNDS
                                                  Investments For A Lifetime(SM)

 CHOOSING THE RIGHT FUNDS FOR YOU
 The equity, international and index funds all focus on long-term growth. They may be suitable for you if:

        o  you have longer-term investment goals

        o  they form part of a balanced portfolio

        o you want to try to protect your portfolio against a loss of buying power that inflation can cause over time.

     They may not be suitable for you if:

        o you are not prepared or are unable to bear the risks associated with equity securities, including foreign securities

        o  you have short-term investment goals

        o  you are looking for a regular stream of income

 The fixed income funds focus on the potential to earn income. They may be suitable for you if:

        o  you are looking for income

        o  you are planning to invest your money for the longer term

     They may not be suitable for you if:

        o you are not prepared to accept or are unable to bear the risks associated with fixed income securities

        o  you have short-term income needs

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 00.

 If you have any questions about the Funds, please call us at 1.800.765.2668 or contact your financial adviser.

WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC]

                BANC OF AMERICA ADVISORS, INC.

                BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED SUB-ADVISERS, WHICH ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.


[GRAPHIC]

                YOU'LL FIND MORE ABOUT BAAI AND THE SUB-ADVISERS STARTING ON PAGE 00.

                THE EQUITY FUNDS FOCUS ON LONG-TERM GROWTH BY INVESTING PRIMARILY IN EQUITY SECURITIES.

                THE INTERNATIONAL FUNDS FOCUS ON LONG-TERM GROWTH BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN COUNTRIES AROUND THE WORLD.


[GRAPHIC] About the funds
Equity Funds
NATIONS VALUE FUND                                                   6
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS EQUITY INCOME FUND                                           9
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS EMERGING GROWTH FUND                                        12
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS SMALL COMPANY GROWTH FUND                                   16
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS DISCIPLINED EQUITY FUND                                     19
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS CAPITAL GROWTH FUND                                         22
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS MARSICO FOCUSED EQUITIES FUND                               25
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------------
NATIONS MARSICO GROWTH & INCOME FUND                                28
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------------
NATIONS BLUE CHIP FUND                                              32
Sub-adviser: Chicago Equity Partners Corporation

International Funds
NATIONS INTERNATIONAL VALUE FUND                                    36
Sub-adviser: Brandes Investment Partners, L.P.
------------------------------------------------------------------------
NATIONS INTERNATIONAL EQUITY FUND                                   40
Sub-advisers: Gartmore Global Partners, INVESCO Global Asset
Management (N.A.), Inc., Putnam Investment Management, Inc.
------------------------------------------------------------------------
NATIONS INTERNATIONAL GROWTH FUND                                   44
Sub-adviser: Gartmore Global Partners
------------------------------------------------------------------------
NATIONS EMERGING MARKETS FUND                                       47
Sub-adviser: Gartmore Global Partners

                THE INDEX FUNDS ARE DESIGNED TO MATCH THE CHARACTERISTICS OF A SPECIFIC MARKET INDEX LIKE THE S&P 500 BY INVESTING PRIMARILY IN EQUITY SECURITIES THAT ARE INCLUDED IN THE INDEX.


                THE BALANCED FUNDS INVEST IN A MIX OF EQUITY AND FIXED INCOME SECURITIES AND MONEY MARKET INSTRUMENTS.


                THE FIXED INCOME FUNDS PROVIDE MONTHLY INCOME BY INVESTING IN BONDS AND OTHER FIXED INCOME SECURITIES.


Index Funds
NATIONS EQUITY INDEX FUND                                         50
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS MANAGED INDEX FUND                                        53
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS MANAGED SMALLCAP INDEX FUND                               57
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS MANAGED VALUE INDEX FUND                                  61
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS MANAGED SMALLCAP VALUE INDEX FUND                         65
Sub-adviser: TradeStreet Investment Associates, Inc.

Balanced Funds
NATIONS BALANCED ASSETS FUND                                      69
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS ASSET ALLOCATION FUND                                     73
Sub-advisers: TradeStreet Investment Associates, Inc.,
Chicago Equity Partners Corporation

Fixed Income Funds
NATIONS SHORT-TERM INCOME FUND                                    77
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND                        80
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS GOVERNMENT SECURITIES FUND                                84
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS STRATEGIC FIXED INCOME FUND                               87
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
NATIONS U.S. GOVERNMENT BOND FUND                                 91
Sub-adviser: Boatmen's Capital Management, Inc.
------------------------------------------------------------------------
NATIONS DIVERSIFIED INCOME FUND                                   94
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                       97
------------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                         99

[GRAPHIC]    About your investment
INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                          111
  Distributions and taxes                                        115
------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             118
------------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                    119
------------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                            BACK COVER

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET) IS THIS FUND'S SUB-ADVISER. TRADESTREET'S VALUE MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHAT IS VALUE INVESTING?


                VALUE INVESTING MEANS LOOKING
                FOR "UNDERVALUED" COMPANIES --
                QUALITY COMPANIES THAT MAY BE CURRENTLY OUT OF FAVOR AND SELLING AT A REDUCED PRICE, BUT THAT HAVE GOOD POTENTIAL TO INCREASE IN VALUE.


                THE MANAGEMENT TEAM USES FUNDAMENTAL ANALYSIS TO HELP DECIDE WHETHER THE CURRENT STOCK PRICE OF A COMPANY MAY BE LOWER THAN THE COMPANY'S TRUE VALUE, AND THEN LOOKS FOR THINGS THAT COULD TRIGGER A RISE IN PRICE, LIKE A NEW PRODUCT LINE, NEW PRICING OR A CHANGE IN MANAGEMENT. THIS TRIGGER IS OFTEN CALLED A "CATALYST."

     Nations Value Fund


[GRAPHIC]       INVESTMENT OBJECTIVE

        This Fund seeks growth of capital by investing in companies that are believed to be undervalued.



[GRAPHIC]        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 65% of its assets in COMMON STOCKS of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million.

 The Fund also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses FUNDAMENTAL ANALYSIS to identify stocks of companies that it believes are undervalued. When selecting investments, the management team looks at, among other things:

        o  the quality of the company

        o  the company's projected earnings and dividends

        o the stock's PRICE-TO-EARNINGS RATIO relative to other stocks in the same industry or economic sector. The team believes that companies with lower price-to-earnings ratios are generally more likely to provide better opportunities for capital appreciation

        o  the stock's potential to provide total return

        o  the value of the stock relative to the overall stock market

 The team also looks for a "catalyst" for improved earnings. This could be, for example, a new product, new management or a new sales channel.

 The team tries to provide above-average returns while trying to avoid above-average risks.

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o  may offset capital gains by selling securities to realize a CAPITAL
           LOSS

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.


[GRAPHIC]        RISKS AND OTHER THINGS TO CONSIDER

        Nations Value Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - The management team chooses stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

        o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.



[GRAPHIC]        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.


[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                             Primary B
Fees you pay directly                                         Shares
        Maximum sales charge (load)
        when you buy your shares                               none
        Maximum deferred sales charge (load)
        when you sell your shares                              none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                                        0.00%
        Other expenses                                         0.00%
        Total annual fund operating expenses                   0.00%
        Fee waivers and/or reimbursements                      0.00%
        Total net expenses(1)                                  0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary B Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------


[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHY INVEST IN AN EQUITY INCOME FUND?

                EQUITY INCOME FUNDS ARE GENERALLY CONSIDERED TO BE A MORE CONSERVATIVE EQUITY INVESTMENT BECAUSE THEY INVEST IN LARGE, WELL-ESTABLISHED COMPANIES THAT PAY REGULAR DIVIDENDS. THESE COMPANIES TEND TO BE LESS VOLATILE THAN OTHER KINDS OF COMPANIES.

     Nations Equity Income Fund


[GRAPHIC]       INVESTMENT OBJECTIVE

        This Fund seeks current income and growth of capital by investing in companies with above-average DIVIDEND YIELDS.


 [GRAPHIC]      PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests in 100 to 150 companies in a broad range of industries with market capitalizations of at least $5 billion. The Fund generally invests at least 65% of its assets in income-producing securities that are listed on a national exchange or are traded on an established OVER-THE-COUNTER MARKET, including COMMON STOCKS that pay dividends and CONVERTIBLE SECURITIES.

 The Fund tries to provide a higher yield than the stocks that are included in the S&P 500, and may invest in FIXED INCOME SECURITIES, PREFERRED STOCKS and WARRANTS to try to increase the income that it earns. Fixed income securities generally must be rated INVESTMENT GRADE at the time of investment, or can be unrated if the team believes they are of comparable quality at the time of investment. Up to 5% of the Fund's assets may be invested in fixed income securities rated below investment grade ("high yield" or "junk" bonds) if the team believes they have relatively low credit risk.

 The Fund may invest up to 20% of its assets in FOREIGN SECURITIES. It also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses a quantitative process based on FUNDAMENTAL ANALYSIS to identify stocks of companies whose earnings have the potential to grow. When selecting investments, the management team looks at, among other things:

        o value characteristics like book value, earnings yield and cash flow to compare what the team believes to be a stock's true value to its current market value


        o growth characteristics like price momentum, earnings growth and earnings acceleration to measure a stock's potential for growth

        o  a security's potential for above-average dividend yield

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o  may offset capital gains by selling securities to realize a CAPITAL
           LOSS

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]       RISKS AND OTHER THINGS TO CONSIDER

        Nations Equity Income Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - The management team chooses stocks that it believes have the potential for dividend growth and capital appreciation. There is a risk that dividend payments and the value of these investments will not rise as high as the team expects, or will fall.

        o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.


        o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.


[GRAPHIC]       A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)


        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.


[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


        Best: 0 quarter 1900:              0%
        Worst: 0 quarter 1900:             0%
        [Year-to-date return as of 0:     0%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]        WHAT IT COSTS TO INVEST IN THE FUND

                                                                        Primary B
Fees you pay directly                                                    Shares
        Maximum sales charge (load)
        when you buy your shares                                          none
        Maximum deferred sales charge (load)
        when you sell your shares                                         none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                                                   0.00%
        Other expenses                                                    0.00%
        Total annual fund operating expenses                              0.00%
        Fee waivers and/or reimbursements                                 0.00%
        Total net expenses(1)                                             0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary B Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------


[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRATEGIC GROWTH MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHAT IS AN EMERGING GROWTH FUND?

                AN EMERGING GROWTH FUND INVESTS IN EMERGING GROWTH COMPANIES. THESE ARE TYPICALLY MEDIUM-SIZED AND SMALLER COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING, AND WHOSE SHARE PRICES ARE BELIEVED TO BE REASONABLY VALUED.


                THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

 Nations Emerging Growth Fund


[GRAPHIC]         INVESTMENT OBJECTIVE

        This Fund seeks capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


 [GRAPHIC]        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 65% of its assets in companies chosen from a universe of emerging growth companies. The Fund generally holds 75 to 130 securities, which include COMMON STOCKS, PREFERRED STOCKS and CONVERTIBLE SECURITIES like WARRANTS, RIGHTS and CONVERTIBLE DEBT.

 The Fund may invest up to 20% of its assets in FOREIGN SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in its the SAI.

 The team selects stocks using a disciplined process based on FUNDAMENTAL ANALYSIS. It starts with a universe of nearly 1,500 companies with market capitalizations of $750 million to $7 billion, and using QUANTITATIVE ANALYSIS, evaluates the companies based on the following criteria:

        o  earnings growth trends

        o  earnings momentum

        o  earnings estimate trends

        o  relative price performance

        o  valuation


 The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

        o  gaining an in-depth understanding of the company's business

        o evaluating the company's growth potential, risks and competitive strengths

        o  discussing its growth strategy with company management

        o  validating the growth strategy with external research

 The team selects a stock only when its price is attractive relative to forecasted growth.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o  may offset capital gains by selling securities to realize a CAPITAL
           LOSS

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.


[GRAPHIC]        RISKS AND OTHER THINGS TO CONSIDER

        Nations Emerging Growth Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Stocks of emerging companies also tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk if unexpected company developments lower stock prices.

        o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o FUTURES RISK - This Fund may use FUTURES, [options, forward contracts and swaps] to help manage LIQUIDITY or to hedge portfolio risk. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

        o FOREIGN INVESTMENT RISK - Although the Fund may only invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of international political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

[GRAPHIC]       A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]        WHAT IT COSTS TO INVEST IN THE FUND


                                                                      Primary B
        Fees you pay directly                                           Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary B Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------


[GRAPHIC]

                ABOUT THE SUB-ADVISER


                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRATEGIC GROWTH MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHY INVEST IN A SMALL COMPANY GROWTH FUND?


                A SMALL COMPANY GROWTH FUND INVESTS IN SMALLER COMPANIES WITH PROMISING PRODUCTS OR THAT ARE OPERATING IN A DYNAMIC FIELD. THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS GROWTH THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.

                THE PORTFOLIO MANAGEMENT TEAM LOOKS FOR COMPANIES WHOSE EARNINGS ARE GROWING QUICKLY, AND WHOSE SHARE PRICES ARE REASONABLY VALUED.

 Nations Small Company Growth Fund


[GRAPHIC]       INVESTMENT OBJECTIVE

        This Fund seeks long-term capital growth by investing primarily in equity securities.



[GRAPHIC]       PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 65% of its assets in companies with a market capitalization of $1 billion or less. The Fund usually holds 75 to 130 securities, which include COMMON STOCKS, PREFERRED STOCKS and CONVERTIBLE SECURITIES like WARRANTS, RIGHTS and CONVERTIBLE DEBT.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The team selects stocks using a disciplined process based on FUNDAMENTAL ANALYSIS. It starts with a universe of nearly 5,000 companies with market capitalizations of $1 billion or less, and using quantitative analysis, evaluates the companies based on the following criteria:

        o  earnings growth trends

        o  earnings momentum

        o  earnings estimate trends

        o  relative price performance

        o  valuation

 The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

        o  gaining an in-depth understanding of the company's business

        o evaluating the company's growth potential, risks and competitive strengths

        o  discussing its growth strategy with company management

        o  validating the growth strategy with external research

 The team selects a stock only when its valuation is attractive relative to forecasted growth.

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o  may offset capital gains by selling securities to realize a CAPITAL
           LOSS

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.


[GRAPHIC]       RISKS AND OTHER THINGS TO CONSIDER

        Nations Small Company Growth Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - The team chooses stocks that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Stocks of smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, including because they trade less frequently and in lower volumes.

        o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o FUTURES RISK - This Fund may use FUTURES to help manage LIQUIDITY or to hedge portfolio risk. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.


 [GRAPHIC]        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.


        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.



[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]        WHAT IT COSTS TO INVEST IN THE FUND

                                                                        Primary B
Fees you pay directly                                                    Shares
        Maximum sales charge (load)
        when you buy your shares                                          none
        Maximum deferred sales charge (load)
        when you sell your shares                                         none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                                                   0.00%
        Other expenses                                                    0.00%
        Total annual fund operating expenses                              0.00%
        Fee waivers and/or reimbursements                                 0.00%
        Total net expenses(1)                                             0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.


        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o  you invest $10,000 in Primary B Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHY USE A COMPUTER MODELING SYSTEM?

                THE MANAGEMENT TEAM USES A COMPUTER MODELING SYSTEM AS A KEY COMPONENT IN MANAGING THIS FUND. THE SYSTEM RANKS STOCKS BASED ON EARNINGS MOMENTUM AND VALUATION, WHICH HELPS THE TEAM CHOOSE STOCKS THAT HAVE THE POTENTIAL TO GENERATE ATTRACTIVE RETURNS.

 Nations Disciplined Equity Fund


[GRAPHIC]        INVESTMENT OBJECTIVE

        This Fund seeks growth of capital by investing in companies that are expected to produce significant increases in earnings per share.



[GRAPHIC]        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 65% of its assets in COMMON STOCKS of large and medium-sized U.S. companies. These companies typically have a market capitalization of $1 billion or more.


 The Fund may invest up to 20% of its assets in FOREIGN SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The management team uses a computer modeling system to help construct a portfolio of 40 to 60 securities diversified across industry sectors. Each security selected for investment by the Fund is in the top quartile of the securities ranked by the team's quantitative model for earnings momentum and in the top third of securities ranked by the model on a valuation basis.


 When selecting investments, the team looks for attractively priced securities with increasing earnings. It uses QUANTITATIVE ANALYSIS to:

        o identify companies with improving profit potential and increasing earnings

        o  identify companies with favorable PRICE-TO-EARNINGS RATIOS

        o identify companies with positive earnings trends. In general, these companies also tend to experience favorable trends in their stock prices

        o rank the attractiveness of EQUITY SECURITIES based on a "multi-factor" valuation model, a computer modeling system that takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth compared with its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS it distributes to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o  may offset capital gains by selling securities to realize a CAPITAL
           LOSS

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.


[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.


[GRAPHIC]        RISKS AND OTHER THINGS TO CONSIDER

        Nations Disciplined Equity Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - The team uses a quantitative approach to select investments it believes are attractively valued and whose earnings per share are likely to increase. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

        o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o FOREIGN INVESTMENT RISK - Although the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.


 [GRAPHIC]        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.


        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.


[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]        WHAT IT COSTS TO INVEST IN THE FUND

                                                                       Primary B
Fees you pay directly                                                   Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                                                  0.00%
        Other expenses                                                   0.00%
        Total annual fund operating expenses                             0.00%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.


        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary B Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S CORE GROWTH MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHAT IS A GROWTH FUND?

                GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.


     Nations Capital Growth Fund


[GRAPHIC]        INVESTMENT OBJECTIVE

        This Fund seeks growth of capital by investing in companies that are believed to have superior earnings growth potential.



[GRAPHIC]        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 65% of its assets in COMMON STOCKS of companies that have one or more of the following the characteristics:

        o  above-average earnings growth compared with the S&P 500

        o established operating histories, strong balance sheets and favorable financial performance

        o  above-average return on equity compared with the S&P 500

 The Fund may invest up to 20% of its assets in FOREIGN SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments, the management team starts with a universe of what it believes are financially strong companies. The team then identifies a group of companies with market capitalizations of more than $1 billion that it believes have strong growth potential -- around 750 companies. The team then chooses investments from this group based on intensive research, visits to companies and market conditions, seeking to identify companies:

        o  whose earnings growth is projected to be higher than average

        o that develop or apply new technologies, new and improved methods of distribution, or new services

        o  that may benefit from changing consumer demands and lifestyles


 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team:

        o  may limit the number of buy and sell transactions it makes

        o will try to sell shares that have the lowest tax burden on shareholders

        o  may offset capital gains by selling securities to realize a CAPITAL
           LOSS


 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.



[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


[GRAPHIC]        RISKS AND OTHER THINGS TO CONSIDER

        Nations Capital Growth Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - The management team chooses stocks that it believes have superior growth potential and are selling at reasonable prices, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

        o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o FOREIGN INVESTMENT RISK - Although the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.



[GRAPHIC]        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.


        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


               BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998



                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]



        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.



        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]
                ABOUT THE SUB-ADVISER

                MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS THIS FUND'S SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. MARSICO ON PAGE
                00.

[GRAPHIC]
                WHAT IS A FOCUSED FUND?

                A FOCUSED FUND CONCENTRATES ITS INVESTMENTS IN A SMALL NUMBER OF COMPANIES WITH EARNINGS THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY. THIS FUND FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

                BECAUSE A FOCUSED FUND HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS, THIS FUND CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

 Nations Marsico Focused Equities Fund

[GRAPHIC]
        INVESTMENT OBJECTIVE

        This Fund seeks long-term growth of capital.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 65% of its assets in COMMON STOCKS of large companies. The Fund, which is NON-DIVERSIFIED, generally holds a core position of 20 to 30 of common stocks.

 The Fund may invest up to 25% of its assets in FOREIGN SECURITIES. The Fund may also up to 10% of its assets in other kinds of securities, which are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

  o Products, markets or technologies in flux that can result in extraordinary growth

  o Strong brand franchises that can take advantage of a changing global environment

  o Global reach that can allow the Fund to take advantage of a broader range of investment opportunities. Not limiting itself to the markets of a single country can also help the Fund reduce risk.

  o They are moving with, not against, the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]
                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO, SEE HOW THE FUNDS ARE MANAGED.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Marsico Focused Equities Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it may hold fewer securities than other kinds of equity funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. The value of this Fund will tend to have greater price swings than the value of more diversified equity funds. There also is a risk that the value of the Fund's investments will not rise as high as Marsico Capital expects, or will fall. The Fund may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FOREIGN INVESTMENT RISK - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes may apply to some foreign investments.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]
                ABOUT THE SUB-ADVISER

                MARSICO CAPITAL IS THIS FUND'S SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. MARSICO ON PAGE
                00.

[GRAPHIC]

                WHY INVEST IN A GROWTH AND INCOME FUND?

                GROWTH AND INCOME FUNDS CAN INVEST IN A MIX OF EQUITY AND FIXED INCOME SECURITIES. THIS CAN HELP REDUCE VOLATILITY AND PROVIDES THE FUND WITH THE FLEXIBILITY TO SHIFT AMONG SECURITIES THAT OFFER THE POTENTIAL FOR HIGHER RETURNS.

                WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER SECURITIES THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

 Nations Marsico Growth & Income Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks long-term growth of capital with a limited emphasis on income.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests up to 75% of its assets in EQUITY SECURITIES that are believed to have significant growth potential and at least 25% of its assets in equity and FIXED INCOME SECURITIES that are believed to have income potential. The Fund generally holds 35 to 50 securities and emphasizes large-capitalization COMMON STOCKS.

 Marsico Capital may shift assets between growth and income securities based on its analysis of market, financial and economic conditions. It will emphasize growth securities if it believes they will provide better returns than the yields available or expected on income-producing securities. If Marsico Capital believes it appropriate to do so, it may also reduce investments in growth securities to 25% of the Fund's assets.

 Since income is a part of the Fund's investment objective, Marsico Capital may consider a company's anticipated dividends when selecting equity securities. The Fund is not, however, designed to produce a consistent level of income. It may also find opportunities for capital growth from fixed income securities because of expected changes in interest rates, credit rating, currency exchange rates or other factors.

 The Fund may hold up to 25% of its assets in FOREIGN SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

  o Products, markets or technologies in flux that can result in extraordinary growth

  o Strong brand franchises that can take advantage of a changing global environment

  o Global reach that can allow the Fund to take advantage of a broader range of investment opportunities. Not limiting itself to the markets of a single country can also help the Fund reduce risk.

  o They are moving with, not against, the major social, economic and cultural shifts taking place in the world

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Marsico Growth & Income Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Marsico Capital uses an investment strategy that tries to identify equities with growth or income potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise and to rise when interest rates fall. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o FOREIGN INVESTMENT RISK - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO, SEE HOW THE FUNDS ARE MANAGED.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998



                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER" FUND. FEEDER FUNDS INVEST ALL OF THEIR ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER FUND" OR "MASTER PORTFOLIO."

                BAAI IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND CHICAGO EQUITY PARTNERS CORPORATION (CHICAGO EQUITY) IS ITS SUB-ADVISER. CHICAGO EQUITY'S EQUITY MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT CHICAGO EQUITY ON PAGE 00.

[GRAPHIC]
                WHAT IS A BLUE CHIP FUND?

                BLUE CHIP FUNDS ARE GENERALLY CONSIDERED TO BE A MORE CONSERVATIVE EQUITY INVESTMENT BECAUSE BLUE CHIP COMPANIES TEND TO BE LESS VOLATILE THAN OTHER KINDS OF COMPANIES.

 Nations Blue Chip Fund

[GRAPHIC]


        INVESTMENT OBJECTIVE

        This Fund seeks to achieve long-term capital appreciation through investments in blue chip stocks.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund invests all of its assets in Nations Blue Chip Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio normally invests at least 65% of its assets in blue chip stocks. These are stocks of well established, nationally known companies that have a long record of profitability and a reputation for quality management, products and services.

 The Master Portfolio primarily invests in blue chip stocks that are included in the S&P 500, but may invest up to 15% of its assets in stocks that are not included in the index. It usually holds approximately 100 stocks.

 The Master Portfolio may also invest 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team uses QUANTITATIVE ANALYSIS to build a portfolio that matches the industry, sector, style and capitalization characteristics of the S&P 500. The team will vary the Portfolio's holdings to try to provide higher returns than the S&P 500 while maintaining a level of risk similar to that of the index.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Blue Chip Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The Master Portfolio uses quantitative analysis to select blue chip stocks that are believed to have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as expected, or will fall.

     o STOCK MARKET RISK - The value of the stocks the Master Portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

     o INVESTING IN THE MASTER PORTFOLIO - Other mutual funds and investors can buy shares in the Master Portfolio. For example, the World Horizon U.S. Equity Fund, which is also managed by BAAI or its affiliates, invests all of its assets in the Master Portfolio.

       All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other investors in the Master Portfolio will have different shares prices and returns than the Fund because they all have different sales charges, and ongoing administrative and other expenses.

       The Fund can withdraw its entire investment from the Master Portfolio if the Board of Trustees of Nations Institutional Reserves believes it's in the best interest of the Fund to do so. It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid. The Fund might also have to pay brokerage, tax or other charges.

[GRAPHIC]
        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)(1)

        Management fees                          0.00%
        Service fees                             0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(2)                    0.00%

      (1)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE INTERNATIONAL FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                BRANDES INVESTMENT PARTNERS, L.P. (BRANDES) IS THIS FUND'S SUB-ADVISER. BRANDES' [LARGE CAP INVESTMENT COMMITTEE] MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT BRANDES ON PAGE 00.

[GRAPHIC]

                WHAT IS THE GRAHAM AND DODD
                APPROACH TO INVESTING?

                BENJAMIN GRAHAM IS WIDELY REGARDED AS THE FOUNDER OF THIS CLASSIC VALUE APPROACH TO INVESTING AND A PIONEER IN MODERN SECURITY ANALYSIS. IN HIS 1934 BOOK, SECURITY ANALYSIS, CO-WRITTEN BY DAVID DODD, GRAHAM INTRODUCED THE IDEA THAT STOCKS SHOULD BE CHOSEN BY IDENTIFYING THE "TRUE" LONG-
                TERM -- OR INTRINSIC -- VALUE OF A COMPANY BASED ON MEASURABLE DATA.

                THE TEAM FOLLOWS THIS APPROACH, LOOKING AT EACH STOCK AS THOUGH IT'S A BUSINESS THAT'S FOR SALE. BY BUYING STOCKS AT WHAT IT BELIEVES ARE FAVORABLE PRICES, THE FUND LOOKS FOR THE POTENTIAL FOR GROWTH OVER THE BUSINESS CYCLE.

 Nations International Value Fund
[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers, including emerging markets countries.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 65% of its assets in foreign companies anywhere in the world that have a market capitalization of more than $1 billion at the time of investment. The Fund typically invests in at least three countries other than the United States at any one time.

 Securities the Fund invests in are principally COMMON STOCKS, PREFERRED STOCKS, CONVERTIBLE SECURITIES, shares of closed-end investment companies, and DEPOSITARY RECEIPTS.

 It may also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team uses the "Graham and Dodd" value approach to selecting securities and managing the Fund. The team invests in a company when its current price appears to be below its true long-term -- or intrinsic -- value.

 The team uses FUNDAMENTAL ANALYSIS to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

 The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

[GRAPHIC]

                LIMITS ON INVESTMENTS

                TO HELP MANAGE RISK, THE FUND PUTS LIMITS ON ITS INVESTMENTS. THESE LIMITS APPLY AT THE TIME AN INVESTMENT IS MADE:

                o THE FUND WILL NORMALLY INVEST NO MORE THAN 5% OF ITS ASSETS IN
                  A SINGLE SECURITY.

                o IT MAY NOT INVEST MORE THAN:

                  o 20% OF ITS ASSETS IN A SINGLE COUNTRY OR INDUSTRY, OR, IF
                    HIGHER,

                  o 150% OF THE WEIGHTING OF A SINGLE COUNTRY OR INDUSTRY IN THE
                    MSCI EAFE INDEX (TO A MAXIMUM OF 25% OF ITS ASSETS IN A SINGLE INDUSTRY, OTHER THAN U.S. GOVERNMENT SECURITIES).

                o IT GENERALLY MAY NOT INVEST MORE THAN 20% OF ITS ASSETS IN
                  EMERGING MARKETS OR DEVELOPING COUNTRIES.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations International Value Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The management team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the manager expects, or will fall.

     o FOREIGN INVESTMENT RISK - Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.The bar chart shows you the performance of the Fund's Primary B Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

     o FUTURES RISK - This Fund may use FUTURES CONTRACTS to convert currencies and to hedge against changes in foreign currency exchange rates. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER INTERNATIONAL FUNDS MANAGED BY BRANDES, SEE HOW THE FUNDS ARE MANAGED.

[GRAPHIC]
                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  MSCI EAFE Index      0.00%        0.00%       0.00%

        The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index) is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

[GRAPHIC]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge
        (load) when you sell your shares            none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE INTERNATIONAL FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]

                ABOUT THE SUB-ADVISERS

                THIS IS A "MULTIPLE MANAGER" FUND, WHICH MEANS THAT IT'S MANAGED BY MORE THAN ONE SUB-ADVISER. GARTMORE GLOBAL PARTNERS (GARTMORE), INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC. (INVESCO) AND PUTNAM INVESTMENT MANAGEMENT INC. (PUTNAM) EACH MANAGE APPROXIMATELY ONE-THIRD OF THE ASSETS OF THE FUND. FIVE PORTFOLIO MANAGERS FROM GARTMORE, INVESCO'S INTERNATIONAL EQUITY PORTFOLIO MANAGEMENT TEAM AND PUTNAM'S CORE INTERNATIONAL EQUITY GROUP MAKE THE DAY-TO-DAY INVESTMENT DECISIONS FOR THEIR PORTION OF THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT GARTMORE, INVESCO AND PUTNAM ON PAGE 00.

[GRAPHIC]

                WHY INVEST IN AN INTERNATIONAL EQUITY FUND?

                INTERNATIONAL EQUITY FUNDS INVEST IN A DIVERSIFIED PORTFOLIO OF COMPANIES LOCATED IN MARKETS THROUGHOUT THE WORLD. THESE COMPANIES CAN OFFER INVESTMENT OPPORTUNITIES THAT ARE NOT AVAILABLE IN THE U.S.

                INVESTING INTERNATIONALLY CAN ALSO HELP REDUCE THE RISKS ASSOCIATED WITH A PORTFOLIO OF PURELY DOMESTIC INVESTMENTS, BECAUSE FOREIGN ECONOMIES CAN HAVE DIFFERENT MARKET CYCLES, AND ARE AFFECTED BY DIFFERENT FACTORS THAN THE U.S. ECONOMY. HOWEVER, INVESTING INTERNATIONALLY ALSO INVOLVES SPECIAL RISKS NOT ASSOCIATED WITH INVESTING IN THE U.S. STOCK MARKET.

 Nations International Equity Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks long-term capital growth by investing primarily in EQUITY SECURITIES of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 65% of its assets in established companies located in at least three countries other than the United States. The portfolio managers select countries, including emerging market or developing countries, and companies they believe have the potential for growth.

 Securities the Fund invests in are principally COMMON STOCKS, but the Fund may also invest in equity interests in foreign investment funds or trusts, real estate investment trust securities and DEPOSITARY RECEIPTS.

 The Fund may invest up to 35% of its assets in CONVERTIBLE SECURITIES, PREFERRED STOCKS, bonds, notes, and other FIXED INCOME SECURITIES, including Eurodollar and foreign government securities. The Fund also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 This Fund is a "multiple manager" fund. It has three Fund managers, and each is responsible for managing approximately one-third of the Fund's assets. The managers all have different, but complementary, investment styles:

  o Gartmore combines "top down," regional allocation with a stock selection process that focuses on investing in securities when growth is likely to be higher, or sustained longer, than other investors expect

  o Invesco uses a "bottom up" approach, focusing exclusively on stock selection, and looking for long-term growth

  o Putnam is a "core manager," focusing on stable, long-term investments, rather than growth or value stocks. It combines "bottom up" stock selection with "top down" country allocation

 This strategy is based on the belief that having multiple managers may result in better performance and more stable returns over time.

 The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations International Equity Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The portfolio managers choose stocks they believe have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as expected, or will fall. There is also a risk that the Fund's multiple manager strategy may not result in better performance or more stable returns.

     o FOREIGN INVESTMENT RISK - Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use FUTURES CONTRACTS to convert currencies and to hedge against changes in foreign currency exchange rates. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

     o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]
                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  MSCI EAFE Index      0.00%        0.00%       0.00%

        The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index) is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE INTERNATIONAL FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                GARTMORE IS THIS FUND'S SUB-ADVISER. BRIAN O'NEILL, THE PRINCIPAL SENIOR INVESTMENT MANAGER OF THE GARTMORE GLOBAL PORTFOLIO TEAM, MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT GARTMORE ON PAGE 00.

[GRAPHIC]

                WHAT IS AN INTERNATIONAL
                GROWTH FUND?

                INTERNATIONAL GROWTH FUNDS INVEST IN COMPANIES AROUND THE WORLD THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN STRONG INDUSTRY SECTORS.

                THE PORTFOLIO MANAGEMENT TEAM LOOKS FOR COMPANIES WITH EARNINGS GROWTH THAT IS EXPECTED TO BE HIGHER THAN OTHER INVESTORS BELIEVE, AND THEN SELLS THESE INVESTMENTS WHEN GROWTH MAY BE LOWER THAN OTHERS EXPECT.

                THE TEAM BASES ITS STRATEGY ON THE BELIEF THAT SUPERIOR EARNINGS GROWTH IS GENERALLY DIFFICULT TO SUSTAIN FOR MORE THAN THREE YEARS.

     Nations International Growth Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks long-term capital growth by investing primarily in EQUITY SECURITIES of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 65% of its assets in foreign companies listed on major exchanges in Europe and the Pacific Basin. These companies can be of any size. Securities the Fund invests in include COMMON STOCKS, PREFERRED STOCKS and CONVERTIBLE SECURITIES, such as WARRANTS, RIGHTS and CONVERTIBLE DEBT.

 The Fund may invest up to 35% of its assets in securities of issuers located in developing countries in the Asia-Pacific region, Africa, Latin America and Eastern Europe. It may also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund will generally hold 50 to 80 securities invested in approximately 10 industry sectors within 15 to 20 stock markets.

 The portfolio manager uses a "bottom-up" approach to selecting securities, looking for companies with:

  o high quality and sustainable earnings

  o high growth potential over a two-year investment horizon

  o quality management teams

  o the ability to finance growth internally

  o strong financial results


 The manager follows general guidelines for selling securities and may sell stocks if:

  o their price target has changed

  o a fundamental change has affected the company's prospects

  o the manager changes the portfolio's country allocation

  o the manager changes allocations to individual countries based on his review of stock markets and economies

 Throughout the investment process, the manager balances the fund's emphasis on growth companies with a sensitivity to securities prices.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]


                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations International Growth Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The manager chooses stocks believed to have the potential for high growth. There is a risk that the value of these investments will not rise as high as the manager expects, or will fall.

     o FOREIGN INVESTMENT RISK - Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  MSCI EAFE Index      0.00%        0.00%       0.00%

        The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index) is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE INTERNATIONAL FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]

                ABOUT THE SUB-ADVISER

                GARTMORE IS THIS FUND'S SUB-ADVISER. PHILIP EHRMANN, THE HEAD OF THE GARTMORE EMERGING MARKETS TEAM, MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT GARTMORE ON PAGE 00.

[GRAPHIC]

                WHAT'S AN EMERGING MARKET?

                THIS FUND CONSIDERS A COUNTRY TO
                BE AN EMERGING MARKET IF:

     o THE INTERNATIONAL FINANCE CORPORATION HAS DEFINED IT AS AN EMERGING
       MARKET

     o IT HAS A LOW-TO-MIDDLE INCOME ECONOMY ACCORDING TO THE WORLD BANK, OR

     o IT'S LISTED AS DEVELOPING IN WORLD BANK PUBLICATIONS.


                THERE ARE OVER 25 COUNTRIES THAT CURRENTLY MEET THESE CRITERIA, INCLUDING ARGENTINA, BRAZIL, CHILE, CHINA, THE CZECH REPUBLIC, COLOMBIA, ECUADOR, GREECE, HONG KONG, INDONESIA, INDIA, MALAYSIA, MEXICO, THE PHILIPPINES, POLAND, PORTUGAL, PERU, RUSSIA, SINGAPORE, SOUTH AFRICA, THAILAND, TAIWAN AND TURKEY.

 Nations Emerging Markets Fund


[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East and India.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 65% of its assets in companies in emerging markets or developing countries. The Fund intends to invest in securities of companies in at least three of these countries at any one time.

 The Fund normally invests in COMMON STOCKS, PREFERRED STOCKS, CONVERTIBLE SECURITIES, equity interests in foreign investment funds or trusts, and DEPOSITARY RECEIPTS. The Fund may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio manager looks for emerging markets that have the potential for strong economic growth, and tries to avoid emerging markets that might be politically or economically risky.

 The manager starts with approximately 800 companies in the most promising markets, and

  o uses fundamental research to select 80 to 100 stocks in 15 or more countries, looking at earnings growth, financial resources, marketability, and other factors

  o may visit companies to confirm the corporate and industry factors that led to a stock's selection as a potential investment

  o regularly reviews the Fund's investments to determine whether companies are meeting expected return targets and whether their fundamental financial health has changed.

 The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Emerging Markets Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The manager invests in securities of companies in emerging markets, which have high growth potential, but can be more volatile than securities in more developed markets. There is a risk that the value of these investments will not rise as high as the manager expects, or will fall.

     o FOREIGN INVESTMENT RISK - Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use FUTURES CONTRACTS to convert currencies and to hedge against changes in foreign currency exchange rates. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  MSCI EAFE Index      0.00%        0.00%       0.00%

        The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index) is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE INDEX FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHAT IS AN INDEX FUND?

                INDEX FUNDS USE A "PASSIVE" OR "INDEXING" INVESTMENT APPROACH, WHICH ATTEMPTS TO DUPLICATE THE PERFORMANCE OF A SPECIFIC MARKET INDEX.

                CORRELATION MEASURES HOW CLOSELY A FUND'S RETURNS MATCH THOSE OF AN INDEX. A PERFECT CORRELATION OF 1.0 MEANS THAT THE NET ASSET VALUE OF THE FUND, INCLUDING THE VALUE OF ITS INCOME AND CAPITAL GAINS DISTRIBUTIONS, INCREASES OR DECREASES IN EXACT PROPORTION TO CHANGES IN THE INDEX.

 Nations Equity Index Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 80% of its assets in COMMON STOCKS that are included in the S&P 500. The S&P 500 is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 Different common stocks have different weightings in the S&P 500, depending on the amount of stock outstanding and the stock's current price. In trying to match the performance of the S&P 500, the management team will try to allocate the Fund's portfolio among common stocks in the approximately the same weightings as the S&P 500, beginning with the most heavily weighted stocks that make up a larger portion of the value of the S&P 500. The Fund may buy shares of Bank of America Corporation, which is currently included in the S&P 500, subject to applicable law and SEC guidance.

 The team generally will try to match the composition of the S&P 500 as closely as possible. The team starts with the stocks that make up a larger portion of the value of the S&P 500. It may not always invest in stocks that make up the smaller percentages because it may be more difficult and costly to make relatively small transactions. The team may remove a stock from the Fund's holdings or not invest in a stock if it believes that the stock is not liquid enough, or for other reasons. The team can substitute stocks that are not included in the S&P 500, if it believes these stocks will have similar price movements to the stocks they're replacing.

 The Fund tries to achieve a correlation of 0.95 with the S&P 500 on an annual basis (before fees and expenses). The Fund's ability to track the S&P 500 is affected by transaction costs and other expenses, changes in the composition of the S&P 500, changes in the number of shares issued by the companies represented in the S&P 500, and by the timing and amount of shareholder purchases and redemptions, among other things.

 The Fund may buy stock index futures and financial futures as substitutes for the underlying securities in the S&P 500. The Fund may hold cash, cash equivalents and U.S. GOVERNMENT OBLIGATIONS.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

 Equity mutual funds, like other investors in equity securities, incur transaction costs, such as brokerage costs, when they buy and sell securities. The management team tries to minimize these costs for the Fund by using program trades and CROSSING NETWORKS.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Equity Index Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund tries to match the returns of the S&P 500, and is not actively managed. The value of the Fund will rise and fall with the performance of the S&P 500.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use FUTURE CONTRACTS as a substitute for the securities included in the index. There is always a risk that this could result in losses, reduce returns and increase transaction costs.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]
                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE INDEX FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]
                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHAT IS A MANAGED INDEX FUND?

                A MANAGED INDEX FUND COMBINES THE BENEFITS OF TRADITIONAL INDEX FUNDS -- RELATIVELY LOW COSTS AND LOW PORTFOLIO
                TURNOVER -- WITH ACTIVE MANAGEMENT.

                WITH A MANAGED INDEX FUND, THE PORTFOLIO MANAGER STARTS WITH THE STOCKS OF A SPECIFIC MARKET INDEX -- IN THIS CASE, THE S&P 500 -- AND THEN TRIES TO ACHIEVE HIGHER RETURNS THAN THE INDEX BY EMPHASIZING STOCKS IN THE INDEX THAT ARE EXPECTED TO GENERATE THE HIGHEST RETURNS.

                THERE IS NO ASSURANCE THAT ACTIVE MANAGEMENT WILL RESULT IN A HIGHER RETURN THAN THE INDEX.

 Nations Managed Index Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index(S&P 500).

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P 500. The S&P 500 is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P 500. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500 while reducing the risk of underperforming the index over time. The Fund usually holds 300 to 400 of the stocks included in the index. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. The team uses QUANTITATIVE ANALYSIS to:

  o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth when comparing a stock with others in the same industry.

  o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

     The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called CROSSING NETWORKS that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team may:

  o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate.

  o may offset capital gains by selling securities to realize a CAPITAL LOSS. This will reduce capital gains distributions.

  o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Managed Index Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team chooses stocks that it believes have the potential for higher growth than the S&P 500. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use FUTURES CONTRACTS periodically to manage LIQUIDITY. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER INDEX FUNDS MANAGED BY TRADESTREET, SEE HOW THE FUNDS ARE MANAGED.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE INDEX FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHAT IS THE S&P SMALLCAP 600?

                THE S&P SMALLCAP 600 IS DESIGNED TO BE A BENCHMARK OF THE PERFORMANCE OF SMALL CAPITALIZATION STOCKS. IT INCLUDES 600 U.S. STOCKS CHOSEN BY S&P BASED ON MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP.

 Nations Managed SmallCap Index Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Composite Stock Price Index (S&P SMALLCAP 600).

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 80% of its assets in COMMON STOCKS that are included in the S&P SmallCap 600. The S&P SmallCap 600 is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P SmallCap 600. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P SmallCap 600 while reducing the risk of under-performing the index over time. The Fund usually holds 400 to 500 of the stocks included in the index. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P SmallCap 600. It uses QUANTITATIVE ANALYSIS to:

  o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

  o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

     The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called CROSSING NETWORKS that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

 The management team uses various strategies, consistent with the Funds investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team may:

  o try to shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

  o may offset capital gains by selling securities to realize a CAPITAL LOSS. This will reduce capital gains distributions

  o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Managed SmallCap Index Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team chooses stocks that it believes have the potential for higher growth than the S&P SmallCap 600. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, for example, because they trade less frequently and in lower volumes.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use FUTURES CONTRACTS to manage LIQUIDITY . There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER INDEX FUNDS MANAGED BY TRADESTREET, SEE HOW THE FUNDS ARE MANAGED.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                               1 year      5 years     10 years
  Primary B Shares           0.00%        0.00%       0.00%
  S&P SmallCap 600           0.00%        0.00%       0.00%

        The S&P SmallCap 600 (Standard & Poor's SmallCap 600) Index is an index of 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group. The S&P SmallCap 600 is designed to be a benchmark of the performance of small capitalization stocks.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE INDEX FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHAT IS THE BARRA INDEX?

                THE BARRA INDEX IS DESIGNED TO BE A BENCHMARK OF THE PERFORMANCE OF VALUE STOCKS. IT INCLUDES APPROXIMATELY 340 COMMON STOCKS FROM THE S&P 500 THAT HAVE LOW PRICE-TO-BOOK RATIOS. THESE STOCKS GENERALLY TEND TO HAVE HIGHER YIELDS AND LESS VOLATILITY THAN OTHER STOCKS INCLUDED IN THE S&P 500.

 Nations Managed Value Index Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P 500 Index/ BARRA Value Index (the BARRA INDEX).

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 80% of its assets in COMMON STOCKS that are included in the BARRA Index.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the BARRA Index. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the BARRA Index while reducing the risk of underperforming the index over time. The Fund usually holds 100 to 200 stocks.

 The Fund may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. It uses QUANTITATIVE ANALYSIS to:

  o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

  o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

     The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called CROSSING NETWORKS that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

 The management team uses various strategies, consistent with the Fund's objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team may:

  o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

  o may offset capital gains by selling securities to realize a CAPITAL LOSS. This will reduce capital gains distributions

  o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Managed Value Index Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team chooses stocks that it believes have the potential for higher growth than the BARRA Index. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use FUTURES CONTRACTS to manage LIQUIDITY. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  BARRA Index          0.00%        0.00%       0.00%

        The BARRA Index includes approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE INDEX FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHAT IS THE BARRA SMALLCAP INDEX?

                THE BARRA SMALLCAP INDEX IS DESIGNED TO BE A BENCHMARK OF THE PERFORMANCE OF VALUE STOCKS OF SMALL CAPITALIZATION COMPANIES. THE INDEX INCLUDES APPROXIMATELY 375 COMMON STOCKS FROM THE S&P SMALLCAP 600 THAT HAVE LOW PRICE-TO-BOOK RATIOS. THESE STOCKS GENERALLY TEND TO HAVE HIGHER YIELDS AND LESS VOLATILITY THAN OTHER STOCKS INCLUDED IN THE S&P SMALLCAP 600.

 Nations Managed SmallCap Value Index Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P SmallCap 600 Index/BARRA Value Index (the BARRA SMALLCAP INDEX).

[GRAPHIC]

        INVESTMENT STRATEGIES

        The Fund normally invests at least 80% of its assets in COMMON STOCKS that are included in the BARRA SMALLCAP INDEX.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the BARRA SmallCap Index. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the BARRA SmallCap Index while reducing the risk of underperforming the index over time. The Fund usually holds 200 to 300 stocks.

 The Fund may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. It uses QUANTITATIVE ANALYSIS to:

  o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

  o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

     The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called "crossing networks" that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team may:

  o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

  o may offset capital gains by selling securities to realize a CAPITAL LOSS. This will reduce capital gains distributions

  o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Managed SmallCap Value Index Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team chooses stocks that it believes have the potential for higher growth than the BARRA SmallCap Index. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, including because they trade less frequently and in lower volumes.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use FUTURES CONTRACTS to manage LIQUIDITY. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                         1 year      5 years     10 years
        Primary B Shares               0.00%        0.00%       0.00%
        BARRA SmallCap Value Index     0.00%        0.00%       0.00%

        The BARRA SmallCap Index includes approximately 375 common stocks from the S&P SmallCap 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P SmallCap 600.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE BALANCED FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S VALUE MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                WHAT IS A BALANCED FUND?

                A BALANCED FUND INVESTS IN A MIX OF EQUITY AND FIXED INCOME SECURITIES, AND MONEY MARKET INSTRUMENTS.

                EACH OF THESE "ASSET CLASSES" HAS DIFFERENT RISK/RETURN CHARACTERISTICS. COMBINING THEM IN ONE FUND CAN HELP REDUCE RISK AND INCREASE RETURNS BECAUSE AT LEAST ONE ASSET CLASS SHOULD HAVE THE POTENTIAL TO BE A STRONGER PERFORMER REGARDLESS OF MARKET CONDITIONS.

                BALANCED FUNDS LIKE THIS ONE CAN PROVIDE A DIVERSIFIED ASSET MIX FOR YOU IN A SINGLE INVESTMENT.

 Nations Balanced Assets Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks total return by investing in equity and fixed income securities.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund invests in a mix of EQUITY and FIXED INCOME SECURITIES, and MONEY MARKET INSTRUMENTS.

 Equity securities the Fund invests in are primarily COMMON STOCK of seasoned companies believed to be financially strong.

 Fixed income securities normally make up at least 25% of the Fund's assets. Fixed income securities the Fund invests in are primarily bonds, notes and MORTGAGE-BACKED and ASSET-BACKED SECURITIES issued by U.S. companies and government entities.

 Money market instruments the Fund invests in are primarily CASH EQUIVALENTS.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses asset allocation as its principal investment approach. The team allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class. The team evaluates:

  o current economic and financial market conditions in the U.S. and abroad

  o current interest rate trends

  o earnings and dividend prospects for common stocks

  o the overall stability of financial markets

 The team may change the Fund's asset allocation to try to increase returns and reduce risk.

     The team selects individual investments using the following process:

  o For the equity portion of the Fund, the team uses fundamental research and valuation analysis.

  o For the fixed income portion of the Fund, the team selects securities rated INVESTMENT GRADE at the time of investment. The team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

  o For the money market portion of the Fund, the team chooses high-quality securities primarily to provide LIQUIDITY.

 The management team may use various tax strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team:

  o may limit the number of buy and sell transactions it makes

  o will try to sell shares that have the lowest tax burden on shareholders

  o may offset capital gains by selling securities to realize a CAPITAL LOSS

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Balanced Assets Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                          1 year      5 years     10 years
        Primary B Shares                0.00%        0.00%       0.00%
        S&P 500                         0.00%        0.00%       0.00%
        Lehman Aggregate Bond Index     0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

        The Lehman Aggregate Bond Index is an index of fixed income securities issued by the U.S. government and its agencies, and by corporations.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE BALANCED FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISERS

                THIS FUND IS MANAGED BY TWO SUB-ADVISERS: TRADESTREET AND CHICAGO EQUITY. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE ASSET ALLOCATION DECISIONS FOR THE FUND, AS WELL AS THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FIXED INCOME AND MONEY MARKET PORTIONS. CHICAGO EQUITY'S EQUITY MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE EQUITY PORTION OF THE FUND.

[GRAPHIC]
                YOU'LL FIND MORE ABOUT TRADESTREET AND CHICAGO EQUITY, STARTING ON PAGE 00.

[GRAPHIC]

                WHAT IS AN ASSET
                ALLOCATION FUND?

                THIS ASSET ALLOCATION FUND INVESTS IN A MIX OF EQUITY AND FIXED INCOME SECURITIES, AND CASH EQUIVALENTS.

                EACH OF THESE "ASSET CLASSES" HAS DIFFERENT RISK/RETURN CHARACTERISTICS. THE PORTFOLIO MANAGEMENT TEAM CHANGES THE MIX BASED ON ITS ASSESSMENT OF THE EXPECTED RISKS AND RETURNS OF EACH CLASS.

                ASSET ALLOCATION FUNDS LIKE THIS ONE CAN PROVIDE A DIVERSIFIED ASSET MIX FOR YOU IN A SINGLE INVESTMENT.

 Nations Asset Allocation Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund invests in a mix of EQUITY and FIXED INCOME SECURITIES, and CASH EQUIVALENTS.

 Equity securities the Fund invests in are primarily COMMON STOCK of blue chip companies. These companies are well established, nationally known companies that have a long record of profitability and a reputation for quality management, products and services.

 Fixed income securities the Fund invests in are primarily investment grade bonds and notes. The Fund normally invests at least 25% of its assets in SENIOR SECURITIES. The Fund may also invest up to 35% of its assets in MORTGAGE-BACKED and ASSET-BACKED SECURITIES.

     The Fund may invest up to 25% of its assets in FOREIGN SECURITIES.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team uses asset allocation as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

 For the equity portion of the Fund, the portfolio management team uses QUANTITATIVE ANALYSIS to build a portfolio that matches the industry, sector, style and capitalization characteristics of the S&P 500. The team will vary these holdings to try to provide higher returns than the S&P 500 while maintaining a level of risk similar to that of the index.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Asset Allocation Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods. There is a risk that the value of the blue chip stocks the Fund holds will not rise as high as the team expects, or will fall.

     o FOREIGN INVESTMENT RISK - Although the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

     o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                         1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  [benchmark]          0.00%        0.00%       0.00%

        [benchmark description]


[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                CORPORATE FIXED INCOME SECURITIES

                THIS FUND FOCUSES ON FIXED INCOME SECURITIES THAT ARE ISSUED BY CORPORATIONS. CORPORATE FIXED INCOME SECURITIES HAVE THE POTENTIAL TO PAY HIGHER INCOME THAN U.S. TREASURY SECURITIES WITH SIMILAR MATURITIES, BUT THEY ALSO TEND TO BE MORE SENSITIVE TO CHANGES IN INTEREST RATES.

 Nations Short-Term Income Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks high current income consistent with minimal fluctuations of principal.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 65% of its total assets in INVESTMENT GRADE FIXED INCOME SECURITIES. The portfolio management team may choose unrated securities if it believes they are of similar quality to rated securities at the time of investment. The Fund may invest in:

     o corporate DEBT SECURITIES, including bonds, notes and debentures

     o MORTGAGE-RELATED SECURITIES issued by governments

     o ASSET-BACKED SECURITIES

     o U.S. GOVERNMENT OBLIGATIONS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be five years or less, and its duration will be 3 years or less.

     When selecting individual investments, the portfolio management team:

  o looks at a fixed income security's potential to generate both income and price appreciation

  o allocates assets among U.S. government securities, including securities issued by government agencies, mortgage-backed securities and U.S Treasury securities; asset-backed securities and corporate securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Short-Term Income Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments the portfolio management team chooses will not rise as high as the teams expects, or will fall.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                    1 year      5 years     10 years
        Primary B Shares                          0.00%        0.00%       0.00%
        Merrill Lynch 1-3 Year Treasury Index     0.00%        0.00%       0.00%

        The Merrill Lynch 1-3 Year Treasury Index is an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)
  0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]
                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                U.S. GOVERNMENT SECURITIES

                THIS FUND INVESTS ALMOST ALL OF ITS ASSETS IN SECURITIES THAT ARE EITHER ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES. THIS MEANS THE FUND'S VALUE TENDS TO CHANGE LESS WHEN INTEREST RATES CHANGE, BUT IT COULD EARN LESS INCOME THAN FUNDS THAT INVEST IN OTHER KINDS OF FIXED INCOME SECURITIES.

 Nations Short-Intermediate Government Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks high current income consistent with modest fluctuation of principal.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund invests almost all of its assets in U.S. GOVERNMENT OBLIGATIONS and REPURCHASE AGREEMENTS relating to these obligations. It may invest in MORTGAGE-RELATED SECURITIES issued by governments or corporations.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be five years or less, and its DURATION will be four years or less.

     When selecting individual investments, the portfolio management team:

  o looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation

  o allocates assets primarily among U.S. government securities, including securities issued by government agencies, mortgage-backed securities and U.S Treasury securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

  o selects securities using structure analysis, which evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Short-Intermediate Government Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o DERIVATIVES RISK - This Fund may invest in derivatives. There is always a risk that these investments could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                        1 year      5 years     10 years
        Primary B Shares                              0.00%        0.00%       0.00%
        Lehman Intermediate Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Intermediate Government Bond Index is an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                MORTGAGE-BACKED SECURITIES

                THIS FUND INVESTS PRIMARILY IN U.S. GOVERNMENT OBLIGATIONS, BUT PART OF ITS INVESTMENT STRATEGY IS TO INVEST IN MORTGAGE-BACKED SECURITIES. MORTGAGE-BACKED SECURITIES TEND TO PAY HIGHER INCOME THAN U.S. TREASURY BONDS AND OTHER GOVERNMENT-BACKED BONDS WITH SIMILAR MATURITIES, BUT ALSO HAVE SPECIFIC RISKS ASSOCIATED WITH THEM. THEY PAY A MONTHLY INCOME THAT INCLUDES INTEREST AS WELL AS A PORTION OF THE PRINCIPAL ON THE UNDERLYING MORTGAGES.

 Nations Government Securities Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks high current income consistent with moderate fluctuation of principal.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund invests at least 65% of its assets in intermediate-term U.S. GOVERNMENT OBLIGATIONS. It may invest in:

  o MORTGAGE-RELATED SECURITIES issued by governments or corporations

  o ASSET-BACKED SECURITIES or MUNICIPAL SECURITIES rated INVESTMENT GRADE at the time of investment, or unrated if the portfolio management team believes they are of comparable quality to rated securities at the time of investment.

  o corporate DEBT SECURITIES, including bonds, notes and debentures rated investment grade at the time of investment, or unrated it the portfolio management team believes they are of comparable quality to rated securities at the time of investment

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between five and 30 years.

     When selecting individual investments, the portfolio management team:

  o looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation

  o allocates assets primarily among U.S. government securities, including securities issued by government agencies, MORTGAGE-BACKED SECURITIES and U.S Treasury securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

  o selects securities using structure analysis, which evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Government Securities Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o DERIVATIVES RISK - This Fund may invest in derivatives. There is always a risk that these investments could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                        1 year      5 years     10 years
        Primary B Shares                              0.00%        0.00%       0.00%
        Lehman Intermediate Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Intermediate Treasury Index is an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                MORE INVESTMENT OPPORTUNITIES

                THIS FUND CAN INVEST IN A WIDE RANGE OF FIXED INCOME SECURITIES AS LONG AS THEY'RE INVESTMENT GRADE. THIS ALLOWS THE PORTFOLIO MANAGEMENT TEAM TO FOCUS ON SECURITIES THAT OFFER THE POTENTIAL FOR HIGHER RETURNS. FIXED INCOME SECURITIES WITH THE LOWEST INVESTMENT GRADE RATING, HOWEVER, TEND TO BE MORE SENSITIVE TO CREDIT RISK.

 Nations Strategic Fixed Income Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks total return by investing in investment grade fixed income securities.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 65% of its assets in investment grade fixed income securities. The portfolio management team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment. The Fund may invest in:

     o corporate DEBT SECURITIES, including bonds, notes and debentures

     o U.S. GOVERNMENT OBLIGATIONS

     o foreign debt securities denominated in U.S. dollars

     o MORTGAGE-RELATED SECURITIES issued by governments

     o ASSET-BACKED SECURITIES

     o MUNICIPAL SECURITIES

     o dividend-paying PREFERRED and COMMON STOCK

 It may also invest any amount of its assets in high quality MONEY MARKET INSTRUMENTS, REPURCHASE AGREEMENTS and cash, if market conditions warrant it. These securities may be issued by foreign banks and foreign branches of U.S. banks.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be [up to 10 years] and will never be more than 15 years.

     When selecting individual investments, the portfolio management team:

  o looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation

  o allocates assets primarily among U.S. government securities, including securities issued by government agencies, MORTGAGE-BACKED SECURITIES and U.S Treasury securities; and corporate securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

[GRAPHIC]

                YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

  o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Strategic Fixed Income Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments the portfolio management team chooses will not rise as high as the teams expects, or will fall.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                          1 year      5 years     10 years
        Primary B Shares                0.00%        0.00%       0.00%
        Lehman Aggregate Bond Index     0.00%        0.00%       0.00%

        The Lehman Aggregate Bond Index is made up of the Lehman Government/ Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------


[GRAPHIC]
                ABOUT THE SUB-ADVISER

                BOATMEN'S CAPITAL MANAGEMENT, INC. (BOATMEN'S) IS THIS FUND'S SUB-ADVISER. THE INVESTMENT COMMITTEE OF BOATMEN'S CAPITAL MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.
[GRAPHIC]

                YOU'LL FIND MORE ABOUT BOATMEN'S ON PAGE 00.
[GRAPHIC]

                LONGER-TERM SECURITIES

                THIS FUND INVESTS IN SECURITIES WITH LONGER TERMS. LONGER-TERM SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN SECURITIES WITH SHORTER TERMS, BUT THEY ARE ALSO MORE SENSITIVE TO CHANGES IN INTEREST RATES.

 Nations U.S. Government Bond Fund

[GRAPHIC] INVESTMENT OBJECTIVE

        This Fund seeks total return and preservation of capital by investing in U.S. government securities and REPURCHASE AGREEMENTS collateralized by such securities.
[GRAPHIC] PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 65% of its assets in U.S. government securities and repurchase agreements secured by these securities. The Fund may also invest in:

     o ZERO COUPON BONDS

     o corporate DEBT SECURITIES rated INVESTMENT GRADE at the time of investment, or unrated it the portfolio management team believes they are of comparable quality to investment grade securities at the time of investment

     o foreign debt securities denominated in U.S. dollars.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between five and 30 years. [What is the Fund's duration?]

 When selecting individual investments, the portfolio management team uses a disciplined, prudent approach, based on its analysis of economic trends. The team:

    o looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation

    o emphasizes securities with a longer duration when it believes that the economy is in a period of stable inflation

    o emphasizes securities with a shorter duration when it expects a period of rising inflation

    o uses a variety of other techniques to help manage risk

     The Fund may engage in DOLLAR ROLL TRANSACTIONS.

[GRAPHIC]
                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.
[GRAPHIC]
                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC] RISKS AND OTHER THINGS TO CONSIDER
        Nations U.S. Government Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments the portfolio management team chooses will not rise as high as the team expects, or will fall.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o DERIVATIVES RISK - This Fund may invest in derivatives. There is always a risk that these investments could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]
                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.
[GRAPHIC]
                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                           1 year      5 years     10 years
        Primary B Shares                 0.00%        0.00%       0.00%
        Lehman Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Government Bond Index is an index of government bonds with an average maturity of approximately nine years. All dividends are reinvested.


[GRAPHIC] WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                  none
        Maximum deferred sales charge (load)
        when you sell your shares                 none

        Ongoing fees and expenses deducted
        from the Fund's assets
        (the Fund's operating expenses)
        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                    0.00%

        (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------
[GRAPHIC]
                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]
                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC]

                HIGH YIELD BONDS

                ALTHOUGH THIS FUND INVESTS PRIMARILY IN INVESTMENT GRADE SECURITIES, IT CAN INVEST UP TO 35% OF ITS ASSETS IN HIGH YIELD BONDS. HIGH YIELD BONDS OFFER THE POTENTIAL FOR HIGHER INCOME THAN OTHER KINDS OF BONDS WITH SIMILAR MATURITIES, BUT THEY ALSO HAVE HIGHER CREDIT RISK.

                THE FUND TRIES TO MANAGE THIS RISK BY HOLDING A LARGE PART OF ITS ASSETS IN INVESTMENT GRADE DEBT SECURITIES. THIS ALLOWS THE FUND TO MAINTAIN AN AVERAGE QUALITY WELL WITHIN THE INVESTMENT GRADE CATEGORY.

 Nations Diversified Income Fund

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks total return with an emphasis on current income by investing in a diversified portfolio of FIXED INCOME SECURITIES.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund normally invests at least 65% of its assets in INVESTMENT GRADE DEBT SECURITIES. The Fund may invest in:

     o corporate debt securities

     o U.S. GOVERNMENT OBLIGATIONS

     o foreign debt securities denominated in U.S. dollars or foreign currencies

     o MORTGAGE-RELATED SECURITIES issued by governments and non-government issuers

 The Fund may invest up to 35% of its assets in lower-quality fixed income securities ("junk bonds" or "high yield bonds") rated "B"or better by Moody's or S&P. The portfolio management team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than five years.

     When selecting individual investments, the portfolio management team:

  o looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation

  o allocates assets primarily among U.S. government securities and U.S. corporate securities, including high yield corporate bonds. The allocation is structured to provide the potential for the best return, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

[GRAPHIC]
                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.
[GRAPHIC]
                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

  o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Diversified Income Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

[GRAPHIC]
                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.
[GRAPHIC]
                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                        1 year      5 years     10 years
        Primary B Shares                              0.00%        0.00%       0.00%
        Lehman Intermediate Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Corporate Bond Index is an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

[GRAPHIC] WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge (load)
        when you sell your shares                   none


        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                          0.00%
        Other expenses                           0.00%
        Total annual fund operating expenses     0.00%
        Fee waivers and/or reimbursements        0.00%
        Total net expenses(1)                      0.00%

        (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000

[GRAPHIC]

         Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

     o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o FOREIGN INVESTMENT RISK - The equity funds can invest up to [00]% of their assets in FOREIGN SECURITIES, except Nations Marsico Focused Equities Fund, Nations Marsico Growth & Income Fund and Nations Asset Allocation Fund, which can invest up to 25% of their assets in foreign securities. The international funds can invest all of their assets in foreign securities. Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from a lack of LIQUIDITY; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

       Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Pacific Basin and the Far East, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

     o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PORTFOLIO TURNOVER - A Fund that replaces -- or turns over -- more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of CAPITAL GAINS to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. The annual portfolio turnover rate for Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund is expected to be no more than 25%. You'll find the portfolio turnover rate for each Fund in the FINANCIAL HIGHLIGHTS.

     o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

       All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

       A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues. Funds that invest in foreign securities may be at greater risk because the computer systems of many foreign issuers, governments or other entities may not be ready for the year 2000.

[GRAPHIC]
                BANC OF AMERICA ADVISORS, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255


[GRAPHIC]

     How the Funds are managed

     INVESTMENT ADVISER

 BAAI is the investment adviser to the equity, international, index balanced and fixed income funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation. Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                                   Maximum     Actual fee
                                                  advisory      paid last
                                                     fee       fiscal year
  Nations Value Fund                             0.00         0.00
  Nations Equity Income Fund                     0.00         0.00
  Nations Emerging Growth Fund                   0.00         0.00
  Nations Small Company Growth Fund              0.00         0.00
  Nations Disciplined Equity Fund                0.00         0.00
  Nations Capital Growth Fund                    0.00         0.00
  Nations Marsico Focused Equities Fund          0.00         0.00
  Nations Marsico Growth & Income Fund           0.00         0.00
  Nations Blue Chip Fund                         0.00         0.00
  Nations International Value Fund               0.00         0.00
  Nations International Equity Fund              0.00         0.00
  Nations International Growth Fund              0.00         0.00
  Nations Emerging Markets Fund                  0.00         0.00
  Nations Equity Index Fund                      0.00         0.00
  Nations Managed Index Fund                     0.00         0.00
  Nations Managed SmallCap Index Fund            0.00         0.00
  Nations Managed Value Index Fund               0.00         0.00
  Nations Managed SmallCap Value Index Fund      0.00         0.00
  Nations Balanced Assets Fund                   0.00         0.00
  Nations Asset Allocation Fund                  0.00         0.00
  Nations Short-Term Income Fund                 0.00         0.00
  Nations Short-Intermediate Government Fund     0.00         0.00
  Nations Government Securities Fund             0.00         0.00
  Nations Strategic Fixed Income Fund            0.00         0.00
  Nations U.S. Government Bond Fund              0.00         0.00
  Nations Diversified Income Fund                0.00         0.00

[GRAPHIC]
                TRADESTREET INVESTMENT
                ASSOCIATES, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255

 INVESTMENT SUB-ADVISERS

 Nations Funds and BAAI have engaged investment sub-advisers to provide day-to-day portfolio management for the Funds. These sub-advisers function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

 TRADESTREET INVESTMENT ASSOCIATES, INC.

 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

 Currently managing more than [$70] billion, TradeStreet has more than 140 institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

 TradeStreet is the investment sub-adviser to the Funds shown in the table below. TradeStreet also makes the asset allocation decisions and the day-to-day investment decisions for the fixed income and money market portions of Nations Asset Allocation Fund. The table tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for the other Funds.

Fund                                             TradeStreet Team
  Nations Value Fund                             Value Management Team
  Nations Equity Income Fund                     Structured Products Management Team
  Nations Emerging Growth Fund                   Strategic Growth Management Team
  Nations Small Company Growth Fund              Strategic Growth Management Team
  Nations Disciplined Equity Fund                Structured Products Management Team
  Nations Capital Growth Fund                    Core Growth Management Team
  Nations Equity Index Fund                      Structured Products Management Team
  Nations Managed Index Fund                     Structured Products Management Team
  Nations Managed SmallCap Index Fund            Structured Products Management Team
  Nations Managed Value Index Fund               Structured Products Management Team
  Nations Managed SmallCap Value Index Fund      Structured Products Management Team
  Nations Balanced Assets Fund                   Value Management Team
  Nations Asset Allocation Fund                  Fixed Income Management Team
                                                 for the fixed income and money market
                                                 portions of the Fund
  Nations Short-Term Income Fund                 Fixed Income Management Team
  Nations Short-Intermediate Government Fund     Fixed Income Management Team
  Nations Government Securities Fund             Fixed Income Management Team
  Nations Strategic Fixed Income Fund            Fixed Income Management Team
  Nations Diversified Income Fund                Fixed Income Management Team

 PERFORMANCE OF OTHER FUNDS AND ACCOUNTS MANAGED BY TRADESTREET
 Nations Managed Index Fund and Nations Managed SmallCap Index Fund have been in operation since 1996. The tables below are designed to show you how similar index funds and composites of accounts managed by TradeStreet performed in the past.

 The Enhanced S&P 500 Composite has an investment objective, policies and strategies that are similar to Nations Managed Index Fund.

 The table below shows the returns for Nations Managed Index Fund and the composite compared with the S&P 500 and the Lipper S&P 500 Index Funds Average for the periods ending December 31, 1998. The Lipper S&P 500 Index Funds average measures the average performance of mutual funds with similar objectives monitored by Lipper Inc. during the periods shown. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                           Lipper
                     Nations      Enhanced                 S&P 500
                     Managed      S&P 500                   Index
                      Index        Index                    Funds
                       Fund      Composite     S&P 500     Average
                       (%)          (%)          (%)         (%)
  one year            0.00        0.00          0.00        0.00
  three years          --         0.00          0.00        0.00
  five years           --         0.00          0.00        0.00
  since inception
  (July 31, 1996)     0.00        0.00          0.00        0.00

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                   Lipper
            Nations                                S&P 500
            Managed      Enhanced                   Index
             Index       S&P 500                    Funds
              Fund      Composite     S&P 500      Average
              (%)          (%)          (%)          (%)
  1998      0.00        0.00          0.00        0.00
  1997     33.46       33.42         33.23       32.61
  1996       --        24.12         23.08       22.30
  1995       --        37.84         37.45       36.82
  1994       --         0.69          1.31        0.90
  1993       --        10.52          9.99        9.52
  1992       --         5.55          7.64        7.12
  1991       --        30.86         30.56       29.65
  1990       --        -1.52         -3.15       -3.57
  1989       --        34.28         31.55       30.58

 This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The composite includes accounts, including pooled funds, managed by TradeStreet. Bank of America and its predecessors managed these accounts before TradeStreet was formed in 1995. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the accounts had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of TradeStreet.

 The Enhanced Small Cap Index Composite has an investment objective, policies and strategies that are similar to Nations Managed SmallCap Index Fund.

 The table below shows the returns for Nations Managed SmallCap Index Fund and the composite compared with the S&P SmallCap 600 for the periods ending December 31, 1998. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                        Nations           Enhanced
                        Managed          Small Cap         S&P
                       SmallCap            Index         SmallCap
                     Index Fund (%)     Composite (%)     600 (%)
  one year               0.00               0.00              0.00
  three years             --                0.00              0.00
  five years              --                0.00              0.00
  since inception
  (October 15, 1996)     0.00               0.00              0.00

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

           Nations           Enhanced
           Managed          Small Cap         S&P
          SmallCap            Index         SmallCap
         Index Fund (%)     Composite (%)     600 (%)
  1998     0.00               0.00              0.00
  1997     0.00               0.00              0.00
  1996      --                0.00              0.00
  1995      --                0.00              0.00
  1994      --                0.00              0.00
  1993      --                0.00              0.00
  1992      --                0.00              0.00
  1991      --                0.00              0.00
  1990      --                0.00              0.00
  1989      --                0.00              0.00

[GRAPHIC]

                MARSICO CAPITAL
                MANAGEMENT, LLC

                1200 17TH STREET
                SUITE 1300
                DENVER, COLORADO 80202

 This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The composite includes accounts, including pooled funds, managed by TradeStreet. Bank of America and its predecessors managed these accounts before TradeStreet was formed in 1995. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the accounts had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of TradeStreet.

 MARSICO CAPITAL MANAGEMENT, LLC

 Marsico Capital is a full service investment advisory firm founded by Thomas
 F. Marsico in September 1997. It is a registered investment adviser, specializing in large capitalization stocks, and currently has [$65] billion in assets under management.

 Marsico Management Holdings, LLC, a wholly owned subsidiary of Bank of America, owns 50% of the equity of Marsico Capital.

     Marsico Capital is the investment sub-adviser to:

  o Nations Marsico Focused Equities Fund

  o Nations Marsico Growth & Income Fund

 THOMAS F. MARSICO, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for these Funds. Before forming the company, Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation. He has more than 20 years of experience as a securities analyst and portfolio manager.

 PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO
 Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund have been in operation since December 31, 1997, so they have a short performance history. The tables below are designed to show you how similar equity funds managed by Thomas Marsico performed in the past.

 The Janus Twenty Fund has an investment objective, policies and strategies that are very similar to Nations Marsico Focused Equities Fund. Mr. Marsico managed the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $6 billion in net assets on August 11, 1997.

 The table below shows the returns for the Janus Twenty Fund compared with the S&P 500 for the periods ending August 7, 1997. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                                 Janus Twenty
                                                   Fund (%)      S&P 500 (%)
  one year                                         48.21           46.41
  three years                                      32.07           30.63
  five years                                       20.02           20.98
  during the period of Mr. Marsico's management
  (January 31, 1988 to August 7, 1997)             23.38           18.20

 This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Janus Growth and Income Fund has an investment objective, policies and strategies that are very similar to Nations Marsico Growth & Income Fund. Mr. Marsico managed the Janus Growth and Income Fund from is inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $1.7 billion in net assets on August 11, 1997.

[GRAPHIC]
                CHICAGO EQUITY PARTNERS
                CORPORATION

                231 SOUTH LASALLE
                -----------------
                CHICAGO, ILLINOIS 60697
                -----------------------

[GRAPHIC]
                BRANDES INVESTMENT
                PARTNERS, L.P.

                12750 HIGH BLUFF DRIVE
                SAN DIEGO, CALIFORNIA 92130

 The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The S&P 500 is a broadly based index of 500 large U.S. companies. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                                     Janus
                                                   Growth and
                                                Income Fund (%)     S&P 500 (%)
  one year                                         47.77               46.41
  three years                                      31.13               30.63
  five years                                       21.16               20.98
  during the period of Mr. Marsico's management
  (May 31, 1991 to August 7, 1997)                 21.19               18.59

 This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

     CHICAGO EQUITY PARTNERS CORPORATION
 Chicago Equity is a wholly owned subsidiary of Bank of America. Chicago Equity is the investment sub-adviser to Nations Blue Chip Master Portfolio and is one of two sub-advisers to Nations Asset Allocation Fund.

 Chicago Equity's Equity Management Team is responsible for making the day-to-day investment decisions for Nations Blue Chip Master Portfolio and for the equity portion of Nations Asset Allocation Fund.

     BRANDES INVESTMENT PARTNERS, L.P.
 Founded in 1974, Brandes is an investment advisory firm with 37 investment professionals who manage more than $20 billion in assets. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.

 Brandes is the investment sub-adviser to Nations International Value Fund.
    Brandes' [Large Cap Investment Committee] is responsible for making the day-to-day investment decisions for the Fund.

 PERFORMANCE OF OTHER INTERNATIONAL EQUITY FUNDS AND ACCOUNTS MANAGED BY
 BRANDES
 Nations International Value Fund has been in operation since [1900], so it has a short performance history. The table below is designed to show you how a similar composite of international equity accounts managed by Brandes performed over a longer period in the past.

 The Brandes composite has an investment objective, policies and strategies that are similar to Nations International Value Fund.

 The table below shows the returns for the Brandes composite compared with the MSCI EAFE INDEX for the periods ending December 31, 1998. The MSCI EAFE Index is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                      Brandes        MSCI EAFE
                   Composite (%)     Index (%)
  one year           0.00              0.00
  three years        0.00              0.00
  five years         0.00              0.00
  since inception
  (0, 0 , 0)         0.00              0.00

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

            Brandes        MSCI EAFE
         Composite (%)     Index (%)
  1998       0.00               0.00
  1997      20.00               1.78
  1996      16.34               6.05
  1995      13.75              11.21
  1994     (2.98)               7.78
  1993      40.86              32.56
  1992       6.28            (12.17)
  1991      40.17              12.13

 This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Brandes composite includes Brandes International Equity Fund and international equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of Brandes.

[GRAPHIC]

                GARTMORE GLOBAL PARTNERS

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255

     GARTMORE GLOBAL PARTNERS
 Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages more than $0 billion in assets.

 Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK holding company for a leading UK-based international fund management group of companies.

 Gartmore follows a growth philosophy, which is reflected in its active management of market allocation and stock selection.

 Gartmore is co-investment sub-adviser to:

   o Nations International Equity Fund

 Gartmore is the investment sub-adviser to:

   o Nations International Growth Fund

   o Nations Emerging Markets Fund

     Nations International Equity Fund is co-managed by five portfolio managers:

 PHILIP EHRMANN has been responsible since June 1998 for the Fund's investments in developing countries. He has also been the principal portfolio manager for Nations Emerging Markets Fund since he joined Gartmore in 1995, and is head of the Gartmore Emerging Markets Team. Before he joined Gartmore, Mr. Ehrmann was the director of emerging markets for Invesco in London. He began his career in 1981 as an institutional stock broker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

 SEOK TEOH has been responsible since June 1998 for the Fund's investments in Asia. She has also been principal portfolio manager of Nations Pacific Growth Fund since it was formed in June 1995. Ms. Teoh has been with Gartmore since 1990 as the London based manager of its Far East Team. Previously, she managed four equity funds for Rothschild Asset Management in Tokyo and Singapore, and was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh is native to Singapore and is fluent in Mandarin and Cantonese. She received an Economics degree from the University of Durham.

 MARK FAWCETT has been responsible since June 1998 for the Fund's investments in Japan. He is also senior investment manager for the Gartmore Japanese Equities Team and has specific responsibility for large stock research. Before joining Gartmore in 1991, he worked on the Far East desk of Provident Mutual managing funds invested in Japan. He graduated from Oxford University in 1986 with an honors degree in Mathematics and Philosophy.

[GRAPHIC]
                INVESCO GLOBAL ASSET
                MANAGEMENT (N.A), INC.

                1315 PEACHTREE STREET, N.E.
                ATLANTA, GEORGIA 30309
[GRAPHIC]

                PUTNAM INVESTMENT
                MANAGEMENT, INC.

                ONE POST OFFICE SQUARE
                BOSTON, MASSACHUSETTS 02109

 STEPHEN JONES has been responsible for the Fund's investments in Europe since 1998. He is also head of Gartmore European Equities. Mr. Jones joined Gartmore in 1994 and was appointed head of the European equity team in 1995. He began his career at The Prudential in 1984, and became a European equities investment manager in 1987, focusing on France, Belgium and Switzerland. He graduated from Manchester University in 1984 with an honors degree in Economics.

 STEPHEN WATSON has been responsible since June 1998 for allocating the Fund's assets among the various regions in which it invests, and for determining the funds investments in regions not covered by the other portfolio managers. He was the Fund's sole portfolio manager from February 1995 to June 1998. Mr. Watson joined Gartmore in 1993 as a global fund manager, and is the chief investment officer of Gartmore Global Partners and a member of Gartmore's global policy group. Before joining Gartmore, he was a director and global fund manager with James Capel Fund Managers, London, as well as client service manager for international clients. He was in Capel-Cure Myers' portfolio management division from 1980 to 1987, and began his career in 1976 with Samuel Motagu. He is a member of the Securities Institute.

 Nations International Growth Fund is managed by BRIAN O'NEILL, the principal senior investment manager of the Gartmore Global Portfolio Team at Gartmore Global Partners. He has managed the Fund since its inception. Before joining Gartmore in 1981, Mr. O'Neill was a fund manager in global equities at Antony Gibbs & Sons and an investment analyst at Royal Insurance. He graduated from Glasgow University in 1969 with a MA Honors degree in Political Economy.

 Nations Emerging Markets Fund is managed by PHILIP EHRMANN, the head of Gartmore Emerging Markets Team. He has managed the Fund since 1995. He also co-manages the Nations International Equity Fund.

     INVESCO GLOBAL ASSET MANAGEMENT (N.A), INC.
 Invesco is a division of INVESCO Global, a publicly traded investment management firm located in London, England, and a wholly owned subsidiary of AMVESCAP PLC, a publicly traded UK financial holding company, which is also located in London.

 Invesco is one of three investment sub-advisers to Nations International Equity Fund. Invesco's International Equity Portfolio Management Team is responsible for making the day-to-day investment decisions for its portion of the Fund.

     PUTNAM INVESTMENT MANAGEMENT, INC.
 Putnam is a wholly owned subsidiary of Putnam Investments, Inc., which, except for shares held by employees, is owned by Marsh & McLennan Companies.

 Putnam is one of three investment sub-advisers to Nations International Equity Fund. Putnam's Core International Equity Group is responsible for making the day-to-day investment decisions for its portion of the Fund.

[GRAPHIC]
                BOATMEN'S CAPITAL
                MANAGEMENT, INC.

                100 NORTH BROADWAY
                ST. LOUIS, MISSOURI 63102
[GRAPHIC]

                STEPHENS INC.

                111 CENTER STREET
                LITTLE ROCK, ARKANSAS 72201
[GRAPHIC]

                FIRST DATA INVESTOR
                SERVICES GROUP, INC.

                ONE EXCHANGE PLACE
                BOSTON, MASSACHUSETTS 02109

     BOATMEN'S CAPITAL MANAGEMENT, INC.
 Boatmen's is a wholly-owned subsidiary of Bank of America. Boatmen's is the investment sub-adviser to Nations U.S. Government Bond Fund. Boatmen's Fixed Income Committee is responsible for making the day-to-day investment decisions for the Fund.

     OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee for their services, plus certain out of pocket expenses. The fee is paid monthly, and is calculated as an annual percentage of the average daily net assets of the Funds, as follows:

  Domestic equity funds     0.23%
  International funds       0.22%
  Fixed income funds        0.10%

 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

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ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------
[GRAPHIC]
                FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.

[GRAPHIC]
                A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE
                (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE), USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

                THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL
                HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

[GRAPHIC]

 Buying, selling and exchanging shares

 In general, only financial institutions and intermediaries that have signed an agreement with us or Stephens can buy Primary B shares for their own accounts or [fiduciary] client accounts. These include the following categories of investors:

  o Bank of America and its affiliates

  o banks

  o brokerage firms

  o mutual fund dealers

  o other financial institutions

 The minimum initial investment for each investor of record is $1,000. There is no minimum for additional investments.

 Investors don't pay any sales charges when they buy, sell or exchange Primary B Shares.

 Please contact your financial adviser, or call us at 1.800.621.2192 if you have any questions about how to place an order.

     HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

     VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

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     HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We may refuse any order. If this happens, we'll return any money we've received to the investor.

[GRAPHIC] BUYING SHARES

        Here are some general rules for buying shares:

          o Investors buy Primary B Shares at net asset value per share.

          o If we don't receive payment within three business days of receiving an order, we'll refuse the order and notify the investor. We'll return any payment for orders that we refuse or do not receive to the investor.

          o Investors are responsible for sending us orders for their clients and for ensuring that we receive payment on time. Telephone orders may be difficult to complete during periods of significant economic or market change.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Investors are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[GRAPHIC] SELLING SHARES

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire to investors within three business days after Stephens, First Data or their agents receive the order.

          o Investors are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the 1940 Act, we can pay investors in securities or other property when they sell shares, or delay payment of the sale proceeds for up to seven days.

        We may sell shares:

          o if the value of an investor's account after the shares are sold falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if an investor tells us to sell the shares for a client under arrangements it has made with its clients

          o under certain other circumstances allowed under the 1940 Act.

[GRAPHIC]
                YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

[GRAPHIC] EXCHANGING SHARES

        Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.


        Here's how exchanges work:

          o Investors can exchange Primary B Shares of a Fund for Primary B Shares of all other Nations Funds.

          o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

          o Shares that are held in certificate form cannot be exchanged until First Data has received the certificate and deposited the shares to the investor's account.

          o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]

                FINANCIAL INSTITUTIONS AND INTERMEDIARIES ARE ALSO REFERRED TO AS SELLING AGENTS.

                CONFLICT OF INTEREST RESTRICTIONS MAY APPLY TO FINANCIAL INSTITUTIONS THAT RECEIVE COMPENSATION FROM US ON FIDUCIARY ASSETS INVESTED IN PRIMARY B SHARES. FINANCIAL INSTITUTIONS SHOULD CONSULT THEIR LEGAL ADVISERS BEFORE INVESTING IN PRIMARY B SHARES.


                THE SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED TO YOUR ACCOUNT.

[GRAPHIC]

         How selling agents are paid

 The selling agent usually receives compensation when you invest in the Funds. The kind and amount of the compensation depends on the share class you invest in.

 Selling agents typically pay a portion of the compensation they receive to their investment professionals.

     SHAREHOLDER ADMINISTRATION FEES
 Selling agents are compensated for providing administration and other services to investors.

 Selling agents may receive an annual shareholder administration fee of up to 0.60% of the average daily net assets of Primary B Shares of the Funds. Part of this fee -- but no more than 0.25% of the average daily net assets of Primary B Shares of the Funds -- can be applied to servicing fees.

 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment.

 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We may reduce or discontinue payments at any time.

 OTHER COMPENSATION
 Selling agents may also receive non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.

 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

 Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the administration plan. Stephens may cancel any compensation program at any time.

 BAAI may pay amounts from its own assets to Stephens or other financial institutions for administrative or distribution related services they provide to shareholders.

[GRAPHIC]

                THE POWER OF COMPOUNDING

                YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.

                REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

                PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.

[GRAPHIC]

         Distributions and taxes

     ABOUT DISTRIBUTIONS
     A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

 The frequency of distributions of net investment income vary by Fund:

                                                     Frequency of
Fund                                             income distributions
 Nations Value Fund                                    monthly
 Nations Equity Income Fund                            monthly
 Nations Emerging Growth Fund                         quarterly
 Nations Small Company Growth Fund                     monthly
 Nations Disciplined Equity Fund                       monthly
 Nations Capital Growth Fund                           monthly
 Nations Marsico Focuses Equities Fund                quarterly
 Nations Marsico Growth & Income Fund                 quarterly
 Nations Blue Chip Fund                               quarterly
 Nations International Value Fund                      annually
 Nations International Equity Fund                    quarterly
 Nations International Growth Fund                     annually
 Nations Emerging Markets Fund                        quarterly
 Nations Equity Index Fund                            quarterly
 Nations Managed Index Fund                            monthly
 Nations Managed SmallCap Index Fund                  quarterly
 Nations Managed Value Index Fund                     quarterly
 Nations Managed SmallCap Value Index Fund            quarterly
 Nations Balanced Assets Fund
 Nations Asset Allocation Fund                        quarterly
 Nations Short-Term Income Fund                        monthly
 Nations Short-Intermediate Government Fund            monthly
 Nations Government Securities Fund                    monthly
 Nations Strategic Fixed Income Fund                   monthly
 Nations U.S. Government Bond Fund                     monthly
 Nations Diversified Income Fund                       monthly

[GRAPHIC]

                THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

[GRAPHIC]

                 FOR MORE INFORMATION ABOUT
                 TAXES, PLEASE SEE THE SAI.

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares of the equity, international, index and balanced funds are eligible to receive distributions from the TRADE DATE of the purchase, as long as it's at least one day before a distribution is declared, up to the day before the shares are sold. Shares of the fixed income funds are eligible to receive distributions from the trade date of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you want to receive your distributions you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income, including net foreign currency gains and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders may be able to exclude a portion of these distributions from their taxable income.

 Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you are otherwise subject to backup withholding.


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.


 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.


 FOREIGN TAXES
 Mutual funds that maintain most of their portfolio in foreign securities -- like the international funds -- have special tax considerations. You'll generally be required to:

  o include in your gross income your proportional amount of foreign taxes paid by the fund

  o treat this amount as foreign taxes you paid directly

  o either deduct this amount when calculating your income, or subject to certain conditions and limitations, claim this amount as a foreign tax credit against your federal income tax liability

 In general, you can claim up to $300 ($600 if you're filing jointly) as a foreign tax credit.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC]

         Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

     [financial highlights tables for each Fund here]

[GRAPHIC]

         Terms used in this prospectus

 ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 BARRA INDEX(1) - an index of approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

 BARRA SMALLCAP INDEX(1) - an index of approximately 375 common stocks from the S&P 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 600.

 CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You REALIZE a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 COLLATERALIZED MORTGAGE OBLIGATION (CMO) - a debt security that is backed by mortgage loans or mortgage pass-through certificates. The underlying assets of a CMO are separated into classes, called tranches, based on maturity. Each tranch pays a different rate of interest. Payments of principal and interest on the underlying assets fund the income payments on the CMO.

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 CONVERTIBLE DEBT - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

 DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 DIVIDEND YIELD - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

 DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.

 FUNDAMENTAL ANALYSIS - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

 HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

 INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

 LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

 LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

 LEHMAN GOVERNMENT BOND INDEX - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

 LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

 LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

 LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

 LIQUIDITY - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

 MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 MORTGAGE-RELATED SECURITY - a debt security that is backed by a mortgage or pool of mortgages.

 MSCI EAFE INDEX - Morgan Stanley Capital International Europe, Australasia and Far East Index, an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 OVER-THE-COUNTER MARKET - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.

 PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PREREFUNDED BONDS - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.

 PRICE-TO-EARNINGS RATIO (P/E RATIO) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 QUANTITATIVE ANALYSIS - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 RIGHT - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 S&P 500(1) - Standard & Poor's 500 Composite Stock Price Index, an index of 500 common stocks chosen by S&P on a statistical basis.

S&P 600(1) - Standard & Poor's SmallCap 600 Index, is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

 SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 SENIOR SECURITY - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 WARRANT - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

 ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

 (1)S&P and BARRA have not reviewed any stock included in the S&P 500, S&P 600, BARRA Index or BARRA SmallCap Index for its investment merit. S&P and BARRA determine and calculate their indexes independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indexes to track stock market performance. S&P and BARRA make no guarantees about the indexes, any data included in them and the suitability of the indexes or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of the McGraw-Hill Companies, Inc.

[GRAPHIC]

         Where to find more information

 You'll find more information about the Equity Funds, International Funds, Index Funds, Balanced Funds and Fixed Income Funds in the following documents:

[GRAPHIC]

        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC]

        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.621.2192

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        HTTP://WWW.SEC.GOV

[LOGO]
NATIONS
  FUNDS
INVESTMENTS FOR A LIFETIME(SM)


SEC file numbers:
[Nations Fund Trust, 811-04305]

NF-00000-8/99

[BACKGROUND PHOTO APPEARS HERE]

Money Market Funds
Prospectus  --  Primary B Shares

                                                                 August 1, 1999

Money Market Funds
Nations Prime Fund
Nations Treasury Fund
Nations Government Money Market Fund
Nations Tax Exempt Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete.
           Any representation to the contrary is a criminal offense.

-----------------
NOT FDIC
INSURED
-----------------
May Lose Value
-----------------
No Bank Guarantee
-----------------

[NATIONS FUNDS LOGO APPEARS HERE]

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                Terms used in this prospectus

                In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

[GRAPHIC APPEARS HERE]

                 You'll find Terms used in
                 this prospectus on page   .

[GRAPHIC APPEARS HERE]

                For more information

                You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes detailed information about each Fund's investments, policies, performance and management, among other things. The SAI is legally considered to be part of this prospectus because it's incorporated by reference. Turn to the back cover to find out how you can get a copy of the SAI.


 This booklet, which is called a prospectus, tells you about some of the Nations Funds money market funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.


 The Funds seek to provide income while protecting your original investment by investing in money market instruments. Money market instruments include short-term debt securities that are either government issued or guaranteed, or have relatively low risk. However, your investment and return aren't guaranteed. Your return will vary as short-term interest rates change. Over time, the return on these Funds may be lower than the return on other kinds of mutual funds or investments.


 This makes these Funds best suited for investors who are looking for a low risk investment with stability of principal, or have short-term income needs. These Funds may not be suitable for investors who are looking for higher returns, or are more comfortable with bank deposits that are FDIC insured.


 You'll find a discussion of each Fund's principal investments, strategies and
 risks in the Fund descriptions that start on page   .


 If you have any questions about the Funds, please call us at 1.800.621.2192 or contact your financial institution.


[NATIONS FUNDS LOGO APPEARS HERE]

WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]


                Banc of America Advisors, Inc.


                Banc of America Advisors, Inc. (BAAI) is the investment adviser to each of the Funds. BAAI is responsible for the overall management and supervision of the investment management of each Fund. BAAI and Nations Funds have engaged a sub-adviser -- TradeStreet Investment Associates, Inc. (TradeStreet), which is responsible for the day-to-day investment decisions for each of the Funds.


[GRAPHIC APPEARS HERE]


                 You'll find more about
                 BAAI and TradeStreet starting
                 on page   .

                The money market funds seek to provide income while protecting your investment by investing in money market instruments.


[GRAPHIC APPEARS HERE]

ABOUT THE FUNDS

MONEY MARKET FUNDS
NATIONS PRIME FUND                                                4
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS TREASURY FUND                                             7
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND                             10
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS TAX EXEMPT FUND                                          13
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      16
-------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                        18

[GRAPHIC APPEARS HERE]

ABOUT YOUR INVESTMENT

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                          20
  Distributions and taxes                                        24
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             26
-------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                    29
-------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                           back cover

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]


                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.


[GRAPHIC APPEARS HERE]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC APPEARS HERE]

                Limits on investments

                This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

NATIONS PRIME FUND

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE

        This Fund seeks the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality money market instruments that, at the time of investment, have remaining maturities of 397 days or less.

 These instruments consist primarily of:

  o commercial paper

  o bank obligations

  o short-term corporate obligations, including instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers

  o guaranteed investment contracts

  o short-term taxable municipal securities

  o repurchase agreements secured by first-tier securities or U.S. government obligations

 The Fund may also invest in other money market funds, consistent with its investment objective and strategies. The Fund may invest more than 25% of its assets in obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks, when the portfolio management team believes market conditions warrant it.


 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC APPEARS HERE]

                The bar chart shows you the performance of the Fund's Primary B Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.


                Call us at 1-800-621-2192 or contact your financial adviser for the Fund's current 7-day yield.


[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Prime Fund has the following general risks:

        o Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America National Trust and Savings Association (Bank of America), the Federal Deposit Insurance Corporation or any other government agency.

        o Income/principal payment risk - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.


[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years

  Primary B Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC APPEARS HERE]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares
        Maximum sales charge (load)
        when you buy your shares                    none
        Maximum deferred sales charge
        (load) when you sell your shares            none
        Ongoing fees and expenses deducted from
        the Fund's assets (the Fund's operating
        expenses)
        Management fees                             0.00%
        [Service fees                               0.00%
        Other expenses                              0.00%
        Total annual fund operating expenses        0.00%
        Fee waivers and/or reimbursements           0.00%
        Total net expenses(1)                       0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o  you invest $10,000 in Primary B Shares of the Fund

        o your investment has a 5% return each year the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years

  Primary B Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.


[GRAPHIC APPEARS HERE]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC APPEARS HERE]

                Limits on investments

                This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

 NATIONS TREASURY FUND


[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund generally invests in a diversified portfolio of high quality money market instruments that, at the time of investment, have remaining maturities of 397 days or less.


 These instruments include U.S. Treasury obligations, and repurchase agreements and reverse repurchase agreements secured by U.S Treasury obligations. The Fund also invests in obligations whose principal and interest are backed by the U.S. government.


 The Fund normally invests at least 65% of its assets in U.S. Treasury obligations and repurchase agreements. The Fund may also invest in other money market funds, consistent with its investment objective and policies.


 The Fund will only buy first-tier securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC APPEARS HERE]

                The bar chart shows you the performance of the Fund's Primary B Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.


                Call us at 1-800-621-2192 or contact your financial adviser for the Fund's current 7-day yield.


[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Treasury Fund has the following general risks:

        o Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the Federal Deposit Insurance Corporation or any other government agency.

        o Income/principal payment risk - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.


[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years

  Primary B Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC APPEARS HERE]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                Primary B
Fees you pay directly                            Shares

        Maximum sales charge (load)
        when you buy your shares                 none
        Maximum deferred sales charge (load)
        when you sell your shares                none
        Ongoing fees and expenses deducted from
        the Fund's assets (the Fund's operating
        expenses)
        Management fees                           0.00%
        [Service fees                             0.00%]
        Other expenses                            0.00%
        Total annual fund operating expenses      0.00%
        Fee waivers and/or reimbursements         0.00%
        Total net expenses(1)                     0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Primary B Shares of the Fund

        o your investment has a 5% return each year the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                     1 year     3 years     5 years     10 years

  Primary B Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC APPEARS HERE]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC APPEARS HERE]

                Limits on investments

                This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00
                 and in the SAI.


 NATIONS GOVERNMENT MONEY MARKET FUND

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund generally invests in a diversified portfolio of high quality money market instruments, that at the time of investment, have remaining maturities of 397 days or less.


 These instruments consist primarily of U.S. government obligations. The Fund may invest in other money market funds, consistent with its investment objective and policies.


 The Fund will only buy first-tier securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Government Money Market Fund has the following general risks:

        o Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the Federal Deposit Insurance Corporation or any other government agency.

        o Income/principal payment risk - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC APPEARS HERE]

                The bar chart shows you the performance of the Fund's Primary B Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.


                Call us at 1-800-621-2192 or contact your financial adviser for the Fund's current 7-day yield.


[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.


        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years

  Primary B Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.


                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.


[GRAPHIC APPEARS HERE]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                Primary B
Fees you pay directly                            Shares
        Maximum sales charge (load)
        when you buy your shares                 none
        Maximum deferred sales charge (load)
        when you sell your shares                none
        Ongoing fees and expenses deducted from
        the Fund's assets (the Fund's operating
        expenses)
        Management fees                           0.00%
        [Service fees                             0.00%]
        Other expenses                            0.00%
        Total annual fund operating expenses      0.00%
        Fee waivers and/or reimbursements         0.00%
        Total net expenses(1)                     0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o  you invest $10,000 in Primary B Shares of the Fund

        o your investment has a 5% return each year the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                     1 year     3 years     5 years     10 years

  Primary B Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC APPEARS HERE]

                 You'll find more about TradeStreet on page 00.

[GRAPHIC APPEARS HERE]

                Limits on investments

                This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

 NATIONS TAX EXEMPT FUND

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks a high level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund generally invests in a diversified portfolio of high quality money market instruments that, at the time of investment, have remaining maturities of 397 days or less.

 The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be high quality.


 The Fund may invest up to 20% of its assets in:

  o private activity bonds

  o taxable money market instruments, including repurchase agreements


 The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.


 The Fund will only buy first-tier securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issue of an instrument.

[GRAPHIC APPEARS HERE]

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

[GRAPHIC APPEARS HERE]

                The bar chart shows you the performance of the Fund's Primary B Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.


                Call us at 1-800-621-2192 or contact your financial adviser for the Fund's current 7-day yield.


[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Tax Exempt Fund has the following general risks:

        o Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by NationsBank, Bank of America, the Federal Deposit Insurance Corporation or any other government agency.

        o Income/principal payment risk - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income. The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available.

        o Tax considerations - Most of the dividends distributed by the Fund come from interest paid by municipal securities, and are generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities, or from realized capital gains is generally subject to federal, state and local taxes. The interest on private activity bonds may be treated as a specific tax preference item for investors who are subject to the federal alternative minimum tax.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

[GRAPHIC APPEARS HERE]

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

[GRAPHIC APPEARS HERE]

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years

  Primary B Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

                                                  Primary B
Fees you pay directly                              Shares

        Maximum sales charge (load)
        when you buy your shares                 none
        Maximum deferred sales charge(load)
        when you sell your shares                none
        Ongoing fees and expenses deducted from
        the Fund's assets (the Fund's operating
        expenses)
        Management fees                           0.00%
        [Service fees                             0.00%]
        Other expenses                            0.00%
        Total annual fund operating expenses      0.00%
        Fee waivers and/or reimbursements         0.00%
        Total net expenses(1)                     0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o  you invest $10,000 in Primary B Shares of the Fund

        o your investment has a 5% return each year the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                     1 year     3 years     5 years     10 years

  Primary B Shares     $000       $000        $000        $000

[GRAPHIC APPEARS HERE]

         OTHER IMPORTANT INFORMATION

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 0. The following are some other risks and information you should consider before you invest:

     o Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, the Federal Deposit Insurance Corporation or any other government agency. Your investment may lose money.

     o Affiliates of Bank of America are paid for the services they provide to the Funds.

     o Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the 1940 Act. Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       o may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days, but have demand features or guarantees that are less than 397 days.

       o must maintain an average dollar-weighted maturity of 90 days or less.

       o may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days.

       o may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or second-tier securities.

     o Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o Preparing for the year 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

       All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

       A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

[GRAPHIC APPEARS HERE]

                Banc of America Advisors, Inc.

                One Bank of America Plaza
                Charlotte, North Carolina 28255


[GRAPHIC APPEARS HERE]

         HOW THE FUNDS ARE MANAGED

 INVESTMENT ADVISER

 BAAI is the investment adviser to the money market funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.


 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation.


 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.


 BAAI has agreed to waive fees or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive or reimburse any fees or expenses after this date.


 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:



 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                         Maximum     Actual fee
                                        advisory      paid last
                                           fee       fiscal year

  Nations Prime Fund                       0.00         0.00
  Nations Treasury Fund                    0.00         0.00
  Nations Government Money Market Fund     0.00         0.00
  Nations Tax Exempt Fund                  0.00         0.00

[GRAPHIC APPEARS HERE]

                TradeStreet Investment
                Associates, Inc.

                One Bank of America Plaza
                Charlotte, North Carolina 28255


[GRAPHIC APPEARS HERE]

                Stephens Inc.

                111 Center Street
                Little Rock, Arkansas 72201


[GRAPHIC APPEARS HERE]

                First Data Investor Services Group, Inc.

                One Exchange Place Boston,
                Massachusetts 02109

 INVESTMENT SUB-ADVISERS
 Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.


 TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.


 Currently managing more than [$70] billion, TradeStreet has more than [140] institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.


 TradeStreet is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for each Fund.


Fund                                      TradeStreet Team

Nations Prime Fund                       Taxable Money Market Management Team
Nations Treasury Fund                    Taxable Money Market Management Team
Nations Government Money Market Fund     Taxable Money Market Management Team
Nations Tax Exempt Fund                  Tax-Exempt Money Market Management Team

 OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.


 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.10% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                Financial institutions and intermediaries may have different limits, charge other fees, or have different policies for buying, selling and exchanging shares than those described in this prospectus.

[GRAPHIC APPEARS HERE]

                A business day is any day that the Federal Reserve Bank of New York is open.

                The Federal Reserve Bank of New York is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


[GRAPHIC APPEARS HERE]

         BUYING, SELLING AND EXCHANGING SHARES

 In general, only financial institutions and intermediaries that have signed an agreement with us or Stephens can buy Primary B Shares for their own accounts or [fiduciary] client accounts. These include the following categories of investors:

  o Bank of America and its affiliates

  o banks

  o brokerage firms

  o mutual fund dealers

  o other financial institutions


 The minimum initial investment for each investor of record is $1,000. There is no minimum for additional investments.


 Investors don't pay any sales charges when they buy, sell or exchage Primary B Shares.


 Please contact your financial adviser, or call us at 1.800.621.2192 if you have any questions about how to place an order.


 HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times:

  o 3:00 p.m. Eastern time each business day for each share class of Nations Prime Fund and Nations Treasury Fund

  o 12:00 noon Eastern time each business day for each share class of Nations Government Money Market Fund and Nations Tax Exempt Fund


 First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.


 Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.


 VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the money market funds.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents by 3:00 p.m. for Nations Prime Fund and Nations Treasury Fund, or 12:00 noon for Nations Government Money Market Fund and Nations Tax Exempt Fund on a business day will receive that day's net asset value per share.


 Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We and Stephens may refuse any order. If this happens, we'll return any money we've received to the investor.


[GRAPHIC APPEARS HERE]

        BUYING SHARES

        Here are some general rules for buying shares:

          o Investors buy Primary B Shares at net asset value per share.

          o If we don't receive payment by 4:00 p.m. on the business day Stephens, First Data or their agents receive the order, we'll refuse the order and notify the investor. We'll return any payment for orders that we refuse or do not receive to the investor.

          o Investors are responsible for sending us orders for their clients and for ensuring that we receive payment on time. Telephone orders may be difficult to complete during periods of significant economic or market change.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Investors are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.


[GRAPHIC APPEARS HERE]

        SELLING SHARES

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire to investors on the same business day that Stephens, First Data or their agents receive the order.

          o We may take up to three business days to send the sale proceeds if we believe that an earlier payment could adversely affect the Fund.

          o [If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days, or until the check has cleared.]

          o Investors are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the 1940 Act, we can pay investors in securities or other property when they sell shares, or delay payment of the sale proceeds for up to seven days.

[GRAPHIC APPEARS HERE]

                You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

        WE MAY SELL SHARES:

          o if the value of an investor's account after the shares are sold falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if an investors tells us to sell the shares for a client under arrangements it has made with its clients

          o under certain other circumstances allowed under the 1940 Act.


[GRAPHIC APPEARS HERE]

        EXCHANGING SHARES

        Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.


        Here's how exchanges work:

          o Investors can exchange Primary B Shares of a Fund for Primary B Shares of all other Nations Funds.

          o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

          o Shares that are held in certificate form cannot be exchanged until First Data has received the certificate and deposited the shares to the investor's account.

          o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC APPEARS HERE]

                The financial institution or intermediary that buys shares for you is also referred to as the selling agent. Selling agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America, that have signed an agreement with us or Stephens.


                Conflict of interest restrictions may apply to financial institutions that receive compensation from us on fiduciary assets invested in Primary B Shares. Financial institutions should consult their legal advisers before investing in Primary B Shares.


                The selling agent may charge other fees related to services provided to your account.

[GRAPHIC APPEARS HERE]

         HOW SELLING AGENTS ARE PAID


 The selling agent may receive compensation in a number of ways when you invest in the Funds. The kind and amount of the compensation depends on which share class you choose.


 Selling agents may pay a portion of their compensation to their investment professionals, under their own arrangements.


 SHAREHOLDER SERVICING FEES
 Selling agents are compensated for the costs of providing services to investors.


 Selling agents may receive an annual shareholder servicing fee of up to 0.25% of the average daily net assets of Primary B Shares of the Funds.


 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment.


 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We may reduce or discontinue payments at any time.


 OTHER COMPENSATION
 Selling agents may also receive non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.


 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving [Banc of America Investments, Inc.], an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.


 [Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the shareholder servicing plan.] Stephens may cancel any compensation program at any time.


 BAAI may pay amounts from its own assets to Stephens or other financial institutions for administrative or distribution related services they provide to shareholders.

[GRAPHIC APPEARS HERE]

                The power of compounding

                You can choose to reinvest your distributions in additional shares of the same Fund and class.


                Reinvesting your distributions buys you more shares of a Fund
                 -- which lets you take advantage of the potential for compound growth.


                Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment.

[GRAPHIC APPEARS HERE]

         DISTRIBUTIONS AND TAXES

     ABOUT DISTRIBUTIONS
     A mutual fund can make money two ways:

     o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

     o A fund can also have capital gains if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.


 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares. This is called a distribution.


 Although the Funds do not expect to realize any capital gains, any capital gains, including net short-term capital gains, realized by a Fund will be distributed at least once a year.


 Nations Prime Fund and Nations Treasury Fund declare distributions of net investment income at 3:00 p.m. each business day. Nations Government Money Market Fund and Nations Tax Exempt Fund declare distribution of net investment income at 12:00 noon each business day. The Funds pay these distributions monthly.


 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the trade date of the purchase up to and including the day before the shares are sold.


 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses.


 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.


 [We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made.] If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

[GRAPHIC APPEARS HERE]

                This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.


[GRAPHIC APPEARS HERE]

                 For more information about
                 taxes, please see the SAI.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders will not be able to exclude a portion of these distributions from their taxable income.


 Although the Funds do not expect to realize any capital gains, distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gain.


 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.


 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.


 NATIONS TAX EXEMPT FUND
 In general, you will not be subject to federal income tax on distributions by Nations Tax Exempt Fund of its tax-exempt interest income. These distributions, however, may be subject to state or local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.


 The Fund does not intend to earn any taxable income or net capital gains. If it did, any distributions generally would be subject to tax.


 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you're otherwise subject to backup withholding.


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.


 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.


[GRAPHIC APPEARS HERE]

         FINANCIAL HIGHLIGHTS

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.


 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

NATIONS PRIME FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            Year ended      Year ended     Period ended      Period ended
Primary B Shares                             03/31/98        03/31/97       03/31/96(a)        5/31/95*
 Operating performance:
Net asset value, beginning of period          $ 1.00          $  1.00        $ 1.00           $ 1.00
Net investment income                          0.0522           0.0495        0.0447           0.0474
 Distributions:
Dividends from net investment income          (0.0522)        (0.0495)       (0.0447)         (0.0474)
Total dividends and distributions             (0.0522)        (0.0495)       (0.0447)         (0.0474)
 Net asset value, end of period               $ 1.00          $  1.00        $ 1.00           $ 1.00
Total return++                                 5.34  %          5.05  %       4.57  %          4.84  %
===========================================   ========        ========       ========         =========
 Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $ 8,132         $184,021       $96,305          $126,120
Ratio of operating expenses to average net
  assets                                       0.55  %          0.55  %       0.55  %+         0.55  %+
 Ratio of net investment income to average
  net assets                                   5.23  %          4.96  %       5.37  %+         4.98  %+
Ratio of operating expenses to average net
  assets without waivers and/or
  reimbursements                               0.60  %          0.60  %       0.62  %+         0.63  %+

                           * Nations Prime Fund Primary B Shares commenced operations on June 16, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.


NATIONS TREASURY FUND      FOR A SHARE OUTSTANDING THROUGH EACH PERIOD

                                          Year ended     Year ended     Period ended      Period ended
Primary B Shares                           03/31/98       03/31/97       03/31/96(a)       05/31/95*
 Operating performance:
Net asset value, beginning of period          $ 1.00         $ 1.00         $ 1.00           $ 1.00
Net investment income                          0.0506         0.0484         0.0437           0.0449
 Distributions:
Dividends from net investment income          (0.0506)       (0.0484)       (0.0437)#        (0.0449)#
Total dividends and distributions             (0.0506)       (0.0484)       (0.0437)         (0.0449)
 Net asset value, end of period               $ 1.00         $ 1.00         $ 1.00           $ 1.00
Total return++                                 5.18  %        4.96  %        4.46  %          4.56  %
===========================================   ========       ========       =========        =========
 Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $11,764        $55,170        $47,488          $56,815
Ratio of operating expenses to average net
  assets                                       0.55  %        0.55  %        0.55  %+         0.55  %+
 Ratio of net investment income to average
  net assets                                   5.06  %        4.84  %        5.27  %+         4.74  %+
Ratio of operating expenses to average net
  assets without waivers and/or
  reimbursements                               0.60  %        0.60  %        0.62  %+         0.60  %+

                           * Nations Treasury Fund Primary B Shares commenced operations on June 16, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
                           # Amount includes distributions from net realized gains of less than $0.0001 per share.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

NATIONS GOVERNMENT MONEY
MARKET FUND                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          Year ended     Year ended     Period ended     Year ended      Period ended
Primary B Shares                           03/31/98       03/31/97       03/31/96(a)      11/30/95        11/30/94*
 Operating performance:
Net asset value, beginning of period          $ 1.00         $ 1.00         $ 1.00           $ 1.00         $ 1.00
Net investment income                          0.0499         0.0478         0.0165           0.0533         0.0200
 Distributions:
Dividends from net investment income          (0.0499)       (0.0478)       (0.0165)         (0.0533)       (0.0200)#
Total dividends and distributions             (0.0499)       (0.0478)       (0.0165)         (0.0533)       (0.0200)
 Net asset value, end of period               $ 1.00         $ 1.00         $ 1.00           $ 1.00         $ 1.00
Total return++                                 5.12  %        4.93  %        1.66  %          5.45  %        2.02  %
===========================================   ========       ========       ========         ========       =========
 Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $ 1,812        $19,450        $31,581          $27,122        $72,747
Ratio of operating expenses to average net
  assets                                       0.55  %        0.55  %        0.55  %+         0.55  %        0.55  %+
 Ratio of net investment income to average
  net assets                                   5.00  %        4.78  %        4.95  %+         5.33  %        3.54  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.84  %        0.82  %        0.84  %+         0.82  %        0.84  %+

                           * Nations Government Money Market Fund Primary B Shares commenced operations on June 16, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount includes distributions from net realized gains of less than $0.0001 per share.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.


NATIONS TAX EXEMPT FUND    FOR A SHARE OUTSTANDING THROUGH EACH PERIOD

                                            Year ended     Year ended     Period ended     Year ended      Period ended
Primary B Shares                             03/31/98       03/31/97       03/31/96(a)      11/30/95        11/30/94*
 Operating performance:
Net asset value, beginning of period          $ 1.00         $ 1.00         $ 1.00           $ 1.00         $ 1.00
Net investment income                          0.0320         0.0300         0.0104           0.0335         0.0116
 Distributions:
Dividends from net investment income          (0.0320)       (0.0300)       (0.0104)         (0.0335)       (0.0116)
Total dividends and distributions             (0.0320)       (0.0300)       (0.0104)         (0.0335)       (0.0116)
 Net asset value, end of period               $ 1.00         $ 1.00         $ 1.00           $ 1.00         $ 1.00
Total return++                                 3.22  %        3.04  %        1.04  %          3.39  %        1.17  %
===========================================   ========       ========       ========         ========       ========
 Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $ 8,726        $13,151        $ 9,370          $11,666        $18,207
Ratio of operating expenses to average net
  assets                                       0.55  %        0.55  %        0.55  %+         0.55  %        0.52  %+
 Ratio of net investment income to average
  net assets                                   3.18  %        3.00  %        3.10  %+         3.37  %        2.34  %+
Ratio of operating expenses to average net
  assets without waivers                       0.81  %        0.80  %        0.83  %+         0.82  %        0.84  %+

                           * Nations Tax Exempt Fund Primary B Shares commenced operations on June 16, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

[GRAPHIC APPEARS HERE]

         TERMS USED IN THIS PROSPECTUS

 Asset-backed security - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.


 Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.


 Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.


 Capital gain (capital loss) - the difference between the purchase price of a security and its selling price. You realize a capital gain (or loss) when you sell a security for more (or less) than you paid for it.


 Commercial paper - a money market instrument issued by a large company.


 Common stock - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.


 Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.


 Corporate obligation - a money market instrument issued by a corporation or commercial bank.


 Debt security - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.


 Depositary receipts - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.


 Dollar roll transactions - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 Duration - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.


 Equity security - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.


 First-tier security - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.


 Fixed income security - an intermediate to long-term debt security that matures in more than one year.


 Foreign security - a debt or equity security issued by a foreign government or corporation.


 Futures contract - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.


 Guaranteed investment contract - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.


 High quality - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.


 Investment grade - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.


 Lehman 3-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 Lehman 7-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.


 Lehman Aggregate Bond Index - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.


 Lehman Corporate Bond Index - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.


 Lehman Government Bond Index - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.


 Lehman Intermediate Government Bond Index - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.


 Lehman Intermediate Treasury Index - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.


 Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.


 Merrill Lynch 1-3 Year Treasury Index - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.


 Money market instrument - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.


 Mortgage-backed security - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.


 Mortgage-related security - a debt security that is backed by a mortgage or pool of mortgages.


 Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.


 Non-diversified - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.


 Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.


 Pass-through certificate - an asset-backed security that passes income from the original borrower through an intermediary to investors.


 Preferred stock - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.


 Prerefunded bonds - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.


 Real Estate Investment Trust (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.


 Repurchase agreement - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.


 Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.


 Second-tier security - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.


 Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.


 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. government obligation - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.


 U.S. Treasury obligation - a debt security issued by the U.S. Treasury.


 Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

[GRAPHIC APPEARS HERE]

         WHERE TO FIND MORE INFORMATION

 You'll find more information about the Money Market Funds in the following documents:

[GRAPHIC APPEARS HERE]

        ANNUAL AND SEMI-ANNUAL REPORTS
        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.


[GRAPHIC APPEARS HERE]

        STATEMENT OF ADDITIONAL INFORMATION
        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


        You can obtain a free copy of these documents by contacting Nations
        Funds:


        By telephone: 1-800-621-2192


        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255


        On the Internet: www.nationsbank.com/nationsfund


        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.


        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1-800-SEC-0330
        HTTP://WWW.SEC.GOV


[NATIONS FUNDS LOGO APPEARS HERE]

SEC file numbers:
[Nations Fund Trust, 811-04305]


NF-00000-0/99

[GRAPHIC APPEARS HERE]

EQUITY FUNDS
PROSPECTUS -- PRIMARY B SHARES

                                                                  AUGUST 1, 1999

EQUITY FUNDS

NATIONS VALUE FUND
NATIONS EQUITY INCOME FUND
NATIONS DISCIPLINED EQUITY FUND
NATIONS MARSICO FOCUSED EQUITIES FUND
NATIONS MARSICO GROWTH & INCOME FUND
NATIONS BLUE CHIP FUND

INTERNATIONAL FUND

NATIONS INTERNATIONAL VALUE FUND

MANAGED INDEX FUNDS

NATIONS MANAGED INDEX FUND
NATIONS MANAGED SMALLCAP INDEX FUND

BALANCED FUNDS

NATIONS BALANCED ASSETS FUND
NATIONS ASSET ALLOCATION FUND

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GRAPHIC APPEARS HERE]
NOT FDIC
INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
[NATIONS FUNDS LOGO APPEARS HERE]
NATIONS FUNDS
INVESTMENTS FOR A LIFETIME(SM)

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                TERMS USED IN THIS PROSPECTUS

                IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND TERMS USED IN
                 THIS PROSPECTUS ON PAGE 0.

[GRAPHIC APPEARS HERE]

                FOR MORE INFORMATION

                YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

 This booklet, which is called a prospectus, tells you about some of the Nations Funds equity funds, international funds, managed index funds and balanced funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

 The equity, international and managed index funds focus on long-term growth by investing primarily in EQUITY SECURITIES. The equity funds invest primarily in equity securities of U.S. companies. The international fund invests primarily in equity securities of companies in countries around the world. The index funds are intended to match the characteristics of a specific stock market index like the S&P 500, by investing primarily in equity securities that are included in the index.

 EQUITIES have the potential to provide you with higher returns than many other kinds of investments, but there's also the risk that you'll lose money, or you may not earn as much as you expect. FOREIGN SECURITIES also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

 This makes the equity, international and managed index funds best suited for longer-term investment goals or as part of a balanced portfolio. They may also help protect against a loss of buying power that inflation can cause over time.

 The balanced funds invest in a mix of equity and FIXED INCOME SECURITIES, and MONEY MARKET INSTRUMENTS. These Funds may be suitable for investors who want the potential for both long-term growth and income, or who want a diversified portfolio in a single mutual fund.

 The Funds may not be suitable for investors who are not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities, who have short-term investment goals, or who are looking for a regular stream of income.

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 0.

 If you have any questions about the Funds, please call us at 1.800.621.2192 or contact your financial adviser.

[NATIONS FUNDS LOGO APPEARS HERE]
NATIONS FUNDS
INVESTMENTS FOR A LIFETIME(SM)

WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                BANC OF AMERICA ADVISORS, INC.

                BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED SUB-ADVISERS, WHICH ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 BAAI AND THE SUB-ADVISERS
                 STARTING ON PAGE 0.

                THE EQUITY FUNDS FOCUS ON LONG-TERM GROWTH BY INVESTING PRIMARILY IN EQUITY SECURITIES.

                THE INTERNATIONAL FUND INVESTS PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN COUNTRIES AROUND THE WORLD.

                THE MANAGED INDEX FUNDS ARE INTENDED TO MATCH THE
                CHARACTERISTICS OF A SPECIFIC MARKET INDEX LIKE THE S&P 500, BY INVESTING PRIMARILY IN EQUITY SECURITIES THAT ARE INCLUDED IN THE INDEX.

                THE BALANCED FUNDS INVEST IN A MIX OF EQUITY AND FIXED INCOME SECURITIES AND MONEY MARKET INSTRUMENTS.

[GRAPHIC APPEARS HERE]
About the funds
Equity Funds

NATIONS VALUE FUND                                                 4
Sub-adviser: TradeStreet Investment Associates, Inc.

-------------------------------------------------------
NATIONS EQUITY INCOME FUND                                         7
Sub-adviser: TradeStreet Investment Associates, Inc.

-------------------------------------------------------
NATIONS DISCIPLINED EQUITY FUND                                   11
Sub-adviser: TradeStreet Investment Associates, Inc.

-------------------------------------------------------
NATIONS MARSICO FOCUSED EQUITIES FUND                             14

Sub-adviser: Marsico Capital Management, LLC

-------------------------------------------------------
NATIONS MARSICO GROWTH & INCOME FUND                              17
Sub-adviser: Marsico Capital Management, LLC

-------------------------------------------------------
NATIONS BLUE CHIP FUND                                            21
Sub-adviser: Chicago Equity Partners Corporation
International Fund
NATIONS INTERNATIONAL VALUE FUND                                  24
Sub-adviser: Brandes Investment Partners, L.P.
Managed Index Funds
NATIONS MANAGED INDEX FUND                                        28
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------
NATIONS MANAGED SMALLCAP INDEX FUND                               32
Sub-adviser: TradeStreet Investment Associates, Inc.
Balanced Funds
NATIONS BALANCED ASSETS FUND                                      36
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------
NATIONS ASSET ALLOCATION FUND                                     40
Sub-advisers: TradeStreet Investment Associates, Inc.,
Chicago Equity Partners Corporation
-------------------------------------------------------
OTHER IMPORTANT INFORMATION                                       43

-------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                         45

[GRAPHIC APPEARS HERE]

    About your investment

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                           54
  Distributions and taxes                                         58
-------------------------------------------------------
FINANCIAL HIGHLIGHTS                                              60
-------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                     64
-------------------------------------------------------
WHERE TO FIND MORE INFORMATION                            BACK COVER


ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET) IS THIS FUND'S SUB-ADVISER. TRADESTREET'S VALUE MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]

                WHAT IS VALUE INVESTING?

                VALUE INVESTING MEANS LOOKING FOR "UNDERVALUED" COMPANIES -- QUALITY COMPANIES THAT MAY BE CURRENTLY OUT OF FAVOR AND SELLING AT A REDUCED PRICE, BUT THAT HAVE GOOD POTENTIAL TO INCREASE IN VALUE.

                THE MANAGEMENT TEAM USES FUNDAMENTAL ANALYSIS TO HELP DECIDE WHETHER THE CURRENT STOCK PRICE OF A COMPANY MAY BE LOWER THAN THE COMPANY'S TRUE VALUE, AND THEN LOOKS FOR THINGS THAT COULD TRIGGER A RISE IN PRICE, LIKE A NEW PRODUCT LINE, NEW PRICING OR A CHANGE IN MANAGEMENT. THIS TRIGGER IS OFTEN CALLED A "CATALYST."

 NATIONS VALUE FUND

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE

        This Fund seeks growth of capital by investing in companies that are believed to be undervalued.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES

        The Fund normally invests at least 65% of its assets in COMMON STOCKS of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million.

 The Fund also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses FUNDAMENTAL ANALYSIS to identify stocks of companies that it believes are undervalued. When selecting investments, the management team looks at, among other things:

  o the quality of the company

  o the company's projected earnings and dividends

  o the stock's PRICE-TO-EARNINGS RATIO relative to other stocks in the same industry or economic sector. The team believes that companies with lower price-to-earnings ratios are generally more likely to provide better opportunities for capital appreciation

  o the stock's potential to provide total return

  o the value of the stock relative to the overall stock market

 The team also looks for a "catalyst" for improved earnings. This could be, for example, a new product, new management or a new sales channel.

    The team tries to provide above-average returns while trying to avoid above-average risks.

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team:

  o may limit the number of buy and sell transactions it makes

  o will try to sell shares that have the lowest tax burden on shareholders

  o may offset capital gains by selling securities to realize a CAPITAL LOSS

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Value Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The management team chooses stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]


1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%     00%       00%      00%      00%      00%      00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                      1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%


        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                                          Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                      none
        Maximum deferred sales charge (load)
        when you sell your shares                                     none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                              0.00%
        Service fees                                                 0.00%
        Other expenses                                               0.00%
        Total annual fund operating expenses                         0.00%
        Fee waivers and/or reimbursements                            0.00%
        Total net expenses(1)                                        0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

           o you invest $10,000 in Primary B Shares of the Fund

           o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all of your shares at the end of the period, your costs would be:

                     1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]

                WHY INVEST IN AN EQUITY INCOME FUND?

                EQUITY INCOME FUNDS ARE GENERALLY CONSIDERED TO BE A MORE CONSERVATIVE EQUITY INVESTMENT BECAUSE THEY INVEST IN LARGE, WELL-ESTABLISHED COMPANIES THAT PAY REGULAR DIVIDENDS. THESE COMPANIES TEND TO BE LESS VOLATILE THAN OTHER KINDS OF COMPANIES.

 Nations Equity Income Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks current income and growth of capital by investing in companies with above-average DIVIDEND YIELDS.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests in 100 to 150 companies in a broad range of industries with market capitalizations of at least $5 billion. The Fund generally invests at least 65% of its assets in income-producing securities that are listed on a national exchange or are traded on an established OVER-THE-COUNTER MARKET, including COMMON STOCKS that pay dividends and CONVERTIBLE SECURITIES.

 The Fund tries to provide a higher yield than the stocks that are included in the S&P 500, and may invest in FIXED INCOME SECURITIES, PREFERRED STOCKS and WARRANTS to try to increase the income that it earns. Fixed income securities generally must be rated INVESTMENT GRADE at the time of investment, or can be unrated if the team believes they are of comparable quality at the time of investment. Up to 5% of the Fund's assets may be invested in fixed income securities rated below investment grade ("high yield" or "junk" bonds) if the team believes they have relatively low credit risk.

 The Fund may invest up to 20% of its assets in FOREIGN SECURITIES. It also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses a quantitative process based on FUNDAMENTAL ANALYSIS to identify stocks of companies whose earnings have the potential to grow. When selecting investments, the management team looks at, among other things:

  o value characteristics like book value, earnings yield and cash flow to compare what the team believes to be a stock's true value to its current market value

  o growth characteristics like price momentum, earnings growth and earnings acceleration to measure a stock's potential for growth

  o   a security's potential for above-average dividend yield

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team:

    o may limit the number of buy and sell transactions it makes

    o will try to sell shares that have the lowest tax burden on shareholders

    o may offset capital gains by selling securities to realize a CAPITAL LOSS

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Equity Income Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The management team chooses stocks that it believes have the potential for dividend growth and capital appreciation. There is a risk that dividend payments and the value of these investments will not rise as high as the team expects, or will fall.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]

1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            00%
  Worst: 0 quarter 1900:           00%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                       1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%


        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                        Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                   none
        Maximum deferred sales charge (load)
        when you sell your shares                                  none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                            0.00%
        Service fees                                               0.00%
        Other expenses                                             0.00%
        Total annual fund operating expenses                       0.00%
        Fee waivers and/or reimbursements                          0.00%
        Total net expenses(1)                                      0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

           o you invest $10,000 in Primary B Shares of the Fund

           o your investment has a 5% return each year

           o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:


                      1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]

                WHY USE A COMPUTER MODELING SYSTEM?

                THE MANAGEMENT TEAM USES A COMPUTER MODELING SYSTEM AS A KEY COMPONENT IN MANAGING THIS FUND. THE SYSTEM RANKS STOCKS BASED ON EARNINGS MOMENTUM AND VALUATION, WHICH HELPS THE TEAM CHOOSE STOCKS THAT HAVE THE POTENTIAL TO GENERATE ATTRACTIVE RETURNS.

 Nations Disciplined Equity Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests at least 65% of its assets in COMMON STOCKS of large and medium-sized U.S. companies. These companies typically have a market capitalization of $1 billion or more.

 The Fund may invest up to 20% of its assets in FOREIGN SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses a computer modeling system to help construct a portfolio of 40 to 60 securities diversified across industry sectors. Each security selected for investment by the Fund is in the top quartile of the securities ranked by the team's quantitative model for earnings momentum and in the top third of securities ranked by the model on a valuation basis.

 When selecting investments, the team looks for attractively priced securities with increasing earnings. It uses QUANTITATIVE ANALYSIS to:

  o identify companies with improving profit potential and increasing earnings

  o identify companies with favorable PRICE-TO-EARNINGS RATIOS

  o identify companies with positive earnings trends. In general, these companies also tend to experience favorable trends in their stock prices

  o rank the attractiveness of EQUITY SECURITIES based on a "multi-factor" valuation model, a computer modeling system that takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth compared with its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry

 The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS it distributes to shareholders. For example, the team:

  o may limit the number of buy and sell transactions it makes

  o will try to sell shares that have the lowest tax burden on shareholders

  o may offset capital gains by selling securities to realize a CAPITAL LOSS

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Disciplined Equity Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team uses a quantitative approach to select investments it believes are attractively valued and whose earnings per share are likely to increase. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FOREIGN INVESTMENT RISK - Although the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]

1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%


 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

 AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%


        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                                         Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                    none
        Maximum deferred sales charge (load)
        when you sell your shares                                   none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                             0.00%
        Service fees                                                0.00%
        Other expenses                                              0.00%
        Total annual fund operating expenses                        0.00%
        Fee waivers and/or reimbursements                           0.00%
        Total net expenses(1)                                       0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS THIS FUND'S SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 MARSICO CAPITAL AND
                 MR. MARSICO ON PAGE 00.

[GRAPHIC APPEARS HERE]

                WHAT IS A FOCUSED FUND?

                A FOCUSED FUND CONCENTRATES ITS INVESTMENTS IN A SMALL NUMBER OF COMPANIES WITH EARNINGS THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY. THIS FUND FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

                BECAUSE A FOCUSED FUND HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS, THIS FUND CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

 Nations Marsico Focused Equities Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks long-term growth of capital.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 65% of its assets in COMMON STOCKS of large companies. The Fund, which is NON-DIVERSIFIED, generally holds a core position of 20 to 30 of common stocks.

 The Fund may invest up to 25% of its assets in FOREIGN SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

  o Products, markets or technologies in flux that can result in extraordinary growth

  o Strong brand franchises that can take advantage of a changing global environment

  o Global reach that can allow the Fund to take advantage of a broader range of investment opportunities. Not limiting itself to the markets of a single country can also help the Fund reduce risk.

  o They are moving with, not against, the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Marsico Focused Equities Fund has the following general risks:

  o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it may hold fewer securities than other kinds of equity funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. The value of this Fund will tend to have greater price swings than the value of more diversified equity funds. There also is a risk that the value of

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC APPEARS HERE]

                FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO, SEE HOW THE FUNDS ARE MANAGED.

           the Fund's investments will not rise as high as Marsico Capital expects, or will fall. The Fund may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FOREIGN INVESTMENT RISK - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]

1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%




  BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


  AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%


        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                         Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                     none
        Maximum deferred sales charge (load)
        when you sell your shares                                    none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                              0.00%
        Service fees                                                 0.00%
        Other expenses                                               0.00%
        Total annual fund operating expenses                         0.00%
        Fee waivers and/or reimbursements                            0.00%
        Total net expenses(1)                                        0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                MARSICO CAPITAL IS THIS FUND'S SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 MARSICO CAPITAL AND
                 MR. MARSICO ON PAGE 00.

[GRAPHIC APPEARS HERE]

                WHY INVEST IN A GROWTH AND INCOME FUND?

                GROWTH AND INCOME FUNDS CAN INVEST IN A MIX OF EQUITY AND FIXED INCOME SECURITIES. THIS CAN HELP REDUCE VOLATILITY AND PROVIDES THE FUND WITH THE FLEXIBILITY TO SHIFT AMONG SECURITIES THAT OFFER THE POTENTIAL FOR HIGHER RETURNS.

                WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER SECURITIES THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS AND MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

 Nations Marsico Growth & Income Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks long-term growth of capital with a limited emphasis on income.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests up to 75% of its assets in EQUITY SECURITIES that are believed to have significant growth potential and at least 25% of its assets in equity and FIXED INCOME SECURITIES that are believed to have income potential. The Fund generally holds 35 to 50 securities and emphasizes large-capitalization COMMON STOCKS.

 Marsico Capital may shift assets between growth and income securities based on its analysis of market, financial and economic conditions. It will emphasize growth securities if it believes they will provide better returns than the yields available or expected on income-producing securities. If Marsico Capital believes it appropriate to do so, it may also reduce investments in growth securities to 25% of the Fund's assets.

 Since income is a part of the Fund's investment objective, Marsico Capital may consider a company's anticipated dividends when selecting equity securities. The Fund is not, however, designed to produce a consistent level of income. It may also find opportunities for capital growth from fixed income securities because of expected changes in interest rates, credit rating, currency exchange rates or other factors.

 The Fund may hold up to 25% of its assets in FOREIGN SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

  o Products, markets or technologies in flux that can result in extraordinary growth

  o Strong brand franchises that can take advantage of a changing global environment

  o Global reach that can allow the Fund to take advantage of a broader range of investment opportunities. Not limiting itself to the markets of a single country can also help the Fund reduce risk.

  o They are moving with, not against, the major social, economic and cultural shifts taking place in the world

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Marsico Growth & Income Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Marsico Capital uses an investment strategy that tries to identify equities with growth or income potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise and to rise when interest rates fall. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o FOREIGN INVESTMENT RISK - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC APPEARS HERE]

                FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO, SEE HOW THE FUNDS ARE MANAGED.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]

1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%


  BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


  AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%


        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                       Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                   none
        Maximum deferred sales charge (load)
        when you sell your shares                                  none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                            0.00%
        Service fees                                               0.00%
        Other expenses                                             0.00%
        Total annual fund operating expenses                       0.00%
        Fee waivers and/or reimbursements                          0.00%
        Total net expenses(1)                                      0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

      EXAMPLE

      This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


ABOUT THE EQUITY FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER" FUND. FEEDER FUNDS INVEST ALL OF THEIR ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER FUND" OR "MASTER PORTFOLIO."

                BAAI IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND CHICAGO EQUITY PARTNERS CORPORATION (CHICAGO EQUITY) IS ITS SUB-ADVISER. CHICAGO EQUITY'S EQUITY MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 CHICAGO EQUITY ON PAGE 0.

[GRAPHIC APPEARS HERE]

                WHAT IS A BLUE CHIP FUND?

                BLUE CHIP FUNDS ARE GENERALLY CONSIDERED TO BE A MORE CONSERVATIVE EQUITY INVESTMENT BECAUSE BLUE CHIP COMPANIES TEND TO BE LESS VOLATILE THAN OTHER KINDS OF COMPANIES.

 Nations Blue Chip Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks to achieve long-term capital appreciation through investments in blue chip stocks.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund invests all of its assets in Nations Blue Chip Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio normally invests at least 65% of its assets in blue chip stocks. These are stocks of well established, nationally known companies that have a long record of profitability and a reputation for quality management, products and services.

 The Master Portfolio primarily invests in blue chip stocks that are included in the S&P 500, but may invest up to 15% of its assets in stocks that are not included in the index. It usually holds approximately 100 stocks.

 The Master Portfolio may also invest 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team uses QUANTITATIVE ANALYSIS to build a portfolio that matches the industry, sector, style and capitalization characteristics of the S&P 500. The team will vary the Portfolio's holdings to try to provide higher returns than the S&P 500 while maintaining a level of risk similar to that of the index.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Blue Chip Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The Master Portfolio uses quantitative analysis to select blue chip stocks that are believed to have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as expected, or will fall.

     o STOCK MARKET RISK - The value of the stocks the Master Portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

     o INVESTING IN THE MASTER PORTFOLIO - Other mutual funds and investors can buy shares in the Master Portfolio. For example, the World Horizon U.S. Equity Fund, which is also managed by BAAI or its affiliates, invests all of its assets in the Master Portfolio.

          All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other investors in the Master Portfolio will have different shares prices and returns than the Fund because they all have different sales charges, and ongoing administrative and other expenses.

          The Fund can withdraw its entire investment from the Master Portfolio if the Board of Trustees of Nations Institutional Reserves believes it's in the best interest of the Fund to do so. It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid. The Fund might also have to pay brokerage, tax or other charges.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]

1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%


 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

 AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%


        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                                         Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                    none
        Maximum deferred sales charge (load)
        when you sell your shares                                   none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)(1)
        Management fees                                             0.00%
        Service fees                                                0.00%
        Other expenses                                              0.00%
        Total annual fund operating expenses                        0.00%
        Fee waivers and/or reimbursements                           0.00%
        Total net expenses(2)                                       0.00%


      (1)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
        This example assumes:

          o you invest $10,000 in Primary B Shares of the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


ABOUT THE INTERNATIONAL FUND
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                 BRANDES INVESTMENT PARTNERS, L.P. (BRANDES) IS THIS FUND'S SUB-ADVISER. BRANDES' [LARGE CAP INVESTMENT COMMITTEE] MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 BRANDES ON PAGE 0.

[GRAPHIC APPEARS HERE]

                WHAT IS THE GRAHAM AND DODD APPROACH TO INVESTING?

                BENJAMIN GRAHAM IS WIDELY REGARDED AS THE FOUNDER OF THIS CLASSIC VALUE APPROACH TO INVESTING AND A PIONEER IN MODERN SECURITY ANALYSIS. IN HIS 1934 BOOK, SECURITY ANALYSIS, CO-WRITTEN BY DAVID DODD, GRAHAM INTRODUCED THE IDEA THAT STOCKS SHOULD BE CHOSEN BY IDENTIFYING THE "TRUE" LONG- TERM -- OR INTRINSIC -- VALUE OF A COMPANY BASED ON MEASURABLE DATA.

                THE TEAM FOLLOWS THIS APPROACH, LOOKING AT EACH STOCK AS THOUGH IT'S A BUSINESS THAT'S FOR SALE. BY BUYING STOCKS AT WHAT IT BELIEVES ARE FAVORABLE PRICES, THE FUND LOOKS FOR THE POTENTIAL FOR GROWTH OVER THE BUSINESS CYCLE.

 Nations International Value Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers, including emerging markets countries.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests at least 65% of its assets in foreign companies anywhere in the world that have a market capitalization of more than $1 billion at the time of investment. The Fund typically invests in at least three countries other than the United States at any one time.

 Securities the Fund invests in are principally COMMON STOCKS, PREFERRED STOCKS, CONVERTIBLE SECURITIES, shares of closed-end investment companies, and DEPOSITARY RECEIPTS.

 It may also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team uses the "Graham and Dodd" value approach to selecting securities and managing the Fund. The team invests in a company when its current price appears to be below its true long-term -- or intrinsic -- value.

 The team uses FUNDAMENTAL ANALYSIS to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

 The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

[GRAPHIC APPEARS HERE]

               LIMITS ON INVESTMENTS

               TO HELP MANAGE RISK, THE FUND HAS CERTAIN LIMITS ON ITS INVESTMENTS. THESE LIMITS APPLY AT THE TIME AN INVESTMENT IS
               MADE:

               o THE FUND WILL NORMALLY INVEST NO MORE THAN 5% OF ITS ASSETS
                 IN A SINGLE SECURITY.

               o IT MAY NOT INVEST MORE THAN:

                    o 20% OF ITS ASSETS IN A SINGLE COUNTRY OR INDUSTRY, OR, IF
                      HIGHER,

                    o 150% OF THE WEIGHTING OF A SINGLE COUNTRY OR INDUSTRY IN
                      THE MSCI EAFE INDEX (TO A MAXIMUM OF 25% OF ITS ASSETS IN A SINGLE INDUSTRY, OTHER THAN U.S. GOVERNMENT SECURITIES).

               o IT GENERALLY MAY NOT INVEST MORE THAN 20% OF ITS ASSETS IN EMERGING MARKETS OR DEVELOPING COUNTRIES.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND IN
                 THE SAI.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations International Value Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The management team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the manager expects, or will fall.

     o FOREIGN INVESTMENT RISK - Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use FUTURES CONTRACTS to convert currencies and to hedge against changes in foreign currency exchange rates. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER INTERNATIONAL FUNDS MANAGED BY BRANDES, SEE HOW THE FUNDS ARE MANAGED.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]

1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%


 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  MSCI EAFE Index      0.00%        0.00%       0.00%


        The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index) is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                                        Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                   none
        Maximum deferred sales charge (load)
        when you sell your shares                                  none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                            0.00%
        Service fees                                               0.00%
        Other expenses                                             0.00%
        Total annual fund operating expenses                       0.00%
        Fee waivers and/or reimbursements                          0.00%
        Total net expenses(1)                                      0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
        This example assumes:

          o you invest $10,000 in Primary B Shares of the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


ABOUT THE MANAGED INDEX FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]

                WHAT IS A MANAGED INDEX FUND?

                A MANAGED INDEX FUND COMBINES THE BENEFITS OF TRADITIONAL INDEX FUNDS -- RELATIVELY LOW COSTS AND LOW PORTFOLIO TURNOVER -- WITH ACTIVE MANAGEMENT.

                WITH A MANAGED INDEX FUND, THE PORTFOLIO MANAGER STARTS WITH THE STOCKS OF A SPECIFIC MARKET INDEX -- IN THIS CASE, THE S&P 500 -- AND THEN TRIES TO ACHIEVE HIGHER RETURNS THAN THE INDEX BY EMPHASIZING STOCKS IN THE INDEX THAT ARE EXPECTED TO GENERATE THE HIGHEST RETURNS.

                THERE IS NO ASSURANCE THAT ACTIVE MANAGEMENT WILL RESULT IN A HIGHER RETURN THAN THE INDEX.

 Nations Managed Index Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P 500. The S&P 500 is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P 500. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500 while reducing the risk of underperforming the index over time. The Fund usually holds 300 to 400 of the stocks included in the index. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. The team uses QUANTITATIVE ANALYSIS to:

  o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth when comparing a stock with others in the same industry.

  o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

 The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called CROSSING NETWORKS that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team may:

  o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate.

  o may offset capital gains by selling securities to realize a CAPITAL LOSS. This will reduce capital gains distributions.

  o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC APPEARS HERE]

 RISKS AND OTHER THINGS TO CONSIDER
 Nations Managed Index Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team chooses stocks that it believes have the potential for higher growth than the S&P 500. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use FUTURES CONTRACTS periodically to manage LIQUIDITY. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC APPEARS HERE]

                FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER INDEX FUNDS MANAGED BY TRADESTREET, SEE HOW THE FUNDS ARE MANAGED.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]
1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%

  BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  S&P 500              0.00%        0.00%       0.00%


        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

[GRAPHIC APPEARS HERE]

        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                         Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                    none
        Maximum deferred sales charge (load)
        when you sell your shares                                   none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                             0.00%
        Service fees                                                0.00%
        Other expenses                                              0.00%
        Total annual fund operating expenses                        0.00%
        Fee waivers and/or reimbursements                           0.00%
        Total net expenses(1)                                       0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

      This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
      This example assumes:

      o you invest $10,000 in Primary B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


ABOUT THE MANAGED INDEX FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S STRUCTURED PRODUCTS MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]

                WHAT IS THE S&P SMALLCAP 600?

                THE S&P SMALLCAP 600 IS DESIGNED TO BE A BENCHMARK OF THE PERFORMANCE OF SMALL CAPITALIZATION STOCKS. IT INCLUDES 600 U.S. STOCKS CHOSEN BY S&P BASED ON MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP.

 Nations Managed SmallCap Index Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Composite Stock Price Index (S&P SMALLCAP 600).

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund normally invests at least 80% of its assets in COMMON STOCKS that are included in the S&P SmallCap 600.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P SmallCap 600. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P SmallCap 600 while reducing the risk of underperforming the index over time. The Fund usually holds 400 to 500 of the stocks included in the index. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P SmallCap 600. It uses QUANTITATIVE ANALYSIS to:

  o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

  o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

     The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called CROSSING NETWORKS that allow it to try to make trades at better prices and reduced commission rates.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team may:

  o try to shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

  o may offset capital gains by selling securities to realize a CAPITAL LOSS. This will reduce capital gains distributions

  o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Managed SmallCap Index Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team chooses stocks that it believes have the potential for higher growth than the S&P SmallCap 600. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, for example, because they trade less frequently and in lower volumes.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o FUTURES RISK - This Fund may use FUTURES CONTRACTS to manage LIQUIDITY. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC APPEARS HERE]

                FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER INDEX FUNDS MANAGED BY TRADESTREET, SEE HOW THE FUNDS ARE MANAGED.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]

1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


 AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                            1 year      5 years     10 years
  Primary B Shares           0.00%        0.00%       0.00%
  S&P SmallCap 600           0.00%        0.00%       0.00%


        The S&P SmallCap 600 (Standard & Poor's SmallCap 600) Index is an index of 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group. The S&P SmallCap 600 is designed to be a benchmark of the performance of small capitalization stocks.

[GRAPHIC APPEARS HERE]

 WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                                         Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                     none
        Maximum deferred sales charge (load)
        when you sell your shares                                    none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                              0.00%
        Service fees                                                 0.00%
        Other expenses                                               0.00%
        Total annual fund operating expenses                         0.00%
        Fee waivers and/or reimbursements                            0.00%
        Total net expenses(1)                                        0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
        This example assumes:

        o you invest $10,000 in Primary B Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                     1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


ABOUT THE BALANCED FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S VALUE MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]

                WHAT IS A BALANCED FUND?

                A BALANCED FUND INVESTS IN A MIX OF EQUITY AND FIXED INCOME SECURITIES, AND MONEY MARKET INSTRUMENTS.

                EACH OF THESE "ASSET CLASSES" HAS DIFFERENT RISK/RETURN CHARACTERISTICS. COMBINING THEM IN ONE FUND CAN HELP REDUCE RISK AND INCREASE RETURNS BECAUSE AT LEAST ONE ASSET CLASS SHOULD HAVE THE POTENTIAL TO BE A STRONGER PERFORMER REGARDLESS OF MARKET CONDITIONS.

                BALANCED FUNDS LIKE THIS ONE CAN PROVIDE A DIVERSIFIED ASSET MIX FOR YOU IN A SINGLE INVESTMENT.

 Nations Balanced Assets Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks total return by investing in equity and fixed income securities.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund invests in a mix of EQUITY and FIXED INCOME SECURITIES, and MONEY MARKET INSTRUMENTS.

 Equity securities the Fund invests in are primarily COMMON STOCK of seasoned companies believed to be financially strong.

 Fixed income securities normally make up at least 25% of the Fund's assets. Fixed income securities the Fund invests in are primarily bonds, notes and MORTGAGE-BACKED and ASSET-BACKED SECURITIES issued by U.S. companies and government entities.

 Money market instruments the Fund invests in are principally CASH
 EQUIVALENTS.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The management team uses asset allocation as its principal investment approach. The team allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class. The team evaluates:

  o current economic and financial market conditions in the U.S. and abroad

  o current interest rate trends

  o earnings and dividend prospects for common stocks

  o the overall stability of financial markets

 The team may change the Fund's asset allocation to try to increase returns and reduce risk.

 The team selects individual investments using the following process:

  o For the equity portion of the Fund, the team uses fundamental research and valuation analysis.

  o For the fixed income portion of the Fund, the team selects securities rated INVESTMENT GRADE at the time of investment. The team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

  o For the money market portion of the Fund, the team chooses high-quality securities primarily to provide LIQUIDITY.

 The management team may use various tax strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team:

  o may limit the number of buy and sell transactions it makes

  o will try to sell shares that have the lowest tax burden on shareholders

  o may offset capital gains by selling securities to realize a CAPITAL LOSS

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Balanced Assets Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

     o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. Government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]
1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%


 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


 AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                       1 year      5 years     10 years
        Primary B Shares                0.00%        0.00%       0.00%
        S&P 500                         0.00%        0.00%       0.00%
        Lehman Aggregate Bond Index     0.00%        0.00%       0.00%


        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

        The Lehman Aggregate Bond Index is an index of fixed income securities issued by the U.S. government and its agencies, and by corporations.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                                         Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                    none
        Maximum deferred sales charge (load)
        when you sell your shares                                   none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                             0.00%
        Service fees                                                0.00%
        Other expenses                                              0.00%
        Total annual fund operating expenses                        0.00%
        Fee waivers and/or reimbursements                           0.00%
        Total net expenses(1)                                       0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
        This example assumes:

        o you invest $10,000 in Primary B Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                      1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


ABOUT THE BALANCED FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISERS

                THIS FUND IS MANAGED BY TWO SUB-ADVISERS: TRADESTREET AND CHICAGO EQUITY. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE ASSET ALLOCATION DECISIONS FOR THE FUND, AS WELL AS THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FIXED INCOME AND MONEY MARKET PORTIONS. CHICAGO EQUITY'S EQUITY MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE EQUITY PORTION OF THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 TRADESTREET AND CHICAGO EQUITY,
                 STARTING ON PAGE 0.

[GRAPHIC APPEARS HERE]

                WHAT IS AN ASSET ALLOCATION FUND?

                THIS ASSET ALLOCATION FUND INVESTS IN A MIX OF EQUITY AND FIXED INCOME SECURITIES, AND CASH EQUIVALENTS.

                EACH OF THESE "ASSET CLASSES" HAS DIFFERENT RISK/RETURN CHARACTERISTICS. THE PORTFOLIO MANAGEMENT TEAM CHANGES THE MIX BASED ON ITS ASSESSMENT OF THE EXPECTED RISKS AND RETURNS OF EACH CLASS.

                ASSET ALLOCATION FUNDS LIKE THIS ONE CAN PROVIDE A DIVERSIFIED ASSET MIX FOR YOU IN A SINGLE INVESTMENT.

     Nations Asset Allocation Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund invests in a mix of EQUITY and FIXED INCOME SECURITIES, and CASH EQUIVALENTS.

        Equity securities the Fund invests in are primarily COMMON STOCK of blue chip companies. These companies are well established, nationally known companies that have a long record of profitability and a reputation for quality management, products and services.

        Fixed income securities the Fund invests in are primarily investment grade bonds and notes. The Fund normally invests at least 25% of its assets in SENIOR SECURITIES. The Fund may also invest up to 35% of its assets in MORTGAGE-BACKED and ASSET-BACKED SECURITIES.

        The Fund may invest up to 25% of its assets in FOREIGN SECURITIES.

        The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team uses asset allocation as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

 For the equity portion of the Fund, the portfolio management team uses QUANTITATIVE ANALYSIS to build a portfolio that matches the industry, sector, style and capitalization characteristics of the S&P 500. The team will vary these holdings to try to provide higher returns than the S&P 500 while maintaining a level of risk similar to that of the index.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S PRIMARY B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Asset Allocation Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

     o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods. There is a risk that the value of the blue chip stocks the Fund holds will not rise as high as the team expects, or will fall.

     o FOREIGN INVESTMENT RISK - Although the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

     o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]

1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                      1 year      5 years     10 years
  Primary B Shares     0.00%        0.00%       0.00%
  [benchmark]          0.00%        0.00%       0.00%


  [benchmark description]

[GRAPHIC APPEARS HERE]

  WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                                         Primary B Shares

        Maximum sales charge (load)
        when you buy your shares                                     none
        Maximum deferred sales charge (load)
        when you sell your shares                                    none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                              0.00%
        Service fees                                                 0.00%
        Other expenses                                               0.00%
        Total annual fund operating expenses                         0.00%
        Fee waivers and/or reimbursements                            0.00%
        Total net expenses(1)                                        0.00%


      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE

        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.
        This example assumes:

          o you invest $10,000 in Primary B Shares of the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                     1 year     3 years     5 years     10 years
  Primary B Shares     $000       $000        $000        $000


[GRAPHIC APPEARS HERE]

     Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

     o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o FOREIGN INVESTMENT RISK - The Funds may invest up to 00% of their assets in FOREIGN SECURITIES, except Nations Marsico Focused Equities Fund, Nations Marsico Growth & Income Fund and Nations Asset Allocation Fund, which can invest up to 25% of their assets in foreign securities, and Nations International Value Fund, which can invest all of its assets in foreign securities. Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from a lack of LIQUIDITY; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

          Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Pacific Basin and the Far East, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

     o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PORTFOLIO TURNOVER - A Fund that replaces -- or turns over -- more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of CAPITAL GAINS to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. The annual portfolio turnover rate for Nations Managed Index Fund and Nations Managed SmallCap Index Fund is expected to be no more than 25%. You'll find the portfolio turnover rate for each Fund in the FINANCIAL HIGHLIGHTS.

     o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

           All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

           A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues. Funds that invest in foreign securities may be at greater risk because the computer systems of many foreign issuers, governments or other entities may not be ready for the year 2000.

[GRAPHIC APPEARS HERE]

                BANC OF AMERICA ADVISORS, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255

[GRAPHIC APPEARS HERE]

         How the Funds are managed

 INVESTMENT ADVISER
 BAAI is the investment adviser to the equity, international, managed index and balanced funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation. Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                          Maximum     Actual fee
                                         advisory      paid last
                                            fee       fiscal year

  Nations Value Fund                        0.00         0.00
  Nations Equity Income Fund                0.00         0.00
  Nations Disciplined Equity Fund           0.00         0.00
  Nations Marsico Focused Equities Fund     0.00         0.00
  Nations Marsico Growth & Income Fund      0.00         0.00
  Nations Blue Chip Fund                    0.00         0.00
  Nations International Value Fund          0.00         0.00
  Nations Managed Index Fund                0.00         0.00
  Nations Managed SmallCap Index Fund       0.00         0.00
  Nations Balanced Assets Fund              0.00         0.00
  Nations Asset Allocation Fund             0.00         0.00

[GRAPHIC APPEARS HERE]

                TRADESTREET INVESTMENT
                ASSOCIATES, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255

 INVESTMENT SUB-ADVISERS
 Nations Funds and BAAI have engaged investment sub-advisers to provide day-to-day portfolio management for the Funds. These sub-advisers function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

 TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

 Currently managing more than [$70] billion, TradeStreet has more than 140 institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

 TradeStreet is the investment sub-adviser to the Funds shown in the table below. TradeStreet also makes the asset allocation decisions and the day-to-day investment decisions for the fixed income and money market portions of the Nations Asset Allocation Fund. The table tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for the other Funds.


Fund                                      TradeStreet Team

  Nations Value Fund                      Value Management Team
  Nations Equity Income Fund              Structured Products Management Team
  Nations Disciplined Equity Fund         Structured Products Management Team
  Nations Managed Index Fund              Structured Products Management Team
  Nations Managed SmallCap Index Fund     Structured Products Management Team
  Nations Balanced Assets Fund            Value Management Team
  Nations Asset Allocation Fund           Fixed Income Management Team for the
                                          fixed income and money market portions
                                          of the Fund


 PERFORMANCE OF OTHER FUNDS AND ACCOUNTS MANAGED BY TRADESTREET

 Nations Managed Index Fund and Nations Managed SmallCap Index Fund have been in operation since 1996. The tables below are designed to show you how similar index funds and composites of accounts managed by TradeStreet performed in the past.

 The Enhanced S&P 500 Composite has an investment objective, policies and strategies that are similar to Nations Managed Index Fund.

 The table below shows the returns for Nations Managed Index Fund and the composite compared with the S&P 500 and the Lipper S&P 500 Index Funds Average for the periods ending December 31, 1998. The Lipper S&P 500 Index Funds average measures the average performance of mutual funds with similar objectives monitored by Lipper Inc. during the periods shown. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998


                                     Enhanced                       Lipper
                    Nations           S&P 500                        S&P 500
                 Managed Index         Index          S&P 500      Index Funds
                    Fund (%)       Composite (%)     Index (%)     Average (%)
  one year            0.00              0.00            0.00          0.00
  three years          --               0.00            0.00          0.00
  five years           --               0.00            0.00          0.00
  since inception
  (July 31, 1996)     0.00              0.00            0.00          0.00

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998


                                                               Lipper
           Nations         Enhanced                           S&P 500
        Managed Index       S&P 500                         Index Funds
  Year    Fund (%)       Composite (%)      S&P 500 (%)     Average (%)

  1998      0.00              0.00              0.00            0.00
  1997     33.46             33.42             33.23           32.61
  1996       --              24.12             23.08           22.30
  1995       --              37.84             37.45           36.82
  1994       --               0.69              1.31            0.90
  1993       --              10.52              9.99            9.52
  1992       --               5.55              7.64            7.12
  1991       --              30.86             30.56           29.65
  1990       --              -1.52             -3.15           -3.57
  1989       --              34.28             31.55           30.58

 This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The composite includes accounts, including pooled funds, managed by TradeStreet. Bank of America and its predecessors managed these accounts before TradeStreet was formed in 1995. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the accounts had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of TradeStreet.

 The Enhanced Small Cap Index Composite has an investment objective, policies and strategies that are similar to Nations Managed SmallCap Index Fund.

 The table below shows the returns for Nations Managed SmallCap Index Fund and the composite compared with the S&P SmallCap 600 for the periods ending December 31, 1998. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998


                        Nations           Enhanced
                        Managed          Small Cap            S&P
                    SmallCap Index         Index           SmallCap
                        Fund (%)        Composite (%)       600 (%)
  one year               0.00               0.00              0.00
  three years             --                0.00              0.00
  five years              --                0.00              0.00
  since inception
  (October 15, 1996)     0.00               0.00              0.00

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998


                Nation            Enhanced
                Managed          Small Cap         S&P
            SmallCap Index         Index         SmallCap
 Year           Fund (%)        Composite (%)     600 (%)

  1998          0.00               0.00              0.00
  1997          0.00               0.00              0.00
  1996           --                0.00              0.00
  1995           --                0.00              0.00
  1994           --                0.00              0.00
  1993           --                0.00              0.00
  1992           --                0.00              0.00
  1991           --                0.00              0.00
  1990           --                0.00              0.00
  1989           --                0.00              0.00

 This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

[GRAPHIC APPEARS HERE]

                MARSICO CAPITAL
                MANAGEMENT, LLC

                1200 17TH STREET
                SUITE 1300
                DENVER, COLORADO 80202

 The composite includes accounts, including pooled funds, managed by TradeStreet. Bank of America and its predecessors managed these accounts before TradeStreet was formed in 1995. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the accounts had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of TradeStreet.

 MARSICO CAPITAL MANAGEMENT, LLC
 Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser, specializing in large capitalization stocks, and currently has [$65] billion in assets under management.

 Marsico Management Holdings, LLC, a wholly owned subsidiary of Bank of America, owns 50% of the equity of Marsico Capital.

     Marsico Capital is the investment sub-adviser to:

          o Nations Marsico Focused Equities Fund

          o Nations Marsico Growth & Income Fund

 THOMAS F. MARSICO, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for these Funds. Before forming the company, Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation. He has more than 20 years of experience as a securities analyst and portfolio manager.

 PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund have been in operation since December 31, 1997, so they have a short performance history. The tables below are designed to show you how similar equity funds managed by Thomas Marsico performed in the past.

 The Janus Twenty Fund has an investment objective, policies and strategies that are very similar to Nations Marsico Focused Equities Fund. Mr. Marsico managed the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $6 billion in net assets on August 11, 1997.

 The table below shows the returns for the Janus Twenty Fund compared with the S&P 500 for the periods ending August 7, 1997. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

 AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997


                                                Janus Twenty
                                                  Fund (%)      S&P 500 (%)
  one year                                         48.21           46.41
  three years                                      32.07           30.63
  five years                                       20.02           20.98

  during the period of Mr. Marsico's management
  (January 31, 1988 to August 7, 1997)             23.38           18.20

 This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Janus Growth and Income Fund has an investment objective, policies and strategies that are very similar to Nations Marsico Growth & Income Fund. Mr. Marsico managed the Janus Growth and Income Fund from its inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $1.7 billion in net assets on August 11, 1997.

[GRAPHIC APPEARS HERE]

                CHICAGO EQUITY PARTNERS CORPORATION

                231 SOUTH LASALLE
                CHICAGO, ILLINOIS 60697

[GRAPHIC APPEARS HERE]

                BRANDES INVESTMENT
                PARTNERS, L.P.

                12750 HIGH BLUFF DRIVE
                SAN DIEGO, CALIFORNIA 92130

 The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The S&P 500 is a broadly based index of 500 large U.S. companies. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997


                                                Janus Growth
                                                 and Income
                                                   Fund (%)      S&P 500 (%)
  one year                                         47.77           46.41
  three years                                      31.13           30.63
  five years                                       21.16           20.98

  during the period of Mr. Marsico's management
  (May 31, 1991 to August 7, 1997)                 21.19           18.59

 This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 CHICAGO EQUITY PARTNERS CORPORATION
 Chicago Equity is a wholly owned subsidiary of Bank of America. Chicago Equity is the investment sub-adviser to Nations Blue Chip Master Portfolio and is one of two sub-advisers to Nations Asset Allocation Fund.

 Chicago Equity's Equity Management Team is responsible for making the day-to-day investment decisions for Nations Blue Chip Master Portfolio and for the equity portion of Nations Asset Allocation Fund.

 BRANDES INVESTMENT PARTNERS, L.P.
 Founded in 1974, Brandes is an investment advisory firm with 37 investment professionals who manage more than $20 billion in assets. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.

 Brandes is the investment sub-adviser to Nations International Value Fund. Brandes' [Large Cap Investment Committee] is responsible for making the day-to-day investment decisions for the Fund.

 PERFORMANCE OF OTHER INTERNATIONAL EQUITY FUNDS MANAGED BY BRANDES
 Nations International Value Fund has been in operation since [1900,] so it has a short performance history. The table below is designed to show you how a similar composite of international equity accounts managed by Brandes performed over a longer period in the past.

 The Brandes composite has an investment objective, policies and strategies that are similar to Nations International Value Fund.

 The table below shows the returns for the Brandes composite compared with the MSCI EAFE INDEX for the periods ending December 31, 1998. The MSCI EAFE Index is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                   Brandes        MSCI EAFE
                 Composite (%)     Index (%)
  one year           0.00              0.00
  three years        0.00              0.00
  five years         0.00              0.00
  since inception
  (0, 0 , 0)         0.00              0.00

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998


           Brandes           MSCI EAFE
         Composite (%)       Index (%)

  1998       0.00               0.00
  1997      20.00               1.78
  1996      16.34               6.05
  1995      13.75              11.21
  1994      (2.98)              7.78
  1993      40.86              32.56
  1992       6.28             (12.17)
  1991      40.17              12.13

 This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The Brandes composite includes Brandes International Equity Fund and international equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds must pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of Brandes.

[GRAPHIC APPEARS HERE]

                STEPHENS INC.

                111 CENTER STREET
                LITTLE ROCK, ARKANSAS 72201

[GRAPHIC APPEARS HERE]

                FIRST DATA INVESTOR
                SERVICES GROUP, INC.

                ONE EXCHANGE PLACE
                BOSTON, MASSACHUSETTS 02109

 OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee for their services, plus certain out of pocket expenses. The fee is paid monthly, and is calculated as an annual percentage of the average daily net assets of the Funds, as follows:


  Domestic Equity Funds     0.23%
  International Funds       0.22%


 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.

                A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE
                (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE), USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

                THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL
                HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

[GRAPHIC APPEARS HERE]

 Buying, selling and exchanging shares

 In general, only financial institutions and intermediaries that sign an agreement with us or Stephens can buy Primary B Shares. These investors include:

  o Bank of America, its affiliates

  o brokerage firms

  o mutual fund dealers

  o other financial institutions

 The minimum initial investment for each investor of record is $1,000. There is no minimum for additional investments.

 Investors don't pay any sales charges when they buy, sell or exchange Primary B Shares.

 Please contact your financial adviser, or call us at 1.800.621.2192 if you have any questions about how to place an order.

 HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

 VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We may refuse any order. If this happens, we'll return any money we've received to the investor.

[GRAPHIC APPEARS HERE]

        BUYING SHARES

        Here are some general rules for buying shares:

          o   Investors buy Primary B Shares at net asset value per share.

          o If we don't receive payment within three business days of receiving an order, we'll refuse the order and notify the investor. We'll return any payment for orders that we refuse or do not receive to the investor.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time. Telephone orders may be difficult to complete during periods of significant economic or market change.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[GRAPHIC APPEARS HERE]

        SELLING SHARES

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire to investors within three business days after Stephens, First Data or their agents receive the order.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the 1940 Act, we can pay investors in securities or other property when they sell shares, or delay payment of the sale proceeds for up to seven days.

        We may sell shares:

          o if the value of an investor's account after the shares are sold falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o   under certain other circumstances allowed under the 1940 Act.

[GRAPHIC APPEARS HERE]

        YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

[GRAPHIC APPEARS HERE]

        EXCHANGING SHARES

        Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.

        Here's how exchanges work:

          o Investors can exchange Primary B Shares of a Fund for Primary B Shares of all other Nations Funds.

          o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

          o Shares that are held in certificate form cannot be exchanged until First Data has received the certificate and deposited the shares to the investor's account.

          o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC APPEARS HERE]

                FINANCIAL INSTITUTIONS AND INTERMEDIARIES ARE ALSO REFERRED TO AS SELLING AGENTS.

                CONFLICT OF INTEREST RESTRICTIONS MAY APPLY TO FINANCIAL INSTITUTIONS THAT RECEIVE COMPENSATION FROM US ON FIDUCIARY ASSETS INVESTED IN PRIMARY B SHARES. FINANCIAL INSTITUTIONS SHOULD CONSULT THEIR LEGAL ADVISERS BEFORE INVESTING IN PRIMARY B SHARES.

                THE SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED TO YOUR ACCOUNT.

[GRAPHIC APPEARS HERE]

         How selling agents are paid

 The selling agent usually receives compensation when you invest in the Funds. The kind and amount of the compensation depends on the share class you invest in.

 Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 SHAREHOLDER ADMINISTRATION FEES
 Selling agents are compensated for providing administration and other services to investors.

 Selling agents may receive an annual shareholder administration fee of up to 0.60% of the average daily net assets of Primary B Shares of the Funds. Part of this fee -- but no more than 0.25% of the average daily net assets of Primary B Shares of the Funds -- can be applied to servicing fees.

 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment.

 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We may reduce or discontinue payments at any time.

 OTHER COMPENSATION
 Selling agents may also receive non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.

 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

 Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the administration plan. Stephens may cancel any compensation program at any time.

 BAAI may pay amounts from its own assets to Stephens or other financial institutions for administrative or distribution related services they provide to shareholders.

[GRAPHIC APPEARS HERE]

                THE POWER OF COMPOUNDING

                YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.

                REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

                PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.

[GRAPHIC APPEARS HERE]

Distributions and taxes

 ABOUT DISTRIBUTIONS
 A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

     The frequency of distributions of net investment income vary by Fund:


                                                Frequency of
Fund                                        income distributions

 Nations Value Fund                               monthly
 Nations Equity Income Fund                       monthly
 Nations Disciplined Equity Fund                  monthly
 Nations Marsico Focused Equities Fund           quarterly
 Nations Marsico Growth & Income Fund            quarterly
 Nations Blue Chip Fund                          quarterly
 Nations International Value Fund                 annually
 Nations Managed Index Fund                       monthly
 Nations Managed SmallCap Index Fund             quarterly
 Nations Balanced Assets Fund                    quarterly
 Nations Asset Allocation Fund                   quarterly

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the TRADE DATE of the purchase, as long as it's at least one day before a distribution is declared, up to the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

[GRAPHIC APPEARS HERE]

                THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

[GRAPHIC APPEARS HERE]

                 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you want to receive your distributions you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes [and distributes] the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income, including net foreign currency gains and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders may be able to exclude a portion of these distributions from their taxable income.

 Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o   the IRS informs us that you are otherwise subject to backup withholding.

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

 FOREIGN TAXES
 Mutual funds that maintain most of their portfolio in foreign securities -- like Nations International Value Fund -- have special tax considerations. You'll generally be required to:

  o include in your gross income your proportional amount of foreign taxes paid by the fund

  o   treat this amount as foreign taxes you paid directly

  o either deduct this amount when calculating your income, or subject to certain conditions and limitations, claim this amount as a foreign tax credit against your federal income tax liability

 In general, you can claim up to $300 ($600 if you're filing jointly) as a foreign tax credit.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC APPEARS HERE]

 Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

NATIONS VALUE FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEAR ENDED         PERIOD ENDED
PRIMARY B SHARES                                  03/31/98#           03/31/97*
OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 17.87            $ 17.19
Net investment income                                 0.11               0.14
Net realized and unrealized gain/(loss) on
 investments                                          6.01               2.10
Net increase/(decrease) in net asset value from
 operations                                           6.12               2.24
 DISTRIBUTIONS:
Dividends from net investment income                ( 0.07)            ( 0.14)
Distributions from net realized capital gains       ( 3.94)            ( 1.42)
 Total dividends and distributions                  ( 4.01)            ( 1.56)
Net asset value, end of period                      $ 19.98            $ 17.87
 TOTAL RETURN++                                      38.09%             13.20%
================================================    =======            =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $   0 (b)          $27,586
 Ratio of operating expenses to average net
 assets                                              1.45%(a)          1.47%+(a)
Ratio of net investment income to average net
 assets                                              0.54%             1.01%+
Portfolio turnover rate                                79%               47%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                      1.45%(a)           1.47%+(a)

 *Nations Value Fund Primary B Shares commenced operations on June 28, 1996. +Annualized.
 ++Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges. #Per share net investment income has been calculated using the monthly average share method.
 (a)The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursments, was less than 0.01%.
 (b)Amount represents less than $1,000.

NATIONS CAPITAL GROWTH FUND                       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEAR ENDED            PERIOD ENDED
PRIMARY B SHARES                                      03/31/98#             03/31/97*#
OPERATING PERFORMANCE:

Net asset value, beginning of period                   $ 11.68                 $ 13.96
Net investment income/(loss)                             (0.05)                 (0.01)
Net realized and unrealized gain on investments           5.25                    1.12
Net increase in net asset value from operations           5.20                    1.11
DISTRIBUTIONS:
Dividends from net investment income                        --                      --
Distributions from net realized capital gains            (3.68)                  (3.39)
 Total dividends and distributions                       (3.68)                  (3.39)
 Net asset value, end of period                         $13.20                 $ 11.68
TOTAL RETURN++                                           52.99%                   7.07%
==================================================     =======                 =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $  271                  $12,367
Ratio of operating expenses to average net
 assets                                                   1.45%(a)(b)              1.46%+(b)
 Ratio of net investment income/(loss) to average
 net assets                                             (0.37)%                  (0.11)%+
Portfolio turnover rate                                    113%                      75%
 Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                           1.45%(a)                 1.46%+

*Nations Capital Growth Fund Primary B Shares commenced operations on June 28,
 1996.
+Annualized.
++Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#Per share net investment income has been calculated using the monthly average share method.
(a)The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS DISCIPLINED EQUITY FUND                       FOR A SHARE OUTSTANDING THROUGH EACH PERIOD

                                                       YEAR ENDED            PERIOD ENDED
PRIMARY B SHARES                                       03/31/98#              03/31/97*

OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 18.47                 $ 17.84
Net investment income/(loss)                              (0.03)                   0.03
Net realized and unrealized gain/(loss) on
investments                                                7.96                    2.15
Net increase/(decrease) in net asset value from
 operations                                                7.93                    2.18
 DISTRIBUTIONS:
Dividends from net investment income                         --                   (0.04)
Distributions from net realized capital gains             (4.23)                  (1.51)
 Return of capital                                           --                      --
Total dividends and distributions                         (4.23)                 (1.55)
 Net asset value, end of period                         $ 22.17                 $ 18.47
TOTAL RETURN++                                            48.44%                  12.13%
===================================================     =======                 =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $    0 (c)              $1,121
Ratio of operating expenses to average net assets          1.48%(a)(b              1.54%+(a)
 Ratio of net investment income/(loss) to average
 net assets                                                 (0.13%)                0.20%+
Portfolio turnover rate                                        79%                  120%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements               1.48%(a)(b)           1.54%+

 *Nations Disciplined Equity Fund Primary B Shares commenced operations on
 June 28, 1996.
 +Annualized.
 ++Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 #Per share net investment income has been calculated using the monthly average share method.
 (a)The effect of interest expense on the operating expense ratio was less tha 0.01%.
 (b)The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (c)Amount represents less than $1,000.

NATIONS MANAGED INDEX FUND                            FOR A SHARE OUTSTANDING THROUGH EACH PERIOD
                                                        PERIOD ENDED

PRIMARY B SHARES                                          03/31/98*
OPERATING PERFORMANCE:
Net asset value, beginning of period                      $ 14.52
Net investment income                                        0.14
Net realized and unrealized gain on investments              2.73
Net increase in net asset value from operations              2.87

DISTRIBUTIONS:
Dividends from net investment income                        (0.13)
Distributions from net realized capital gains               (0.15)
 Total dividends and distributions                          (0.28)
Net asset value, end of period                            $  17.11
 TOTAL RETURN++                                              18.24%

====================================================   ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                      $      3
 Ratio of operating expenses to average net assets            1.00%+(a)(b)
Ratio of net investment income to average net assets          0.76%+
 Portfolio turnover rate                                        30%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements                1.30%+(a)


*Nations Managed Index Fund Primary B Shares commenced operations on September 4, 1997.
+Annualized.
++Total return represents aggregate total return for the period indicated and does not reflect thededuction of any applicable sales charges.
(a)The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MANAGED SMALLCAP INDEX FUND                   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        YEAR ENDED          PERIOD ENDED
PRIMARY B SHARES                                         03/31/98            03/31/97*

 OPERATING PERFORMANCE:

Net asset value, beginning of period                     $  9.83                $ 10.00
Net investment income                                       0.00                   0.02
Net realized and unrealized gain/(loss) on
 investments                                                4.58                  (0.17)
Net increase/(decrease) in net asset value from
 operations                                                 4.58                  (0.15)
 DISTRIBUTIONS:
Dividends from net investment income                       (0.01)                 (0.02)
Distributions from net realized capital gains              (0.31)                   --
 Total dividends and distributions                         (0.32)                 (0.02)
Net asset value, end of period                           $ 14.09                $  9.83
 TOTAL RETURN++                                            47.04%                 (1.51)%
====================================================     =======                =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                     $  160                 $   86
Ratio of operating expenses to average net assets          1.00%(a)(b)            1.00%+
Ratio of net investment income to average net assets       0.02%                  0.55%+
 Portfolio turnover rate                                     62%                    18%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements             1.52%(a)               1.71%+

*Nations Managed SmallCap Index Fund Primary B
Shares commenced operations on October 15, 1996
+Annualized.
++Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a)The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

[GRAPHIC APPEARS HERE]

       Terms used in this prospectus

 ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 BARRA INDEX(1) - an index of approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

 BARRA SMALLCAP INDEX(1) - an index of approximately 375 common stocks from the S&P 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 600.

 CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You REALIZE a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 CONVERTIBLE DEBT - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 DIVIDEND YIELD - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.

 FUNDAMENTAL ANALYSIS - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 LIQUIDITY - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 MSCI EAFE INDEX - Morgan Stanley Capital International Europe, Australasia and Far East Index, an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

 MUNICIPAL DEBT SECURITY - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

            (1)S&P and BARRA have not reviewed any stock included in the S&P
               500, S&P 600, BARRA Index or BARRA SmallCap Index for its investment merit. S&P and BARRA determine and calculate their indexes independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indexes to track stock market performance. S&P and BARRA make no guarantees about the indexes, any data included in them and the suitability of the indexes or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of the McGraw-Hill Companies, Inc.

 NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 OVER-THE-COUNTER MARKET - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PRICE-TO-EARNINGS RATIO (P/E RATIO) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 QUANTITATIVE ANALYSIS - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 RIGHT - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 S&P 500(1) - Standard & Poor's 500 Composite Stock Price Index, an index of 500 common stocks chosen by S&P on a statistical basis.

 S&P 600(1) - Standard & Poor's SmallCap 600 Index, is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

 SENIOR SECURITY - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury.

 WARRANT - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

[GRAPHIC APPEARS HERE]

         Where to find more information

 You'll find more information about the Equity Funds, International Fund, Managed Index Funds and Balanced Funds in the following documents:

[GRAPHIC APPEARS HERE]

        ANNUAL AND SEMI-ANNUAL REPORTS
        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC APPEARS HERE]

        STATEMENT OF ADDITIONAL INFORMATION
        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.621.2192

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        HTTP://WWW.SEC.GOV

[NATIONS FUND LOGO APPEARS HERE]
NATIONS FUNDS
INVESTMENTS FOR A LIFETIME(SM)

SEC file numbers:
Nations Fund Trust, 811-04305

NF-00000-8/99

[GRAPHIC]



MONEY MARKET FUNDS
PROSPECTUS  --  INVESTOR A SHARES

                                                                 AUGUST 1, 1999

Money Market Funds
NATIONS PRIME FUND
NATIONS TREASURY FUND
NATIONS GOVERNMENT MONEY MARKET FUND
NATIONS TAX EXEMPT FUND

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-----------------
NOT FDIC INSURED
-----------------
MAY LOSE VALUE
-----------------
NO BANK GUARANTEE
-----------------

[LOGO]
NATIONS
  FUNDS

INVESTMENTS FOR A LIFETIME(SM)

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

                TERMS USED IN THIS PROSPECTUS

                IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.

                 YOU'LL FIND TERMS USED IN
                 THIS PROSPECTUS on page 0.

                FOR MORE INFORMATION

                YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

 This booklet, which is called a prospectus, tells you about some of the Nations Funds money market funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

 The Funds seek to provide income while protecting your original investment by investing in MONEY MARKET INSTRUMENTS. Money market instruments include short-term DEBT SECURITIES that are either government issued or guaranteed, or have relatively low risk. However, your investment and return aren't guaranteed. Your return will vary as short-term interest rates change. Over time, the return on these Funds may be lower than the return on other kinds of mutual funds or investments.

 This makes these Funds best suited for investors who are looking for a low risk investment with stability of principal, or have short-term income needs. These Funds may not be suitable for investors who are looking for higher returns, or are more comfortable with bank deposits that are FDIC insured.


 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 0.


 If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.


[LOGO]
NATIONS
  FUNDS
INVESTMENTS FOR A LIFETIME(SM)

WHAT'S INSIDE
--------------------------------------------------------------------------------

                BANC OF AMERICA ADVISORS, INC.

                BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-
                ADVISER -- TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

                 YOU'LL FIND MORE ABOUT
                 BAAI AND TRADESTREET
                 STARTING ON PAGE 0.

                THE MONEY MARKET FUNDS SEEK TO PROVIDE INCOME WHILE PROTECTING YOUR INVESTMENT BY INVESTING IN MONEY MARKET INSTRUMENTS.

[GRAPHIC]
ABOUT THE FUNDS
MONEY MARKET FUNDS
NATIONS PRIME FUND                                                4
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS TREASURY FUND                                             7
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND                             10
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS TAX EXEMPT FUND                                          13
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      16
-------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                        18


[GRAPHIC]
ABOUT YOUR INVESTMENT
INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                          20
  How selling agents are paid                                    29
  Distributions and taxes                                        30
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             32
-------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                    37
-------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                           BACK COVER

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

                 YOU'LL FIND MORE ABOUT
                 TRADESTREET ON PAGE 00.

                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

 NATIONS PRIME FUND

[GRAPHIC]
INVESTMENT OBJECTIVE

        This Fund seeks the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.

[GRAPHIC]
        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality
         MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.


     These instruments consist primarily of:

  o COMMERCIAL PAPER

  o BANK OBLIGATIONS

  o short-term CORPORATE OBLIGATIONS, including instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, including PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in, or debt instruments backed by, the securities and other assets owned by these issuers

  o GUARANTEED INVESTMENT CONTRACTS

  o short-term taxable MUNICIPAL SECURITIES

  o REPURCHASE AGREEMENTS secured by FIRST-TIER SECURITIES or U.S. GOVERNMENT OBLIGATIONS


 The Fund may also invest in other money market funds, consistent with its investment objective and strategies. The Fund may invest more than 25% of its assets in obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks, when the portfolio management team believes market conditions warrant it.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC]
        RISKS AND OTHER THINGS TO CONSIDER

        Nations Prime Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.



[GRAPHIC]
        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC TABLE APPEARS HERE]


        1900     1900       1900     1900       1900     1900       1900
        ----     ----       ----     ----       ----     ----       ----

        00%      00%        00%      00%        00%      00%        00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               0%
        Worst: 0 quarter 1900:              0%
        [Year-to-date return as of 00:     0%]


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                            1 year      5 years     10 years

       Investor A Shares     0.00%        0.00%       0.00%

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC]
        WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                                          Investor A Shares

        Maximum sales charge (load)
        when you buy your shares                                       none
        Maximum deferred sales charge
        (load) when you sell your shares                               none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                0.00%
        Distribution (12b-1) and service fees                          0.00%
        Other expenses                                                 0.00%
        Total annual fund operating expenses                           0.00%
        Fee waivers and/or reimbursements                              0.00%
        Total net expenses1                                            0.00%


        1The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.



        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Investor A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:


                             1 year     3 years     5 years     10 years

        Investor A Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

                 YOU'LL FIND MORE ABOUT
                 TRADESTREET ON PAGE 00.

                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.


 NATIONS TREASURY FUND


[GRAPHIC]
        INVESTMENT OBJECTIVE

        This Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.

[GRAPHIC]
        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.

 These instruments include U.S. TREASURY OBLIGATIONS, and REPURCHASE AGREEMENTS and REVERSE REPURCHASE AGREEMENTS secured by U.S Treasury obligations. The Fund also invests in obligations whose principal and interest are backed by the U.S. government.

 The Fund normally invests at least 65% of its assets in U.S. Treasury obligations and repurchase agreements. The Fund may also invest in other money market funds, consistent with its investment objective and policies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC]
        RISKS AND OTHER THINGS TO CONSIDER

        Nations Treasury Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC]
        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC TABLE APPEARS HERE]

        1900     1900       1900     1900       1900     1900       1900
        ----     ----       ----     ----       ----     ----       ----

        00%      00%        00%      00%        00%      00%        00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:                0%
        Worst: 0 quarter 1900:               0%
        [Year-to-date return as of 0:     0.00%]

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                   1 year      5 years     10 years

        Investor A Shares           0.00%        0.00%       0.00%

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[GRAPHIC]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                                     Investor A
Fees you pay directly                                                  Shares

        Maximum sales charge (load)
        when you buy your shares                                       none
        Maximum deferred sales charge (load)
        when you sell your shares                                      none
        Ongoing fees and expenses deducted from the Fund's
        assets
        (the Fund's operating expenses)
        Management fees                                               0.00%
        Distribution (12b-1) and service fees                         0.00%
        Other expenses                                                0.00%
        Total annual fund operating expenses                          0.00%
        Fee waivers and/or reimbursements                             0.00%
        Total net expenses1                                           0.00%


        1The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.



        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Investor A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:


                             1 year     3 years     5 years     10 years

        Investor A Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

                 YOU'LL FIND MORE ABOUT
                 TRADESTREET ON PAGE 00.

                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00
                 AND IN THE SAI.


 NATIONS GOVERNMENT MONEY MARKET FUND


[GRAPHIC]
        INVESTMENT OBJECTIVE

        This Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

[GRAPHIC]
        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS, that at the time of investment, have remaining maturities of 397 days or less.

 These instruments consist primarily of U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in other money market funds, consistent with its investment objective and policies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.


[GRAPHIC]
        RISKS AND OTHER THINGS TO CONSIDER

        Nations Government Money Market Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC]
        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC TABLE APPEARS HERE]

        1900     1900       1900     1900       1900     1900       1900
        ----     ----       ----     ----       ----     ----       ----

        00%      00%        00%      00%        00%      00%        00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:                0%
        Worst: 0 quarter 1900:               0%
        [Year-to-date return as of 0:     0.00%]


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998



                             1 year      5 years     10 years

        Investor A Shares     0.00%        0.00%       0.00%

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                                       Primary B
Fees you pay directly                                                   Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge
        (load) when you sell your shares                                 none
        Ongoing fees and expenses deducted from the Fund's
        assets
        (the Fund's operating expenses)
        Management fees                                                 0.00%
        Distribution (12b-1) and service fees                           0.00%
        Other expenses                                                  0.00%
        Total annual fund operating expenses                            0.00%
        Fee waivers and/or reimbursements                               0.00%
        Total net expenses1                                             0.00%

        1The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.



        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Investor A Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:


                             1 year     3 years     5 years     10 years

        Investor A Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

 NATIONS TAX EXEMPT FUND

[GRAPHIC]
        INVESTMENT OBJECTIVE

        This Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[GRAPHIC]
        PRINCIPAL INVESTMENT STRATEGIES

        The Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.


 The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES, which pay interest that is free from federal income tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be HIGH QUALITY.

     The Fund may invest up to 20% of its assets in:

  o PRIVATE ACTIVITY BONDS

  o taxable money market instruments, including REPURCHASE AGREEMENTS


 The Fund may also invest in instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, including PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issue of an instrument.

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC]
        RISKS AND OTHER THINGS TO CONSIDER

        Nations Tax Exempt Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income. The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund come from interest paid by municipal securities, and are generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. The interest on private activity bonds may be treated as a specific tax preference item for investors who are subject to the federal alternative minimum tax.


[GRAPHIC]
        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC TABLE APPEARS HERE]

        1900     1900       1900     1900       1900     1900       1900
        ----     ----       ----     ----       ----     ----       ----

        00%      00%        00%      00%        00%      00%        00%



        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


        Best: 0 quarter 1900:                0%
        Worst: 0 quarter 1900:               0%
        [Year-to-date return as of 0:     0.00%]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                             1 year      5 years     10 years

        Investor A Shares     0.00%        0.00%       0.00%


[GRAPHIC]
        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                                          Investor A Shares
        Maximum sales charge (load)
        when you buy your shares                                     none
        Maximum deferred sales charge (load)
        when you sell your shares                                    none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                              0.00%
        Distribution (12b-1) and service fees                        0.00%
        Other expenses                                               0.00%
        Total annual fund operating expenses                         0.00%
        Fee waivers and/or reimbursements                            0.00%
        Total net expenses1                                          0.00%

        1The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

     o  you invest $10,000 in Investor A Shares of the Fund

     o  your investment has a 5% return each year

     o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:


                         1 year     3 years     5 years     10 years

  Investor A Shares     $000       $000        $000        $000

[GRAPHIC]
         OTHER IMPORTANT INFORMATION

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

     o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

     o SPECIAL RULES FOR MONEY MARKET FUNDS - Money market funds must comply with Rule 2a-7 under the 1940 Act. Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        o may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days, but have demand features or guarantees that are less than 397 days.

        o  must maintain an average dollar-weighted maturity of 90 days or less.

        o may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a FIRST-TIER SECURITY for up to three business days.

        o may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or SECOND-TIER SECURITIES.

     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.


        All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.


        A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

                BANC OF AMERICA ADVISORS, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255


[GRAPHIC]
         HOW THE FUNDS ARE MANAGED

     INVESTMENT ADVISER
 BAAI is the investment adviser to the money market funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive or reimburse any fees or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:


     ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                             Maximum     Actual fee
                                            advisory      paid last
                                               fee       fiscal year

  Nations Prime Fund                          0.00         0.00
  Nations Treasury Fund                       0.00         0.00
  Nations Government Money Market Fund        0.00         0.00
  Nations Tax Exempt Fund                     0.00         0.00

                TRADESTREET INVESTMENT
                ASSOCIATES, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255


                STEPHENS INC.

                111 CENTER STREET
                LITTLE ROCK, ARKANSAS 72201


                FIRST DATA INVESTOR
                SERVICES GROUP, INC.

                ONE EXCHANGE PLACE
                BOSTON, MASSACHUSETTS 02109


     INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.


     TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.


 Currently managing more than [$70] billion, TradeStreet has more than [140] institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.


 TradeStreet is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for each Fund.


Fund                                       TradeStreet Team
  Nations Prime Fund                       Taxable Money Market Management Team
  Nations Treasury Fund                    Taxable Money Market Management Team
  Nations Government Money Market Fund     Taxable Money Market Management Team
  Nations Tax Exempt Fund                  Tax-Exempt Money Market Management Team

     OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.


 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.10% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

                WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA, THAT HAVE SIGNED AN AGREEMENT WITH US OR STEPHENS.


                IF YOU DON'T HAVE AN INVESTMENT PROFESSIONAL, CALL US AT
                1.800.321.7854. WE'LL BE PLEASED TO RECOMMEND INVESTMENT PROFESSIONALS IN YOUR AREA.


                YOUR SELLING AGENT MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.


[GRAPHIC]
         BUYING, SELLING AND EXCHANGING SHARES

     Investor A Shares of the Funds are available to the following investors:

        o investors who buy the Funds through certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency or asset allocation accounts

        o directors, officers and employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries

        o individuals investing a distribution received from a [Bank of America] trust account and certain other rollovers or distributions received from [Bank of America] fiduciary accounts

        o current Investor A shareholders who bought Investor A Shares before August 1, 1997

        o investors who buy shares through a cash sweep option on a brokerage or similar account

        o investors who buy shares through a mutual fund "supermarket"

        o investors, other than those listed above, who invest $1 million or more in the Nations Funds Family through a selling agent. Investors can qualify for the $1 million minimum investment by combining the value of all assets they own in the Nations Funds Family (except money market funds, index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund)

        o employee benefit plans making an initial investment of $1 million or more in the Nations Funds Family


 You can invest in the Funds through your selling agent or directly from Nations Funds. You don't pay any sales charges when you buy, sell or exchange Investor A Shares of the Funds.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1.800.321.7854.

 The table on the next page summarizes some key information about buying, selling and exchanging shares. These are described in more detail on the following pages.

 Please contact your investment professional or selling agent, or call us at
 1.800.321.7854 if you have any questions about how to place an order or set up one of our automatic plans.

                          Ways to
                        buy, sell or             How much you can buy,
                          exchange                 sell or exchange                            Other things to know
                     ----------------- ---------------------------------------- -------------------------------------------------
 Buying shares       In a lump sum     minimum initial investment:              There is no limit to the amount you can invest
                                       o $1,000 for regular accounts            in Investor A Shares.
                                       o $500 for traditional and Roth IRA
                                         accounts
                                       o [$250 for non-working spousal IRAs]
                                       o [$000 for education IRAs]
                                       o $250 for certain fee-based accounts
                                       o no minimum for certain retirement
                                         plan accounts like 401(k) plans and
                                         SEP accounts, but other restrictions
                                         apply.
                                       minimum additional investment:
                                       o $100 for all accounts
-------------------- ----------------- ---------------------------------------- -------------------------------------------------
                      Using our         minimum initial investment:             You can buy shares monthly, twice a month or
                     Systematic        o $100                                   quarterly, using automatic transfers from your
                     Investment Plan   minimum additional investment:           bank account.
                                       o $50
-------------------- ----------------- ---------------------------------------- -------------------------------------------------
 Selling shares      In a lump sum     o you can sell up to $50,000 of your     We usually send you or your selling agent the
                                         shares by telephone, otherwise there   sale proceeds on the same day that we receive
                                         are no limits to the amount you can    your order.
                                         sell
                                       o other restrictions may apply to
                                         withdrawals from retirement plan
                                         accounts
-------------------- ----------------- ---------------------------------------- -------------------------------------------------
                      Using our free   o minimum $250 per check                 You can write checks for free. You can only use
                     checkwriting                                               checks to make partial withdrawals from a
                     service                                                    Fund. You can't use a check to make a full
                                                                                withdrawal from a Fund.
-------------------- ----------------- ---------------------------------------- -------------------------------------------------
                     Using our         o minimum $25 per withdrawal             Your account balance must be at least $10,000
                     Automatic                                                  to set up the plan. You can make withdrawals
                     Withdrawal Plan                                            monthly, twice a month or quarterly. We'll send
                                                                                your money by check or deposit it directly to
                                                                                your bank account.
-------------------- ----------------- ---------------------------------------- -------------------------------------------------
 Exchanging shares    In a lump sum    o minimum $1,000 per exchange            You can generally exchange Investor A Shares
                                                                                of money market funds for Investor A Shares of
                                                                                all other Nations Funds, except index funds.
                                                                                Some exceptions apply.
-------------------- ----------------- ---------------------------------------- -------------------------------------------------
                     Using our         o minimum $25 per exchange               You must already have an investment in the
                     Automatic                                                  Funds you want to buy and sell. You can make
                     Exchange                                                   exchanges monthly or quarterly.
                     Feature

                A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK IS OPEN.

                THE FEDERAL RESERVE BANK OF NEW YORK IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

     HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times:

        o 3:00 p.m. Eastern time each business day for each share class of Nations Prime Fund and Nations Treasury Fund

        o 12:00 noon Eastern time each business day for each share class of Nations Government Money Market Fund and Nations Tax Exempt Fund


 First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

     VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the money market funds.


     HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents by 3:00 p.m. for Nations Prime Fund and Nations Treasury Fund, or 12:00 noon for Nations Government Money Market Fund and Nations Tax Exempt Fund, on a business day will receive that day's net asset value per share.


 Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We and Stephens may refuse any order. If this happens, we'll return any money we've received to your selling agent.

     TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.


     Here's how telephone orders work:

        o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

        o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

        o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

        o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]
        BUYING SHARES

        Here are some general rules for buying shares:

        o We'll process your order only if we receive payment in federal funds by 4:00 p.m. on the business day Stephens, First Data or their agents receive the order. Otherwise, we'll cancel your order.

        o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

        o Shares you buy are recorded on the books of the Fund. We don't issue certificates.


     MINIMUM INITIAL INVESTMENT
        The minimum initial amount you can buy is usually $1,000.


        If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        o  $500 for traditional and Roth individual retirement accounts (IRAs)


        o  [$250 for non-working spousal IRAs]

        o  [$000 for education IRAs]

        o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        o  $100 for Systematic Investment Plans

        o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
           IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, the value of your account must be at least $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account. Otherwise, we may sell the shares in your account if we give you 60 days notice in writing.


     MINIMUM ADDITIONAL INVESTMENT
        You can make additional purchases of as little as $100, or $50 if you use our Systematic Investment Plan.

                 FOR MORE INFORMATION
                 ABOUT TELEPHONE ORDERS,
                 SEE PAGE 00.

 SYSTEMATIC INVESTMENT PLAN

 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

        o  You can buy shares twice a month, monthly or quarterly.

        o You can choose to have us transfer your money on or about the 15th or the last day of the month.

        o Some exceptions may apply to employees of NationsBank and its affiliates, and to plans set up before August 00, 1997. For details, please contact your investment professional.



[GRAPHIC]
        SELLING SHARES

        Here are some general rules for selling shares:

        o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you on the same business day that Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

        o If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or wire them to your bank account on the same business day that the Fund receives your order.

        o We may take up to three business days to send the sale proceeds if we believe that an earlier payment could adversely affect the Fund.

        o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.

        o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.


        o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares, or delay payment of the sale proceeds up to seven days.

        We may sell your shares:

        o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this

        o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

        o  under certain other circumstances allowed under the 1940 Act.

 CHECKING SERVICE

 You can withdraw money from the Funds using our free checkwriting service. You can contact your investment professional or us to set up the service.


     Here's how the service works:

        o  Each check you write must be for $250 or more.

        o You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

        o Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

        o We can change or cancel the service by giving you 30 days notice in writing.


 AUTOMATIC WITHDRAWAL PLAN
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.


     Here's how the plan works:

        o  Your account balance must be at least $10,000 to set up the plan.

        o If you set up the plan after you've opened your account, your signature must be guaranteed.

        o You can choose to have us transfer your money on or about the 15th or 25th of the month.

        o We'll send you a check or deposit the money directly to your bank account.

        o You can cancel the plan by giving your selling agent or us 30 days notice in writing.


 It's important to remember that if you withdraw more than your Fund is earning, you'll eventually use up your original investment.

                YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

[GRAPHIC]
        EXCHANGING SHARES

        You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

        Exchanges are not available if you bought your Investor A Shares through a cash sweep option on your account or through a mutual fund supermarket.

        Here's how exchanges work:

        o You can exchange Investor A Shares of money market funds for Investor A Shares of all other Nations Funds, except index funds.


        o If you exchange Investor A Shares of a money market fund for Investor A Shares of another Nations Fund, except a money market fund, after July 31, 1997, a redemption fee may apply when you sell the shares you received through the exchange. The fee will be based on the period from when you received the Investor A Shares through the exchange until you sold them.

        o If you bought Investor A Shares of a money market fund through a Nations Funds IRA, you can exchange these shares for Investor B Shares of all other Nations Funds, except money market funds. If you received your Investor B Shares before January 1, 1996 or after July 31, 1997, a contingent deferred sales charge (CDSC) may apply when you sell your Investor B Shares. The CDSC will be based on the period from when you received the Investor B Shares until you sold them.

        o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

        o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        o You may only make an exchange into a Fund that is legally sold in your state of residence.

        o You generally may only make an exchange into a Fund that is accepting investments.

        o We may limit the number of exchanges you can make within a specified period of time.

        o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

        o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.

 AUTOMATIC EXCHANGE FEATURE
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A Shares of money market funds for [Investor A or Investor C Shares] of all other Nations Funds, except money market funds, every month or every quarter. You can contact your investment professional or us to set up the plan.

 Here's how automatic exchanges work:

        o Send your request to First Data in writing or call [First Data's telephone number].

        o You must already have an investment in the Funds you want to buy and sell.

        o You can choose to have us transfer your money on or about the 15th or the last day of the month.

        o  [The rules for making exchanges apply to automatic exchanges.]

                THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.


                YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED TO YOUR ACCOUNT.


[GRAPHIC]
     HOW SELLING AGENTS ARE PAID

 Your selling agent may receive compensation in a number of ways when you invest in the Funds. The kind and amount of the compensation depends on which share class you choose.

 Selling agents may pay a portion of their compensation to their investment professionals, under their own arrangements.

 DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
 Selling agents may receive annual distribution (12b-1) and shareholder servicing fees to cover the costs of selling shares and providing services to investors.

 The maximum annual distribution (12b-1) fee is 0.10% of the average daily net assets of Investor A Shares of the Funds. The maximum annual shareholder servicing fee is 0.25% of the average daily net assets of Investor A Shares of the Funds.

 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment.

 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We and Stephens may reduce or discontinue payments at any time.

 OTHER COMPENSATION
 Selling agents may also receive:

   o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period

   o an additional amount of up to 1.00% of the net asset value per share on all sales of Investor A Shares

   o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving [Banc of America Investments, Inc.], an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

 Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the 12b-1 plan. Stephens may cancel any compensation program at any time.

 BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

                THE POWER OF COMPOUNDING

                YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.

                REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

                PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.


[GRAPHIC]
       DISTRIBUTIONS AND TAXES

 ABOUT DISTRIBUTIONS
 A mutual fund can make money two ways:

        o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

        o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 Although the Funds do not expect to realize any capital gains, any capital gains, including net short-term capital gains, realized by a Fund will be distributed at least once a year.

 Nations Prime Fund and Nations Treasury Fund declare distributions of net investment income at 3:00 p.m. each business day. Nations Government Money Market Fund and Nations Tax Exempt Fund declare distribution of net investment income at 12:00 noon each business day. The Funds pay these distributions monthly.

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the TRADE DATE of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

                THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

                 FOR MORE INFORMATION ABOUT
                 TAXES, PLEASE SEE THE SAI.


     HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders will not be able to exclude a portion of these distributions from their taxable income.

 Although the Funds do not expect to realize any capital gains, distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gain.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 NATIONS TAX EXEMPT FUND
 In general, you will not be subject to federal income tax on distributions by Nations Tax Exempt Fund of its tax-exempt interest income. These distributions, however, may be subject to state or local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

 The Fund does not intend to earn any taxable income or net capital gains. If it did, any distributions generally would be subject to tax.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

   o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

   o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

   o the IRS informs us that you're otherwise subject to backup withholding.

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.



 [GRAPHIC]
        FINANCIAL HIGHLIGHTS

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.


 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

NATIONS PRIME FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               Year ended        Year ended       Period ended       Year ended
INVESTOR A SHARES                               03/31/98          03/31/97         03/31/96(a)        05/31/95
OPERATING PERFORMANCE:
Net asset value, beginning of period            $    1.00         $    1.00         $   1.00          $  1.00
Net investment income                               0.0512            0.0485           0.0438           0.0475
DISTRIBUTIONS:
Dividends from net investment income              (0.0512)          (0.0485)         (0.0438)         (0.0475)
Total dividends and distributions                 (0.0512)          (0.0485)         (0.0438)         (0.0475)
 Net asset value, end of period                 $    1.00         $    1.00         $   1.00          $  1.00
TOTAL RETURN++                                      5.24  %           4.96  %          4.48  %          4.85  %
==============================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)            $1,706,692        $1,157,724        $1,099,490        $698,358
Ratio of operating expenses to average net
  assets                                            0.65  %           0.65  %          0.65  %+         0.75  %
 Ratio of net investment income to average
  net assets                                        5.13  %           4.86  %          5.27  %+         4.78  %
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                    0.70  %           0.70  %          0.72  %+         0.83  %


                                              Year ended      Year ended      Year ended           Period ended
INVESTOR A SHARES                              5/31/94         5/31/93         5/31/92               5/31/91*
 OPERATING PERFORMANCE:
Net asset value, beginning of period           $  1.00         $  1.00          $  1.00               $  1.00
Net investment income                            0.0283          0.0293           0.0470                0.0617
 DISTRIBUTIONS:
Dividends from net investment income           (0.0283)        (0.0293)         (0.0470)              (0.0617)
Total dividends and distributions              (0.0283)        (0.0293)         (0.0470)              (0.0617)
 Net asset value, end of period                $  1.00         $  1.00          $  1.00               $  1.00
TOTAL RETURN++                                   2.86  %         2.97  %          4.81  %+++            7.31  %+++
=====================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)           $511,833        $306,376         $281,101              $144,202
Ratio of operating expenses to average net
  assets                                         0.65  %         0.65  %          0.65  %               0.65  %+
 Ratio of net investment income to average
  net assets                                     2.85  %         2.90  %          4.67  %               6.69  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                 0.72  %         0.71  %          0.77  %               0.79  %+

                           * Nations Prime Fund Investor A Shares commenced operations on July 16, 1990.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

NATIONS TREASURY FUND      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               Year ended      Year ended      Period ended      Year ended
INVESTOR A SHARES                               03/31/98        03/31/97        03/31/96(a)       05/31/95
 OPERATING PERFORMANCE:
Net asset value, beginning of period            $    1.00       $ 1.00           $ 1.00           $  1.00
Net investment income                               0.0496      $ 0.0474          0.0429            0.0457
 DISTRIBUTIONS:
Dividends from net investment income              (0.0496)      $(0.0474)        (0.0429)#        (0.0457)#
Total dividends and distributions                 (0.0496)      $(0.0474)        (0.0429)         (0.0457)
 Net asset value, end of period                 $    1.00       $ 1.00           $ 1.00           $  1.00
TOTAL RETURN++                                      5.06  %      4.85   %         4.36  %           4.65  %
==============================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)            $1,361,214      $719,199         $89,584          $107,475
Ratio of operating expenses to average net
  assets                                            0.65  %      0.65   %         0.65  %           0.67  %
 Ratio of net investment income to average
  net assets                                        4.96  %      4.74   %         5.17  %+          4.62  %
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                    0.70  %      0.70   %         0.72  %+          0.72  %


                                             Year ended      Year ended       Year ended         Period ended
INVESTOR A SHARES                             05/31/94        05/31/93         05/31/92            05/31/91*
 OPERATING PERFORMANCE:
Net asset value, beginning of period          $ 1.00          $  1.00         $ 1.00                $ 1.00
Net investment income                          0.0262           0.0272         0.0448                0.0592
 DISTRIBUTIONS:
Dividends from net investment income          (0.0262)        (0.0272)        (0.0448)              (0.0592)
Total dividends and distributions             (0.0262)        (0.0272)        (0.0448)              (0.0592)
 Net asset value, end of period               $ 1.00          $  1.00         $ 1.00                $ 1.00
TOTAL RETURN++                                 2.67  %          2.77  %        4.57  %+++            6.98  %+++
==============================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)          $74,195         $105,828        $90,917               $37,265
Ratio of operating expenses to average net
  assets                                       0.65  %          0.65  %        0.64  %               0.61  %+
 Ratio of net investment income to average
  net assets                                   2.62  %          2.67  %        4.47  %               6.53  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.71  %          0.71  %        0.76  %               0.83  %+

                           * Nations Treasury Fund Investor A Shares commenced operations on July 16, 1990.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # Amount includes distributions from net realized gains of less than $0.0001 per share.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

NATIONS GOVERNMENT MONEY
MARKET FUND                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            Year ended     Year ended     Period ended      Year ended
INVESTOR A SHARES                            03/31/98       03/31/97       03/31/96(a)       11/30/95
 OPERATING PERFORMANCE:
Net asset value, beginning of period          $ 1.00         $ 1.00         $ 1.00           $ 1.00
Net investment income                          0.0489         0.0468         0.0162           0.0522
 DISTRIBUTIONS:
Dividends from net investment income          (0.0489)       (0.0468)       (0.0162)         (0.0522)
Total dividends and distributions             (0.0489)       (0.0468)       (0.0162)         (0.0522)
 Net asset value, end of period               $ 1.00         $ 1.00         $ 1.00           $ 1.00
TOTAL RETURN++                                 5.01  %        4.80  %        1.62  %          5.34  %
==============================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)          $23,806        $18,717        $48,742          $26,175
Ratio of operating expenses to average net
  assets                                       0.65  %        0.65  %       $  0.65%+         0.65  %
 Ratio of net investment income to average
  net assets                                   4.90  %        4.68  %        4.85  %+         5.23  %
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.94  %        0.92  %        0.94  %+         0.92  %


                                            Year ended      Year ended       Year ended           Period ended
INVESTOR A SHARES                            11/30/94        11/30/93         11/30/92             11/30/91*
 OPERATING PERFORMANCE:
Net asset value, beginning of period          $  1.00          $ 1.00          $ 1.00                $ 1.00
Net investment income                           0.0340          0.0256          0.0358                0.0571
 DISTRIBUTIONS:
Dividends from net investment income          (0.0340)#        (0.0256)        (0.0358)              (0.0571)
Total dividends and distributions             (0.0340)         (0.0256)        (0.0358)              (0.0571)
 Net asset value, end of period               $  1.00          $ 1.00          $ 1.00                $ 1.00
TOTAL RETURN++                                  3.45  %         2.60  %         3.63  %+++            5.86  %+++
==============================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)          $ 20,173         $10,499         $13,851               $ 8,949
Ratio of operating expenses to average net
  assets                                        0.65  %         0.61  %         0.42  %               0.43  %+
 Ratio of net investment income to average
  net assets                                    3.44  %         2.60  %         3.55  %               5.49  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                0.94  %         0.87  %         0.58  %               0.62  %+

                           * Nations Government Money Market Fund Investor A Shares commenced operations on February 11, 1991. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # Amount includes distributions from net realized gains of less than $0.0001 per share.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

NATIONS TAX EXEMPT FUND    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             Year ended      Year ended     Period ended      Year ended
INVESTOR A SHARES                             03/31/98        03/31/97       03/31/96(a)       11/30/95
 OPERATING PERFORMANCE:
Net asset value, beginning of period           $  1.00         $  1.00        $ 1.00            $  1.00
Net investment income                            0.0316          0.0300        0.0104             0.0335
 DISTRIBUTIONS:
Dividends from net investment income           (0.0316)        (0.0300)       (0.0104)          (0.0335)
Total dividends and distributions              (0.0316)        (0.0300)       (0.0104)          (0.0335)
 Net asset value, end of period                $  1.00         $  1.00        $ 1.00            $  1.00
TOTAL RETURN++                                   3.20  %         3.04  %       1.04  %            3.40  %
==============================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)           $171,765        $145,337       $128,414          $126,207
Ratio of operating expenses to average net
  assets                                         0.58  %         0.55  %       0.55  %+           0.55  %
 Ratio of net investment income to average
  net assets                                     3.15  %         3.00  %       3.10  %+           3.37  %
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                 0.84  %         0.80  %       0.83  %+           0.82  %


                                             Year ended      Year ended      Year ended           Period ended
INVESTOR A SHARES                             11/30/94        11/30/93        11/30/92             11/30/91*
 OPERATING PERFORMANCE:
Net asset value, beginning of period           $  1.00         $  1.00         $ 1.00                $ 1.00
Net investment income                            0.0231          0.0198         0.0266                0.0422
 DISTRIBUTIONS:
Dividends from net investment income           (0.0231)        (0.0198)        (0.0266)              (0.0422)
Total dividends and distributions              (0.0231)        (0.0198)        (0.0266)              (0.0422)
 Net asset value, end of period                $  1.00         $  1.00         $ 1.00                $ 1.00
TOTAL RETURN++                                   2.36  %         2.00  %        2.68  %+++            4.30  %+++
==============================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)           $151,714        $119,552        $80,158               $ 1,690
Ratio of operating expenses to average net
  assets                                         0.52  %         0.48  %        0.55  %               0.42  %+
 Ratio of net investment income to average
  net assets                                     2.34  %         1.98  %        2.50  %               4.23  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                 0.84  %         0.84  %        0.72  %               0.60  %+

                           * Nations Tax Exempt Fund Investor A Shares commenced operations on April 5, 1991.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

[GRAPHIC]
         TERMS USED IN THIS PROSPECTUS


 ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You realize a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

 DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

 HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

 INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

 LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

 LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

 LEHMAN GOVERNMENT BOND INDEX - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

 LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

 LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

 LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

 MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

 MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 MORTGAGE-RELATED SECURITY - a debt security that is backed by a mortgage or pool of mortgages.

 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.

 PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PREREFUNDED BONDS - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.

 REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

[GRAPHIC]
         WHERE TO FIND MORE INFORMATION


 You'll find more information about the money market funds in the following documents:


 [GRAPHIC]
        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.


 [GRAPHIC]
        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.321.7854

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        HTTP://WWW.SEC.GOV


 SEC file numbers:                                NATIONS
[Nations Fund Trust, 811-04305]                     FUNDS
                                                  Investments For a Lifetime(SM)

NF-00000-8/99

Index Funds
Prospectus  --  Investor A Shares

                                                                 August 1, 1999

Index Funds
Nations Equity Index Fund                              The Securities and
Nations Managed Index Fund                             Exchange Commission
Nations Managed SmallCap Index Fund                    (SEC) has not approved or
Nations Managed Value Index Fund                       disapproved these
Nations Managed SmallCap Value Index Fund              securities or determined
                                                       if this prospectus is
                                                       truthful or complete. Any
                                                       representation to the
                                                       contrary is a criminal
                                                       offense.

                                                       -------------------------
                                                               NOT FDIC
                                                               INSURED
                                                       -------------------------
                                                            May Lose Value
                                                       -------------------------
                                                          No Bank Guarantee
                                                       -------------------------

                                                            NATIONS
                                                              FUNDS
                                                  Investments For A Lifetime(SM)

About this prospectus
--------------------------------------------------------------------------------

                Terms used in this prospectus

                In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

                You'll find Terms used in
                this prospectus on page 0.


                For more information

                You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes detailed information about each Fund's investments, policies, performance and management, among other things. The SAI is legally considered to be part of this prospectus because it's incorporated by reference. Turn to the back cover to find out how you can get a copy of the SAI.

 This booklet, which is called a prospectus, tells you about some of the Nations Funds index funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

 These Funds are intended to match the characteristics of a specific stock market index, like the S&P 500, by investing primarily in the equity securities that are included in the index.

 Equities have the potential to provide you with higher returns than many other kinds of investments, but there's also the risk that you'll lose money, or you may not earn as much as you expect.

 This makes these Funds best suited for longer-term investment goals, like retirement, or as part of a balanced portfolio. They may also help protect against a loss of buying power that inflation can cause over time.

The Funds may not be suitable for investors who are not prepared to accept or are unable to bear the risks associated with equity securities, who have short-term investment goals, or who are looking for a regular stream of income.

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 00.

If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

                                                            NATIONS
                                                              FUNDS
                                                  Investments For A Lifetime(SM)

What's inside
--------------------------------------------------------------------------------

                Banc of America Advisors, Inc.

                Banc of America Advisors, Inc. (BAAI) is the investment adviser to each of the Funds. BAAI is responsible for the overall management and supervision of the investment management of each Fund. BAAI and Nations Funds have engaged a sub-adviser -- TradeStreet Investment Associates, Inc. (TradeStreet), which is responsible for the day-to-day investment decisions for each of the Funds.


                You'll find more about
                BAAI and TradeStreet
                starting on page 00.

                The index funds are intended to match the characteristics of a specific stock market index like the S&P 500, by investing primarily in equity securities that are included in the index.


[GRAPHIC] About the funds
Index Funds
Nations Equity Index Fund                                         4
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------------------------
Nations Managed Index Fund                                        7
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------------------------
Nations Managed SmallCap Index Fund                              10
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------------------------
Nations Managed Value Index Fund                                 14
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------------------------
Nations Managed SmallCap Value Index Fund                        18
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------------------------
Other important information                                      22
----------------------------------------------------------------------
How the Funds are managed                                        24


[GRAPHIC]    About your investment

Information for investors
  Buying, selling and exchanging shares                          28
  How selling agents are paid                                    34
  Distributions and taxes                                        35
----------------------------------------------------------------------
Financial highlights                                             37
----------------------------------------------------------------------
Terms used in this prospectus                                    41
----------------------------------------------------------------------
Where to find more information                           back cover

About the index funds
--------------------------------------------------------------------------------

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

                You'll find more about TradeStreet on page 00.


                What is an index fund?

                Index funds use a "passive" or "indexing" investment approach, which attempts to duplicate the performance of a specific market index.

                Correlation measures how closely a fund's returns match those of an index. A perfect correlation of 1.0 means that the net asset value of the fund, including the value of its income and capital gains distributions, increases or decreases in exact proportion to changes in the index.

 Nations Equity Index Fund


[GRAPHIC]       Investment objective

        This Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P 500. The S&P 500 is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 Different common stocks have different weightings in the S&P 500, depending on the amount of stock outstanding and the stock's current price. In trying to match the performance of the S&P 500, the management team will try to allocate the Fund's portfolio among common stocks in the approximately the same weightings as the S&P 500, beginning with the most heavily weighted stocks that make up a larger portion of the value of the S&P 500. The Fund may buy shares of Bank of America Corporation, which is currently included in the S&P 500, subject to applicable law and SEC guidance.

 The team generally will try to match the composition of the S&P 500 as closely as possible. The team starts with the stocks that make up a larger portion of the value of the S&P 500. It may not always invest in stocks that make up the smaller percentages because it may be more difficult and costly to make relatively small transactions. The team may remove a stock from the Fund's holdings or not invest in a stock if it believes that the stock is not liquid enough, or for other reasons. The team can substitute stocks that are not included in the S&P 500, if it believes these stocks will have similar price movements to the stocks they're replacing.

 The Fund tries to achieve a correlation of 0.95 with the S&P 500 on an annual basis (before fees and expenses). The Fund's ability to track the S&P 500 is affected by transaction costs and other expenses, changes in the composition of the S&P 500, changes in the number of shares issued by the companies represented in the S&P 500, and by the timing and amount of shareholder purchases and redemptions, among other things.

 The Fund may buy stock index futures and financial futures as substitutes for the underlying securities in the S&P 500. The Fund may hold cash, cash equivalents and U.S. government obligations.

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00
                 and in the SAI.

                The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of account fees, if any and would be lower if they did.


 Equity mutual funds, like other investors in equity securities, incur transaction costs, such as brokerage costs, when they buy and sell securities. The management team tries to minimize these costs for the Fund by using program trades and crossing networks.

[GRAPHIC]       Risks and other things to consider

        Nations Equity Index Fund has the following general risks:

        o Investment strategy risk - This Fund tries to match the returns of the S&P 500, and is not actively managed. The value of the Fund will rise and fall with the performance of the S&P 500.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use future contracts as a substitute for the securities included in the index. There is always a risk that this could result in losses, reduce returns and increase transaction costs.


[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900    1900     1900      1900      1900      1900      1900
        00%     00%      00%       00%       00%       00%       00%

                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


        Best and worst quarterly returns during this period:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                          1 year      5 years     10 years
  Investor A Shares     0.00%        0.00%       0.0%
  S&P 500                0.0%         0.0%       0.0%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]       What it costs to invest in the Fund

Fees you pay directly                                               Investor A Shares
        Maximum sales charge (load)
        when you buy your shares                                          none
        Maximum deferred sales charge (load)
        when you sell your shares                                         none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                   0.20%
        Distribution (12b-1) and service fees                             0.25%
        Other expenses                                                    0.15%
        Total annual fund operating expenses                              0.60%
        Fee waivers and/or reimbursements                                 0.00%
        Total net expenses1                                               0.00%

        1The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Investor A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor A Shares     $000       $000        $000        $000

About the index funds
--------------------------------------------------------------------------------

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

                You'll find more about TradeStreet on page 00.


                What is a managed index fund?

                A managed index fund combines the benefits of traditional index funds -- relatively low costs and low portfolio turnover -- with active management.

                With a managed index fund, the portfolio manager starts with the stocks of a specific market index -- in this case, the S&P 500 -- and then tries to achieve higher returns than the index by emphasizing stocks in the index that are expected to generate the highest returns.

                There is no assurance that active management will result in a higher return than the index.


     Nations Managed Index Fund


[GRAPHIC]       Investment objective

        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).


 [GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P 500. The S&P 500 is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P 500. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P 500 while reducing the risk of underperforming the index over time. The Fund usually holds 300 to 400 of the stocks included in the index. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. The team uses quantitative analysis to:

        o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth when comparing a stock with others in the same industry.

        o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

     The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

        o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate.

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00
                 and in the SAI.

                The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.


        o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions.

        o will try to keep portfolio turnover low, which helps to defer the realization of capital gains


 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.


[GRAPHIC]       Risks and other things to consider

        Nations Managed Index Fund has the following general risks:

        o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the S&P 500. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts periodically to manage liquidity. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.


[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.



        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900    1900     1900      1900      1900      1900      1900
        00%     00%      00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

                For information about the performance of other index funds managed by TradeStreet, see
                How the Funds are managed.


                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.


                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.


                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


        Average annual total return as of December 31, 1998

                          1 year      5 years     10 years
  Investor A Shares     0.00%        0.00%       0.00%
  S&P 500               0.00%        0.00%       0.00%

        The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.


[GRAPHIC]       What it costs to invest in the Fund

Fees you pay directly                                               Investor A Shares
        Maximum sales charge (load)
        when you buy your shares                                          none
        Maximum deferred sales charge (load)
        when you sell your shares                                         none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                   0.20%
        Distribution (12b-1) and service fees                             0.25%
        Other expenses                                                    0.15%
        Total annual fund operating expenses                              0.60%
        Fee waivers and/or reimbursements                                 0.00%
        Total net expenses(1)                                             0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.


        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Investor A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor A Shares     $000       $000        $000        $000

About the index funds
--------------------------------------------------------------------------------

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

                You'll find more about TradeStreet on page 00.


                What is the S&P SmallCap 600?

                The S&P SmallCap 600 is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.


 Nations Managed SmallCap Index Fund


[GRAPHIC]       Investment objective

        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Composite Stock Price Index (S&P SmallCap 600).


[GRAPHIC]       Principal investment strategies

        The Fund normally invests at least 80% of its assets in common stocks that are included in the S&P SmallCap 600.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the S&P SmallCap 600. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the S&P SmallCap 600 while reducing the risk of underperforming the index over time. The Fund usually holds 400 to 500 of the stocks included in the index. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P SmallCap 600. It uses quantitative analysis to:

        o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

        o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

     The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

                 You'll find more about
                 other risks of investing
                 in this Fund on page 00
                 and in the SAI.


 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

        o try to shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

        o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions

        o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]       Risks and other things to consider

        Nations Managed SmallCap Index Fund has the following general risks:

        o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the S&P SmallCap 600. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, for example, because they trade less frequently and in lower volumes.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts to manage liquidity. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

                The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.


                For information about the performance of other index funds managed by TradeStreet, see How the Funds are managed.


                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.


                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900    1900     1900      1900      1900      1900      1900
        00%     00%      00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                                1 year      5 years     10 years
  Investor A Shares           0.00%        0.00%       0.00%
  S&P SmallCap 600            0.00%        0.00%       0.00%

        The S&P SmallCap 600 (Standard & Poor's SmallCap 600) Index is an index of 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group. The S&P SmallCap 600 is designed to be a benchmark of the performance of small capitalization stocks.


[GRAPHIC]       What it costs to invest in the Fund

Fees you pay directly                                                   Investor A Shares
        Maximum sales charge (load)
        when you buy your shares                                              none
        Maximum deferred sales charge (load)
        when you sell your shares                                             none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                       0.20%
        Distribution (12b-1) and service fees                                 0.25%
        Other expenses                                                        0.15%
        Total annual fund operating expenses                                  0.60%
        Fee waivers and/or reimbursements                                     0.00%
        Total net expenses1                                                   0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o  you invest $10,000 in Investor A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor A Shares     $000       $000        $000        $000

About the index funds
--------------------------------------------------------------------------------


                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

                You'll find more about TradeStreet on page 00.


                What is the BARRA Index?

                The BARRA Index is designed to be a benchmark of the performance of value stocks. It includes approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.


 Nations Managed Value Index Fund


[GRAPHIC]       Investment objective
        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P 500 Index/ BARRA Value Index (the BARRA Index).



[GRAPHIC]       Principal investment strategies
        The Fund normally invests at least 80% of its assets in common stocks that are included in the BARRA Index.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the BARRA Index. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the BARRA Index while reducing the risk of underperforming the index over time. The Fund usually holds 100 to 200 stocks.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. It uses quantitative analysis to:

        o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

        o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

     The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.


 The management team uses various strategies, consistent with the Fund's objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

        o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

        o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions

        o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]       Risks and other things to consider

        Nations Managed Value Index Fund has the following general risks:

        o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the BARRA Index. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts to manage liquidity. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.


[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

                The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.

                There are two kinds of fees -- those you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.


        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900    1900     1900      1900      1900      1900      1900
        00%     00%      00%       00%       00%       00%       00%


        Best and worst quarterly returns during this period:


  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998


                          1 year      5 years     10 years
  Investor A Shares     0.00%        0.00%       0.00%
  BARRA Index           0.00%        0.00%       0.00%

        The BARRA Index includes approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.


[GRAPHIC]       What it costs to invest in the Fund

Fees you pay directly                                              Investor A Shares
        Maximum sales charge (load)
        when you buy your shares                                         none
        Maximum deferred sales charge (load)
        when you sell your shares                                        none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                  0.20%
        Distribution (12b-1) and service fees                            0.25%
        Other expenses                                                   0.15%
        Total annual fund operating expenses                             0.60%
        Fee waivers and/or reimbursements                                0.00%
        Total net expenses(1)                                            0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

                 This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o  you invest $10,000 in Investor A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor A Shares     $000       $000        $000        $000

About the index funds
--------------------------------------------------------------------------------

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

                You'll find more about TradeStreet on page 00.


                What is the BARRA
                SmallCap Index?

                The BARRA SmallCap Index is designed to be a benchmark of the performance of value stocks of small capitalization companies. The index includes approximately 375 common stocks from the S&P SmallCap 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P SmallCap 600.


 Nations Managed SmallCap Value Index Fund


[GRAPHIC]       Investment objective
        This Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P SmallCap 600 Index/BARRA Value Index (the BARRA SmallCap Index).

[GRAPHIC]       Investment strategies
        The Fund normally invests at least 80% of its assets in common stocks that are included in the BARRA SmallCap Index.

 The management team tries to maintain a portfolio that matches the industry and risk characteristics of the BARRA SmallCap Index. The team will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the BARRA SmallCap Index while reducing the risk of underperforming the index over time. The Fund usually holds 200 to 300 stocks.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 When selecting investments for the Fund, the management team starts with the stocks included in the S&P 500. It uses quantitative analysis to:

        o Rank the attractiveness of each stock based on a "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

        o Measure the rate of earnings growth of each stock. Each stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage -- or none -- of a less attractive stock.

     The Fund may invest in financial futures traded on U.S. exchanges.

 The management team tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.

 The management team uses various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

        o try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

        o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions

        o will try to keep portfolio turnover low, which helps to defer the realization of capital gains

 While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies may also be affected by changes in tax laws and regulations, or by court decisions.

[GRAPHIC]       Risks and other things to consider

        Nations Managed SmallCap Value Index Fund has the following general risks:

        o Investment strategy risk - The team chooses stocks that it believes have the potential for higher growth than the BARRA SmallCap Index. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, including because they trade less frequently and in lower volumes.

        o Stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

        o Futures risk - This Fund may use futures contracts to manage liquidity. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

                The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of account fees, if any, and would be lower if they did.


[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%)

        (A bar chart appears here. See the table below for plot points.)

        1900    1900     1900      1900      1900      1900      1900
        00%     00%      00%       00%       00%       00%       00%


        Best and worst quarterly returns during this period:

  Best: 0 quarter 1900:            0%
  Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                                         1 year      5 years     10 years
        Investor A Shares              0.00%        0.00%       0.00%
        BARRA SmallCap Value Index     0.00%        0.00%       0.00%

        The BARRA SmallCap Index includes approximately 375 common stocks from the S&P 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 600.

                There are two kinds of fees -- those you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

[GRAPHIC]       What it costs to invest in the Fund

Fees you pay directly                                                  Investor A Shares
        Maximum sales charge (load)
        when you buy your shares                                             none
        Maximum deferred sales charge (load)
        when you sell your shares                                            none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                      0.20%
        Distribution (12b-1) and service fees                                0.25%
        Other expenses                                                       0.15%
        Total annual fund operating expenses                                 0.60%
        Fee waivers and/or reimbursements                                    0.00%
        Total net expenses(1)                                                0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Investor A Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor A Shares     $000       $000        $000        $000

[GRAPHIC]        Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

        o Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America National Trust and Savings Association (Bank of America), the Federal Deposit Insurance Corporation or any other government agency. Your investment may lose money.

        o Affiliates of Bank of America are paid for the services they provide to the Funds.

        o Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

        o Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

        o Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

        o Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of capital gains to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. The annual portfolio turnover rate for the Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund is expected to be no more than 25%. You'll find the portfolio turnover rate for each Fund in the Financial highlights.

        o Preparing for the year 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

        All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.


        A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

                Banc of America Advisors, Inc.

                One Bank of America Plaza
                Charlotte, North Carolina 28255


[GRAPHIC]        How the Funds are managed

 Investment adviser
 BAAI is the investment adviser to the index funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation. Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

     Annual investment advisory fee, as a % of average daily net assets

                                               Maximum    Actual fee
                                              advisory     paid last
                                                 fee      fiscal year
  Nations Equity Index Fund                     0.00         0.00
  Nations Managed Index Fund                    0.00         0.00
  Nations Managed SmallCap Index Fund           0.00         0.00
  Nations Managed Value Index Fund              0.00         0.00
  Nations Managed SmallCap Value Index Fund     0.00         0.00

                TradeStreet Investment Associates, Inc.

                One Bank of America Plaza
                Charlotte, North Carolina 28255

 Investment sub-advisers
 Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

 TradeStreet Investment Associates, Inc.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

 Currently managing more than [$70] billion, TradeStreet has more than 140 institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

 TradeStreet's Structured Products Management Team is responsible for making the day-to-day investment decisions for each Fund.

 Performance of other funds and accounts managed by TradeStreet
 Nations Managed Index Fund and Nations Managed SmallCap Index Fund have been in operation since 1996. The tables below are designed to show you how similar index funds and composites of accounts managed by TradeStreet performed in the past.

 The Enhanced S&P 500 Composite has an investment objective, policies and strategies that are similar to Nations Managed Index Fund.

 The table below shows the returns for Nations Managed Index Fund and the composite compared with the S&P 500 and the Lipper S&P 500 Index Funds Average for the periods ending December 31, 1998. The Lipper S&P 500 Index Funds average measures the average performance of mutual funds with similar objectives monitored by Lipper, Inc. during the periods shown. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

 Average annual total returns as of December 31, 1998

                                                                              Lipper
                                   Nations          Enhanced                  S&P 500
                                Managed Index       S&P 500                 Index Funds
                                     Fund       Index Composite   S&P 500     Average
                                     (%)              (%)           (%)         (%)
  one year                           0.00           0.00              0.00      0.00
  three years                        --             0.00              0.00      0.00
  five years                         --             0.00              0.00      0.00
  since inception (July 31, 1996)    0.00           0.00              0.00      0.00

     Average annual total returns as of December 31, 1998

                                                       Lipper
           Nations         Enhanced                   S&P 500
        Managed Index      S&P 500                  Index Funds
             Fund         Composite     S&P 500       Average
  Year       (%)             (%)          (%)           (%)
  1998      0.00              0.00          0.00        0.00
  1997     33.46             33.42         33.23       32.61
  1996      --               24.12         23.08       22.30
  1995      --               37.84         37.45       36.82
  1994      --                0.69          1.31        0.90
  1993      --               10.52          9.99        9.52
  1992      --                5.55          7.64        7.12
  1991      --               30.86         30.56       29.65
  1990      --                -1.52         -3.15       -3.57
  1989      --               34.28         31.55       30.58

 This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The composite includes accounts, including pooled funds, managed by TradeStreet. Bank of America and its predecessors managed these accounts before TradeStreet was formed in 1995. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the accounts had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of TradeStreet.

 The Enhanced Small Cap Index Composite has an investment objective, policies and strategies that are similar to Nations Managed SmallCap Index Fund.

 The table below shows the returns for Nations Managed SmallCap Index Fund and the composite compared with the S&P SmallCap 600 for the periods ending December 31, 1998. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

 Average annual total returns as of December 31, 1998

                                       Nations
                                       Managed      Enhanced
                                      SmallCap     Small Cap
                                        Index        Index       SmallCap
                                        Fund       Composite     S&P 600
                                         (%)          (%)          (%)
  one year                                0.00        0.00          0.00
  three years                             --          0.00          0.00
  five years                              --          0.00          0.00
  since inception (October 15, 1996)      0.00        0.00          0.00

                Stephens Inc.

                111 Center Street
                Little Rock, Arkansas 72201


                First Data Investor
                Services Group, Inc.

                One Exchange Place
                Boston, Massachusetts 02109

     Average annual total returns as of December 31, 1998

           Nations         Enhanced
           Managed        Small Cap
       SmallCap Index       Index       SmallCap
            Fund          Composite     S&P 600
  Year       (%)             (%)          (%)
  1998      0.00              0.00          0.00
  1997      0.00              0.00          0.00
  1996      --                0.00          0.00
  1995      --                0.00          0.00
  1994      --                0.00          0.00
  1993      --                0.00          0.00
  1992      --                0.00          0.00
  1991      --                0.00          0.00
  1990      --                0.00          0.00
  1989      --                0.00          0.00

 This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the Fund has performed or will perform in the future.

 Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

 The composite includes accounts, including pooled funds, managed by TradeStreet. Bank of America and its predecessors managed these accounts before TradeStreet was formed in 1995. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the accounts had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite don't reflect the returns of any particular account of TradeStreet.

 Other service providers
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.23% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------

                We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent means the company that employs your investment professional. Selling agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America, that have signed an agreement with us or Stephens.

                If you don't have an investment professional, call us at
                1.800.321.7854. We'll be pleased to recommend investment professionals in your area.

                Your selling agent may have different limits, charge other fees, or have different policies for buying, selling and exchanging shares than those described in this prospectus.


[GRAPHIC]        Buying, selling and exchanging shares

 You can invest in the Funds through your selling agent or directly from Nations Funds. You don't pay any sales charges when you buy, sell or exchange Investor A Shares of the Funds.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1.800.321.7854.

 The table below summarizes some key information about buying, selling and exchanging shares. These are described in more detail on the following pages.

 Please contact your investment professional or selling agent, or call us at
 1.800.321.7854 if you have any questions about how to place an order or set up one of our automatic plans.

                         Ways to
                       buy, sell or             How much you can buy,
                         exchange                 sell or exchange                           Other things to know
                    ----------------- ---------------------------------------- ------------------------------------------------
Buying shares       In a lump sum     minimum initial investment:              There is no limit to the amount you can invest
                                      o $1,000 for regular accounts            in Investor A Shares.
                                      o $500 for traditional and Roth IRA
                                        accounts
                                      o [$250 for non-working spousal IRAs]
                                      o [$000 for education IRAs]
                                      o $250 for certain fee-based accounts
                                      o no minimum for certain retirement
                                        plan accounts like 401(k) plans and
                                        SEP accounts, but other restrictions
                                        apply.
                                      minimum additional investment:
                                      o $100 for all accounts
-----------------------------------------------------------------------------------------------------------------------------------
                    Using our         minimum initial investment:              You can buy shares monthly, twice a month or
                    Systematic         o $100                                  quarterly, using automatic transfers from your
                    Investment Plan   minimum additional investment:           bank account.
                                        o $50
-----------------------------------------------------------------------------------------------------------------------------------
Selling shares      In a lump sum     o you can sell up to $50,000 of your     We'll send you or your selling agent the sale
                                        shares by telephone, otherwise there   proceeds, usually within three business days of
                                        are no limits to the amount you can    receiving your order.
                                        sell
                                      o other restrictions may apply to
                                        withdrawals from retirement plan
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------------
                    Using our         o minimum $25 per withdrawal             Your account balance must be at least $10,000
                    Automatic                                                  to set up the plan. You can make withdrawals
                    Withdrawal Plan                                            monthly, twice a month or quarterly. We'll send
                                                                               your money by check or deposit it directly to
                                                                               your bank account.
-----------------------------------------------------------------------------------------------------------------------------------
Exchanging shares   In a lump sum     o minimum $1,000 per exchange            You can exchange Investor A Shares of an index
                                                                               fund for Investor A Shares of another index
                                                                               fund.
                    Using our         o minimum $25 per exchange               You must already have an investment in the
                    Automatic                                                  Funds you want to buy and sell. You can make
                    Exchange                                                   exchanges monthly or quarterly.
                    Feature
-----------------------------------------------------------------------------------------------------------------------------------

                A business day is any day that the New York Stock Exchange
                (NYSE) is open. A business day ends at the close of regular trading on the New York Stock Exchange (NYSE), usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

                The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

 How shares are priced
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Valuing securities in a Fund
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order. If this happens, we'll return any money we've received to your selling agent.

 Telephone orders
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.


     Here's how telephone orders work:

        o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

        o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

        o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

        o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]       Buying shares

        Here are some general rules for buying shares:

        o  You buy Investor A Shares at net asset value per share.

        o If we don't receive your money within three business days of receiving your order, we'll refuse the order and notify your selling agent.

        o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

        o Shares you buy are recorded on the books of the Fund. We don't issue certificates.

        Minimum initial investment
        The minimum initial amount you can buy is usually $1,000.

        If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        o  $500 for traditional and Roth individual retirement accounts (IRAs)

        o  [$250 for non-working spousal IRAs]

        o  [$000 for education IRAs]

        o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        o  $100 for Systematic Investment Plans

        o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
           IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, the value of your account must be at least $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account. Otherwise, we may sell the shares in your account if we give you 60 days notice in writing.


        Minimum additional investment
        You can make additional purchases of as little as $100, or $50 if you use our Systematic Investment Plan.

 Systematic Investment Plan
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

        o  You can buy shares twice a month, monthly or quarterly.

        o You can choose to have us transfer your money on or about the 15th or the last day of the month.

        o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 00, 1997. For details, please contact your investment professional.

                 For more information
                 about telephone orders,
                 see page 0.

[GRAPHICL        Selling shares

         Here are some general rules for selling shares:

        o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you within three business days after Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

        o If you're selling your shares directly through us, we'll send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

        o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.

        o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares, or delay payment of the sale proceeds for up to seven days.

        We may sell your shares:

        o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this

        o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

        o  under certain other circumstances allowed under the 1940 Act.

 Automatic Withdrawal Plan
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.

    Here's how the plan works:

        o  Your account balance must be at least $10,000 to set up the plan.

        o If you set up the plan after you've opened your account, your signature must be guaranteed.

        o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

        o We'll send you a check or deposit the money directly to your bank account.

        o You can cancel the plan by giving your selling agent or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your Fund is earning, you'll eventually use up your original investment.

                You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

[GRAPHIC]       Exchanging shares

        You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.


        Here's how exchanges work:

        o You can exchange Investor A Shares of an index fund for Investor A Shares of another index fund.

        o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

        o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        o You may only make an exchange into a Fund that is legally sold in your state of residence.

        o You generally may only make an exchange into a Fund that is accepting investments.

        o We may limit the number of exchanges you can make within a specified period of time.

        o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

        o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.

 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

 Here's how automatic exchanges work:

        o Send your request to First Data in writing or call [First Data's telephone number].

        o You must already have an investment in the Funds you want to buy and sell.

        o You can choose to have us transfer your money on or about the 15th or the last day of the month.

        o  The rules for making exchanges apply to automatic exchanges.

                The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.

                Your selling agent may charge other fees related to services provided to your account.

[GRAPHIC]       How selling agents are paid

 Your selling agent usually receives compensation when you invest in the Funds. The kind and amount of the compensation depends on the share class you invest in.

 Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 Distribution (12b-1) and shareholder servicing fees
 Selling agents may receive a combined annual distribution (12b-1) and shareholder servicing fee of up to 0.25% for selling shares and providing services to investors.

 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment.

 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We and Stephens may reduce or discontinue payments at any time.

 Other compensation
 Selling agents may also receive:

        o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period

        o an additional amount of up to 1.00% of the net asset value per share on all sales of Investor A Shares

        o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment, Inc., an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

 Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the 12b-1 plan. Stephens may cancel any compensation program at any time.

 BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

                The power of compounding

                You can choose to reinvest your distributions in additional shares of the same Fund and class.

                Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

                Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment.

[GRAPHIC]       Distributions and taxes

     About distributions
     A mutual fund can make money two ways:

        o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

        o A fund can also have capital gains if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

 The frequency of distributions of net investment income vary by Fund:

                                                    Frequency of
Fund                                            income distributions
 Nations Equity Index Fund                           quarterly
 Nations Managed Index Fund                           monthly
 Nations Managed SmallCap Index Fund                 quarterly
 Nations Managed Value Index Fund                    quarterly
 Nations Managed SmallCap Value Index Fund           quarterly

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

                This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.

                For more information about
                taxes, please see the SAI.


 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

 How taxes affect your investment
 Distributions that come from net investment income, including any net short-term capital gain (generally the excess of net short-term capital gain over net long-term capital loss), generally are taxable to you as ordinary income. Corporate shareholders may be able to exclude a portion of these distributions from their taxable income.

 Distributions that come from net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 Withholding tax
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

        o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

        o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

        o the IRS informs us that you're otherwise subject to backup withholding.

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

 Taxation of redemptions and exchanges
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC]        Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.


 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

Nations Managed Index Fund For a Share outstanding throughout each period

                                                     Period ended           Period ended
Investor A Shares                                      03/31/98               03/31/97*
 Operating performance:
Net asset value, beginning of period                     $ 11.89                 $ 10.00
Net investment income                                      0.14                    0.12
 Net realized and unrealized gain on investments           5.40                    1.89
Net increase in net asset value from operations            5.54                    2.01
 Distributions:
Dividends from net investment income                     ( 0.14)                 ( 0.12)
Dividends from net realized capital gains                ( 0.15)                    --
 Total dividends and distributions                       ( 0.29)                 ( 0.12)
Net asset value, end of period                           $ 17.14                 $ 11.89
 Total return++                                           47.21%                  20.12%
==============================================================================================
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                     $25,447                 $3,038
 Ratio of operating expenses to average net assets         0.75%(a)(b)             0.75%+(a)
Ratio of net investment income to average net
 assets                                                    1.01%                   1.67%+
 Portfolio turnover rate                                    30%                     17%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements             1.05%(a)                1.30%+(a)

                           * The Nations Managed Index Fund Investor A Shares commenced operations on July 31, 1996.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

Nations Managed SmallCap Index
Fund                       For a Share outstanding throughout each period


                                                     Period ended         Period ended
Investor A Shares                                      03/31/98            03/31/97*
 Operating performance:
Net asset value, beginning of period                     $  9.82                $ 10.00
Net investment income                                      0.03                   0.03
 Net realized and unrealized gain/(loss) on
 investments                                               4.57                 ( 0.18)
Net increase/(decrease) in net asset value from
 operations                                                4.60                 ( 0.15)
 Distributions:
Dividends from net investment income                     ( 0.03)                ( 0.03)
Distributions from net realized capital gains            ( 0.31)                   --
 Total dividends and distributions                       ( 0.34)                ( 0.03)
Net asset value, end of period                           $ 14.08                $  9.82
 Total return++                                           47.35%                ( 1.52)%
==============================================================================================
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                     $13,768                $  334
 Ratio of operating expenses to average net assets         0.75%(a)(b)            0.75%+
Ratio of net investment income to average net
 assets                                                    0.27%                  0.80%+
 Portfolio turnover rate                                    62%                    18%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements             1.27%(a)               1.46%+

                           * The Nations Managed SmallCap Index Fund Investor A Shares commenced operations on October 15, 1996.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (b) The effect of interest expense on the operating expense ratio was 0.01%.

Nations Managed Value Index
Fund                       For a Share outstanding throughout the period

                                                      Period ended
Investor A Shares                                      03/31/98*#
 Operating performance:
Net asset value, beginning of period                      $ 10.00
Net investment income                                       0.05
 Net realized and unrealized gain on investments            1.32
Net increase in net asset value from operations             1.37
 Distributions:
Dividends from net investment income                      ( 0.05)
Distributions from net realized capital gains                --
 Total dividends and distributions                        ( 0.05)
Net asset value, end of period                            $ 11.32
 Total return++                                            13.68%
========================================================================
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                      $2,370
 Ratio of operating expenses to average net assets          0.75%+(a)(b)
Ratio of net investment income to average net
 assets                                                     1.47%+
 Portfolio turnover rate                                      3%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements              1.82%+(a)

                           * The Nations Managed Value Index Fund Investor A Shares commenced operations on November 24, 1997.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements was less than 0.01%.
                           (b) The effect of interest expense on the operating ratio was less than 0.01%.


Nations Equity Index Fund  For a Share outstanding throughout each period

                                                     Year ended         Year ended       Period ended     Period ended
Investor A Shares                                     03/31/98#          03/31/97         03/31/96(a)      11/30/95*
 Operating performance:
Net asset value, beginning of period                    $ 15.87            $ 13.58           $ 12.91          $ 12.29
Net investment income                                     0.21               0.25              0.06             0.03
 Net realized and unrealized gain/(loss) on
 investments                                              7.05               2.32              0.87             0.59
Net increase in net asset value from operations           7.26               2.57              0.93             0.62
 Distributions:
Dividends from net investment income                    ( 0.23)            ( 0.23)           ( 0.12)             --
Distributions from net realized capital gains           ( 0.59)            ( 0.05)           ( 0.14)             --
 Total dividends and distributions                      ( 0.82)            ( 0.28)           ( 0.26)             --
Net asset value, end of period                          $ 22.31            $ 15.87           $ 13.58          $ 12.91
 Total return++                                          46.58%             19.06%             7.26%            5.04%
========================================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                    $4,595             $2,574            $   95           $   11
 Ratio of operating expenses to average net assets        0.60%(b)           0.60%(b)          0.35%+           0.62%+
Ratio of operating expenses to average net assets
 including interest expense                               0.61%           N/A                  0.35%+           0.63%+
 Ratio of net investment income to average net
 assets                                                   1.14%              1.66%             1.99%+           2.19%+
Portfolio turnover rate                                    26%                 5%                2%              18%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements            0.91%(b)           0.95%(b)          0.73%+           1.03%+

                           * Nations Equity Index Fund Investor A Shares commenced operations on October 10, 1995.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements was less than 0.01%.

 Nations Managed SmallCap Value
Index Fund                 For an Investor A Share Outstanding Throughout the
                           Period

                                                       Period ended
Investor A Shares                                        03/31/98*
 Operating performance:
Net asset value, beginning of period                      $ 10.00
Net investment income                                       0.02
 Net realized and unrealized gain on investments            1.46
Net increase in net asset value from operations             1.48
 Distributions:
Dividends from net investment income                      ( 0.02)
Dividends from net realized capital gains                    --
 Total dividends and distributions                        ( 0.02)
Net asset value, end of period                            $ 11.46
 Total return++                                            14.79%
========================================================================
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                      $1,859
 Ratio of operating expenses to average net assets          0.75%+(a)(b)
Ratio of net investment income to average net
 assets                                                     0.53%+
 Portfolio turnover rate                                     30%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements              2.42%+(a)

                           * The Nations Managed SmallCap Value Index Fund Investor A Shares commenced operations on November 24, 1997.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (b) The effect of interest expense on the operating expense ratio was 0.04%.

[GRAPHIC]        Terms used in this prospectus

 Asset-backed security - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 BARRA Index(1) - an index of approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

 BARRA SmallCap Index(1) - an index of approximately 375 common stocks from the S&P 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 600.

 Capital gain (capital loss) - the difference between the purchase price of a security and its selling price. You realize a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 Common stock - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

 Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 Debt security - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 Depositary receipts - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

 Equity security - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 Fixed income security - an intermediate to long-term debt security that matures in more than one year.

 Foreign security - a debt or equity security issued by a foreign government or corporation.

 Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 Futures contract - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 Investment grade - a debt security that has been given a medium to high credit rating (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 Money market instrument - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 Mortgage-backed security - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index, an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

 Municipal debt security - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 Non-diversified - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 Preferred stock - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 Real Estate Investment Trust (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 S&P 500(1) - Standard & Poor's 500 Composite Stock Price Index, an index of 500 common stocks chosen by S&P on a statistical basis.

 S&P 600(1) - Standard & Poor's SmallCap 600 Index, is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

 Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. government obligation - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury.

 Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

(1)S&P and BARRA have not reviewed any stock included in the S&P 500, S&P 600, BARRA Index or BARRA SmallCap Index for its investment merit. S&P and BARRA determine and calculate their indexes independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indexes to track stock market performance. S&P and BARRA make no guarantees about the indexes, any data included in them and the suitability of the indexes or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of the McGraw-Hill Companies, Inc.

[GRAPHIC]         Where to find more information

 You'll find more information about the Index Funds in the following documents:

[GRAPHIC]         Annual and semi-annual reports

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

 [GRAPHIC]        Statement of Additional Information

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.321.7854

        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255

        On the Internet: www.nationsbank.com/nationsfund

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        Public Reference Section of the SEC
        Washington, DC 20549-6009
        1.800.SEC.0330
        http://www.sec.gov

                                                            NATIONS
                                                              FUNDS
                                                  Investments For A Lifetime(SM)

SEC file numbers:
[Nations Fund Trust, 811-04305]


NF-00000-8/99

[GRAPHIC OMITTED]



MONEY MARKET FUNDS
PROSPECTUS  --  INVESTOR B SHARES

                                                                  AUGUST 1, 1999

Money Market Funds
NATIONS PRIME FUND
NATIONS TREASURY FUND
NATIONS GOVERNMENT MONEY MARKET FUND
NATIONS TAX EXEMPT FUND

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------
NOT FDIC
INSURED
------------------
May Lose Value
------------------
No Bank Guarantee
------------------

[NATIONS FUNDS LOGO APPEARS HERE]

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE]



                TERMS USED IN THIS PROSPECTUS




                IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.


[GRAPHIC APPEARS HERE]



                 YOU'LL FIND TERMS USED IN
                 THIS PROSPECTUS ON PAGE 0.

[GRAPHIC APPEARS HERE]



                FOR MORE INFORMATION




                YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

 This booklet, which is called a prospectus, tells you about some of the Nations Funds money market funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.


 The Funds seek to provide income while protecting your original investment by investing in MONEY MARKET INSTRUMENTS. Money market instruments include short-term DEBT SECURITIES that are either government issued or guaranteed, or have relatively low risk. However, your investment and return aren't guaranteed. Your return will vary as short-term interest rates change. Over time, the return on these Funds may be lower than the return on other kinds of mutual funds or investments.


 This makes these Funds best suited for investors who are looking for a low risk investment with stability of principal, or have short-term income needs. These Funds may not be suitable for investors who are looking for higher returns, or are more comfortable with bank deposits that are FDIC insured.


 You'll find a discussion of each Fund's principal investments, strategies and
 risks in the Fund descriptions that start on page   .


 If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.


[NATIONS FUNDS LOGO APPEARS HERE]

WHAT'S INSIDE
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE]



                BANC OF AMERICA ADVISORS, INC.




                BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.


[GRAPHIC APPEARS HERE]



                 YOU'LL FIND MORE ABOUT
                 BAAI AND TRADESTREET
                 STARTING ON PAGE   .

                THE MONEY MARKET FUNDS SEEK TO PROVIDE INCOME WHILE PROTECTING YOUR INVESTMENT BY INVESTING IN MONEY MARKET INSTRUMENTS.


[GRAPHIC APPEARS HERE]




ABOUT THE FUNDS

MONEY MARKET FUNDS
NATIONS PRIME FUND                                                4
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------
NATIONS TREASURY FUND                                             7
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND                             10
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------
NATIONS TAX EXEMPT FUND                                          13
Sub-adviser: TradeStreet Investment Associates, Inc.
------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      16
------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                        18

[GRAPHIC APPEARS HERE]


ABOUT YOUR INVESTMENT

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                          20
  How selling agents are paid                                    27
  Distributions and taxes                                        28
------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             30
------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                    33
------------------------------------------------------
WHERE TO FIND MORE INFORMATION                           BACK COVER

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]



                ABOUT THE SUB-ADVISER




                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC APPEARS HERE]



                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]



                LIMITS ON INVESTMENTS




                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS . THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

 Nations Prime Fund


[GRAPHIC APPEARS HERE]



        INVESTMENT OBJECTIVE

        This Fund seeks the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.



[GRAPHIC APPEARS HERE]



        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.


 These instruments consist primarily of:

  o COMMERCIAL PAPER

  o BANK OBLIGATIONS

  o short-term CORPORATE OBLIGATIONS, including instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, including PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in, or debt instruments backed by, the securities and other assets owned by these issuers

  o GUARANTEED INVESTMENT CONTRACTS

  o short-term taxable MUNICIPAL SECURITIES

  o REPURCHASE AGREEMENTS secured by FIRST-TIER SECURITIES or U.S. GOVERNMENT OBLIGATIONS


 The Fund may also invest in other money market funds, consistent with its investment objective and strategies. The Fund may invest more than 25% of its assets in obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks, when the portfolio management team believes market conditions warrant it.


 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC APPEARS HERE]



                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.


[GRAPHIC APPEARS HERE]





                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC APPEARS HERE]



        RISKS AND OTHER THINGS TO CONSIDER

        Nations Prime Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.



[GRAPHIC APPEARS HERE]



        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.


        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998



                          1 year      5 years     10 years
  Investor B Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]


                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.




[GRAPHIC APPEARS HERE]


                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC APPEARS HERE]



        WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                              Investor B Shares
        Maximum sales charge (load)
        when you buy your shares                         none
        Maximum deferred sales charge (load)
        when you sell your shares                        none
        Ongoing fees and expenses deducted from the
        Fund's assets (the Fund's operating expenses)
        Management fees                                  0.00%
        Distribution (12b-1) and service fees            0.00%
        Other expenses                                   0.00%
        Total annual fund operating expenses             0.00%
        Fee waivers and/or reimbursements                0.00%
        Total net expenses(1)

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.



        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Investor B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor B Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]



                ABOUT THE SUB-ADVISER




                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC APPEARS HERE]



                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]



                LIMITS ON INVESTMENTS




                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

 Nations Treasury Fund


[GRAPHIC APPEARS HERE]



        INVESTMENT OBJECTIVE

        This Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.



[GRAPHIC APPEARS HERE]



        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.


 These instruments include U.S. TREASURY OBLIGATIONS, and REPURCHASE AGREEMENTS and REVERSE REPURCHASE AGREEMENTS secured by U.S Treasury obligations. The Fund also invests in obligations whose principal and interest are backed by the U.S. government.


 The Fund normally invests at least 65% of its assets in U.S. Treasury obligations and repurchase agreements. The Fund may also invest in other money market funds, consistent with its investment objective and policies.


 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]


                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC APPEARS HERE]


        RISKS AND OTHER THINGS TO CONSIDER

        Nations Treasury Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.


        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998



                          1 year      5 years     10 years
  Investor B Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.


[GRAPHIC APPEARS HERE]


                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC APPEARS HERE]



        WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                              Investor B Shares
        Maximum sales charge (load)
        when you buy your shares                         none
        Maximum deferred sales charge (load)
        when you sell your shares                        none
        Ongoing fees and expenses deducted from the
        Fund's assets (the Fund's operating expenses)
        Management fees                                  0.00%
        Distribution (12b-1) and service fees            0.00%
        Other expenses                                   0.00%
        Total annual fund operating expenses             0.00%
        Fee waivers and/or reimbursements                0.00%
        Total net expenses(1)

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.


        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Investor B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:



                         1 year     3 years     5 years     10 years
  Investor B Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]



                ABOUT THE SUB-ADVISER




                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC APPEARS HERE]



                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]



                LIMITS ON INVESTMENTS




                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.





[GRAPHIC APPEARS HERE]



                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.


 Nations Government Money Market Fund


[GRAPHIC APPEARS HERE]



        INVESTMENT OBJECTIVE

        This Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.



[GRAPHIC APPEARS HERE]



        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS, that at the time of investment, have remaining maturities of 397 days or less.


 These instruments consist primarily of U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in other money market funds, consistent with its investment objective and policies.


 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.



[GRAPHIC APPEARS HERE]



        RISKS AND OTHER THINGS TO CONSIDER

        Nations Government Money Market Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC APPEARS HERE]





                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC APPEARS HERE]



        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998



                          1 year      5 years     10 years
  Investor B Shares     0.00%        0.00%       0.00%

[GRAPHIC APPEARS HERE]


                THERE ARE TWO KINDS OF FEES --
                SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


[GRAPHIC APPEARS HERE]



                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[GRAPHIC APPEARS HERE]



        WHAT IT COSTS TO INVEST IN THE FUND


Fees you pay directly                              Investor B Shares
        Maximum sales charge (load)
        when you buy your shares                         none
        Maximum deferred sales charge (load)
        when you sell your shares                        none
        Ongoing fees and expenses deducted from the
        Fund's assets (the Fund's operating expenses)
        Management fees                                  0.00%
        Distribution (12b-1) and service fees            0.00%
        Other expenses                                   0.00%
        Total annual fund operating expenses             0.00%
        Fee waivers and/or reimbursements                0.00%
        Total net expense(1)                            0.00%

         (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.



        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Investor B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor B Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER


                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


[GRAPHIC APPEARS HERE]


                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 00.

[GRAPHIC APPEARS HERE]



                LIMITS ON INVESTMENTS




                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

 Nations Tax Exempt Fund


[GRAPHIC APPEARS HERE]



        INVESTMENT OBJECTIVE

        This Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.



[GRAPHIC APPEARS HERE]



        PRINCIPAL INVESTMENT STRATEGIES

        The Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.


 The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES, which pay interest that is free from federal income tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be HIGH QUALITY.


     The Fund may invest up to 20% of its assets in:

  o PRIVATE ACTIVITY BONDS

  o taxable money market instruments, including REPURCHASE AGREEMENTS


 The Fund may also invest in instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, including PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.


 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issue of an instrument.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]


                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR B SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC APPEARS HERE]


        RISKS AND OTHER THINGS TO CONSIDER

        Nations Tax Exempt Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income. The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund come from interest paid by municipal securities, and are generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. The interest on private activity bonds may be treated as a specific tax preference item for investors who are subject to the federal alternative minimum tax.



[GRAPHIC APPEARS HERE]



        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

               1900   1900   1900   1900   1900   1900   1900
               ----   ----   ----   ----   ----   ----   ----

                00%    00%    00%    00%    00%    00%    00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best: 0 quarter 1900:               00%
        Worst: 0 quarter 1900:              00%
        [Year-to-date return as of 00:     00%]

[GRAPHIC APPEARS HERE]


                THERE ARE TWO KINDS OF FEES --
                SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC APPEARS HERE]


                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                          1 year      5 years     10 years
  Investor B Shares     0.00%        0.00%       0.00%
  [benchmark]           0.00%        0.00%       0.00%

        [benchmark description]


[GRAPHIC APPEARS HERE]


        WHAT IT COSTS TO INVEST IN THE FUND

Fees you pay directly                              Investor B Shares
        Maximum sales charge (load)
        when you buy your shares                         none
        Maximum deferred sales charge (load)
        when you sell your shares                        none
        Ongoing fees and expenses deducted from the
        Fund's assets (the Fund's operating expenses)
        Management fees                                  0.00%
        Distribution (12b-1) and service fees            0.00%
        Other expenses                                   0.00%
        Total annual fund operating expenses             0.00%
        Fee waivers and/or reimbursements                0.00%
        Total net expenses(1)                            0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.


        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Investor B Shares of the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above.


        If you sold all your shares at the end of the period, your costs would be:


                         1 year     3 years     5 years     10 years
  Investor B Shares     $000       $000        $000        $000

[GRAPHIC APPEARS HERE]

         Other important information

 You'll find specific information about each Fund's principal investments,
 strategies and risks in the descriptions starting on page   . The following
 are some other risks and information you should consider before you invest:

     o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

     o SPECIAL RULES FOR MONEY MARKET FUNDS - Money market funds must comply with Rule 2a-7 under the 1940 Act. Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       o may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days, but have demand features or guarantees that are less than 397 days.

       o must maintain an average dollar-weighted maturity of 90 days or less.

       o may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a FIRST-TIER SECURITY for up to three business days.

       o may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or SECOND-TIER SECURITIES.

     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.


          All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.


          A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

[GRAPHIC APPEARS HERE]


                BANC OF AMERICA ADVISORS, INC.


                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255


[GRAPHIC APPEARS HERE]


         How the Funds are managed


 INVESTMENT ADVISER
 BAAI is the investment adviser to the money market funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.


 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation.


 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.


 BAAI has agreed to waive fees or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive or reimburse any fees or expenses after this date.


 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:



     ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                         Maximum     Actual fee
                                        advisory      paid last
                                           fee       fiscal year
  Nations Prime Fund                       0.00         0.00
  Nations Treasury Fund                    0.00         0.00
  Nations Government Money Market Fund     0.00         0.00
  Nations Tax Exempt Fund                  0.00         0.00

[GRAPHIC APPEARS HERE]

                TRADESTREET INVESTMENT
                ASSOCIATES, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255



[GRAPHIC APPEARS HERE]


                STEPHENS INC.

                111 CENTER STREET
                LITTLE ROCK, ARKANSAS 72201


[GRAPHIC APPEARS HERE]

                FIRST DATA INVESTOR
                SERVICES GROUP, INC.

                ONE EXCHANGE PLACE
                BOSTON, MASSACHUSETTS 02109

     INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.


     TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.


 Currently managing more than [$70] billion, TradeStreet has more than [140] institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.


 TradeStreet is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for each Fund.


Fund                                       TradeStreet Team
  Nations Prime Fund                       Taxable Money Market Management Team
  Nations Treasury Fund                    Taxable Money Market Management Team
  Nations Government Money Market Fund     Taxable Money Market Management Team
  Nations Tax Exempt Fund                  Tax-Exempt Money Market Management Team

     OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.


 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.10% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

                WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA, THAT HAVE SIGNED AN AGREEMENT WITH US OR STEPHENS.


                IF YOU DON'T HAVE AN INVESTMENT PROFESSIONAL, CALL US AT
                1.800.321.7854. WE'LL BE PLEASED TO RECOMMEND INVESTMENT PROFESSIONALS IN YOUR AREA.


                YOUR SELLING AGENT MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.


[GRAPHIC APPEARS HERE]

         Buying, selling and exchanging shares


 You can invest in the Funds through your selling agent or directly from Nations Funds. You don't pay any sales charges when you buy, sell or exchange Investor B Shares of the Funds.


 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.


 Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1.800.321.7854.


 The table on the next page summarizes some key information about buying, selling and exchanging shares. These are described in more detail on the following pages.


 Please contact your investment professional or selling agent, or call us at
 1.800.321.7854 if you have any questions about how to place an order or set up one of our automatic plans.

                          Ways to
                        buy, sell or            How much you can buy,
                          exchange                 sell or exchange                           Other things to know
                     ----------------- --------------------------------------- -------------------------------------------------
Buying shares        In a lump sum     minimum initial investment:             There is no limit to the amount you can invest
                                         o $25,000                             in Investor B Shares.
                                       minimum additional investment:
                                          o $1,000
                      Using our         minimum initial investment:             You can buy shares monthly, twice a month or
                     Systematic        o $[25,000]                             quarterly, using automatic transfers from your
                     Investment Plan   minimum additional investment:          bank account.
                                            o $500
                     ----------------- --------------------------------------- -------------------------------------------------
Selling shares       In a lump sum     o you can sell up to $50,000 of your    We usually send you or your selling agent the
                                       shares by telephone, otherwise there    sale proceeds on the same day that we receive
                                       are no limits to the amount you can     your order.
                                       sell
                                       o other restrictions may apply to
                                       withdrawals from retirement plan
                                       accounts
                      Using our free    o minimum $500 per check                You can write checks for free. You can only use
                     checkwriting                                              checks to make partial withdrawals from a
                     service                                                   Fund. You can't use a check to make a full
                                                                               withdrawal from a Fund.
                     Using our         o minimum $25 per withdrawal            Your account balance must be at least $10,000
                     Automatic                                                 to set up the plan. You can make withdrawals
                     Withdrawal Plan                                           monthly, twice a month or quarterly. We'll send
                                                                               your money by check or deposit it directly to
                                                                               your bank account.
                     ---------------- ---------------------------------------- -------------------------------------------------
Exchanging shares    In a lump sum     o [minimum $0,000 per exchange]         You can exchange Investor B Shares of a money
                                                                               market fund for Investor B Shares of another
                                                                               money market fund.

[GRAPHIC APPEARS HERE]


                A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK IS OPEN.


                THE FEDERAL RESERVE BANK OF NEW YORK IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

     HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times:

  o 3:00 p.m. Eastern time each business day for each share class of Nations Prime Fund and Nations Treasury Fund

  o 12:00 noon Eastern time each business day for each share class of Nations Government Money Market Fund and Nations Tax Exempt Fund

 First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.


     VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the money market funds.


     HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents by 3:00 p.m. for Nations Prime Fund and Nations Treasury Fund, or 12:00 noon for Nations Government Money Market Fund and Nations Tax Exempt Fund, on a business day will receive that day's net asset value per share.

 Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We and Stephens may refuse any order. If this happens, we'll return any money we've received to your selling agent.

     TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.


     Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC APPEARS HERE]


        BUYING SHARES


        Here are some general rules for buying shares:

          o We'll process your order only if we receive payment in federal funds by 4:00 p.m. on the business day Stephens, First Data or their agents receive the order. Otherwise, we'll cancel your order.

          o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

          o Shares you buy are recorded on the books of the Fund. We don't issue certificates unless you ask for them in writing, and we don't issue certificates for fractions of shares.


     MINIMUM INITIAL INVESTMENT
        The minimum initial amount you can buy is $25,000, [or $500 if you use our Systematic Investment Plan.]


     MINIMUM ADDITIONAL INVESTMENT
        You can make additional purchases of $1,000, or $500 if you use our Systematic Investment Plan.

 SYSTEMATIC INVESTMENT PLAN
 You can make regular purchases of $500 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

          o You can buy shares twice a month, monthly or quarterly.

          o You can choose to have us transfer your money on or about the 15th or the last day of the month.

          o [Some exceptions may apply to employees of NationsBank and its
            affiliates, and to plans set up before August   , 1997. For
            details, please contact your investment professional.]

[GRAPHIC APPEARS HERE]


                 FOR MORE INFORMATION
                 ABOUT TELEPHONE ORDERS,
                 SEE PAGE 00.


[GRAPHIC APPEARS HERE]


        SELLING SHARES

        Here are some general rules for selling shares:

          o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you on the same business day that Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

          o If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or wire them to your bank account on the same business day that the Fund receives your order.

          o We may take up to three business days to send the sale proceeds if we believe that an earlier payment could adversely affect the Fund.

          o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

          o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.

          o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

          o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares, or delay payment of the sale proceeds up to seven days.


        We may sell your shares:

          o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this

          o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

          o under certain other circumstances allowed under the 1940 Act.

     CHECKING SERVICE
 You can withdraw money from the Funds using our free checkwriting service. You can contact your investment professional or us to set up the service.


     Here's how the service works:

          o Each check you write must be for $250 or more.

          o You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

          o Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

          o We can change or cancel the service by giving you 30 days notice in writing.


     AUTOMATIC WITHDRAWAL PLAN
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.


     Here's how the plan works:

          o Your account balance must be at least $10,000 to set up the plan.

          o If you set up the plan after you've opened your account, your signature must be guaranteed.

          o You can choose to have us transfer your money on or about the 15th or 25th of the month.

          o We'll send you a check or deposit the money directly to your bank account.

          o You can cancel the plan by giving your selling agent or us 30 days notice in writing.


 It's important to remember that if you withdraw more than your Fund is earning, you'll eventually use up your original investment.

[GRAPHIC APPEARS HERE]


                YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

[GRAPHIC APPEARS HERE]


        EXCHANGING SHARES

        You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.


        Here's how exchanges work:

          o You can exchange Investor B Shares of a money market fund for Investor B Shares of another money market fund.

          o [You must exchange at least $0,000.]

          o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o You may only make an exchange into a Fund that is legally sold in your state of residence.

          o You generally may only make an exchange into a Fund that is accepting investments.

          o We may limit the number of exchanges you can make within a specified period of time.

          o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

          o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.

[GRAPHIC APPEARS HERE]


                THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.


                YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED TO YOUR ACCOUNT.

[GRAPHIC APPEARS HERE]

         How selling agents are paid


 Your selling agent may receive compensation in a number of ways when you invest in the Funds. The kind and amount of the compensation depends on which share class you choose.


 Selling agents may pay a portion of their compensation to their investment professionals, under their own arrangements.


     DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
 Stephens and selling agents are compensated for the costs of selling shares and providing services to investors.


 Stephens may be reimbursed for distribution-related expenses incurred up to an annual maximum of 0.10% of the average daily net assets of Investor B Shares of the Funds.


 Selling agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Investor B Shares of the Funds.


 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment.


 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We may reduce or discontinue payments at any time.


     OTHER COMPENSATION
     Selling agents may also receive:

  o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period

  o an additional amount of up to 1.00% of the net asset value per share on all sales of Investor B Shares

  o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise


 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving [Banc of America Investments, Inc.], an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.


 Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the 12b-1 plan. Stephens may cancel any compensation program at any time.


 BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

[GRAPHIC APPEARS HERE]

                THE POWER OF COMPOUNDING

                YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.


                REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.


                PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.

[GRAPHIC APPEARS HERE]

         Distributions and taxes


     ABOUT DISTRIBUTIONS
     A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.


 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.


 Although the Funds do not expect to realize any capital gains, any capital gains, including net short-term capital gains, realized by a Fund will be distributed at least once a year.


 Nations Prime Fund and Nations Treasury Fund declare distributions of net investment income at 3:00 p.m. each business day. Nations Government Money Market Fund and Nations Tax Exempt Fund declare distribution of net investment income at 12:00 noon each business day. The Funds pay these distributions monthly.


 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the TRADE DATE of the purchase up to and including the day before the shares are sold.


 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses.


 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.


 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

[GRAPHIC APPEARS HERE]


                THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.


[GRAPHIC APPEARS HERE]


                 FOR MORE INFORMATION ABOUT
                 TAXES, PLEASE SEE THE SAI.


     HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders will not be able to exclude a portion of these distributions from their taxable income.


 Although the Funds do not expect to realize any capital gains, distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gain.


 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.


 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.


     NATIONS TAX EXEMPT FUND
 In general, you will not be subject to federal income tax on distributions by Nations Tax Exempt Fund of its tax-exempt interest income. These distributions, however, may be subject to state or local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.


 The Fund does not intend to earn any taxable income or net capital gains. If it did, any distributions generally would be subject to tax.


     WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you're otherwise subject to backup withholding.


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.


 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

     TAXATION OF REDEMPTIONS AND EXCHANGES
 As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.


[GRAPHIC APPEARS HERE]


         Financial highlights


 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.


 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

NATIONS PRIME FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            Year ended     Year ended     Period ended      Year ended     Period ended
INVESTOR B SHARES                           03/31/98#      03/31/97       03/31/96(a)       05/31/95       05/31/94*
 OPERATING PERFORMANCE:
Net asset value, beginning of year          $  1.00        $  1.00        $   1.00          $  1.00        $ 1.00
Net investment income                         0.0522         0.0495          0.0447           0.0493        0.0015
 DISTRIBUTIONS:
Dividends from net investment income        (0.0522)       (0.0495)        (0.0447)         (0.0493)       (0.0015)
Total dividends and distributions           (0.0522)       (0.0495)        (0.0447)         (0.0493)       (0.0015)
 Net asset value, end of year               $  1.00        $  1.00        $   1.00          $  1.00        $ 1.00
TOTAL RETURN++                                5.34  %        5.05  %         4.57  %          5.03  %       0.15  %
=========================================== ========       ========       ==========        ========       ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)          $844,368       $381,015       $ 358,646         $216,973       $     2
Ratio of operating expenses to average net
  assets                                      0.55  %        0.55  %         0.55  %+         0.56  %       0.55  %
 Ratio of net investment income to average
  net assets                                  5.23  %        4.96  %         5.37  %+         4.97  %       2.95  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                              0.60  %        0.60  %         0.62  %+         0.64  %       0.62  %+

                           * Nations Prime Fund Investor B Shares commenced operations on May 11, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.


NATIONS TREASURY FUND      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            Year ended     Year ended     Period ended      Year ended     Period ended
INVESTOR B SHARES                           03/31/98#      03/31/97         03/31/96(a)     05/31/95       05/31/94*
 OPERATING PERFORMANCE:
Net asset value, beginning of year          $  1.00        $  1.00         $    1.00        $  1.00        $ 1.00
Net investment income                         0.0506         0.0484            0.0437         0.0468        0.0015
 Distributions:
Dividends from net investment income        (0.0506)       (0.0484)          (0.0437)#      (0.0468)#      (0.0015)
Total dividends and distributions           (0.0506)       (0.0484)          (0.0437)       (0.0468)       (0.0015)
 Net asset value, end of year               $  1.00        $  1.00         $    1.00        $  1.00        $ 1.00
TOTAL RETURN++                                5.18  %        4.96  %           4.46  %        4.76  %       0.14  %
=========================================== ========       ========       ===========       ========       ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)          $546,833       $973,297        $1,525,048       $ 52,564       $     2
Ratio of operating expenses to average net
  assets                                      0.55  %        0.55  %           0.55  %+       0.56  %       0.55  %+
 Ratio of net investment income to average
  net assets                                  5.06  %        4.84  %           5.27  %+       4.73  %       2.72  %+
Ratio of operating expense to average net
  assets without waivers and/or
  reimbursements                              0.60  %        0.60  %           0.62  %+       0.61  %       0.61  %+

                           * Nations Treasury Fund Investor B Shares commenced operations on May 16, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount includes distributions from net realized gains of less than $0.0001 per share.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31. reimbursements, was less than 0.01%.

NATIONS GOVERNMENT MONEY
MARKET FUND                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            Year ended     Year ended     Period ended      Year ended     Period ended
INVESTOR B SHARES                           03/31/98       03/31/97       03/31/96(a)       11/30/95       11/30/94*
 OPERATING PERFORMANCE:
Net asset value, beginning of year          $ 1.00         $ 1.00         $   1.00          $ 1.00         $ 1.00
Net investment income                        0.0499         0.0478           0.0165          0.0532         0.0222
 DISTRIBUTIONS:
Dividends from net investment income        (0.0499)       (0.0478)        (0.0165)         (0.0532)       (0.0222)#
Total dividends and distributions           (0.0499)       (0.0478)        (0.0165)         (0.0532)       (0.0222)
 Net asset value, end of year               $ 1.00         $ 1.00         $   1.00          $ 1.00         $ 1.00
TOTAL RETURN++                               5.12  %        4.93  %          1.66  %         5.45  %        2.24  %
=========================================== ========       ========       ==========        ========       ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)          $77,060        $27,750        $  62,617         $27,079        $11,955
Ratio of operating expenses to average net
  assets                                     0.55  %        0.55  %          0.55  %+        0.55  %        0.55  %+
 Ratio of net investment income to average
  net assets                                 5.00  %        4.78  %          4.95  %+        5.33  %        3.54  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                             0.84  %        0.82  %          0.84  %+        0.82  %        0.84  %+

                           * Nations Government Money Market Fund Investor B Shares commenced operations on May 17, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount includes distributions from net realized gains of less than $0.0001 per share.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.



NATIONS TAX EXEMPT FUND    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            Year ended     Year ended     Period ended      Year ended     Period ended
INVESTOR B SHARES                           03/31/98       03/31/97       03/31/96(a)       11/30/95       11/30/94*
 OPERATING PERFORMANCE:
Net asset value, beginning of year          $  1.00        $  1.00        $   1.00          $ 1.00         $ 1.00
Net investment income                         0.0325         0.0307          0.0106          0.0342         0.0141
 DISTRIBUTIONS:
Dividends from net investment income        (0.0325)       (0.0307)        (0.0106)         (0.0342)       (0.0141)
Total dividends and distributions           (0.0325)       (0.0307)        (0.0106)         (0.0342)       (0.0141)
 Net asset value, end of year               $  1.00        $  1.00        $   1.00          $ 1.00         $ 1.00
TOTAL RETURN++                                3.30  %        3.11  %         1.06  %         3.47  %        1.43  %
=========================================== ========       ========       ==========        ========       ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)          $249,819       $228,601       $ 132,914         $86,374        $     3
Ratio of operating expenses to average net
  assets                                      0.50  %        0.50  %         0.50  %+        0.50  %        0.47  %+
 Ratio of net investment income to average
  net assets                                  3.23  %        3.05  %         3.15  %+        3.42  %        2.39  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                              0.76  %        0.75  %         0.78  %+        0.77  %        0.79  %+

                           * Nations Tax Exempt Fund Investor B Shares commenced operations on May 17, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

[GRAPHIC APPEARS HERE]


         Terms used in this prospectus


 ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.


 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.


 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.


 CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You REALIZE a capital gain (or loss) when you sell a security for more (or less) than you paid for it.


 COMMERCIAL PAPER - a money market instrument issued by a large company.


 COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.


 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.


 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.


 DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.


 DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.


 DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.


 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.


 FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.


 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.


 FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.


 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.


 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.


 HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.


 INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.


 LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.


 LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.


 LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.


 LEHMAN GOVERNMENT BOND INDEX - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.


 LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.


 LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.


 LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.


 MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.


 MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.


 MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.


 MORTGAGE-RELATED SECURITY - a debt security that is backed by a mortgage or pool of mortgages.


 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.


 NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.


 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.


 PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.


 PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.


 PREREFUNDED BONDS - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.


 REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.


 REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.


 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.


 SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.


 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.


 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.


 U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.


 ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

[GRAPHIC APPEARS HERE]

         Where to find more information


 You'll find more information about the Money Market Funds in the following documents:


[GRAPHIC APPEARS HERE]


        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.



[GRAPHIC APPEARS HERE]


        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


        You can obtain a free copy of these documents by contacting Nations
        Funds:


        By telephone: 1.800.321.7854


        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255


        On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND


        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.


        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        HTTP://WWW.SEC.GOV


[NATIONS FUNDS LOGO APPEARS HERE]


SEC file numbers:
[Nations Fund Trust, 811-04305]


NF-00000-8/99

[GRAPHIC]



MONEY MARKET FUNDS
PROSPECTUS  --  INVESTOR C SHARES

                                                                 AUGUST 1, 1999

Money Market Funds
NATIONS PRIME FUND
NATIONS TREASURY FUND
NATIONS GOVERNMENT MONEY MARKET FUND
NATIONS TAX EXEMPT FUND

                                                       THE SECURITIES AND
                                                      EXCHANGE COMMISSION
                                                   (SEC) HAS NOT APPROVED OR
                                                       DISAPPROVED THESE
                                                    SECURITIES OR DETERMINED
                                                     IF THIS PROSPECTUS IS
                                                   TRUTHFUL OR COMPLETE. ANY
                                                     REPRESENTATION TO THE
                                                     CONTRARY IS A CRIMINAL
                                                            OFFENSE.


                                                     ----------------------
                                                            NOT FDIC
                                                             INSURED
                                                     ----------------------
                                                         May Lose Value
                                                     ----------------------
                                                        No Bank Guarantee
                                                     ----------------------

                                                               NATIONS
                                                                 FUNDS
                                                  Investments For A Lifetime(SM)

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

[GRAPHIC]       TERMS USED IN THIS PROSPECTUS

                IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.

[GRAPHIC]       YOU'LL FIND TERMS USED IN
                THIS PROSPECTUS ON PAGE 0.


[GRAPHIC]       FOR MORE INFORMATION

                YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

 This booklet, which is called a prospectus, tells you about some of the Nations Funds money market funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.


 The Funds seek to provide income while protecting your original investment by investing in MONEY MARKET INSTRUMENTS. Money market instruments include short-term DEBT SECURITIES that are either government issued or guaranteed, or have relatively low risk. However, your investment and return aren't guaranteed. Your return will vary as short-term interest rates change. Over time, the return on these Funds may be lower than the return on other kinds of mutual funds or investments.


 This makes these Funds best suited for investors who are looking for a relatively low risk investment with stability of principal, or have short-term income needs. These Funds may not be suitable for investors who are looking for higher returns, or are more comfortable with bank deposits that are FDIC insured.


 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 0.


 If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.


[GRAPHIC]

WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC]       BANC OF AMERICA ADVISORS, INC.

                BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A
                SUB-ADVISER -- TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

[GRAPHIC]       YOU'LL FIND MORE ABOUT
                BAAI AND TRADESTREET
                STARTING ON PAGE 0.

                THE MONEY MARKET FUNDS SEEK TO PROVIDE INCOME WHILE PROTECTING YOUR INVESTMENT BY INVESTING IN MONEY MARKET INSTRUMENTS.


[GRAPHIC] About the funds

MONEY MARKET FUNDS
NATIONS PRIME FUND                                                4
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS TREASURY FUND                                             7
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND                             10
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS TAX EXEMPT FUND                                          13
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      16
-------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                        18

[GRAPHIC]   About your investment

INFORMATION FOR INVESTORS                                        20
  Buying, selling and exchanging shares                          20
  How selling agents are paid                                    24
  Distributions and taxes                                        25
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             27
-------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                    30
-------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                           BACK COVER

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC]       ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]       YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC]       LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

NATIONS PRIME FUND

[GRAPHIC]  INVESTMENT OBJECTIVE

        This Fund seeks the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.

[GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.


 These money market instruments consist primarily of:

  o COMMERCIAL PAPER

  o BANK OBLIGATIONS

  o short-term CORPORATE OBLIGATIONS, including instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, like PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in, or debt instruments backed by, the securities and other assets owned by these issuers

  o GUARANTEED INVESTMENT CONTRACTS

  o short-term taxable MUNICIPAL SECURITIES

  o REPURCHASE AGREEMENTS secured by FIRST-TIER SECURITIES or U.S. GOVERNMENT OBLIGATIONS


 The Fund may also invest in other money market funds, consistent with its investment objective and strategies. The Fund may invest more than 25% of its assets in obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks, when the portfolio management team believes market conditions warrant it.


 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.


 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC]       YOU'LL FIND MORE ABOUT
                OTHER RISKS OF INVESTING IN
                THIS FUND ON PAGE 0 AND
                IN THE SAI.

[GRAPHIC]       THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR
                C SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT
                FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC]   RISKS AND OTHER THINGS TO CONSIDER

     Nations Prime Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC]  A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.


[GRAPHIC]

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                             1 year      5 years     10 years
        Investor C Shares     0.00%        0.00%       0.00%

[GRAPHIC]       THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY,
                AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S
                ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]       THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR
                LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S
                ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC]       WHAT IT COSTS TO INVEST IN THE FUND

        Fees you pay directly                     Investor C Shares
        Maximum sales charge (load)
        when you buy your shares                        none
        Maximum deferred sales charge (load)
        when you sell your shares                       none

        Ongoing fees and expenses deducted from the
        Fund's assets (the Fund's operating expenses)
        Management fees                                 0.00%
        Service fees                                    0.00%
        Other expenses                                  0.00%
        Total annual fund operating expenses            0.00%
        Fee waivers and/or reimbursements               0.00%
        Total net expenses(1)                           0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Investor C Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                             1 year     3 years     5 years     10 years

        Investor C Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]       ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]       YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC]       LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS ON INVESTMENTS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

Nations Treasury Fund


[GRAPHIC]  INVESTMENT OBJECTIVE

        This Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.

[GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.

 These money market instruments include U.S. TREASURY OBLIGATIONS, and REPURCHASE AGREEMENTS and REVERSE REPURCHASE AGREEMENTS secured by U.S Treasury obligations. The Fund also invests in obligations whose principal and interest are backed by the U.S. government.

 The Fund normally invests at least 65% of its assets in U.S. Treasury obligations and repurchase agreements. The Fund may also invest in other money market funds, consistent with its investment objective and policies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

[GRAPHIC]       YOU'LL FIND MORE ABOUT
                OTHER RISKS OF INVESTING IN
                THIS FUND ON PAGE 0 AND
                IN THE SAI.

[GRAPHIC]       THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR
                C SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT
                FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC]  RISKS AND OTHER THINGS TO CONSIDER

        Nations Treasury Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

        o INCOME PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC]  A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                             1 year      5 years     10 years
        Investor C Shares     0.00%        0.00%       0.00%

[GRAPHIC]       THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY,
                AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S
                ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]       THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR
                LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S
                ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC]  WHAT IT COSTS TO INVEST IN THE FUND

        Fees you pay directly                                  Investor C Shares
        Maximum sales charge (load)
        when you buy your shares                                     none
        Maximum deferred sales charge (load)
        when you sell your shares                                    none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                              0.00%
        Service fees                                                 0.00%
        Other expenses                                               0.00%
        Total annual fund operating expenses                         0.00%
        Fee waivers and/or reimbursements                            0.00%
        Total net expenses(1)                                        0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

          o you invest $10,000 in Investor C Shares of the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                             1 year     3 years     5 years     10 years
        Investor C Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]       ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]       YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC]       LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

[GRAPHIC]       YOU'LL FIND MORE ABOUT
                OTHER RISKS OF INVESTING IN
                THIS FUND ON PAGE 0 AND
                IN THE SAI.

Nations Government Money Market Fund

[GRAPHIC]   INVESTMENT OBJECTIVE

            This Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

[GRAPHIC]   PRINCIPAL INVESTMENT STRATEGIES

            This Fund generally invests in a diversified portfolio of high quality money market instruments, that at the time of investment, have remaining maturities of 397 days or less.

 These money market instruments consist primarily of U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in other money market funds, consistent with its investment objective and policies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.


[GRAPHIC]   RISKS AND OTHER THINGS TO CONSIDER

            Nations Government Money Market Fund has the following general risks:

            o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

            o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

[GRAPHIC]       THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR
                C SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT
                FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.

[GRAPHIC]  A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.


        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                             1 year      5 years     10 years
        Investor C Shares     0.00%        0.00%       0.00%

[GRAPHIC]       THERE ARE TWO KINDS OF FEES --
                SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES
                THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]       THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR
                LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S
                ACTUAL EXPENSES AND PERFORMANCE.

[GRAPHIC]  WHAT IT COSTS TO INVEST IN THE FUND

        Fees you pay directly                                  Investor C Shares
        Maximum sales charge (load)
        when you buy your shares                                       none
        Maximum deferred sales charge (load)
        when you sell your shares                                      none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                0.00%
        Service fees                                                   0.00%
        Other expenses                                                 0.00%
        Total annual fund operating expenses                           0.00%
        Fee waivers and/or reimbursements                              0.00%
        Total net expenses(1)                                          0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Investor C Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                             1 year     3 years     5 years     10 years
        Investor C Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

[GRAPHIC]       ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]       YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC]       LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

NATIONS TAX EXEMPT FUND

[GRAPHIC]  INVESTMENT OBJECTIVE

        This Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES

        The Fund generally invests in a diversified portfolio of high quality money market instruments that, at the time of investment, have remaining maturities of 397 days or less.

 The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES, which pay interest that is free from federal income tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of HIGH QUALITY.

 The Fund may invest up to 20% of its assets in:

  o PRIVATE ACTIVITY BONDS

  o taxable money market instruments, including REPURCHASE AGREEMENTS

 The Fund may also invest in instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, including PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issue of an instrument.

[GRAPHIC]        YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.

[GRAPHIC]       THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR
                C SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT
                FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.

[GRAPHIC] RISKS AND OTHER THINGS TO CONSIDER

        Nations Tax Exempt Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

        o INCOME/PRINCIPAL PAYMENT RISK - The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income. The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available.

        o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund come from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities, or from realized capital gains is generally subject to federal, state and local taxes. The interest on private activity bonds may be treated as a specific tax preference item for investors who are subject to the federal alternative minimum tax.

[GRAPHIC]  A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.


        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%

[GRAPHIC]       THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY,
                AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S
                ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]       THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR
                LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S
                ACTUAL EXPENSES AND PERFORMANCE.


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                             1 year      5 years     10 years
        Investor C Shares     0.00%        0.00%       0.00%

[GRAPHIC]  WHAT IT COSTS TO INVEST IN THE FUND

        Fees you pay directly                                  Investor C Shares
        Maximum sales charge (load)
        when you buy your shares                                      none
        Maximum deferred sales charge (load)
        when you sell your shares                                     none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                               0.00%
        Service fees                                                  0.00%
        Other expenses                                                0.00%
        Total annual fund operating expenses                          0.00%
        Fee waivers and/or reimbursements                             0.00%
        Total net expenses(1)                                         0.00%

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o  you invest $10,000 in Investor C Shares of the Fund

        o  your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                             1 year     3 years     5 years     10 years
        Investor C Shares     $000       $000        $000        $000

[GRAPHIC]  Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 0. The following are some other risks and information you should consider before you invest:

     o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

     o SPECIAL RULES FOR MONEY MARKET FUNDS - Money market funds must comply with Rule 2a-7 under the 1940 Act. Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        o may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days, but have demand features or guarantees that are less than 397 days.

        o  must maintain an average dollar-weighted maturity of 90 days or less.

        o may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a FIRST-TIER SECURITY for up to three business days.

        o may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or SECOND-TIER SECURITIES.

     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

     o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

     o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

        All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

        A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

[GRAPHIC]       BANC OF AMERICA ADVISORS, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255


[GRAPHIC]  How the Funds are managed

 INVESTMENT ADVISER

 BAAI is the investment adviser to the money market funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive or reimburse any fees or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                         Maximum     Actual fee
                                        advisory      paid last
                                           fee       fiscal year

  Nations Prime Fund                       0.00         0.00
  Nations Treasury Fund                    0.00         0.00
  Nations Government Money Market Fund     0.00         0.00
  Nations Tax Exempt Fund                  0.00         0.00

[GRAPHIC]       TRADESTREET INVESTMENT
                ASSOCIATES, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255

[GRAPHIC]       STEPHENS INC.

                111 CENTER STREET
                LITTLE ROCK, ARKANSAS 72201

[GRAPHIC]       FIRST DATA INVESTOR
                SERVICES GROUP, INC.

                ONE EXCHANGE PLACE
                BOSTON, MASSACHUSETTS 02109

 INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

 TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

 Currently managing more than [$70] billion, TradeStreet has more than [140] institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

 TradeStreet is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for each Fund.

Fund                                       TradeStreet Team
  Nations Prime Fund                       Taxable Money Market Management Team
  Nations Treasury Fund                    Taxable Money Market Management Team
  Nations Government Money Market Fund     Taxable Money Market Management Team
  Nations Tax Exempt Fund                  Tax-Exempt Money Market Management Team

 OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.10% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC]       WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE
                PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING
                AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT
                PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS,
                MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING
                AFFILIATES OF BANK OF AMERICA, THAT HAVE SIGNED AN AGREEMENT
                WITH US OR STEPHENS.

                IF YOU DON'T HAVE AN INVESTMENT PROFESSIONAL, CALL US AT
                1.800.321.7854. WE'LL BE PLEASED TO RECOMMEND INVESTMENT PROFESSIONALS IN YOUR AREA.

                YOUR SELLING AGENT MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.

                A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK IS OPEN.

                THE FEDERAL RESERVE BANK OF NEW YORK IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


[GRAPHIC]  Buying, selling and exchanging shares

 Investor C Shares of the Funds are available to the following investors:

     o investors who receive shares through an exchange of Investor B Shares of any Nations Fund, except money market funds

     o investors who receive shares through an exchange of Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund

     o investors who buy shares through a managed account offered by a selling agent

 You can invest in the Funds through your selling agent or directly from Nations Funds. The minimum initial investment is $1,000. [There is no minimum for additional investments.] You don't pay any sales charges when you buy, sell or exchange Investor C Shares of the Funds.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1.800.321.7854.

 HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times:

     o 3:00 p.m. Eastern time each business day for each share class of Nations Prime Fund and Nations Treasury Fund

     o 12:00 noon Eastern time each business day for each share class of Nations Government Money Market Fund and Nations Tax Exempt Fund

 First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

 VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the money market funds.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents by 3:00 p.m. for Nations Prime Fund and Nations Treasury Fund, or 12:00 noon for Nations Government Money Market Fund and Nations Tax Exempt Fund on a business day will receive that day's net asset value per share.

 Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We may refuse any order. If this happens, we'll return any money we've received to your selling agent.

 TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

     Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]  BUYING SHARES

        Here are some general rules for buying shares:

          o We'll process your order only if we receive payment in federal funds by 4:00 p.m. on the business day Stephens or First Data receives the order. Otherwise, we'll cancel your order.

          o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

          o Shares you buy are recorded on the books of the Fund. We generally don't issue certificates.

[GRAPHIC]        FOR MORE INFORMATION
                 ABOUT TELEPHONE ORDERS,
                 SEE PAGE 0.

[GRAPHIC]  SELLING SHARES

        Here are some general rules for selling shares:

          o If you received your Investor C Shares through an exchange of Investor B Shares, a contingent deferred sales charge (CDSC) may apply when you sell these shares, or any shares you receive through an exchange of these shares. The CDSC will be based on the period from when you originally bought the Investor B Shares until you sold them.

          o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you on the same business day that Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

          o If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or wire them to your bank account on the same business day that the Fund receives your order.

          o We may take up to three business days to send the sale proceeds if we believe that an earlier payment could adversely affect the Fund.

          o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

          o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.

          o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

          o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares, or delay payment of the sale proceeds up to seven days.

        We may sell your shares:

          o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this

          o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

          o  under certain other circumstances allowed under the 1940 Act.

[GRAPHIC]       YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES
                AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ
                ITS PROSPECTUS CAREFULLY.

[GRAPHIC]  EXCHANGING SHARES

        You can sell shares of one Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

        Exchanges are only available if you received your shares through an exchange. Exchanges are not available if you bought your shares through a managed account.

        Here's how exchanges work:

          o  You can exchange Investor C Shares of a money market fund for:

             o  Investor C Shares of money market funds

             o Investor B Shares of all other Nations Funds, except money market funds

             o Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund

          o  You must exchange at least [$0,000.]

          o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o You may only make an exchange into a Fund that is legally sold in your state of residence.

          o You generally may only make an exchange into a Fund that is accepting investments.

          o We may limit the number of exchanges you can make within a specified period of time.

          o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

          o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.

[GRAPHIC]       YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES
                PROVIDED TO YOUR ACCOUNT.

[GRAPHIC]  How selling agents are paid

 Your selling agent usually receives compensation when you invest in the Funds. The kind and amount of the compensation depends on the share class in which you invest.

 Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 SHAREHOLDER SERVICING FEES
 Selling agents are compensated for selling shares and providing services to investors.

 Stephens may be reimbursed for distribution-related expenses incurred up to an annual maximum of 0.10% of the average daily net assets of Investor C Shares of the Funds.

 Selling agents may receive an annual shareholder servicing fee of up to 0.25% of the average daily net assets of Investor C Shares of the Funds.

 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment.

 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We may reduce or discontinue payments at any time.

 OTHER COMPENSATION
 Selling agents may also receive:

  o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period

  o an additional amount of up to [1.00%] of the net asset value per share on all sales of Investor C Shares

  o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

 Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the shareholder servicing plan. Stephens may cancel any compensation program at any time.

 BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

[GRAPHIC]       THE POWER OF COMPOUNDING

                YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.

                REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

                PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.

[GRAPHIC]  Distributions and taxes

 ABOUT DISTRIBUTIONS
 A mutual fund can make money two ways:

     o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

     o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 Although the Funds do not expect to realize any capital gains, any capital gains, including net short-term capital gains, realized by a Fund will be distributed at least once a year.

 Nations Prime Fund and Nations Treasury Fund declare distributions of net investment income at 3:00 p.m. each business day. Nations Government Money Market Fund and Nations Tax Exempt Fund declare distribution of net investment income at 12:00 noon each business day. The Funds pay these distributions monthly.

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the trade date of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

[GRAPHIC]       THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY
                AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A
                SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH
                YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY
                FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

[GRAPHIC]       FOR MORE INFORMATION ABOUT
                TAXES, PLEASE SEE THE SAI.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders will not be able to exclude a portion of these distributions from their taxable income.

 Although the Funds do not expect to realize any capital gains, distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gain.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 NATIONS TAX EXEMPT FUND
 In general, you will not be subject to federal income tax on distributions by Nations Tax Exempt Fund of its tax-exempt interest income. These distributions, however, may be subject to state or local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

 The Fund does not intend to earn any taxable income or net capital gains. If it did, any distributions generally would be subject to tax.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o  the IRS informs us that you're otherwise subject to backup withholding.

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

 [GRAPHIC]  Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

NATIONS PRIME FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            Year ended     Year ended     Period ended     Year ended     Period ended
Investor C Shares                            03/31/98       03/31/97       03/31/96(a)      05/31/95        05/31/94*
OPERATING PERFORMANCE
Net asset value, beginning of year            $ 1.00         $ 1.00         $ 1.00           $ 1.00         $ 1.00
Net investment income                          0.0522         0.0495         0.0447           0.0493         0.0155
Dividends from net investment income          (0.0522)       (0.0495)       (0.0447)         (0.0493)       (0.0155)
Total dividends and distributions             (0.0522)       (0.0495)       (0.0447)         (0.0493)       (0.0155)
Net asset value, end of year                  $ 1.00         $ 1.00         $ 1.00           $ 1.00         $ 1.00
TOTAL RETURN++                                 5.34  %        5.05  %        4.57  %          5.03  %        1.58  %
=======================================================================================================================
Net assets, end of year (in 000's)            $96,149        $93,678        $74,822          $53,451        $ 1,481
Ratio of operating expenses to average net
  assets                                       0.55  %        0.55  %        0.55  %+         0.56  %        0.55  %+
Ratio of net investment income to average
  net assets                                   5.23  %        4.96  %        5.37  %+         4.97  %        2.95  %+
Ratio of operating expenses to average net
  assets without waivers and/or
  reimbursements                               0.60  %        0.60  %        0.62  %+         0.64  %        0.62  %+

                           * Nations Prime Fund Investor C Shares commenced operations on November 26, 1993.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

NATIONS TREASURY FUND      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            Year ended     Year ended     Period ended      Year ended      Period ended
Investor C Shares                            03/31/98       03/31/97       03/31/96(a)       05/31/95        05/31/94*
Net asset value, beginning of year            $ 1.00         $ 1.00         $ 1.00           $  1.00          $ 1.00
Net investment income                          0.0506         0.0484         0.0437            0.0468          0.0019
Dividends from net investment income          (0.0506)       (0.0484)       (0.0437)#        (0.0468)#        (0.0019)
Total dividends and distributions             (0.0506)       (0.0484)       (0.0437)         (0.0468)         (0.0019)
Net asset value, end of year                  $ 1.00         $ 1.00         $ 1.00           $  1.00          $ 1.00
TOTAL RETURN++                                 5.18  %        4.96  %        4.46  %           4.76  %         0.19  %
=======================================================================================================================
Net assets, end of year (in 000's)           $ 8,295        $13,868        $ 8,783          $  6,373         $   191
Ratio of operating expenses to average net
  assets                                       0.55  %        0.55  %        0.55  %+          0.56  %         0.55  %+
Ratio of net investment income to average
  net assets                                   5.06  %        4.84  %        5.27  %+          4.73  %         2.72  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.60  %        0.60  %        0.62  %+          0.61  %         0.61  %+

                           * Nations Treasury Fund Investor C Shares commenced operations on May 11, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount includes distributions from net realized gains of less than $0.0001 per share.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

NATIONS GOVERNMENT MONEY
MARKET FUND                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            Year ended     Year ended     Period ended     Year ended     Period ended
Investor C Shares                            03/31/98       03/31/97       03/31/96(a)      11/30/95        11/30/94*
 OPERATING PERFORMANCE:
Net asset value, beginning of year            $ 1.00         $ 1.00         $ 1.00           $ 1.00         $ 1.00
Net investment income                          0.0499         0.0478         0.0165           0.0532         0.0290
Dividends from net investment income          (0.0499)       (0.0478)       (0.0165)         (0.0532)       (0.0290)#
Total dividends and distributions             (0.0499)       (0.0478)       (0.0165)         (0.0532)       (0.0290)
Net asset value, end of year                  $ 1.00         $ 1.00         $ 1.00           $ 1.00         $ 1.00
TOTAL RETURN++                                 5.12  %        4.93  %        1.66  %          5.44  %        2.94  %
=======================================================================================================================
Net assets, end of year (in 000's)           $ 3,369        $ 2,142        $ 1,731          $ 4,414        $   476
Ratio of operating expenses to average net
  assets                                       0.55  %        0.55  %        0.55  %+         0.55  %        0.55  %+
Ratio of net investment income to average
  net assets                                   5.00  %        4.78  %        4.95  %+         5.33  %        3.54  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.84  %        0.82  %        0.84  %+         0.82  %        0.84  %+

                           * Nations Government Money Market Fund Investor C Shares commenced operations on
                           March 21, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount includes distributions from net realized gains of less than $0.0001 per share.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was
                           November 30.


NATIONS TAX EXEMPT FUND    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            Year ended     Year ended     Period ended     Year ended     Period ended
Investor C Shares                            03/31/98       03/31/97       03/31/96(a)      11/30/95        11/30/94*
 Net asset value, beginning of year           $ 1.00         $ 1.00         $ 1.00           $ 1.00         $ 1.00
Net investment income                          0.0323         0.0311         0.0107           0.0346         0.0203
 Dividends from net investment income         (0.0323)       (0.0311)       (0.0107)         (0.0346)       (0.0203)
Total dividends and distributions             (0.0323)       (0.0311)       (0.0107)         (0.0346)       (0.0203)
 Net asset value, end of year                 $ 1.00         $ 1.00         $ 1.00           $ 1.00         $ 1.00
TOTAL RETURN++                                 3.26  %        3.15  %        1.07  %          3.52  %        2.05  %
=======================================================================================================================
 Net assets, end of year (in 000's)           $67,511        $62,761        $66,743          $41,409        $25,704
Ratio of operating expenses to average net
  assets                                       0.48  %        0.45  %        0.45  %+         0.45  %        0.42  %+
 Ratio of net investment income to average
  net assets                                   3.25  %        3.10  %        3.20  %+         3.47  %        2.44  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.74  %        0.70  %        0.73  %+         0.72  %        0.74  %+

                           * Nations Tax Exempt Fund Investor C Shares commenced operations on March 7, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was
                           November 30.

[GRAPHIC]  Terms used in this prospectus

 ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You REALIZE a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

 DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

 HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

 INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

 LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

 LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

 LEHMAN GOVERNMENT BOND INDEX - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

 LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

 LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

 LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

 MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

 MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 MORTGAGE-RELATED SECURITY - a debt security that is backed by a mortgage or pool of mortgages.

 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.

 PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PREREFUNDED BONDS - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.

 REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

[GRAPHIC]  Where to find more information

 You'll find more information about the Money Market Funds in the following documents:

[GRAPHIC]  ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC]  STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.321.7854

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        HTTP://WWW.SEC.GOV


SEC file numbers:
[Nations Fund Trust, 811-04305]

NF-00000-8/99


NATIONS FUNDS
INVESTMENTS FOR A LIFETIME(SM)

(logo)

Prospectus
August 1, 1999

EQUITY FUNDS

Nations Value Fund
Nations Equity Income Fund
Nations Emerging Growth Fund
Nations Small Company Growth Fund
Nations Disciplined Equity Fund
Nations Capital Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund
Strategic Equity Fund
Blue Chip Fund
Capital Income Fund

BALANCED FUNDS

Nations Balanced Assets Fund
Nations Asset Allocation Fund

o  Investor A Shares
o  Investor B Shares
o  Investor C Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT FDIC-INSURED   May lose value     No bank guarantee

NF-00000-5/99

TERMS USED IN THIS PROSPECTUS

In this prospectus, WE, US and OUR refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in ITALICS where they first appear in a section and are described in TERMS USED IN THIS PROSPECTUS.

 You'll find TERMS USED IN THIS PROSPECTUS on page o

FOR MORE INFORMATION

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes detailed information about each Fund's investments, policies, performance and management, among other things. The SAI is legally considered to be part of this prospectus because it's incorporated by reference. Turn to the back cover to find out how you can get a copy of the SAI.

About this prospectus

This booklet, which is called a prospectus, tells you about some of the Nations Funds equity funds and balanced funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

The equity funds focus on long-term growth by investing primarily in equity securities. Equities have the potential to provide you with higher returns than many other kinds of investments, but there's also the risk that you'll lose money, or you may not earn as much as you expect.

This makes these Funds best suited for longer-term investment goals, or as part of a balanced portfolio. They may also help protect against a loss of buying power that inflation can cause over time.

The balanced funds invest in a mix of equity and fixed income securities, and money market instruments. These Funds may be suitable for investors who want the potential for both long-term growth and income, or who want a diversified portfolio in a single mutual fund.

The equity and balanced funds may not be suitable for investors who are not prepared to accept or are unable to bear the risks associated with equity securities, who have short-term investment goals, or who are looking for a regular stream of income.

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page o.

If you have any questions about the Funds, please call us at 1-800-321-7854 or contact your investment professional.

About the Funds

BANC OF AMERICA ADVISORS, INC.

Banc of America Advisors, Inc. (BAAI) is the investment adviser to each of the Funds. BAAI is responsible for the overall management and supervision of the investment management of each Fund. BAAI and Nations Funds have engaged sub-advisers, which are responsible for the day-to-day investment decisions for each of the Funds.

You'll find more about BAAI and the sub-advisers starting on page o.

The equity funds focus on long-term growth by investing primarily in EQUITY SECURITIES.

The balanced funds invest in a mix of equity and FIXED INCOME SECURITIES and MONEY MARKET INSTRUMENTS.

What's inside

EQUITY FUNDS

Nations Value Fund.....................................................00
Sub-adviser: TradeStreet Investment Associates, Inc.

Nations Equity Income Fund.............................................00
Sub-adviser: TradeStreet Investment Associates, Inc.

Nations Emerging Growth Fund...........................................00
Sub-adviser: TradeStreet Investment Associates, Inc.

Nations Small Company Growth Fund......................................00
Sub-adviser: TradeStreet Investment Associates, Inc.

Nations Disciplined Equity Fund........................................00
Sub-adviser: TradeStreet Investment Associates, Inc.

Nations Capital Growth Fund............................................00
Sub-adviser: TradeStreet Investment Associates, Inc.

Nations Marsico Focused Equities Fund..................................00
Sub-adviser: Marsico Capital Management, LLC

Nations Marsico Growth & Income Fund...................................00
Sub-adviser: Marsico Capital Management, LLC

Nations Strategic Equity Fund .........................................00
Sub-adviser: Bank of America Investment Management

Nations Blue Chip Fund ................................................00
Sub-adviser: Chicago Equity Partners Corporation

Nations Capital Income Fund ...........................................00
Sub-adviser: TradeStreet Investment Associates, Inc.

BALANCED FUNDS

Nations Balanced Assets Fund...........................................00
Sub-adviser: TradeStreet Investment Associates, Inc.

Nations Asset Allocation Fund .........................................00

About your investment

Sub-advisers: TradeStreet Investment Associates, Inc., Chicago Equity Partners Corporation

OTHER IMPORTANT INFORMATION............................................00

HOW THE FUNDS ARE MANAGED..............................................00

INFORMATION FOR INVESTORS..............................................00
     Choosing a share class............................................00
     Buying, selling and exchanging shares.............................00
     How selling agents are paid.......................................00
     Distributions and taxes...........................................00

FINANCIAL HIGHLIGHTS...................................................00

TERMS USED IN THIS PROSPECTUS..........................................00

WHERE TO FIND MORE INFORMATION.................................back cover

About the equity funds

ABOUT THE SUB-ADVISER
TradeStreet Investment Associates, Inc. (TradeStreet) is this Fund's sub-adviser. TradeStreet's Value Management Team makes the day-to-day investment decisions for the Fund.

You'll find more about TradeStreet on page o.

WHAT IS VALUE INVESTING?
Value investing means looking for "undervalued" companies -- quality companies that may be currently out of favor and selling at a reduced price, but that have good potential to increase in value.

The management team uses fundamental analysis to help decide whether the current stock price of a company may be lower than the company's true value, and then looks for things that could trigger a rise in price, like a new product line, new pricing or a change in management. This trigger is often called a "catalyst."

NATIONS VALUE FUND

INVESTMENT OBJECTIVE

This Fund seeks growth of capital by investing in companies that are believed to be undervalued.

PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 65% of its assets in common stocks of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million.

The Fund also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The management team uses fundamental analysis to identify stocks of companies that it believes are undervalued. When selecting investments, the management team looks at, among other things:

o  the quality of the company

o  the company's projected earnings and dividends

o the stock's price-to-earnings ratio relative to other stocks in the same industry or economic sector. The team believes that companies with lower price-to-earnings ratios are generally more likely to provide better opportunities for capital appreciation

o  the stock's potential to provide total return

o  the value of the stock relative to the overall stock market

The team also looks for a "catalyst" for improved earnings. This could be, for example, a new product, new management or a new sales channel.

The team tries to provide above-average returns while trying to avoid above-average risks.

The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

o  may limit the number of buy and sell transactions it makes

o  will try to sell shares that have the lowest tax burden on shareholders

o  may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

You'll find more about other risks of investing in this Fund on page o and in the SAI.

RISKS AND OTHER THINGS TO CONSIDER
Nations Value Fund has the following general risks:

o investment strategy risk - The management team chooses stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

o stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

A look at the Fund's performance

Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

Year by year total return (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%
Worst: o quarter 19oo:     o%

Average annual total return as of December 31, 1998

                           1 year   5 years   10 years
Investor A Shares          o.oo%    o.oo%     o.oo%
Investor B Shares          o.oo%    o.oo%     o.oo%
Investor C Shares          o.oo%    o.oo%     o.oo%
S&P 500                    o.oo%    o.oo%     o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

What it costs to invest in the Fund

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares

Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

If you sold all of your shares at the end of the period, your costs would be:

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

                     1 year     3 years    5 years       10 years
Investor A Shares     $ooo       $ooo       $ooo          $ooo
Investor B Shares     $ooo       $ooo       $ooo          $ooo
Investor C Shares     $ooo       $ooo       $ooo          $ooo


If you bought Investor B Shares and didn't sell them, your costs would be:

                      1 year     3 years    5 years    10 years
Investor B Shares      $ooo       $ooo        $ooo       $ooo

About the sub-adviser

TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

You'll find more about TradeStreet on page o.

Why invest in an equity income fund?

Equity income funds are generally considered to be a more conservative equity investment because they invest in large, well-established companies that pay regular dividends. These companies tend to be less volatile than other kinds of companies.

Nations Equity Income Fund

Investment objective

This Fund seeks current income and growth of capital by investing in companies with above-average dividend yields.

Principal investment strategies

The Fund normally invests in 100 to 150 companies in a broad range of industries with market capitalizations of at least $5 billion. The Fund generally invests at least 65% of its assets in income-producing securities that are listed on a national exchange or are traded on an established over-the-counter market, including common stocks that pay dividends and convertible securities.

The Fund tries to provide a higher yield than the stocks that are included in the S&P 500, and may invest in fixed income securities, preferred stocks and warrants to try to increase the income that it earns. Fixed income securities generally must be rated investment grade at the time of investment, or can be unrated if the team believes they are of comparable quality at the time of investment. Up to 5% of the Fund's assets may be invested in fixed income securities rated below investment grade ("high yield" or "junk" bonds) if the team believes they have relatively low credit risk.

The Fund may invest up to 20% of its assets in foreign securities. It also may invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The management team uses a quantitative process based on fundamental analysis to identify stocks of companies whose earnings have the potential to grow.
o  When selecting investments, the management team looks at, among other things:
o value characteristics like book value, earnings yield and cash flow to compare what the team believes to be a stock's true value to its current market value
o growth characteristics like price momentum, earnings growth and earnings acceleration to measure a stock's potential for growth
o  a security's potential for above-average dividend yield

The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

o  may limit the number of buy and sell transactions it makes
o  will try to sell shares that have the lowest tax burden on shareholders
o  may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

You'll find more about other risks of investing in this Fund on page o and in the SAI.

Risks and other things to consider

Nations Equity Income Fund has the following general risks:

o INVESTMENT STRATEGY RISK - The management team chooses stocks that it believes have the potential for dividend growth and capital appreciation. There is a risk that dividend payments and the value of these investments will not rise as high as the team expects, or will fall.

o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

A look at the Fund's performance

Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

Year by year total return (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%

Worst: o quarter 19oo:     o%

Average annual total return as of December 31, 1998

                         1 year   5 years   10 years
Investor A Shares          o.oo%    o.oo%     o.oo%
Investor B Shares          o.oo%    o.oo%     o.oo%
Investor C Shares          o.oo%    o.oo%     o.oo%
S&P 500                    o.oo%    o.oo%     o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

What it costs to invest in the Fund

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.

(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

If you sold all your shares at the end of the period, your costs would be:

                     1 year     3 years    5 years       10 years
Investor A Shares     $ooo       $ooo       $ooo          $ooo
Investor B Shares     $ooo       $ooo       $ooo          $ooo
Investor C Shares     $ooo       $ooo       $ooo          $ooo

If you bought Investor B Shares and didn't sell them, your costs would be:

                     1 year     3 years    5 years       10 years
Investor B Shares     $ooo       $ooo       $ooo          $ooo

About the sub-adviser

TradeStreet is this Fund's sub-adviser. TradeStreet's Strategic Growth Management Team makes the day-to-day investment decisions for the Fund.

You'll find more about TradeStreet on page o.

What is an emerging growth fund?

An emerging growth fund invests in emerging growth companies. These are typically medium-sized and smaller companies whose earnings are expected to grow or to continue growing, and whose share prices are believed to be reasonably valued.

These companies may be expanding in existing markets, entering into new markets, developing new products or increasing their profit margins by gaining market share or streamlining their operations.

Nations Emerging Growth Fund

Investment objective

This Fund seeks capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

Principal investment strategies

The Fund normally invests at least 65% of its assets in companies chosen from a universe of emerging growth companies. The Fund generally holds 75 to 130 securities, which include common stocks, preferred stocks and convertible securities like warrants, rights and convertible debt.

The Fund may invest up to 20% of its assets in foreign securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in its the SAI.

The team selects stocks using a disciplined process based on fundamental analysis. It starts with a universe of nearly 1,500 companies with market capitalizations of $750 million to $7 billion, and using quantitative analysis, evaluates the companies based on the following criteria:

o earnings growth trends
o earnings momentum
o earnings estimate trends
o relative price performance
o valuation

The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

o gaining an in-depth understanding of the company's business
o evaluating the company's growth potential, risks and competitive strengths
o discussing its growth strategy with company management
o validating the growth strategy with external research

The team selects a stock only when its price is attractive relative to forecasted growth.

The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

o may limit the number of buy and sell transactions it makes
o will try to sell shares that have the lowest tax burden on shareholders
o may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

You'll find more about other risks of investing in this Fund on page o and in the SAI.

Risks and other things to consider

Nations Emerging Growth Fund has the following general risks:

o investment strategy risk - The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Stocks of emerging companies also tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk if unexpected company developments lower stock prices.

o stock market risk - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.

o futures risk - This Fund may use futures contracts to help manage liquidity or to hedge portfolio risk. There is always a risk that this could result in losses, reduce returns, increase costs and increase the Fund's volatility.

o foreign investment risk - Although the Fund may only invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of international political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

A look at the Fund's performance

Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time.

Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

Year by year total return (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%

Worst: o quarter 19oo:     o%

Average annual total return as of December 31, 1998

                                 1 year       5 years       10 years
Investor A Shares
Investor B Shares                o.oo%        o.oo%         o.oo%
Investor C Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

What it costs to invest in the Fund

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares

Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

If you sold all your shares at the end of the period, your costs would be:

                    1 year   3 years   5 years   10 years
Investor A Shares     $ooo     $ooo      $ooo      $ooo
Investor B Shares     $ooo     $ooo      $ooo      $ooo
Investor C Shares     $ooo     $ooo      $ooo      $ooo

If you bought Investor B Shares and didn't sell them, your costs would be:

                   1 year   3 years   5 years   10 years
Investor B Shares   $ooo     $ooo       $ooo      $ooo

About the sub-adviser

TradeStreet is this Fund's sub-adviser. TradeStreet's Strategic Growth Management Team makes the day-to-day investment decisions for the Fund.

You'll find more about TradeStreet on page o.

Why invest in a small company growth fund?
A small company growth fund invests in smaller companies with promising products or that are operating in a dynamic field. These companies can have better potential for rapid earnings growth than larger companies. They may, however, have a harder time securing financing and may be more sensitive to a setback in sales than larger, more established companies.

The portfolio management team looks for companies whose earnings are growing quickly, and whose share prices are reasonably valued.

Nations Small Company Growth Fund

Investment objective
This Fund seeks long-term capital growth by investing primarily in equity securities.

Principal investment strategies
The Fund normally invests at least 65% of its assets in companies with a market capitalization of $1 billion or less. The Fund usually holds 75 to 130 securities, which include common stocks, preferred stocks and convertible securities like warrants, rights and convertible debt.

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The team selects stocks using a disciplined process based on fundamental analysis. It starts with a universe of nearly 5,000 companies with market capitalizations of $1 billion or less, and using quantitative analysis, evaluates the companies based on the following criteria:

o earnings growth trends
o earnings momentum
o earnings estimate trends
o relative price performance
o valuation

The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

o gaining an in-depth understanding of the company's business
o evaluating the company's growth potential, risks and competitive strengths
o discussing its growth strategy with company management
o validating the growth strategy with external research

The team selects a stock only when its valuation is attractive relative to forecasted growth.

The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

o may limit the number of buy and sell transactions it makes
o will try to sell shares that have the lowest tax burden on shareholders
o may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

You'll find more about other risks of investing in this Fund on page o and in the SAI.

Risks and other things to consider
Nations Small Company Growth Fund has the following general risks:

o INVESTMENT STRATEGY RISK - The team chooses stocks that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. Stocks of smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, including because they trade less frequently and in lower volumes.
o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.
o FUTURES RISK - This Fund may use futures to help manage liquidity or to hedge portfolio risk. There is always a risk that this could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%

Worst: o quarter 19oo:     o%

Average annual total return as of December 31, 1998

                                 1 year       5 years       10 years
Investor A Shares                o.oo%        o.oo%         o.oo%
Investor B Shares                o.oo%        o.oo%         o.oo%
Investor C Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

WHAT IT COSTS TO INVEST IN THE FUND

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

If you sold all your shares at the end of the period, your costs would be:

                     1 year     3 years    5 years       10 years
Investor A Shares     $ooo       $ooo       $ooo          $ooo
Investor B Shares     $ooo       $ooo       $ooo          $ooo
Investor C Shares     $ooo       $ooo       $ooo          $ooo

If you bought Investor B Shares and didn't sell them, your costs would be:

                     1 year     3 years    5 years       10 years
Investor B Shares     $ooo       $ooo       $ooo          $ooo

NATIONS DISCIPLINED EQUITY FUND

INVESTMENT OBJECTIVE
This Fund seeks growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

ABOUT THE SUB-ADVISER
TradeStreet is this Fund's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the Fund.

You'll find more about TradeStreet on page o.

WHY USE A COMPUTER MODELING SYSTEM?
The management team uses a computer modeling system as a key component in managing this Fund. The system ranks stocks based on earnings momentum and valuation, which helps the team choose stocks that have the potential to generate attractive returns.

PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 65% of its assets in common stocks of large and medium-sized U.S. companies. These companies typically have a market capitalization of $1 billion or more.

The Fund may invest up to 20% of its assets in foreign securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The management team uses a computer modeling system to help construct a portfolio of 40 to 60 securities diversified across industry sectors. Each security selected for investment by the Fund is in the top quartile of the securities ranked by the team's quantitative model for earnings momentum and in the top third of securities ranked by the model on a valuation basis.

When selecting investments, the team looks for attractively priced securities with increasing earnings. It uses quantitative analysis to:

o identify companies with improving profit potential and increasing earnings
o identify companies with favorable price-to-earnings ratios
o identify companies with positive earnings trends. In general, these companies also tend to experience favorable trends in their stock prices
o rank the attractiveness of equity securities based on a "multi-factor" valuation model, a computer modeling system that takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth compared with its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry

The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains it distributes to shareholders. For example, the team:

o may limit the number of buy and sell transactions it makes
o will try to sell shares that have the lowest tax burden on shareholders
o may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

You'll find more about other risks of investing in this Fund on page o and in the SAI.

RISKS AND OTHER THINGS TO CONSIDER
Nations Disciplined Equity Fund has the following general risks:
o INVESTMENT STRATEGY RISK - The team uses a quantitative approach to select investments it believes are attractively valued and whose earnings per share are likely to increase. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.
o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.
o FOREIGN INVESTMENT RISK - Although the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:

Best: o quarter 19oo:      o%

Worst: o quarter 19oo:     o%

Average annual total return as of December 31, 1998

                                 1 year       5 years       10 years
Investor A Shares                o.oo%        o.oo%         o.oo%
Investor B Shares                o.oo%        o.oo%         o.oo%
Investor C Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

WHAT IT COSTS TO INVEST IN THE FUND

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:
o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                 1 year   3 years  5 years  10 years

Investor A Shares $***     $***     $***    $***
Investor B Shares $***     $***     $***    $***
Investor C Shares $***     $***     $***    $***

If you bought Investor B Shares and didn't sell them, your costs would be:

                 1 year   3 years  5 years  10 years

Investor B Shares $***     $***     $***    $***

NATIONS CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE
This Fund seeks growth of capital by investing in companies that are believed to have superior earnings growth potential.

ABOUT THE SUB-ADVISER
TradeStreet is this Fund's sub-adviser. TradeStreet's Core Growth Management Team makes the day-to-day investment decisions for the Fund.

You'll find more about TradeStreet on page *.

WHAT IS A GROWTH FUND?
Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These are typically companies that are developing or applying new technologies, products or services in growing industry sectors.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its assets in common stocks of companies that have one or more of the following the characteristics:
o  above-average earnings growth compared with the S&P 500
o established operating histories, strong balance sheets and favorable financial performance
o  above-average return on equity compared with the S&P 500

The Fund may invest up to 20% of its assets in FOREIGN SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

When selecting investments, the management team starts with a universe of what it believes are financially strong companies. The team then identifies a group of companies with market capitalizations of more than $1 billion that it believes have strong growth potential - around 750 companies. The team then chooses investments from this group based on intensive research, visits to companies and market conditions, seeking to identify companies:
o whose earnings growth is projected to be higher than average
o that develop or apply new technologies, new and improved methods of distribution, or new services
o that may benefit from changing consumer demands and lifestyles

The management team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of CAPITAL GAINS distributed to shareholders. For example, the team:
o may limit the number of buy and sell transactions it makes
o will try to sell shares that have the lowest tax burden on shareholders
o may offset capital gains by selling securities to realize a CAPITAL LOSS

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

You'll find more about other risks of investing in this Fund on page * and in the SAI.

RISKS AND OTHER THINGS TO CONSIDER
Nations Capital Growth Fund has the following general risks:
o INVESTMENT STRATEGY RISK - The management team chooses stocks that it believes have superior growth potential and are selling at reasonable prices, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.
o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.
o FOREIGN INVESTMENT RISK - Although the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%

Worst: o quarter 19oo:     o%

Average annual total return as of December 31, 1998

                                 1 year       5 years       10 years
Investor A Shares
Investor B Shares                o.oo%        o.oo%         o.oo%

Investor C Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

WHAT IT COSTS TO INVEST IN THE FUND

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:
o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                  1 year   3 years  5 years  10 years
Investor A Shares $***     $***       $***     $***
Investor B Shares $***     $***       $***     $***
Investor C Shares $***     $***       $***     $***

If you bought Investor B Shares and didn't sell them, your costs would be:

                  1 year  3 years  5 years  10 years
Investor B Shares  $***     $***     $***     $***

NATIONS MARSICO FOCUSED EQUITIES FUND

INVESTMENT OBJECTIVE
This Fund seeks long-term growth of capital.

ABOUT THE SUB-ADVISER
Marsico Capital Management, LLC (Marsico Capital) is this Fund's sub-adviser. Thomas F. Marsico is the portfolio manager and makes the day-to-day investment decisions for the Fund.

You'll find more about Marsico Capital and Mr. Marsico on page *.

WHAT IS A FOCUSED FUND?
A focused fund concentrates its investments in a small number of companies with earnings that are believed to have the potential to grow significantly. This Fund focuses on large, established and well-known U.S. companies.

Because a focused fund holds fewer investments than other kinds of funds, this Fund can have greater price swings than more diversified funds. It may earn relatively higher returns when one of its investments performs well, or relatively lower returns when an investment performs poorly.

PRINCIPAL INVESTMENT STRATEGIES
This Fund normally invests at least 65% of its assets in common stocks of large companies. The Fund, which is non-diversified, generally holds a core position of 20 to 30 of common stocks.

The Fund may invest up to 25% of its assets in foreign securities. The Fund may also up to 10% of its assets in other kinds of securities, which are described in the SAI.

Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:
o Products, markets or technologies in flux that can result in extraordinary growth
o Strong brand franchises that can take advantage of a changing global environment
o Global reach that can allow the Fund to take advantage of a broader range of investment opportunities. Not limiting itself to the markets of a single country can also help the Fund reduce risk.
o They are moving with, not against, the major social, economic and cultural shifts taking place in the world

Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

You'll find more about other risks of investing in this Fund on page * and in the SAI.

RISKS AND OTHER THINGS TO CONSIDER
Nations Marsico Focused Equities Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it may hold fewer securities than other kinds of equity funds. This increases the risk that its value could go down significantly if one or more of itsinvestments performs poorly. The value of this Fund will tend to have greater price swings than the value of more diversified equity funds. There also is a risk that the value of the Fund's investments will not rise as high as Marsico Capital expects, or will fall. The Fund may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.
o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.
o FOREIGN INVESTMENT RISK - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%
Worst: o quarter 19oo:     o%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                1 year       5 years       10 years
Investor A Shares                o.oo%        o.oo%         o.oo%
Investor B Shares                o.oo%        o.oo%         o.oo%
Investor B Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

WHAT IT COSTS TO INVEST IN THE FUND

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:
o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

If you sold all your shares at the end of the period, your costs would be:

                  1 year   3 years  5 years  10 years
Investor A Shares $***     $***       $***     $***
Investor B Shares $***     $***       $***     $***
Investor C Shares $***     $***       $***     $***

If you bought Investor B Shares and didn't sell them, your costs would be:

                  1 year  3 years  5 years  10 years
Investor B Shares  $***     $***     $***     $***

NATIONS MARSICO GROWTH & INCOME FUND

INVESTMENT OBJECTIVE
This Fund seeks long-term growth of capital with a limited emphasis on income.

ABOUT THE SUB-ADVISER
Marsico Capital is this Fund's sub-adviser. Thomas F. Marsico is the portfolio manager and makes the day-to-day investment decisions for the Fund.

You'll find more about Marsico Capital and Mr. Marsico on page *.

WHY INVEST IN A GROWTH AND INCOME FUND?
Growth and income funds can invest in a mix of equity and fixed income securities. This can help reduce volatility and provides the fund with the flexibility to shift among securities that offer the potential for higher returns.

While this Fund invests in a wide range of companies and industries, it holds fewer securities than other kinds of funds. This means it can have greater price swings than more diversified funds and may earn relatively higher returns when one of its investments performs well, or relatively lower returns when an investment performs poorly.

PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests up to 75% of its assets in equity securities that are believed to have significant growth potential and at least 25% of its assets in equity and fixed income securities that are believed to have income potential. The Fund generally holds 35 to 50 securities and emphasizes large-capitalization common stocks.

Marsico Capital may shift assets between growth and income securities based on its analysis of market, financial and economic conditions. It will emphasize growth securities if it believes they will provide better returns than the yields available or expected on income-producing securities. If Marsico Capital believes it appropriate to do so, it may also reduce investments in growth securities to 25% of the Fund's assets.

Since income is a part of the Fund's investment objective, Marsico Capital may consider a company's anticipated dividends when selecting equity securities. The Fund is not, however, designed to produce a consistent level of income. It may also find opportunities for capital growth from fixed income securities because of expected changes in interest rates, credit rating, currency exchange rates or other factors.

The Fund may hold up to 25% of its assets in foreign securities. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:
o Products, markets or technologies in flux that can result in extraordinary growth
o Strong brand franchises that can take advantage of a changing global environment
o Global reach that can allow the Fund to take advantage of a broader range of investment opportunities. Not limiting itself to the markets of a single country can also help the Fund reduce risk.
o They are moving with, not against, the major social, economic and cultural shifts taking place in the world

Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

You'll find more about other risks of investing in this Fund on page * and in the SAI.

RISKS AND OTHER THINGS TO CONSIDER
Nations Marsico Growth & Income Fund has the following general risks:
o INVESTMENT STRATEGY RISK - Marsico Capital uses an investment strategy that tries to identify equities with growth or income potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.
o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.
o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise and to rise when interest rates fall. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.
o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.
o FOREIGN INVESTMENT RISK - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%
Worst: o quarter 19oo:     o%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                1 year       5 years       10 years
Investor A Shares                o.oo%        o.oo%         o.oo%
Investor B Shares                o.oo%        o.oo%         o.oo%
Investor C Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

WHAT IT COSTS TO INVEST IN THE FUND

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:
o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

If you sold all your shares at the end of the period, your costs would be:

                  1 year   3 years  5 years  10 years
Investor A Shares $***     $***       $***     $***
Investor B Shares $***     $***       $***     $***
Investor C Shares $***     $***       $***     $***

If you bought Investor B Shares and didn't sell them, your costs would be:

                  1 year  3 years  5 years  10 years
Investor B Shares  $***     $***     $***     $***

NATIONS STRATEGIC EQUITY FUND

INVESTMENT OBJECTIVE
This Fund seeks long-term, after-tax returns by investing in a diversified portfolio of common stocks.

ABOUT THE SUB-ADVISER
Bank of America Investment Management (BAIM) is this Fund's sub-adviser. Michael
E. Kenneally makes the day-to-day investment decisions for the Fund.

You'll find more about BAIM and Mr. Kenneally on page *.

WHAT IS A STRATEGIC EQUITY FUND?
A strategic equity fund uses a disciplined approach to identify companies that are leaders in their industry. Companies are typically medium or large with earnings that are expected to grow over the long term, and share prices that are believed to be reasonably valued.

These companies may have exclusive products, superior technology or distribution, or [favorable cost structures].

PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 65% of its assets in common stocks of companies from most major industry sectors. The Fund normally holds 60 to 80 securities, which include common stocks, preferred stocks and convertible securities like warrants and rights.

The Fund may invest up to 25% of its assets in foreign securities. It may also invest up to 10% of its assets in other kinds of securities, which are described in its SAI.

The manager selects stocks using a disciplined analytical process. He starts with a universe of companies with market capitalizations of at least $1 billion, and assesses the investment potential of these companies and their industries. In particular, he evaluates:

o  the growth prospects of the company's industry
o  the company's relative competitive position in the industry

The manager believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The manager then uses QUANTITATIVE analysis to decide when to invest in the companies he has selected. He evaluates earnings trends and stock valuations, among other things, to invest in the companies when he believes they are reasonably valued.

The manager may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains and income distributed to shareholders. For example, he:
o  may limit the number of buy and sell transactions he makes
o  will try to sell shares that have the lowest tax burden on shareholders
o  may offset capital gains by selling securities to realize a CAPITAL LOSS

o  invest primarily in securities with lower DIVIDEND YIELDS

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

You'll find more about other risks of investing in this Fund on page * and in the SAI.

RISKS AND OTHER THINGS TO CONSIDER
Nations Strategic Equity Fund has the following general risks:
o INVESTMENT STRATEGY RISK - The manager chooses stocks that he believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as expected, or will fall.
o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.
o FOREIGN INVESTMENT RISK - Although the Fund may only invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of international political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%
Worst: o quarter 19oo:     o%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                1 year       5 years       10 years
Investor A Shares                o.oo%        o.oo%         o.oo%
Investor B Shares                o.oo%        o.oo%         o.oo%

Investor B Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

WHAT IT COSTS TO INVEST IN THE FUND

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:
o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

If you sold all your shares at the end of the period, your costs would be:

                  1 year   3 years  5 years  10 years
Investor A Shares $***     $***       $***     $***
Investor B Shares $***     $***       $***     $***
Investor C Shares $***     $***       $***     $***

If you bought Investor B Shares and didn't sell them, your costs would be:

                  1 year  3 years  5 years  10 years
Investor B Shares  $***     $***     $***     $***

NATIONS BLUE CHIP FUND

INVESTMENT OBJECTIVE
This Fund seeks to achieve long-term capital appreciation through investments in blue chip stocks.

ABOUT THE SUB-ADVISER
The Fund does not have its own investment adviser or sub-adviser because it's a "feeder" fund. Feeder funds invest all of their assets in another fund, which is called a "master fund" or "master portfolio."

BAAI is the Master Portfolio's investment adviser, and Chicago Equity Partners Corporation (Chicago Equity) is its sub-adviser. Chicago Equity's Equity Management Team makes the day-to-day investment decisions for the Master Portfolio.

You'll find more about Chicago Equity on page *.

WHAT IS A BLUE CHIP FUND?
Blue chip funds are generally considered to be a more conservative equity investment because blue chip companies tend to be less volatile than other kinds of companies.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests all of its assets in Nations Blue Chip Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in blue chip stocks. These are stocks of well established, nationally known companies that have a long record of profitability and a reputation for quality management, products and services.

The Master Portfolio primarily invests in blue chip stocks that are included in the S&P 500, but may invest up to 15% of its assets in stocks that are not included in the index. It usually holds approximately 100 stocks.

The Master Portfolio may also invest 10% of its assets in other kinds of securities, which are described in the SAI.

The portfolio management team uses quantitative analysis to build a portfolio that matches the industry, sector, style and capitalization characteristics of the S&P 500. The team will vary the Portfolio's holdings to try to provide higher returns than the S&P 500 while maintaining a level of risk similar to that of the index.

You'll find more about other risks of investing in this Fund on page * and in the SAI.

RISKS AND OTHER THINGS TO CONSIDER
Nations Blue Chip Fund has the following general risks:
o INVESTMENT STRATEGY RISK - The Master Portfolio uses quantitative analysis to select blue chip stocks that are believed to have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as expected, or will fall.

o STOCK MARKET RISK - The value of the stocks the Master Portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

o INVESTING IN THE MASTER PORTFOLIO - Other mutual funds and investors can buy shares in the Master Portfolio. For example, the World Horizon U.S. Equity Fund, which is also managed by BAAI or its affiliates, invests all of its assets in the Master Portfolio.

   All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other investors in the Master Portfolio will have different shares prices and returns than the Fund because they all have different sales charges, and ongoing administrative and other expenses.

   The Fund can withdraw its entire investment from the Master Portfolio if the Board of Trustees of Nations Institutional Reserves believes it's in the best interest of the Fund to do so. It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid. The Fund might also have to pay brokerage, tax or other charges.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%
Worst: o quarter 19oo:     o%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                1 year       5 years       10 years
Investor A Shares                o.oo%        o.oo%         o.oo%
Investor B Shares                o.oo%        o.oo%         o.oo%
Investor C Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

WHAT IT COSTS TO INVEST IN THE FUND

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)(5)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(6)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.
(6) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:
o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

If you sold all your shares at the end of the period, your costs would be:

                  1 year   3 years  5 years  10 years
Investor A Shares $***     $***       $***     $***
Investor B Shares $***     $***       $***     $***
Investor C Shares $***     $***       $***     $***

If you bought Investor B Shares and didn't sell them, your costs would be:

                  1 year  3 years  5 years  10 years
Investor B Shares  $***     $***     $***     $***

NATIONS CAPITAL INCOME FUND

INVESTMENT OBJECTIVE
This Fund seeks to provide investors with a total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk.

ABOUT THE SUB-ADVISER
TradeStreet is this Fund's sub-adviser. TradeStreet's Value Management Team makes the day-to-day investment decisions for the Fund.

You'll find more about TradeStreet on page *.

WHAT ARE CONVERTIBLE SECURITIES?
Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate and date. The common stock it converts to is called the "underlying" common stock.

Convertible securities typically:
o  have higher income potential than their underlying common stock
o are affected less by changes in the stock market than their underlying common stock
o have the potential to increase in value if the value of their underlying common stock increases

PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 65% of its assets in CONVERTIBLE SECURITIES mostly issued by U.S. issuers. The Fund may invest up to 15% of its assets in Eurodollar convertible securities.

The portfolio management team generally chooses convertible securities that are not INVESTMENT GRADE, but are rated at least "B" by a nationally recognized statistical rating organization (NRSRO).The team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment.

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in its SAI.

The portfolio management team looks for opportunities, through the conversion feature, to participate in the growth potential of the underlying common stocks, while earning income that is generally higher than the income earned by the underlying common stocks.

When selecting individual investments, the portfolio management team evaluates a number of factors, including:
o  the issuer's revenue
o  earnings trends, including changes in earnings estimates
o  the security's conversion feature and other characteristics

The team tries to manage risk by diversifying the Fund's assets among different sized companies, limiting conversion costs and selling securities when they become equivalent to EQUITY SECURITIES.

The portfolio management team may convert securities to common shares when conditions may not be favorable or because of developments with the issuers or markets of these securities.

You'll find more about other risks of investing in this Fund on page * and in the SAI.

RISKS AND OTHER THINGS TO CONSIDER
Nations Capital Income Fund has the following general risks:
o INVESTMENT STRATEGY RISK - The management team chooses convertible securities that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as he expects, or will fall.
o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.
o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.
o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.
o CONVERTIBLE SECURITY FEATURES - The issuer of a convertible security may have the option to redeem it a specified price. If a convertible security is redeemed, the Fund will have to allow the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Fund's ability to meet its objective.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%
Worst: o quarter 19oo:     o%

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%
Worst: o quarter 19oo:     o%


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                1 year       5 years       10 years
Investor A Shares                o.oo%        o.oo%         o.oo%
Investor B Shares                o.oo%        o.oo%         o.oo%
Investor C Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

WHAT IT COSTS TO INVEST IN THE FUND

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:
o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

If you sold all your shares at the end of the period, your costs would be:

                  1 year   3 years  5 years  10 years
Investor A Shares $***     $***       $***     $***
Investor B Shares $***     $***       $***     $***
Investor C Shares $***     $***       $***     $***

If you bought Investor B Shares and didn't sell them, your costs would be:

                  1 year  3 years  5 years  10 years
Investor B Shares  $***     $***     $***     $***

ABOUT THE BALANCED FUNDS

NATIONS BALANCED ASSETS FUND

INVESTMENT OBJECTIVE

This Fund seeks total return by investing in equity and fixed income securities.

ABOUT THE SUB-ADVISER
TradeStreet is this Fund's sub-adviser. TradeStreet's Value Management Team makes the day-to-day investment decisions for the Fund.

You'll find more about TradeStreet on page *.

WHAT IS A BALANCED FUND?
A balanced fund invests in a mix of equity and fixed income securities, and money market instruments.

Each of these "asset classes" has different risk/return characteristics. Combining them in one fund can help reduce risk and increase returns because at least one asset class should have the potential to be a stronger performer regardless of market conditions.

Balanced funds like this one can provide a diversified asset mix for you in a single investment.

PRINCIPAL INVESTMENT STRATEGIES
This Fund invests in a mix of equity and fixed income securities, and money market instruments.

Equity securities the Fund invests in are primarily common stock of seasoned companies believed to be financially strong.

Fixed income securities normally make up at least 25% of the Fund's assets. Fixed income securities the Fund invests in are primarily bonds, notes and mortgage-backed and asset-backed securities issued by U.S. companies and government entities.

Money market instruments the Fund invests in are primarily cash equivalents.

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The management team uses asset allocation as its principal investment approach. The team allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class. The team evaluates:
o  current economic and financial market conditions in the U.S. and abroad
o  current interest rate trends
o  earnings and dividend prospects for common stocks
o  the overall stability of financial markets

The team may change the Fund's asset allocation to try to increase returns and reduce risk.

The team selects individual investments using the following process:

o For the equity portion of the Fund, the team uses fundamental research and valuation analysis.

o For the fixed income portion of the Fund, the team selects securities rated INVESTMENT GRADE at the time of investment. The team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment.
o For the money market portion of the Fund, the team chooses high-quality securities primarily to provide liquidity.

The management team may use various tax strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:
o  may limit the number of buy and sell transactions it makes
o  will try to sell shares that have the lowest tax burden on shareholders
o  may offset capital gains by selling securities to realize a capital loss

While the Fund tries to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

You'll find more about other risks of investing in this Fund on page * and in the SAI.

RISKS AND OTHER THINGS TO CONSIDER
Nations Balanced Assets Fund has the following general risks:
o INVESTMENT STRATEGY RISK - The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.
o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods.
o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.
o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:
Best: o quarter 19oo:      o%
Worst: o quarter 19oo:     o%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                1 year       5 years       10 years
Investor A Shares                o.oo%        o.oo%         o.oo%
Investor B Shares                o.oo%        o.oo%         o.oo%
Investor C Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%
Lehman Aggregate
Bond Index                       o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

WHAT IT COSTS TO INVEST IN THE FUND

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%

Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:
o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

If you sold all your shares at the end of the period, your costs would be:

                  1 year   3 years  5 years  10 years
Investor A Shares $***     $***       $***     $***
Investor B Shares $***     $***       $***     $***
Investor C Shares $***     $***       $***     $***

If you bought Investor B Shares and didn't sell them, your costs would be:

                  1 year  3 years  5 years  10 years
Investor B Shares  $***     $***     $***     $***

NATIONS ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
This Fund seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

ABOUT THE SUB-ADVISERS
This Fund is managed by two sub-advisers: TradeStreet and Chicago Equity. TradeStreet's Fixed Income Management Team makes the asset allocation decisions for the Fund, as well as the day-to-day investment decisions for the fixed income and money market portions. Chicago Equity's Equity Management Team makes the day-to-day investment decisions for the equity portion of the Fund.

You'll find more about TradeStreet and Chicago Equity, starting on page *.

WHAT IS AN ASSET ALLOCATION FUND?
This asset allocation fund invests in a mix of equity and fixed income securities, and cash equivalents.

Each of these "asset classes" has different risk/return characteristics.
The portfolio management team changes the mix based on its assessment of the expected risks and returns of each class.

Asset allocation funds like this one can provide a diversified asset mix for you in a single investment.

PRINCIPAL INVESTMENT STRATEGIES
This Fund invests in a mix of EQUITY and FIXED INCOME SECURITIES, and CASH EQUIVALENTS.

Equity securities the Fund invests in are primarily COMMON STOCK of blue chip companies. These companies are well established, nationally known companies that have a long record of profitability and a reputation for quality management, products and services.

Fixed income securities the Fund invests in are primarily investment grade bonds and notes. The Fund normally invests at least 25% of its assets in SENIOR SECURITIES. The Fund may also invest up to 35% of its assets in MORTGAGE-BACKED and ASSET-BACKED SECURITIES.

The Fund may invest up to 25% of its assets in FOREIGN SECURITIES.

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The portfolio management team uses asset allocation as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

For the equity portion of the Fund, the portfolio management team uses QUANTITATIVE ANALYSIS to build a portfolio that matches the industry, sector, style and capitalization characteristics of the S&P 500. The team will vary these holdings to try to provide higher returns than the S&P 500 while maintaining a level of risk similar to that of the index.

You'll find more about other risks of investing in this Fund on page * and in the SAI.

RISKS AND OTHER THINGS TO CONSIDER
Nations Asset Allocation Fund has the following general risks:

o INVESTMENT STRATEGY RISK - The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.
o STOCK MARKET RISK - The value of the stocks the Fund holds, like the stock market in general, can rise or fall over short as well as long periods. There is a risk that the value of the blue chip stocks the Fund holds will not rise as high as the team expects, or will fall.
o FOREIGN INVESTMENT RISK - Although the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties in selling securities and lack of financial information. Withholding taxes also may apply to some foreign investments.
o INTEREST RATE RISK - The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.
o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

YEAR BY YEAR TOTAL RETURN (%)

[bar chart here]

Best and worst quarterly returns during this period:

Best: o quarter 19oo:      o%
Worst: o quarter 19oo:     o%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                1 year       5 years       10 years
Investor A Shares                o.oo%        o.oo%         o.oo%
Investor B Shares                o.oo%        o.oo%         o.oo%
Investor C Shares                o.oo%        o.oo%         o.oo%
S&P 500                          o.oo%        o.oo%         o.oo%
Lehman Aggregate
Bond Index                       o.oo%        o.oo%         o.oo%

The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

The Lehman Aggregate Bond Index is an index of fixed income securities issued by the U.S. government and its agencies, and by corporations.

There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

WHAT IT COSTS TO INVEST IN THE FUND

                                        Investor A   Investor B  Investor C
                                        Shares       Shares      Shares
Fees you pay directly
Maximum sales charge (load)
when you buy your shares                5.75%        none        none
Maximum deferred sales charge (load)
when you sell your shares               none(1)      5.00%(2)    1.00%(3)
Redemption fee, as a percentage
of the amount sold                      none(4)      none        none

Ongoing fees and expenses deducted
from the Fund's assets
(the Fund's operating expenses)
Management fees                         o%           o%          o%
Distribution (12b-1) and service fees   o%           o%          o%
Other expenses                          o%           o%          o%
Total annual fund operating expenses    o%           o%          o%
Fee waivers and/or reimbursements       o%           o%          o%
Total net expenses(5)                   o%           o%          o%

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) This charge decreases over time. Please see page o for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page o for details.
(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page o for details.
(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page o for details.
(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:
o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund
o your investment has a 5% return each year
o the Fund's operating expenses remain the same as shown in the table above.

This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

If you sold all your shares at the end of the period, your costs would be:

                  1 year   3 years  5 years  10 years
Investor A Shares $***     $***       $***     $***
Investor B Shares $***     $***       $***     $***
Investor C Shares $***     $***       $***     $***

If you bought Investor B Shares and didn't sell them, your costs would be:

                  1 year  3 years  5 years  10 years
Investor B Shares  $***     $***     $***     $***

Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page o. The following are some other risks and information you should consider before you invest:

o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

o FOREIGN INVESTMENT RISK - The Funds may invest up to 20% of their assets in foreign securities, except for Nations Marsico Focused Equities Fund, Nations Marsico Growth & Income Fund, Nations Strategic Equity Fund and Nations Asset Allocation Fund, which can invest up to 25% of their assets in foreign securities. Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from a lack of LIQUIDITY; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

   Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Pacific Basin and the Far East, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

o PORTFOLIO TURNOVER - A Fund that replaces -- or turns over -- more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of CAPITAL GAINS to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. You'll find the portfolio turnover rate for each Fund in the FINANCIAL HIGHLIGHTS.

o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

   All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

   A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues. Funds that invest in foreign securities may be at greater risk because the computer systems of many foreign issuers, governments or other entities may not be ready for the year 2000.

How the Funds are managed

BANC OF AMERICA
ADVISORS, INC.
One Bank of America
Plaza
Charlotte, North Carolina
28255

INVESTMENT ADVISER
BAAI is the investment adviser to the equity funds and balanced funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation. Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

Annual investment advisory fee, as a % of average daily net assets

                                               MAXIMUM      ACTUAL FEE PAID
                                            ADVISORY FEE     LAST FISCAL YEAR


Nations Value  Fund                              o.oo        o.oo
Nations Equity Income Fund                       o.oo        o.oo
Nations Emerging Growth Fund                     o.oo        o.oo
Nations Small Company Growth Fund                o.oo        o.oo
Nations Disciplined Equity Fund                  o.oo        o.oo
Nations Capital Growth Fund                      o.oo        o.oo
Nations Marsico Focused Equities Fund            o.oo        o.oo
Nations Marsico Growth & Income Fund             o.oo        o.oo
Nations Strategic Equity Fund                    o.oo        o.oo
Nations Blue Chip Fund                           o.oo        o.oo
Nations Capital Income Fund                      o.oo        o.oo
Nations Balanced Assets Fund                     o.oo        o.oo
Nations Asset Allocation Fund                    o.oo        o.oo

INVESTMENT SUB-ADVISERS
Nations Funds and BAAI have engaged investment sub-advisers to provide day-to-day portfolio management for the Funds. These sub-advisers function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

TRADESTREET INVESTMENT
ASSOCIATES, INC.
One Bank of America Plaza
Charlotte, North Carolina
28255

TRADESTREET INVESTMENT ASSOCIATES, INC.
TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

Currently managing more than [$70] billion, TradeStreet has more than 140 institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

TradeStreet is the investment sub-adviser to the Funds shown in the table below. TradeStreet also makes the asset allocation decisions and the day-to-day investment decisions for the fixed income and money market portions of Nations Asset Allocation Fund. The table tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for the other Funds.

Fund                                     Tradestreet Team
Nations Value Fund                       Value Management Team
Nations Equity Income Fund               Structured Products Management Team
Nations Emerging Growth Fund             Strategic Growth Management Team
Nations Small Company Growth
Fund                                     Strategic Growth Management Team
Nations Disciplined Equity Fund          Structured Products Management Team
Nations Capital Growth Fund              Core Growth Management Team
Nations Capital Income Fund              Value Management Team
Nations Balanced Assets Fund             Value Management Team
Nations Asset Allocation Fund            Fixed Income Management Team for the
                                         fixed income and money market portions
                                         of the Fund

MARSICO CAPITAL MANAGEMENT, LLC
1200 17th Street
Suite 1300
Denver, Colorado
80202

MARSICO CAPITAL MANAGEMENT, LLC
Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser, specializing in large capitalization stocks, and currently has [$65] billion in assets under management.

Marsico Management Holdings, LLC, a wholly owned subsidiary of NationsBank, owns 50% of the equity of Marsico Capital.

Marsico Capital is the investment sub-adviser to:
o Nations Marsico Focused Equities Fund
o Nations Marsico Growth & Income Fund

THOMAS F. MARSICO, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for these Funds. Before forming the company, Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation. He has more than 20 years of experience as a securities analyst and portfolio manager.

PERFORMANCE OF OTHER EQUITY FUNDS MANAGED BY THOMAS MARSICO Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund have been in operation since December 31, 1997, so they have a short performance history. The tables below are designed to show you how similar equity funds managed by Thomas Marsico performed in the past.

The Janus Twenty Fund has an investment objective, policies and strategies that are very similar to Nations Marsico Focused Equities Fund. Mr. Marsico managed the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $6 billion in net assets on August 11, 1997.

The table below shows the returns for the Janus Twenty Fund compared with the S&P 500 for the periods ending August 7, 1997. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                               Janus Twenty Fund     S&P 500
                               (%)                    (%)

one year                       48.21                 46.41
three years                    32.07                 30.63
five years                     20.02                 20.98
during the period of
Mr. Marsico's management
(January 31, 1988 to
August 7, 1997)                23.38                 18.20

This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

The Janus Growth and Income Fund has an investment objective, policies and strategies that are very similar to Nations Marsico Growth & Income Fund. Mr. Marsico managed the Janus Growth and Income Fund from is inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $1.7 billion in net assets on August 11, 1997.

The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The S&P 500 is a broadly based index of 500 large U.S. companies. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                               Janus Growth
                               and Income
                               Fund                  S&P 500
                               (%)                    (%)

one year                       47.77                 46.41
three years                    31.13                 30.63
five years                     21.16                 20.98
during the period of
Mr. Marsico's management
(May 31, 1991 to
August 7, 1997)                21.19                 18.59


This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the Fund has performed or will perform in the future.

Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

BANK OF AMERICA INVESTMENT
MANAGEMENT
100 North Broadway
St. Louis, Missouri
63102

BANK OF AMERICA INVESTMENT MANAGEMENT
BAIM, a division of Bank of America, is the investment sub-adviser to Nations Strategic Equity Fund.

The Fund is managed by MICHAEL E. KENNEALLY, president and chief investment officer of BAIM since 1997. He has managed the Fund since o. Before joining BAIM, Mr. Kenneally was managing director at Boatmen's Capital Management, Inc., in charge of fundamental and quantitative research, small-capitalization, passive and international equity investment. He holds a bachelor's degree in economics and an MBA in finance from the University of Missouri.

CHICAGO EQUITY PARTNERS
CORPORATION
231 South LaSalle
Chicago, Illinois
60697

CHICAGO EQUITY PARTNERS CORPORATION
Chicago Equity is a wholly owned subsidiary of Bank of America. Chicago Equity is the investment sub-adviser to Nations Blue Chip Master Portfolio and is one of two sub-advisers to Nations Asset Allocation Fund.

Chicago Equity's Equity Management Team is responsible for making the day-to-day investment decisions for Nations Blue Chip Master Portfolio and for the equity portion of Nations Asset Allocation Fund.

OTHER SERVICE PROVIDERS

STEPHENS INC.
111 Center Street
Little Rock, Arkansas
72201

FIRST DATA INVESTOR
GROUP, INC.
One Exchange Place
Boston, Massachusetts
02109

The Funds are distributed and co-administered by The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.23% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT

Choosing a share class

We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent means the company that employs your investment professional. Selling agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America, that have signed an agreement with us or Stephens.

For more information about how to choose a share class, contact your investment professional or call us at 1-800-321-7854.

For more information about distribution (12b-1) and shareholder servicing fees, see How selling agents are paid.

Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares for each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees of the share classes.

                    Investor A  Investor B              Investor C
                    Shares      Shares                  Shares

Maximum amount
you can buy         no limit    $250,000                no limit
Maximum front-end
sales charge        5.75%       none                    none
Maximum deferred
sales charge        none(1)     5.00%                   1.00%
Redemption fee      none(2)     none                    none
Maximum annual
shareholder         0.25%       0.75% distribution      0.75% distribution
distribution
(12b-1)             combined    (12b-1) fee             (12b-1) fee
and servicing fees  fee         0.25% service fee       0.25% service fee
Conversion feature  none        yes                     none

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page o for details.
(2) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page * for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or CDSC that applies, and when you're required to pay the charge.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower distribution (12b-1) and shareholder servicing fees than Investor B and Investor C Shares, which means that Investor A Shares can be expected to earn relatively higher dividends per share.

Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can accumulate distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in distribution (12b-1) and the Funds, any positive investment return on this money may be partially or shareholder servicing fees, fully offset by the expected higher annual expenses of Investor B and see HOW SELLING AGENTS ARE Investor C Shares. You should also consider the conversion feature for PAID. Investor B Shares, which is described in ABOUT INVESTOR B SHARES.

ABOUT INVESTOR A SHARES

There is no limit to the amount you can invest in Investor A Shares. You may pay a front-end sales charge when you buy your shares, or in some cases, a contingent deferred sales charge (CDSC) when you sell your shares.

FRONT-END SALES CHARGE
You'll pay a front-end sales charge when you buy Investor A Shares, unless:
o you qualify for a reduction or waiver of the sales charge. You can find out if you qualify for a reduction or waiver in WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE.
o  you're reinvesting dividends or distributions

The sales charge you'll pay depends on the amount you're investing -- the larger the investment, the smaller the sales charge.

The offering price per share is the net asset value per share plus any sales charge that applies.

The net asset value per share is the price calculated by a Fund for a share at the end of every business day.
                                                            Amount retained
                        Sales charge      Sales charge      by selling agents
                        as a % of the     as a % of the     as a % of the
                        offering price    net asset value   offering price
Amount you bought       per share         per share         per share

$0 - $49,999            5.75%             6.10%             5.00%
$50,000 - $99,999       4.50%             4.71%             3.75%
$100,000 - $249,999     3.50%             3.63%             2.75%
$250,000 - $499,999     2.50%             2.56%             2.00%
$500,000 - $999,999     2.00%             2.04%             1.75%
$1,000,000 or more      0.00%             0.00%             minimum 1.00%(1)

(1) 1.00% on the first $3,000,000, plus 0.50% on the next $47,000,000, plus
0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within two years from the time they were bought. Please see HOW SELLING AGENTS ARE PAID for more information.

CONTINGENT DEFERRED SALES CHARGE

You'll pay a CDSC if you buy $1,000,000 or more of Investor A Shares and sell them within two years of buying them.

If you sell your shares                   You'll pay a CDSC of

during the first year you own them        1.00%
during the second year you own them       0.50%

The CDSC is calculated from the day your purchase is accepted (the TRADE date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested dividends and distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

REDEMPTION FEE
There are two situations when we'll charge a 1% redemption fee on the sale of Investor A Shares:
o if you bought $1,000,000 or more Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them
o if an employee benefit plan made its initial investment in Investor A Shares between July 31, 1997 and November 15, 1998 and sold those shares within 18 months of buying them because the plan sold all of its Nations Funds holdings.

This fee is deducted from the amount sold and is paid to the Fund. The Fund can reduce or cancel the fee at any time.

ABOUT INVESTOR B SHARES

You can buy up to $250,000 of Investor B Shares in total. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

CONTINGENT DEFERRED SALES CHARGE

You'll pay a CDSC when you sell your Investor B Shares, unless:

o  you bought the shares on or after January 1, 1996 and before August 1, 1997
o  you received the shares from reinvested dividends and distributions
o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page o.

The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

Your selling agent receives a commission when you buy Investor B Shares. Please see HOW SELLING AGENTS ARE PAID for more information.

------------------------------ ------------ ---------------------------------------------------------- ----------------- -----------
If you sell your shares
during the following year:                                       You'll pay a CDSC of
                               ------------ ---------------------------------------------------------- ----------------- -----------
                                                                                                       Shares you        Shares
                                                                                                       bought            you
                               Shares you                                                              on or after       bought
                               bought after       Shares you bought between 8/1/1997 and 11/15/1998    1/1/1996 and      before
                               11/15/1998                     in the following amounts:                before 8/1/1997   1/1/1996
                                            $0 - $249,999   $250,000 - $499,999  $500,000 - $999,999
the first year you own them          5.0%       5.0%               3.0%                  2.0%              zero           5.0%
the second year you own them         4.0%       4.0%               2.0%                  1.0%              zero           4.0%
the third year you own them          3.0%       3.0%               1.0%                  zero              zero           3.0%
the fourth year you own them         3.0%       3.0%               zero                  zero              zero           2.0%
the fifth year you own them          2.0%       2.0%               zero                  zero              zero           2.0%
the sixth year you own them          1.0%       1.0%               zero                  zero              zero           1.0%
after six years of owning them       zero       zero               zero                  zero              zero           zero
------------------------------ ------------ ------------- --------------------- ---------------------  --------------- -----------

The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

ABOUT THE CONVERSION FEATURE
Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                                   Will convert to Investor A Shares after
Investor B Shares you bought       you've owned them for

after November 15, 1998            eight years
between August 1, 1997
and November 15, 1998
     $0 - $249,000                 nine years
     $250,000 - $499,999           six years
     $500,000 - $999,999           five years
before August 1, 1997              nine years

The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

Here's how the conversion works:
o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.
o Shares are converted at the end of the month in which they become eligible for conversion.
o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.
o Any Investor B Shares you received from reinvested dividends or distributions will convert to Investor A Shares at the same time the original purchase is converted.
o If you exchange Investor B Shares of Funds other than money market funds, the conversion date is based on the trade date of your original purchase.

ABOUT INVESTOR C SHARES

There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

CONTINGENT DEFERRED SALES CHARGE
You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:
o  you received the shares from reinvested dividends and distributions
o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page o.

The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

Your selling agent receives a commission when you buy Investor C Shares. Please see HOW SELLING AGENTS ARE PAID for more information.

WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

Please contact your investment professional for more information about reductions and waivers of sales charges.

You should tell your investment professional that you may qualify for a reduction or a waiver at the time you make the transaction.

We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

FRONT-END SALES CHARGES
(Investor A Shares)

There are three ways you can lower the front-end sales charge you pay on Investor A Shares:
o  COMBINE PURCHASES YOU'VE ALREADY MADE
   Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own (except money market funds and index funds) with Investor A Shares you've recently bought to calculate the sales charge. You'll pay a sales charge on the current net asset value or the original purchase cost, whichever is higher.
o  COMBINE PURCHASES YOU PLAN TO MAKE
   By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.
   o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.
   o Each purchase you make will receive the sales charge that applies total amount you plan to buy.
   o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.
   o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.
   o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.
o  COMBINE PURCHASES WITH FAMILY MEMBERS
   You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Purchases of money market funds don't qualify.

The following people can buy Investor A Shares without paying a front-end sales charge:
o full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people
o accounts opened by a bank, trust company or thrift institution, acting as a fiduciary
o individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested through a trust account established with another trustee and invested in the Funds within 90 days. Investors who transfer their proceeds to a fiduciary account may continue to buy shares in the Funds without paying a front-end sales charge.
o Nations Funds' Trustees, Directors and employees of its investment sub-advisers
o registered broker/dealers that have entered into a Nations Fund dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only
o registered personnel and employees of these broker/dealers may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of their employer as long as these purchases are made for their own investment purposes
o  employees or partners of any service provider to the Funds
o former shareholders of Class B Shares of the Special Equity Portfolio of The Capitol Mutual Funds who held these shares as of January 31, 1994 or received Investor A Shares of Nations Disciplined Equity Fund may buy Investor A Shares of Nations Disciplined Equity Fund without paying a front-end sales charge
o investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts

The following plans can buy Investor A Shares without paying a front-end sales charge:
o  pension, profit-sharing or other employee benefit plans established under
   Section 401 or Section 457 of the tax code

o employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:
   o have at least $500,000 invested in Investor A Shares of Nations Funds (except money market funds), or
   o sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except money market funds), or
   o be an employer-sponsored plan with at least 100 eligible participants, or
   o be a participant in an alliance program that has signed an agreement with the Fund or a selling agent. Stephens may pay selling agents up to 1.00% of the net asset value of Investor A Shares bought without a sales charge. Stephens may be reimbursed through any CDSC that applies.

You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

CONTINGENT DEFERRED SALES CHARGES
(Investor A, Investor B and Investor C Shares)

You won't pay a CDSC on the following transactions:
o shares sold following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the tax code)) of a shareholder, including a registered joint owner
o  the following retirement plan distributions:
   o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of 59 1/2 in the case of a "key employee" of a "top heavy" plan)
   o distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2
   o a tax-free return of an excess contribution to an IRA

   o distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code
o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks
o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size
o shares sold because Nations Funds combine with another registered company through a merger, acquisition of assets or other transaction
o withdrawals made under the Automatic Withdrawal Plan described in BUYING, SELLING AND EXCHANGING SHARES, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000.

We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America and its affiliates, or by current or former trustee or director of the Nations Funds or other management companies managed by Bank of America.

You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

Buying, selling and exchanging shares

If you don't have an investment professional, call us at 1-800-321-7854. We'll be pleased to recommend investment professionals in your area.

Your selling agent may have different limits, charge other fees, or have different policies for buying, selling and exchanging shares than those described in this prospectus.

You can invest in the Funds through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1-800-321-7854.

The table on the next page summarizes some key information about buying, selling and exchanging shares. These are described in more detail on the following pages. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

Please contact your investment professional or selling agent, or call us at 1-800-321-7854 if you have any questions about how to place an order or set up one of our automatic plans.

------------------------------------------------------------------------------------------------------------------------------------
                Ways to buy, sell
                or exchange          How much you can buy, sell or exchange             Other things to know
------------------------------------------------------------------------------------------------------------------------------------
Buying shares   In a lump sum        minimum initial investment:                        There is no limit to the amount you can
                                     o $1,000 for regular accounts                      invest in Investor A and C Shares. You can
                                     o $500 for traditional and Roth IRA accounts       invest up to $250,000 in Investor B Shares
                                     o [$250 for non-working spousal IRAs]              in total.
                                     o [$*** for education IRAs]
                                     o $250 for certain fee-based accounts
                                     o no minimum for certain retirement plan accounts
                                       like 401(k) plans and SEP accounts, but other
                                       restrictions apply.

                                     minimum additional investment:
                                     o $100 for all accounts

                Using our            minimum initial investment:                        You can buy shares monthly, twice a month or
                Systematic           o $100                                             quarterly, using automatic transfers from
                Investment Plan      minimum additional investment:                     your bank account.
                                     o $50
------------------------------------------------------------------------------------------------------------------------------------
Selling shares  In a lump sum        o you can sell up to $50,000 of your shares by     We'll deduct any CDSC from the amount you're
                                       telephone, otherwise there are no limits to      selling and send you or your selling agent
                                       the amount you can sell                          the balance, usually within three business
                                     o other restrictions may apply to withdrawals      days of receiving your order.
                                       from retirement plan accounts

                Using our Automatic  o minimum $25 per withdrawal                       Your account balance must be at least
                Withdrawal Plan                                                         $10,000 to set up the plan. You can make
                                                                                        withdrawals monthly, twice a month or
                                                                                        quarterly. We'll send your money by check or
                                                                                        deposit it directly to your bank account. No
                                                                                        CDSC is deducted if you withdraw 12% or less
                                                                                        of the value of your shares in a class.
------------------------------------------------------------------------------------------------------------------------------------
Exchanging      In a lump sum        o minimum $1,000 per exchange                      Investor A Shares:
shares                                                                                  o You can exchange Investor A Shares of a
                                                                                          Fund for Investor A Shares of all other
                                                                                          Nations Funds, except index funds. You
                                                                                          generally won't pay a front-end sales
                                                                                          charge on the shares you're buying, or a
                                                                                          CDSC or redemption fee on the shares


                                                                 79

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          you're selling.
                                                                                        Investor B Shares:
                                                                                        o You can exchange Investor B Shares of a
                                                                                          Fund for Investor B Shares of all other
                                                                                          Nations Funds, or for Investor C Shares of
                                                                                          money market funds. You won't pay a CDSC
                                                                                          on the shares you're selling.
                                                                                        Investor C Shares:
                                                                                        o You can exchange Investor C Shares of a
                                                                                          Fund, except money market funds, for
                                                                                          Investor C Shares of all other Funds,
                                                                                          except money market funds or index funds,
                                                                                          or for Daily Shares of money market funds.
                                                                                          You won't pay a CDSC on the shares you're
                                                                                          selling.

                Using our Automatic  o minimum $25 per exchange                         o Not available for Investor B Shares.
                Exchange Feature                                                        o You must already have an investment in the
                                                                                          Funds you want to buy and sell. You can
                                                                                          make exchanges monthly or quarterly.

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the New York Stock Exchange
(NYSE), usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

o VALUING SECURITIES IN A FUND
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order. If this happens, we'll return any money we've received to your selling agent.

[THE FOLLOWING INFORMATION WILL GO IN A BOX.]

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:
o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
o Telephone orders may be difficult to complete during periods of significant economic or market change.

[END OF BOX]

The offering price per share is the net asset value per share plus any sales charge that applies.

The net asset value per share is the price calculated for a Fund at the end of every business day.

BUYING SHARES

Here are some general rules for buying shares:
o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at the net asset value per share.
o If we don't receive your money within three business days of receiving your order, we'll refuse the order and notify your selling agent.
o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.
o Shares you buy are recorded on the books of the Fund. We don't issue certificates unless you ask for them in writing, and we don't issue certificates for fractions of shares.

MINIMUM INITIAL INVESTMENT
The minimum initial amount you can buy is usually $1,000.

If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:
o  $500 for traditional and Roth individual retirement accounts (IRAs)
o  [$250 for non-working spousal IRAs]
o  [$*** for education IRAs]
o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts
o  $100 for Systematic Investment Plans
o  There is no minimum for 401(k) plans, simplified employee pension plans
   (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, the value of your account must be at least $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account. Otherwise, we may sell the shares in your account if we give you 60 days notice in writing.

MINIMUM ADDITIONAL INVESTMENT
You can make additional purchases of as little as $100, or $50 if you use our Systematic Investment Plan.

[THE FOLLOWING INFORMATION WILL GO IN A BOX]

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:
o  You can buy shares twice a month, monthly or quarterly.
o You can choose to have us transfer your money on or about the 15th or the last day of the month.
o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August *, 1997. For details, please contact your investment professional.

[END OF BOX]

For more information about telephone orders, see page *.

SELLING SHARES

Here are some general rules for selling shares:
o We'll deduct any CDSC from the amount you're selling and send you the balance.
o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you within three business days after Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.
o If you're selling your shares directly through us, we'll send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.
o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.
o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.
o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares, or delay payment of the sale proceeds for up to seven days.

We may sell your shares:
o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this
o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers
o  under certain other circumstances allowed under the 1940 Act.

[THE FOLLOWING INFORMATION WILL GO IN A BOX.]

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.

Here's how the plan works:
o  Your account balance must be at least $10,000 to set up the plan.
o If you set up the plan after you've opened your account, your signature must be guaranteed.
o You can choose to have us transfer your money on or about the 15th or the 25th of the month.
o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.
o  We'll send you a check or deposit the money directly to your bank account.
o You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your Fund is earning, you'll eventually use up your original investment.

[END OF BOX]

You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

EXCHANGING SHARES
You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

Here's how exchanges work:
o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.
o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
o You may only make an exchange into a Fund that is legally sold in your state of residence.
o You generally may only make an exchange into a Fund that is accepting investments.
o We may limit the number of exchanges you can make within a specified period of time.
o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.
o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.

EXCHANGING INVESTOR A SHARES
You can exchange Investor A Shares of a Fund for Investor A Shares of all other Nations Funds, except index funds.

Here are some rules for exchanging Investor A Shares:
o You won't pay a front-end sales charge on the shares of the Fund you're buying if:
   o you're selling shares of a Fund other than a money market fund, and
   o the maximum sales charge that applies to the shares you're buying is equal to or less than:
     o the sales charge you paid on the shares of the Fund you're selling, plus
     o any sales charge you paid on Investor A Shares of any other Fund that you previously exchanged to buy those shares. You must tell First Data, Stephens or their agents about the previous exchange.
o  You won't pay a CDSC on the shares you're selling. Any

   CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.
o You won't pay a redemption fee on the shares you're selling. Any redemption fee will be deducted later on when you sell the shares you received from the exchange. The fee will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received shares of a money market fund. In that case, the fee will only be based on the period from when you bought the original shares until you sold them. Any redemption fee will be paid to the original Fund.

EXCHANGING INVESTOR B SHARES
You can exchange Investor B Shares of a Fund for Investor B Shares of all other Nations Funds, or for Investor C Shares of money market funds.

You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received Investor C Shares of a money market fund. In that case, the CDSC will only be based on the period from when you bought the original shares until you sold them.

EXCHANGING INVESTOR C SHARES
You can exchange Investor C Shares of a Fund, except money market funds, for:
o Investor C Shares of all other Nations Funds, except money market funds or index funds
o  Daily Shares of money market funds

You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received Daily Shares of a money market fund. In that case, the CDSC will only be based on the period from when you bought the original shares until you sold them.

You'll pay a CDSC when you sell your shares within 30 days of receiving them from an exchange. Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption.

[THE FOLLOWING INFORMATION WILL GO IN A BOX.]

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:
o Send your request to First Data in writing or call [First Data's telephone number].
o  You must already have an investment in the Funds you want to buy and sell.
o You can choose to have us transfer your money on or about the 15th or the last day of the month in which the exchange is scheduled to occur.
o  The rules for making exchanges apply to automatic exchanges.

[END OF BOX]

How selling agents are paid

Your selling agent usually receives compensation when you invest in the Funds. The kind and amount of the compensation depends on the share class you invest in.

Selling agents typically pay a portion of the compensation they receive to their investment professionals.

COMMISSIONS
Your selling agent may receive a commission when you buy a Fund. The amount of the commission depends on which share class you choose:
o up to [5.00%] of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares.
o up to [4.00%] of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase - we pay your selling agent directly.
o up to [1.00%] of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase - we pay your selling agent directly.

The distribution fee is often referred to as a 12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.

Your selling agent may charge other fees related to services provided to your account.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

Selling agents may receive annual distribution (12b-1) and shareholder servicing fees for selling shares and providing services to investors.

The amount of the fee depends on the class of shares you own:

                         Maximum annual distribution (12b-1)
                         and shareholder servicing fees (as
                         an annual % of average daily net assets)

Investor A Shares        0.25% combined distribution (12b-1) and servicing fee
Investor B Shares        0.75% distribution (12b-1) fee , 0.25% servicing fee
Investor C Shares        0.75% distribution (12b-1) fee, 0.25% servicing fee

Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment, and may cost you more than any sales charges you may pay.

We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We and Stephens may reduce or discontinue payments at any time.

OTHER COMPENSATION
Selling agents may also receive:
o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period
o  additional amounts on all sales of shares:
   o  up to 1.00% of the offering price per share of Investor A Shares
   o  up to 4.00% of the net asset value per share of Investor B Shares
   o  up to 0.75% of the net asset value per share of Investor C Shares
o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the 12b-1 plan or when a CDSC is deducted. Stephens may cancel any compensation program at any time.

BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

THE POWER OF COMPOUNDING
You can choose to reinvest your distributions in additional shares of the same Fund and class.

Reinvesting your distributions buys you more shares of a Fund - which lets you take advantage of the potential for compound growth.

Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment.

DISTRIBUTIONS AND TAXES

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:
o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
o A fund can also have capital gains if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

The frequency of distributions of net investment income vary by Fund:

Fund                                         Frequency of income distributions
Nations Value Fund                           monthly
Nations Equity Income Fund                   monthly
Nations Emerging Growth Fund                 quarterly
Nations Small Company Growth Fund            monthly
Nations Disciplined Equity Fund              monthly
Nations Capital Growth Fund                  monthly
Nations Marsico Focuses Equities Fund        quarterly
Nations Marsico Growth & Income Fund         quarterly
Nations Balanced Assets Fund                 quarterly
Nations Strategic Equity Fund                monthly
Nations Blue Chip Fund                       quarterly
Nations Capital Income Fund                  quarterly
Nations Balanced Assets Fund                 quarterly
Nations Asset Allocation Fund                quarterly

A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.

For more information about taxes, please see the SAI.

HOW TAXES AFFECT YOUR INVESTMENT
Distributions of net investment income, including net foreign currency gains and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders may be able to exclude a portion of these distributions from their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

O WITHHOLDING TAX
We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:
o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply
o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
o  the IRS informs us that you're otherwise subject to backup withholding.

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

o  Taxation of redemptions and exchanges
Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

NATIONS VALUE FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    Year ended       Year ended     Period ended   Year ended   Year ended
INVESTOR A SHARES                                    03/31/98#        03/31/97       03/31/96(a)    11/30/95     11/30/94
 OPERATING PERFORMANCE:
Net asset value, beginning of period              $ 17.87          $ 16.60          $ 16.21        $ 12.98      $ 13.72
Net investment income                               0.15             0.21             0.05           0.23         0.20
 Net realized and unrealized gain/(loss) on
 investments                                        5.98             2.70             1.06           3.92       ( 0.20)
Net increase/(decrease) in net asset value from
 operations                                         6.13             2.91             1.11           4.15         0.00
 DISTRIBUTIONS:
Dividends from net investment income              ( 0.14)          ( 0.22)          ( 0.10)         ( 0.25)     ( 0.20)
Distributions from net realized capital gains     ( 3.94)          ( 1.42)          ( 0.62)         ( 0.67)     ( 0.54)
 Total dividends and distributions                ( 4.08)          ( 1.64)          ( 0.72)         ( 0.92)     ( 0.74)
Net asset value, end of period                    $ 19.92          $ 17.87          $ 16.60        $ 16.21      $ 12.98
 TOTAL RETURN++                                    38.22%           17.80%            7.07%          34.22%     ( 0.17)%
================================================  =======          =======          =======        =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $149,167         $70,305          $54,341        $48,440      $35,445
 Ratio of operating expenses to average net
 assets                                             1.20%(b)         1.22%(b)         1.21%+          1.19%       1.18%
Ratio of net investment income to average net
 assets                                             0.79%            1.26%            1.05%+          1.65%       1.60%
 Portfolio turnover rate                             79%              47%               12%             63%         75%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                     1.20%(b)         1.22%(b)         1.21%+          1.19%       1.18%


                                                    Year ended       Year ended         Year ended         Period ended
INVESTOR A SHARES                                    11/30/93         11/30/92           11/30/91            11/30/90*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 12.45         $ 11.16            $  9.71           $ 10.04
Net investment income                                 0.22            0.26               0.34              0.35
 Net realized and unrealized gain/(loss) on
 investments                                          1.35            1.59               1.47            ( 0.36)
Net increase/(decrease) in net asset value from
 operations                                           1.57            1.85               1.81            ( 0.01)
 DISTRIBUTIONS:
Dividends from net investment income                 ( 0.21)        ( 0.27)            ( 0.36)           ( 0.32)
Distributions from net realized capital gains        ( 0.09)        ( 0.29)                --               --
 Total dividends and distributions                   ( 0.30)        ( 0.56)            ( 0.36)           ( 0.32)
Net asset value, end of period                      $ 13.72         $ 12.45            $ 11.16           $  9.71
 TOTAL RETURN++                                       12.80%         16.96%+++          18.79%+++        ( 0.16)%+++
================================================    =======         =======            =======           =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $32,607         $24,536            $13,514           $7,020
 Ratio of operating expenses to average net
 assets                                                1.21%          1.06%              0.53%             0.21%+
Ratio of net investment income to average net
 assets                                                1.73%          2.15%              3.33%             4.19%+
 Portfolio turnover rate                                 64%            60%                51%              24%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                        1.22%          1.15%              0.99%             1.11%+

                           * Nations Value Fund Investor A Shares commenced operations on December 6, 1989.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # Per share net investment has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was
                           November 30.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS VALUE FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        Year ended       Year ended
INVESTOR B SHARES                                        03/31/98#         3/31/97
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 17.81          $ 16.55
Net investment income                                  0.02             0.14
 Net realized and unrealized gain/(loss) on
 investments                                           5.96             2.68
Net increase/(decrease) in net asset value from
 operations                                            5.98             2.82
 DISTRIBUTIONS:
Dividends from net investment income                 ( 0.04)          ( 0.14)
Distributions from net realized capital gains        ( 3.94)          ( 1.42)
 Total dividends and distributions                   ( 3.98)          ( 1.56)
Net asset value, end of period                       $ 19.81          $ 17.81
 TOTAL RETURN++                                       37.29%           17.21%
==================================================== ========         =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $149,635         $99,999
 Ratio of operating expenses to average net assets     1.87%(b)         1.72%(b)
Ratio of net investment income to average net
 assets                                                0.12%            0.76%
 Portfolio turnover rate                                79%              47%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.87%(b)         1.72%(b)



                                                      Period ended   Year ended   Yearended   Period ended
INVESTOR B SHARES                                      03/31/96(a)    11/30/95     11/30/94    11/30/93*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 16.15        $ 12.94      $ 13.71     $ 13.08
Net investment income                                   0.03           0.17         0.15        0.11
 Net realized and unrealized gain/(loss) on
 investments                                            1.05           3.89       ( 0.22)       0.63
Net increase/(decrease) in net asset value from
 operations                                             1.08           4.06       ( 0.07)       0.74
 DISTRIBUTIONS:
Dividends from net investment income                  ( 0.06)         ( 0.18)     ( 0.16)     ( 0.11)
Distributions from net realized capital gains         ( 0.62)         ( 0.67)     ( 0.54)         --
 Total dividends and distributions                    ( 0.68)         ( 0.85)     ( 0.70)     ( 0.11)
Net asset value, end of period                        $ 16.55        $ 16.15      $ 12.94     $ 13.71
 TOTAL RETURN++                                         6.90%          33.55%     ( 0.69)%      5.65%
====================================================  =======        =======      =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $88,861        $83,699      $42,530     $10,449
 Ratio of operating expenses to average net assets      1.71%+          1.69%       1.68%       1.71%+
Ratio of net investment income to average net
 assets                                                 0.55%+          1.15%       1.10%       1.23%+
 Portfolio turnover rate                                  12%             63%         75%         64%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          1.71%+          1.69%       1.68%       1.72%+

                           * Nations Value Fund Investor B Shares commenced operations on June 7, 1993.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was
                           November 30.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.


NATIONS VALUE FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        Year ended       Year ended     Period ended
INVESTOR C SHARES                                        03/31/98#        03/31/97       03/31/96(a)
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 17.75          $ 16.50          $ 16.09
Net investment income                                  0.04             0.17             0.04
 Net realized and unrealized gain/(loss) on
 investments                                           5.95             2.68             1.05
Net increase/(decrease) in net asset value from
 operations                                            5.99             2.85             1.09
 DISTRIBUTIONS:
Dividends from net investment income                 ( 0.05)          ( 0.18)          ( 0.06)
Distributions from net realized capital gains        ( 3.94)          ( 1.42)          ( 0.62)
 Total dividends and distributions                   ( 3.99)          ( 1.60)          ( 0.68)
Net asset value, end of period                       $ 19.75          $ 17.75          $ 16.50
 TOTAL RETURN++                                       37.55%           17.51%            6.99%
==================================================== =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $13,969          $6,519           $4,633
 Ratio of operating expenses to average net assets     1.78%(b)         1.47%(b)         1.58%+
Ratio of net investment income to average net
 assets                                                0.21%            1.01%            0.68%+
 Portfolio turnover rate                                79%              47%              12%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.78%(b)         1.47%(b)         1.58%+



                                                      Year ended   Year ended   Year ended    Period ended
INVESTOR C SHARES                                      11/30/95     11/30/94     11/30/93       11/30/92*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 12.90      $ 13.64      $ 12.41      $ 11.63
Net investment income                                  0.13         0.12         0.13         0.07
 Net realized and unrealized gain/(loss) on
 investments                                           3.88       ( 0.22)        1.32         0.78
Net increase/(decrease) in net asset value from
 operations                                            4.01       ( 0.10)        1.45         0.85
 DISTRIBUTIONS:
Dividends from net investment income                 ( 0.15)      ( 0.10)      ( 0.13)      ( 0.07)
Distributions from net realized capital gains        ( 0.67)      ( 0.54)      ( 0.09)         --
 Total dividends and distributions                   ( 0.82)      ( 0.64)      ( 0.22)      ( 0.07)
Net asset value, end of period                       $ 16.09      $ 12.90      $ 13.64      $ 12.41
 TOTAL RETURN++                                       33.15%      ( 0.92)%      11.85%        7.33%+++
==================================================== =======      =======      =======      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $4,185       $2,983       $2,997       $1,286
 Ratio of operating expenses to average net assets     1.94%        1.93%        1.96%        1.98%+
Ratio of net investment income to average net
 assets                                                0.90%        0.85%        0.98%        1.22%+
 Portfolio turnover rate                                 63%         75%           64%         60%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.94%        1.93%        1.97%        1.98%+

                           * Nations Value Fund Investor C Shares commenced operations on June 17, 1992.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was
                           November 30.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS EQUITY INCOME FUND                          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           Year             Year           Period
                                                           ended            ended          ended
INVESTOR A SHARES                                        03/31/98#        03/31/97      03/31/96(a)
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 12.26          $ 13.11           $ 11.78
Net investment income                                  0.26             0.36              0.27
 Net realized and unrealized gain on investments       3.77             1.58              1.77
Net increase in net asset value from operations        4.03             1.94              2.04
 DISTRIBUTIONS:
Dividends from net investment income                 ( 0.24)          ( 0.38)           ( 0.34)
Distributions from net realized capital gains        ( 2.16)          ( 2.41)           ( 0.37)
 Total dividends and distributions                   ( 2.40)          ( 2.79)           ( 0.71)
Net asset value, end of period                       $ 13.89          $ 12.26           $ 13.11
 TOTAL RETURN++                                       36.92%           15.30%            17.75%
==================================================== =======          =======           =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $68,006          $47,891           $42,606
 Ratio of operating expenses to average net assets     1.11%(b)         1.16%(b)          1.15%+
Ratio of net investment income to average net
 assets                                                1.97%            2.84%             2.59%+
 Portfolio turnover rate                                74%             102%                59%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.11%(b)         1.16%(b)          1.15%+



                                                         Year        Year        Year          Year            Period
                                                        ended       ended       ended          ended            ended
INVESTOR A SHARES                                      05/31/95    05/31/94    05/31/93      05/31/92         05/31/91*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 11.41     $ 12.02     $ 11.40    $ 10.19          $ 10.04
Net investment income                                   0.40        0.37        0.34       0.29             0.05
 Net realized and unrealized gain on investments        1.10        0.21        1.05       1.27             0.10
Net increase in net asset value from operations         1.50        0.58        1.39       1.56             0.15
 DISTRIBUTIONS:
Dividends from net investment income                   ( 0.40)     ( 0.38)     ( 0.32)   ( 0.28)             --
Distributions from net realized capital gains          ( 0.73)     ( 0.81)     ( 0.45)   ( 0.07)             --
 Total dividends and distributions                     ( 1.13)     ( 1.19)     ( 0.77)   ( 0.35)             --
Net asset value, end of period                        $ 11.78     $ 11.41     $ 12.02    $ 11.40          $ 10.19
 TOTAL RETURN++                                         14.53%       4.74%      12.78%    15.59%+++         1.49%+++
====================================================  =======     =======     =======    ========         ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $35,538     $33,691     $32,760    $3,418           $  497
 Ratio of operating expenses to average net assets       1.17%       1.19%       1.17%     1.35%            1.37%+
Ratio of net investment income to average net
 assets                                                  3.50%       3.16%       3.12%     2.90%            3.40%+
 Portfolio turnover rate                                  158%        116%         55%      84%               9%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements           1.18%       1.20%       1.29%     2.46%           15.09%+

                           * Nations Equity Income Fund Investor A Shares commenced operations on April 16, 1991.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May
                           31.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.


NATIONS EQUITY INCOME FUND                                          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        Year ended       Year ended     Period ended   Year ended   Period ended
INVESTOR B SHARES                                        03/31/98#        03/31/97       03/31/96(a)    05/31/95     05/31/94*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 12.25          $ 13.10           $  11.77      $ 11.40      $ 11.98
Net investment income                                   0.17             0.31               0.22         0.34         0.37
 Net realized and unrealized gain on investments        3.77             1.57               1.76         1.11         0.22
Net increase in net asset value from operations         3.94             1.88               1.98         1.45         0.59
 DISTRIBUTIONS:
Dividends from net investment income                  ( 0.16)          ( 0.32)            ( 0.28)       ( 0.35)     ( 0.36)
Distributions from net realized capital gains         ( 2.16)          ( 2.41)            ( 0.37)       ( 0.73)     ( 0.81)
 Total dividends and distributions                    ( 2.32)          ( 2.73)            ( 0.65)       ( 1.08)     ( 1.17)
Net asset value, end of period                        $ 13.87          $ 12.25           $  13.10      $ 11.77      $ 11.40
 TOTAL RETURN++                                        36.02%           14.76%             17.21%        14.03%       4.84%
====================================================  =======          =======           ========      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $144,929         $108,055          $104,026      $75,371      $46,043
 Ratio of operating expenses to average net assets      1.78%(b)         1.66%(b)           1.65%+        1.67%       1.69%+
Ratio of net investment income to average net
 assets                                                 1.30%            2.34%              2.09%+        3.00%       2.66%+
 Portfolio turnover rate                                 74%             102%                 59%          158%        116%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          1.78%(b)         1.66%(b)           1.65%+        1.68%       1.70%+

                           * Nations Equity Income Investor B Shares commenced operations on June 7, 1993.
                           + Annualized.
                           ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS EQUITY INCOME FUND                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        Year ended       Year ended
INVESTOR C SHARES                                        03/31/98#        03/31/97
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 12.35          $ 13.19
Net investment income                                  0.18             0.33
 Net realized and unrealized gain on investments       3.83             1.59
Net increase in net asset value from operations        4.01             1.92
 DISTRIBUTIONS:
Dividends from net investment income                 ( 0.19)          ( 0.35)
Distributions from net realized capital gains        ( 2.16)          ( 2.41)
 Total dividends and distributions                   ( 2.35)          ( 2.76)
Net asset value, end of period                       $ 14.01          $ 12.35
 TOTAL RETURN++                                       36.28%           15.01%
==================================================== =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $10,348          $5,007
 Ratio of operating expenses to average net assets     1.69%(b)         1.41%(b)
Ratio of net investment income to average net
 assets                                                1.39%            2.59%
 Portfolio turnover rate                                74%             102%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.69%(b)         1.41%(b)



                                                      Period ended   Year ended   Year ended   Period ended
INVESTOR C SHARES                                      03/31/96(a)    05/31/95     05/31/94     05/31/93*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 11.83        $ 11.47      $ 12.04      $ 11.13
Net investment income                                  0.21           0.32         0.28         0.32
 Net realized and unrealized gain on investments       1.78           1.08         0.21         1.32
Net increase in net asset value from operations        1.99           1.40         0.49         1.64
 DISTRIBUTIONS:
Dividends from net investment income                 ( 0.26)        ( 0.31)      ( 0.25)      ( 0.28)
Distributions from net realized capital gains        ( 0.37)        ( 0.73)      ( 0.81)      ( 0.45)
 Total dividends and distributions                   ( 0.63)        ( 1.04)      ( 1.06)      ( 0.73)
Net asset value, end of period                       $ 13.19        $ 11.83      $ 11.47      $ 12.04
 TOTAL RETURN++                                       17.20%         13.49%        3.96%       15.31%
==================================================== =======        =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $4,612         $4,278       $4,221       $4,377
 Ratio of operating expenses to average net assets     1.75%+         1.92%        1.94%        1.92%+
Ratio of net investment income to average net
 assets                                                1.99%+         2.75%        2.41%        2.37%+
 Portfolio turnover rate                                59%            158%         116%         55%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.75%+         1.93%        1.95%        2.04%+

                           * Nations Equity Income Fund Investor C Shares commenced operations on June 17, 1992.
                           + Annualized.
                           ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.


NATIONS EMERGING GROWTH FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Year ended       Year ended
INVESTOR A SHARES                                       03/31/98#        03/31/97#
 OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 12.69          $ 13.91
Net investment income/(loss)                        ( 0.10)          ( 0.07)
 Net realized and unrealized gain/(loss) on
 investments                                          5.50             0.19
Net increase/(decrease) in net asset value from
 operations                                           5.40             0.12
 DISTRIBUTIONS:
Distributions from net realized capital gains       ( 1.79)          ( 1.34)
Total dividends and distributions                   ( 1.79)          ( 1.34)
 Net asset value, end of period                     $ 16.30          $ 12.69
Total return++                                       44.86%             .18%
=================================================== =======          =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $21,591          $12,126
Ratio of operating expenses to average net assets     1.23%(b)         1.23%(b)
 Ratio of net investment income/(loss) to average
 net assets                                         ( 0.67)%         ( 0.51)%
Portfolio turnover rate                                76%              93%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursement         1.23%(b)         1.23%(b)



                                                     Period ended   Year ended   Year ended   Period ended
INVESTOR A SHARES                                    03/31/96#(a)    11/30/95     11/30/94#    11/30/93*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 14.17        $ 11.35      $ 10.85      $  9.87
Net investment income/(loss)                        ( 0.01)        ( 0.01)      ( 0.06)      ( 0.03)
 Net realized and unrealized gain/(loss) on
 investments                                          1.25           3.23         0.70         1.02
Net increase/(decrease) in net asset value from
 operations                                           1.24           3.22         0.64         0.99
 DISTRIBUTIONS:
Distributions from net realized capital gains       ( 1.50)        ( 0.40)      ( 0.14)      ( 0.01)
Total dividends and distributions                   ( 1.50)        ( 0.40)      ( 0.14)      ( 0.01)
 Net asset value, end of period                     $ 13.91        $ 14.17      $ 11.35      $ 10.85
Total return++                                        9.80%         29.65%        5.90%        9.99%
=================================================== =======        =======      =======      =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $7,802         $5,765       $3,234       $2,095
Ratio of operating expenses to average net assets     1.24%+         1.23%        1.26%        1.05%+
 Ratio of net investment income/(loss) to average
 net assets                                         ( 0.31)%+      ( 0.17)%     ( 0.54)%     ( 0.40)%+
Portfolio turnover rate                                39%           139%         129%         159%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursement         1.24%+         1.23%        1.26%        1.26%+

                           * Nations Emerging Growth Fund Investor A Shares commenced operations on December 10,
                           1992.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income/(loss) has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was
                           November 30.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS EMERGING GROWTH FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Year ended       Year ended
INVESTOR B SHARES                                       03/31/98#        03/31/97#
 OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 12.29          $ 13.61
Net investment income/(loss)                        ( 0.20)          ( 0.18)
 Net realized and unrealized gain/(loss) on
 investments                                          5.28             0.20
Net increase/(decrease) in net asset value from
 operations                                           5.08             0.02
 DISTRIBUTIONS:
Distributions from net realized capital gains       ( 1.79)          ( 1.34)
Total dividends and distributions                   ( 1.79)          ( 1.34)
 Net asset value, end of period                     $ 15.58          $ 12.29
TOTAL RETURN++                                       43.64%          ( 0.57)%
=================================================== =======          ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $45,451          $33,342
Ratio of operating expenses to average net assets     1.98%(b)         1.98%(b)
 Ratio of operating expenses to average net assets
 including interest expense                           1.99%          N/A
Ratio of net investment income/(loss) to average
 net assets                                         ( 1.42)%         ( 1.26)%
 Portfolio turnover rate                               76%              93%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements        1.98%(b)         1.98%(b)



                                                     Period ended   Year ended   Year ended   Period ended
INVESTOR B SHARES                                    03/31/96#(a)    11/30/95     11/30/94#    11/30/93*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 13.93         $ 11.24      $ 10.82     $  9.88
Net investment income/(loss)                        ( 0.05)         ( 0.07)      ( 0.14)     ( 0.02)
 Net realized and unrealized gain/(loss) on
 investments                                          1.23            3.16         0.70        0.96
Net increase/(decrease) in net asset value from
 operations                                           1.18            3.09         0.56        0.94
 DISTRIBUTIONS:
Distributions from net realized capital gains       ( 1.50)         ( 0.40)      ( 0.14)        --
Total dividends and distributions                   ( 1.50)         ( 0.40)      ( 0.14)        --
 Net asset value, end of period                     $ 13.61         $ 13.93      $ 11.24     $ 10.82
TOTAL RETURN++                                        9.52%          28.75%        5.17%       9.51%
=================================================== =======         =======      =======     =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $34,989         $32,349      $15,909     $3,594
Ratio of operating expenses to average net assets     1.99%+          1.98%        2.01%       1.80%+
 Ratio of operating expenses to average net assets
 including interest expense                         N/A            N/A          N/A          N/A
Ratio of net investment income/(loss) to average
 net assets                                         ( 1.06)%+       ( 0.92)%     ( 1.29)%    ( 1.15)%+
 Portfolio turnover rate                               39%             139%         129%       159%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements        1.99%+          1.98%        2.01%       2.01%+

                           * Nations Emerging Growth Fund Investor B Shares commenced operations on June 7, 1993.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was
                           November 30.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS EMERGING GROWTH FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Year ended       Year ended
INVESTOR C SHARES                                       03/31/98#        03/31/97#
 OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 12.31          $ 13.56
Net investment income/(loss)                        ( 0.18)          ( 0.10)
 Net realized and unrealized gain/(loss) on
 investments                                          5.29             0.19
Net increase/(decrease) in net asset value from
 operations                                           5.11             0.09
 DISTRIBUTIONS:
Distributions from net realized capital gains       ( 1.79)          ( 1.34)
Total dividends and distributions                   ( 1.79)          ( 1.34)
 Net asset value, end of period                     $ 15.63          $ 12.31
TOTAL RETURN++                                       43.80%          ( 0.04)%
=================================================== =======          =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $2,266           $1,437
Ratio of operating expenses to average net assets     1.81%(b)         1.48%(b)
 Ratio of operating expenses to average net assets
 including interest expense                           1.82%          N/A
Ratio of net investment income/(loss) to average
 net assets                                         ( 1.25)%         ( 0.76)%
 Portfolio turnover rate                               76%              93%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements        1.81%(b)         1.48%(b)



                                                     Period ended   Year ended   Year ended   Period ended
INVESTOR C SHARES                                    03/31/96#(a)    11/30/95     11/30/94#    11/30/93*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 13.87        $ 11.20      $ 10.78      $  9.89
Net investment income/(loss)                        ( 0.03)        ( 0.08)      ( 0.14)      ( 0.09)
 Net realized and unrealized gain/(loss) on
 investments                                          1.22           3.15         0.70         0.98
Net increase/(decrease) in net asset value from
 operations                                           1.19           3.07         0.56         0.89
 DISTRIBUTIONS:
Distributions from net realized capital gains       ( 1.50)        ( 0.40)      ( 0.14)         --
Total dividends and distributions                   ( 1.50)        ( 0.40)      ( 0.14)         --
 Net asset value, end of period                     $ 13.56        $ 13.87      $ 11.20      $ 10.78
TOTAL RETURN++                                        9.64%         28.67%        5.19%        9.00%
=================================================== =======        =======      =======      =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  936         $  805       $  542       $  469
Ratio of operating expenses to average net assets     1.61%+         1.98%        2.01%        1.80%+
 Ratio of operating expenses to average net assets
 including interest expense                         N/A            N/A          N/A          N/A
Ratio of net investment income/(loss) to average
 net assets                                         ( 0.68)%+      ( 0.92)%     ( 1.29)%     ( 1.15)%+
 Portfolio turnover rate                               39%           139%         129%         159%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements        1.61%+         1.98%        2.01%        2.01%+

                           * Nations Emerging Growth Fund Investor C Shares commenced operations on
                           December 18, 1992.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS SMALL COMPANY GROWTH FUND                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          Period ended       Period ended     Period ended
INVESTOR A SHARES*                                          03/31/98*          05/16/97*      08/31/96*(b)
 OPERATING PERFORMANCE:
Net asset value, beginning of the period                $ 12.05             $ 10.64          $ 10.00
Net investment income                                   ( 0.02)               0.03             0.05
 Net realized and unrealized gain on investments          4.42                1.46             0.64
Net increase in net asset value from operations           4.40                1.49             0.69
 Dividends from net investment income                     --                ( 0.03)          ( 0.05)
Distributions from net realized capital gains           ( 0.71)             ( 0.05)            --
 Total dividends and distributions                      ( 0.71)             ( 0.08)          ( 0.05)
Net asset value, the end of the period                  $ 15.74             $ 12.05          $ 10.64
 TOTAL RETURN++                                          37.02%              13.98%            6.88%
====================================================    =======             =======          =======
Net assets at end of period (in 000's)                  $6,772              $3,697           $2,611
 Ratio of operating expenses to average net assets        1.20%+(a)           1.23%+           1.25%+
Ratio of operating expenses to average net assets
 including interest expense                               1.20%+               --               --
 Ratio of net investment income/loss to average net
 assets                                                 ( 0.20)%+             0.30%+           0.66%+
Portfolio turnover rate                                    59%                 48%              31%
 Ratio of expenses to average net assets without
 waivers and/or expense reimbursements                    1.51%+(a)           1.66%+           1.65%+

                           * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization
                           Equity Fund's Class A Shares, which were reorganized into Nations Small
                           Company Growth Fund Investor A Shares as of the close of business on May
                           23, 1997. Prior to May 23, 1997, the investment adviser to Nations Small
                           Company Growth Fund was Boatmen's Trust Company. Effective May 23, 1997
                           the investment adviser to Nations Small Company Growth Fund is
                           TradeStreet Investment Associates, Inc.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (b) Represents the period from December 12, 1995 (commencement of operations) to August 31, 1996.

NATIONS SMALL COMPANY GROWTH FUND                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          Period ended       Period ended     Period ended
INVESTOR B SHARES*                                          03/31/98*          05/16/97*      08/31/96*(b)
 OPERATING PERFORMANCE:
Net asset value, beginning of the period                $ 12.03             $ 10.65          $ 10.00
Net investment income (loss)                            ( 0.08)             ( 0.03)            0.01
 Net realized and unrealized gain on investments          4.35                1.46             0.65
Net increase in net asset value from operations           4.27                1.43             0.66
 DISTRIBUTIONS:
Dividends from net investment income                      --                  --             ( 0.01)
Distributions from net realized capital gains           ( 0.71)             ( 0.05)            --
 Total dividends and distributions                      ( 0.71)             ( 0.05)          ( 0.01)
Net asset value, end of the period                      $ 15.59             $ 12.03          $ 10.65
 TOTAL RETURN++                                          36.06%              13.43%            6.65%
====================================================    =======             =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $3,384              $2,635           $1,878
 Ratio of operating expenses to average net assets        1.87%+(a)           1.97%+           2.01%+
Ratio of operating expenses to average net assets
 including interest expense                               1.88%+               --               --
 Ratio of net investment income/loss to average net
 assets                                                 ( 0.87)%+           ( 0.45)%+        ( 0.07)%+
Portfolio turnover rate                                    59%                 48%              31%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements            2.18%+(a)           2.41%+           2.44%+

                           * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization
                           Equity Fund's Class B Shares, which were reorganized into the Investor B
                           Shares of Nations Small Company Growth Fund as of May 23, 1997. Prior to
                           May 23, 1997, the investment adviser to Nations Small Company Growth Fund was Boatman's Trust Company. Effective May 23, 1997, the investment adviser to Nations Small Company Growth Fund was TradeStreet Investment
                           Associates, Inc.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.
                           (b) Represents the period from December 12, 1995 (commencement of operations) to August 31, 1996.

NATIONS SMALL COMPANY GROWTH FUND  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          Period ended
INVESTOR C SHARES                                           03/31/98*
 OPERATING PERFORMANCE:
Net asset value at the beginning of the period          $ 15.18
Net investment income                                   ( 0.08)
 Net realized and unrealized gain on investments          1.35
Net increase in net asset value from operations           1.27
 DISTRIBUTIONS:
Dividends from net investment income                       --
Distributions from net realized capital gains           ( 0.71)
 Total dividends and distributions                      ( 0.71)
Net asset value, end of the period                      $ 15.74
 TOTAL RETURN ++                                          8.75%
====================================================    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $3,122
 Ratio of operating expenses to average net assets        1.95%+(a)
Ratio of operating expenses to average net assets
 including interest expense                               1.95%+
 Ratio of net investment income/(loss) to average
 net assets                                             ( 0.95)%+
Portfolio turnover rate                                    59%
 Ratio of expenses to average net assets (assuming
 no waivers or expense reimbursements)                    2.26%+(a)

                           * Nations Small Company Growth Investor C Shares commenced operations on September 22, 1997.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS DISCIPLINED EQUITY FUND            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          Year ended          Year ended
INVESTOR A SHARES                                         03/31/98##           03/31/97
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 18.44               $ 17.16
Net investment income/(loss)                           0.02                  0.08
 Net realized and unrealized gain/(loss) on
 investments                                           7.87                  2.80
Net increase/(decrease) in net asset value from
 operations                                            7.89                  2.88
 DISTRIBUTIONS:
Dividends from net investment income                 ( 0.01)               ( 0.09)
Distributions from net realized capital gains        ( 4.23)               ( 1.51)
 Return of capital                                      --                    --
Total dividends and distributions                    ( 4.24)               ( 1.60)
 Net asset value, end of period                      $ 22.09               $ 18.44
TOTAL RETURN++                                        48.28%                16.76%
===================================================  =======               =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                $21,725               $6,837
Ratio of operating expenses to average net assets      1.23%(c)(d)           1.29%(c)
 Ratio of net investment income/(loss) to average
 net assets                                            0.12%                 0.45%
Portfolio turnover rate                                 79%                  120%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.23%(c)(d)           1.29%



                                                     Period ended   Year ended    Period ended    Period ended
INVESTOR A SHARES                                     03/31/96(a)    11/30/95       11/30/94*      04/29/94*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 17.04        $ 13.06      $ 13.30          $ 14.94
Net investment income/(loss)                          0.04           0.09         0.00 (b)       ( 0.04)
 Net realized and unrealized gain/(loss) on
 investments                                          0.35           3.96       ( 0.23)#           1.35
Net increase/(decrease) in net asset value from
 operations                                           0.39           4.05       ( 0.23)            1.31
 DISTRIBUTIONS:
Dividends from net investment income                ( 0.04)        ( 0.07)      ( 0.01)            --
Distributions from net realized capital gains       ( 0.23)            --          --            ( 2.95)
 Return of capital                                     --              --       ( 0.00)(b)          --
Total dividends and distributions                   ( 0.27)        ( 0.07)      ( 0.01)          ( 2.95)
 Net asset value, end of period                     $ 17.16        $ 17.04      $ 13.06          $ 13.30
TOTAL RETURN++                                        2.35%         31.05%      ( 1.71)%           8.31%
=================================================== =======        =======      ========         =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $4,722         $3,234       $  252           $  165
Ratio of operating expenses to average net assets     1.12%+         1.40%        1.23%+           1.30%+
 Ratio of net investment income/(loss) to average
 net assets                                           0.72%+         0.75%        0.02%+         ( 0.62)%+
Portfolio turnover rate                                47%            124%        177%             475%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements        1.12%+         1.40%        1.66%+           1.74%+

                           * The period for Nations Disciplined Equity Investor A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity
                           Portfolio Class B Shares, which were reorganized into Investor A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity
                           Fund) as of the close of business on April 29, 1994. The Capitol Mutual
                           Funds Special Equity Portfolio Class B Shares commenced operations on
                           July 26, 1993.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
                           ## Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) Amount represents less than $0.01 per share.
                           (c) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio with and without waivers and/or expense reimbursements, was less than 0.01%.


NATIONS DISCIPLINED EQUITY FUND            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          Year ended          Year ended
INVESTOR B SHARES                                          03/31/98#           03/31/97
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 18.20               $ 17.00
Net investment income/(loss)                         ( 0.12)               ( 0.05)
 Net realized and unrealized gain/(loss) on
 investments                                           7.72                  2.76
Net increase/(decrease) in net asset value from
 operations                                            7.60                  2.71
 DISTRIBUTIONS:
Dividends from net investment income                    --                    --
Distributions from net realized capital gains        ( 4.23)               ( 1.51)
 Return of capital                                      --                    --
Total dividends and distributions                    ( 4.23)               ( 1.51)
 Net asset value, end of period                      $ 21.57               $ 18.20
TOTAL RETURN++                                        47.14%                15.86%
===================================================  =======               =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $38,079               $20,257
Ratio of operating expenses to average net assets      1.98%(c)(d)           2.04%(c)
 Ratio of net investment income/(loss) to average
 net assets                                          ( 0.63)%              ( 0.30)%
Portfolio turnover rate                                 79%                  120%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.98%(c)(d)           2.04%



                                                     Period ended   Year ended    Period ended
INVESTOR B SHARES                                     03/31/96(a)    11/30/95       11/30/94*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 16.89          $  13.02   $ 12.77
Net investment income/(loss)                        ( 0.01)             0.03    ( 0.02)
 Net realized and unrealized gain/(loss) on
 investments                                          0.35              3.87      0.28
Net increase/(decrease) in net asset value from
 operations                                           0.34              3.90      0.26
 DISTRIBUTIONS:
Dividends from net investment income                   --             ( 0.03)   ( 0.01)
Distributions from net realized capital gains       ( 0.23)               --       --
 Return of capital                                     --                 --    ( 0.00)(b)
Total dividends and distributions                   ( 0.23)           ( 0.03)   ( 0.01)
 Net asset value, end of period                     $ 17.00          $  16.89   $ 13.02
TOTAL RETURN++                                        2.08%            29.94%     2.02%
=================================================== =======          ========   ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $18,412          $ 16,874   $  177
Ratio of operating expenses to average net assets     2.02%+            2.30%     2.09%+
 Ratio of net investment income/(loss) to average
 net assets                                         ( 0.18)%+         ( 0.15)%  ( 0.84)%+
Portfolio turnover rate                                47%               124%     177%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements        2.02%+            2.30%     2.52%+

                           * Nations Disciplined Equity Fund Investor B Shares commenced operations on May 20, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) Amount represents less than $0.01 per share.
                           (c) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (d) The effect of fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.


NATIONS DISCIPLINED EQUITY FUND                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          Year ended          Year ended     Period ended    Period ended
INVESTOR C SHARES                                          03/31/98#           03/31/97       03/31/96(a)      11/30/95*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 18.41               $ 17.10         $ 16.97         $ 14.08
Net investment income/(loss)                          ( 0.09)                 0.04            0.01          ( 0.00)(b)
 Net realized and unrealized gain/(loss) on
 investments                                            7.83                  2.79            0.35            2.92
Net increase/(decrease) in net asset value from
 operations                                             7.74                  2.83            0.36            2.92
 DISTRIBUTIONS:
Dividends from net investment income                     --                 ( 0.01)            --           ( 0.03)
Distributions from net realized capital gains         ( 4.23)               ( 1.51)         ( 0.23)            --
 Return of capital                                       --                    --              --              --
Total dividends and distributions                     ( 4.23)               ( 1.52)         ( 0.23)         ( 0.03)
 Net asset value, end of period                       $ 21.92               $ 18.41         $ 17.10         $ 16.97
TOTAL RETURN++                                         47.38%                16.45%           2.19%          20.78%
===================================================   =======               =======         =======         =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $1,199                $  446          $  283          $  322
Ratio of operating expenses to average net assets       1.81%(c)(d)           1.54%(c)        1.65%+          2.30%+
 Ratio of net investment income/(loss) to average
 net assets                                           ( 0.46)%                0.20%           0.19%+        ( 0.15)%+
Portfolio turnover rate                                  79%                  120%             47%            124%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          1.81%(c)(d)           1.54%           1.65%+          2.30%+

                           * Nations Disciplined Equity Fund Investor C Shares commenced operations on May 10, 1995.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) Amount represents less than $0.01 per share.
                           (c) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS CAPITAL GROWTH FUND                              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           Year ended          Year ended     Period ended
INVESTOR A SHARES                                          03/31/98##          03/31/97##      03/31/96(a)
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 11.67               $ 13.41           $ 14.22
Net investment income/(loss)                          ( 0.01)                 0.02              0.01
 Net realized and unrealized gain on investments        5.28                  1.65              0.38
Net increase in net asset value from operations         5.27                  1.67              0.39
 DISTRIBUTIONS:
Dividends from net investment income                     --                 ( 0.02)           ( 0.01)
Distributions from net realized capital gains         ( 3.68)               ( 3.39)           ( 1.19)
 Total dividends and distributions                    ( 3.68)               ( 3.41)           ( 1.20)
Net asset value, end of period                        $ 13.26               $ 11.67           $ 13.41
 TOTAL RETURN++                                        53.83%                11.58%             3.02%
====================================================  =======               =======           =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $43,380               $20,465           $18,311
 Ratio of operating expenses to average net assets      1.20%(c)(d)           1.21%(d)          1.21%+
Ratio of net investment income/(loss) to average
 net assets                                           ( 0.12)%                0.14%             0.13%+
 Portfolio turnover rate                                113%                   75%                25%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          1.20%(c)              1.21%             1.21%+



                                                      Year ended     Year ended     Year ended    Period ended
INVESTOR A SHARES                                      11/30/95       11/30/94       11/30/93       11/30/92*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 11.21      $ 11.06          $ 10.67     $ 10.00
Net investment income/(loss)                            0.06         0.07             0.07        0.01
 Net realized and unrealized gain on investments        3.28         0.14             0.41        0.66 #
Net increase in net asset value from operations         3.34         0.21             0.48        0.67
 DISTRIBUTIONS:
Dividends from net investment income                   ( 0.07)     ( 0.06)           ( 0.08)       --
Distributions from net realized capital gains          ( 0.26)     ( 0.00)(b)        ( 0.01)       --
 Total dividends and distributions                     ( 0.33)     ( 0.06)           ( 0.09)       --
Net asset value, end of period                        $ 14.22      $ 11.21          $ 11.06     $ 10.67
 TOTAL RETURN++                                         30.70%       1.93%             4.56%      6.70%+++
====================================================  =======      ========         =======     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $16,770      $11,038          $11,182     $1,225
 Ratio of operating expenses to average net assets       1.23%       1.15%             1.05%      0.55%+
Ratio of net investment income/(loss) to average
 net assets                                              0.46%       0.60%             0.59%      1.08%+
 Portfolio turnover rate                                   80%         56%               81%        7%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements           1.23%       1.16%             1.14%      1.30%+

                           * Nations Capital Growth Fund Investor A Shares commenced operations on
                           October 2, 1992.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
                           ## Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) Amount represents less than $0.01 per share.
                           (c) The effect of the fees reduced by the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (d) The effect of interest expense on the operating expense ratio was less than 0.01%.


NATIONS CAPITAL GROWTH FUND                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           Year ended          Year ended
INVESTOR B SHARES                                           03/31/98#           03/31/97#
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 11.47               $ 13.31
Net investment income/(loss)                          ( 0.10)               ( 0.08)
 Net realized and unrealized gain on investments        5.14                  1.63
Net increase in net asset value from operations         5.04                  1.55
 DISTRIBUTIONS:
Dividends from net investment income                     --                    --
Distributions from net realized capital gains         ( 3.68)               ( 3.39)
 Total dividends and distributions                    ( 3.68)               ( 3.39)
Net asset value, end of period                        $ 12.83               $ 11.47
 TOTAL RETURN++                                        52.52%                10.68%
====================================================  =======               =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $59,496               $41,933
 Ratio of operating expenses to average net assets      1.95%(c)(d)           1.96%(d)
Ratio of net investment income/(loss) to average
 net assets                                           ( 0.87)%              ( 0.61)%
 Portfolio turnover rate                                113%                   75%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          1.95%(c)              1.96%



                                                      Period ended   Year ended     Year ended     Period ended
INVESTOR B SHARES                                      03/31/96(a)    11/30/95       11/30/94       11/30/93*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 14.15         $ 11.17      $ 11.05         $ 10.55
Net investment income/(loss)                         ( 0.02)         ( 0.03)      ( 0.01)         ( 0.01)
 Net realized and unrealized gain on investments       0.37            3.27         0.13            0.53
Net increase in net asset value from operations        0.35            3.24         0.12            0.52
 DISTRIBUTIONS:
Dividends from net investment income                    --               --           --          ( 0.02)
Distributions from net realized capital gains        ( 1.19)         ( 0.26)      ( 0.00)(b)         --
 Total dividends and distributions                   ( 1.19)         ( 0.26)      ( 0.00)(b)      ( 0.02)
Net asset value, end of period                       $ 13.31         $ 14.15      $ 11.17         $ 11.05
 TOTAL RETURN++                                        2.77%          29.80%        1.12%           4.95%
==================================================== =======         =======      ========        =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $41,045         $40,868      $23,591         $9,511
 Ratio of operating expenses to average net assets     1.96%+          1.98%        1.90%           1.80%+
Ratio of net investment income/(loss) to average
 net assets                                          ( 0.62)%+       ( 0.29)%     ( 0.15)%        ( 0.16)%+
 Portfolio turnover rate                                25%              80%          56%            81%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.96%+          1.98%        1.91%           1.89%+

                           * Nations Capital Growth Fund Investor B Shares commenced operations on
                           June 7, 1993.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) Amount represents less than $0.01 per share.
                           (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS CAPITAL GROWTH FUND                             FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           Year ended          Year ended      Period ended
INVESTOR C SHARES                                          03/31/98##          03/31/97##       03/31/96(a)
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 11.50               $ 13.26          $ 14.09
Net investment income/(loss)                          ( 0.08)               ( 0.01)            0.00 (b)
 Net realized and unrealized gain on investments        5.18                  1.64             0.36
Net increase in net asset value from operations         5.10                  1.63             0.36
 DISTRIBUTIONS:
Dividends from net investment income                     --                    --               --
Distributions from net realized capital gains         ( 3.68)               ( 3.39)          ( 1.19)
 Total dividends and distributions                    ( 3.68)               ( 3.39)          ( 1.19)
Net asset value, end of period                        $ 12.92               $ 11.50          $ 13.26
 TOTAL RETURN++                                        53.02%                11.39%            2.86%
====================================================  =======               =======          ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $6,176                $5,752           $3,655
 Ratio of operating expenses to average net assets      1.78%(c)(d)           1.46%(d)         1.58%+
Ratio of net investment income/(loss) to average
 net assets                                           ( 0.70)%              ( 0.11)%         ( 0.24)%+
 Portfolio turnover rate                                113%                   75%              25%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          1.78%(c)              1.46%            1.58%+



                                                      Year ended     Year ended       Year ended      Period ended
INVESTOR C SHARES                                      11/30/95       11/30/94         11/30/93         11/30/92*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 11.14      $ 11.01          $ 10.67           $ 10.00
Net investment income/(loss)                         ( 0.03)      ( 0.02)          ( 0.00)(b)        ( 0.00)(b)
 Net realized and unrealized gain on investments       3.24         0.15             0.38              0.67 #
Net increase in net asset value from operations        3.21         0.13             0.38              0.67
 DISTRIBUTIONS:
Dividends from net investment income                    --           --            ( 0.03)               --
Distributions from net realized capital gains        ( 0.26)      ( 0.00)(b)       ( 0.01)               --
 Total dividends and distributions                   ( 0.26)      ( 0.00)(b)       ( 0.04)           ( 0.00)(b)
Net asset value, end of period                       $ 14.09      $ 11.14          $ 11.01           $ 10.67
 TOTAL RETURN++                                       29.61%        1.22%            3.61%             6.70%+++
==================================================== =======      ========         ========          =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $3,322       $2,394           $2,919            $   406
 Ratio of operating expenses to average net assets     1.98%        1.90%            1.80%             1.30%+
Ratio of net investment income/(loss) to average
 net assets                                          ( 0.29)%     ( 0.15)%         ( 0.16)%            0.33%+
 Portfolio turnover rate                                80%          56%              81%                 7%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.98%        1.91%            1.89%             2.05%+

                           * Nations Capital Growth Fund Investor C Shares commenced operations on
                           October 2, 1992.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
                           ## Per share net investment income has been calculated using the monthly average share method.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) Amount represents less than $0.01 per share.
                           (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MARSICO FOCUSED EQUITIES
FUND                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                          Period ended
INVESTOR A SHARES                                          03/31/98*#
 OPERATING PERFORMANCE:
Net asset value at the beginning of the period          $ 10.00
Net investment income/(loss)                            ( 0.01)
 Net realized and unrealized capital gain on
 investments                                              2.15
Net increase in net asset value from operations           2.14
 DISTRIBUTIONS:
Dividends from net investment income                      0.00
Distributions from net realized capital gains             0.00
 Total dividends and distributions                        0.00
Net asset value, the end of the period                  $ 12.14
 TOTAL RETURN++                                          21.40%
====================================================    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $6,056
 Ratio of operating expenses to average net assets        1.77%+(a)
Ratio of net investment income/(loss) to average
 net assets                                             ( 0.55)%+
 Portfolio turnover rate                                   25%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements            1.77%+(a)

                           * Nations Marsico Focused Equities Fund Investor A Shares commenced operations on December 31, 1997. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

NATIONS MARSICO FOCUSED EQUITIES
FUND                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                          Period ended
INVESTOR B SHARES                                          03/31/98*#
 OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 10.00
Net investment income/(loss)                            ( 0.04)
 Net realized and unrealized gain/(loss) on
 investments                                              2.17
Net increase/(decrease) in net asset value from
 operations                                               2.13
 DISTRIBUTIONS:
Dividends from net investment income                      0.00
Distributions from net realized capital gains             0.00
 Total dividends and distributions                        0.00
Net asset value, end of period                          $ 12.13
 TOTAL RETURN ++                                         21.30%
====================================================    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $20,446
 Ratio of operating expenses to average net assets        2.52%+(a)
Ratio of net investment income/(loss) to average
 net assets                                             ( 1.30)%+
 Portfolio turnover rate                                   25%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements            2.52%+(a)

                           * Nations Marsico Focused Equities Fund Investor B Shares commenced operations on December 31, 1997. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.



NATIONS MARSICO FOCUSED EQUITIES
FUND                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                          Period ended
INVESTOR C SHARES                                          03/31/98*#
 OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 10.00
Net investment income/(loss)                            ( 0.04)
 Net realized and unrealized gains on investments         2.17
Net increase in net asset value from operations           2.13
 DISTRIBUTIONS:
Dividends from net investment income                      0.00
Distributions from net realized capital gains             0.00
 Total dividends and distributions                        0.00
Net asset value, end of period                          $ 12.13
 TOTAL RETURN++                                          21.30%
====================================================    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                       $  469
 Ratio of operating expenses to average net assets        2.52%+(a)
Ratio of net investment loss to average net assets      ( 1.30)%+
 Portfolio turnover rate                                   25%
Ratio of expenses to average net assets without
 waivers and/or expense reimbursements                    2.52%+(a)

                           * Nations Marsico Focused Equities Fund Investor C Shares commenced operations on December 31, 1997. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

NATIONS MARSICO GROWTH & INCOME
FUND                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                         Period ended
INVESTOR A SHARES                                         03/31/98*#
 OPERATING PERFORMANCE:
Net asset value at the beginning of the period          $ 10.00
Net investment income                                     0.00 (b)
 Net realized and unrealized gain on investments          2.02
Net increase in net asset value from operations           2.02
 Dividends from net investment income                     0.00
Distributions from net realized capital gains             0.00
 Total dividends and distributions                        0.00
Net asset value, end of the period                      $ 12.02
 TOTAL RETURN++                                          20.20%
====================================================    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $ 1,141
 Ratio of operating expenses to average net assets        1.34 +(a)
Ratio of net investment income/(loss) to average
 net assets                                               0.13 +
 Portfolio turnover rate                                    22%
Ratio of operating expenses to average net assets
 without fee waivers and/or expense
 reimbursements                                           2.22 +(a)

                           * Nations Marsico Growth & Income Fund Investor A Shares commenced operations on December 31, 1997. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.
                           (b) Amount represents less than $0.01 per share.



NATIONS MARSICO GROWTH & INCOME
FUND                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                          Period ended
INVESTOR B SHARES                                          03/31/98*#
 OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 10.00
Net investment income                                   ( 0.02)
 Net realized and unrealized gain on investments          2.04
Net increase in net asset value from operations           2.02
 DISTRIBUTIONS:
Dividends from net investment income                      0.00
Distributions from net realized capital gains             0.00
 Total dividends and distributions                        0.00
Net asset value, end of period                          $ 12.02
 TOTAL RETURN++                                          20.20%
====================================================    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $7,907
 Ratio of operating expenses to average net assets        2.09%+(a)
Ratio of net investment income/loss to average net
 assets                                                 ( 0.62)%+
 Portfolio turnover rate                                   22%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements            2.97%+(a)

                           * Nations Marsico Growth & Income Fund Investor B Shares commenced operations on December 31, 1997. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

NATIONS MARSICO GROWTH & INCOME
FUND                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                          Period ended
INVESTOR C SHARES                                          03/31/98*#
 OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 10.00
Income from investment operations:
 Net investment income                                  ( 0.02)
Net realized and unrealized gain on investments           2.04
 Net increase in net asset value from operations          2.02
DISTRIBUTIONS:
Dividends from net investment income                      0.00
 Distributions from net realized capital gains            0.00
Total dividends and distributions                         0.00
 Net asset value, end of period                         $ 12.02
TOTAL RETURN++                                           20.20%
====================================================    =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                       $  518
Ratio of operating expenses to average net assets         2.09%+(a)
 Ratio of net investment income/loss to average net
 assets                                                   0.62%+
Portfolio turnover rate                                    22%
 Ratio of expenses to average net assets without
 waivers and/or expense reimbursements                    2.97%+(a)

                           * Nations Marsico Growth & Income Fund Investor C Shares commenced operations on December 31, 1997. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Per share net investment income has been calculated using the monthly average share method.
                           (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.


NATIONS BALANCED ASSETS FUND                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           Year ended          Year Period    Period ended
INVESTOR A SHARES                                           03/31/98            03/31/97       03/31/96(a)
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 11.13               $ 11.64          $ 12.66
Net investment income                                   0.27                  0.34             0.11
 Net realized and unrealized gain/(loss) on
 investments                                            2.68                  1.05             0.45
Net increase/(decrease) in net asset value from
 operations                                             2.95                  1.39             0.56
 DISTRIBUTIONS:
Dividends from net investment income                  ( 0.27)               ( 0.36)          ( 0.17)
Distributions from net realized capital gains         ( 2.34)               ( 1.54)          ( 1.41)
 Total dividends and distributions                    ( 2.61)               ( 1.90)          ( 1.58)
Net asset value, end of period                        $ 11.47               $ 11.13          $ 11.64
 TOTAL RETURN++                                        30.13%                12.18%            4.86%
====================================================  =======               =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $16,009               $9,075           $6,261
 Ratio of operating expenses to average net assets      1.33%(b)(c)           1.25%(b)         1.25%+
Ratio of net investment income to average net
 assets                                                 2.45%                 3.06%            2.66%+
 Portfolio turnover rate                                276%                  264%              83%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          1.33%(b)              1.25%(b)         1.25%+



                                                      Year ended   Year ended   Year ended    Period ended
INVESTOR A SHARES                                      11/30/95     11/30/94     11/30/93       11/30/92*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 10.42      $ 10.86      $ 10.24      $ 10.00
Net investment income                                  0.34         0.22         0.29         0.01
 Net realized and unrealized gain/(loss) on
 investments                                           2.23       ( 0.44)        0.62         0.23 #
Net increase/(decrease) in net asset value from
 operations                                            2.57       ( 0.22)        0.91         0.24
 DISTRIBUTIONS:
Dividends from net investment income                 ( 0.31)      ( 0.22)      ( 0.29)         --
Distributions from net realized capital gains        ( 0.02)         --            --          --
 Total dividends and distributions                   ( 0.33)      ( 0.22)      ( 0.29)         --
Net asset value, end of period                       $ 12.66      $ 10.42      $ 10.86      $ 10.24
 TOTAL RETURN++                                       25.01%      ( 2.02)%       8.93%        2.40%+++
==================================================== =======      =======      =======      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $5,276       $4,881       $5,191       $  547
 Ratio of operating expenses to average net assets     1.24%        1.23%        1.15%        0.55%+
Ratio of net investment income to average net
 assets                                                3.00%        2.06%        2.57%        3.60%+
 Portfolio turnover rate                                174%        156%           50%         79%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.24%        1.24%        1.22%        1.30%+

                           * Nations Balanced Assets Fund Investor A Shares commenced operations on October 2, 1992.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS BALANCED ASSETS FUND                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           Year ended          Year ended
INVESTOR B SHARES                                           03/31/98            03/31/97
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 11.11               $ 11.62
Net investment income                                   0.19                  0.29
 Net realized and unrealized gain/(loss) on
 investments                                            2.68                  1.04
Net increase/(decrease) in net asset value from
 operations                                             2.87                  1.33
 DISTRIBUTIONS:
Dividends from net investment income                  ( 0.19)               ( 0.30)
Distributions from net realized capital gains         ( 2.34)               ( 1.54)
 Total dividends and distributions                    ( 2.53)               ( 1.84)
Net asset value, end of period                        $ 11.45               $ 11.11
 TOTAL RETURN++                                        29.35%                11.62%
====================================================  =======               =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $78,813               $64,058
 Ratio of operating expenses to average net assets      2.00%(b)(c)           1.75%(b)
Ratio of net investment income to average net
 assets                                                 1.78%                 2.56%
 Portfolio turnover rate                                276%                  264%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          2.00%(b)              1.75%(b)



                                                      Period ended   Year ended   Year ended   Period ended
INVESTOR B SHARES                                      03/31/96(a)    11/30/95     11/30/94     11/30/93*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 12.63        $ 10.40      $ 10.85      $ 10.61
Net investment income                                   0.09           0.28         0.17         0.14
 Net realized and unrealized gain/(loss) on
 investments                                            0.45           2.22       ( 0.44)        0.23
Net increase/(decrease) in net asset value from
 operations                                             0.54           2.50       ( 0.27)        0.37
 DISTRIBUTIONS:
Dividends from net investment income                  ( 0.14)         ( 0.25)     ( 0.18)      ( 0.13)
Distributions from net realized capital gains         ( 1.41)         ( 0.02)         --           --
 Total dividends and distributions                    ( 1.55)         ( 0.27)     ( 0.18)      ( 0.13)
Net asset value, end of period                        $ 11.62        $ 12.63      $ 10.40      $ 10.85
 TOTAL RETURN++                                         4.69%          24.35%     ( 2.51)%       3.45%
====================================================  =======        =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $65,764        $65,275      $52,905      $27,982
 Ratio of operating expenses to average net assets      1.75%+          1.74%       1.73%        1.65%+
Ratio of net investment income to average net
 assets                                                 2.16%+          2.50%       1.56%        2.07%+
 Portfolio turnover rate                                  83%            174%        156%          50%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          1.75%+          1.74%       1.74%        1.72%+

                           * Nations Balanced Assets Fund Investor B Shares commenced operations on June 7, 1993.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (c) The effect of interest expense on the operating expense ratio was less than 0.01%.


NATIONS BALANCED ASSETS FUND                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           Year ended          Year ended     Period ended
INVESTOR C SHARES                                           03/31/98            03/31/97       03/31/96(a)
 OPERATING PERFORMANCE:
Net asset value, beginning of period                  $ 11.08               $ 11.60          $ 12.61
Net investment income                                   0.20                  0.33             0.09
 Net realized and unrealized gain/(loss) on
 investments                                            2.67                  1.02             0.45
Net increase/(decrease) in net asset value from
 operations                                             2.87                  1.35             0.54
 DISTRIBUTIONS:
Dividends from net investment income                  ( 0.20)               ( 0.33)          ( 0.14)
Distributions from net realized capital gains         ( 2.34)               ( 1.54)          ( 1.41)
 Total dividends and distributions                    ( 2.54)               ( 1.87)          ( 1.55)
Net asset value, end of period                        $ 11.41               $ 11.08          $ 11.60
 TOTAL RETURN++                                        29.43%                11.85%            4.71%
====================================================  =======               =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                  $1,947                $1,396           $1,187
 Ratio of operating expenses to average net assets      1.91%(b)(c)           1.50%(b)         1.62%+
Ratio of net investment income to average net
 assets                                                 1.87%                 2.81%            2.29%+
 Portfolio turnover rate                                276%                  264%              83%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          1.91%(b)              1.50%(b)         1.62%+



                                                      Year ended   Year ended   Year ended    Period ended
INVESTOR C SHARES                                      11/30/95     11/30/94     11/30/93       11/30/92*
 OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 10.38      $ 10.82      $ 10.23      $ 10.00
Net investment income                                  0.26         0.14         0.23         0.01
 Net realized and unrealized gain/(loss) on
 investments                                           2.21       ( 0.43)        0.59         0.22 #
Net increase/(decrease) in net asset value from
 operations                                            2.47       ( 0.29)        0.82         0.23
 DISTRIBUTIONS:
Dividends from net investment income                 ( 0.22)      ( 0.15)      ( 0.23)         --
Distributions from net realized capital gains        ( 0.02)         --            --          --
 Total dividends and distributions                   ( 0.24)      ( 0.15)      ( 0.23)         --
Net asset value, end of period                       $ 12.61      $ 10.38      $ 10.82      $ 10.23
 TOTAL RETURN++                                       24.03%      ( 2.72)%       8.06%        2.30%+++
==================================================== =======      =======      =======      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  992       $  951       $1,196       $  156
 Ratio of operating expenses to average net assets     1.99%        1.98%        1.90%        1.30%+
Ratio of net investment income to average net
 assets                                                2.25%        1.31%        1.82%        2.85%+
 Portfolio turnover rate                                174%        156%           50%         79%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.99%        1.99%        1.97%        2.05%+

                           * Nations Balanced Assets Fund Investor C Shares commenced operations on October 2, 1992.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
                           (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                           (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

Terms used in this prospectus

Asset-backed security - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

BARRA Index (1) - an index of approximately 340 common stocks from the S&P 500 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 500.

BARRA SmallCap Index (1) - an index of approximately 375 common stocks from the S&P 600 that have low price-to-book ratios. These stocks generally tend to have higher yields and less volatility than other stocks included in the S&P 600.

Capital gain (capital loss) - the difference between the purchase price of a security and its selling price. You realize a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

Common stock - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security -- a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

Debt security - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Equity security - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security issued by a foreign government or corporation.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

Investment grade - a debt security that has been given a medium to high credit rating (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

Mortgage-backed security - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index, an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

Municipal debt security - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

S&P 500 (1) - Standard & Poor's 500 Composite Stock Price Index, an index of 500 common stocks chosen by S&P on a statistical basis.

S&P 600 (1) - Standard & Poor's SmallCap 600 Index, is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligation - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

(1) S&P and BARRA have not reviewed any stock included in the S&P 500, S&P 600, BARRA Index or BARRA SmallCap Index for its investment merit. S&P and BARRA determine and calculate their indexes independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indexes to track stock market performance. S&P and BARRA make no guarantees about the indexes, any data included in them and the suitability of the indexes or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of the McGraw-Hill Companies, Inc.

(logo)

Where to find more information

You'll find more information about the Equity Funds and Balanced Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents by contacting Nations Funds:

By telephone: 1-800-321-7854

By mail:
Nations Funds

c/o Stephens Inc.
One Bank of America Plaza
33rd Floor
Charlotte, NC  28255

On the Internet: www.nationsbank.com/nationsfund

If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-6009
1-800-SEC-0330
http://www.sec.gov

SEC file numbers:
Nations Fund Trust,  811-04305

Municipal Bond Funds
Prospectus  --  Investor A, B and C Shares

                                                                  August 1, 1999

Municipal Bond Funds
Nations Short-Term Municipal Income Fund
Nations Intermediate Municipal Bond Fund
Nations Municipal Income Fund

                                                         The Securities and
                                                        Exchange Commission
                                                     (SEC) has not approved or
                                                         disapproved these
                                                      securities or determined
                                                       if this prospectus is
                                                     truthful or complete. Any
                                                       representation to the
                                                       contrary is a criminal
                                                              offense.

                                                      ------------------------
                                                               NOT FDIC
                                                               INSURED
                                                      ------------------------
                                                            May Lose Value
                                                      ------------------------
                                                          No Bank Guarantee
                                                      ------------------------

                                                                NATIONS
                                                                  FUNDS
                                                  Investments For A Lifetime(SM)

About this prospectus
--------------------------------------------------------------------------------

                Terms used in this prospectus

                In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.


                You'll find Terms used in
                this prospectus on page 0.


                For more information

                You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes detailed information about each Fund's investments, policies, performance and management, among other things. The SAI is legally considered to be part of this prospectus because it's incorporated by reference. Turn to the back cover to find out how you can get a copy of the SAI.


 This booklet, which is called a prospectus, tells you about some of the Nations Funds municipal bond funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

 These Funds focus on the potential to earn income that is generally free from federal income tax by investing primarily in municipal securities. Municipal securities also have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall, so there's a risk that you'll lose money, or you may not earn as much as you expect.

 This makes these Funds best suited for investors who want to reduce taxes on their investment income, or are planning to invest their money for at least two years. These Funds may not be suitable for investors who are not prepared to accept or are unable to bear the risks associated with fixed income securities, or who have short-term investment goals.

 All of the Nations Funds municipal bond funds are managed to emphasize income potential balanced with the potential for price appreciation. All of the Funds invest in investment grade securities. The main difference between the Funds is their duration -- a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. Funds with longer durations generally have the potential to earn more income than funds that invest in shorter term securities, but they also have more risk because their prices tend to change more when interest rates change.

 The table below is designed to help you understand the differences among the Funds and their relative income and risk potential -- you should not use it to compare these Funds with other mutual funds or other kinds of investments. A Fund's income and risk potential can change over time.

                                                    Income        Risk
                                 Duration         potential     potential
  Nations Short-Term
  Municipal Income Fund     1.25 to 2.75 yrs         low           low
  Nations Intermediate
  Municipal Bond Fund          3 to 6 yrs          moderate     moderate
  Nations Municipal
  Income Fund                  6 to 9 yrs            high         high

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 0.

 If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

                                                                NATIONS
                                                                  FUNDS
                                                  Investments For A Lifetime(SM)

What's inside
--------------------------------------------------------------------------------

                Banc of America Advisors, Inc.

                Banc of America Advisors, Inc. (BAAI) is the investment adviser to each of the Funds. BAAI is responsible for the overall management and supervision of the investment management of each Fund. BAAI and Nations Funds have engaged a sub-adviser -- TradeStreet Investment Associates, Inc. (TradeStreet), which is responsible for the day-to-day investment decisions for each of the Funds.


                You'll find more about
                BAAI and TradeStreet
                starting on page 0.

                The municipal bond funds provide monthly income that is generally free from federal tax by investing primarily in municipal securities.


[GRAPHIC]       About the funds

Municipal Bond Funds
Nations Short-Term Municipal Income Fund                          4
Sub-adviser: TradeStreet Investment Associates, Inc.
-----------------------------------------------------------------------
Nations Intermediate Municipal Bond Fund                          8
Sub-adviser: TradeStreet Investment Associates, Inc.
-----------------------------------------------------------------------
Nations Municipal Income Fund                                    12
Sub-adviser: TradeStreet Investment Associates, Inc.
-----------------------------------------------------------------------
Other important information                                      16
-----------------------------------------------------------------------
How the Funds are managed                                        17

[GRAPHIC]    About your investment

Information for investors
  Choosing a share class                                         19
  Buying, selling and exchanging shares                          29
  How selling agents are paid                                    38
  Distributions and taxes                                        40
-----------------------------------------------------------------------
Financial highlights                                             42
-----------------------------------------------------------------------
Terms used in this prospectus                                    48
-----------------------------------------------------------------------
Where to find more information                           back cover

About the municipal bond funds
--------------------------------------------------------------------------------

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.


                You'll find more about
                TradeStreet on page 0.


                Lowest risk, lowest income potential

                This Fund has the lowest risk of the Nations Funds municipal bond funds because it has a duration of less than three years. This means the Fund's value tends to change less when interest rates change, but it could also earn less income than funds with longer durations.

 Nations Short-Term Municipal Income Fund


[GRAPHIC]       Investment objective

        This Fund seeks high current income exempt from federal income tax consistent with minimal fluctuation of principal.



[GRAPHIC]       Principal investment strategies

        This Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

 The Fund may invest up to 20% of its assets in:

      o short-term debt securities that are taxable

      o debt securities issued by certain trusts, partnerships or other special purpose issuers

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's average dollar-weighted maturity will normally be less than three years, and its duration will be between 1.25 and 2.75 years.

 When selecting individual investments, the portfolio management team looks at a security's potential to generate both income and price appreciation. The portfolio management team:

    o allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

    o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

    The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

    o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

    o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

                 You'll find more about
                 other risks of investing in
                 this Fund on page 00 and
                 in the SAI.



[GRAPHIC]        Risks and other things to consider

        Nations Short-Term Municipal Income Fund has the following general risks:

         o Investment strategy risk - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

         o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

         o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

         o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should not affect the amount of income they pay.

         o Tax considerations - Most of the dividends distributed by the Fund come from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.



[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

                The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.


                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.


                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)


        (Bar chart appears here. See the table below for plot points.)

        1900       1900      1900      1900      1900      1900      1900
        00%        00%       00%       00%       00%       00%       00%


        Best and worst quarterly returns during this period:

        Best: 0 quarter 1900:            00%
        Worst: 0 quarter 1900:           00%

        Average annual total return as of December 31, 1998


                                              1 year      5 years     10 years
        Investor A Shares                      0.00%        0.00%       0.00%
        Investor B Shares                      0.00%        0.00%       0.00%
        Investor C Shares                      0.00%        0.00%       0.00%
        Lehman 3-Year Municipal Bond Index     0.00%        0.00%       0.00%

        The Lehman 3-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.


[GRAPHIC]       What it costs to invest in the Fund

                                                                         Investor A     Investor B     Investor C
        Fees you pay directly                                              Shares         Shares         Shares
        Maximum sales charge (load)
        when you buy your shares                                           1.00%          none           none
        Maximum deferred sales charge (load)
        when you sell your shares                                          none(1)        none          1.00%(2)
        Redemption fee, as a percentage
        of the amount sold                                                 none(3)        none           none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                    0.50%          0.50%           0.50  %
        Distribution (12b-1) and service fees                              0.25%          1.00%           1.00  %
        Other expenses                                                     0.27%          0.27%           0.27  %
        Total annual fund operating expenses                               1.02%          1.77%           1.77  %
        Fee waivers and/or reimbursements                                  0.00%          0.00%           0.00  %
        Total net expenses(4)                                              0.00%          0.00%           0.00  %

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


      (2)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

      (3)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

      (4)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        This example assumes:

         o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

         o your investment has a 5% return each year

         o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor A Shares     $000       $000        $000        $000
  Investor B Shares     $000       $000        $000        $000
  Investor C Shares     $000       $000        $000        $000

        If you bought Investor B Shares and didn't sell them, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor B Shares     $000       $000        $000        $000

About the municipal bond funds
--------------------------------------------------------------------------------

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.


                You'll find more about
                TradeStreet on page 0.


                Moderate risk, moderate income potential

                This Fund has moderate risk compared with the other Nations Funds municipal bond funds because it has a duration of between three and six years.

                Its value will change more when interest rates change than the value of Nations Short-Term Municipal Income Fund, but it could also earn more income.

                Its value will change less when interest rates change than the value of Nations Municipal Income Fund, but it also could earn less income.

 Nations Intermediate Municipal Income Fund


[GRAPHIC]        Investment objective

        This Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

[GRAPHIC]        Principal investment strategies

        This Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

 The Fund may invest up to 20% of its assets in:

         o short-term debt securities that are taxable

         o debt securities issued by certain trusts, partnerships or other special purpose issuers

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's average dollar-weighted maturity will normally be between three and 10 years, and its duration will be between three and six years.

 When selecting individual investments, the portfolio management team looks at a security's potential to generate both income and price appreciation. The portfolio management team:

         o allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

         o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

    The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

         o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

         o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

                 You'll find more about
                 other risks of investing in
                 this Fund on page 0 and
                 in the SAI.



[GRAPHIC]        Risks and other things to consider

        Nations Intermediate Municipal Income Fund has the following general risks:

         o Investment strategy risk - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

         o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

         o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

         o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should not affect the amount of income they pay.

         o Tax considerations - Most of the dividends distributed by the Fund come from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.


[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

                The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.


                There are two kinds of fees -- sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.

                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)


        (Bar chart appears here. See the table below for plot points.)

        1900       1900      1900      1900      1900      1900      1900
        00%        00%       00%       00%       00%       00%       00%


        Best and worst quarterly returns during this period:

        Best: 0 quarter 1900:              0%
        Worst: 0 quarter 1900:00           0%

        Average annual total return as of December 31, 1998

                                              1 year      5 years     10 years
        Investor A Shares                      0.00%        0.00%       0.00%
        Investor B Shares                      0.00%        0.00%       0.00%
        Investor C Shares                      0.00%        0.00%       0.00%
        Lehman 7-Year Municipal Bond Index     0.00%        0.00%       0.00%

        The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.


[GRAPHIC]       What it costs to invest in the Fund

                                                                       Investor A     Investor B     Investor C
        Fees you pay directly                                            Shares         Shares         Shares
        Maximum sales charge (load)
        when you buy your shares                                        3.25%          none           none
        Maximum deferred sales charge (load)
        when you sell your shares                                       1.00%(1)       3.00%(2)       1.00%(3)
        Redemption fee, as a percentage
        of the amount sold                                              none(4)        none           none
        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                 0.50%          0.50%          0.50%
        Distribution (12b-1) and service fees                           0.25%          1.00%          1.00%
        Other expenses                                                  0.24%          0.24%          0.24%
        Total annual fund operating expenses                            0.99%          1.74%          1.74%
        Fee waivers and/or reimbursements                               0.00%          0.00%          0.00%
        Total net expenses(5)                                           0.00%          0.00%          0.00%

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

      (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 0 for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

      (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

         o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

         o your investment has a 5% return each year

         o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                             1 year     3 years     5 years     10 years
        Investor A Shares     $000       $000        $000        $000
        Investor B Shares     $000       $000        $000        $000
        Investor C Shares     $000       $000        $000        $000

        If you bought Investor B Shares and didn't sell them, your costs would be:

                             1 year     3 years     5 years     10 years
        Investor B Shares     $000       $000        $000        $000

About the municipal bond funds
--------------------------------------------------------------------------------

                About the sub-adviser

                TradeStreet is this Fund's sub-adviser. TradeStreet's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.


                You'll find more about
                TradeStreet on page 0.


                Highest risk, highest income potential

                This Fund has the highest risk of the Nations Funds municipal bond funds because it has a duration of between six and nine years. This means the Fund's value tends to change more when interest rates change, but it could also earn more income than funds with shorter durations.

 Nations Municipal Income Fund

[GRAPHIC]       Investment objective

        This Fund seeks high current income exempt from federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities.


[GRAPHIC]       Principal investment strategies

        This Fund normally invests at least 80% of its assets in investment grade municipal securities, which pay interest that is generally free from federal income tax.

 The Fund may invest up to 20% of its assets in:

         o short-term debt securities that are taxable

         o debt securities issued by certain trusts, partnerships or other special purpose issuers

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's average dollar-weighted maturity will normally be more than 8.5 years, and its duration will be between six and nine years.

 When selecting individual investments, the portfolio management team looks at a security's potential to generate both income and price appreciation. The portfolio management team:

         o allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

         o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

    The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

         o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

         o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

                 You'll find more about
                 other risks of investing
                 in this Fund on page 0 and
                 in the SAI.

[GRAPHIC]        Risks and other things to consider

        Nations Municipal Income Fund has the following general risks:

         o Investment strategy risk - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

         o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

         o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

         o Changing dividend levels - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should not affect the amount of income they pay.

         o Tax considerations - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.



[GRAPHIC]       A look at the Fund's performance

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A Fund's past performance is no guarantee of how it will perform in the future.

                The bar chart shows you the performance of the Fund's Investor A Shares. These returns do not reflect deductions of sales charges or account fees, and would be lower if they did. Returns for Investor B and Investor C Shares are different because they have their own expenses, pricing and sales charges.


                There are two kinds of fees --
                sales charges you pay directly, and ongoing fees and expenses that are deducted from the Fund's assets.


                Total net expenses are actual expenses paid by the Fund after deducting waivers and/or reimbursements.

        Year by year total return (%)


        (Bar chart appears here. See the table below for plot points.)

        1900       1900      1900      1900      1900      1900      1900
        00%        00%       00%       00%       00%       00%       00%

        Best and worst quarterly returns during this period:

        Best: 0 quarter 1900:            0%
        Worst: 0 quarter 1900:           0%

        Average annual total return as of December 31, 1998

                                          1 year      5 years     10 years
        Investor A Shares               0.00%        0.00%       0.00%
        Investor B Shares               0.00%        0.00%       0.00%
        Investor C Shares               0.00%        0.00%       0.00%
        Lehman Municipal Bond Index     0.00%        0.00%       0.00%

        The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.


[GRAPHIC]       What it costs to invest in the Fund

                                                                        Investor A     Investor B     Investor C
Fees you pay directly                                                     Shares         Shares         Shares
        Maximum sales charge (load)
        when you buy your shares                                          4.75%           none           none
        Maximum deferred sales charge
        (load) when you sell your shares                                  none(1)         5.00%(2)       1.00%(3)
        Redemption fee, as a percentage
        of the amount sold                                                none(4)         none           none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                   0.60%           0.60%          0.60%
        Distribution (12b-1) and service fees                             0.25%           1.00%          1.00%
        Other expenses                                                    0.24%           0.24%          0.24%
        Total annual fund operating expenses                              1.09%           1.84%          1.84%
        Fee waivers and/or reimbursements                                 0.00%           0.00%          0.00%
        Total net expenses(5)                                             0.00%           0.00%          0.00%

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

      (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 0 for details.

                This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

      (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

         o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

         o your investment has a 5% return each year

         o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                             1 year     3 years     5 years     10 years
        Investor A Shares     $000       $000        $000        $000
        Investor B Shares     $000       $000        $000        $000
        Investor C Shares     $000       $000        $000        $000

        If you bought Investor B Shares and didn't sell them, your costs would be:

                             1 year     3 years     5 years     10 years
        Investor B Shares     $000       $000        $000        $000

[GRAPHIC]         Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

         o Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America National Trust and Savings Association (Bank of America), the Federal Deposit Insurance Corporation or any other government agency. Your investment may lose money.

         o Affiliates of Bank of America are paid for the services they provide to the Funds.

         o Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

         o Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

         o Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

         o Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of capital gains to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. You'll find the portfolio turnover rate for each Fund in the Financial highlights.

         o Preparing for the year 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

          All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

          A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

                Banc of America Advisors, Inc.

                One Bank of America Plaza
                Charlotte, North Carolina 28255


[GRAPHIC]       How the Funds are managed


 Investment adviser
 BAAI is the investment adviser to the municipal bond funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive or reimburse any fees or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

 Annual investment advisory fee, as a % of average daily net assets

                                             Maximum
                                            advisory     Actual fee paid
                                               fee       last fiscal year
  Nations Short-Term Municipal Income Fund     0.00         0.00
  Nations Intermediate Municipal Bond Fund     0.00         0.00
  Nations Municipal Income Fund                0.00         0.00

                TradeStreet Investment
                Associates, Inc.

                One Bank of America Plaza
                Charlotte, North Carolina 28255


                Stephens Inc.

                111 Center Street
                Little Rock, Arkansas 72201


                First Data Investor
                Services Group, Inc.

                One Exchange Place
                Boston, Massachusetts 02109


 Investment sub-adviser
 Nations Funds and NBAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

 TradeStreet Investment Associates, Inc.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

 Currently managing more than [$70] billion, TradeStreet has more than 140 institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

 TradeStreet is the investment sub-adviser to the Funds. TradeStreet's Municipal Fixed Income Management Team is responsible for making the day-to-day investment decisions for each Fund.

 Other service providers
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.22% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------

                We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent means the company that employs your investment professional. Selling agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America, that have signed an agreement with us or Stephens.


                For more information
                about how to choose a
                share class, contact your
                investment professional or
                call us at 1.800.321.7854.



                For more information
                about distribution (12b-1)
                and shareholder servicing
                fees, see How selling agents
                are paid.


[GRAPHIC]       Choosing a share class

 Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares for each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees of the share classes.

                            Nations         Nations
                          Short-Term     Intermediate       Nations
                           Municipal       Municipal       Municipal
                            Income           Bond           Income
                             Fund            Fund            Fund
  Investor A Shares

  Maximum amount            no limit        no limit        no limit
  you can buy

  Maximum front-end           1.00%           3.25%           4.75%
  sales charge

  Maximum deferred            none(1)         none(1)         none(1)
  sales charge

  Redemption fee              none(2)         none            none

  Maximum annual              0.25%           0.25%           0.25%
  distribution (12b-1)      combined        combined        combined
  and shareholder             fee(3)           fee            fee
  servicing fees

  Conversion feature          none            none            none

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

(2)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

(3)This Fund pays this fee under a separate servicing plan.

  Investor B Shares

  Maximum amount                $250,000                $250,000                $250,000
  you can buy

  Maximum front-end               none                    none                    none
  sales charge

  Maximum deferred                none                    3.00%                   5.00%
  sales charge

  Redemption fee                  none                    none                    none

  Maximum annual           0.75% distribution      0.75% distribution      0.75% distribution
  distribution (12b-1)         (12b-1) fee         (12b-1) fee             (12b-1) fee
  and shareholder           0.25% service fee      0.25% service fee       0.25% service fee
  servicing fees

  Conversion feature               no                      yes                     yes

  Investor C Shares

  Maximum amount                no limit               no limit               no limit
  you can buy

  Maximum front-end               none                   none                   none
  sales charge

  Maximum deferred                1.00%                  1.00%                  1.00%
  sales charge

  Redemption fee                  none                   none                   none

  Maximum annual           0.75% distribution     0.75% distribution     0.75% distribution
  distribution (12b-1)     (12b-1) fee            (12b-1) fee            (12b-1) fee
  and shareholder          0.25% service fee      0.25% service fee      0.25% service fee
  servicing fees

  Conversion feature               no                     no                     no

 The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

 The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or CDSC that applies and when you're required to pay the charge.

 Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower distribution (12b-1) and shareholder servicing fees than Investor B and Investor C Shares, which means that Investor A Shares can be expected to earn relatively higher dividends per share.

 Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can accumulate distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Funds, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

                The offering price per share is the net asset value per share plus any sales charge that applies.


                The net asset value per share is the price calculated by a Fund for a share at the end of every business day.


[GRAPHIC]       About Investor A Shares

        There is no limit to the amount you can invest in Investor A Shares. You may pay a front-end sales charge when you buy your shares, or in some cases, a contingent deferred sales charge (CDSC) when you sell your shares.

        Front-end sales charge
        You'll pay a front-end sales charge when you buy Investor A Shares, unless:

         o you qualify for a reduction or waiver of the sales charge. You can find out if you qualify for a reduction or waiver in When you might not have to pay a sales charge.

         o you're reinvesting dividends or distributions

        The sales charge you'll pay depends on the Fund you're buying, and the amount you're investing -- the larger the investment, the smaller the sales charge.

   Nations Short-Term Municipal Income Fund
                                                           Amount retained
                     Sales charge       Sales charge      by selling agents
                     as a % of the     as a % of the        as a % of the
                    offering price    net asset value      offering price
Amount you bought      per share         per share            per share
$        0-$99,999       1.00%              1.01%               0.75%
$  100,000-$249,999      0.75%              0.76%               0.50%
$  250,000-$999,999      0.50%              0.50%               0.40%
$1,000,000 or more       0.00%              0.00%           minimum 1.00%(1)

   Nations Intermediate Municipal Bond Fund
                                                            Amount retained
                      Sales charge       Sales charge      by selling agents
                     as a % of the     as a % of the        as a % of the
                     offering price    net asset value      offering price
Amount you bought      per share         per share            per share
$        0-$99,999       3.25%              3.36%               3.00%
$  100,000-$249,999      2.50%              2.56%               2.25%
$  250,000-$499,999      2.00%              2.04%               1.75%
$  500,000-$999,999      1.50%              1.53%               1.25%
$1,000,000 or more       0.00%              0.00%            minimum 1.00%(1)

         Nations Municipal Income Fund
                                                           Amount retained
                      Sales charge       Sales charge     by selling agents
                      as a % of the     as a % of the       as a % of the
                     offering price    net asset value     offering price
Amount you bought      per share         per share           per share
$        0-$49,999       4.75%              4.99%               4.25%
$   50,000-$99,999       4.50%              4.71%               4.00%
$  100,000-$249,999      3.50%              3.63%               3.00%
$  250,000-$499,999      2.50%              2.56%               2.25%
$  500,000- $999,999     2.00%              2.04%               1.75%
$1,000,000 or more       0.00%              0.00%            minimum 1.00%(1)

      (1)1.00% on the first $3,000,000, plus 0.50% on the next $47,000,000, plus 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within two years from the time they were bought. Please see How selling agents are paid for more information.


        Contingent deferred sales charge
        You'll pay a CDSC if you buy $1,000,000 or more of Investor A Shares and sell them within two years of buying them.

        If you sell your shares                 You'll pay a CDSC of
        during the first year you own them      1.00%
        during the second year you own them     0.50%

        The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

        You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested dividends and distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        Redemption fee
        There are two situations when we'll charge a 1% redemption fee on the sale of Investor A Shares:

         o if you bought $1,000,000 or more Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them

         o if an employee benefit plan made its initial investment in Investor A Shares between July 31, 1997 and November 15, 1998 and sold those shares within 18 months of buying them because the plan sold all of its Nations Funds holdings.

        This fee is deducted from the amount sold and is paid to the Fund. The Fund can reduce or cancel the fee at any time.

[GRAPHIC]       About Investor B Shares

        You can buy up to $250,000 of Investor B Shares in total. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them. Investor B Shares are not available for Nations Short-Term Municipal Income Fund.

        Contingent deferred sales charge
        You'll pay a CDSC when you sell your Investor B Shares, unless:

         o you bought the shares on or after January 1, 1996 and before August 1, 1997

         o you received the shares from reinvested dividends and distributions

         o you qualify for a waiver of the sales charge. You can find out how to qualify for a waiver on page 00.

        The CDSC you pay depends on the Fund you bought, when you bought your shares, how much you bought in some cases, and how long you held them.

        Your selling agent receives a commission when you buy Investor B Shares. Please see How selling agents are paid for more information.

   Nations Intermediate Municipal Bond Fund
                                                       You'll pay a CDSC of
                                   -------------------------------------------------------------
                                                                             Shares
                                                   Shares you bought       you bought    Shares
                                      Shares            between           on or after     you
                                    you bought  8/1/1997 and 11/15/1998     1/1/1996     bought
If you sell your shares                after        in the following       and before    before
during the following year:          11/15/1998          amounts:            8/1/1997    1/1/1996
---------------------------------- ------------ ------------------------ ------------- ---------
                                                               $500,000-
                                                 $0-$499,999   $999,999
  the first year you own them         3.0%          3.0%         2.0%         zero        4.0%
  the second year you own them        3.0%          2.0%         1.0%         zero        3.0%
  the third year you own them         2.0%          1.0%         zero         zero        3.0%
  the fourth year you own them        1.0%          zero         zero         zero        2.0%
  the fifth year you own them         zero          zero         zero         zero        2.0%
  the sixth year you own them         zero          zero         zero         zero        1.0%
  after six years of owning them      zero          zero         zero         zero        zero

         Nations Municipal Income Fund
                                                             You'll pay a CDSC of
                                   -------------------------------------------------------------------------
                                                                                         Shares
                                                                                       you bought    Shares
                                      Shares                                          on or after     you
                                    you bought       Shares you bought between          1/1/1996     bought
If you sell your shares                after          8/1/1997 and 11/15/1998          and before    before
during the following year:          11/15/1998       in the following amounts:          8/1/1997    1/1/1996
---------------------------------- ------------ ------------------------------------ ------------- ---------
                                                               $250,000-   $500,000-
                                                 $0-$249,999    $499,999   $999,999
  the first year you own them         5.0%          4.0%         3.0%        2.0%         zero       5.0%
  the second year you own them        4.0%          3.0%         2.0%        1.0%         zero       4.0%
  the third year you own them         3.0%          3.0%         1.0%        zero         zero       3.0%
  the fourth year you own them        3.0%          2.0%         zero        zero         zero       2.0%
  the fifth year you own them         2.0%          1.0%         zero        zero         zero       2.0%
  the sixth year you own them         1.0%          zero         zero        zero         zero       1.0%
  after six years of owning them      zero          zero         zero        zero         zero       zero

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        About the conversion feature
        Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

     Nations Intermediate Municipal
     Bond Fund
                                            Will convert to Investor A Shares
        Investor B Shares you bought            after you've owned them for
        after November 15, 1998                       eight years
--------------------------------------------------------------------------------
        between August 1, 1997
        and November 15, 1998
         $0-$499,999                                   six years
         $500,000-$999,999                             five years
--------------------------------------------------------------------------------
        before August 1, 1997                          six years
--------------------------------------------------------------------------------
        Nations Municipal Income Fund
                                           Will convert to Investor A Shares
        Investor B Shares you bought          after you've owned them for
--------------------------------------------------------------------------------
        after November 15, 1998                       eight years
--------------------------------------------------------------------------------
        between August 1, 1997
        and November 15, 1998
         $0-$249,999                                   nine years
         $0-$499,999                                   six years
         $500,000-$999,999                             five years
--------------------------------------------------------------------------------
        before August 1, 1997                         eight years
--------------------------------------------------------------------------------

        The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

        Here's how the conversion works:

         o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

         o Shares are converted at the end of the month in which they become eligible for conversion.

         o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

         o Any Investor B Shares you received from reinvested dividends or distributions will convert to Investor A Shares at the same time the original purchase is converted.

         o If you exchange Investor B Shares of Funds other than money market funds, the conversion date is based on the trade date of your original purchase.

[GRAPHIC]        About Investor C Shares

        There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

        Contingent deferred sales charge
        You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

         o you received the shares from reinvested dividends or distributions

         o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 00.

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        Your selling agent receives a commission when you buy Investor C Shares. Please see How selling agents are paid for more information.

                Please contact your investment professional for more information about reductions and waivers of sales charges.

                You should tell your investment professional that you may qualify for a reduction or a waiver at the time you make the transaction.

                We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.


        When you might not have to pay a sales charge

        Front-end sales charges
        (Investor A Shares)

        There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

        o Combine purchases you've already made
          Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own (except money market funds and index funds) with Investor A Shares you've recently bought to calculate the sales charge. You'll pay a sales charge on the current net asset value or the original purchase cost, whichever is higher.

        o Combine purchases you plan to make
          By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

         o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

         o Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

         o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

         o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

         o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

        o Combine purchases with family members
          You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Purchases of money market funds don't qualify.

        The following people can buy Investor A Shares without paying a front-end sales charge:

         o full-time employees and retired employees of BankAmerica Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

         o accounts opened by a bank, trust company or thrift institution, acting as a fiduciary 26

         o individuals receiving a distribution from a NationsBank trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested through a trust account established with another trustee and invested in the Funds within 90 days. Investors who transfer their proceeds to a fiduciary account may continue to buy shares in the Funds without paying a front-end sales charge.

         o Nations Funds' Trustees, Directors and employees of its investment sub-advisers

         o registered broker/dealers that have entered into a Nations Fund dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

         o registered personnel and employees of these broker/dealers may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of their employer as long as these purchases are made for their own investment purposes

         o employees or partners of any service provider to the Funds

         o investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts

        You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

        Contingent deferred sales charges
        (Investor A, Investor B and Investor C Shares)

        You won't pay a CDSC on the following transactions:

         o shares sold following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the tax code)) of a shareholder, including a registered joint owner

         o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

         o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

         o shares sold because Nations Funds combine with another registered company through a merger, acquisition of assets or other transaction

         o withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000.

        We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America and its affiliates, or by current or former trustee or director of the Nations Funds or other management companies managed by Bank of America.

        You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

                If you don't have an investment professional, call us at
                1.800.321.7854. We'll be pleased to recommend investment professionals in your area.


                Your selling agent may have different limits, charge other fees, or have different policies for buying, selling and exchanging shares than those described in this prospectus.


[GRAPHIC]       Buying, selling and exchanging shares

 You can invest in the Funds through your selling agent or directly from Nations Funds.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1.800.321.7854.

 The table below summarizes some key information about buying, selling and exchanging shares. These are described in more detail on the following pages. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

 Please contact your investment professional or selling agent, or call us at
 1.800.321.7854 if you have any questions about how to place an order or set up one of our automatic plans.

                          Ways to
                        buy, sell or            How much you can buy,
                          exchange                 sell or exchange                           Other things to know
                     ----------------- --------------------------------------- -------------------------------------------------
 Buying shares       In a lump sum     minimum initial investment:             There is no limit to the amount you can invest
                                       o $1,000 for regular accounts           in Investor A and C Shares. You can invest up to
                                       o $250 for certain fee-based accounts   $250,000 in Investor B Shares in total.
                                       minimum additional investment:
                                       o $100 for all accounts                 Investor B Shares are not available for Nations
                                                                               Short-Term Municipal Income Fund.
---------------------------------------------------------------------------------------------------------------------------------
                     Using our          minimum initial investment:            You can buy shares monthly, twice a month or
                     Systematic         o $100                                 quarterly, using automatic transfers from your
                     Investment Plan    minimum additional investment:         bank account.
                                        o $50
---------------------------------------------------------------------------------------------------------------------------------
 Selling shares      In a lump sum     o you can sell up to $50,000 of your    We'll deduct any CDSC from the amount you're
                                         shares by telephone, otherwise there  selling and send you or your selling agent the
                                         are no limits to the amount you can   balance, usually within three business days of
                                         sell                                  receiving your order.
                                       o other restrictions may apply to
                                         withdrawals from retirement plan
                                         accounts
---------------------------------------------------------------------------------------------------------------------------------
                     Using our         o minimum $25 per withdrawal            Your account balance must be at least $10,000
                     Automatic                                                 to set up the plan. You can make withdrawals
                     Withdrawal Plan                                           monthly, twice a month or quarterly. We'll send
                                                                               your money by check or deposit it directly to
                                                                               your bank account. No CDSC is deducted if you
                                                                               withdraw 12% or less of the value of your
                                                                               shares in a class.
---------------------------------------------------------------------------------------------------------------------------------
 Exchanging shares   In a lump sum     o minimum $1,000 per exchange           Investor A Shares:
                                                                               o You can exchange Investor A Shares of a
                                                                                 Fund for Investor A Shares of all other
                                                                                 Nations Funds, except index funds. You
                                                                                 generally won't pay a front-end sales charge
                                                                                 on the shares you're buying, or a CDSC or
                                                                                 redemption fee on the shares you're selling.
                                                                               Investor B Shares:
                                                                               o You can exchange Investor B Shares of a
                                                                                 Fund for Investor B Shares of all other
                                                                                 Nations Funds, or for Investor C Shares of
                                                                                 money market funds. You won't pay a CDSC
                                                                                 on the shares you're selling.
                                                                               Investor C Shares:
                                                                               o You can exchange Investor C Shares of a
                                                                                 Fund, except money market funds, for
                                                                                 Investor C Shares of all other Nations Funds,
                                                                                 except money market funds or index funds,
                                                                                 or for Daily Shares of money market funds.
                                                                                 You won't pay a CDSC on the shares you're
                                                                                 selling.
---------------------------------------------------------------------------------------------------------------------------------
                     Using our         o minimum $25 per exchange              o Not available for Investor B Shares.
                     Automatic                                                 o You must already have an investment in the
                     Exchange                                                    Funds you want to buy and sell. You can
                     Feature                                                     make exchanges monthly or quarterly.
---------------------------------------------------------------------------------------------------------------------------------

                A business day is any day that the New York Stock Exchange
                (NYSE) is open. A business day ends at the close of regular trading on the New York Stock Exchange (NYSE), usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.


                The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

 How shares are priced
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Valuing securities in a Fund
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order. If this happens, we'll return any money we've received to your selling agent.

 Telephone orders
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

     Here's how telephone orders work:

         o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

         o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

         o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

         o Telephone orders may be difficult to complete during periods of significant economic or market change.

                The offering price per share is the net asset value per share plus any sales charge that applies.


                The net asset value per share is the price calculated for a Fund at the end of every business day.


[GRAPHIC]       Buying shares

        Here are some general rules for buying shares:

         o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at the net asset value per share.

         o If we don't receive your money within three business days of receiving your order, we'll refuse the order and notify your selling agent.

         o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

         o Shares you buy are recorded on the books of the Fund. We don't issue certificates unless you ask for them in writing, and we don't issue certificates for fractions of shares.

     Minimum initial investment
        The minimum initial amount you can buy is usually $1,000.

        If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

         o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

         o $100 for Systematic Investment Plans

     Minimum additional investment
     You can make additional purchases of as little as $100, or $50 if you use our Systematic Investment Plan.

 Systematic Investment Plan
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

         o You can buy shares twice a month, monthly or quarterly.

         o You can choose to have us transfer your money on or about the 15th or the last day of the month.

         o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 00, 1997. For details, please contact your investment professional.

                 For more information
                 about telephone orders,
                 see page 00.



[GRAPHIC]        Selling shares

        Here are some general rules for selling shares:

         o We'll deduct any CDSC from the amount you're selling and send you the balance.

         o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you within three business days after Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

         o If you're selling your shares directly through us, we'll send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

         o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.

         o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

         o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares, or delay payment of the sale proceeds for up to seven days.

        We may sell your shares:

         o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this

         o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

         o under certain other circumstances allowed under the 1940 Act.

                You should make sure you
                understand the investment
                objectives and policies of the
                Fund you're exchanging into.
                Please read its prospectus
                carefully.

 Automatic Withdrawal Plan
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

         o Your account balance must be at least $10,000 to set up the plan.

         o If you set up the plan after you've opened your account, your signature must be guaranteed.

         o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

         o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

         o We'll send you a check or deposit the money directly to your bank account.

         o You can cancel the plan by giving your selling agent or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your Fund is earning, you'll eventually use up your original investment.


[GRAPHIC]       Exchanging shares

         You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

        Here's how exchanges work:

         o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

         o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         o You may only make an exchange into a Fund that is legally sold in your state of residence.

         o You generally may only make an exchange into a Fund that is accepting investments.

         o We may limit the number of exchanges you can make within a specified period of time.

         o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

         o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.

     Exchanging Investor A Shares
        You can exchange Investor A Shares of a Fund for Investor A Shares of all other Nations Funds, except index funds.

        Here are some rules for exchanging Investor A Shares:

         o You won't pay a front-end sales charge on the shares of the Fund you're buying if:

           o you're selling shares of a Fund other than a money market fund, and

           o the maximum sales charge that applies to the shares you're buying is equal to or less than:

             o the sales charge you paid on the shares of the Fund you're selling, plus

             o any sales charge you paid on Investor A Shares of any other Fund that you previously exchanged to buy those shares. You must tell First Data, Stephens or their agents about the previous exchange.

         o You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

         o You won't pay a redemption fee on the shares you're selling. Any redemption fee will be deducted later on when you sell the shares you received from the exchange. The fee will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received shares of a money market fund. In that case, the fee will only be based on the period from when you bought the original shares until you sold them. Any redemption fee will be paid to the original Fund.

         o If you received Investor A Shares of Nations Short-Term Municipal Fund directly or indirectly from an exchange of Investor B Shares of another Fund, you can exchange these shares for:

           o Investor B Shares of all Nations Funds, except money market funds, or

           o Investor C Shares of a money market fund

          A CDSC will apply to the shares you buy, and to any Investor C Shares you buy through an exchange of these shares. The CDSC will be based on the period from when you bought your original Investor B Shares until you sell the shares you received through the exchange, unless you buy Investor C Shares of a money market fund. In that case, the CDSC will only be based on the period you held the Investor B Shares.

        Exchanging Investor B Shares
        You can exchange Investor B Shares of a Fund for Investor B Shares of all other Nations Funds, or for Investor C Shares of money market funds.

        You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received Investor C Shares of a money market fund. In that case, the CDSC will only be based on the period from when you bought the original shares until you sold them.

        Exchanging Investor C Shares
        You can exchange Investor C Shares of a Fund, except money market funds, for:

         o Investor C Shares of all other Nations Funds, except money market funds or index funds

         o Daily Shares of money market funds

        You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received Daily Shares of a money market fund. In that case, the CDSC will only be based on the period from when you bought the original shares until you sold them.

        You'll pay a CDSC when you sell your shares within 30 days of receiving them from an exchange. [Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption.]

 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.


 Here's how automatic exchanges work:

         o Send your request to First Data in writing or call [First Data's telephone number].

         o You must already have an investment in the Funds you want to buy and sell.

         o You can choose to have us transfer your money on or about the 15th or the last day of the month.

         o The rules for making exchanges apply to automatic exchanges.

                The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.


                Your selling agent may charge other fees related to services provided to your account.


[GRAPHIC]       How selling agents are paid

 Your selling agent usually receives compensation when you invest in the Funds. The kind and amount of the compensation depends on the share class in which you invest.

 Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 Commissions
 Your selling agent may receive a commission when you buy a Fund. The amount of the commission depends on the share class in which you invest:

         o up to [0.00% of the offering price per share] of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares.

         o up to [0.00% of the net asset value per share] of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

         o up to [0.00% of the net asset value per share] of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

 Distribution (12b-1) and shareholder servicing fees
 Selling agents may receive annual distribution (12b-1) and shareholder servicing fees for selling shares and providing services to investors.

 The amount of the fee depends on the class of shares you own:

                                 Maximum annual distribution (12b-1)
                                    and shareholder servicing fees
                             (as an annual % of average daily net assets)
--------------------------------------------------------------------------------
 Investor A Shares     0.25% combined distribution (12b-1) and servicing fee(1)
--------------------------------------------------------------------------------
 Investor B Shares     0.75% distribution (12b-1) fee , 0.25% servicing fee
--------------------------------------------------------------------------------
 Investor C Shares     0.75% distribution (12b-1) fee, 0.25% servicing fee
--------------------------------------------------------------------------------

(1)Nations Short-Term Municipal Income Fund pays this fee under a separate servicing plan.

 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment, and may cost you more than any sales charges you may pay.

 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We and Stephens may reduce or discontinue payments at any time.

     Other compensation
     Selling agents may also receive:

        o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period

        o additional amounts on all sales of shares:

          o up to 1.00% of the offering price per share of Investor A Shares

          o up to 4.00% of the net asset value per share of Investor B Shares

          o up to 0.75% of the net asset value per share of Investor C Shares

        o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving [Banc of America Investments, Inc.,] an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

 Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the 12b-1 plan or when a CDSC is deducted. Stephens may cancel any compensation program at any time.

 BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

                The power of compounding

                You can choose to reinvest your distributions in additional shares of the same Fund and class.

                Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

                Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment.


[GRAPHIC]       Distributions and taxes

     About distributions
     A mutual fund can make money two ways:

         o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

         o A fund can also have capital gains if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

 The Funds declare distributions of net investment income daily and pay them monthly.

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the trade date of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

                This information is a summary of
                how federal income taxes may
                affect your investment in the
                Funds. It is not intended as a
                substitute for careful tax
                planning. You should consult
                with your own tax advisor about
                your situation, including any
                foreign, state and local taxes that
                may apply.


                For more information about
                taxes, please see the SAI.


 How taxes affect your investment
 Distributions that come from a Fund's tax-exempt interest income are generally free from federal income tax, but may be subject to state or local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

 Any distributions that come from taxable income or realized capital gains are generally subject to tax. Distributions that come from net investment income and any net short-term capital gain (generally the excess of net short-term capital gain over net long-term capital loss) generally are taxable to you as ordinary income. Distributions that come from net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates. Corporate shareholders will not be able to deduct any distributions from a Fund when determining their taxable income.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 Withholding tax
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

         o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

         o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

         o the IRS informs us that you're otherwise subject to backup withholding.

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

 Taxation of redemptions and exchanges
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

 [GRAPHIC]        Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

Nations Short-Term Municipal
Income Fund                For a Share outstanding throughout each period


                                                    Year ended       Year ended
Investor A Shares                                    03/31/98         03/31/97
 Operating performance:
Net asset value, beginning of period                 $  9.95          $ 9.98
Net investment income                                  0.40            0.42
 Net realized and unrealized gain/(loss) on
 investments                                           0.10           (0.03)
Net increase in net asset value from operations        0.50            0.39
 Distributions:
Dividends from net investment income                 ( 0.40)          (0.42)
Distributions from net realized capital gains           --               --
 Total dividends and distributions                   ( 0.40)          (0.42)
Net asset value, end of period                       $ 10.05          $ 9.95
 Total return++                                        5.12%           3.96%
===============================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $23,580          $8,417
 Ratio of operating expenses to average net assets     0.60%(a)        0.60%(a)
Ratio of net investment income to average net
 assets                                                3.97%           4.16%
 Portfolio turnover rate                                94%              80%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         0.97%           1.04%

                                                  Period ended       Year ended       Year ended     Period ended
Investor A Shares                                  03/31/96(b)        11/30/95         11/30/94       11/30/93*
 Operating performance:
Net asset value, beginning of period                 $ 10.03            $  9.69          $ 9.96           $ 9.98
Net investment income                                  0.14               0.42            0.36             0.03
 Net realized and unrealized gain/(loss) on
 investments                                         ( 0.05)              0.34           (0.27)           (0.02)
Net increase in net asset value from operations        0.09               0.76            0.09             0.01
 Distributions:
Dividends from net investment income                 ( 0.14)            ( 0.42)          (0.36)           (0.03)
Distributions from net realized capital gains           --                 --            (0.00)#             --
 Total dividends and distributions                   ( 0.14)            ( 0.42)          (0.36)           (0.03)
Net asset value, end of period                       $  9.98            $ 10.03          $ 9.69           $ 9.96
 Total return++                                        0.90%              7.95%           0.90%            0.06%
=====================================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $4,599             $3,741           $  217           $  731
 Ratio of operating expenses to average net assets     0.60%+(a)          0.65%(a)        0.52%(a)         0.24%+
Ratio of net investment income to average net
 assets                                                4.17%+             4.18%           3.65%            3.01%+
 Portfolio turnover rate                                16%                82%              57%              45%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.06%+             1.13%           0.99%            1.19%+

                           * Nations Short-Term Municipal Income Fund Investor A Shares commenced operations on November 2, 1993. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount represents less than $0.01 per share.
                           (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Short-Term Municipal
Income Fund                For a Share outstanding throughout each period

                                                    Year ended       Year ended
Investor B Shares                                    03/31/98         03/31/97
 Operating performance:
Net asset value, beginning of period                 $  9.95          $ 9.98
Net investment income                                  0.39            0.40
 Net realized and unrealized gain/(loss) on
 investments                                           0.10           (0.03)
Net increase/(decrease) in net asset value from
 operations                                            0.49            0.37
 Distributions:
Dividends from net investment income                 ( 0.39)          (0.40)
Distributions from net realized capital gains           --               --
 Total dividends and distributions                   ( 0.39)          (0.40)
Net asset value, end of period                       $ 10.05          $ 9.95
 Total return++                                        4.96%           3.78%
==============================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $13,753          $10,655
 Ratio of operating expenses to average net assets     0.75%(a)        0.75%(a)
Ratio of net investment income to average net
 assets                                                3.82%           4.01%
 Portfolio turnover rate                                94%              80%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimburements.         1.12%           1.19%


                                                   Period ended       Year ended       Year ended     Period ended
Investor B Shares                                   03/31/96(b)        11/30/95         11/30/94       11/30/93*
 Operating performance:
Net asset value, beginning of period                 $ 10.03            $  9.69          $ 9.96           $ 10.00
Net investment income                                  0.13               0.40            0.34              0.04
 Net realized and unrealized gain/(loss) on
 investments                                         ( 0.05)              0.34           (0.27)           ( 0.04)
Net increase/(decrease) in net asset value from
 operations                                            0.08               0.74            0.07              0.00
 Distributions:
Dividends from net investment income                 ( 0.13)            ( 0.40)          (0.34)           ( 0.04)
Distributions from net realized capital gains           --                 --            (0.00)#             --
 Total dividends and distributions                   ( 0.13)            ( 0.40)          (0.34)           ( 0.04)
Net asset value, end of period                       $  9.98            $ 10.03          $ 9.69           $  9.96
 Total return++                                        0.84%              7.78%           0.73%           ( 0.02)%
========================================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $13,859            $9,803           $13,421          $5,863
 Ratio of operating expenses to average net assets     0.75%+(a)          0.80%(a)        0.69%(a)          0.44%+
Ratio of net investment income to average net
 assets                                                4.02%+             4.03%           3.48%             2.81%+
 Portfolio turnover rate                                16%                82%              57%              45%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimburements.         1.21%+             1.28%           1.15%             1.39%+

                           * Nations Short-Term Municipal Income Fund Investor B Shares commenced operations on October 12, 1993. + Annualized.
                           ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount represents less than $0.01 per share.
                           (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Short-Term Municipal
Income Fund                For a Share outstanding throughout each period


                                                    Year ended       Year ended
Investor C Shares                                    03/31/98         03/31/97
 Operating performance:
Net asset value, beginning of period                 $  9.95          $ 9.98
Net investment income                                  0.39            0.40
 Net realized and unrealized gain/(loss) on
 investments                                           0.10           (0.03)
Net increase in net asset value from operations        0.49            0.37
 Distributions:
Dividends from net investment income                 ( 0.39)          (0.40)
Distributions from net realized capital gains           --               --
 Total dividends and distributions                   ( 0.39)          (0.40)
Net asset value, end of period                       $ 10.05          $ 9.95
 Total return++                                        4.99%           3.79%
==============================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $1,388           $1,080
 Ratio of operating expenses to average net assets     0.75%(a)        0.75%(a)
Ratio of net investment income to average net
 assets                                                3.82%           4.01%
 Portfolio turnover rate                                94%              80%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.12%           1.19%



                                                  Period ended       Year ended       Period ended
Investor C Shares                                  03/31/96(b)        11/30/95          11/30/94*
 Operating performance:
Net asset value, beginning of period                 $ 10.03            $  9.69          $ 9.84
Net investment income                                  0.14               0.42            0.19
 Net realized and unrealized gain/(loss) on
 investments                                         ( 0.05)              0.34           (0.15)
Net increase in net asset value from operations        0.09               0.76            0.04
 Distributions:
Dividends from net investment income                 ( 0.14)            ( 0.42)          (0.19)
Distributions from net realized capital gains           --                 --            (0.00)#
 Total dividends and distributions                   ( 0.14)            ( 0.42)          (0.19)
Net asset value, end of period                       $  9.98            $ 10.03          $ 9.69
 Total return++                                        0.85%              7.95%           0.45%
========================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $2,672             $1,953           $  323
 Ratio of operating expenses to average net assets     0.72%+(a)          0.70%(a)        0.59%+(a)
Ratio of net investment income to average net
 assets                                                4.06%+             4.13%           3.58%+
 Portfolio turnover rate                                16%                82%              57%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.18%+             1.18%           1.05%+

                           * Nations Short-Term Municipal Income Fund Investor C Shares commenced operations on May 19, 1994.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount represents less than $0.01 per share.
                           (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Intermediate Municipal
Bond Fund                  For a Share outstanding throughout each period


                                                   Year ended        Year ended
Investor A Shares                                  03/31/98          03/31/97
Operating performance:
Net asset value, beginning of period                 $ 10.01           $ 10.03
Net investment income                                  0.46              0.46
 Net realized and unrealized gain/(loss) on
 investments                                           0.33            ( 0.02)
Net increase/(decrease) in net asset value from
 operations                                            0.79              0.44
 Distributions:
Dividends from net investment income                 ( 0.46)           ( 0.46)
Distributions from net realized capital gains        ( 0.04)              --
 Total dividends and distributions                   ( 0.50)           ( 0.46)
Net asset value, end of period                       $ 10.30           $ 10.01
 Total return++                                        7.99%             4.42%
=================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $6,487            $2,067
 Ratio of operating expenses to average net assets     0.70%(a)          0.70%(a)
Ratio of net investment income to average net
 assets                                                4.45%             4.54%
 Portfolio turnover rate                                47%               21%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         0.94%             1.01%



                                                  Period ended        Year ended        Year ended        Period ended
Investor A Shares                                  03/31/96(b)        11/30/95          11/30/94          11/30/93*
 Operating performance:
Net asset value, beginning of period                  $ 10.17            $  9.24           $ 10.11           $ 10.10
Net investment income                                   0.15               0.47              0.42              0.12
 Net realized and unrealized gain/(loss) on
 investments                                          ( 0.14)              0.93            ( 0.86)             0.01
Net increase/(decrease) in net asset value from
 operations                                             0.01               1.40            ( 0.44)             0.13
 Distributions:
Dividends from net investment income                  ( 0.15)            ( 0.47)           ( 0.42)#          ( 0.12)
Distributions from net realized capital gains             --                --             ( 0.01)               --
 Total dividends and distributions                    ( 0.15)            ( 0.47)           ( 0.43)           ( 0.12)
Net asset value, end of period                        $ 10.03            $ 10.17           $  9.24           $ 10.11
 Total return++                                         0.13%             15.38%           ( 4.48)%            1.28%
========================================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                  $ 1,500            $1,249            $  172            $    68
 Ratio of operating expenses to average net assets      0.70%+(a)          0.65%(a)          0.53%(a)          0.39%+
Ratio of net investment income to average net
 assets                                                 4.55%+             4.71%             4.41%             3.92%+
 Portfolio turnover rate                                   4%               31%               51%                23%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements          1.03%+             1.04%             1.06%             1.11%+

                           * Nations Intermediate Municipal Bond Fund Investor A Shares commenced operations on August 17, 1993.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount includes distributions in excess of net investment income, which were less than 0.01 per share.
                           (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Intermediate Municipal
Bond Fund                  For a Share outstanding throughout each period

                                                   Year ended       Year ended
Investor B Shares                                   03/31/98         03/31/97
 Operating performance:
Net asset value, beginning of period                 $ 10.01          $ 10.03
Net investment income                                  0.41             0.43
 Net realized and unrealized gain/(loss) on
 investments                                           0.33           ( 0.02)
Net increase/(decrease) in net asset value from
 operations                                            0.74             0.41
 Distributions:
 Dividends from net investment income                ( 0.41)          ( 0.43)
Distributions from net realized capital gains        ( 0.04)             --
 Total dividends and distributions                   ( 0.45)          ( 0.43)
Net asset value, end of period                       $ 10.30          $ 10.01
 Total return++                                        7.50%            4.12%
==============================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $2,023           $1,481
 Ratio of operating expenses to average net assets     1.20%(a)         1.00%(a)
Ratio of net investment income to average net
 assets                                                3.95%            4.24%
 Portfolio turnover rate                                47%              21%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.44%            1.31%



                                                   Period ended       Year ended       Period ended
Investor B Shares                                   03/31/96(b)        11/30/95          11/30/94*
 Operating performance:
Net asset value, beginning of period                 $ 10.17            $  9.24          $ 10.13
Net investment income                                  0.14               0.43             0.39
 Net realized and unrealized gain/(loss) on
 investments                                         ( 0.14)              0.93           ( 0.88)
Net increase/(decrease) in net asset value from
 operations                                            0.00               1.36           ( 0.49)
 Distributions:
 Dividends from net investment income                ( 0.14)            ( 0.43)          ( 0.39)#
Distributions from net realized capital gains           --                 --            ( 0.01)
 Total dividends and distributions                   ( 0.14)            ( 0.43)          ( 0.40)
Net asset value, end of period                       $ 10.03            $ 10.17          $  9.24
 Total return++                                        0.03%             15.02%          ( 5.00)%
====================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $1,623             $1,352           $  943
 Ratio of operating expenses to average net assets     1.00%+(a)          0.95%(a)         0.85%+(a)
Ratio of net investment income to average net
 assets                                                4.25%+             4.41%            4.09%+
 Portfolio turnover rate                                 4%                31%              51%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.33%+             1.34%            1.38%+

                           * Nations Intermediate Municipal Bond Fund Investor B Shares commenced operations on December 2, 1993. + Annualized.
                           ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
                           (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Intermediate Municipal
Bond Fund                  For a Share outstanding throughout each period

                                                    Year ended       Year ended
Investor C Shares                                    03/31/98         03/31/97
 Operating performance:
Net asset value, beginning of period                 $ ??.??          $ 10.03
Net investment income                                  0.??             0.43
 Net realized and unrealized gain/(loss) on
 investments                                           0.??           ( 0.02)
Net increase/(decrease) in net asset value from
 operations                                            0.75             0.41
 Distributions:
Dividends from net investment income                 ( 0.42)          ( 0.43)
Distributions from net realized capital gains        ( 0.04)             --
 Total dividends and distributions                   ( 0.46)          ( 0.43)
Net asset value, end of period                       $ 10.30          $ 10.01
 Total return++                                        7.82%            4.11%
==============================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $1,590           $  756
 Ratio of operating expenses to average net assets     1.20%(a)         1.00%(a)
Ratio of net investment income to average net
 assets                                                3.95%            4.24%
 Portfolio turnover rate                                47%              21%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.44%            1.31%



                                                   Period ended       Year ended       Period ended
Investor C Shares                                   03/31/96(b)        11/30/95          11/30/94*
 Operating performance:
Net asset value, beginning of period                 $ 10.17            $  9.24          $ 9.35
Net investment income                                  0.14               0.43            0.03
 Net realized and unrealized gain/(loss) on
 investments                                         ( 0.14)              0.93           (0.11)
Net increase/(decrease) in net asset value from
 operations                                            0.00               1.36           (0.08)
 Distributions:
Dividends from net investment income                 ( 0.14)            ( 0.43)          (0.08)
Distributions from net realized capital gains           --                 --               --
 Total dividends and distributions                   ( 0.14)            ( 0.43)          (0.08)
Net asset value, end of period                       $ 10.03            $ 10.17          $ 9.24
 Total return++                                        0.03%             14.96%          (0.52)%
====================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $  716             $  359           $    2
 Ratio of operating expenses to average net assets     1.00%+(a)          0.95%(a)        0.83%+(a)
Ratio of net investment income to average net
 assets                                                4.25%+             4.41%           4.09%+
 Portfolio turnover rate                                 4%                31%              51%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements         1.33%+             1.34%           1.36%

                           * Nations Intermediate Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994. + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Municipal Income Fund For a Share outstanding throughout each period


                                                      Year ended     Year ended     Period ended     Year ended     Year ended
Investor A Shares                                      03/31/98       03/31/97       03/31/96(b)      11/30/95       11/30/94
 Operating performance:
Net asset value, beginning of period                     $ 10.89        $ 10.84         $ 11.08         $  9.64       $ 11.33
Net investment income                                      0.54           0.57             0.19           0.57          0.55
 Net realized and unrealized gain/(loss) on
 investments                                               0.62           0.05           ( 0.24)          1.44        ( 1.44)
Net increase/(decrease) in net asset value from
 operations                                                1.16           0.62           ( 0.05)          2.01        ( 0.89)
 Distributions:
Dividends from net investment income                     ( 0.54)        ( 0.57)          ( 0.19)        ( 0.57)       ( 0.55)#
Distributions from net realized capital gains            ( 0.05)            --               --             --        ( 0.25)
 Total dividends and distributions                       ( 0.59)        ( 0.57)          ( 0.19)        ( 0.57)       ( 0.80)
Net asset value, end of period                           $ 11.46        $ 10.89         $ 10.84         $ 11.08       $  9.64
 Total return++                                           10.89%          5.82%          ( 0.47)%        21.31%       ( 8.34)%
===============================================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                     $19,226        $15,075         $26,085         $27,963       $23,754
 Ratio of operating expenses to average net assets         0.80%          0.80%            0.80%+         0.80%         0.79%
Ratio of operating expenses to average net assets
 including interest expense                                    (a)            (a)              (a)            (a)       0.80%
 Ratio of net investment income to average net
 assets                                                    4.77%          5.21%            5.15%+         5.43%         5.24%
Portfolio turnover rate                                      38%            25%               4%            49%           63%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements             1.04%          1.11%            1.11%+         1.08%         1.08%


                                                       Year ended       Year ended        Period ended
Investor A Shares                                       11/30/93         11/30/92           11/30/91*
 Operating performance:
Net asset value, beginning of period                    $ 10.65         $ 10.25           $ 10.00
Net investment income                                     0.57            0.58              0.52
 Net realized and unrealized gain/(loss) on
 investments                                              0.72            0.41              0.25
Net increase/(decrease) in net asset value from
 operations                                               1.29            0.99              0.77
 Distributions:
Dividends from net investment income                     ( 0.57)        ( 0.58)           ( 0.52)
Distributions from net realized capital gains            ( 0.04)        ( 0.01)              --
 Total dividends and distributions                       ( 0.61)        ( 0.59)           ( 0.52)
Net asset value, end of period                          $ 11.33         $ 10.65           $ 10.25
 Total return++                                           12.37%          9.88%+++          7.87%+++
=======================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                    $28,415         $21,056           $7,234
 Ratio of operating expenses to average net assets         0.60%          0.52%             0.20%+
Ratio of operating expenses to average net assets
 including interest expense                                  --             --               --
 Ratio of net investment income to average net
 assets                                                    5.09%          5.42%             6.07%+
Portfolio turnover rate                                      48%            19%              54%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements             0.99%          0.99%             0.88%+

                           * Nations Municipal Income Fund Investor A Shares commenced operations on February 1, 1991.
                           + Annualized.
                           ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
                           (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Municipal Income Fund For a Share outstanding throughout each period

                                                      Year ended   Year ended
Investor B Shares                                      03/31/98     03/31/97
 Operating performance:
Net asset value, beginning of period                   $ 10.89      $ 10.84
Net investment income                                    0.48         0.51
 Net realized and unrealized gain/(loss) on
 investments                                             0.62         0.05
Net increase/(decrease) in net asset value from
 operations                                              1.10         0.56
 Distributions:
Dividends from net investment income                   ( 0.48)      ( 0.51)
Distributions from net realized capital gains          ( 0.05)          --
 Total dividends and distributions                     ( 0.53)      ( 0.51)
Net asset value, end of period                         $ 11.46      $ 10.89
 Total return++                                         10.23%        5.24%
==============================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $15,383      $14,615
 Ratio of operating expenses to average net assets       1.42%        1.35%
Ratio of operating expenses to average net assets
 including interest expense                                (a)          (a)
 Ratio of net investment income to average net
 assets                                                  4.15%        4.66%
Portfolio turnover rate                                    38%          25%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements           1.66%        1.66%



                                                    Period ended   Year ended   Year ended   Period ended
Investor B Shares                                    03/31/96(b)    11/30/95     11/30/94     11/30/93*
 Operating performance:
Net asset value, beginning of period                    $ 11.08       $  9.64     $ 11.33      $ 11.13
Net investment income                                      0.17         0.51        0.49         0.23
 Net realized and unrealized gain/(loss) on
 investments                                             ( 0.24)        1.44      ( 1.44)        0.20
Net increase/(decrease) in net asset value from
 operations                                              ( 0.07)        1.95      ( 0.95)        0.43
 Distributions:
Dividends from net investment income                     ( 0.17)      ( 0.51)     ( 0.49)#     ( 0.23)
Distributions from net realized capital gains                --           --      ( 0.25)          --
 Total dividends and distributions                       ( 0.17)      ( 0.51)     ( 0.74)      ( 0.23)
Net asset value, end of period                          $ 10.84       $ 11.08     $  9.64      $ 11.33
 Total return++                                          ( 0.66)%      20.65%     ( 8.86)%       3.89%
===========================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                    $16,870       $18,165     $17,101      $15,133
 Ratio of operating expenses to average net assets         1.35%+       1.35%       1.36%        1.27%+
Ratio of operating expenses to average net assets
 including interest expense                                    (a)          (a)     1.37%          --
 Ratio of net investment income to average net
 assets                                                    4.60%+       4.88%       4.67%        4.49%+
Portfolio turnover rate                                       4%          49%         63%          48%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements             1.66%+       1.63%       1.65%        1.59%+

                           * Nations Municipal Income Fund Investor B Shares commenced operations on June 7, 1993.
                           + Annualized.
                           ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
                           # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
                           (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.


Nations Municipal Income Fund For a Share outstanding throughout each period

                                                      Year ended   Year ended   Period ended
Investor C Shares                                      03/31/98     03/31/97     03/31/96(b)
 Operating performance:
Net asset value, beginning of period                   $ 10.89      $ 10.84      $  11.08
Net investment income                                     0.49         0.53          0.18
 Net realized and unrealized gain/(loss) on
 investments                                              0.62         0.05        ( 0.24)
Net increase/(decrease) in net asset value from
 operations                                               1.11         0.58        ( 0.06)
 Distributions:
Dividends from net investment income                    ( 0.49)      ( 0.58)       ( 0.18)
Distributions from net realized capital gains           ( 0.05)          --            --
 Total dividends and distributions                      ( 0.54)      ( 0.58)       ( 0.18)
Net asset value, end of period                         $ 11.46      $ 10.89      $  10.84
 Total return++                                          10.37%        5.50%       ( 0.60)%
==============================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $ 2,444      $ 1,713      $  2,173
 Ratio of operating expenses to average net assets        1.33%        1.10%         1.16%+
Ratio of operating expenses to average net assets
 including interest expense                                   (a)          (a)           (a)
 Ratio of net investment income to average net
 assets                                                   4.24%        4.91%         4.79%+
Portfolio turnover rate                                     38%          25%            4%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements            1.57%        1.41%         1.47%+


                                                     Year ended   Year ended   Year ended     Year ended
Investor C Shares                                     11/30/95     11/30/94     11/30/93       11/30/92*
 Operating performance:
Net asset value, beginning of period                   $  9.64    $ 11.33        $ 10.65       $   10.48
Net investment income                                    0.51       0.49            0.50            0.21
 Net realized and unrealized gain/(loss) on
 investments                                             1.44     ( 1.44)           0.72            0.17
Net increase/(decrease) in net asset value from
 operations                                              1.95     ( 0.95)           1.22            0.38
 Distributions:
Dividends from net investment income                   ( 0.51)    ( 0.49)#         ( 0.50)        ( 0.21)
Distributions from net realized capital gains              --     ( 0.25)          ( 0.04)            --
 Total dividends and distributions                     ( 0.51)    ( 0.74)          ( 0.54)        ( 0.21)
Net asset value, end of period                         $ 11.08    $  9.64        $ 11.33       $   10.65
 Total return++                                         20.65%    ( 8.96)%          11.69%          3.63%+++
=============================================================================================================
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $2,268     $3,064         $  6,331      $   3,744
 Ratio of operating expenses to average net assets       1.35%      1.36%            1.27%          1.21%+
Ratio of operating expenses to average net assets
 including interest expense                                  (a)    1.37%              --             --
 Ratio of net investment income to average net
 assets                                                  4.88%      4.67%            4.49%          4.96%+
Portfolio turnover rate                                    49%       63%               48%            19%
 Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements           1.63%      1.65%            1.59%          1.61%+

                           * Nations Municipal Income Fund Investor C Shares commenced operations on June 17, 1992.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           +++ Unaudited.
                           # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
                           (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
                           (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

[GRAPHIC]         Terms used in this prospectus

 Asset-backed security - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 Capital gain (capital loss) - the difference between the purchase price of a security and its selling price. You realize a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 Commercial paper - a money market instrument issued by a large company.

 Common stock - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 Corporate obligation - a money market instrument issued by a corporation or commercial bank.

 Debt security - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 Depositary receipts - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 Dollar roll transactions - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 Duration - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

 Equity security - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 First-tier security - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 Fixed income security - an intermediate to long-term debt security that matures in more than one year.

 Foreign security - a debt or equity security issued by a foreign government or corporation.

 Futures contract - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 Guaranteed investment contract - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

 High quality - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

 Investment grade - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 Lehman 3-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 Lehman 7-Year Municipal Bond Index - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

 Lehman Aggregate Bond Index - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

 Lehman Corporate Bond Index - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

 Lehman Government Bond Index - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

 Lehman Intermediate Government Bond Index - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

 Lehman Intermediate Treasury Index - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

 Lehman Municipal Bond Index - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

 Merrill Lynch 1-3 Year Treasury Index - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

 Money market instrument - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 Mortgage-backed security - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 Non-diversified - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 Pass-through certificate - an asset-backed security that passes income from the original borrower through an intermediary to investors.

 Preferred stock - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 Prerefunded bonds - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.

 Real Estate Investment Trust (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 Repurchase agreement - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

 Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 Second-tier security - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. government obligation - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

 U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

 Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

[GRAPHIC]         Where to find more information

 You'll find more information about the Municipal Bond Funds in the following documents:



[GRAPHIC]        Annual and semi-annual reports

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.



[GRAPHIC]        Statement of Additional Information

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.321.7854

        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255

        On the Internet: www.nationsbank.com/nationsfund

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        Public Reference Section of the SEC
        Washington, DC 20549-6009
        1.800.SEC.0330
        http://www.sec.gov


                                                                NATIONS
                                                                  FUNDS
                                                  Investments For A Lifetime(SM)

SEC file numbers --
[Nations Fund Trust, 811-04305]


NF-00000-8/99

[GRAPHIC APPEARS HERE]
STATE MUNICIPAL BOND FUNDS
PROSPECTUS -- INVESTOR A, B AND C SHARES

AUGUST 1, 1999

STATE MUNICIPAL BOND FUNDS
NATIONS CALIFORNIA MUNICIPAL BOND FUND
NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
NATIONS FLORIDA MUNICIPAL BOND FUND
NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
NATIONS GEORGIA MUNICIPAL BOND FUND
NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
NATIONS MARYLAND MUNICIPAL BOND FUND

NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
NATIONS NORTH CAROLINA MUNICIPAL BOND FUND
NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND
NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
NATIONS TENNESSEE MUNICIPAL BOND FUND
NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
NATIONS TEXAS MUNICIPAL BOND FUND
NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
NATIONS VIRGINIA MUNICIPAL BOND FUND

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN

[GRAPHIC APPEARS HERE]

YOU'LL FIND TERMS USED IN
THIS PROSPECTUS ON PAGE 0.

[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

This booklet, which is called a prospectus, tells you about Nations Funds state municipal bond funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

These Funds invest most of their assets in securities issued by one state and are generally appropriate only for residents of that state.

The Funds focus on the potential to earn income that is generally free from federal and state income tax by investing primarily in MUNICIPAL SECURITIES.

Municipal securities also have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. There's a risk that you'll lose money, or you may not earn as much as you expect.

Because they invest primarily in securities issued by one state, the Funds are considered to be "non-diversified", which means that they may have greater price swings than more diversified bond funds.

This makes these Funds best suited for investors who want to reduce taxes on their investment income and have longer-term investment goals. These Funds may not be suitable for people who are not prepared to accept or are unable to bear the risks associated with fixed income securities, or who have short- term income needs.

COMPARING THE FUNDS

There are two groups of state municipal bond funds in the Nations Funds Family:
Intermediate Municipal Bond Funds and Municipal Bond Funds. The main difference between the two groups is their DURATION -- a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates.

The Municipal Bond Funds, which have longer durations, generally have the potential to earn more income than the Intermediate Municipal Bond Funds, but they also have more risk because their prices tend to change more when interest rates change.

The table below is designed to help you understand the differences between the two groups of Funds and their relative income and risk potential -- you should not use it to compare these Funds with other mutual funds or other kinds of investments. A Fund's income and risk potential can change over time.

                                                                    Relative      Relative
                                                                    income          risk
                                                   Duration        potential      potential
    Intermediate Municipal Bond Funds           3 to 6 yrs          moderate      moderate
    Municipal Bond Funds                        6 to 9 yrs            high          high


You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 00.

If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

                                                                 NATIONS
                                                                 FUNDS
                                                  Investments For A Lifetime(SM)

[GRAPHIC APPEARS HERE]
WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

BANC OF AMERICA ADVISORS, INC.

BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT BAAI AND TRADESTREET STARTING ON PAGE 0.

THE STATE MUNICIPAL BOND FUNDS FOCUS ON THE POTENTIAL TO EARN INCOME THAT IS GENERALLY FREE FROM FEDERAL AND STATE INCOME TAX BY INVESTING PRIMARILY IN MUNICIPAL SECURITIES.

[GRAPHIC APPEARS HERE]

ABOUT THE FUNDS
STATE MUNICIPAL BOND FUNDS
NATIONS CALIFORNIA MUNICIPAL BOND FUND                               5
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND                     9
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS FLORIDA MUNICIPAL BOND FUND                                 13
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND                    17
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS GEORGIA MUNICIPAL BOND FUND                                 21
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND                   25
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS MARYLAND MUNICIPAL BOND FUND                                29
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND             33
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS NORTH CAROLINA MUNICIPAL BOND FUND                          37
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND             41
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND                          45
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND                  49
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS TENNESSEE MUNICIPAL BOND FUND                               53
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND                      57
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS TEXAS MUNICIPAL BOND FUND                                   61
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND                   65
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
NATIONS VIRGINIA MUNICIPAL BOND FUND                                69
Sub-adviser: TradeStreet Investment Associates, Inc.
--------------------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                         73
--------------------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                           74

[GRAPHIC APPEARS HERE]

       ABOUT YOUR INVESTMENT

INFORMATION FOR INVESTORS                                                  76
    Choosing a share class                                                 76
    Buying, selling and exchanging shares                                  86
    How selling agents are paid                                            94
    Distributions and taxes                                                96
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                       98
--------------------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                              99
--------------------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                                      BACK COVER

ABOUT THE STATE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

THIS FUND AT A GLANCE

   o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF CALIFORNIA

   o DURATION: 6 TO 9 YEARS

   o RELATIVE INCOME POTENTIAL: HIGH

   o RELATIVE RISK POTENTIAL: HIGH

NATIONS CALIFORNIA MUNICIPAL BOND FUND

[GRAPHIC APPEARS HERE]
INVESTMENT OBJECTIVE

This Fund seeks as high a level of current interest income free of federal income tax and California state personal income tax as is consistent with prudent investment management and preservation of capital.

[GRAPHIC APPEARS HERE]
PRINCIPAL INVESTMENT STRATEGIES

This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and the California state personal income tax.

The Fund may invest up to 20% of its assets in:

   o short-term DEBT SECURITIES that are taxable

   o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than seven years, and its DURATION will be more than six years.

When selecting individual investments, the portfolio management team:

   o looks at a security's potential to generate both income and price appreciation

   o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

   o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

   o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER

Nations California Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and California state personal income tax. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER
DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC APPEARS HERE]
        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
         00%         00%       00%       00%       00%       00%       00%

BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

 AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                   1 year            5 years          10 years
 Investor A Shares                  0.00%             0.00%             0.00%
 Investor B Shares                  0.00%             0.00%             0.00%
 Investor C Shares                  0.00%             0.00%             0.00%
 Lehman Municipal Bond Index        0.00%             0.00%             0.00%

The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                             Investor A      Investor B    Investor C
Fees you pay directly                          Shares          Shares       Shares

 Maximum sales charge (load)
 when you buy your shares                        4.75%            none       none
 Maximum deferred sales charge (load)
 when you sell your shares                       none(1)            5.00%(2)    1.00%(3)
 Redemption fee, as a percentage
 of the amount sold                              none(4)            none       none
 Ongoing fees and expenses deducted from
 the Fund's assets (the Fund's operating
 expenses)
 Management fees                                 0.00%            0.00%      0.00%
 Distribution (12b-1) and service fees           0.00%            0.00%      0.00%
 Other expenses                                  0.00%            0.00%      0.00%
 Total annual fund operating expenses            0.00%            0.00%      0.00%
 Fee waivers and/or reimbursements               0.00%            0.00%      0.00%
 Total net expenses(5)                           0.00%            0.00%      0.00%

[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

     (1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

     (2) This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

     (3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

     (4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

     (5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

   o you invest $10,000 in Investor A, Investor B or Investor C Shares of the
     Fund

   o your investment has a 5% return each year

   o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000              $000                $000
    Investor B Shares                $000             $000              $000                $000
    Investor C Shares                $000             $000              $000                $000

If you bought Investor B Shares and didn't sell them, your costs would be:
                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

COMPARING THE FUNDS

THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO
FLORIDA STATE MUNICIPAL BOND FUNDS.

   o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF FLORIDA

   o DURATION: 3 TO 6 YEARS

   o RELATIVE INCOME POTENTIAL: MODERATE

   o RELATIVE RISK POTENTIAL: MODERATE

NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

  [GRAPHIC APPEARS HERE]

  INVESTMENT OBJECTIVE
  This Fund seeks high current income exempt from federal income tax and the Florida state intangibles taxes consistent with moderate fluctuation of principal.

  [GRAPHIC APPEARS HERE]

  PRINCIPAL INVESTMENT STRATEGIES
This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and the Florida state intangibles taxes.

The Fund may invest up to 20% of its assets in:

   o short-term DEBT SECURITIES that are taxable

   o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

When selecting individual investments, the portfolio management team:

   o looks at a security's potential to generate both income and price appreciation

   o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

   o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

   o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER
Nations Florida Intermediate Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and the Florida state intangibles taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE

Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC APPEARS HERE]

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%
BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                                       1 year             5 years          10 years
             Investor A Shares                                          0.00%              0.00%             0.00%
             Investor B Shares                                          0.00%              0.00%             0.00%
             Investor C Shares                                          0.00%              0.00%             0.00%
             Lehman 7-Year Municipal Bond Index                         0.00%              0.00%             0.00%

The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND
                                                        Investor A        Investor B     Investor C
Fees you pay directly                                    Shares           Shares          Shares
Maximum sales charge (load)
when you buy your shares                                   3.25%           none            none
Maximum deferred sales charge (load)
when you sell your shares                                  1.00%(1)        3.00%(2)       1.00%(3)
Redemption fee, as a percentage
of the amount sold                                         none(4) none        none

Ongoing fees and expenses deducted from the
Fund's assets (the Fund's operating expenses)
Management fees                                            0.00%           0.00%          0.00%
Distribution (12b-1) and service fees                      0.00%           0.00%          0.00%
Other expenses                                             0.00%           0.00%          0.00%
Total annual fund operating expenses                       0.00%           0.00%          0.00%
Fee waivers and/or reimbursements                          0.00%           0.00%          0.00%
Total net expenses(5)                                      0.00%           0.00%          0.00%

[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

(2) This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

 o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

 o your investment has a 5% return each year

 o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                   1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000               $000              $000
    Investor B Shares                $000             $000               $000              $000
    Investor C Shares                $000             $000               $000              $000

If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year          3 years           5 years            10 years
    Investor B Shares                $000            $000               $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

COMPARING THE FUNDS

THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO
FLORIDA STATE MUNICIPAL BOND FUNDS.

o        WHO SHOULD CONSIDER INVESTING: RESIDENTS OF FLORIDA

o        DURATION: 6 TO 9 YEARS

o        RELATIVE INCOME POTENTIAL: HIGH

o        RELATIVE RISK POTENTIAL: HIGH

NATIONS FLORIDA MUNICIPAL BOND FUND

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from federal income tax and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and the Florida state intangibles taxes.

The Fund may invest up to 20% of its assets in:

  o  short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

  The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER
Nations Florida Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and the Florida state intangibles taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE

Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC APPEARS HERE]
        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            00%
    Worst: 0 quarter 1900:                           00%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                                 1 year            5 years            10 years
             Investor A Shares                                    0.00%              0.00%              0.00%
             Investor B Shares                                    0.00%              0.00%              0.00%
             Investor C Shares                                    0.00%              0.00%              0.00%
             Lehman Municipal Bond Index                          0.00%              0.00%              0.00%

             The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                  Investor A           Investor B          Investor C
Fees you pay directly                                               Shares              Shares               Shares
           Maximum sales charge (load)
           when you buy your shares                                  4.75%              none                  none
           Maximum deferred sales charge (load)
           when you sell your shares                                 none(1)           5.00%(2)              1.00(3)
           Redemption fee, as a percentage
           of the amount sold                                        none(4)              none                  none
           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)
           Management fees                                           0.00%              0.00%                 0.00%
           Distribution (12b-1) and service fees                     0.00%              0.00%                 0.00%
           Other expenses                                            0.00%              0.00%                 0.00%
           Total annual fund operating expenses                      0.00%              0.00%                 0.00%
           Fee waivers and/or reimbursements                         0.00%              0.00%                 0.00%
           Total net expenses(5)                                     0.00%              0.00%                 0.00%

[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

     (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

     (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

     (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

     (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

o    you invest $10,000 in Investor A, Investor B or Investor C Shares of  the
     Fund

o    your investment has a 5% return each year

o    the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                       1 year           3 years           5 years            10 years
    Investor A Shares                   $000            $000               $000               $000
    Investor B Shares                   $000            $000               $000               $000
    Investor C Shares                   $000            $000               $000               $000

If you bought Investor B Shares and didn't sell them, your costs would be:

                                       1 year           3 years           5 years            10 years
    Investor B Shares                   $000            $000               $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

COMPARING THE FUNDS

THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO
GEORGIA STATE MUNICIPAL BOND FUNDS.

o  WHO SHOULD CONSIDER INVESTING: RESIDENTS OF GEORGIA

o  DURATION: 3 TO 6 YEARS

o  RELATIVE INCOME POTENTIAL: MODERATE

o  RELATIVE RISK POTENTIAL: MODERATE

NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE

This Fund seeks high current income exempt from federal income tax and Georgia state income taxes consistent with moderate fluctuation of principal.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES

This Fund normally invests at least 80% of its assets in INVESTMENT
GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and Georgia state income taxes.

The Fund may invest up to 20% of its assets in:

o    short-term DEBT SECURITIES that are taxable

o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

When selecting individual investments, the portfolio management team:

o looks at a security's potential to generate both income and price appreciation

o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER
Nations Georgia Intermediate Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Georgia state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE

Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC APPEARS HERE]
        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                                           1 year            5 years           10 years
             Investor A Shares                                             0.00%               0.00%            0.00%
             Investor B Shares                                             0.00%               0.00%            0.00%
             Investor C Shares                                             0.00%               0.00%            0.00%
             Lehman 7-Year Municipal Bond Index                            0.00%               0.00%            0.00%

The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                Investor A      Investor B      Investor C
Fees you pay directly                                             Shares          Shares          Shares
Maximum sales charge (load)
when you buy your shares                                           3.25 %           none           none
Maximum deferred sales charge (load)
when you sell your shares                                         1.00%(1)        3.00%(2)       1.00%(3)
Redemption fee, as a percentage
of the amount sold                                                 none(4)         none            none
Ongoing fees and expenses deducted from the Fund's assets
(the Fund's operating expenses)
Management fees                                                    0.00 %         0.00%           0.00%
Distribution (12b-1) and service fees                              0.00 %         0.00%           0.00%
Other expenses                                                     0.00 %         0.00%           0.00%
Total annual fund operating expenses                               0.00 %         0.00%           0.00%
Fee waivers and/or reimbursements                                  0.00 %         0.00%           0.00%
Total net expenses(5)                                              0.00 %         0.00%           0.00%

[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

(2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

(3)7This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

(4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

(5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

o   you invest $10,000 in Investor A, Investor B or Investor C Shares of  the
    Fund

o   your investment has a 5% return each year

o   the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                   1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000               $000              $000
    Investor B Shares                $000             $000               $000              $000
    Investor C Shares                $000             $000               $000              $000

             If you bought Investor B Shares and didn't sell them, your costs would be:
                                   1 year           3 years           5 years            10 years
    Investor B Shares                $000              $000             $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

COMPARING THE FUNDS

THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO GEORGIA STATE MUNICIPAL BOND FUNDS.

o        WHO SHOULD CONSIDER INVESTING: RESIDENTS OF GEORGIA

o        DURATION: 6 TO 9 YEARS

o        RELATIVE INCOME POTENTIAL: HIGH

o        RELATIVE RISK POTENTIAL: HIGH

NATIONS GEORGIA MUNICIPAL BOND FUND

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from federal income tax and Georgia state income taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES
This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and Georgia state income taxes.

The Fund may invest up to 20% of its assets in:

o    short-term DEBT SECURITIES that are taxable

o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

When selecting individual investments, the portfolio management team:

o looks at a security's potential to generate both income and price appreciation

o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER
Nations Georgia Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Georgia state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC APPEARS HERE]

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                             1 year            5 years            10 years
             Investor A Shares                                0.00%               0.00%             0.00%
             Investor B Shares                                0.00%               0.00%             0.00%
             Investor C Shares                                0.00%               0.00%             0.00%
             Lehman Municipal Bond Index                      0.00%               0.00%             0.00%

             The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                       Investor A           Investor B          Investor C
Fees you pay directly                                    Shares              Shares               Shares
Maximum sales charge (load)
when you buy your shares                                  4.75%              none                 none
Maximum deferred sales charge (load)
when you sell your shares                                 none(1)              5.00%(2)               1.00%(3)
Redemption fee, as a percentage
of the amount sold                                        none(4)              none                 none
Ongoing fees and expenses deducted from the Fund's assets
(the Fund's operating expenses)
Management fees                                           0.00%              0.00%                0.00%
Distribution (12b-1) and service fees                     0.00%              0.00%                0.00%
Other expenses                                            0.00%              0.00%                0.00%
Total annual fund operating expenses                      0.00%              0.00%                0.00%
Fee waivers and/or reimbursements                         0.00%              0.00%                0.00%
Total net expenses(5)                                     0.00%              0.00%                0.00%

[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

(2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

(4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

(5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

  o  you invest $10,000 in Investor A, Investor B or Investor C Shares of the
     Fund

  o  your investment has a 5% return each year

  o  the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                   1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000               $000              $000
    Investor B Shares                $000             $000               $000              $000
    Investor C Shares                $000             $000               $000              $000

If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000               $000              $000

ABOUT THE STATE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

COMPARING THE FUNDS

THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO
MARYLAND STATE MUNICIPAL BOND FUNDS.

o    WHO SHOULD CONSIDER INVESTING: RESIDENTS OF MARYLAND

o    DURATION: 3 TO 6 YEARS

o    RELATIVE INCOME POTENTIAL: MODERATE

o    RELATIVE RISK POTENTIAL: MODERATE

NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from federal income tax and Maryland state income taxes consistent with moderate fluctuation of principal.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES
This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and Maryland state income taxes.

The Fund may invest up to 20% of its assets in:

  o  short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

    The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER

Nations Maryland Intermediate Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Maryland state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE

Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER
DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC APPEARS HERE]

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                                       1 year            5 years           10 years
             Investor A Shares                                          0.00%              0.00%             0.00%
             Investor B Shares                                          0.00%              0.00%             0.00%
             Investor C Shares                                          0.00%              0.00%             0.00%
             Lehman 7-Year Municipal Bond Index                         0.00%              0.00%             0.00%

The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                     Investor A        Investor B          Investor C
Fees you pay directly                                                  Shares           Shares               Shares
           Maximum sales charge (load)
           when you buy your shares                                   3.25%              none                 none
           Maximum deferred sales charge (load)
           when you sell your shares                                 1.00%(1)           3.00%(2)             1.00%(3)
           Redemption fee, as a percentage
           of the amount sold                                         none(4)            none                 none
           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)
           Management fees                                            0.00%             0.00%                 0.00%
           Distribution (12b-1) and service fees                      0.00%             0.00%                 0.00%
           Other expenses                                             0.00%             0.00%                 0.00%
           Total annual fund operating expenses                       0.00%             0.00%                 0.00%
           Fee waivers and/or reimbursements                          0.00%             0.00%                 0.00%
           Total net expenses(5)                                      0.00%             0.00%                 0.00%

[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

(2) This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

  o you invest $10,000 in Investor A, Investor B or Investor C Shares of the
    Fund

  o your investment has a 5% return each year

  o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                     1 year           3 years          5 years            10 years
    Investor A Shares                 $000            $000              $000               $000
    Investor B Shares                 $000            $000              $000               $000
    Investor C Shares                 $000            $000              $000               $000

If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor B Shares                 $000            $000              $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

COMPARING THE FUNDS

THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO MARYLAND STATE MUNICIPAL BOND FUNDS.

  o  WHO SHOULD CONSIDER INVESTING: RESIDENTS OF MARYLAND

  o  DURATION: 6 TO 9 YEARS

  o  RELATIVE INCOME POTENTIAL: HIGH

  o  RELATIVE RISK POTENTIAL: HIGH

NATIONS MARYLAND MUNICIPAL BOND FUND

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from federal income tax and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES

This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and Maryland state income taxes.

The Fund may invest up to 20% of its assets in:

  o  short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

  The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER
Nations Maryland Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Maryland state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER
DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC APPEARS HERE]

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                             1 year            5 years            10 years
             Investor A Shares                                0.00%               0.00%             0.00%
             Investor B Shares                                0.00%               0.00%             0.00%
             Investor C Shares                                0.00%               0.00%             0.00%
             Lehman Municipal Bond Index                      0.00%               0.00%             0.00%

             The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                  Investor A         Investor B           Investor C
Fees you pay directly                                               Shares             Shares               Shares
           Maximum sales charge (load)
           when you buy your shares                                  4.75%              none                 none
           Maximum deferred sales charge (load)
           when you sell your shares                                none(1)           5.00%(2)              1.00%(3)
           Redemption fee, as a percentage
           of the amount sold                                        none(4)              none                 none
           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)
           Management fees                                           0.00%              0.00%               0.00%
           Distribution (12b-1) and service fees                     0.00%              0.00%               0.00%
           Other expenses                                            0.00%              0.00%               0.00%
           Total annual fund operating expenses                      0.00%              0.00%               0.00%
           Fee waivers and/or reimbursements                         0.00%              0.00%               0.00%
           Total net expenses(5)                                     0.00%              0.00%               0.00%

[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

(2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

(4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

(5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

  o  you invest $10,000 in Investor A, Investor B or Investor C Shares of the
     Fund

  o  your investment has a 5% return each year

  o  the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000               $000              $000
    Investor B Shares                $000             $000               $000              $000
    Investor C Shares                $000             $000               $000              $000

If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

COMPARING THE FUNDS

THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO NORTH CAROLINA STATE MUNICIPAL BOND FUNDS.

o        WHO SHOULD CONSIDER INVESTING: RESIDENTS OF NORTH CAROLINA

o        DURATION: 3 TO 6 YEARS

o        RELATIVE INCOME POTENTIAL: MODERATE

o        RELATIVE RISK POTENTIAL: MODERATE

NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from federal income tax and North Carolina state income taxes consistent with moderate fluctuation of principal.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES

This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and North Carolina state income taxes.

The Fund may invest up to 20% of its assets in:

o        short-term DEBT SECURITIES that are taxable

o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

When selecting individual investments, the portfolio management team:

o looks at a security's potential to generate both income and price appreciation

o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER

Nations North Carolina Intermediate Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and North Carolina state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE

Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%) [GRAPHIC APPEARS HERE]
        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                                        1 year            5 years           10 years
             Investor A Shares                                           0.00%             0.00%             0.00%
             Investor B Shares                                           0.00%             0.00%             0.00%
             Investor C Shares                                           0.00%             0.00%             0.00%
             Lehman 7-Year Municipal Bond Index                          0.00%             0.00%             0.00%

             The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                    Investor A        Investor B    Investor C

Fees you pay directly                                                 Shares           Shares        Shares
           Maximum sales charge (load)
           when you buy your shares                                    3.25 %           none          none

           Maximum deferred sales charge (load)

           when you sell your shares                                   1.00%(1)        3.00%(2)       1.00%(3)
           Redemption fee, as a percentage
           of the amount sold                                          none(4)           none           none

           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)

           Management fees                                             0.00%           0.00%         0.00%
           Distribution (12b-1) and service fees                       0.00%           0.00%         0.00%
           Other expenses                                              0.00%           0.00%         0.00%
           Total annual fund operating expenses                        0.00%           0.00%         0.00%
           Fee waivers and/or reimbursements                           0.00%           0.00%         0.00%
           Total net expenses(5)                                       0.00%           0.00%         0.00%

[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

(2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

(4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

(5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

o    you invest $10,000 in Investor A, Investor B or Investor C Shares of  the
     Fund

o    your investment has a 5% return each year

o    the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                   1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000              $000               $000
    Investor B Shares                $000             $000              $000               $000
    Investor C Shares                $000             $000              $000               $000

             If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS

[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

COMPARING THE FUNDS

THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO NORTH CAROLINA STATE MUNICIPAL BOND FUNDS.

o        WHO SHOULD CONSIDER INVESTING: RESIDENTS OF NORTH CAROLINA

o        DURATION: 6 TO 9 YEARS

o        RELATIVE INCOME POTENTIAL: HIGH

o        RELATIVE RISK POTENTIAL: HIGH

Nations North Carolina Municipal Bond Fund

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE

This Fund seeks high current income exempt from federal income tax and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES

This Fund normally invests at least 80% of its assets in INVESTMENT
GRADE municipal securities that pay interest that is generally free from federal income tax and North Carolina state income taxes.

The Fund may invest up to 20% of its assets in:

o        short-term DEBT SECURITIES that are taxable

o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

When selecting individual investments, the portfolio management team:

o looks at a security's potential to generate both income and price appreciation

o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER

Nations North Carolina Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and North Carolina state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER
DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC APPEARS HERE]

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                             1 year            5 years            10 years
             Investor A Shares                                0.00%               0.00%             0.00%
             Investor B Shares                                0.00%               0.00%             0.00%
             Investor C Shares                                0.00%               0.00%             0.00%
             Lehman Municipal Bond Index                      0.00%               0.00%             0.00%

             The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                   Investor A         Investor B      Investor C
Fees you pay directly                                               Shares              Shares          Shares
           Maximum sales charge (load)
           when you buy your shares                                  4.75%              none             none

           Maximum deferred sales charge (load)

           when you sell your shares                                 none(1)              5.00%(2)           1.00%(3)
           Redemption fee, as a percentage
           of the amount sold                                        none(4)              none             none

           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)

           Management fees                                           0.00%              0.00%           0.00%
           Distribution (12b-1) and service fees                     0.00%              0.00%           0.00%
           Other expenses                                            0.00%              0.00%           0.00%
           Total annual fund operating expenses                      0.00%              0.00%           0.00%
           Fee waivers and/or reimbursements                         0.00%              0.00%           0.00%
           Total net expenses(5)                                     0.00%              0.00%           0.00%

[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

(2) This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

(3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

(4) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

(5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

  o  you invest $10,000 in Investor A, Investor B or Investor C Shares of the
     Fund

  o  your investment has a 5% return each year

  o  the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                   1 year           3 years            5 years           10 years
    Investor A Shares                $000             $000              $000               $000
    Investor B Shares                $000             $000              $000               $000
    Investor C Shares                $000             $000              $000               $000

             If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year          3 years           5 years            10 years
    Investor B Shares                $000            $000               $000                $000

ABOUT THE STATE MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

COMPARING THE FUNDS

THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO SOUTH CAROLINA STATE MUNICIPAL BOND FUNDS.

o        WHO SHOULD CONSIDER INVESTING: RESIDENTS OF SOUTH CAROLINA

o        DURATION: 3 TO 6 YEARS

o        RELATIVE INCOME POTENTIAL: MODERATE

o        RELATIVE RISK POTENTIAL: MODERATE

Nations South Carolina Intermediate Municipal Bond Fund

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE

This Fund seeks high current income exempt from federal income tax and South Carolina state income taxes consistent with moderate fluctuation of principal.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES

This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and South Carolina state income taxes.

The Fund may invest up to 20% of its assets in:

  o short-term DEBT SECURITIES that are taxable

  o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

When selecting individual investments, the portfolio management team:

o looks at a security's potential to generate both income and price appreciation

o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER
Nations South Carolina Intermediate Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and South Carolina state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE

Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%) [GRAPHIC APPEARS HERE]

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                                       1 year            5 years           10 years
             Investor A Shares                                          0.00%              0.00%             0.00%
             Investor B Shares                                          0.00%              0.00%             0.00%
             Investor C Shares                                          0.00%              0.00%             0.00%
             Lehman 7-Year Municipal Bond Index                         0.00%              0.00%             0.00%

             The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND
                                                                    Investor A       Investor B     Investor C
           Fees you pay directly                                       Shares          Shares         Shares
           Maximum sales charge (load)
           when you buy your shares                                    3.25%            none           none
           Maximum deferred sales charge (load)
           when you sell your shares                                   1.00%(1)        3.00%(2)      1.00%(3)
           Redemption fee, as a percentage
           of the amount sold                                           none(4)         none           none

           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)
           Management fees                                             0.00%           0.00%           0.00%
           Distribution (12b-1) and service fees                       0.00%           0.00%           0.00%
           Other expenses                                              0.00%           0.00%           0.00%
           Total annual fund operating expenses                        0.00%           0.00%           0.00%
           Fee waivers and/or reimbursements                           0.00%           0.00%           0.00%
           Total net expenses(5)                                       0.00%           0.00%           0.00%


[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

     (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

     (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

     (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

     (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

o        your investment has a 5% return each year

o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                   1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000              $000               $000
    Investor B Shares                $000             $000              $000               $000
    Investor C Shares                $000             $000              $000               $000

             If you bought Investor B Shares and didn't sell them, your costs would be:

                                   1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS

[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

COMPARING THE FUNDS

THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO SOUTH CAROLINA STATE MUNICIPAL BOND FUNDS.

o        WHO SHOULD CONSIDER INVESTING: RESIDENTS OF SOUTH CAROLINA

o        DURATION: 6 TO 9 YEARS

o        RELATIVE INCOME POTENTIAL: HIGH

o        RELATIVE RISK POTENTIAL: HIGH

Nations South Carolina Municipal Bond Fund

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE

This Fund seeks high current income exempt from federal income tax and South Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES

This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and South Carolina state income taxes.

The Fund may invest up to 20% of its assets in:

o        short-term DEBT SECURITIES that are taxable

o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

When selecting individual investments, the portfolio management team:

o looks at a security's potential to generate both income and price appreciation

o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER
Nations South Carolina Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and South Carolina state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE

Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER
DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)
[GRAPHIC APPEARS HERE]
        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        ------------------------------------------------------------------
        00%         00%       00%       00%       00%       00%       00%



BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                             1 year            5 years            10 years
             Investor A Shares                                0.00%               0.00%             0.00%
             Investor B Shares                                0.00%               0.00%             0.00%
             Investor C Shares                                0.00%               0.00%             0.00%
             Lehman Municipal Bond Index                      0.00%               0.00%             0.00%

             The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                     Investor A         Investor B        Investor C
Fees you pay directly                                                   Shares            Shares            Shares
           Maximum sales charge (load)
           when you buy your shares                                     4.75%             none               none
           Maximum deferred sales charge (load)
           when you sell your shares                                  none(1)            5.00%(2)           1.00%(3)
           Redemption fee, as a percentage
           of the amount sold                                         none(4)             none                none
           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)
           Management fees                                             0.00%              0.00%               0.00%
           Distribution (12b-1) and service fees                       0.00%              0.00%               0.00%
           Other expenses                                              0.00%              0.00%               0.00%
           Total annual fund operating expenses                        0.00%              0.00%               0.00%
           Fee waivers and/or reimbursements                           0.00%              0.00%               0.00%
           Total net expenses(5)                                       0.00%              0.00%               0.00%


[GRAPHIC APPEARS HERE]

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

(2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

(4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

(5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

   o  you invest $10,000 in Investor A, Investor B or Investor C Shares of the
      Fund

   o  your investment has a 5% return each year

   o  the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:


                                   1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000              $000               $000
    Investor B Shares                $000             $000              $000               $000
    Investor C Shares                $000             $000              $000               $000

             If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

[GRAPHIC APPEARS HERE]

ABOUT THE SUB-ADVISER

     TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

     COMPARING THE FUNDS

     THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO TENNESSEE STATE MUNICIPAL BOND FUNDS.

     WHO SHOULD CONSIDER INVESTING: RESIDENTS OF TENNESSEE

     o DURATION: 3 TO 6 YEARS

     o RELATIVE INCOME POTENTIAL: MODERATE

     o RELATIVE RISK POTENTIAL: MODERATE

Nations Tennessee Intermediate Municipal Bond Fund

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES
This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and the Tennessee Hall Income Tax on unearned income.
The Fund may invest up to 20% of its assets in:

     o short-term DEBT SECURITIES that are taxable

     o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

When selecting individual investments, the portfolio management team:

     o looks at a security's potential to generate both income and price appreciation

     o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

     o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

       The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

     o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER

Nations Tennessee Intermediate Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and the Tennessee Hall Income Tax on unearned income. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

     THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

     THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]

1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%


    BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

    AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                        1 year            5 years           10 years
             Investor A Shares                           0.00%              0.00%             0.00%
             Investor B Shares                           0.00%              0.00%             0.00%
             Investor C Shares                           0.00%              0.00%             0.00%
             Lehman 7-Year Municipal Bond Index          0.00%              0.00%             0.00%

             The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                     Investor A           Investor B          Investor C
           Fees you pay directly                                       Shares              Shares               Shares
           Maximum sales charge (load)
           when you buy your shares                                     3.25 %              none                 none

           Maximum deferred sales charge (load)
           when you sell your shares                                   1.00%(1)           3.00%(2)               1.00%(3)

           Redemption fee, as a percentage
           of the amount sold                                           none(4)             none                 none

           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)

           Management fees                                               0.00 %             0.00 %               0.00 %
           Distribution (12b-1) and service fees                         0.00 %             0.00 %               0.00 %
           Other expenses                                                0.00 %             0.00 %               0.00 %
           Total annual fund operating expenses                          0.00 %             0.00 %               0.00 %
           Fee waivers and/or reimbursements                             0.00 %             0.00 %               0.00 %
           Total net expenses(5)                                         0.00 %             0.00 %               0.00 %

[GRAPHIC APPEARS HERE]

     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

   (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

   (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

   (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

   (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

   (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

   o  you invest $10,000 in Investor A, Investor B or Investor C Shares of the
      Fund

   o  your investment has a 5% return each year

   o  the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:



                                    1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000              $000               $000
    Investor B Shares                $000             $000              $000               $000
    Investor C Shares                $000             $000              $000               $000

             If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

[GRAPHIC APPEARS HERE]

   ABOUT THE SUB-ADVISER

     TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

     COMPARING THE FUNDS

     THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO TENNESSEE STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF TENNESSEE

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

Nations Tennessee Municipal Bond Fund

[GRAPHIC APPEARS HERE]

     INVESTMENT OBJECTIVE
     This Fund seeks high current income exempt from federal income tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

[GRAPHIC APPEARS HERE]

     PRINCIPAL INVESTMENT STRATEGIES
     This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and the Tennessee Hall Income Tax on unearned income.

The Fund may invest up to 20% of its assets in:

     o short-term DEBT SECURITIES that are taxable

     o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

When selecting individual investments, the portfolio management team:

     o looks at a security's potential to generate both income and price appreciation

     o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

     o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

       The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

     o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER

Nations Tennessee Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and the Tennessee Hall Income Tax on unearned income. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

     THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

     THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)


[BAR CHART APPEARS HERE]
1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%



    BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

    AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                             1 year            5 years            10 years
             Investor A Shares                                0.00%               0.00%             0.00%
             Investor B Shares                                0.00%               0.00%             0.00%
             Investor C Shares                                0.00%               0.00%             0.00%
             Lehman Municipal Bond Index                      0.00%               0.00%             0.00%

             The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                     Investor A           Investor B          Investor C
           Fees you pay directly                                       Shares              Shares               Shares
           Maximum sales charge (load)
           when you buy your shares                                     4.75%                none                 none
           Maximum deferred sales charge (load)
           when you sell your shares                                   none(1)              5.00%(2)             1.00%(3)
           Redemption fee, as a percentage
           of the amount sold                                          none(4)               none                 none

           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)
           Management fees                                              0.00%                0.00%                0.00%
           Distribution (12b-1) and service fees                        0.00%                0.00%                0.00%
           Other expenses                                               0.00%                0.00%                0.00%
           Total annual fund operating expenses                         0.00%                0.00%                0.00%
           Fee waivers and/or reimbursements                            0.00%                0.00%                0.00%
           Total net expenses(5)                                        0.00%                0.00%                0.00%


[GRAPHIC APPEARS HERE]

     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

     (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

     (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

     (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

     (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

     o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

     o  your investment has a 5% return each year

     o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:



                                    1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000              $000               $000
    Investor B Shares                $000             $000              $000               $000
    Investor C Shares                $000             $000              $000               $000

    If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS

[GRAPHIC APPEARS HERE]

     ABOUT THE SUB-ADVISER

     TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

     COMPARING THE FUNDS

     THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO TEXAS STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF TEXAS

     o DURATION: 3 TO 6 YEARS

     o RELATIVE INCOME POTENTIAL: MODERATE

     o RELATIVE RISK POTENTIAL: MODERATE

Nations Texas Intermediate Municipal Bond Fund

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES
This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in:

     o short-term DEBT SECURITIES that are taxable

     o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

When selecting individual investments, the portfolio management team:

     o looks at a security's potential to generate both income and price appreciation

     o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

     o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

       The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

     o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER
Nations Texas Intermediate Municipal Bond Fund has the following general risks:

     o INVESTMENT STRATEGY RISK - This Fund is considered to be "non-diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

     o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

     THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

     THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]
1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%



    BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%



             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                                       1 year            5 years           10 years
             Investor A Shares                                          0.00%              0.00%             0.00%
             Investor B Shares                                          0.00%              0.00%             0.00%
             Investor C Shares                                          0.00%              0.00%             0.00%
             Lehman 7-Year Municipal Bond Index                         0.00%              0.00%             0.00%

             The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                     Investor A           Investor B          Investor C
Fees you pay directly                                                   Shares              Shares               Shares
           Maximum sales charge (load)
           when you buy your shares                                      3.25%               none                 none
           Maximum deferred sales charge (load)
           when you sell your shares                                     1.00%(1)           3.00%(2)             1.00%(3)
           Redemption fee, as a percentage
           of the amount sold                                           none(4)              none                 none
           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)
           Management fees                                               0.00%              0.00%                0.00%
           Distribution (12b-1) and service fees                         0.00%              0.00%                0.00%
           Other expenses                                                0.00%              0.00%                0.00%
           Total annual fund operating expenses                          0.00%              0.00%                0.00%
           Fee waivers and/or reimbursements                             0.00%              0.00%                0.00%
           Total net expenses(5)                                         0.00%              0.00%                0.00%

[GRAPHIC APPEARS HERE]

     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

     (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

     (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

     (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

     (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

     o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

     o  your investment has a 5% return each year

     o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                   1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000              $000               $000
    Investor B Shares                $000             $000              $000               $000
    Investor C Shares                $000             $000              $000               $000

             If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS

[GRAPHIC APPEARS HERE]

     ABOUT THE SUB-ADVISER

     TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

     COMPARING THE FUNDS

     THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO TEXAS STATE MUNICIPAL BOND FUNDS.

     o WHO SHOULD CONSIDER INVESTING: RESIDENTS OF TEXAS

     o DURATION: 6 TO 9 YEARS

     o RELATIVE INCOME POTENTIAL: HIGH

     o RELATIVE RISK POTENTIAL: HIGH

Nations Texas Municipal Bond Fund

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from federal income tax with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES
This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax.

The Fund may invest up to 20% of its assets in:

     o  short-term DEBT SECURITIES that are taxable

     o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

When selecting individual investments, the portfolio management team:

     o looks at a security's potential to generate both income and price appreciation

     o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

     o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

        The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

     o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER
Nations Texas Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

     THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

     THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]

1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%

    BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                             1 year            5 years            10 years
             Investor A Shares                                0.00%               0.00%             0.00%
             Investor B Shares                                0.00%               0.00%             0.00%
             Investor C Shares                                0.00%               0.00%             0.00%
             Lehman Municipal Bond Index                      0.00%               0.00%             0.00%

             The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                     Investor A           Investor B          Investor C
           Fees you pay directly                                        Shares              Shares               Shares
           Maximum sales charge (load)
           when you buy your shares                                      4.75%               none                 none
           Maximum deferred sales charge (load)
           when you sell your shares                                    none(1)            5.00%(2)             1.00%(3)
           Redemption fee, as a percentage
           of the amount sold                                           none(4)              none                 none
           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)
           Management fees                                               0.00%               0.00%                0.00%
           Distribution (12b-1) and service fees                         0.00%               0.00%                0.00%
           Other expenses                                                0.00%               0.00%                0.00%
           Total annual fund operating expenses                          0.00%               0.00%                0.00%
           Fee waivers and/or reimbursements                             0.00%               0.00%                0.00%
           Total net expenses(5)                                         0.00%               0.00%                0.00%

[GRAPHIC APPEARS HERE]

     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

     (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

     (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

     (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

     (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE
This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

     o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

     o  your investment has a 5% return each year

     o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:



                                   1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000              $000               $000
    Investor B Shares                $000             $000              $000               $000
    Investor C Shares                $000             $000              $000               $000

             If you bought Investor B Shares and didn't sell them, your costs would be:
                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000


ABOUT THE STATE MUNICIPAL BOND FUNDS

[GRAPHIC APPEARS HERE]

     ABOUT THE SUB-ADVISER

     TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

     COMPARING THE FUNDS

     THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO VIRGINIA STATE MUNICIPAL BOND FUNDS.

      o  WHO SHOULD CONSIDER INVESTING: RESIDENTS OF VIRGINIA

      o  DURATION: 3 TO 6 YEARS

      o  RELATIVE INCOME POTENTIAL: MODERATE

      o  RELATIVE RISK POTENTIAL: Moderate

Nations Virginia Intermediate Municipal Bond Fund

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from federal income tax and Virginia state income taxes consistent with moderate fluctuation of principal.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES
This Fund normally invests at least 80% of its assets in INVESTMENT GRADE MUNICIPAL SECURITIES that pay interest that is generally free from federal income tax and Virginia state income taxes.

The Fund may invest up to 20% of its assets in:

     o  short-term DEBT SECURITIES that are taxable

     o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between three and 10 years, and its DURATION will be between three and six years.

When selecting individual investments, the portfolio management team:

     o looks at a security's potential to generate both income and price appreciation

     o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

     o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

        The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

     o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

RISKS AND OTHER THINGS TO CONSIDER
Nations Virginia Intermediate Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Virginia state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

     THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

     THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

 YEAR BY YEAR TOTAL RETURN (%)

 [BAR CHART APPEARS HERE]
1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%

    BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%


           AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                                                       1 year            5 years           10 years
             Investor A Shares                                          0.00%              0.00%             0.00%
             Investor B Shares                                          0.00%              0.00%             0.00%
             Investor C Shares                                          0.00%              0.00%             0.00%
             Lehman 7-Year Municipal Bond Index                         0.00%              0.00%             0.00%

             The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                     Investor A           Investor B          Investor C
Fees you pay directly                                                   Shares              Shares               Shares

           Maximum sales charge (load)
           when you buy your shares                                      3.25%               none                 none
           Maximum deferred sales charge (load)
           when you sell your shares                                    1.00%(1)           3.00%(2)              1.00%(3)
           Redemption fee, as a percentage
           of the amount sold                                            none(4)             none                 none
           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)
           Management fees                                                0.00%              0.00%                0.00%
           Distribution (12b-1) and service fees                          0.00%              0.00%                0.00%
           Other expenses                                                 0.00%              0.00%                0.00%
           Total annual fund operating expenses                           0.00%              0.00%                0.00%
           Fee waivers and/or reimbursements                              0.00%              0.00%                0.00%
           Total net expenses(5)                                          0.00%              0.00%                0.00%

[GRAPHIC APPEARS HERE]

     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

     (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

     (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

     (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

     (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

     o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

     o  your investment has a 5% return each year

     o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:


                                    1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000              $000               $000
    Investor B Shares                $000             $000              $000               $000
    Investor C Shares                $000             $000              $000               $000

             If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000

ABOUT THE STATE MUNICIPAL BOND FUNDS

[GRAPHIC APPEARS HERE]

     ABOUT THE SUB-ADVISER

     TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S MUNICIPAL FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

     COMPARING THE FUNDS

     THIS INFORMATION IS DESIGNED TO HELP YOU COMPARE THE TWO VIRGINIA STATE MUNICIPAL BOND FUNDS.

     o  WHO SHOULD CONSIDER INVESTING: RESIDENTS OF VIRGINIA

     o  DURATION: 6 TO 9 YEARS

     o  RELATIVE INCOME POTENTIAL: HIGH

     o  RELATIVE RISK POTENTIAL: HIGH

Nations Virginia Municipal Bond Fund

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from federal income tax and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term MUNICIPAL SECURITIES.

[GRAPHIC APPEARS HERE]

PRINCIPAL INVESTMENT STRATEGIES
This Fund normally invests at least 80% of its assets in INVESTMENT GRADE municipal securities that pay interest that is generally free from federal income tax and Virginia state income taxes.

The Fund may invest up to 20% of its assets in:

     o  short-term DEBT SECURITIES that are taxable

     o debt securities issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS

The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than 8.5 years, and its DURATION will be between six and nine years.

When selecting individual investments, the portfolio management team:

     o looks at a security's potential to generate both income and price appreciation

     o allocates assets among revenue bonds, general obligation bonds, insured bonds and PRE-REFUNDED BONDS based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change.

     o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things.

        The team also reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds.

     o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]

     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND ON PAGE 00 AND IN THE SAI.

[GRAPHIC APPEARS HERE]

     RISKS AND OTHER THINGS TO CONSIDER

Nations Virginia Municipal Bond Fund has the following general risks:

o INVESTMENT STRATEGY RISK - This Fund is considered to be "non- diversified" because it invests most of its assets in securities that pay interest that is free from income tax in one state. This increases the risk that its value could go down if even only one of its investments performs poorly.

o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

o TAX CONSIDERATIONS - Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax and Virginia state income taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

[GRAPHIC APPEARS HERE]

A LOOK AT THE FUND'S PERFORMANCE
Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

     THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

     THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

YEAR BY YEAR TOTAL RETURN (%)

[BAR CHART APPEARS HERE]
1900     1900     1900     1900     1900     1900     1900
-----------------------------------------------------------
 00%      00%      00%      00%      00%      00%      00%

BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

    Best: 0 quarter 1900:                            0%
    Worst: 0 quarter 1900:                           0%

             AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                             1 year             5 years            10 years
             Investor A Shares                                0.00%               0.00%             0.00%
             Investor B Shares                                0.00%               0.00%             0.00%
             Investor C Shares                                0.00%               0.00%             0.00%
             Lehman Municipal Bond Index                      0.00%               0.00%             0.00%

             The Lehman Municipal Bond Index is a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of 10 years or more.

[GRAPHIC APPEARS HERE]

WHAT IT COSTS TO INVEST IN THE FUND

                                                                     Investor A           Investor B          Investor C
           Fees you pay directly                                        Shares              Shares               Shares
           Maximum sales charge (load)
           when you buy your shares                                      4.75%               none                 none

           Maximum deferred sales charge (load)
           when you sell your shares                                     none(1)           5.00%(2)             1.00%(3)

           Redemption fee, as a percentage of
           the amount sold                                               none(4)             none                 none

           Ongoing fees and expenses deducted from the Fund's assets
           (the Fund's operating expenses)

           Management fees                                               0.00%               0.00%                0.00%
           Distribution (12b-1) and service fees                         0.00%               0.00%                0.00%
           Other expenses                                                0.00%               0.00%                0.00%
           Total annual fund operating expenses                          0.00%               0.00%                0.00%
           Fee waivers and/or reimbursements                             0.00%               0.00%                0.00%
           Total net expenses(5)                                         0.00%               0.00%                0.00%

[GRAPHIC APPEARS HERE]

     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

     (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

     (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 00 for details.

     (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.

     (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

EXAMPLE

This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

     o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

     o  your investment has a 5% return each year

     o the Fund's operating expenses remain the same as shown in the table above.

If you sold all your shares at the end of the period, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor A Shares                $000             $000              $000               $000
    Investor B Shares                $000             $000              $000               $000
    Investor C Shares                $000             $000              $000               $000

             If you bought Investor B Shares and didn't sell them, your costs would be:

                                    1 year           3 years           5 years            10 years
    Investor B Shares                $000             $000              $000               $000

[GRAPHIC APPEARS HERE]

Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

o PORTFOLIO TURNOVER - A Fund that replaces -- or turns over -- more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of CAPITAL GAINS to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. You'll find the portfolio turnover rate for each Fund in the FINANCIAL HIGHLIGHTS.

o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

[GRAPHIC APPEARS HERE]

     BANC OF AMERICA ADVISORS, INC.

     ONE BANK OF AMERICA PLAZA
     CHARLOTTE, NORTH CAROLINA 28255

[GRAPHIC APPEARS HERE]

How the Funds are managed

INVESTMENT ADVISER
BAAI is the investment adviser to the state municipal bond funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                                                                  Maximum
                                                                                  advisory     Actual fee paid
                                                                                    fee        last fiscal year

   Nations California Municipal Bond Fund                                           0.00             0.00
   Nations Florida Intermediate Municipal Bond Fund                                 0.00             0.00
   Nations Florida Municipal Bond Fund                                              0.00             0.00
   Nations Georgia Intermediate Municipal Bond Fund                                 0.00             0.00
   Nations Georgia Municipal Bond Fund                                              0.00             0.00
   Nations Maryland Intermediate Municipal Bond Fund                                0.00             0.00
   Nations Maryland Municipal Bond Fund                                             0.00             0.00
   Nations North Carolina Intermediate Municipal Bond Fund                          0.00             0.00
   Nations North Carolina Municipal Bond Fund                                       0.00             0.00
   Nations South Carolina Intermediate Municipal Bond Fund                          0.00             0.00
   Nations South Carolina Municipal Bond Fund                                       0.00             0.00
   Nations Tennessee Intermediate Municipal Bond Fund                               0.00             0.00
   Nations Tennessee Municipal Bond Fund                                            0.00             0.00
   Nations Texas Intermediate Municipal Bond Fund                                   0.00             0.00
   Nations Texas Municipal Bond Fund                                                0.00             0.00
   Nations Virginia Intermediate Municipal Bond Fund                                0.00             0.00
   Nations Virginia Municipal Bond Fund                                             0.00             0.00

[GRAPHIC APPEARS HERE]

     TRADESTREET INVESTMENT
     ASSOCIATES, INC.

     ONE BANK OF AMERICA PLAZA
     CHARLOTTE, NORTH CAROLINA 28255

[GRAPHIC APPEARS HERE]

     STEPHENS INC.

     111 CENTER STREET
     LITTLE ROCK, ARKANSAS 72201

[GRAPHIC APPEARS HERE]

      FIRST DATA INVESTOR
      SERVICES GROUP, INC.

      ONE EXCHANGE PLACE
      BOSTON, MASSACHUSETTS 02109

INVESTMENT SUB-ADVISER

Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

TRADESTREET  INVESTMENT  ASSOCIATES,  INC.
TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

Currently managing more than [$70] billion, TradeStreet has more than 140 institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

TradeStreet is the investment sub-adviser to the Funds. TradeStreet's Municipal Fixed Income Management Team is responsible for making the day-to-day investment decisions for each Fund.

OTHER SERVICE PROVIDERS
The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.22% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT

[GRAPHIC APPEARS HERE]

     WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA, THAT HAVE SIGNED AN AGREEMENT WITH US OR STEPHENS.

[GRAPHIC APPEARS HERE]

     FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL US AT 1.800.321.7854.

[GRAPHIC APPEARS HERE]

     FOR MORE INFORMATION ABOUT DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES, SEE HOW SELLING AGENTS ARE PAID.

[GRAPHIC APPEARS HERE]

Choosing a share class

Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares for each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees of the share classes.

                                                                     Intermediate
                                                                       Municipal                       Municipal
Investor A Shares                                                     Bond Funds                       Bond Funds
  Maximum amount you can buy                                          no limit                          no limit
   Maximum front-end sales charge                                       3.25%                            4.75%
   Maximum deferred sales charge                                        none(1)                          none(1)
   Redemption fee                                                       none                             none
   Maximum annual distribution (12b-1)                           0.25% combined fee               0.25% combined fee
   and shareholder servicing fees
   Conversion feature                                                    none                            none


     (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

     (2)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 00 for details.


   Investor B Shares

   Maximum amount you can buy                                 $250,000                          $250,000
   Maximum front-end sales charge                                none                              none
   Maximum deferred sales charge                                 3.00%                             5.00%
   Redemption fee                                                none                              none
   Maximum annual distribution (12b-1)                     0.75% distribution                0.75% distribution
   and shareholder servicing fees                              (12b-1) fee                     (12b-1) fee
                                                           0.25% service fee                 0.25% service fee
   Conversion feature                                             yes                              yes


                                                              Intermediate
                                                               Municipal                       Municipal
   Investor C Shares                                           Bond Funds                        Bond Funds
   Maximum amount you can buy                                    no limit                         no limit
   Maximum front-end sales charge                                  none                             none
   Maximum deferred sales charge                                   1.00%                            1.00%
   Redemption fee                                                  none                             none
   Maximum annual distribution (12b-1)                      0.75% distribution               0.75% distribution
   and shareholder servicing fees                               (12b-1) fee                      (12b-1) fee
                                                            0.25% service fee                 0.25% service fee
   Conversion feature                                              none                             none


The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or CDSC that applies and when you're required to pay the charge.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower distribution (12b-1) and shareholder servicing fees than Investor B and Investor C Shares, which means that Investor A Shares can be expected to earn relatively higher dividends per share.

Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can accumulate distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Funds, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in ABOUT INVESTOR B SHARES.

[GRAPHIC APPEARS HERE]

     THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

     THE NET ASSET VALUE PER SHARE IS THE PRICE CALCULATED BY A FUND FOR A SHARE AT THE END OF EVERY BUSINESS DAY.

[GRAPHIC APPEARS HERE]

ABOUT INVESTOR A SHARES

There is no limit to the amount you can invest in Investor A Shares. You may pay a front-end sales charge when you buy your shares, or in some cases, a contingent deferred sales charge (CDSC) when you sell your shares.

FRONT-END SALES CHARGE

You'll pay a front-end sales charge when you buy Investor A Shares, unless:

o you qualify for a reduction or waiver of the sales charge. You can find out if you qualify for a reduction or waiver in WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE.

o    you're reinvesting dividends or distributions

The sales charge you'll pay depends on the Fund you're buying, and the amount you're investing -- the larger the investment, the smaller the sales charge.



                                                                                        Amount retained
                                  Sales charge                Sales charge             by selling agents
                                  as a % of the              as a % of the               as a % of the
                                 offering price             net asset value              offering price
Amount you bought                   per share                  per share                    per share

   Intermediate Municipal
   Bond Funds
   $0-$99,999                          3.25%                      3.36%                       3.00%
   $100,000-$249,999                   2.50%                      2.56%                       2.25%
   $250,000-$499,999                   2.00%                      2.04%                       1.75%
   $500,000-$999,999                   1.50%                      1.53%                       1.25%
   $1,000,000 or more                  0.00%                      0.00%                       minimum 1.00%(1)

   MUNICIPAL BOND FUNDS

   $0-$49,999                              4.75%                      4.99%                       4.25%
   $50,000-$99,999                         4.50%                      4.71%                       4.00%
   $100,000-$249,999                       3.50%                      3.63%                       3.00%
   $250,000-$499,999                       2.50%                      2.56%                       2.25%
   $500,000-$999,999                       2.00%                      2.04%                       1.75%
   $1,000,000 or more                      0.00%                      0.00%                       minimum 1.00%(1)

(1) 1.00% on the first $3,000,000, plus 0.50% on the next $47,000,000, plus
    0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within two years from the time they were bought. Please see HOW SELLING AGENTS ARE PAID for more information.

CONTINGENT DEFERRED SALES CHARGE

You'll pay a CDSC if you buy $1,000,000 or more of Investor A Shares and sell them within two years of buying them.

If you sell your shares                                     You'll pay a CDSC of
during the first year you own them                          1.00%
during the second year you own them                         0.50%

The CDSC is calculated from the day your purchase is accepted (the TRADE DATE). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested dividends and distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

REDEMPTION FEE

There are two situations when we'll charge a 1% redemption fee on the sale of Investor A Shares:

o if you bought $1,000,000 or more Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them

o if an employee benefit plan made its initial investment in Investor A Shares between July 31, 1997 and November 15, 1998 and sold those shares within 18 months of buying them because the plan sold all of its Nations Funds holdings.

This fee is deducted from the amount sold and is paid to the Fund. The Fund can reduce or cancel the fee at any time.

[GRAPHIC APPEARS HERE]

ABOUT INVESTOR B SHARES

You can buy up to $250,000 of Investor B Shares in total. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

CONTINGENT DEFERRED SALES CHARGE

You'll pay a CDSC when you sell your Investor B Shares, unless:

o   you bought the shares on or after January 1, 1996 and before August 1, 1997

o   you received the shares from reinvested dividends and distributions

o you qualify for a waiver of the sales charge. You can find out how to qualify for a waiver on page 00.

The CDSC you pay depends on the Fund you bought, when you bought your shares, how much you bought in some cases, and how long you held them.

Your selling agent receives a commission when you buy Investor B Shares. Please see HOW SELLING AGENTS ARE PAID for more information.

Intermediate Municipal Bond Funds


If you sell your shares
during the following year:                                             You'll pay a CDSC of
----------------------------                ------------------------------------------------------------------------------
                                                                                                   Shares
                                                                                                 you bought        Shares
                                               Shares                                           on or after         you
                                             you bought      Shares you bought between             1/1/1996        bought
                                                after         8/1/1997 and 11/15/1998            and before        before
                                              11/15/1998     in the following amounts:             8/1/1997        1/1/1996
                                             ------------    -------------------------           ----------        --------
                                                                                 $500,000-
                                                             $0-$499,999          $999,999
   the first year you own them                  3.0%             3.0%               2.0%            zero             4.0%
   the second year you own them                 3.0%             2.0%               1.0%            zero             3.0%
   the third year you own them                  2.0%             1.0%               zero            zero             3.0%
   the fourth year you own them                 1.0%             zero               zero            zero             2.0%
   the fifth year you own them                  zero             zero               zero            zero             2.0%
   the sixth year you own them                  zero             zero               zero            zero             1.0%
   after six years of owning them               zero             zero               zero            zero             zero

Municipal Bond Funds

If you sell your shares
during the following year:                                            You'll pay a CDSC of
--------------------------            ------------------------------------------------------------------------------------
                                                                                                      Shares
                                                                                                    you bought     Shares
                                            Shares                                                on or after        you
                                         you bought          Shares you bought between                1/1/1996     bought
                                            after            8/1/1997 and 11/15/1998               and before     before
                                          11/15/1998         in the following amounts:                8/1/1997     1/1/1996
                                      ---------------      ---------------------------------------  -----------   -------
                                                                             $250,000-    $500,000-
                                                            $0-$249,999      $499,999     $999,999
   the first year you own them              5.0%                4.0%            3.0%        2.0%         zero      5.0%
   the second year you own them             4.0%                3.0%            2.0%          1.0%       zero      4.0%
   the third year you own them              3.0%                3.0%            1.0%          zero       zero      3.0%
   the fourth year you own them             3.0%                2.0%            zero          zero       zero      2.0%
   the fifth year you own them              2.0%                1.0%            zero          zero       zero      2.0%
   the sixth year you own them              1.0%                zero            zero          zero       zero      1.0%
   after six years of owning them           zero                zero            zero          zero       zero      zero

The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

ABOUT THE CONVERSION FEATURE

Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

Intermediate Municipal Bond Funds

                                                    Will convert to Investor A Shares

Investor B Shares you bought                           after you've owned them for
              after November 15, 1998                          eight years
              between August 1, 1997
              and November 15, 1998
              $0-$499,999                                       six years
              $500,000-$999,999                                 five years
              before August 1, 1997                             six years
              Municipal Bond Funds
                                                   Will convert to Investor A Shares
              Investor B Shares you bought           after you've owned them for
              after November 15, 1998                           eight years
              between August 1, 1997
              and November 15, 1998
              $0-$249,999                                       nine years
              $0-$499,999                                       six years
              $500,000-$999,999                                 five years
              before August 1, 1997                             eight years


The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

Here's how the conversion works:

o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

o Shares are converted at the end of the month in which they become eligible for conversion.

o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

o Any Investor B Shares you received from reinvested dividends or distributions will convert to Investor A Shares at the same time the original purchase is converted.

o If you exchange Investor B Shares of Funds other than money market funds, the conversion date is based on the trade date of your original purchase.

[GRAPHIC APPEARS HERE]

ABOUT INVESTOR C SHARES

There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

CONTINGENT DEFERRED SALES CHARGE

You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

o   you received the shares from reinvested dividends or distributions

o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 00.

The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

Your selling agent receives a commission when you buy Investor C Shares. Please see HOW SELLING AGENTS ARE PAID for more information.

[GRAPHIC APPEARS HERE]

     PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

     YOU SHOULD TELL YOUR INVESTMENT PROFESSIONAL THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER AT THE TIME YOU MAKE THE TRANSACTION.

     WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.

WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

FRONT-END SALES CHARGES

(Investor A Shares)

There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

o    COMBINE PURCHASES YOU'VE ALREADY MADE
     Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own (except money market funds and index funds) with Investor A Shares you've recently bought to calculate the sales charge. You'll pay a sales charge on the current net asset value or the original purchase cost, whichever is higher.

o    COMBINE PURCHASES YOU PLAN TO MAKE
     By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

     o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

     o Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

     o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

     o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

     o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

o    COMBINE PURCHASES WITH FAMILY MEMBERS
     You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Purchases of money market funds don't qualify.

The following people can buy Investor A Shares without paying a front- end sales charge:

o full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

o accounts opened by a bank, trust company or thrift institution, acting as a fiduciary

o individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested through a trust account established with another trustee and invested in the Funds within 90 days. Investors who transfer their proceeds to a fiduciary account may continue to buy shares in the Funds without paying a front-end sales charge.

o Nations Funds' Trustees, Directors and employees of its investment sub-advisers

o registered broker/dealers that have entered into a Nations Fund dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

o registered personnel and employees of these broker/dealers may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of their employer as long as these purchases are made for their own investment purposes

o    employees or partners of any service provider to the Funds

o investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts

You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

CONTINGENT DEFERRED SALES CHARGES
(Investor A, Investor B and Investor C Shares)

You won't pay a CDSC on the following transactions:

o shares sold following the death or disability (as defined in the Internal Revenue Code of 1986 (the tax code)) of a shareholder, including a registered joint owner

o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

o shares sold because Nations Funds combine with another registered company through a merger, acquisition of assets or other transaction

o withdrawals made under the Automatic Withdrawal Plan described in BUYING, SELLING AND EXCHANGING SHARES, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000.

We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America and its affiliates, or by current or former trustee or director of the Nations Funds or other management companies managed by Bank of America.

You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

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     IF YOU DON'T HAVE AN INVESTMENT PROFESSIONAL, CALL US AT 1.800.321.7854.
     WE'LL BE PLEASED TO RECOMMEND INVESTMENT PROFESSIONALS IN YOUR AREA.

     YOUR SELLING AGENT MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.

[GRAPHIC APPEARS HERE]

Buying, selling and exchanging shares

You can invest in the Funds through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1.800.321.7854.

The table below summarizes some key information about buying, selling and exchanging shares. These are described in more detail on the following pages. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.

Please contact your investment professional or selling agent, or call us at
1.800.321.7854 if you have any questions about how to place an order or set up one of our automatic plans.


                       Ways to
                     buy, sell or           How much you can buy,
                       exchange                sell or exchange                         Other things to know
                  ----------------   -----------------------------          -----------------------------------------------------
Buying shares       In a lump sum    minimum initial investment:            There is no limit to the amount you can invest
                                      o $1,000 for regular accounts         in Investor A and C Shares. You can invest up to
                                      o $250 for certain fee-based          $250,000 in Investor B Shares in total.
                                        investment accounts
                                      minium additional investment:
                                      o $100 for all accounts

                     Using our        minimum initial investment:            You can buy shares monthly, twice a month or
                     Systematic       o $100                                 quarterly, using automatic transfers from your
                     Investment Plan  minimum additional investment:         bank account.
                                      o $50
 ---------------   ----------------- ------------------------------------   ----------------------------------------------------
 Selling shares      In a lump sum    o you can sell up to $50,000 of your   We'll deduct any CDSC from the amount you're
                                      shares by telephone, otherwise         selling and send you or your selling agent the
                                      there are no limits to the amount      balance, usually within three business days of
                                      you can sell                           receiving your order.
                                      o other restrictions may apply to
                                      withdrawals from retirement plan
                                      accounts


                      Using our       o minimum $25 per withdrawal           Your account balance must be at least $10,000
                      Automatic                                              to set up the plan. You can make withdrawals
                      Withdrawal Plan                                        monthly, twice a month or quarterly. We'll send
                                                                             your money by check or deposit it directly to
                                                                             your bank account. No CDSC is deducted if you
                                                                             withdraw 12% or less of the value of your shares
                                                                             in a class.
----------------   ---------------  -------------------------------------    ------------------------------------------------------
Exchanging shares   In a lump sum    o minimum $1,000 per exchange           Investor A Shares:
                                                                             o You can exchange Investor A Shares of a Fund
                                                                               for Investor A Shares of all other Nations
                                                                               Funds, except index You generally won't
                                                                               pay a front-end sales charge on the shares
                                                                               you're buying, or a CDSC or redemption fee
                                                                               on the shares you're selling.
                                                                             Investor B Shares:
                                                                             o You can exchange Investor B Shares of a
                                                                               Fund for Investor B Shares of all other
                                                                               Nations Funds, or for Investor C Shares
                                                                               of money market funds. You won't pay a
                                                                               CDSC on the shares you're selling.
                                                                             Investor C Shares:
                                                                             o You can exchange Investor C Shares of a
                                                                               Fund, except money market funds, for
                                                                               Investor C Shares of all other Nations
                                                                               Funds, except money market funds or index
                                                                               funds, or for Daily Shares of money market
                                                                               funds. You won't pay a CDSC on the shares
                                                                               you're selling.

                     Using our        o minimum $25 per exchange             o Not available for Investor B Shares.
                     Automatic                                               o You must already have an investment in the
                     Exchange                                                  Funds you want to buy and sell. You can
                     Feature                                                   make exchanges monthly or quarterly.

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     A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN.
     A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE), USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

     THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

HOW SHARES ARE PRICED
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN A FUND
The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We may refuse any order. If this happens, we'll return any money we've received to your selling agent.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.

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     THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY
     SALES CHARGE THAT APPLIES.

     THE NET ASSET VALUE PER SHARE IS THE PRICE CALCULATED FOR A FUND AT THE END OF EVERY BUSINESS DAY.

[GRAPHIC APPEARS HERE]

BUYING SHARES

Here are some general rules for buying shares:

     o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at the net asset value per share.

     o If we don't receive your money within three business days of receiving your order, we'll refuse the order and notify your selling agent.

     o Selling agents are responsible for sending orders to us and ensuring we your money on time.

     o Shares you buy are recorded on the books of the Fund. We don't issue certificates unless you ask for them in writing, and we don't issue certificates for fractions of shares.

MINIMUM INITIAL INVESTMENT

The minimum initial amount you can buy is usually $1,000.

If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

     o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

     o  $100 for Systematic Investment Plans

MINIMUM ADDITIONAL INVESTMENT

You can make additional purchases of as little as $100, or $50 if you use our Systematic Investment Plan. SYSTEMATIC INVESTMENT PLAN You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

     o  You can buy shares twice a month, monthly or quarterly.

     o You can choose to have us transfer your money on or about the 15th or the last day of the month.

     o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 0, 1997. For details, please contact your investment professional.

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     FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE PAGE 00.

[GRAPHIC APPEARS HERE]

     SELLING SHARES

Here are some general rules for selling shares:

     o We'll deduct any CDSC from the amount you're selling and send you o the balance.

     o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you within three business days after Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

     o If you're selling your shares directly through us, we'll send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

     o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

     o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.

     o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

     o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares, or delay payment of the sale proceeds for up to seven days.

     We may sell your shares:

     o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this

     o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

     o  under certain other circumstances allowed under the 1940 Act.

[GRAPHIC APPEARS HERE]

     YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

AUTOMATIC WITHDRAWAL PLAN The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

     o  Your account balance must be at least $10,000 to set up the plan.

     o If you set up the plan after you've opened your account, your signature must be guaranteed.

     o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

     o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

     o We'll send you a check or deposit the money directly to your bank account.

     o You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your Fund is earning, you'll eventually use up your original investment.

[GRAPHIC APPEARS HERE]

EXCHANGING SHARES

You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

Here's how exchanges work:

     o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

     o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

     o You may only make an exchange into a Fund that is legally sold in your state of residence.

     o You generally may only make an exchange into a Fund that is accepting investments.

     o We may limit the number of exchanges you can make within a specified period of time.

     o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

     o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.

EXCHANGING INVESTOR A SHARES

You can exchange Investor A Shares of a Fund for Investor A Shares of all other Nations Funds, except index funds.

Here are some rules for exchanging Investor A Shares:

     o You won't pay a front-end sales charge on the shares of the Fund you're buying if:

     o  you're selling shares of a Fund other than a money market fund, and

     o the maximum sales charge that applies to the shares you're buying is equal to or less than:

     o  the sales charge you paid on the shares of the Fund you're selling, plus

     o any sales charge you paid on Investor A Shares of any other Fund that you previously exchanged to buy those shares. You must tell First Data, Stephens or their agents about the previous exchange.

     o You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

     o You won't pay a redemption fee on the shares you're selling. Any redemption fee will be deducted later on when you sell the shares you received from the exchange. The fee will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received shares of a money market fund. In that case, the fee will only be based on the period from when you bought the original shares until you sold them. Any redemption fee will be paid to the original Fund.

EXCHANGING INVESTOR B SHARES

You can exchange Investor B Shares of a Fund for Investor B Shares of all other Nations Funds, or for Investor C Shares of money market funds.

You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received Investor C Shares of a money market fund. In that case, the CDSC will only be based on the period from when you bought the original shares until you sold them.

EXCHANGING INVESTOR C SHARES

You can exchange Investor C Shares of a Fund, except money market funds, for:

     o Investor C Shares of all other Nations Funds, except money market funds or index funds

     o  Daily Shares of money market funds

You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received Daily Shares of a money market fund. In that case, the CDSC will only be based on the period from when you bought the original shares until you sold them.

You'll pay a CDSC when you sell your shares within 30 days of receiving them from an exchange. Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption. AUTOMATIC EXCHANGE FEATURE The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

     o Send your request to First Data in writing or call [First Data's telephone number].

     o You must already have an investment in the Funds you want to buy and sell.

     o You can choose to have us transfer your money on or about the 15th or the last day of the month.

     o  The rules for making exchanges apply to automatic exchanges.

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     THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S
     PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

     YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED TO YOUR ACCOUNT.

[GRAPHIC APPEARS HERE]

How selling agents are paid

Your selling agent usually receives compensation when you invest in the Funds. The kind and amount of the compensation depends on the share class in which you invest.

Selling agents typically pay a portion of the compensation they receive to their investment professionals.

COMMISSIONS
Your selling agent may receive a commission when you buy a Fund. The amount of the commission depends on which share class you choose:

     o up to [0.00%] of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares.

     o up to [0.00%] of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

     o up to [0.00%] of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES Selling agents may receive annual distribution (12b-1) and shareholder servicing fees to cover the costs of selling shares and providing services to investors.

The amount of the fee depends on the class of shares you own:



                                              Maximum annual distribution (12b-1)
                                                 and shareholder servicing fees
                                          (as an annual % of average daily net assets)
  Investor A Shares                 0.25% combined distribution (12b-1) and servicing fee
  Investor B Shares                 0.75% distribution (12b-1) fee, 0.25% servicing fee
  Investor C Shares                 0.75% distribution (12b-1) fee, 0.25% servicing fee


  Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment, and may cost you more than any sales charges you may pay.

  We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We and Stephens may reduce or discontinue payments at any time.

OTHER COMPENSATION Selling agents may also receive:

o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period

o    additional amounts on all sales of shares:

  o  up to 1.00% of the offering price per share of Investor A Shares

  o  up to 4.00% of the net asset value per share of Investor B Shares

  o  up to 0.75% of the net asset value per share of Investor C Shares

o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the 12b-1 plan or when a CDSC is deducted. Stephens may cancel any compensation program at any time.

BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

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  THE POWER OF COMPOUNDING

     YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.

     REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

     PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.

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Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

     o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

     o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

The Funds declare distributions of net investment income daily and pay them monthly.

A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

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     THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR
     INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

[GRAPHIC APPEARS HERE]

     FOR MORE INFORMATION ABOUT
     TAXES, PLEASE SEE THE SAI.

HOW TAXES AFFECT YOUR INVESTMENT
Distributions that come from a Fund's tax-exempt interest income are generally free from federal income tax and state income taxes (in Florida, the tax on intangible personal property). Texas doesn't impose income tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

Any distributions that come from taxable income or realized capital gains are generally subject to tax. Distributions that come from net investment income and any net short-term capital gain (generally the excess of net short-term capital gain over net long-term capital loss) generally are taxable to you as ordinary income. Distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates. Corporate shareholders will not be able to deduct any distributions from a Fund when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

WITHHOLDING TAX
We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

o    the IRS informs us that you're otherwise subject to backup withholding.

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC APPEARS HERE]

Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

[financial highlights tables for each Fund here]

     [indexes to be added once benchmarks are provided for the money market funds and any other outstanding fixed income and money market modules]

[GRAPHIC APPEARS HERE]

Terms used in this prospectus

ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You REALIZE a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

COLLATERALIZED MORTGAGE OBLIGATION (CMO) - a debt security that is backed by mortgage loans or mortgage pass-through certificates. The underlying assets of a CMO are separated into classes, called tranches, based on maturity. Each tranch pays a different rate of interest. Payments of principal and interest on the underlying assets fund the income payments on the CMO.

COMMERCIAL PAPER - a money market instrument issued by a large company.

COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.

FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

LEHMAN GOVERNMENT BOND INDEX - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MORTGAGE-RELATED SECURITY - a debt security that is backed by a mortgage or pool of mortgages.

MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.

PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

PREREFUNDED BONDS - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.

REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

[Are any trademarking/disclosure footnotes required for Lehman or Merrill Lynch indexes?]

[GRAPHIC APPEARS HERE]

Where to find more information

You'll find more information about the State Municipal Bond Funds in the following documents:

[GRAPHIC APPEARS HERE]

ANNUAL AND SEMI-ANNUAL REPORTS
The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC APPEARS HERE]

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents by contacting Nations Funds:

By telephone: 1.800.321.7854

By mail:
NATIONS FUNDS
C/O STEPHENS INC.
ONE BANK OF AMERICA PLAZA
33RD FLOOR CHARLOTTE, NC 28255

On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND

If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-6009
1.800.SEC.0330
HT.//WWW.SEC.GOV

[NATIONS FUNDS LOGO APPEARS HERE]
NATIONS FUNDS
INVESTMENTS FOR A LIFETIME(SM)


SEC file numbers:
[Nations Fund Trust, 811-04305]
NF-00000-8/99

[GRAPHIC APPEARS HERE]

FIXED INCOME FUNDS
PROSPECTUS  --  INVESTOR A, B AND C SHARES

                                                                 AUGUST 1, 1999

Fixed Income Funds
NATIONS SHORT-TERM INCOME FUND
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
NATIONS GOVERNMENT SECURITIES FUND
NATIONS STRATEGIC FIXED INCOME FUND
NATIONS U.S. GOVERNMENT BOND FUND
NATIONS DIVERSIFIED INCOME FUND
NATIONS INTERMEDIATE BOND FUND

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEED

                                               [NATIONS FUNDS LOGO APPEARS HERE]
                                               INVESTMENSTS FOR A LIFETIME(SM)

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                TERMS USED IN THIS PROSPECTUS

                IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.

 [GRAPHIC APPEARS HERE]
                 YOU'LL FIND TERMS USED IN
                 THIS PROSPECTUS ON PAGE 0.

[GRAPHIC APPEARS HERE]
                FOR MORE INFORMATION

                YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.

 This booklet, which is called a prospectus, tells you about some of the Nations Funds fixed income funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

 These Funds focus on the potential to earn income by investing primarily in FIXED INCOME SECURITIES. Fixed income securities also have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. There's a risk that you'll lose money, or you may not earn as much as you expect.

 This makes these Funds best suited for investors who are looking for income, or have longer-term investment goals. These Funds may not be suitable for people who are not prepared to accept or are unable to bear the risks associated with fixed income securities, or who have short-term income needs.

 You'll find a discussion of each Fund's principal investments, strategies and
 risks in the Fund descriptions that start on page   .

 If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.


                                               [NATIONS FUNDS LOGO APPEARS HERE]
                                               INVESTMENSTS FOR A LIFETIME(SM)

WHAT'S INSIDE
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]
                BANC OF AMERICA ADVISORS, INC.

                BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED SUB-ADVISERS, WHICH ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

[GRAPHIC APPEARS HERE]
                 YOU'LL FIND MORE ABOUT
                 BAAI AND THE SUB-ADVISERS
                 STARTING ON PAGE   .

                THE FIXED INCOME FUNDS PROVIDE MONTHLY INCOME BY INVESTING IN BONDS AND OTHER FIXED INCOME SECURITIES.


[GRAPHIC APPEARS HERE]
About the funds
Fixed Income Funds
NATIONS SHORT-TERM INCOME FUND                                    4
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND                        8
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS GOVERNMENT SECURITIES FUND                               12
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS STRATEGIC FIXED INCOME FUND                              16
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS U.S. GOVERNMENT BOND FUND                                20
Sub-adviser: Boatmen's Capital Management, Inc.
-------------------------------------------------------------------
NATIONS DIVERSIFIED INCOME FUND                                  24
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
NATIONS INTERMEDIATE BOND FUND                                   28
Sub-adviser: TradeStreet Investment Associates, Inc.
-------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      32
-------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                        33

[GRAPHIC APPEARS HERE]
    About your investment

INFORMATION FOR INVESTORS
  Choosing a share class                                         36
  Buying, selling and exchanging shares                          47
  How selling agents are paid                                    56
  Distributions and taxes                                        58
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             60
-------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                    61
-------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                           BACK COVER

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]
                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]
                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]
                CORPORATE FIXED INCOME SECURITIES

                THIS FUND FOCUSES ON FIXED INCOME SECURITIES ISSUED BY CORPORATIONS. CORPORATE FIXED INCOME SECURITIES HAVE THE POTENTIAL TO PAY HIGHER INCOME THAN U.S. TREASURY SECURITIES WITH SIMILAR MATURITIES, BUT THEY ALSO TEND TO BE MORE SENSITIVE TO CHANGES IN INTEREST RATES.

 Nations Short-Term Income Fund

[GRAPHIC APPEARS HERE]
        INVESTMENT OBJECTIVE
        This Fund seeks high current income consistent with minimal fluctuations of principal.

[GRAPHIC APPEARS HERE]
        PRINCIPAL INVESTMENT STRATEGIES This Fund normally invests at least 65% of its total assets in INVESTMENT GRADE fixed income securities. The portfolio management team may choose unrated securities if it believes they are of similar quality to rated securities at the time of investment.

 The Fund may invest in:

   o corporate DEBT SECURITIES, including bonds, notes and debentures

   o MORTGAGE-RELATED SECURITIES issued by governments

   o ASSET-BACKED SECURITIES

   o U.S. GOVERNMENT OBLIGATIONS

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be five years or less, and its DURATION will be 3 years or less.

 When selecting individual investments, the portfolio management team:

   o looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation

   o allocates assets among U.S. government securities, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities; asset-backed securities and corporate securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

   o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

   o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

   o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC APPEARS HERE]
                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]
        RISKS AND OTHER THINGS TO CONSIDER
        Nations Short-Term Income Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

        o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC APPEARS HERE]
        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]
                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]
                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                 1 year      5 years     10 years
        Investor A Shares                         0.00%        0.00%       0.00%
        Investor B Shares                         0.00%        0.00%       0.00%
        Investor C Shares                         0.00%        0.00%       0.00%
        Merrill Lynch 1-3 Year Treasury Index     0.00%        0.00%       0.00%

        The Merrill Lynch 1-3 Year Treasury Index is an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                   Investor A     Investor B     Investor C
        Fees you pay directly                       Shares         Shares         Shares
        Maximum sales charge (load)
        when you buy your shares                     1.00%         none             none
        Maximum deferred sales charge (load)
        when you sell your shares                    none(1)       none           1.00%(2)
        Redemption fee, as a percentage
        of the amount sold                           none(3)       none             none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                              0.00%         0.00%           0.00%
        Distribution (12b-1) and service fees        0.00%         0.00%           0.00%
        Other expenses                               0.00%         0.00%           0.00%
        Total annual fund operating expenses         0.00%         0.00%           0.00%
        Fee waivers and/or reimbursements            0.00%         0.00%           0.00%
        Total net expenses(4)                        0.00%         0.00%           0.00%

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

     (2) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

     (3) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

     (4) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor A Shares      $000       $000        $000        $000
  Investor B Shares      $000       $000        $000        $000
  Investor C Shares      $000       $000        $000        $000

      If you bought Investor B Shares and didn't sell them, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor B Shares        $000        $000        $000         $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

                U.S. GOVERNMENT SECURITIES

                THIS FUND INVESTS ALMOST ALL OF ITS ASSETS IN SECURITIES THAT ARE EITHER ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES. THIS MEANS THE FUND'S VALUE TENDS TO CHANGE LESS WHEN INTEREST RATES CHANGE, BUT IT COULD EARN LESS INCOME THAN FUNDS THAT INVEST IN OTHER KINDS OF FIXED INCOME SECURITIES.

 Nations Short-Intermediate Government Fund

[GRAPHIC APPEARS HERE]
        INVESTMENT OBJECTIVE
        This Fund seeks high current income consistent with modest fluctuation of principal.

[GRAPHIC APPEARS HERE]
        PRINCIPAL INVESTMENT STRATEGIES
        This Fund invests almost all of its assets in U.S. GOVERNMENT OBLIGATIONS and REPURCHASE AGREEMENTS relating to these obligations. It may invest in MORTGAGE-RELATED SECURITIES issued by governments or corporations.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be five years or less, and its DURATION will be four years or less.

 When selecting individual investments, the portfolio management team looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation. The portfolio management team:

        o allocates assets primarily among U.S. government securities, including securities issued by government agencies, mortgage-backed securities and U.S. Treasury securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

        o selects securities using structure analysis, which evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

        o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

[GRAPHIC APPEARS HERE]
                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]
        RISKS AND OTHER THINGS TO CONSIDER
        Nations Short-Intermediate Government Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

        o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o DERIVATIVES RISK - This Fund may invest in derivatives. There is always a risk that these investments could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

        o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, should not affect the amount of income they pay.

[GRAPHIC APPEARS HERE]
        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                                     1 year      5 years     10 years
        Investor A Shares                             0.00%        0.00%       0.00%
        Investor B Shares                             0.00%        0.00%       0.00%
        Investor C Shares                             0.00%        0.00%       0.00%
        Lehman Intermediate Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Intermediate Government Bond Index is an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

[GRAPHIC APPEARS HERE]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                   Investor A     Investor B     Investor C
        Fees you pay directly                        Shares         Shares         Shares

        Maximum sales charge (load)
        when you buy your shares                      3.25%          none           none
        Maximum deferred sales charge (load)
        when you sell your shares                     none(1)        3.00%(2)       1.00%(3)
        Redemption fee, as a percentage
        of the amount sold                            none(4)        none           none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                              0.00%           0.00%          0.00%
        Distribution (12b-1) and service fees        0.00%           0.00%          0.00%
        Other expenses                               0.00%           0.00%          0.00%
        Total annual fund operating expenses         0.00%           0.00%          0.00%
        Fee waivers and/or reimbursements            0.00%           0.00%          0.00%
        Total net expenses(5)

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

      (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 0 for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

      (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor A Shares       $000       $000        $000        $000
  Investor B Shares       $000       $000        $000        $000
  Investor C Shares       $000       $000        $000        $000

      If you bought Investor B Shares and didn't sell them, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor B Shares       $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

                MORTGAGE-BACKED SECURITIES

                THIS FUND INVESTS PRIMARILY IN U.S. GOVERNMENT OBLIGATIONS, BUT PART OF ITS INVESTMENT STRATEGY IS TO INVEST IN MORTGAGE-BACKED SECURITIES. MORTGAGE-BACKED SECURITIES TEND TO PAY HIGHER INCOME THAN U.S. TREASURY BONDS AND OTHER GOVERNMENT-BACKED BONDS WITH SIMILAR MATURITIES, BUT ALSO HAVE SPECIFIC RISKS ASSOCIATED WITH THEM. THEY PAY A MONTHLY INCOME THAT INCLUDES INTEREST AS WELL AS A PORTION OF THE PRINCIPAL ON THE UNDERLYING MORTGAGES.

 Nations Government Securities Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks high current income consistent with moderate fluctuation of principal.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund invests at least 65% of its assets in intermediate-term U.S. GOVERNMENT OBLIGATIONS.

     It may invest in:

        o MORTGAGE-RELATED SECURITIES issued by governments or corporations

        o ASSET-BACKED SECURITIES or MUNICIPAL SECURITIES rated INVESTMENT GRADE at the time of investment, or unrated if the portfolio management team believes they are of comparable quality to rated securities at the time of investment.

        o corporate DEBT SECURITIES, including bonds, notes and debentures rated investment grade at the time of investment, or unrated it the portfolio management team believes they are of comparable quality to rated securities at the time of investment

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between five and 30 years.

     When selecting individual investments, the portfolio management team:

        o looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation

        o allocates assets primarily among U.S. government securities, including securities issued by government agencies, MORTGAGE-BACKED SECURITIES and U.S. Treasury securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

        o selects securities using structure analysis, which evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Government Securities Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

        o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o DERIVATIVES RISK - This Fund may invest in derivatives. There is always a risk that these investments could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

        o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                     1 year      5 years     10 years
        Investor A Shares                             0.00%        0.00%       0.00%
        Investor B Shares                             0.00%        0.00%       0.00%
        Investor C Shares                             0.00%        0.00%       0.00%
        Lehman Intermediate Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Intermediate Treasury Index is an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                 Investor A     Investor B     Investor C
        Fees you pay directly                      Shares         Shares         Shares
        Maximum sales charge (load)
        when you buy your shares                    4.75%          none           none
        Maximum deferred sales charge
        (load) when you sell your shares            none(1)        5.00%(2)         1.00%(3)
        Redemption fee, as a percentage
        of the amount sold                          none(4)        none           none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                             0.00%           0.00%         0.00%
        Distribution (12b-1) and service fees       0.00%           0.00%         0.00%
        Other expenses                              0.00%           0.00%         0.00%
        Total annual fund operating expenses        0.00%           0.00%         0.00%
        Fee waivers and/or reimbursements           0.00%           0.00%         0.00%
        Total net expenses(5)                         0.00%           0.00%         0.00%

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

      (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 0 for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

      (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:



                        1 year     3 years     5 years     10 years
  Investor A Shares     $000       $000        $000        $000
  Investor B Shares     $000       $000        $000        $000
  Investor C Shares     $000       $000        $000        $000

        If you bought Investor B Shares and didn't sell them, your costs would be:


                        1 year     3 years     5 years     10 years
  Investor B Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

                MORE INVESTMENT OPPORTUNITIES

                THIS FUND CAN INVEST IN A WIDE RANGE OF FIXED INCOME SECURITIES AS LONG AS THEY'RE INVESTMENT GRADE. THIS ALLOWS THE PORTFOLIO MANAGEMENT TEAM TO FOCUS ON SECURITIES THAT OFFER THE POTENTIAL FOR HIGHER RETURNS. FIXED INCOME SECURITIES WITH THE LOWEST INVESTMENT GRADE RATING, HOWEVER, TEND TO BE MORE SENSITIVE TO CREDIT RISK.

 Nations Strategic Fixed Income Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks total return by investing in INVESTMENT GRADE FIXED INCOME SECURITIES.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 65% of its assets in investment grade fixed income securities. The portfolio management team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment.

      The Fund may invest in:

        o corporate DEBT SECURITIES, including bonds, notes and debentures

        o U.S. GOVERNMENT OBLIGATIONS

        o foreign debt securities denominated in U.S. dollars

        o MORTGAGE-RELATED SECURITIES issued by governments

        o ASSET-BACKED SECURITIES

        o MUNICIPAL SECURITIES

        o dividend-paying PREFERRED and COMMON STOCK

 It may also invest any amount of its assets in high quality MONEY MARKET INSTRUMENTS, REPURCHASE AGREEMENTS and cash, if market conditions warrant it. These securities may be issued by foreign banks and foreign branches of U.S. banks.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be [up to 10 years] and will never be more than 15 years.

     When selecting individual investments, the portfolio management team:

        o looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation

        o allocates assets primarily among U.S. government securities, including securities issued by government agencies, MORTGAGE-BACKED SECURITIES and U.S. Treasury securities; and corporate securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

  o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations Strategic Fixed Income Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

        o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

     o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                                       1 year      5 years     10 years
        Investor A Shares               0.00%        0.00%       0.00%
        Investor B Shares               0.00%        0.00%       0.00%
        Investor C Shares               0.00%        0.00%       0.00%
        Lehman Aggregate Bond Index     0.00%        0.00%       0.00%

        The Lehman Aggregate Bond Index is made up of the Lehman Government/ Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

[GRAPHIC APPEARS HERE]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                   Investor A     Investor B     Investor C
        Fees you pay directly                        Shares         Shares         Shares
        Maximum sales charge (load)
        when you buy your shares                     3.25%          none           none
        Maximum deferred sales charge (load)
        when you sell your shares                    none(1)        3.00%(2)       1.00%(3)
        Redemption fee, as a percentage
        of the amount sold                           none(4)        none           none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                              0.00%           0.00%         0.00%
        Distribution (12b-1) and service fees        0.00%           0.00%         0.00%
        Other expenses                               0.00%           0.00%         0.00%
        Total annual fund operating expenses         0.00%           0.00%         0.00%
        Fee waivers and/or reimbursements            0.00%           0.00%         0.00%
        Total net expenses(5)

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

      (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 0 for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

      (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      This example assumes:

        o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor A Shares       $000       $000        $000        $000
  Investor B Shares       $000       $000        $000        $000
  Investor C Shares       $000       $000        $000        $000

      If you bought Investor B Shares and didn't sell them, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor B Shares       $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                BOATMEN'S CAPITAL MANAGEMENT, INC. (BOATMEN'S) IS THIS FUND'S SUB-ADVISER. THE INVESTMENT COMMITTEE OF BOATMEN'S CAPITAL MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT BOATMEN'S ON PAGE 0.

[GRAPHIC APPEARS HERE]

                LONGER-TERM SECURITIES

                THIS FUND INVESTS IN SECURITIES WITH LONGER TERMS. LONGER-TERM SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN SECURITIES WITH SHORTER TERMS, BUT THEY ARE ALSO MORE SENSITIVE TO CHANGES IN INTEREST RATES.

 Nations U.S. Government Bond Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks total return and preservation of capital by investing in U.S. government securities and REPURCHASE AGREEMENTS collateralized by such securities.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 65% of its assets in U.S. government securities and repurchase agreements secured by these securities.

      The Fund may also invest in:

        o ZERO COUPON BONDS

        o corporate DEBT SECURITIES rated INVESTMENT GRADE at the time of investment, or unrated it the portfolio management team believes they are of comparable quality to investment grade securities at the time of investment

        o foreign debt securities denominated in U.S. dollars.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be between five and 30 years.

 When selecting individual investments, the portfolio management team uses a disciplined, prudent approach, based on its analysis of economic trends. The team:

        o looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation

        o emphasizes securities with a longer duration when it believes that the economy is in a period of stable inflation

        o emphasizes securities with a shorter duration when it expects a period of rising inflation

        o uses a variety of other techniques to help manage risk

      The Fund may engage in DOLLAR ROLL TRANSACTIONS.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER
        Nations U.S. Government Bond Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

        o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o DERIVATIVES RISK - This Fund may invest in derivatives. There is always a risk that these investments could result in losses, reduce returns, increase transaction costs and increase the Fund's volatility.

        o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                           1 year      5 years     10 years
        Investor A Shares                 0.00%        0.00%       0.00%
        Investor B Shares                 0.00%        0.00%       0.00%
        Investor C Shares                 0.00%        0.00%       0.00%
        Lehman Government Bond Index      0.00%        0.00%       0.00%

        The Lehman Government Bond Index is an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

[GRAPHIC APPEARS HERE]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                   Investor A     Investor B     Investor C
        Fees you pay directly                        Shares         Shares         Shares

        Maximum sales charge (load)
        when you buy your shares                     4.75%          none           none
        Maximum deferred sales charge
        (load) when you sell your shares             none(1)        5.00%(2)       1.00%(3)
        Redemption fee, as a percentage
        of the amount sold                           none(4)        none           none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                           0.00%           0.00  %        0.00  %
        Distribution (12b-1) and service fees     0.00%           0.00  %        0.00  %
        Other expenses                            0.00%           0.00  %        0.00  %
        Total annual fund operating expenses      0.00%           0.00  %        0.00  %
        Fee waivers and/or reimbursements         0.00%           0.00  %        0.00  %
        Total net expenses(5)                     0.00%           0.00  %        0.00  %

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

      (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 0 for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

      (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor A Shares     $000       $000        $000        $000
  Investor B Shares     $000       $000        $000        $000
  Investor C Shares     $000       $000        $000        $000

      If you bought Investor B Shares and didn't sell them, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor B Shares      $000        $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

                HIGH YIELD BONDS

                ALTHOUGH THIS FUND INVESTS PRIMARILY IN INVESTMENT GRADE SECURITIES, IT CAN INVEST UP TO 35% OF ITS ASSETS IN HIGH YIELD BONDS. HIGH YIELD BONDS OFFER THE POTENTIAL FOR HIGHER INCOME THAN OTHER KINDS OF BONDS WITH SIMILAR MATURITIES, BUT THEY ALSO HAVE HIGHER CREDIT RISK.

                THE FUND TRIES TO MANAGE THIS RISK BY HOLDING A LARGE PART OF ITS ASSETS IN INVESTMENT GRADE DEBT SECURITIES. THIS ALLOWS THE FUND TO MAINTAIN AN AVERAGE QUALITY WELL WITHIN THE INVESTMENT GRADE CATEGORY.

 Nations Diversified Income Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks total return with an emphasis on current income by investing in a diversified portfolio of FIXED INCOME SECURITIES.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        This Fund normally invests at least 65% of its assets in INVESTMENT GRADE DEBT SECURITIES.

      The Fund may invest in:

        o corporate debt securities

        o U.S. GOVERNMENT OBLIGATIONS

        o foreign debt securities denominated in U.S. dollars or foreign currencies

        o MORTGAGE-RELATED SECURITIES issued by governments and non-government issuers

 The Fund may invest up to 35% of its assets in lower-quality fixed income securities ("junk bonds" or "high yield bonds") rated "B" or better by Moody's or S&P. The portfolio management team may choose unrated securities if it believes they are of comparable quality to rated securities at the time of investment.

 The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The Fund's AVERAGE DOLLAR-WEIGHTED MATURITY will normally be more than five years.

     When selecting individual investments, the portfolio management team:

        o looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation

        o allocates assets primarily among U.S. government securities and U.S. corporate securities, including high yield corporate bonds. The allocation is structured to provide the potential for the best return, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

        o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team will invest in securities with lower credit ratings only if it believes that the potential for a higher yield is substantial compared with the risk, and the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.

     o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

     o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC APPEARS HERE]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Diversified Income Fund has the following general risks:

        o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the teams expects, or will fall.

        o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o CREDIT RISK - The Fund could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                                    1 year      5 years     10 years
        Investor A Shares                             0.00%        0.00%       0.00%
        Investor B Shares                             0.00%        0.00%       0.00%
        Investor C Shares                             0.00%        0.00%       0.00%
        Lehman Intermediate Government Bond Index     0.00%        0.00%       0.00%

        The Lehman Corporate Bond Index is an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

[GRAPHIC APPEARS HERE]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                   Investor A     Investor B     Investor C
        Fees you pay directly                        Shares         Shares         Shares
        Maximum sales charge (load)
        when you buy your shares                     4.75%           none         none
        Maximum deferred sales charge
        (load) when you sell your shares             none(1)         5.00%(2)     1.00%(3)
        Redemption fee, as a percentage
        of the amount sold                           none(4)         none         none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)

        Management fees                              0.00%           0.00%        0.00%
        Distribution (12b-1) and service fees        0.00%           0.00%        0.00%
        Other expenses                               0.00%           0.00%        0.00%
        Total annual fund operating expenses         0.00%           0.00%        0.00%
        Fee waivers and/or reimbursements            0.00%           0.00%        0.00%
        Total net expenses(5)                        0.00%           0.00%        0.00%

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

      (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 0 for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

      (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:

                        1 year     3 years     5 years     10 years
  Investor A Shares     $000       $000        $000        $000
  Investor B Shares     $000       $000        $000        $000
  Investor C Shares     $000       $000        $000        $000

      If you bought Investor B Shares and didn't sell them, your costs would be:

                        1 year     3 years     5 years     10 years
  Investor B Shares     $000       $000        $000        $000

ABOUT THE FIXED INCOME FUNDS
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                ABOUT THE SUB-ADVISER

                THE FUND DOES NOT HAVE ITS
                OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER" FUND. FEEDER FUNDS INVEST ALL OF THEIR ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER FUND" OR "MASTER PORTFOLIO."

                BAAI IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND TRADESTREET IS ITS SUB-ADVISER. TRADESTREET'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 TRADESTREET ON PAGE 0.

[GRAPHIC APPEARS HERE]

                LONGER-TERM SECURITIES

                THE MASTER PORTFOLIO INVESTS IN SECURITIES WITH LONGER TERMS. LONGER-TERM SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN SECURITIES WITH SHORTER TERMS, BUT THEY ARE ALSO MORE SENSITIVE TO CHANGES IN INTEREST RATES.

                THE MASTER PORTFOLIO CAN INVEST UP TO 35% OF ITS ASSETS IN MORTGAGE-BACKED SECURITIES. MORTGAGE-BACKED SECURITIES TEND TO PAY HIGHER INCOME THAN U.S. TREASURY BONDS AND OTHER GOVERNMENT-BACKED BONDS WITH SIMILAR MATURITIES. MORTGAGE-BACKED SECURITIES PAY A MONTHLY INCOME THAT INCLUDES INTEREST AS WELL AS A PORTION OF THE PRINCIPAL ON THE UNDERLYING MORTGAGES.

 Nations Intermediate Bond Fund

[GRAPHIC APPEARS HERE]

        INVESTMENT OBJECTIVE
        This Fund seeks to provide interest income and capital appreciation.

[GRAPHIC APPEARS HERE]

        PRINCIPAL INVESTMENT STRATEGIES
        The Fund pursues its investment objective by investing all of its assets in Nations Intermediate Bond Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio normally invests at least 65% of its assets in intermediate and longer-term FIXED INCOME SECURITIES that are INVESTMENT GRADE. The Master Portfolio can invest up to 35% of its assets in MORTGAGE-BACKED SECURITIES, including COLLATERALIZED MORTGAGE OBLIGATIONS
 (CMOs), that are backed by the U.S. government or one of its agencies or instrumentalities.

 The Master Portfolio may also invest 10% of its assets in other kinds of securities, which are described in the SAI.

 The Master Portfolio's AVERAGE PORTFOLIO MATURITY will normally be between three and six years. Its AVERAGE PORTFOLIO DURATION generally will be approximately the same as the Lehman Brothers Intermediate/Corporate Bond Index.

 When selecting individual investments, the portfolio management team looks at a FIXED INCOME SECURITY'S potential to generate both income and price appreciation. The portfolio management team:

        o allocates assets primarily among U.S. corporate securities and mortgage- backed securities, based on its analysis of historical relationships and bond values. The team may change the allocations when market conditions change

        o selects securities using structure analysis, which evaluates the characteristics of a security, including its call features and timing of cash flows, among other things

        o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

        o tries to manage risk by diversifying the Fund's investments in securities of many different issuers

[GRAPHIC APPEARS HERE]

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 00 AND
                 IN THE SAI.

[GRAPHIC APPEARS HERE]
        RISKS AND OTHER THINGS TO CONSIDER
        Nations Intermediate Bond Fund has the following general risks:
        o INVESTMENT STRATEGY RISK - There is a risk that the value of the investments that the portfolio management team chooses for the Master Portfolio will not rise as high as the teams expects, or will fall.

        o INTEREST RATE RISK - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        o CREDIT RISK - The Master Portfolio could lose money if the issuer of a fixed income security is unable to pay interest and repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for securities that are issued or backed by the U.S. government. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

        o CHANGING DIVIDEND LEVELS - The level of dividends paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

        o PREPAYMENT RISK - The value of mortgage-backed securities can fall if the owners of underlying mortgages pay off their mortgages sooner than expected.

        o DERIVATIVES RISK - The Master Portfolio may invest in derivatives. There is always a risk that these investments could result in losses, reduce returns, increase transaction costs and increase the Master Portfolio's volatility.

        o INVESTING IN THE MASTER PORTFOLIO - Other mutual funds and investors can buy shares in the Master Portfolio. For example, the World Horizon U.S. Bond Fund, which is also managed by BAAI or its affiliates, invests all of its assets in the Master Portfolio.

        All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other investors in the Master Portfolio will have different shares prices and returns than the Fund because they all have different sales charges, and ongoing administrative and other expenses. The Fund can withdraw its entire investment from the Master Portfolio if the Board of Trustees of Nations Institutional Reserves believes it's in the best interest of the Fund to do so. It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid. The Fund might also have to pay brokerage, tax or other charges.

[GRAPHIC APPEARS HERE]

        A LOOK AT THE FUND'S PERFORMANCE
        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

[GRAPHIC APPEARS HERE]

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S INVESTOR A SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF SALES CHARGES OR ACCOUNT FEES, AND WOULD BE LOWER IF THEY DID. RETURNS FOR INVESTOR B AND INVESTOR C SHARES ARE DIFFERENT BECAUSE THEY HAVE THEIR OWN EXPENSES, PRICING AND SALES CHARGES.

[GRAPHIC APPEARS HERE]

                THERE ARE TWO KINDS OF FEES - SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                          1 year      5 years     10 years
  Investor A Shares       0.00%        0.00%       0.00%
  Investor B Shares       0.00%        0.00%       0.00%
  Investor C Shares       0.00%        0.00%       0.00%
  [benchmark]             0.00%        0.00%       0.00%
  [benchmark description]

[GRAPHIC APPEARS HERE]
        WHAT IT COSTS TO INVEST IN THE FUND

                                                   Investor A     Investor B     Investor C
        Fees you pay directly                        Shares         Shares         Shares
        Maximum sales charge (load)
        when you buy your shares                     3.25%          none           none
        Maximum deferred sales charge (load)
        when you sell your shares                    none(1)        3.00%(2)       1.00%(3)
        Redemption fee, as a percentage
        of the amount sold                           none(4)        none           none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)(5)

        Management fees                              0.00%          0.00%          0.00%
        Distribution (12b-1) and service fees        0.00%          0.00%          0.00%
        Other expenses                               0.00%          0.00%          0.00%
        Total annual fund operating expenses         0.00%          0.00%          0.00%
        Fee waivers and/or reimbursements            0.00%          0.00%          0.00%
        Total net expenses(6)                        0.00%          0.00%          0.00%

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 0 for details.

[GRAPHIC APPEARS HERE]

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

      (2)This charge decreases over time. Please see page 0 for details. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 00 for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 0 for details.

      (4)A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please see page 0 for details.

      (5)These fees and expenses include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

      (6)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      This example assumes:

        o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above.

      If you sold all your shares at the end of the period, your costs would be:

                       1 year     3 years     5 years     10 years
  Investor A Shares     $000       $000        $000        $000
  Investor B Shares     $000       $000        $000        $000
  Investor C Shares     $000       $000        $000        $000

      If you bought Investor B Shares and didn't sell them, your costs would be:

                         1 year     3 years     5 years     10 years
  Investor B Shares       $000       $000        $000        $000

[GRAPHIC APPEARS HERE]

         Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

        o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

        o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

        o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

        o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

        o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

        o PORTFOLIO TURNOVER - A Fund that replaces -- or turns over -- more than 100% of its securities in a year may have higher brokerage costs than a Fund that is trading less frequently. This may also result in larger distributions of CAPITAL GAINS to shareholders. All of the Funds generally buy securities for capital appreciation, investment income, or both, and do not engage in short-term trading. You'll find the portfolio turnover rate for each Fund in the FINANCIAL HIGHLIGHTS.

        o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

          All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.

          A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

[GRAPHIC APPEARS HERE]

                BANC OF AMERICA ADVISORS, INC.
                ------------------------------

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255

[GRAPHIC APPEARS HERE]

         How the Funds are managed

 INVESTMENT ADVISER
 BAAI is the investment adviser to the fixed income funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation. Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                                Maximum     Actual fee
                                                advisory     paid last
                                                 fee        fiscal year
  Nations Short-Term Income Fund                 0.00         0.00
  Nations Short-Intermediate Government Fund     0.00         0.00
  Nations Government Securities Fund             0.00         0.00
  Nations Strategic Fixed Income Fund            0.00         0.00
  Nations U.S. Government Bond Fund              0.00         0.00
  Nations Diversified Income Fund                0.00         0.00
  Nations Intermediate Bond Fund(1)              0.00         0.00

(1)This Fund doesn't have its own investment adviser because it invests in Nations Intermediate Bond Master Portfolio. BAAI is the investment adviser to the Master Portfolio.

[GRAPHIC APPEARS HERE]

                TRADESTREET INVESTMENT
                ASSOCIATES, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255

[GRAPHIC APPEARS HERE]

                BOATMEN'S CAPITAL
                MANAGEMENT, INC.

                100 NORTH BROADWAY
                ST. LOUIS, MISSOURI 63102

 INVESTMENT SUB-ADVISERS
 Nations Funds and BAAI have engaged investment sub-advisers to provide day-to-day portfolio management for the Funds. These sub-advisers function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

 TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

 Currently managing more than [$70] billion, TradeStreet has more than 140 institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

 TradeStreet is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for each Fund.

  Fund                                           TradeStreet Team
  Nations Short-Term Income Fund                 Fixed Income Management Team
  Nations Short-Intermediate Government Fund     Fixed Income Management Team
  Nations Government Securities Fund             Fixed Income Management Team
  Nations Strategic Fixed Income Fund            Fixed Income Management Team
  Nations Diversified Income Fund                Fixed Income Management Team
  Nations Intermediate Bond Fund(1)              Fixed Income Management Team

 (1)Nations Intermediate Bond Fund doesn't have its own investment sub-adviser because it invests in Nations Intermediate Bond Master Portfolio. TradeStreet is the investment sub-adviser to the Master Portfolio.

 BOATMEN'S CAPITAL MANAGEMENT, INC.
 Boatmen's is a wholly-owned subsidiary of Bank of America. Boatmen's is the investment sub-adviser to Nations U.S. Government Bond Fund. Boatmen's Fixed Income Committee is responsible for making the day-to-day investment decisions for the Fund.

[GRAPHIC APPEARS HERE]

                STEPHENS INC.

                111 CENTER STREET
                LITTLE ROCK, ARKANSAS 72201

[GRAPHIC APPEARS HERE]

                FIRST DATA INVESTOR
                SERVICES GROUP, INC.

                ONE EXCHANGE PLACE
                BOSTON, MASSACHUSETTS 02109

 OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.22% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

                WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA, THAT HAVE SIGNED AN AGREEMENT WITH US OR STEPHENS.

[GRAPHIC APPEARS HERE]

                 FOR MORE INFORMATION
                 ABOUT HOW TO CHOOSE A
                 SHARE CLASS, CONTACT YOUR
                 INVESTMENT PROFESSIONAL OR
                 CALL US AT 1.800.321.7854.

[GRAPHIC APPEARS HERE]

                 FOR MORE INFORMATION
                 ABOUT DISTRIBUTION (12B-1)
                 AND SHAREHOLDER SERVICING
                 FEES, SEE HOW SELLING
                 AGENTS ARE PAID.

[GRAPHIC APPEARS HERE]

         Choosing a share class

 Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares for each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees of the share classes.

                                                    Nations                Nations
                                              Short-Intermediate       U.S. Government
                                               Government Fund,          Bond Fund,
                                               Nations Strategic           Nations
                                              Fixed Income Fund,         Government
                               Nations              Nations           Securities Fund,
                              Short-Term         Intermediate        Nations Diversified
Investor A Shares            Income Fund           Bond Fund             Income Fund

Maximum amount you            no limit             no limit                no limit
can buy
Maximum front-end            1.00%                  3.25%                   4.75%
sales charge
Maximum deferred             none(1)                none(1)                 none(1)
sales charge
Redemption fee               none(2)                none                    none
Maximum annual               0.25%                  0.25%                   0.25%
distribution (12b-1)     combined fee(3)        combined fee            combined fee
and shareholder
servicing fees
Conversion feature           none                 none                    none

(1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within two years of buying them. Please see page 00 for details.

(2) A 1.00% redemption fee applies to investors who bought $1 million or more of Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them. The fee is paid to the Fund. Please se e page 00 for details.

(3) Nations Short-Term Income Fund pays this fee under a separate servicing plan.

                                                                                Nations
                                                                            U.S. Government
                                                                              Bond Fund,
                                                         Nations                Nations
                                                   Short-Intermediate         Government
                                  Nations           Government Fund,       Securities Fund,
                                Short-Term          Nations Strategic     Nations Diversified
Investor B Shares               Income Fund         Fixed Income Fund         Income Fund
  Maximum amount                 $250,000               $250,000              $250,000
  you can buy
  Maximum front-end               none                   none                    none
  sales charge
  Maximum deferred                none                   3.00%                   5.00%
  sales charge
  Redemption fee                  none                   none                    none
  Maximum annual                  0.75%                  0.75%                   0.75%
  distribution (12b-1)        distribution           distribution            distribution
  and shareholder          (12b-1) fee            (12b-1) fee            (12b-1) fee
  servicing fees           0.25% service fee      0.25% service fee      0.25% service fee
  Conversion feature              yes                     yes                    yes

                                                                               Nations
                                                                           U.S. Government
                                                                             Bond Fund,
                                                        Nations                Nations
                                                  Short-Intermediate         Government
                                 Nations           Government Fund,       Securities Fund,
                                Short-Term         Nations Strategic     Nations Diversified
Investor C Shares              Income Fund         Fixed Income Fund         Income Fund

  Maximum amount                no limit              no limit                no limit
  you can buy
  Maximum front-end               none                  none                    none
  sales charge
  Maximum deferred                1.00%                 1.00%                   1.00%
  sales charge
  Redemption fee                  none                  none                    none
  Maximum annual                  0.75%                 0.75%                   0.75%
  distribution (12b-1)        distribution          distribution            distribution
  and shareholder          (12b-1) fee           (12b-1) fee            (12b-1) fee
  servicing fees           0.25% service fee     0.25% service fee      0.25% service fee
  Conversion feature               no                    no                      no

 The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

 The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or CDSC that applies and when you're required to pay the charge.

 Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower distribution (12b-1) and shareholder servicing fees than Investor B and Investor C Shares, which means that Investor A Shares can be expected to earn relatively higher dividends per share.

[GRAPHIC APPEARS HERE]

                THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

                THE NET ASSET VALUE PER SHARE IS THE PRICE CALCULATED BY A FUND FOR A SHARE AT THE END OF EVERY BUSINESS DAY.

 Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can accumulate distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Funds, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in ABOUT INVESTOR B SHARES.

[GRAPHIC APPEARS HERE]

        ABOUT INVESTOR A SHARES

        There is no limit to the amount you can invest in Investor A Shares. You may pay a front-end sales charge when you buy your shares, or in some cases, a contingent deferred sales charge (CDSC) when you sell your shares.

        FRONT-END SALES CHARGE
        You'll pay a front-end sales charge when you buy Investor A Shares, unless:

        o you qualify for a reduction or waiver of the sales charge. You can find out if you qualify for a reduction or waiver in WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE.

        o you're reinvesting dividends or distributions

        The sales charge you'll pay depends on the Fund you're buying, and the amount you're investing -- the larger the investment, the smaller the sales charge.

         Nations Short-Term Income Fund
                                                                              Amount
                                                                             retained
                                                                            by selling
                                Sales charge          Sales charge            agents
                                as a % of the        as a % of the         as a % of the
                               offering price       net asset value       offering price
Amount you bought                 per share            per share             per share
$0-$99,999                        1.00%                1.01%                 0.75%
$100,000-$249,999                 0.75%                0.76%                 0.50%
$250,000-$999,999                 0.50%                0.50%                 0.40%
$1,000,000 or more                0.00%                0.00%                 minimum 1.00%(1)

Nations Short-Intermediate Government Fund
Nations Strategic Fixed Income Fund
Nations Intermediate Bond Fund
------------------------------
                                                                              Amount
                                                                             retained
                                                                            by selling
                                Sales charge          Sales charge            agents
                                as a % of the        as a % of the         as a % of the
                               offering price       net asset value       offering price
  Amount you bought               per share            per share             per share
  $0-$99,999                      3.25%                3.36%                 3.00%
  $100,000- $249,999              2.50%                2.56%                 2.25%
  $250,000- $499,999              2.00%                2.04%                 1.75%
  $500,000- $999,999              1.50%                1.53%                 1.25%
  $1,000,000 or more              0.00%                0.00%                 minimum 1.00%(1)

Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Diversified Income Fund
                                                                              Amount
                                                                             retained
                                                                            by selling
                                Sales charge          Sales charge            agents
                                as a % of the        as a % of the         as a % of the
                               offering price       net asset value       offering price
  Amount you bought               per share            per share             per share
  $0-$49,999                       4.75%                4.99%                 4.25%
  $50,000-$99,999                  4.50%                4.71%                 4.00%
  $100,000-$249,999                3.50%                3.63%                 3.00%
  $250,000-$499,999                2.50%                2.56%                 2.25%
  $500,000-$999,999                2.00%                2.04%                 1.75%
  $1,000,000 or more               0.00%                0.00%                 minimum 1.00%(1)

     (1) 1.00% on the first $3,000,000, plus 0.50% on the next $47,000,000, plus 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within two years from the time they were bought. Please see HOW SELLING AGENTS ARE PAID for more information.

        CONTINGENT DEFERRED SALES CHARGE
        You'll pay a CDSC if you buy $1,000,000 or more of Investor A Shares and sell them within two years of buying them.

If you sell your shares                          You'll pay a CDSC of
during the first year you own them               1.00%
during the second year you own them              0.50%

        The CDSC is calculated from the day your purchase is accepted (the TRADE DATE). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

        You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested dividends and distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        REDEMPTION FEE
        There are two situations when we'll charge a 1% redemption fee on the sale of Investor A Shares:

        o if you bought $1,000,000 or more Investor A Shares between July 31, 1997 and November 15, 1998 and sell them within 18 months of buying them

        o if an employee benefit plan made its initial investment in Investor A Shares between July 31, 1997 and November 15, 1998 and sold those shares within 18 months of buying them because the plan sold all of its Nations Funds holdings.

        This fee is deducted from the amount sold and is paid to the Fund. The Fund can reduce or cancel the fee at any time.

[GRAPHIC APPEARS HERE]

        ABOUT INVESTOR B SHARES

        You can buy up to $250,000 of Investor B Shares in total. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them. Investor B Shares are not available for Nations Short-Term Income Fund.

        CONTINGENT DEFERRED SALES CHARGE
        You'll pay a CDSC when you sell your Investor B Shares, unless:

        o you bought the shares on or after January 1, 1996 and before August 1, 1997

        o you received the shares from reinvested dividends and distributions

        o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 00.

        The CDSC you pay depends on the Fund you bought, when you bought your shares, how much you bought in some cases, and how long you held them.

        Your selling agent receives a commission when you buy Investor B Shares. Please see HOW SELLING AGENTS ARE PAID for more information.

Nations Short-Intermediate Government Fund
Nations Strategic Fixed Income Fund
Nations Intermediate Bond Fund
------------------------------
If you sell your shares during the following year:
--------------------------------------------------
                                                You'll pay a CDSC of
                                ------------------------------------------------
                                                                                    Shares
                                                                                     you
                                                                                    bought        Shares
                                       Shares                                    on or after       you
                                     you bought    Shares you bought between       1/1/1996       bought
                                        after       8/1/1997 and 11/15/1998       and before      before
                                     11/15/1998    in the following amounts:       8/1/1997      1/1/1996
                                    ------------   --------------------------   -------------   ---------
                                                                    $500,000-
                                                    $0-$499,999     $999,999
 the first year you own them           3.0%           3.0%           2.0%           zero           4.0%
 the second year you own them          3.0%           2.0%           1.0%           zero           3.0%
 the third year you own them           2.0%           1.0%           zero           zero           3.0%
 the fourth year you own them          1.0%           zero           zero           zero           2.0%
 the fifth year you own them           zero           zero           zero           zero           2.0%
 the sixth year you own them           zero           zero           zero           zero           1.0%
 after six years of owning them        zero           zero           zero           zero           zero

Nations Government Securities Fund
Nations Diversified Income Fund
Nations U.S. Government Bond Fund
---------------------------------
If you sell your shares during the following year:
--------------------------------------------------
                                                 You'll pay a CDSC of
                                  ----------------------------------------------
                                                                                        Shares
                                                                                         you
                                                                                        bought              Shares
                                     Shares                                          on or after              you
                                   you bought       Shares you bought between          1/1/1996              bought
                                      after          8/1/1997 and 11/15/1998          and before              before
                                   11/15/1998       in the following amounts:          8/1/1997              1/1/1996
                                  ------------ ------------------------------------ -------------            ---------
                                                              $250,000-     $500,000-
                                                $0-$249,999    $499,999     $999,999
 the first year you own them           5.0%           4.0%           3.0%           2.0%           zero          5.0%
 the second year you own them          4.0%           3.0%           2.0%           1.0%           zero          4.0%
 the third year you own them           3.0%           3.0%           1.0%           zero           zero          3.0%
 the fourth year you own them          3.0%           2.0%           zero           zero           zero          2.0%
 the fifth year you own them           2.0%           1.0%           zero           zero           zero          2.0%
 the sixth year you own them           1.0%           zero           zero           zero           zero          1.0%
 after six years of owning them        zero           zero           zero           zero           zero          zero

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

ABOUT THE CONVERSION FEATURE
Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

Nations Short-Intermediate Government Fund
Nations Strategic Fixed Income Fund
Nations Intermediate Bond Fund
------------------------------

                                     Will convert to Investor A Shares
Investor B Shares you bought            after you've owned them for
  after November 15, 1998                      eight years
  between August 1, 1997
  and November 15, 1998
$0-$249,999                                    six years
$250,000-$499,999                              six years
$500,000-$999,999                              five years
before August 1, 1997                          six years

Nations Government Securities Fund
Nations Diversified Income Fund
Nations U.S. Government Bond Fund

                                       Will convert to Investor A Shares
Investor B Shares you bought              after you've owned them for
  after November 15, 1998                        eight years
  between August 1, 1997
  and November 15, 1998
$0-$249,999                                      nine years
$250,000-$499,999                                six years
$500,000-$999,999                                five years
before August 1, 1997                            eight years

        The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

        Here's how the conversion works:

        o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

        o Shares are converted at the end of the month in which they become eligible for conversion.

        o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

        o Any Investor B Shares you received from reinvested dividends or distributions will convert to Investor A Shares at the same time the original purchase is converted.

[GRAPHIC APPEARS HERE]

                PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

                YOU SHOULD TELL YOUR INVESTMENT PROFESSIONAL THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER AT THE TIME YOU MAKE THE TRANSACTION.

                WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.

        o If you exchange Investor B Shares of Funds other than money market funds, the conversion date is based on the trade date of your original purchase.

[GRAPHIC APPEARS HERE]

        ABOUT INVESTOR C SHARES

        There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

        CONTINGENT DEFERRED SALES CHARGE
        You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

        o you received the shares from reinvested dividends or distributions

        o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 00.

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        Your selling agent receives a commission when you buy Investor C Shares. Please see HOW SELLING AGENTS ARE PAID for more information.

        WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

        FRONT-END SALES CHARGES
        (Investor A Shares)

        There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

        o COMBINE PURCHASES YOU'VE ALREADY MADE Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own (except money market funds and index funds) with Investor A Shares you've recently bought to calculate the sales charge. You'll pay a sales charge on the current net asset value or the original purchase cost, whichever is higher.

        o COMBINE PURCHASES YOU PLAN TO MAKE By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

          o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

          o Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

           o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

           o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

           o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

        o COMBINE PURCHASES WITH FAMILY MEMBERS You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Purchases of money market funds don't qualify.

        The following people can buy Investor A Shares without paying a front-end sales charge:

        o full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

        o accounts opened by a bank, trust company or thrift institution, acting as a fiduciary

        o individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested through a trust account established with another trustee and invested in the Funds within 90 days. Investors who transfer their proceeds to a fiduciary account may continue to buy shares in the Funds without paying a front-end sales charge.

        o Nations Funds' Trustees, Directors and employees of its investment sub-advisers

        o registered broker/dealers that have entered into a Nations Fund dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

        o registered personnel and employees of these broker/dealers may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of their employer as long as these purchases are made for their own investment purposes

        o employees or partners of any service provider to the Funds

        o investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts

        The following plans can buy Investor A Shares without paying a front-end sales charge:

        o pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the tax code

        o employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

           o have at least $500,000 invested in Investor A Shares of Nations Funds (except money market funds), or

           o sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except money market funds), or

           o be an employer-sponsored plan with at least 100 eligible participants, or

           o be a participant in an alliance program that has signed an agreement with the Fund or a selling agent. Stephens may pay selling agents up to 1.00% of the net asset value of Investor A Shares bought without a sales charge. Stephens may be reimbursed through any CDSC that applies.

        You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

        CONTINGENT DEFERRED SALES CHARGES
        (Investor A, Investor B and Investor C Shares)

        You won't pay a CDSC on the following transactions:

        o shares sold following the death or disability (as defined in the Internal Revenue Code of 1986 (the tax code)) of a shareholder, including a registered joint owner

        o the following retirement plan distributions:

        o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of 59 1/2 in the case of a "key employee" of a "top heavy"
          plan)

        o distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

        o a tax-free return of an excess contribution to an IRA

        o distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

        o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

        o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

        o shares sold because Nations Funds combine with another registered company through a merger, acquisition of assets or other transaction


        o withdrawals made under the Automatic Withdrawal Plan described in BUYING, SELLING AND EXCHANGING SHARES, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000.

        We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America and its affiliates, or by current or former trustee or director of the Nations Funds or other management companies managed by Bank of America.

        You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. First Data, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[GRAPHIC APPEARS HERE]

                IF YOU DON'T HAVE AN INVESTMENT PROFESSIONAL, CALL US AT
                1.800.321.7854. WE'LL BE PLEASED TO RECOMMEND INVESTMENT PROFESSIONALS IN YOUR AREA.

                YOUR SELLING AGENT MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.

[GRAPHIC APPEARS HERE]

         Buying, selling and exchanging shares

 You can invest in the Funds through your selling agent or directly from Nations Funds.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1.800.321.7854.

 The table on the next page summarizes some key information about buying, selling and exchanging shares. These are described in more detail on the following pages. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.

 Please contact your investment professional or selling agent, or call us at
 1.800.321.7854 if you have any questions about how to place an order or set up one of our automatic plans.

                         Ways to
                       buy, sell or             How much you can buy,
                         exchange                 sell or exchange                            Other things to know
                    ----------------- ---------------------------------------- -------------------------------------------------
Buying shares       In a lump sum     minimum initial investment:               There is no limit to the amount you can invest
                                      o $1,000 for regular accounts             in Investor A and C Shares. You can invest up to
                                      o $500 for traditional and Roth IRA       $250,000 in Investor B Shares in total.
                                      accounts
                                                                                Investor B Shares are not available for Nations
                                      o [$250 for non-working spousal IRAs]     Short-Term Income Fund.

                                      o [$000 for education IRAs]
                                      o $250 for certain fee-based accounts
                                      o no minimum for certain retirement
                                      plan accounts like 401(k) plans and
                                      SEP accounts, but other restrictions
                                      apply.
                                      minimum additional investment:
                                      o $100 for all accounts
                     Using our         minimum initial investment:              You can buy shares monthly, twice a month or
                    Systematic        o $100                                    quarterly, using automatic transfers from your
                    Investment Plan   minimum additional investment:            bank account.
                                      o $50
-------------------------------------------------------------------------------------------------------------------------------
Selling shares      In a lump sum     o you can sell up to $50,000 of your      We'll deduct any CDSC from the amount you're
                                      shares by telephone, otherwise there      selling and send you or your selling agent the
                                      are no limits to the amount you can       balance, usually within three business days of
                                      sell                                      receiving your order.
                                      o other restrictions may apply to
                                      withdrawals from retirement plan
                                      accounts
                     Using our         o minimum $25 per withdrawal             Your account balance must be at least $10,000
                    Automatic                                                   to set up the plan. You can make withdrawals
                    Withdrawal Plan                                             monthly, twice a month or quarterly. We'll send
                                                                                your money by check or deposit it directly to
                                                                                your bank account. No CDSC is deducted if you
                                                                                withdraw 12% or less of the value of your
                                                                                shares in a class.
--------------------------------------------------------------------------------------------------------------------------------
Exchanging shares   In a lump sum     o minimum $1,000 per exchange             Investor A Shares:
                                                                                o You can exchange Investor A Shares of a
                                                                                   Fund for Investor A Shares of all other
                                                                                   Nations Funds, except index funds. You
                                                                                   generally won't pay a front-end sales charge
                                                                                   on the shares you're buying, or a CDSC or
                                                                                   redemption fee on the shares you're selling.
                                                                                Investor B Shares:
                                                                                o You can exchange Investor B Shares of a
                                                                                  Fund for Investor B Shares of all other
                                                                                  Nations Funds, or for Investor C Shares of
                                                                                  money market funds. You won't pay a CDSC
                                                                                  on the shares you're selling.
                                                                                Investor C Shares:
                                                                                o You can exchange Investor C Shares of a
                                                                                  Fund, except money market funds, for
                                                                                  Investor C Shares of all other Funds, except
                                                                                  money market funds or index funds, or for
                                                                                  Daily Shares of money market funds. You
                                                                                  won't pay a CDSC on the shares you're
                                                                                  selling.
                     Using our         o minimum $25 per exchange               o Not available for Investor B Shares.
                    Automatic                                                   o You must already have an investment in the
                    Exchange                                                      Funds you want to buy and sell. You can
                    Feature                                                       make exchanges monthly or quarterly.

[GRAPHIC APPEARS HERE]

                A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE
                (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE), USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

                THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL
                HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

 HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair market value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We may refuse any order. If this happens, we'll return any money we've received to your selling agent.

 TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

 Here's how telephone orders work:

        o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

        o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

        o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

        o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC APPEARS HERE]

                THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

                THE NET ASSET VALUE PER SHARE IS THE PRICE CALCULATED FOR A FUND AT THE END OF EVERY BUSINESS DAY.

[GRAPHIC APPEARS HERE]

        BUYING SHARES

        Here are some general rules for buying shares:

           o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at the net asset value per share.

           o If we don't receive your money within three business days of receiving your order, we'll refuse the order and notify your selling agent.

           o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

           o Shares you buy are recorded on the books of the Fund. We don't issue certificates unless you ask for them in writing, and we don't issue certificates for fractions of shares.

     MINIMUM INITIAL INVESTMENT
     The minimum initial amount you can buy is usually $1,000.

        If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

           o $500 for traditional and Roth individual retirement accounts (IRAs)

           o [$250 for non-working spousal IRAs]

           o [$000 for education IRAs]

           o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

           o $100 for Systematic Investment Plans

           o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
            IRAs), salary reduction IRAs (SAR-IRAs) or other similar kinds of accounts. However, the value of your account must be at least $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account. Otherwise, we may sell the shares in your account if we give you 60 days notice in writing.

     MINIMUM ADDITIONAL INVESTMENT
        You can make additional purchases of as little as $100, or $50 if you use our Systematic Investment Plan.

[GRAPHIC APPEARS HERE]

                 FOR MORE INFORMATION
                 ABOUT TELEPHONE ORDERS,
                 SEE PAGE   .

 SYSTEMATIC INVESTMENT PLAN
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

           o You can buy shares twice a month, monthly or quarterly.

           o You can choose to have us transfer your money on or about the 15th or the last day of the month.

           o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 0, 1997. For details, please contact your investment professional.

[GRAPHIC APPEARS HERE]

        SELLING SHARES

        Here are some general rules for selling shares:

           o We'll deduct any CDSC from the amount you're selling and send you the balance.

           o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you within three business days after Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

           o If you're selling your shares directly through us, we'll send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

           o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

           o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.

           o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

           o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares, or delay payment of the sale proceeds for up to seven days.

[GRAPHIC APPEARS HERE]

                YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

        We may sell your shares:

           o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this

           o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

           o under certain other circumstances allowed under the 1940 Act.

 AUTOMATIC WITHDRAWAL PLAN
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

           o Your account balance must be at least $10,000 to set up the plan.

           o If you set up the plan after you've opened your account, your signature must be guaranteed.

           o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

           o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

           o We'll send you a check or deposit the money directly to your bank account.

           o You can cancel the plan by giving your selling agent or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your Fund is earning, you'll eventually use up your original investment.

[GRAPHIC APPEARS HERE]

        EXCHANGING SHARES

        You can sell shares of one Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

        Here's how exchanges work:

           o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

           o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

           o You may only make an exchange into a Fund that is legally sold in your state of residence.

           o You generally may only make an exchange into a Fund that is accepting investments.

           o We may limit the number of exchanges you can make within a specified period of time.

           o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

           o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.


        EXCHANGING INVESTOR A SHARES
        You can exchange Investor A Shares of a Fund for Investor A Shares of all other Nations Funds, except index funds.

        Here are some rules for exchanging Investor A Shares:

           o You won't pay a front-end sales charge on the shares of the Fund you're buying if:

           o you're selling shares of a Fund other than a money market fund, and

           o the maximum sales charge that applies to the shares you're buying is equal to or less than:

           o the sales charge you paid on the shares of the Fund you're selling, plus

           o any sales charge you paid on Investor A Shares of any other Fund that you previously exchanged to buy those shares. You must tell First Data, Stephens or their agents about the previous exchange.

        o You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

        o You won't pay a redemption fee on the shares you're selling. Any redemption fee will be deducted later on when you sell the shares you received from the exchange. The fee will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received shares of a money market fund. In that case, the fee will only be based on the period from when you bought the original shares until you sold them. Any redemption fee will be paid to the original Fund.

        o If you received Investor A Shares of Nations Short-Term Income Fund directly or indirectly from an exchange of Investor B Shares of another Fund, you can exchange these shares for:

           o Investor B Shares of all Nations Funds, except money market funds, or

           o Investor C Shares of a money market fund

           A CDSC may apply to the shares you buy, and to any Investor C Shares you buy through an exchange of these shares. The CDSC will be based on the period from when you bought your original Investor B Shares until you sell the shares you received through the exchange, unless you buy Investor C Shares of a money market fund. In that case, the CDSC will only be based on the period you held the Investor B Shares.

        EXCHANGING INVESTOR B SHARES
        You can exchange Investor B Shares of a Fund for Investor B Shares of all other Nations Funds, or for Investor C Shares of money market funds.

        You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received Investor C Shares of a money market fund. In that case, the CDSC will only be based on the period from when you bought the original shares until you sold them.

        EXCHANGING INVESTOR C SHARES
        You can exchange Investor C Shares of a Fund, except money market funds, for:

           o Investor C Shares of another Nations Fund, except money market funds or index funds

           o Daily Shares of money market funds

        You won't pay a CDSC on the shares you're selling. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange, unless you received Daily Shares of a money market fund. In that case, the CDSC will only be based on the period from when you bought the original shares until you sold them.

        You'll pay a CDSC when you sell your shares within 30 days of receiving them from an exchange. Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption.

 AUTOMATIC EXCHANGE FEATURE
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

 Here's how automatic exchanges work:

        o Send your request to First Data in writing or call [First Data's telephone number].

        o You must already have an investment in the Funds you want to buy and sell.

        o You can choose to have us transfer your money on or about the 15th or the last day of the month.

        o The rules for making exchanges apply to automatic exchanges.

[GRAPHIC APPEARS HERE]

                THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

                YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED TO YOUR ACCOUNT.

[GRAPHIC APPEARS HERE]

         How selling agents are paid

 Your selling agent usually receives compensation when you invest in the Funds. The kind and amount of the compensation depends on the share class in which you invest.

 Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 COMMISSIONS
 Your selling agent may receive a commission when you buy a Fund. The amount of the commission depends on which share class you choose:

        o up to [0.00%] of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares.

        o up to [0.00%] of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

        o up to [0.00%] of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

 DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
 Selling agents may receive annual distribution (12b-1) and shareholder servicing fees for selling shares and providing services to investors.

 The amount of the fee depends on the class of shares you own:

                                 Maximum annual distribution (12b-1)
                                    and shareholder servicing fees
                             (as an annual % of average daily net assets)
 Investor A Shares     0.25% combined distribution (12b-1) and servicing fee(1)
 Investor B Shares     0.75% distribution (12b-1) fee , 0.25% servicing fee
 Investor C Shares     0.75% distribution (12b-1) fee, 0.25% servicing fee

(1)Nations Short-Term Income Fund pays this fee under a separate servicing plan.

 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment, and may cost you more than any sales charges you may pay.

 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We and Stephens may reduce or discontinue payments at any time.

 OTHER COMPENSATION
 Selling agents may also receive:

        o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period

        o additional amounts on all sales of shares:

           o up to 1.00% of the offering price per share of Investor A Shares

           o up to 4.00% of the net asset value per share of Investor B Shares

           o up to 0.75% of the net asset value per share of Investor C Shares

        o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

 Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the 12b-1 plan or when a CDSC is deducted. Stephens may cancel any compensation program at any time.

 BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

[GRAPHIC APPEARS HERE]

                THE POWER OF COMPOUNDING

                YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.

                REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

                PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.

[GRAPHIC APPEARS HERE]

         Distributions and taxes

 ABOUT DISTRIBUTIONS
 A mutual fund can make money two ways:

        o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

        o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 All of the Funds distribute any net realized capital gains, including net short-term capital gains, at least once a year.

 The Funds declare distributions of net investment income daily and pay them monthly.

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the trade date of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gains, you will, in effect, receive part of your purchase back if and when the Fund sells those securities, and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gains.

[GRAPHIC APPEARS HERE]

                THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

[GRAPHIC APPEARS HERE]

                 FOR MORE INFORMATION ABOUT
                 TAXES, PLEASE SEE THE SAI.

 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions that come from a Fund's net investment income, including net foreign currency gains and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income.

 Distributions that come from a Fund's net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gains. Individual, trust and estate shareholders may be taxed on these distributions at preferential rates. Corporate shareholders [may] be able to deduct distributions from a Fund when determining their taxable income.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

        o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

        o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

        o the IRS informs us that you're otherwise subject to backup withholding.

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC APPEARS HERE]

         Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

 [financial highlights tables for each Fund here]

[GRAPHIC APPEARS HERE]

         Terms used in this prospectus

 ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You REALIZE a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 COLLATERALIZED MORTGAGE OBLIGATION (CMO) - a debt security that is backed by mortgage loans or mortgage pass-through certificates. The underlying assets of a CMO are separated into classes, called tranches, based on maturity. Each tranch pays a different rate of interest. Payments of principal and interest on the underlying assets fund the income payments on the CMO.

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

 DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

 HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

 INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

 LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

 LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

 LEHMAN GOVERNMENT BOND INDEX - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

 LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

 LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

 LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

 MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

 MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 MORTGAGE-RELATED SECURITY - a debt security that is backed by a mortgage or pool of mortgages.

 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.

 PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 PREREFUNDED BONDS - bonds that are repaid before their maturity date. The repayment is financed by a new bond issue. Issuers prerefund bonds during periods of lower interest rates to lower their interest costs.

 REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

[GRAPHIC APPEARS HERE]

         Where to find more information

 You'll find more information about the Fixed Income Funds in the following documents:

[GRAPHIC APPEARS HERE]

        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[GRAPHIC APPEARS HERE]

        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.321.7854

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        HTTP://WWW.SEC.GOV

                                               [NATIONS FUNDS LOGO APPEARS HERE]
                                                INVESTMENTS FOR A LIFETIME(SM)

SEC file number:
[Nations Fund Trust 811-04305]

MONEY MARKET FUNDS
PROSPECTUS  --  DAILY SHARES

                                                                 AUGUST 1, 1999

Money Market Funds
NATIONS PRIME FUND
NATIONS TREASURY FUND
NATIONS GOVERNMENT MONEY MARKET FUND
NATIONS TAX EXEMPT FUND

                                                       THE SECURITIES AND
                                                      EXCHANGE COMMISSION
                                                   (SEC) HAS NOT APPROVED OR
                                                       DISAPPROVED THESE
                                                    SECURITIES OR DETERMINED
                                                     IF THIS PROSPECTUS IS
                                                   TRUTHFUL OR COMPLETE. ANY
                                                     REPRESENTATION TO THE
                                                     CONTRARY IS A CRIMINAL
                                                            OFFENSE.


                                                     ----------------------
                                                            NOT FDIC
                                                             INSURED
                                                     ----------------------
                                                         May Lose Value
                                                     ----------------------
                                                        No Bank Guarantee
                                                     ----------------------

                                                               NATIONS
                                                                 FUNDS
                                                  Investments For A Lifetime(SM)

ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

                TERMS USED IN THIS PROSPECTUS

                IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.


                 YOU'LL FIND TERMS USED IN
                 THIS PROSPECTUS ON PAGE 0.


                FOR MORE INFORMATION

                YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). THE SAI INCLUDES DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENTS, POLICIES, PERFORMANCE AND MANAGEMENT, AMONG OTHER THINGS. THE SAI IS LEGALLY CONSIDERED TO BE PART OF THIS PROSPECTUS BECAUSE IT'S INCORPORATED BY REFERENCE. TURN TO THE BACK COVER TO FIND OUT HOW YOU CAN GET A COPY OF THE SAI.


 This booklet, which is called a prospectus, tells you about some of the Nations Funds money market funds. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

 The Funds seek to provide income while protecting your original investment by investing in MONEY MARKET INSTRUMENTS. Money market instruments include short-term DEBT SECURITIES that are either government issued or guaranteed, or have relatively low risk. However, your investment and return aren't guaranteed. Your return will vary as short-term interest rates change. Over time, the return on these Funds may be lower than the return on other kinds of mutual funds or investments.

 This makes these Funds best suited for investors who are looking for a relatively low risk investment with stability of principal, or have short-term income needs. These Funds may not be suitable for investors who are looking for higher returns, or are more comfortable with bank deposits that are FDIC insured.

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 0.

 If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.


                                                               NATIONS
                                                                 FUNDS
                                                  Investments For A Lifetime(SM)

WHAT'S INSIDE
--------------------------------------------------------------------------------

                BANC OF AMERICA ADVISORS, INC.

                BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-
                ADVISER -- TRADESTREET INVESTMENT ASSOCIATES, INC. (TRADESTREET), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.


                 YOU'LL FIND MORE ABOUT
                 BAAI AND TRADESTREET
                 STARTING ON PAGE 0.

                THE MONEY MARKET FUNDS SEEK TO PROVIDE INCOME WHILE PROTECTING YOUR INVESTMENT BY INVESTING IN MONEY MARKET INSTRUMENTS.


[GRAPHIC]

About the funds
Money Market Funds
NATIONS PRIME FUND                                                4
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------------------------
NATIONS TREASURY FUND                                             7
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND                             10
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------------------------
NATIONS TAX EXEMPT FUND                                          13
Sub-adviser: TradeStreet Investment Associates, Inc.
----------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      16
----------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                        18


[GRAPHIC]    About your investment

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                          20
  How selling agents are paid                                    27
  Distributions and taxes                                        28
----------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             30
----------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                    33
----------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                           BACK COVER

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


                 YOU'LL FIND MORE ABOUT
                 TRADESTREET ON PAGE 0.


                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.


 Nations Prime Fund


[GRAPHIC]        INVESTMENT OBJECTIVE

        This Fund seeks the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.



[GRAPHIC]        PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.

 These money market instruments consist primarily of:

  o COMMERCIAL PAPER

  o BANK OBLIGATIONS

  o short-term CORPORATE OBLIGATIONS, including instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, like PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in, or debt instruments backed by, the securities and other assets owned by these issuers

  o GUARANTEED INVESTMENT CONTRACTS

  o short-term taxable MUNICIPAL SECURITIES

  o REPURCHASE AGREEMENTS secured by FIRST-TIER SECURITIES or U.S. GOVERNMENT OBLIGATIONS

 The Fund may also invest in other money market funds, consistent with its investment objective and strategies. The Fund may invest more than 25% of its assets in obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks, when the portfolio management team believes market conditions warrant it.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

  o Security analysis includes evaluating the credit quality of an instrument.

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.


                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S DAILY SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC]        RISKS AND OTHER THINGS TO CONSIDER

        Nations Prime Fund has the following general risks:

     o INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN
       INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK -- The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.


        A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

        Best -- 0 quarter 1900:            0%
        Worst -- 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                   1 year      5 years     10 years
  Daily Shares     0.00%        0.00%       0.00%

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.

                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[GRAPHIC]       WHAT IT COSTS TO INVEST IN THE FUND

                                                                      Daily
Fees you pay directly                                                 Shares
        Maximum sales charge (load)
        when you buy your shares                                       none
        Maximum deferred sales charge
        (load) when you sell your shares                               none

        Ongoing fees and expenses deducted from the Fund's  assets
       (the Fund's operating expenses)
        Management fees                                                0.00%
        Distribution (12b-1) and service fees                          0.00%
        Other expenses                                                 0.00%
        Total annual fund operating expenses                           0.00%
        Fees waivers and/or reimbursements                             0.00%
        Total net expenses(1)                                          0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

          o you invest $10,000 in Daily Shares of the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                  1 year     3 years     5 years     10 years
  Daily Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


                YOU'LL FIND MORE ABOUT
                TRADESTREET ON PAGE 0.


                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.


 Nations Treasury Fund


[GRAPHIC]       INVESTMENT OBJECTIVE

        This Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity.



[GRAPHIC]       PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, have remaining maturities of 397 days or less.

 These money market instruments include U.S. TREASURY OBLIGATIONS, and REPURCHASE AGREEMENTS and REVERSE REPURCHASE AGREEMENTS secured by U.S Treasury obligations. The Fund also invests in obligations whose principal and interest are backed by the U.S. government.

 The Fund normally invests at least 65% of its assets in U.S. Treasury obligations and repurchase agreements. The Fund may also invest in other money market funds, consistent with its investment objective and policies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

    o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

    o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

    o Security analysis includes evaluating the credit quality of an instrument.

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S DAILY SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.

                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC]       RISKS AND OTHER THINGS TO CONSIDER

        Nations Treasury Fund has the following general risks:

     o INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN
       INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK -- The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.



[GRAPHIC]       A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best -- 0 quarter 1900:            0%
  Worst -- 0 quarter 1900:           0%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                  1 year      5 years     10 years
  Daily Shares     0.00%        0.00%       0.00%

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.


                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[GRAPHIC]       WHAT IT COSTS TO INVEST IN THE FUND

                                                                       Daily
        Fees you pay directly                                          Shares
        Maximum sales charge (load)
        when you buy your shares                                       none
        Maximum deferred sales charge
        (load) when you sell your shares                               none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                0.00%
        Distribution (12b-1) and service fees                          0.00%
        Other expenses                                                 0.00%
        Total annual fund operating expenses                           0.00%
        Fees waivers and/or reimbursements                             0.00%
        Total net expenses(1)                                          0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

          o you invest $10,000 in Daily Shares of the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                  1 year     3 years     5 years     10 years
  Daily Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

                YOU'LL FIND MORE ABOUT
                TRADESTREET ON PAGE 0.


                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.


                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.


 Nations Government Money Market Fund


[GRAPHIC]        INVESTMENT OBJECTIVE

        This Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.



[GRAPHIC]       PRINCIPAL INVESTMENT STRATEGIES

        This Fund generally invests in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS, that at the time of investment, have remaining maturities of 397 days or less.


 These money market instruments consist primarily of U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in other money market funds, consistent with its investment objective and policies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

    o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

    o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

    o Security analysis includes evaluating the credit quality of an instrument.


[GRAPHIC]       RISKS AND OTHER THINGS TO CONSIDER

        Nations Government Money Market Fund has the following general risks:

     o INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN
       INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK -- The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income.

                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S DAILY SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC]       A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%


        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best: -- 0 quarter 1900:            0%
  Worst: -- 0 quarter 1900:           0%


        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                   1 year      5 years     10 years
  Daily Shares     0.00%        0.00%       0.00%

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.

                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[GRAPHIC]       WHAT IT COSTS TO INVEST IN THE FUND

                                                                       Daily
        Fees you pay directly                                          Shares
        Maximum sales charge (load)
        when you buy your shares                                       none
        Maximum deferred sales charge
        (load) when you sell your shares                               none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                                0.00%
        Distribution (12b-1) and service fees                          0.00%
        Other expenses                                                 0.00%
        Total annual fund operating expenses                           0.00%
        Fees waivers and/or reimbursements                             0.00%
        Total net expenses(1)                                          0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

          o you invest $10,000 in Daily Shares of the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                  1 year     3 years     5 years     10 years
  Daily Shares     $000       $000        $000        $000

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                ABOUT THE SUB-ADVISER

                TRADESTREET IS THIS FUND'S SUB-ADVISER. TRADESTREET'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.


                YOU'LL FIND MORE ABOUT
                TRADESTREET ON PAGE 0.


                LIMITS ON INVESTMENTS

                THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.


 Nations Tax Exempt Fund


[GRAPHIC]       INVESTMENT OBJECTIVE

        This Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[GRAPHIC]       PRINCIPAL INVESTMENT STRATEGIES

        The Fund generally invests in a diversified portfolio of high quality money market instruments that, at the time of investment, have remaining maturities of 397 days or less.


 The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES, which pay interest that is free from federal income tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of HIGH QUALITY.

     The Fund may invest up to 20% of its assets in:

      o PRIVATE ACTIVITY BONDS

      o taxable money market instruments, including REPURCHASE AGREEMENTS

 The Fund may also invest in instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, including PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund may also invest up to 10% of its assets in other kinds of securities, which are described in the SAI.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

    o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

    o Technical analysis includes looking for yield and sector opportunities, and assessing the market for the instruments in which the Fund may invest.

    o Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issue of an instrument.

                 YOU'LL FIND MORE ABOUT
                 OTHER RISKS OF INVESTING IN
                 THIS FUND ON PAGE 0 AND
                 IN THE SAI.


                THE BAR CHART SHOWS YOU THE PERFORMANCE OF THE FUND'S DAILY SHARES. THESE RETURNS DO NOT REFLECT DEDUCTIONS OF ACCOUNT FEES, IF ANY, AND WOULD BE LOWER IF THEY DID.


                CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.


[GRAPHIC]       RISKS AND OTHER THINGS TO CONSIDER

        Nations Tax Exempt Fund has the following general risks:

        o INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

        o INCOME/PRINCIPAL PAYMENT RISK -- The ability of the Fund to pay dividends depends on the ability of the issuers of the securities the Fund holds to pay interest or repay principal when it's due. Any cash the Fund holds does not earn income. The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available.

        o TAX CONSIDERATIONS -- Most of the dividends distributed by the Fund comes from interest paid by municipal securities, and is generally free from federal income tax, but may be subject to state and local taxes. Any dividend or portion of a dividend that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. The interest on private activity bonds may be treated as a specific tax preference item for investors who are subject to the federal alternative minimum tax.



[GRAPHIC] A LOOK AT THE FUND'S PERFORMANCE

        Looking at past performance can give you an idea of a Fund's volatility and its average returns over time. Performance will vary based on a number of factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.



        YEAR BY YEAR TOTAL RETURN (%)

        (A bar chart appears here. See the table below for plot points.)

        1900        1900      1900      1900      1900      1900      1900
        00%         00%       00%       00%       00%       00%       00%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best -- 0 quarter 1900:            0%
  Worst -- 0 quarter 1900:           0%

                THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ONGOING FEES AND EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS.


                TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER DEDUCTING WAIVERS AND/OR REIMBURSEMENTS.


                THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998


                   1 year      5 years     10 years
  Daily Shares     0.00%        0.00%       0.00%


[GRAPHIC]       WHAT IT COSTS TO INVEST IN THE FUND

                                                                    Daily
        Fees you pay directly                                       Shares
        Maximum sales charge (load)
        when you buy your shares                                     none
        Maximum deferred sales charge
        (load) when you sell your shares                             none

        Ongoing fees and expenses deducted from the Fund's assets
        (the Fund's operating expenses)
        Management fees                                              0.00%
        Distribution (12b-1) and service fees                        0.00%
        Other expenses                                               0.00%
        Total annual fund operating expenses                         0.00%
        Fees waivers and/or reimbursements                           0.00%
        Total net expenses(1)                                        0.00%

      (1)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        EXAMPLE
        This example is designed to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

          o you invest $10,000 in Daily Shares of the Fund

          o your investment has a 5% return each year

          o the Fund's operating expenses remain the same as shown in the table above.

        If you sold all your shares at the end of the period, your costs would be:

                  1 year     3 years     5 years     10 years
  Daily Shares     $000       $000        $000        $000

[GRAPHIC]         Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 00. The following are some other risks and information you should consider before you invest:

       o YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

       o AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

       o SPECIAL RULES FOR MONEY MARKET FUNDS - Money market funds must comply with Rule 2a-7 under the 1940 Act. Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       o may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days, but have demand features or guarantees that are less than 397 days.

       o  must maintain an average dollar-weighted maturity of 90 days or less.

       o may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a FIRST-TIER SECURITY for up to three business days.

       o may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or SECOND-TIER SECURITIES.

       o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

       o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information.

       o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

       o PREPARING FOR THE YEAR 2000 - The year 2000 is an issue for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000.

          All of the Funds' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on Fund operations.


          A Fund's performance could also be affected if securities it holds decrease in value because of year 2000 issues.

                BANC OF AMERICA ADVISORS, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255


[GRAPHIC]       How the Funds are managed

 INVESTMENT ADVISER
 BAAI is the investment adviser to the money market funds, as well as to over 60 other mutual fund portfolios in the Nations Funds Family.

 BAAI is a registered investment adviser. It's a wholly owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to Nations Funds.

 BAAI has agreed to waive fees or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive or reimburse any fees or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal period (April 1, 1998 to March 31, 1999), after waivers and reimbursements:

 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                         Maximum     Actual fee
                                        advisory      paid last
                                           fee       fiscal year
  Nations Prime Fund                       0.00         0.00
  Nations Treasury Fund                    0.00         0.00
  Nations Government Money Market Fund     0.00         0.00
  Nations Tax Exempt Fund                  0.00         0.00

                TRADESTREET INVESTMENT
                ASSOCIATES, INC.

                ONE BANK OF AMERICA PLAZA
                CHARLOTTE, NORTH CAROLINA 28255


                STEPHENS INC.

                111 CENTER STREET
                LITTLE ROCK, ARKANSAS 72201


                FIRST DATA INVESTOR
                SERVICES GROUP, INC.

                ONE EXCHANGE PLACE
                BOSTON, MASSACHUSETTS 02109


 INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser, TradeStreet Investment Associates, Inc., to provide day-to-day portfolio management for the Funds. TradeStreet and the sub-advisers for all other Nations Funds function under the supervision of the Boards of Directors/Trustees of Nations Funds and BAAI.

 TRADESTREET INVESTMENT ASSOCIATES, INC.
 TradeStreet is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes.

 Currently managing more than [$70] billion, TradeStreet has more than [140] institutional clients and is sub-adviser to [48] mutual funds in the Nations Funds Family. TradeStreet uses a team approach to investment management. Each team has access to the latest analytic technology and expertise.

 TradeStreet is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal TradeStreet asset management team is responsible for making the day-to-day investment decisions for each Fund.

  Fund                                     TradeStreet Team
  Nations Prime Fund                       Taxable Money Market Management Team
  Nations Treasury Fund                    Taxable Money Market Management Team
  Nations Government Money Market Fund     Taxable Money Market Management Team
  Nations Tax Exempt Fund                  Tax-Exempt Money Market Management Team

     OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay service fees or commissions to companies that assist investors in buying shares of the Funds.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.10% for their services, plus certain out of pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

 First Data Investor Services Group, Inc. (First Data) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

                WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA, THAT HAVE SIGNED AN AGREEMENT WITH US OR STEPHENS.


                IF YOU DON'T HAVE AN INVESTMENT PROFESSIONAL, CALL US AT
                1.800.321.7854. WE'LL BE PLEASED TO RECOMMEND INVESTMENT PROFESSIONALS IN YOUR AREA.


                YOUR SELLING AGENT MAY HAVE DIFFERENT LIMITS, CHARGE OTHER FEES, OR HAVE DIFFERENT POLICIES FOR BUYING, SELLING AND EXCHANGING SHARES THAN THOSE DESCRIBED IN THIS PROSPECTUS.


[GRAPHIC]        Buying, selling and exchanging shares

 You can invest in the Funds through your selling agent or directly from Nations Funds. You don't pay any sales charges when you buy, sell or exchange Daily Shares.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 Some people prefer to invest directly with Nations Funds. You can find out how to open an account, and buy, sell and exchange shares by writing us or calling us at 1.800.321.7854.

 The table below summarizes some key information about buying, selling and exchanging shares. These are described in more detail on the following pages.

 Please contact your investment professional or selling agent, or call us at
 1.800.321.7854 if you have any questions about how to place an order or set up one of our automatic plans.

                         Ways to
                       buy, sell or             How much you can buy,
                         exchange                 sell or exchange                           Other things to know
                    ----------------- ---------------------------------------- ------------------------------------------------
Buying shares       In a lump sum     minimum initial investment:              There is no limit to the amount you can invest
                                      o $1,000 for regular accounts            in Daily Shares.
                                      o $500 for traditional and Roth IRA
                                        accounts
                                      o [$250 for non-working spousal IRAs]
                                      o [$000 for education IRAs]
                                      o $250 for certain fee-based accounts
                                      o no minimum for certain retirement
                                        plan accounts like 401(k) plans and
                                        SEP accounts, but other restrictions
                                        apply.
                                      minimum additional investment:
                                      o $100 for all accounts
--------------------------------------------------------------------------------------------------------------------------------
                    Using our         minimum initial investment:              You can buy shares monthly, twice a month or
                    Systematic         o $100                                  quarterly, using automatic transfers from your
                    Investment Plan   minimum additional investment:           bank account.
                                        o $50
--------------------------------------------------------------------------------------------------------------------------------
Selling shares      In a lump sum     o you can sell up to $50,000 of your     We usually send you or your selling agent the
                                        shares by telephone, otherwise there   sale proceeds on the same day that we receive
                                        are no limits to the amount you can    your order.
                                        sell
                                      o other restrictions may apply to
                                        withdrawals from retirement plan
                                        accounts
--------------------------------------------------------------------------------------------------------------------------------

                    Using our         o minimum $25 per withdrawal             Your account balance must be at least $10,000
                    Automatic                                                  to set up the plan. You can make withdrawals
                    Withdrawal Plan                                            monthly, twice a month or quarterly. We'll send
                                                                               your money by check or deposit it directly to
                                                                               your bank account.
--------------------------------------------------------------------------------------------------------------------------------
Exchanging shares   In a lump sum     o minimum $1,000 per exchange            You can exchange Daily Shares of a money
                                                                               market fund for Daily Shares of other money
                                                                               market funds, or for Investor C Shares of all
                                                                               other Nations Funds, except money market
                                                                               funds.
--------------------------------------------------------------------------------------------------------------------------------
                    Using our         o minimum $25 per exchange               You must already have an investment in the
                    Automatic                                                  Funds you want to buy and sell. You can make
                    Exchange                                                   exchanges monthly or quarterly.
                    Feature
--------------------------------------------------------------------------------------------------------------------------------

                A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK IS OPEN.


                THE FEDERAL RESERVE BANK OF NEW YORK IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, MEMORIAL DAY (OBSERVED), INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


     HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times:

    o 3:00 p.m. Eastern time each business day for each share class of Nations Prime Fund and Nations Treasury Fund

    o 12:00 noon Eastern time each business day for each share class of Nations Government Money Market Fund and Nations Tax Exempt Fund

 First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

 VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the money market funds.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, First Data or their agents by 3:00 p.m. for Nations Prime Fund and Nations Treasury Fund, or 12:00 noon for Nations Government Money Market Fund and Nations Tax Exempt Fund on a business day will receive that day's net asset value per share.

 Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the TRADE DATE. We may refuse any order. If this happens, we'll return any money we've received to your selling agent.

 TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

     Here's how telephone orders work:

         o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

         o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

         o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

         o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]       BUYING SHARES

        Here are some general rules for buying shares:

            o We'll process your order only if we receive payment in federal funds by 4:00 p.m. on the business day Stephens, First Data or their agents receive the order. Otherwise, we'll cancel your order.

            o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

            o Shares you buy are recorded on the books of the Fund. We generally don't issue certificates.

     MINIMUM INITIAL INVESTMENT
        The minimum initial amount you can buy is usually $1,000.

        If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

            o $500 for traditional and Roth individual retirement accounts
               (IRAs)

            o [$250 for non-working spousal IRAs]

            o [$000 for education IRAs]

            o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

           o $100 for Systematic Investment Plans

            o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
              IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, the value of your account must be at least $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account. Otherwise, we may sell the shares in your account if we give you 60 days notice in writing.

     MINIMUM ADDITIONAL INVESTMENT
        You can make additional purchases of as little as $100, or $50 if you buy shares through our Systematic Investment Plan.

                 FOR MORE INFORMATION
                 ABOUT TELEPHONE ORDERS,
                 SEE PAGE 0.


 SYSTEMATIC INVESTMENT PLAN
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.


     Here's how the plan works:

         o You can buy shares twice a month, monthly or quarterly.

         o You can choose to have us transfer your money on or about the 15th or the last day of the month.

         o Some exceptions may apply to employees of Bank of America and its
           affiliates, and to plans set up before August   , 1997. For details,
           please contact your investment professional.



[GRAPHIC]       SELLING SHARES

        Here are some general rules for selling shares:

         o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire to your selling agent or to you on the same business day that Stephens, First Data or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

         o If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or wire them to your bank account on the same business day that the Fund receives your order.

         o We may take up to three business days to send the sale proceeds if we believe that an earlier payment could adversely affect the Fund.

         o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days, or until the check has cleared.

         o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to First Data. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

         o Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares, or delay payment of the sale proceeds up to seven days.

                YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

        We may sell your shares:

         o if the value of your account after you sell any shares falls below $500. We'll give you 60 days notice in writing if we're going to do this

         o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

         o  under certain other circumstances allowed under the 1940 Act.

 AUTOMATIC WITHDRAWAL PLAN
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.


     Here's how the plan works:

         o  Your account balance must be at least $10,000 to set up the plan.

         o If you set up the plan after you've opened your account, your signature must be guaranteed.

         o You can choose to have us transfer your money on or about the 15th or 25th of the month.

         o We'll send you a check or deposit the money directly to your bank account.

         o You can cancel the plan by giving your selling agent or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your Fund is earning, you'll eventually use up your original investment.


[GRAPHIC]       EXCHANGING SHARES

        You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

        Here's how exchanges work:

         o You can exchange Daily Shares of a money market fund for Daily Shares of other money market funds, or for Investor C Shares of all other Nations Funds, except money market funds.

         o  You must exchange at least $1,000.

         o The rules for buying a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         o You may only make an exchange into a Fund that is legally sold in your state of residence.

         o You generally may only make an exchange into a Fund that is accepting investments.

         o We may limit the number of exchanges you can make within a specified period of time.

         o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (currently 60 days for a material change or cancellation), unless we are required to do so because of unusual circumstances.

         o You cannot exchange any shares you own in certificate form until First Data has received the certificate and deposited the shares to your account.

          o You must maintain a current value of $1,000 of any Daily Shares you receive from an exchange of Investor C Shares.

 AUTOMATIC EXCHANGE FEATURE
 The Automatic Exchange Feature lets you exchange $25 or more of Daily Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

 Here's how automatic exchanges work:

         o Send your request to First Data in writing or call [First Data's telephone number].

         o You must already have an investment in the Funds you want to buy and sell.

         o You can choose to have us transfer your money on or about the 15th or the last day of the month.

         o  The rules for making exchanges apply to automatic exchanges.

                THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

                YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED TO YOUR ACCOUNT.

[GRAPHIC]       How selling agents are paid

 Your selling agent usually receives compensation when you invest in the Funds. The kind and amount of the compensation depends on the share class in which you invest.

 Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
 Selling agents may receive annual distribution (12b-1) and shareholder servicing fees for selling shares and providing services to investors.

 The annual distribution (12b-1) fee is up to 0.45% of the average daily net assets of Daily Shares of the Funds. The annual shareholder servicing fee is up to 0.25% of the average daily net assets of Daily Shares of the Funds.

 Fees are calculated daily and deducted monthly. Over time, these fees will increase the cost of your investment.

 We pay these fees according to our agreements with selling agents for as long as the plan continues, while they are eligible to receive the fees. We and Stephens may reduce or discontinue payments at any time.


 OTHER COMPENSATION
 Selling agents may also receive:

    o a bonus, incentive or other compensation if they sell a minimum dollar amount of shares of the Funds during a specified period

    o an additional amount of up to 0.50% of the net asset value per share on all sales of Daily Shares to retirement plans

    o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 Stephens or BAAI may make this compensation available only to selected selling agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling agents. Selected selling agents may also receive compensation for opening a minimum number of accounts.

 Stephens is responsible for paying the costs of this compensation, and may be reimbursed for them under the 12b-1 plan. Stephens may cancel any compensation program at any time.

 BAAI may pay amounts from its own assets to Stephens or other selling agents for administrative or distribution related services they provide to shareholders.

                THE POWER OF COMPOUNDING


                YOU CAN CHOOSE TO REINVEST YOUR DISTRIBUTIONS IN ADDITIONAL SHARES OF THE SAME FUND AND CLASS.


                REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.


                PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT.


[GRAPHIC]        Distributions and taxes

     ABOUT DISTRIBUTIONS
     A mutual fund can make money two ways:

         o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

         o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 Although the Funds do not expect to realize any capital gains, any capital gains, including net short-term capital gains, realized by a Fund will be distributed at least once a year.

 Nations Prime Fund and Nations Treasury Fund declare distributions of net investment income at 3:00 p.m. each business day. Nations Government Money Market Fund and Nations Tax Exempt Fund declare distribution of net investment income at 12:00 noon each business day. The Funds pay these distributions monthly.

 A distribution is paid based on the number of shares you hold on the day before the distribution is declared. Shares are eligible to receive distributions from the TRADE DATE of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses.

 We'll automatically reinvest distributions in additional shares of the same Fund, unless you tell us you want to receive your distributions in cash.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

                THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.


                FOR MORE INFORMATION ABOUT
                TAXES, PLEASE SEE THE SAI.


 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income. Corporate shareholders will not be able to exclude a portion of these distributions from their taxable income.

 Although the Funds do not expect to realize any capital gains, distributions of net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gain.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 NATIONS TAX EXEMPT FUND
 In general, you will not be subject to federal income tax on distributions by Nations Tax Exempt Fund of its tax-exempt interest income. These distributions, however, may be subject to state or local tax. All or a portion of these distributions may also be subject to the federal alternative minimum tax.

 The Fund does not intend to earn any taxable income or net capital gains. If it did, any distributions generally would be subject to tax.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and sale proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

    o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

    o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

    o the IRS informs us that you're otherwise subject to backup withholding.

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also required by federal law to withhold tax on distributions paid to some foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[GRAPHIC]        Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

 This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Funds financial statements in the SAI. Please see the back cover to find out how you can get a copy.

NATIONS PRIME FUND         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             Year ended       Year ended       Period ended        Period ended
DAILY SHARES                                  03/31/98         03/31/97         03/31/96(a)         05/31/95*
 OPERATING PERFORMANCE:
Net asset value, beginning of year            $ 1.00           $ 1.00           $   1.00            $ 1.00
Net investment income                          0.0497           0.0470             0.0439            0.0173
 DISTRIBUTIONS:
Dividends from net investment income          (0.0497)         (0.0470)          (0.0439)           (0.0173)
Total dividends and distributions             (0.0497)         (0.0470)          (0.0439)           (0.0173)
 Net asset value, end of year                 $ 1.00           $ 1.00           $   1.00            $ 1.00
TOTAL RETURN++                                 5.08  %          4.80  %            4.49  %           1.74  %
================================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)            $92,974          $ 9,010          $      40           $     2
Ratio of operating expenses to average net
  assets                                       0.80  %          0.80  %            0.67  %+          0.55  %+
Ratio of net investment income to average
  net assets                                   4.98  %          4.71  %            5.25  %+          4.98  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.85  %          0.85  %            0.74  %+          0.63  %+

                           * Nations Prime Fund Daily Shares commenced operations on February 9, 1995.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.


NATIONS TREASURY FUND      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                Year ended     Year ended     Period ended      Period ended
DAILY SHARES                                     03/31/98       03/31/97       03/31/96(a)       05/31/95*
 OPERATING PERFORMANCE:
Net asset value, beginning of year             $  1.00        $ 1.00         $ 1.00           $ 1.00
Net investment income                            0.0481        0.0455         0.0404           0.0167
 DISTRIBUTIONS:
Dividends from net investment income           (0.0481)       (0.0455)       (0.0404)         (0.0167)
Total dividends and distributions              (0.0481)       (0.0455)       (0.0404)         (0.0167)
 Net asset value, end of year                  $  1.00        $ 1.00         $ 1.00           $ 1.00
TOTAL RETURN++                                   4.92  %       4.66  %        4.09  %          1.67  %
===========================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)             $178,284       $16,323        $     2          $     2
Ratio of operating expenses to average net
  assets                                         0.80  %       0.80  %        0.64  %+         0.55  %+
Ratio of net investment income to average
  net assets                                     4.81  %       4.59  %        5.18  %+         4.74  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                 0.85  %       0.85  %        0.71  %+         0.60  %+

                           * Nations Prime Fund Daily Shares commenced operations on February 9, 1995.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

NATIONS GOVERNMENT MONEY
MARKET FUND                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             Year ended       Year ended       Period ended        Period ended
DAILY SHARES                                  03/31/98         03/31/97         03/31/96(a)         11/30/95*
 OPERATING PERFORMANCE:
Net asset value, beginning of year            $ 1.00           $ 1.00           $   1.00            $ 1.00
Net investment income                          0.0474           0.0453             0.0157            0.0418
DISTRIBUTIONS:
Dividends from net investment income          (0.0474)         (0.0453)          (0.0157)           (0.0418)
Total dividends and distributions             (0.0474)         (0.0453)          (0.0157)           (0.0418)
Net asset value, end of year                  $ 1.00           $ 1.00           $   1.00            $ 1.00
TOTAL RETURN++                                 4.85  %          4.63  %            1.58  %           4.38  %
===============================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)            $ 6,567          $ 7,860          $       2           $     2
Ratio of operating expenses to average net
  assets                                       0.80  %          0.80  %            0.71  %+          0.55  %+
 Ratio of net investment income to average
  net assets                                   4.75  %          4.53  %            4.79  %+          5.33  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               1.09  %          1.07  %            1.00  %+          0.82  %+

                           * Nations Government Money Market Fund Daily Shares commenced operations on
                           February 10, 1995.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.


NATIONS TAX EXEMPT FUND    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            Year ended       Year ended       Period ended        Period ended
DAILY SHARES                                  03/31/98         03/31/97         03/31/96(a)         11/30/95*
 OPERATING PERFORMANCE:
Net asset value, beginning of year            $ 1.00           $ 1.00           $   1.00            $ 1.00
Net investment income                          0.0295           0.0270             0.0090            0.0243
DISTRIBUTIONS:
Dividends from net investment income          (0.0295)         (0.0270)          (0.0090)           (0.0243)
Total dividends and distributions             (0.0295)         (0.0270)          (0.0090)           (0.0243)
Net asset value, end of year                  $ 1.00           $ 1.00           $   1.00            $ 1.00
TOTAL RETURN++                                 2.98  %          2.73  %            0.91  %           2.61  %
===============================================================================================================
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)            $12,541          $ 2,334          $       2           $     2
Ratio of operating expenses to average net
  assets                                       0.80  %          0.80  %            0.69  %+          0.45  %+
Ratio of net investment income to average
  net assets                                   2.93  %          2.75  %            2.96  %+          3.47  %+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               1.06  %          1.05  %            0.97  %+          0.72  %+

                           * Nations Government Money Market Fund Daily Shares commenced operations on
                           February 10, 1995.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
                           (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

[GRAPHIC]        Terms used in this prospectus

 ASSET-BACKED SECURITY - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 CAPITAL GAIN (CAPITAL LOSS) - the difference between the purchase price of a security and its selling price. You REALIZE a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - an equity security that represents part ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 CONVERTIBLE SECURITY - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

 CORPORATE OBLIGATION - a money market instrument issued by a corporation or commercial bank.

 DEBT SECURITY - when you invest in a debt security, you are lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 DEPOSITARY RECEIPTS - securities representing securities of companies based in countries other than the U.S. Examples include ADRs, ADSs, GDRs and EDRs.

 DOLLAR ROLL TRANSACTIONS - the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to buy similar, but not identical, securities at a future date.

 DURATION - a measure used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a Fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the Fund's share price would rise by about 5%.

 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's board of directors to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 FOREIGN SECURITY - a debt or equity security issued by a foreign government or corporation.

 FUTURES CONTRACT - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a highly rated insurance company. Under a contract, a fund makes a cash contribution to the insurance company's general or separate account in return for guaranteed interest.

 HIGH QUALITY - a debt security that has been given a high credit rating by an NRSRO. In the case of municipal securities, high quality means a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch IBCA (Fitch), S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's Investor Services, Inc. (Moody's). Please see the SAI for more information about credit ratings.

 INVESTMENT GRADE - a debt security that has been given a medium to high credit rating (BBB or higher) by an NRSRO based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the SAI for more information about credit ratings.

 LEHMAN 3-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of two to four years. All dividends are reinvested.

 LEHMAN 7-YEAR MUNICIPAL BOND INDEX - a broad-based, unmanaged index of investment grade bonds with maturities of seven to eight years. All dividends are reinvested.

 LEHMAN AGGREGATE BOND INDEX - an index made up of the Lehman
 Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indexes include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested.

 LEHMAN CORPORATE BOND INDEX - an index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested.

 LEHMAN GOVERNMENT BOND INDEX - an index of [U.S.] government bonds with an average maturity of approximately nine years. All dividends are reinvested.

 LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX - an index of U.S. government agency and U.S. Treasury securities. All dividends are reinvested.

 LEHMAN INTERMEDIATE TREASURY INDEX - an index of U.S. Treasury securities with maturities of three to 10 years. All dividends are reinvested.

 LEHMAN MUNICIPAL BOND INDEX - a broad-based, unmanaged index of 8,000 investment grade bonds with maturities of [10] years or more.

 MERRILL LYNCH 1-3 YEAR TREASURY INDEX - an index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested.

 MONEY MARKET INSTRUMENT - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

 MORTGAGE-BACKED SECURITY - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 NON-DIVERSIFIED - a fund that holds fewer securities than other kinds of funds. This increases the risk that its value could go down significantly if one or more of its investments performs poorly. Non-diversified funds tend to have greater price swings than more diversified funds.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - an asset-backed security that passes income from the original borrower through an intermediary to investors.

 PREFERRED STOCK - an equity security that gives you an ownership right in a company, on a different basis than common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 REAL ESTATE INVESTMENT TRUST (REIT) - a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

 REPURCHASE AGREEMENT - a short-term (often overnight) investment agreement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 SECOND-TIER SECURITY - according to Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of debt obligations it owns.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATION - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

 ZERO-COUPON BOND - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return to the investor.

[GRAPHIC]        Where to find more information

 You'll find more information about the Money Market Funds in the following documents:



[GRAPHIC]       ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.



[GRAPHIC]       STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents by contacting Nations
        Funds:

        By telephone: 1.800.321.7854

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        On the Internet: WWW.NATIONSBANK.COM/NATIONSFUND

        If you prefer, you can write or call the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        HTTP://WWW.SEC.GOV

                                                               NATIONS
                                                                 FUNDS
                                                  Investments For A Lifetime(SM)

SEC file numbers: --
[Nations Fund Trust, 811-04305]

NF-00000-8/99

                       Statement of Additional Information

                          NATIONS FUND PORTFOLIOS, INC.

                          Nations Emerging Markets Fund
                           Nations Pacific Growth Fund

                      Nations Global Government Income Fund

                               NATIONS FUND, INC.

                               Nations Prime Fund
                              Nations Treasury Fund

                           Nations Equity Income Fund
                       Nations Government Securities Fund
                        Nations International Equity Fund
                        Nations International Growth Fund

                        Nations International Value Fund
                        Nations Small Company Growth Fund
                        Nations U.S. Government Bond Fund

                               NATIONS FUND TRUST

                      Nations Government Money Market Fund
                             Nations Tax Exempt Fund

                               Nations Value Fund
                           Nations Capital Growth Fund
                          Nations Emerging Growth Fund

                            Nations Equity Index Fund
                           Nations Managed Index Fund

                       Nations Managed SmallCap Index Fund
                        Nations Managed Value Index Fund

                    Nations Managed SmallCap Value Index Fund
                      Nations Marsico Growth & Income Fund

                      Nations Marsico Focused Equities Fund
                         Nations Disciplined Equity Fund

                          Nations Strategic Equity Fund
                          Nations Balanced Assets Fund

                   Nations Short-Intermediate Government Fund
                         Nations Short-Term Income Fund

                         Nations Diversified Income Fund
                       Nations Strategic Fixed Income Fund

                          Nations Municipal Income Fund
                    Nations Short-Term Municipal Income Fund
                    Nations Intermediate Municipal Bond Fund

                Nations Florida Intermediate Municipal Bond Fund
                       Nations Florida Municipal Bond Fund

                Nations Georgia Intermediate Municipal Bond Fund
                       Nations Georgia Municipal Bond Fund

                Nations Maryland Intermediate Municipal Bond Fund
                      Nations Maryland Municipal Bond Fund

             Nations North Carolina Intermediate Municipal Bond Fund
                   Nations North Carolina Municipal Bond Fund

             Nations South Carolina Intermediate Municipal Bond Fund
                   Nations South Carolina Municipal Bond Fund

               Nations Tennessee Intermediate Municipal Bond Fund
                      Nations Tennessee Municipal Bond Fund

                 Nations Texas Intermediate Municipal Bond Fund
                        Nations Texas Municipal Bond Fund

                Nations Virginia Intermediate Municipal Bond Fund
                      Nations Virginia Municipal Bond Fund

        Investor Shares, Primary Shares, Daily Shares and Marsico Shares
                                 August 1, 1999

         This Statement of Additional Information ("SAI") provides supplementary information pertaining to the classes of shares representing interests in the above listed forty nine investment portfolios of Nations Fund Portfolios, Inc., Nations Fund, Inc., and Nations Fund Trust (individually, a "Fund" and collectively, the "Funds"). This SAI is not a prospectus, and should be read only in conjunction with the current prospectuses for the aforementioned Funds related to the class or series of shares in which one is interested, dated August 1, 1999 (each a "Prospectus"). All terms used in this SAI that are defined in the Prospectuses will have the same meanings assigned in the Prospectuses. Copies of the Prospectuses may be obtained without charge by writing Nations Funds c/o Stephens Inc., One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds at (800) 321-7854.

                                                                                    TABLE OF CONTENTS

                                                                                                 Page
                                                                                                 ----
HISTORY OF NATIONS FUND TRUST, NATIONS FUND, INC. AND
NATIONS FUND PORTFOLIOS, INC. ...............................................................       x

DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS
OF THE FUNDS ................................................................................       x
        General..............................................................................       x
        Investment Limitations ..............................................................       x
        Permissible Fund Investments.........................................................       x
        Asset-Backed Securities..............................................................       x
        Borrowings...........................................................................       x
        Commercial Instruments...............................................................       x
        Combined Transactions................................................................       x
        Convertible Securities...............................................................       x
        Corporate Debt Securities............................................................       x
        Custodial Receipts...................................................................       x
        Currency Swaps.......................................................................       x
        Delayed Delivery Transactions........................................................       x
        Dollar Roll Transactions ............................................................       x
        Equity Swap Contracts ...............................................................       x
        Foreign Currency Transactions .......................................................       x
        Futures, Options and Other Derivative
              Instruments....................................................................       x
        Risk Factors Associated with Futures and Options Transactions........................       x
        Guaranteed Investment Contracts......................................................       x
        Insured Municipal Securities ........................................................       x
        Interest Rate Transactions ..........................................................       x
        Lower Rated Debt Securities..........................................................       x
        Municipal Securities ................................................................       x
        Options on Currencies................................................................       x
        Other Investment Companies...........................................................       x
        Participation Interests and Company Receipts.........................................       x
        Real Estate Investment Trusts........................................................       x
        Repurchase Agreements ...............................................................       x
        Reverse Repurchase Agreements .......................................................       x
        Securities Lending...................................................................       x

        Short Sales..........................................................................       x
        Special Situations...................................................................       x
        Stand-by Commitments ................................................................       x
        Stripped Securities..................................................................       x
        U.S. and Foreign Bank Obligations....................................................       x
        U.S. Government Obligations..........................................................       x
        Use of Segregated and Other Special Accounts.........................................       x
        Variable and Floating Rate Instruments ..............................................       x
        Warrants.............................................................................       x
        When-Issued Purchases and Forward Commitments  ......................................       x
        Portfolio Turnover...................................................................       x
        Investment Risks.....................................................................       x

MANAGEMENT OF THE COMPANIES..................................................................       x
        Nations Funds Retirement Plan........................................................       x
        Nations Funds Deferred Compensation Plan.............................................       x
        Shareholder and Trustee Liability....................................................       x

INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY, OTHER SERVICE PROVIDERS, SHAREHOLDER SERVICING AND
DISTRIBUTION AGREEMENTS .....................................................................       x
        Investment Adviser and Sub-Advisers..................................................       x
        Co-Administrator and Sub-Administrator...............................................       x
        Distribution Plans and Shareholder Servicing
            Arrangements for Investor Shares.................................................       x
        Fees Paid Pursuant to Shareholder Servicing/
            Distribution Plans - Investor A Shares...........................................       x
        Fees Paid Pursuant to Distribution Plan
            Investor B Shares - Money Market Funds...........................................       x
        Investor-C Shares - Money Market Funds
            Investor B Shares - Non-Money Market Funds.......................................       x
        Shareholder Servicing Agreements-Money Market Funds
            (Primary B Shares)...............................................................       x
        Shareholder Servicing Plan-Prime Fund
            (Marsico Shares).................................................................       x
        Shareholder Administration Plan-Non-Money Market Funds
            (Primary B Shares)...............................................................       x
        Expenses.............................................................................       x
        Transfer Agents and Custodians.......................................................       x

        Distributor..........................................................................       x
        Independent Accountant and Reports...................................................       x
        Counsel..............................................................................       x

FUND TRANSACTIONS AND BROKERAGE..............................................................       x
        General Brokerage Policy.............................................................       x
        Section 28(e) Standards..............................................................       x

DESCRIPTION OF SHARES........................................................................       x
        Description of Shares of the Corporation.............................................       x
        Dividends and Distributions of NFI...................................................       x
        Dividends and Distributions of NFP...................................................       x
        Dividends and Distributions of NFT...................................................       x
        Net Asset Value Determination........................................................       x

ADDITIONAL INFORMATION CONCERNING TAXES......................................................       x
        General..............................................................................       x
        Excise Tax ..........................................................................       x
        Private Letter Ruling................................................................       x
        Taxation of Fund Investments.........................................................       x
        Foreign Taxes .......................................................................       x
        Capital Gain Distribution............................................................       x
        Other Distributions..................................................................       x
        Disposition of Fund Shares...........................................................       x
        Federal Income Tax Rates.............................................................       x
        Corporate Shareholders...............................................................       x
        Foreign Shareholders.................................................................       x
        Backup Withholding...................................................................       x
        Tax Deferred Plans...................................................................       x
        Special Tax Consideration............................................................       x
        Other Matters........................................................................       x

ADDITIONAL INFORMATION ON PERFORMANCE........................................................       x
        Yield Calculations...................................................................       x
        Total Return Calculations............................................................       x

MISCELLANEOUS ...............................................................................       x
        Certain Record Holders...............................................................       x

SUITABILITY OF NATIONS TREASURY FUND FOR
INVESTMENT BY MUNICIPAL INVESTORS............................................................       x

SCHEDULE A - Description of Ratings...........................................................    A-1

              HISTORY OF NATIONS FUND TRUST, NATIONS FUND, INC. AND
                          NATIONS FUND PORTFOLIOS, INC.

         Nations Fund Trust ("NFT"), Nations Fund, Inc. ("NFI") and Nations Fund Portfolios, Inc. ("NFP") (individually a "Company", and collectively, the "Companies") are open-end registered investment companies in the Nations Funds family, which consists of the Companies, Nations Institutional Reserves, Nations LifeGoal Funds, Inc. and Nations Annuity Trust. The Nations Funds family currently has more than [ ] distinct investment portfolios and total assets in excess of $[ ] billion.

         NFT was organized as a Massachusetts business trust on May 6, 1985. NFI was organized as a Maryland corporation on December 13, 1983, but had no operations prior to December 15, 1986. NFP was organized as a Maryland corporation on January 23, 1995. Each NFT, NFI and NFP have fiscal year ends of March 31st.

                        DESCRIPTION OF THE COMPANIES AND
                    THE INVESTMENTS AND RISKS OF THEIR FUNDS

         General.

         NFT currently consists of thirty-seven different investment portfolios. This SAI pertains to: the Primary A Shares of Nations Strategic Equity Fund ("Strategic Equity Fund"); the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of Nations Government Money Market Fund ("Government Money Market Fund") and Nations Tax Exempt Fund ("Tax Exempt Fund") (collectively, also referred to as the "NFT Money Market Funds"); the Primary A, Primary B, Investor A, Investor B Shares of Nations Managed Index Fund ("Managed Index Fund"), Nations Managed SmallCap Index Fund ("Managed SmallCap Index Fund"), Nations Managed Value Index Fund ("Managed Value Index Fund"), Nations Managed SmallCap Value Index Fund ("Managed SmallCap Value Index Fund"); and the Primary A, Primary B, Investor A, Investor B and Investor C Shares of Nations Value Fund ("Value Fund"), Nations Capital Growth Fund ("Capital Growth Fund"), Nations Emerging Growth Fund ("Emerging Growth Fund"), Nations Equity Index Fund ("Equity Index Fund"), Nations Marsico Growth & Income Fund (the "Marsico Growth & Income Fund"), Nations Marsico Focused Equities Fund (the "Marsico Focused Equities Fund"), Nations Disciplined Equity Fund ("Disciplined Equity Fund"), Nations Balanced Assets Fund ("Balanced Assets Fund"), Nations Short-Intermediate Government Fund ("Short-Intermediate Government Fund"), Nations Short-Term Income Fund ("Short-Term Income Fund"), Nations Diversified Income Fund ("Diversified Income Fund"), Nations Strategic Fixed Income Fund ("Strategic Fixed Income Fund"), Nations Municipal Income Fund ("Municipal Income Fund"), Nations Short-Term Municipal Income Fund ("Short-Term Municipal Income Fund"), Nations Intermediate Municipal Bond Fund ("Intermediate Municipal Bond Fund"), Nations Florida Intermediate Municipal Bond Fund ("Florida Intermediate Municipal Bond Fund"), Nations Georgia Intermediate Municipal Bond Fund ("Georgia Intermediate Municipal Bond Fund"), Nations Maryland Intermediate Municipal Bond Fund ("Maryland Intermediate Municipal Bond Fund"), Nations North Carolina Intermediate Municipal Bond Fund ("North Carolina Intermediate Municipal Bond Fund"), Nations South Carolina Intermediate Municipal Bond Fund ("South Carolina Intermediate Municipal Bond Fund"), Nations Tennessee Intermediate Municipal Bond Fund ("Tennessee Intermediate Municipal Bond Fund"), Nations Texas Intermediate Municipal Bond Fund ("Texas Intermediate Municipal Bond Fund"), Nations Virginia Intermediate Municipal Bond Fund ("Virginia Intermediate Municipal Bond Fund"), Nations Florida Municipal Bond Fund ("Florida Municipal Bond Fund"), Nations Georgia Municipal Bond Fund ("Georgia Municipal Bond Fund"), Nations Maryland Municipal Bond Fund ("Maryland Municipal Bond Fund"), Nations North Carolina Municipal Bond Fund ("North Carolina Municipal Bond Fund"), Nations South Carolina Municipal Bond Fund ("South Carolina Municipal Bond Fund"), Nations Tennessee Municipal Bond Fund ("Tennessee Municipal Bond Fund"), Nations Texas Municipal Bond Fund ("Texas Municipal Bond Fund"), and Nations Virginia Municipal Bond Fund ("Virginia Municipal Bond Fund"). The Florida Intermediate Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Texas Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund are sometimes collectively referred to herein as the "State Intermediate Municipal Bond Funds." The Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina

Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund are sometimes collectively referred to herein as the "State Municipal Bond Funds." All of the Funds of NFT are diversified, with the exception of the Marsico Focused Equities Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds.

         Each share of NFT is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of NFT's Board of Trustees. NFT's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

         Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of NFT will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the SAI for examples of when the 1940 Act requires voting by fund.

         As of August 1, 1999, Bank of America National Trust & Savings Association ("Bank of America") and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of NFT and therefore could be considered to be a controlling person of NFT for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which Bank of America and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.

         NFT does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. NFT's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of NFT entitled to be voted at such meeting.

         NFI currently consists of nine different investment portfolios. This SAI pertains to the Primary A, Primary B, Investor A, Investor B, Investor C , Daily Shares and Marsico Shares of Nations Prime Fund (the "Prime Fund") and the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of Nations Treasury Fund (the "Treasury Fund") (collectively referred to as the "NFI Money Market Funds"), and the Primary A, Primary B, Investor A, Investor B and Investor C Shares of Nations Equity Income Fund (the "Equity Income Fund"), Nations Government Securities Fund (the "Government Securities Fund"), Nations Small Company Growth Fund (the "Small Company Growth Fund"), Nations U.S. Government Bond Fund (the "U.S. Government Bond Fund"), Nations International Equity Fund (the "International Equity Fund"), Nations International Growth Fund (the "International Growth Fund") and Nations International Value Fund (the "International Value Fund"). All of the Funds of NFI are diversified.

         As of the date of this SAI, the authorized capital stock of NFI consists of 460,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors,
(a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of NFI, less (b) the liabilities of NFI attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

         Shareholders of NFI do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of Directors may elect all of the members of the Board of Directors of NFI Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of NFI There are no preemptive rights applicable to any of NFI's shares. NFI's shares, when issued, will be fully paid and non-assessable.

         As of August 1, 1999, Bank of America and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of NFI and therefore could be considered to be a controlling person of NFI for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which Bank of America and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that NFI will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

         NFP currently consists of one investment portfolio. This SAI pertains to the Primary A, Primary B, Investor A, Investor B and Investor C Shares of Nations Emerging Markets Fund (the "Emerging Markets Fund"), (a "Fund" and also, the "NFP Fund").

         As of the date of this SAI, the authorized capital stock of NFP consists of 150,000,000,000 shares of common stock, par value of $.001 per share.

         Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of NFP, less (b) the liabilities of NFP attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

         Shareholders of NFP do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of NFP. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of NFP. There are no preemptive rights applicable to any of NFP's shares. NFP's shares, when issued, will be fully paid and non-assessable.

         As of August 1, 1999, Bank of America and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of NFP and, therefore, could be considered to be a controlling person of NFP for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which Bank of America and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that NFP will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

         Because this SAI combines disclosures on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this SAI concerning another investment company. NFT, NFI and NFP have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this SAI.

         The NFI Money Market Funds and the NFT Money Market Funds are collectively referred to herein as the "Money Market Funds". All other Funds of NFP, NFI and NFT are referred to as "Non-Money Market Funds". The Primary A and Primary B Shares are collectively referred to herein as "Primary Shares" and the Investor A, Investor B, Investor C, Marsico and Daily Shares are referred to as "Investor Shares."

         Banc of America Advisors, Inc. ("BAAI") is the investment adviser to the Funds. Gartmore Global Partners ("Gartmore") is the investment sub-adviser to Nations Emerging Markets Fund and Nations International Growth Fund. Boatmen's Capital Management, Inc. ("Boatmen's") is the investment sub-adviser to the U.S. Government Bond Fund. Brandes Investment Partners, L.P. ("Brandes") is the investment sub-adviser to the International Value Fund. Marsico Capital Management, LLC ("Marsico Capital") is investment sub-adviser to the Marsico Focused Equities Fund and Marsico Growth & Income Fund. Gartmore, INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") and Putnam Investment Management, Inc. ("Putnam") are the co-investment sub-advisers to Nations International Equity Fund. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to all other Funds. As used herein the term "Adviser" shall mean BAAI, TradeStreet, Gartmore, INVESCO, Putnam, Boatmen's, Brandes and/or Marsico Capital as the context may require.

         This SAI is intended to furnish prospective investors with additional information concerning the Companies and the Funds. Some of the information required to be in this SAI is also included in the Funds' current Prospectuses, and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Additionally, the Prospectuses and this SAI omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectuses and this SAI, may be obtained from the SEC by paying the charges prescribed under its rules and regulations. No investment in the Funds' Shares should be made without first reading the related Prospectuses.

         Investment Limitations

         Information concerning each Fund's investment objective is set forth in each of the Prospectuses. There can be no assurance that the Funds will achieve their objectives. The features of the Funds' principal investment strategies and the principal risks associated with those investment strategies also are discussed in the Prospectuses. The most significant investment restrictions applicable to the Funds' investment programs are set forth below:

         The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.

Each Fund (except the International Value Fund) may not:

         1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply to investments in U.S. Government Obligations. In addition, this limitation does not apply to investments by "money market funds" as that term is used under the 1940 Act, in obligations of domestic banks.

         2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

         3. Except for the Marsico Focused Equities Fund, each Fund may not purchase securities of any one issuer (other than U.S. Government Obligations) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

The Marsico Focused Equities Fund may not:

         1. Purchase securities of any one issuer (other than U.S. Government Obligations) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.

The International Growth Fund may not:

         1. Borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while the Fund has borrowings outstanding in an amount exceeding 5% of its total assets.

Each of the Small Company Growth Fund and the U.S. Government Bond Fund may not:

         1. Borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the respective Fund will maintain asset coverage of 300% for all borrowings.

The International Value Fund may not:

         1. Invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry (with certain exceptions).

         2. Purchase securities of any one issuer (with certain exceptions, including U.S. Government securities) if more than 5% of the Fund's total assets will be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation. The Fund may not purchase more than 10% of the outstanding voting securities of any issuer subject, however, to the foregoing 25% exception.

         3. Borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.

         In addition, as a matter of non-fundamental policy, The Tax Exempt Fund may not purchase any securities other than obligations the interest on which is exempt from Federal income tax and stand-by commitments with respect to such obligations.

         If a percentage limitation has been met at the time an investment is made, a subsequent change in that percentage that is the result of a change in value of a Fund's portfolio securities does not mean that the limitation has been violated.

         The investment objective and policies of each Fund, unless otherwise specified, are non-fundamental and may be changed without shareholder approval. Shareholders of the International Growth Fund, Small Company Growth Fund and U.S. Government Bond Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current position and needs.

         Additionally, as a matter of fundamental policy which may not be changed without a majority vote of a Fund's shareholders (as that term is defined under the heading "Investment Advisory, Administration, Custody, Transfer Agency, Shareholder Servicing and Distribution Agreements -- "The Company and Its Common Stock" in this SAI), each Fund (except with respect to certain Funds whose restrictions are enumerated separately) will not:

1. Borrow money or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act") except that (a) a Fund may borrow money from banks for temporary purposes in amounts up to one-third of the value of such Fund's total assets at the time of borrowing, provided that borrowings in excess of 5% of the value of such Fund's total assets will be repaid prior to the purchase of additional portfolio securities by such Fund, (b) a Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities, which commitments may be considered the issuance of senior securities, and (c) a Fund may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities. Each Fund may enter into reverse repurchase agreements or dollar roll transactions. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

2. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box.) For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

3. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting. This restriction shall not limit a Fund's ability to invest in securities issued by other registered investment companies.

4. Invest in real estate or real estate limited partnership interests. (A Fund may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein.) This restriction does not apply to real estate limited partnerships listed on a national stock exchange (e.g., the New York Stock Exchange).

5. Purchase or sell commodity contracts except that each Fund may, to the extent appropriate under its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts in accordance with its investment policies.

         In addition, as a matter of fundamental policy, the Small Company Growth Fund and the Government Bond Fund may not:

1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalists or certificates of deposit for any such securities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company; except that up to 25% of the value of a Fund's total assets may be invested without regard to the foregoing limitations. For purposes of this limitation, (a) a security is considered to be issued by the entity (or entities) whose assets and revenues back the security and (b) a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets. Each Fund will maintain asset coverage of 300% or maintain a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its borrowing.

2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry or (iii) with respect to the Small Company Growth Fund, instruments issued by domestic branches of U.S. Banks. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interest in real estate.

         In addition, as a matter of fundamental policy, the International Value Fund may not:

1. In general, purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interest in real estate.

2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

3. In general, act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

4. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of the total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices described in this SAI or in the Prospectuses are not deemed to be pledged for purposes of this limitation.

5. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

6.       Purchase securities of companies for the purpose of exercising control.

7. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if, immediately after such purchase, (a) with respect to the Fund, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or (b) more than 10% of the issuer's outstanding voting securities would be owned by the Fund; except that up to 25% of the value of the Fund's total assets may be invested without regard to the foregoing limitations. For purposes of this limitation, with respect to the Fund, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

8. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

9. Write or sell put options, call options, straddles, spreads or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts, financial instruments, currencies, forward currency exchange contracts and swaps, floors and caps.

10. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Fund's transactions in futures contracts, currencies and related options, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

11. In general, purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options; and the Fund may enter into foreign currency contracts and related options to the extent permitted by its investment objective and polices.

         In addition, certain non-fundamental investment restrictions are also applicable to various investment portfolios, including the following:

1. No Fund will purchase or retain the securities of any issuer if the officers, or directors of the Company, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

2. No Fund will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if by reason thereof the value of such Fund's investment in such classes of securities would exceed 5% of such Fund's total assets. For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.

3. No Fund will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that: (a) this restriction shall not apply to standby commitments, (b) this restriction shall not apply to a Fund's transactions in futures contracts and related options, and (c) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

4. No Fund will invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of such Fund's assets, and no more than 2% of the value of the Fund's net assets may be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this undertaking, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

5. No Money Market Fund may purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities and repurchase agreements fully collateralized by such obligations) if, immediately after such purchase, more than 5% of the value of the Fund's assets would be invested in the securities of such issuer. Notwithstanding the foregoing, up to 25% of each Fund's total assets may be invested for a period of three business days in the first tier securities of a single issuer without regard to such 5% limitation.

6. No Fund will purchase securities of companies for the purpose of exercising control.

7. No Money Market Fund will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements, time deposits and GICs with maturities in excess of seven days, illiquid restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A and Section 4(2) of the Securities Act of 1933 that the Board of Directors, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

8. No Non-Money Market Fund will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements, time deposits and GICs with maturities in excess of seven days, illiquid restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A and Section 4(2) of the Securities Act of 1933 that the Board of Directors, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

9. No Fund will mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount up to one-third of the value of the Fund's total assets at the time of borrowing. For purposes of this limitation, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not considered to be a mortgage, pledge or hypothecation of assets.

10. No Fund will invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

11. No Fund will purchase oil, gas or mineral leases or other interests (a Fund may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

         As a matter of non-fundamental policy, the Small Company Growth Fund and Government Bond Fund may not:

1. Lend its securities if collateral values are not continuously maintained at no less than 100% by market to market daily.

In addition, as a matter of non-fundamental policy, the Government Bond Fund may not:

1. Purchase equity securities of issuers that are not readily marketable if the value of a Fund's aggregate investment in such securities will exceed 5% of its total assets.

2. Purchase securities of issuers restricted as to disposition if the value of its aggregate investment in such classes of securities will exceed 10% of its total assets.

         For purposes of the foregoing limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings on behalf of, a Fund.

         For purposes of the foregoing fundamental and non-fundamental limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings on behalf of, the Funds.

         Pursuant to a fundamental investment restriction, the Companies do not have authority to purchase any securities which would cause more than 25% of the value of any Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and further provided that with respect to the Money Market Funds only, there is no limitation with respect to investments in obligations by banks. The position of the staff of the SEC is that the exclusion with respect to banks may only be applied to domestic banks. For this purpose, the staff also takes the position that United States branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." The Companies currently intend to consider only obligations of "domestic banks" to be within the exclusion with respect to banks. For this purpose, "domestic banks" will be construed by the Companies to include: (a) United States branches of foreign banks, to the extent they are subject to the same regulation as United States banks; and (b) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

         For purposes of the foregoing limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings on behalf of, a Fund.

Permissible Fund Investments

         In addition to the principal investment strategies for each Fund, which are outlined in the Funds' prospectuses, each Fund also may invest in other types of securities in percentages of less than 10% of its total assets (unless otherwise indicated, e.g., most Funds may invest in money market instruments without limit during temporary defensive periods). These types of securities are listed below for each portfolio and then are described in more detail after this sub-section.

         The Equity Funds

         Value Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations"), other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies and instrumentalities (together with U.S. Treasury Obligations, "U.S. Government Obligations"); investment grade debt securities of domestic companies; various money market instruments and repurchase agreements.

         Equity Income Fund:  See General Section below.

         Emerging Growth Fund:  See General Section below.

         Small Company Growth Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: not more than 10% of its assets in debt securities, unless the Fund assumes a temporary defensive position. Debt securities, if any, purchased by the Fund will be rated "AA" or above by S&P or "Aa" or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities, including short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations such as the World Bank, and money market instruments. The Fund may invest in common stocks (including convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements.

         Disciplined Equity Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (e.g., securities rated in one of the top four investment categories by an NRSRO or, if not rated, are of equivalent quality as determined by the Adviser). For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.

         Capital Growth Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, other types of securities having common stock characteristics and various money market instruments, including repurchase agreements. The Fund may invest in foreign securities, including common stocks (including convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts.

         Marsico Focused Equities Fund and Marsico Growth & Income Fund: In addition to the types of securities described in the Prospectus, these Funds may invest in: preferred stock, warrants, convertible securities and debt securities; zero coupon, pay- in-kind and step coupon securities, and may invest without limit in indexed/structured securities. The Funds also may invest its assets in high-yield/high-risk securities, such as lower grade debt securities. The Funds also may purchase high-grade commercial paper, certificates of deposit, and repurchase agreements, and may invest in short-term debt securities as a means of receiving a return on idle cash.

         When the Adviser believes that market conditions are not favorable for profitable investing or when the Adviser is otherwise unable to locate favorable investment opportunities, the Funds may hold cash or cash equivalents and invest without limit in U.S. Government Obligations and short-term debt securities or money market instruments if the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests. In other words, the Funds do not always stay fully invested in stocks and bonds. The Funds also may use options, futures, forward currency contracts and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. The Funds also may purchase securities on a when-issued, delayed delivery or forward commitment basis.

         General: Each Equity Fund discussed above also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Equity Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each Equity Fund also may invest in real estate investment trust securities. In addition, each Equity Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies and repurchase agreements. The International Growth Fund, Marsico Focused Equities Fund and Marsico Growth & Income Fund may invest in forward foreign exchange contracts.

         The International Funds

         International Equity Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: real estate investment trust securities and, for temporary defensive purposes, substantially all of its assets in U.S. financial markets or U.S. dollar-denominated instruments.

         International Growth Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: options and futures contracts on securities, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund also may invest in ADRs, GDRs, EDRs and ADSs. For temporary defensive purposes, substantially all of its assets in U.S. financial markets or U.S. dollar-denominated instruments.

         International Value Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: short-term debt instruments; purchase and write covered call options on specific portfolio securities and may purchase and write put and call options on foreign stock indices listed on foreign and domestic exchanges options and futures contracts on securities, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund also may invest in ADRs, GDRs, EDRs and ADSs.

         Emerging Markets Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: debt instruments; foreign investment funds or trusts, real estate investment trust securities, ADRs, GDRs, EDRs and ADSs. For temporary defensive purposes, substantially all of its assets in U.S. financial markets or U.S. dollar-denominated instruments.

         General: Each Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each Equity Fund also may invest in real estate investment trust securities. In addition, each Equity Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies and repurchase agreements. Each Fund also may invest in forward foreign exchange contracts.

         The Index Funds

         Managed Index Fund, Managed SmallCap Index Fund, Managed Value Index Fund and Managed SmallCap Value Index Fund: In addition to the types of securities described in the Prospectus, the Funds may invest in: high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Funds may invest without limitation in high-quality short-term debt securities and money market instruments, domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements. The Funds also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Funds may lend its Fund securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. In addition, the Funds may invest in securities issued by other investment companies, consistent with such Funds' investment objective and policies.

         In addition, when consistent with such Funds' respective investment objective, the Funds will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of Fund securities that it holds, which will allow the Funds to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical Fund securities, if any, with a lower tax basis. A Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Funds may, at times, sell Fund securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the Fund construction process discussed above, employ a low Fund turnover strategy designed to defer the realization of capital gains.

         The Index Funds incur transaction (brokerage) costs in connection with the purchase and sale of Fund securities. For some funds, these costs can have a material negative impact on performance. With respect to the Funds, the Adviser will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks" which allow institutions to execute trades at the midpoint of the bid/ask spread and at a reduced commission rate.

         Balanced Fund

         Balanced Assets Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: foreign securities, certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk-management. The Fund may lend its Fund securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. The Fund may engage in reverse repurchase agreements and dollar roll transactions. Additionally, the Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt investments backed by, the securities and other assets owned by such trusts and partnerships.

         Fixed-Income Funds

         Short-Term Income Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: foreign securities, dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments, real estate investment trust securities, municipal securities rated by one nationally recognized statistical rating organization ("NRSRO"), or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated, high quality money market instruments, repurchase agreements and cash.
         Short-Intermediate Government Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated.; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed securities and municipal securities rated by one of the NRSROs or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks.

         Government Securities Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities and municipal securities rated by one of the NRSROs or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks.

         Strategic Fixed Income Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: foreign securities, corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated.; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, an real estate investment trust securities. The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks.

         Diversified Income Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: foreign securities, asset-backed securities and municipal securities rated by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks.

         U.S. Government Bond Fund: In addition to the types of securities described in the Prospectus, the Fund may invest in: CMOs issued or guaranteed by a U.S. Government agency or instrumentality, American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), cash equivalents, futures contracts, interest rate swaps and options.

         General: Each of the Fixed Income Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes, exchange-traded options, over-the-counter options executed with primary dealers, including long term calls and puts and covered calls, and U.S. and foreign exchange-traded financial futures and options thereon approved by the Commodity Futures Trading Commission ("CFTC") for market exposure risk management. Each of the Funds also may lend their portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each of the Funds may engage in reverse repurchase agreements and in dollar roll transactions. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Funds' investment objectives and policies. The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing partcipations in, or debt instruments backed by, the securities and other assets owned by such trusts and partnerships.

         National Municipal Bond Funds

         Short-Term Municipal Income Fund, Intermediate Municipal Income Fund and Municipal Income Fund: In addition to the types of securities described in the Prospectus, the Funds may invest in: certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options, over-the-counter options executed with primary dealers, including long term calls and puts and covered calls; and U.S. and foreign exchange-traded financial futures and options thereon approved by the Commodity Futures Trading Commission ("CFTC") for market exposure risk management. Each of the Funds also may lend their portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Funds' investment objectives and policies. The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing partcipations in, or debt instruments backed by, the securities and other assets owned by such issuers.

         State Municipal Bond Funds and State Intermediate Municipal Bond Funds

         Nations Florida Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund: In addition to the types of securities described in the Prospectus, the Funds may invest in: certain specified derivative securities, including interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long term calls and puts and covered calls; and U.S. and foreign exchange-traded financial futures and options thereon approved by the Commodity Futures Trading Commission ("CFTC") for market exposure risk management. Each of the Funds also may lend their portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Funds' investment objectives and policies. The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing partcipations in, or debt instruments backed by, the securities and other assets owned by such issuers.

         Money Market Funds

         Prime Fund: In addition to the types of securities described in the Prospectus, the Fund may lend its portfolios securities to qualified institutional investors and may invest in reverse repurchase agreements.

         Treasury Fund: In addition to the types of securities described in the Prospectus, the Fund may lend its portfolios securities to qualified institutional investors.

         Tax-Exempt Fund: In addition to the types of securities described in the Prospectus, the Fund may lend its portfolios securities to qualified institutional investors and may invest in reverse repurchase agreements.

         Government Money Market Fund: In addition to the types of securities described in the Prospectus, the Fund may also invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies.

Asset-Backed Securities

        In General. Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

         The life of an asset-backed security varies depending upon the rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates, and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

         Mortgage-Backed Securities. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

         Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

         The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

         The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

         The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly, which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

         Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

         Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

         Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

         The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

         Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

         A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

         The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds.

         Additional Information on Mortgage-Backed Securities.

         Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to an investor. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers or poolers can meet their obligations under the policies. Mortgage-backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

         Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

         The Federal National Mortgage Association (FNMA) is a Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved sellers/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.

         The principal Government guarantor of mortgage-backed securities is the Government National Mortgage Association (GNMA). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by Governmental entities, private insurers, and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

         The Fund expects that Governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, certain Funds will, consistent with their investment objective and policies, consider making investments in such new types of securities.

Underlying Mortgages

         Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Fund may purchase pools of variable-rate mortgages
(VRM), growing equity mortgages (GEM), graduated payment mortgages (GPM) and other types where the principal and interest payment procedures vary. VRM's are mortgages which reset the mortgage's interest rate periodically with changes in open market interest rates. To the extent that the Fund is actually invested in VRM's, the Fund's interest income will vary with changes in the applicable interest rate on pools of VRM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Fund's net asset value since the prices at which these securities are valued will reflect the payment procedures.

         All poolers apply standards for qualification to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

Average Life

         The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions.

         As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rated 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life.

Returns on Mortgage-Backed Securities

         Yields on mortgage-backed pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield.

         Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yields of the Fund. The compounding effect from reinvestments of monthly payments received by the Fund will increase its yield to shareholders, compared to bonds that pay interest semi-annually.

         Non-Mortgage Asset-backed Securities. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

         Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

         The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset-backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset-backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset-backed Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset-backed Securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset-backed Securities, credit card receivables are unsecured obligations of the card holder.

         While the market for Asset-backed Securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities is not as well developed. As stated above, the Adviser intends to limit its purchases of mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities to securities that are readily marketable at the time of purchase.

Borrowings

         NFT, NFI and NFP participate in an uncommitted line of credit provided by The Bank of New York under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus .50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement. Specific borrowings by a Fund under the Agreement over the last fiscal year, if any, can by found in the Funds' Annual Reports for the year ended March 31, 1999.

Commercial Instruments

         Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or issued in the U.S. by foreign corporations and foreign commercial banks. The Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two Nationally Rated Statistical Rating Organizations ("NRSROs"), are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by NFI's Board of Directors on the advice of the Adviser.

         Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Funds as previously described.

         Variable-rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. While some of these notes are not rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Adviser that similar criteria to that set forth above with respect to the issuers of commercial paper purchasable by the Prime Fund are met. Variable-rate instruments acquired by a Fund will be rated at a level consistent with such Fund's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by the Adviser. See also the discussion of variable- and floating-rate instruments in this SAI.

         Variable- and floating-rate instruments are unsecured instruments that permit the indebtedness thereunder to vary. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund, a Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. A Fund may invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. If such instruments are not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period specified in the instrument.

         Certain Funds also may purchase short-term participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. In purchasing a loan participation or assignment, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and the Fund will be exposed to a risk of loss if the borrower defaults. Loan participations also may be purchased by the Fund when the borrowing company is already in default. In purchasing a loan participation, the Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. The Fund's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties.

Combined Transactions

         Certain Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple forward foreign currency exchange contracts and any combination of futures, options and forward foreign currency exchange contracts ("component" transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of a Fund to do so and where underlying hedging strategies are permitted by a Fund's investment policies. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions. (See above for the risk characteristics of certain transactions.)

Convertible Securities

         Certain Funds may invest in convertible securities, such as bonds, notes, debentures, preferred stocks and other securities that may be converted into common stock. All convertible securities purchased by the Fund will be rated in the top two categories by an Nationally Recognized Statistical Rating Organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality. Investments in convertible securities can provide income through interest and dividend payments, as well as, an opportunity for capital appreciation by virtue of their conversion or exchange features.

         The convertible securities in which a Fund may invest include fixed-income and zero coupon debt securities, and preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities, generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income or, in the case of zero coupon securities, accretion of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion exchange features. Convertible securities generally are subordinated to other similar debt securities but not to non-convertible securities of the same issuer. Convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation because increases (or decreases) in the market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Corporate Debt Securities

         Certain Funds may invest in corporate debt securities of domestic issuers of all types and maturities, such as bonds, debentures, notes and commercial paper. Corporate debt securities may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participation based on revenue, sales or profit, or the purchase of common stock or warrants in a unit transaction (where corporate debt obligations and common stock are offered as a unit). Each Fund may also invest in corporate debt securities of foreign issuers.

         The corporate debt securities in which the Funds will invest will be rated investment grade by at least one NRSRO (e.g., BBB or above by Standard & Poor's Corporation ("S&P") or Baa or above by Moody's Investors Services, Inc. ("Moody's")). Commercial paper purchased by the Funds will be rated in the top two categories by a NRSRO. Corporate debt securities that are not rated may be purchased by such Funds if they are determined by the Adviser to be of comparable quality under the direction of the Board of Directors of the Company. If the rating of any corporate debt security held by a Fund falls below such ratings or if the Adviser determines that an unrated corporate debt security is no longer of comparable quality, then such security shall be disposed of in an orderly manner as quickly as possible. A description of these ratings is attached as Schedule A to this Statement of Additional Information.

Custodial Receipts

         Certain Funds may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" and "Certificates of Accrual on Treasury Securities." Although custodial receipts are not considered U.S. Government securities, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Custodial receipts will be treated as illiquid securities.

Currency Swaps

         Certain Funds also may enter into currency swaps for hedging purposes and to seek to increase total return. In as much as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Fund and the Adviser believe that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each currency swap will be accrued on a daily basis and an amount of cash or liquid high grade debt securities (i.e., securities rated in one of the top three ratings categories by an NRSRO, or, if unrated, deemed by the Adviser to be of comparable credit quality) having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser.

Delayed Delivery Transactions

         In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but a Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, a Fund's delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

Dollar Roll Transactions

         Certain Funds may enter into "dollar roll" transactions, which consist of the sale by a Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Equity Swap Contracts

         Certain Funds may from time to time enter into equity swap contracts. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. For example, the counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the Equity Swap Contract would have increased in value had it been invested in the stocks comprising the S&P 500 Index in proportion to the composition of the Index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the Equity Swap Contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any Equity Swap Contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index less the interest paid by the Fund on the notional amount. A Fund will only enter into Equity Swap Contracts on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under the Equity Swap Contracts may be made at the conclusion of the contract or periodically during its term.

         If there is a default by the counterparty to an Equity Swap Contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that Equity Swap Contract counterparties will be able to meet their obligations pursuant to Equity Swap Contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to Equity Swap Contracts. A Fund will closely monitor the credit of Equity Swap Contract counterparties in order to minimize this risk.

         Certain Funds may from time to time enter into the opposite side of Equity Swap Contracts (i.e., where a Fund is obligated to pay the increase (net of interest) or receive the decrease (plus interest) on the contract to reduce the amount of the Fund's equity market exposure consistent with the Fund's objective. These positions are sometimes referred to as Reverse Equity Swap Contracts.

         Equity Swap Contracts will not be used to leverage a Fund. A Fund will not enter into any Equity Swap Contract or Reverse Equity Swap Contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. Since the SEC considers Equity Swap Contracts and Reverse Equity Swap Contracts to be illiquid securities, a Fund will not invest in Equity Swap Contracts or Reverse Equity Swap Contracts if the total value of such investments together with that of all other illiquid securities which a Fund owns would exceed 15% of the Fund's total assets.

          The Adviser does not believe that a Fund's obligations under Equity Swap Contracts or Reverse Equity Swap Contracts are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of a Fund's obligations over its respective entitlements with respect to each Equity Swap Contract and each Reverse Equity Swap Contract will be accrued on a daily basis and an amount of cash, U.S. Government securities or other liquid high quality debt securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.

Foreign Currency Transactions

         Certain Funds may invest in foreign currency transactions. Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options (see "Purchase and Sale of Currency Futures Contracts and Related Options"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

         Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. A Fund will direct its custodian to segregate high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the Adviser believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

         A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the fund securities are denominated (a "cross-hedge").

         Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

         The Fund's custodian will segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating all or part of such securities, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

         The Funds are dollar-denominated mutual funds and therefore consideration is given to hedging part or all of the portfolio back to U.S. dollars from international currencies. All decisions to hedge are based upon an analysis of the relative value of the U.S. dollar on an international purchasing power parity basis (purchasing power parity is a method for determining the relative purchasing power of different currencies by comparing the amount of each currency required to purchase a typical bundle of goods and services to domestic markets) and an estimation of short-term interest rate differentials (which affect both the direction of currency movements and also the cost of hedging).

Futures, Options and Other Derivative Instruments

         Futures Contracts in General. A futures contract is an agreement between two parties for the future delivery of fixed income securities or equity securities or for the payment or acceptance of a cash settlement in the case of futures contracts on an index of fixed income or equity securities. A "sale" of a futures contract means the contractual obligation to deliver the securities at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills, bank certificates of deposit, and on indices of municipal, corporate and government bonds.

         While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, a Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and a Fund that engages in futures transactions may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to a futures contract based on securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Futures contracts on indices of securities are settled through the making and acceptance of cash settlements based on changes in value of the underlying rate or index between the time the contract is entered into and the time it is liquidated.

         Futures Contracts on Fixed Income Securities and Related Indices. As noted in their respective Prospectuses, certain Funds may enter into transactions in futures contracts for the purpose of hedging a relevant portion of their portfolios. A Fund may enter into transactions in futures contracts that are based on U.S. Government obligations, including any index of government obligations that may be available for trading. Such transactions will be entered into where movements in the value of the securities or index underlying a futures contract can be expected to correlate closely with movements in the value of securities held in a Fund. For example, a Fund may sell futures contracts in anticipation of a general rise in the level of interest rates, which would result in a decline in the value of its fixed income securities. If the expected rise in interest rates occurs, the Fund may realize gains on its futures position, which should offset all or part of the decline in value of fixed income fund securities. A Fund could protect against such decline by selling fixed income securities, but such a strategy would involve higher transaction costs than the sale of futures contracts and, if interest rates again declined, the Fund would be unable to take advantage of the resulting market advance without purchases of additional securities.

         The purpose of the purchase or sale of a futures contract on government securities and indices of government securities, in the case of the above-referenced Funds, which hold or intend to acquire long-term debt securities, is to protect a Fund from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if long-term bonds are held by a Fund, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds held by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Fund intends to acquire, it may purchase futures contracts. In the event that the projected decline in interest rates occurs, the increased cost of the securities acquired by the Fund should be offset, in whole or part, by gains on the futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of transactions involving futures contracts on fixed income securities, a Fund will purchase the securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

         Similarly, when it is expected that interest rates may decline, futures contracts on fixed income securities and indices of government securities may be purchased for the purpose of hedging against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of such futures contracts should be similar to that of long-term bonds, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds in the cash market. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of these futures contracts as an investment technique allows a Fund to act in anticipation of such an interest rate decline without having to sell its portfolio securities. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained by a Fund will consist of cash, cash equivalents or high quality debt securities of the Fund in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial deposit and variation margin payments made by the Fund with respect to such futures contracts.

         Stock Index Futures Contracts. Certain Funds may sell stock index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of securities to be sold. Conversely, a Fund may purchase stock index futures contracts in order to protect against anticipated increases in the cost of securities to be acquired.

         In addition, a Fund may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio. For example, in the event that a Fund expects to narrow the range of industry groups represented in its portfolio, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. As such securities are acquired, a Fund's futures positions would be closed out. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

         Options on Futures Contracts. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to purchase a position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         Options on Futures Contracts on Fixed Income Securities and Related Indices. Certain Funds may purchase put options on futures contracts in which such Funds are permitted to invest for the purpose of hedging a relevant portion of their portfolios against an anticipated decline in the values of portfolio securities resulting from increases in interest rates, and may purchase call options on such futures contracts as a hedge against an interest rate decline when they are not fully invested. A Fund would write options on these futures contracts primarily for the purpose of terminating existing positions.

         Options on Stock Index Futures Contracts, Options on Stock Indices and Options on Equity Securities. Certain Funds may purchase put options on stock index futures contracts, stock indices or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and they may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. A Fund would write options on such futures contracts primarily for the purpose of terminating existing positions. In general, options on stock indices will be employed in lieu of options on stock index futures contracts only where they present an opportunity to hedge at lower cost. With respect to options on equity securities, a Fund may, under certain circumstances, purchase a combination of call options on such securities and U.S. Treasury bills. The Adviser believes that such a combination may more closely parallel movements in the value of the security underlying the call option than would the option itself.

         Further, while a Fund generally would not write options on individual portfolio securities, it may do so under limited circumstances known as "targeted sales" and "targeted buys," which involve the writing of call or put options in an attempt to purchase or sell portfolio securities at specific desired prices. A Fund would receive a fee, or a "premium," for the writing of the option. For example, where the Fund seeks to sell portfolio securities at a "targeted" price, it may write a call option at that price. In the event that the market rises above the exercise price, it would receive its "targeted" price, upon the exercise of the option, as well as the premium income. Also, where it seeks to buy portfolio securities at a "targeted" price, it may write a put option at that price for which it will receive the premium income. In the event that the market declines below the exercise price, a Fund would pay its "targeted" price upon the exercise of the option. In the event that the market does not move in the direction or to the extent anticipated, however, the targeted sale or buy might not be successful and a Fund could sustain a loss on the transaction that may not be offset by the premium received. In addition, a Fund may be required to forego the benefit of an intervening increase or decline in value of the underlying security.

         Options and Futures Strategies. The Adviser may seek to increase the current return of certain Funds by writing covered call or put options. In addition, through the writing and purchase of options and the purchase and sale of U.S. and certain foreign stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, the Adviser may at times seek to hedge against a decline in the value of securities included in the Fund or an increase in the price of securities that it plans to purchase for the Fund. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return. A Fund's investment in foreign stock index futures contracts and foreign interest rate futures contracts, and related options on such futures contracts, are limited to only those contracts and related options that have been approved by the CFTC for investment by U.S. investors. Additionally, with respect to a Fund's investment in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of trade options as set forth in CFTC Rule 32.4, a Fund will not make these investments.

         The ability of a Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices, foreign government securities and foreign currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes stated below. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations. Although a Fund will only engage in options and futures transactions for limited purposes, these activities will involve certain risks which are described below under "Risk Factors Associated with Futures and Options Transactions." A Fund will not engage in options and futures transactions for leveraging purposes.

         Writing Covered Options on Securities. Certain Funds may write covered call options and covered put options on securities in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain its objective. Call options written by a Fund give the holder the right to buy the underlying securities from a Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will maintain in a separate account cash or short-term U.S. Government securities with a value equal to or greater than the exercise price of the underlying securities. A Fund may also write combinations of covered puts and calls on the same underlying security.

        A Fund will receive a premium from writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

         A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

         Purchasing Put and Call Options on Securities. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

         A Fund may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         Purchase and Sale of Options and Futures on Stock Indices. A Fund may purchase and sell options on non-U.S. stock indices and stock index futures as a hedge against movements in the equity markets.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If the Adviser expects general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of a Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, a Fund might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in a Fund may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures. A Fund may purchase and sell interest rate futures contracts on foreign government securities including, but not limited to, debt securities of the governments and central banks of France, Germany, Denmark and Japan for the purpose of hedging fixed income and interest sensitive securities against the adverse effects of anticipated movements in interest rates.

         A Fund may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by a Fund will fall, thus reducing the net asset value of the Fund. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to a Fund in the form of dealer spreads and brokerage commissions.

         The sale of interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of a Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of a Fund's investments that are being hedged. While a Fund will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         Options on Stock Index Futures Contracts and Interest Rate Futures Contracts. A Fund may purchase and write call and put options on non-U.S. stock index and interest rate futures contracts. A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, a Fund may purchase put options or write call options on stock index futures, or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Fund intends to purchase.

         Purchase and Sale of Currency Futures Contracts and Related Options. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, a Fund may buy or sell currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency a Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by a Fund will be covered.

         A currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a special price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

         The Fund will write (sell) only covered put and call options on currency futures. This means that a Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. A Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by a Fund in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, a Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference. Alternatively, a Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by a Fund. In the case of put options on currency futures written by the Fund, the Fund will hold the aggregate exercise price in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by a Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures by a Fund falls below 100% of the market value of the put options written by the Fund, a Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference.

         If other methods of providing appropriate cover are developed, a Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements. In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

         Limitations on Purchase of Options. The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed 15% of a Fund's assets. The Adviser intends to limit a Fund's writing of over-the-counter options in accordance with the following procedure. Each Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which a Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Fund will treat all or a part of the formula price as illiquid for purposes of the 15% test imposed by the SEC staff.

Risk Factors Associated with Futures and Options Transactions

         The effective use of options and futures strategies depends on, among other things, a Fund's ability to terminate options and futures positions at times when its the Adviser deems it desirable to do so. Although a Fund will not enter into an option or futures position unless the Adviser believes that a liquid secondary market exists for such option or future, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. A Fund generally expects that its options and futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter market. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         Options and futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these types of transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge. Such correlation, particularly with respect to options on stock indices and stock index futures, is imperfect, and such risk increases as the composition of a Fund diverges from the composition of the relevant index. The successful use of these strategies also depends on the ability of the Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

         In addition to certain risk factors described above, the following sets forth certain information regarding the potential risks associated with the Funds' futures and options transactions.

         Risk of Imperfect Correlation. A Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's securities. If the values of the securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the fund securities. In such instances, a Fund's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. A Fund would, however, effect transactions in such futures or options only for hedging purposes.

         The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that a Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Fund.

         A Fund will purchase or sell futures contracts or options only if, in the Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

         Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on a Fund's ability effectively to hedge its securities, or the relevant portion thereof.

         The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Risk of Predicting Interest Rate Movements. Investments in futures contracts on fixed income securities and related indices involve the risk that if the Adviser's investment judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

         Trading and Position Limits. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds' investments.

         Regulations on the Use of Futures and Options Contracts. Regulations of the CFTC require that the Funds enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, a Fund may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets.

         When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

         The Funds' ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. The Funds may also further limit their ability to engage in such transactions in response to the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the Board of Directors/Trustees.

         Additional Information on Futures and Options

         As stated in the Prospectus, each Non-Money Market Fund, may enter into futures contracts and options for hedging purposes. Such transactions are described in this Schedule. During the current fiscal year, each of these Funds intends to limit its transactions in futures contracts and options so that not more than 5% of the Fund's net assets are at risk. Furthermore, in no event would any Fund purchase or sell futures contracts, or related options thereon, for hedging purposes if, immediately thereafter, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, exceeds 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. (An option to buy a futures contract is "in-the-money" if the value of the contract that is subject to the option exceeds the exercise price; an option to sell a futures contract is "in-the-money" if the exercise Price exceeds the value of the contract that is subject of the option.)

I.       Interest Rate Futures Contracts.

         Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures market have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

         Description of Interest Rates Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund would deal only in standardized contracts on recognized changes. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

         Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio securities does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

         In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

         The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         Examples of Future Contract Purchase. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9-1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract Purchase.

         The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

         In each transaction, expenses also would be incurred.

II.      Index Futures Contracts.

         A stock or bond index assigns relative values to the stocks or bonds included in the index, and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contract, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100, the Bond Buyer Municipal Bond Index, an index composed of 40 term revenue and general obligation bonds, or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund also may sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         The following are examples of transactions in stock index futures (net of commissions and premiums, if any).


                                            ANTICIPATORY PURCHASE HEDGE: Buy the Future
                                         Hedge Objective: Protect Against Increasing Price

              Portfolio                                                Futures

                                                              -Day Hedge is Placed

Anticipate Buying $62,500                                              Buying 1 Index Futures at 125
     Equity Portfolio                                                  Value of Futures = $62,500/
                                                                       Contract

                                                              -Day Hedge is Lifted-

Buy Equity Portfolio with                                              Sell 1 Index Futures at 130
     Actual Cost = $65,000                                             Value of Futures = $65,000/
     Increase in Purchase                                                       Contract
Price = $2,500                                                         Gain on Futures = $2,500

                                          HEDGING A STOCK PORTFOLIO: Sell the Future Hedge
                            Objective: Protect Against Declining (Value of the Portfolio)

Factors
Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1 0

              Portfolio                                                Futures

                                                              -Day Hedge is Placed

Anticipate Selling $1,000,000                                          Sell 16 Index Futures at 125
     Equity Portfolio                                                  Value of Futures = $1,000,000

                                                              -Day Hedge is Lifted-

Equity Portfolio-Own                                                   Buy 16 Index Futures at 120

     Stock with Value = $960,000                                       Value of Futures = $960,000
     Loss in Portfolio                                                 Gain on Futures = $40,000
       Value = $40 000

      If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.


                                            ANTICIPATORY PURCHASE HEDGE: Buy the Future
                                         Hedge Objective: Protect Against Increasing Price

              Portfolio                                                Futures
                                                              -Day Hedge is Placed

Anticipate Buying $62,500                                              Buying 1 Index Futures at 125
     Equity Portfolio                                                  Value of Futures = $62,500/
                                                                       Contract

                                                              -Day Hedge is Lifted-

Buy Equity Portfolio with                                              Sell 1 Index Futures at 120
     Actual Cost = $60,000                                             Value of Futures = $60,000/Contract
     Decrease in Purchase                                              Loss on Futures = $2,500
        Price = $2,500                                                     Contract


                                             HEDGING A STOCK PORTFOLIO: Sell the Future
                                             Hedge Objective: Protect Against Declining
                                                       Value of the Portfolio

Factors
Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1 0

              Portfolio                                                Futures

                                                              -Day Hedge is Placed

Anticipate Selling $1,000,000                                          Sell 16 Index Futures at 125
     Equity Portfolio                                                  Value of Futures = $1,000,000

                                                              -Day Hedge is Lifted-

Equity Portfolio-Own                               Buy 16 Index Futures at 130
    Stock with Value = $1,040,000                  Value of Futures = $1,040,000
    Gain in Portfolio = $40,000                    Loss of Futures = $40,000
       Value = $40 000

III.     Margin Payments

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian an amount of cash or cash equivalents, the value, of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.      Risks of Transactions in Futures Contracts

         There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at Al. If the price of the securities being hedged has moved in a favorable direction, this advance will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

         To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It also is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance, and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of Price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser still may not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

         Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

V.       Options on Futures Contracts.

         The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write future options, and will not do so in the future absent any necessary regulatory approvals.

      Accounting Treatment.

         Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

Guaranteed Investment Contracts

         Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

         A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

         A Money Market Fund will acquire GlCs so that they, together with other instruments in such Fund's portfolio which are not readily marketable, will not exceed applicable limitations on such Fund's investments in illiquid securities. A Money Market Fund will restrict its investments in GlCs to those having a term of 397 days or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining under the next readjustment of the guaranteed interest rate.

Insured Municipal Securities

         Certain of the Municipal Securities held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Securities at the time of its original issuance. In the event that the issuer defaults with respect to interest or principal payments, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

Interest Rate Transactions

         Among the strategic transactions into which certain Funds may enter are interest rate swaps and the purchase or sale of related caps and floors. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

         A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps, caps and floors are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Fund's net obligation, if any.

Lower Rated Debt Securities

         The yields on lower rated debt and comparable unrated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in a Fund's portfolio, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

         The market prices of lower rated securities may fluctuate more than higher rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

         Since the risk of default is higher for lower rated securities, the Adviser will try to minimize the risks inherent in investing in lower rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

         Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as may buyers. Each Fund's policies regarding lower rated debt securities is not fundamental and may be changed at any time without shareholder approval.

         While the market values of lower rated debt and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated debt and comparable unrated securities may diminish a Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Fixed-income securities, including lower rated debt securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, a Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to a Fund.

         The market for certain lower rated debt and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Municipal Securities

         Generally. The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Municipal securities may include variable- or floating- rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

         Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

         Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable.

         Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Funds' ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

         The Funds will not invest more than 5% of their total investment assets in lease obligations that contain "non-appropriation" clauses where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and
(6) the underlying leased equipment has elements of probability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required. The Funds have not imposed any percentage limitations with respect to their investment in lease obligations not subject to the "non-appropriation" risk. To the extent municipal leases are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities.

Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

         In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Adviser for each Fund will consider: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold;
(3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and (5) the legal recourse in the event of failure to appropriate.

         Municipal securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein, which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income taxes.

         In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

         Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

         Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from regular Federal income tax or state income tax are rendered by counsel to the issuer or bond counsel at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the bases for opinions relating to the validity of such issuance.

         The payment of principal and interest on most securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands are a separate "issuer" as that term is used in the Prospectuses and this SAI. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Although the Municipal Income Fund and the State Municipal Bond Funds invest primarily in Municipal Securities with long-term maturities, the Intermediate Municipal Bond Fund and the State Intermediate Municipal Bond Funds invest primarily in Municipal Securities with intermediate-term maturities, they may also purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes, and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. The State Intermediate Municipal Bond Funds may also invest in long-term tax-exempt instruments.

         Certain types of Municipal Securities (private activity bonds) have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Private activity bonds are also issued for privately held or publicly owned corporations in the financing of commercial or industrial facilities. Most governments are authorized to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Securities. Moreover, with respect to Municipal Securities issued by Florida, Georgia, Maryland, North Carolina, South Carolina, Tennessee, Texas, or Virginia issuers, NFT cannot predict which legislation, if any, may be proposed in the state legislatures or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities generally, or Florida, Georgia, Maryland, North Carolina, South Carolina, Tennessee, Texas, or Virginia Municipal Securities specifically, for investment by one of these Funds and the liquidity and value of such portfolios. In such an event, a Fund impacted would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

         The following information relating to the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds supplements information relevant to each of those Funds in the related Prospectuses.

         Florida. Florida is the fourth most populous state with an estimated 1997 population of 14,700,000. By the year 2000, population will likely exceed
15.5 million. Population growth has historically been driven by retirement migration with local economies weighted heavily in tourism and agriculture. Over the past twenty years, retirement, agriculture and tourism have been complemented by high technology jobs, service sector jobs and international trade. In the meantime, the three traditional industries have taken on a global character. Trade and tourism have become international and this has fueled foreign retirement migration. The character and dynamism of Florida has changed considerably in recent decades and the state is considered a bellwether indicator for the health of national economic trends.

         The health of the national economy plays an important role in Florida's fiscal soundness and economic development. Today, as this country enters its eighth year of economic expansion, population growth in Florida exceeds 250,000 per year.

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         The emergence of Florida as one of the most populous states in the
United States has placed significant pressure on state and local government to provide infrastructure and municipal and urban services. During the 1980's growth was so rapid that a significant backlog of need emerged which, today, is still being filled. Across the state, construction of new highway systems, airport expansions, local school and university systems, hospitals and jails are being put in place. Much of this growth is being funded by bonded revenues secured by the expanding real property tax base. As of 1997, real property values exceed $724 billion. Residential property values account for over $400 billion in value. Despite the rapid population growth and resulting increases in improved residential properties, commercial and industrial valuations have also grown consistently. Today these values still account for 17 percent of Florida property values as they did a decade ago. There is now over $100 billion in real property value in commercial and industrial properties in Florida.

         One reason commercial and industrial values have increased is the strategic nature of the industries that have located and grown in the state. The Florida industrial base is concentrated in high technology industries such as electronics, medical equipment, laser optics, computer simulation and space travel. As a result, while defense contract spending has declined nationally by over 20 percent from 1985-1994, Florida's value of defense contracts has increased 12 percent to nearly $6 billion over the same period.

         With increasing demands for services and comparatively low taxes, Florida has experienced a rapid growth in the volume of bond debt. Because of rapid population growth however, per capita State debt remains well below the national average. In 1996, the outstanding state debt, among all states, was $1,690 per capita compared with $1,077 in Florida.

         The Growth Management Act of 1985 and the concurrency rule has affected Florida's economic growth and development in some regions of the state and could continue to impact the economy in the future. In addition, the location of new development will be more carefully scrutinized with respect to environmental sensitivity and natural resource limitations. Growth management legislation will affect all areas of the state with varying degrees of impact depending on the specific local conditions such as, existing infrastructure capacity, local environmental constraints, and limitations on natural resources such as potable water and habitat preservation. Having now experienced ten years subject to growth management rules, it appears that The Growth Management Act of 1985 has, on balance, been beneficial. Growth management has helped improve quality of life, ease infrastructure shortfalls and focused the State agenda on preserving quality of life through growth management regulation and other state funded environmental land preservation programs.

         At the regional level, local economies within Florida perform differently according to their urban or rural qualities and level of economic diversification. The spectrum of local economies spans dense urban centers such as Miami and Tampa to rural agricultural regions of citrus, cattle ranching and sugar cane production.

         Southeast Florida includes Miami, Fort Lauderdale, West Palm Beach and the Florida Keys. This area is highly urban and economically diverse. Tourism, retirement, high technology computer manufacturing, medical industries, international trade, winter vegetable crops and sugar cane production are the prominent features of this regional economy. The area accounts for just under one-third of the state's population. Hurricane Andrew struck South Dade County in fall, 1992. Some 80,000 homes were destroyed along with local businesses. Since the hurricane, approximately 80 to 90 percent of the homes have been restored. The restoration and rebuilding process is now essentially complete. Over the long term, the effects of the hurricane may speed the suburbanization of South Florida. Other factors helping to diminish agriculture locally include environmental preservation efforts in sugarcane lands, and the effect of foreign competition due to NAFTA on local winter fruit and vegetable growers. In 1996, Florida led the nation in housing starts. The demand for new single and multi-family homes should remain robust. Across the State, new construction and renovations to existing structures is fueling the construction industry. Naples, in southwest Florida, led the nation in the highest per capita number of building permits. Ongoing redevelopment in downtown Jacksonville and the new construction of public schools in the Orlando area, for instance, are worthy examples of infrastructure meeting the demands of increasing population.

         In Broward and Palm Beach Counties, in particular, growth management's concurrency requirements have played a significant role in limiting economic expansion as compared with other regions of the state because of the lack of infrastructure capacity. Community consensus based long range planning efforts recently have been undertaken in

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northern Palm Beach County. These efforts are a recognition of the pause in growth that has occurred and over time will help the area accommodate new development. More recently improved infrastructure and access in Southwest Broward has fueled development there.

         Southwest Florida has emerged as a strong growth market. Traditionally very retirement oriented, the region's economy has begun to diversify through increased employment opportunities and migration southward of citrus production. Increased employment opportunity has occurred due to the overall size of the market and improvements in infrastructure capacity. The improvement in transportation access also has helped tourism and as a result indirectly buoyed population growth rates by providing exposure and increased awareness of the region as a retirement destination among visitors. The State of Florida has begun building its tenth public university in Lee County, near the Fort Myers airport. The university will accommodate 10,000 students within a decade and provide opportunities for synergy between industry and education.

         Central Florida is a premier world-class resort/vacation destination. The presence of Disney World, studio theme parks and other tourist oriented recreational parks drives the Central Florida economy. While the total size of the market has grown rapidly, the economy is dependent on tourism and population growth. Locally, the tourism industry has been more stable and seen better growth over the past three decades than either the manufacturing or services section. Two additional local industry concentrations, the laser/optical research node and motion picture industries are helping to diversify the local economy. Universal Studios has began to expand its motion picture and theme park facilities. Disney World has also financed and begun construction of its fourth theme park covering 500 acres and adjacent residential and commercial developments. Strong growth in tourism and large land areas available for expansion suggest this region will lead the state in population growth through the end of the century. International tourism has fueled the growth of an international retirement and second home market throughout Florida. Today, in the tourist areas of the market, one fifth of new homes built are sold to foreign retirees or vacation home owners. Places of origin include England, Germany, South America, and Puerto Rico. International retirement markets are also growing in Southwest and Southeast Florida. There were over 37 million visitors to the Orlando market in 1977.

         North Florida is rural in many areas. Jacksonville is the major city in North Florida. The local economy is dominated by the logging and paper industries, defense and retirement. The insurance industry also has a strong presence in Jacksonville. Growth in North Florida peaked in the mid-1980s, coinciding with the military defense buildup, prior to the full implementation of growth management legislation. As urbanization and living costs increase in the south and central parts of the state, population growth from national retirement migration sources are increasing.

         The Florida Panhandle is quite rural with reliance on tourism, defense and state government for employment opportunities. This areas of the state has the lowest per capita incomes and the smallest volume of population growth. With the uncertainty of state budget funding in recent years and continuing defense cutbacks, strong growth in this region of the state is not expected. Coastal counties, however, remain attractive to continued economic development and retirement migration because of the pristine beaches along the Gulf of Mexico.

         In general, pursuant to the Florida Constitution and certain statutory provisions, there are two basic types of obligations that may be issued in the State of Florida: general obligation bonds and revenue bonds.

         General obligation bonds are also known as full faith and credit bonds because their repayment is based on the general credit and taxing power of the borrowing government. The ad valorem tax is the most common source of revenue pledged for the repayment of general obligation bonds. Being tax-supported, general obligation bonds are typically used to finance the capital portion of tax supported general purpose governmental projects, with public buildings, roads, criminal justice facilities, and schools being the most common. Only units of local government with taxing power can levy and collect ad valorem taxes. The State of Florida has no ad valorem taxing power. General obligation bonds payable from ad valorem taxes and maturing more than twelve months (other than certain refunding bonds) after issuance may be issued to finance capital projects authorized by law and only if the issuance of such bonds is approved by the qualified electors.

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

         Revenue bonds are obligations of a unit of government payable solely from the revenues of a particular enterprise, such as a water and sewer system, or from the revenues derived from a particular facility or user, or from non-ad valorem revenues, such as the sales tax, or from other special funds authorized to be pledged as additional security. Revenue bonds may also be payable from non-specific revenues budgeted each year by the issuer. Unlike general obligation bonds, revenue bonds do not constitute a debt of the issuing unit or a pledge of its faith and credit, and they are not backed by the issuer's taxing power.

         A test was developed by the Florida Supreme Court for analyzing the constitutional ability of an issuer to issue revenue bonds where a significant portion of the proceeds would be used for private or non-governmental benefit. Generally, these types of securities are referred to as industrial revenue bonds or private activity bonds. Unless a particular use for the proceeds of a private activity bond has been constitutionally or legislatively sanctioned (such as multifamily and single family housing revenue bonds) or tested in the courts, a determination must be made that the project to be financed with the proceeds of the private activity bond will serve a paramount public purpose. The paramount public purpose doctrine is designed to protect public funds from being exploited in assisting or promoting private ventures when the public would be, at the most, only incidentally benefited. Generally, an issuer may pledge something less than all of its available non-ad valorem revenues without voter approval, subject to the parameters established by the Florida Supreme Court.

         The Florida courts have validated debt obligations commonly referred to as certificates of participation or "COPS." In a typical COPS transaction, the issuer leases either real or personal property from a special purpose corporation. The special purpose corporation assigns its rights to the lease payments to a corporate trustee who in turn issues certificates evidencing an undivided proportionate interest of the owners of such certificates to receive the lease payments. The lease payments made by the issuer may be derived from both ad valorem and non-ad valorem revenues of the issuer. Although ad valorem taxes can be used to make the lease payments, the Florida Supreme Court has held that a referendum is not required because the obligation to make lease payments is an annual obligation subject to renewal each year. If the issuing body elects not to renew its lease for the next succeeding year and therefore fails to appropriate the necessary moneys to make lease payments, the holders of the COPS would be limited to the remedies available under the lease. At least one Florida court has upheld the right of a governmental unit to not exercise the annual renewal option of its lease.

         When a mortgage, with a right of foreclosure, on real or personal property (owned by a unit of government) is given to secure a bond, the Florida courts have held that a pledge of such mortgage requires voter approval. In effect, ad valorem taxes are indirectly pledged because, as the Florida Supreme Court reasoned, the legislative body affected by such foreclosure might feel "morally compelled" to levy taxes to prevent the loss of assets through foreclosure. As a result, the majority of revenue bonds issued in the State of Florida are not additionally secured by a mortgage on the governmental property being financed. This prohibition is applicable even if the issuer has no taxing power.

         In Florida, the Division of Bond Finance has authority over the issuance of State bonds pledging the full faith and credit of the State and the issuance of revenue bonds payable solely from funds derived from sources other than State tax revenues or rents or fees paid from State tax revenues.

         Pursuant to the Florida Constitution, moneys sufficient to pay debt service on State bonds must be appropriated as the same become due. Furthermore, to the extent necessary, all State tax revenues, other than trust funds, must be available for such appropriation purposes.

         At the November 1994 general election, voters in the State approved an amendment to the Florida Constitution limiting the amount of taxes, fees, licenses and charges imposed by the State and collected during any fiscal year to the amount of revenues allowed for the prior fiscal year, plus an adjustment for growth. Growth is defined as the amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the State revenues allowed for the prior fiscal year. The revenues allowed for any fiscal year can be increased by a two-thirds vote of the State Legislature. The limit is effective starting with fiscal year 1995-1996. Any excess revenues generated will be deposited in the budget stabilization fund until it is fully funded and then refunded to taxpayers. Included among the categories of revenues which are exempt from the proposed revenue limitation, however, are revenues pledged to state bonds and charges for services imposed by local, regional or school district governing bodies.

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

         The total outstanding principal of State bonds pledging the full faith and credit of the State may not exceed fifty percent of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust.

         State bonds pledging the full faith and credit of the State, except certain refunding bonds, generally may be issued only to finance or refinance the cost of State fixed capital outlay projects subject to approval by a vote of the electors. However, State bonds pledging the full faith and credit of the State may be issued without a referendum to finance the construction of air and water pollution control and abatement and solid waste disposal facilities to be operated by a political subdivision of the State or by an agency of the State.

         All forms of taxation other than ad valorem taxes are preempted to the State, except as provided by general law. The State is prohibited from collecting ad valorem taxes, which are taxes that are levied on real estate or tangible personal property.

         Revenue bonds may be issued by the State of Florida or its agencies without voter approval only to finance or refinance the cost of state capital projects payable solely from funds derived from sources other than state tax revenues or rents or fees paid from state tax revenues.

         Bonds issued pursuant to the State Bond Act must be validated in accordance with Florida Statutes. Once an issuer decides to finance a project with bonds issued pursuant to the State Bond Act, a bond validation proceeding is held in circuit court to determine whether the proposed bond issuance complies with Florida law. The court makes findings on the questions of whether the issuing body had the power to incur bonded debt and whether it exercised that power in accordance with the law. The court may not weigh the fiscal feasibility of the proposed bonds in the validation determination. The circuit court judgment is final on all matters, other than constitutional issues, raised at the validation hearing after time for appeal to the Supreme Court of Florida has elapsed. Refunding bonds and bonds issued to finance or refinance capital outlay projects for the system of public education are not required to be validated.

         The legislature has the power to confer on political subdivisions the power to issue bonds, notes and other forms of indebtedness, except as otherwise restricted by State and federal constitutional provisions, and such power is conferred on municipal corporations, cities, counties and a variety of other specially created districts and authorities. The bond validation process described above is also available to such units of local government. In most cases, bond validations are not statutorily mandated and many general obligation and revenue bond issues have not been validated.

         Generally, the Florida Constitution and Florida Statutes require that the budget of the State and that of the units of local government in the State be kept in balance from currently available revenues during each fiscal year. If revenues collected during a fiscal year are less than anticipated, expenditures must be reduced in order to comply with the balanced budget requirement.

         Florida Statutes provide for a statewide maximum bond interest rate which is flexible with the bond market and from which are exempted bonds rated in one of the three highest ratings by nationally recognized rating services. Nevertheless, upon request of a governmental unit, the State Board of Administration may authorize a rate of interest in excess of the maximum rate, provided relevant financial data and information relating to the sale of the bonds is submitted to the State Board.

         The Florida Sunshine Law, among other things, precludes public officials from meeting with respect to the issuance of bonds other than at duly noticed public meetings of the governmental entity. These provisions apply to all meetings of any board or commission of any State agency or authority, or of any county, municipal corporation, or political subdivision. No resolution, rule, or formal action is considered binding except as taken at such duly noticed public meetings.

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

         Georgia. The state government of Georgia has one of the lowest debt levels, per capita, of all states in the United States, which is reflective of the very conservative fiscal approach taken by elected state officials, even through the state has enjoyed a strong economy over the past few years. Typically, general obligation bonds of the state are issued pursuant to the powers granted under Article VII, Section IV of the Constitution of the State of Georgia (the "Georgia Constitution"), which provides that the bonds are the direct and general obligations of the state. The key language is provided under
Article VII, Section IV, Paragraph VI of the Georgia Constitution which provides as follows:

                 "The full faith, credit and taxing power of the state are hereby pledged to the payment of all public debt incurred under this article and all such debt and the interest on the debt shall be exempt from taxation (emphasis added). Such debt may be validated by judicial proceedings in the manner provided by law. Such validation shall be incontestable and conclusive."

         The Georgia Constitution further mandates that the General Assembly "shall raise by taxation and appropriate each fiscal year . . . such amounts as are necessary to pay debt service requirements in such fiscal year on all general obligation debt." The Georgia Constitution further provides for the establishment of a special trust fund which is designated the "State of Georgia General Obligation Debt Sinking Fund" which is used for the payment of annual debt service requirements on all general obligation debt.

         There are debt limitations provided under Article VII, Section IV, Paragraph II(b)-(e) of the Georgia Constitution which essentially provide that the cumulative annual debt service for both general obligation debt and guaranteed revenue debt shall not exceed 10% of the total revenue receipts, less refunds paid to the state treasury in the fiscal year immediately preceding the proposed issuance of any new debt. The Georgia Constitution prohibits state departments and agencies from circumventing the debt limitation provisions by not allowing such agencies to execute contracts which may be deemed to constitute a security for bonds or other public obligations. (See Article VII, Section IV, Paragraph IV of the Georgia Constitution.)

         The State of Georgia may incur: "Public debt to supply a temporary deficit in the state treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt shall not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the state treasury in the fiscal year immediately preceding the year in which such debt is incurred." (See Georgia Constitution, Article VII, Section IV, Paragraph I(b).) Since this provision of the Constitution was enacted, there has been no temporary debt incurred by the state.

         Virtually all debt obligations represented by bonds issued by the State of Georgia, counties or municipalities or other public subdivisions, and public authorities require validation by a judicial proceeding prior to the issuance of such obligation. The judicial validation makes these obligations incontestable and conclusive, as provided under the Georgia Constitution.

         The State of Georgia operates on a fiscal year beginning on July 1 and ending on June 30. Each year the State Economist, the Governor and the State Revenue Commissioner jointly prepare a revenue forecast upon which is based the state budget which is considered, amended and approved by the Georgia General Assembly. On June 30, 1996 the state had a revenue shortfall reserve fund of $313,385,534. Total net revenue collections for the fiscal year ended on June 30, 1996 were $11,166,835,592, which represented a 8.3890 increase over fiscal year 1995 collections of $10,303,573,061. Additionally, Georgia received $558,473,887 in revenue from the Georgia Lottery Corporation in fiscal year 1996; all lottery revenues are earmarked for educational expenditures.

         Georgia has a very bright economic future highlighted by a $3 billion stimulus to the economy which occurred by reason of Atlanta's hosting of the 1996 Summer Olympic Games. Manufacturing activity, particularly in the textile, apparel and carpet sectors, has increased dramatically as a result of increased home building. The real estate/construction industry is thriving and has emerged from a recession that had been caused by over-building of commercial office space and industrial parks in the late 1980s. In recent years, Georgia has enjoyed the economic stimulus caused by a number of major corporate relocations led by United Parcel Service of America, Inc. and Holiday Inn Worldwide. In 1996, Paragon Trade Brands, Inc., moved its headquarters to Atlanta from Seattle, Washington.

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

         On December 6, 1994, the United States Supreme Court reversed the Georgia Supreme Court's decision in Reich v. Collins, 263 Ga. 602 (1993) and held that Georgia resident federal retirees were entitled to refunds of pre-1989 taxes on federal retirement pension benefits. In response, the Governor signed H.B. 90 on February 1, 1995, permitting federal retirees who file timely claims to receive refunds for such taxes for tax years 1985-1988. Total potential liability is approximately $110,000,000 which is now being paid in four equal annual installments, the first of which occurred on October 15, 1995. The Reich case has now been dismissed.

         On August 2, 1995, a petition was filed in Dekalb County Superior Court (Civil Action File No. 95-10114-4) by the Lombard Corporation against Marcus Collins, Commissioner of the Georgia Department of Revenue, and Tom Scott, Tax Commissioner for Dekalb County. This petition attacked the constitutionality of the Georgia intangibles tax and sought a refund for previously paid intangibles taxes. During the 1996 Session of the Georgia General Assembly, the Georgia intangibles tax was legislatively repealed. On November 5, 1996, a constitutional amendment was approved by the voters of Georgia, which also repealed the intangibles tax, retroactively effective to January 1, 1996.

         There have been two other cases filed seeking refunds of the intangibles tax, Charles Pero v. T. Jerry Jackson, Civil Action No. E-47722, and Jack W. Shemaria v. T. Jerry Jackson, Civil Action No. 96-11005-4. Regardless of the outcome of these refund cases, the financial impact on the State of Georgia will be marginal since the intangibles taxes were paid to city and county governments and local boards of education, which historically received approximately $40 million per year in intangibles tax revenues.

         The above-referenced information is based on available public documents and oral representations made by officials at the state Attorney General's Office, Georgia Department of Revenue, and participants in the pending cases, as well as representations made as "Significant Contingent Liabilities" provided in the Official Statement dated April 1, 1997 for the issuance of $307,195,000 General Obligation Bonds (1997-A) by the State of Georgia.

         Maryland. The public indebtedness of the State of Maryland and its instrumentalities is divided into four basic categories. The State issues general obligation bonds, to the payment of which the State ad valorem property tax is exclusively pledged, for capital improvements and for various State-sponsored projects. The Maryland Department of Transportation issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. The Maryland Stadium Authority issues limited special obligation bonds and votes for purposes of financing stadiums and conference centers payable primarily from fixed rate financing of facility bonds using a combination of variable rate refunding obligations and forward interest rate exchange agreements. Certain authorities issue obligations payable solely from specific non-tax, enterprise fund revenues, and for which the State has no liability and has given no moral obligation assurance. The State and certain of its agencies also have entered into a variety of lease purchase agreements to finance the acquisition of capital assets. These lease agreements specify that payments thereunder are subject to annual appropriation by the General Assembly.

         At least since the end of the Civil War, the State has paid the principal of and interest on its general obligation bonds when due. Neither the Maryland Constitution nor the public general laws of Maryland impose any general debt limit. Although the State has the authority to make short-term borrowings in anticipation of taxes and other receipts up to a maximum of $100 million, the State in the past has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.

         The State Constitution prohibits the contracting of State debt unless authorized by a law providing for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of debt issuance. The Constitution also provides that the taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. As a matter of practice, general obligation bonds, other than small denomination bonds and refunding bonds, are issued to mature in serial installments designed to provide payment of interest only during the first two years and an approximately level annual amortization of principal and interest over the remaining years.

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

         The State has financed and expects to continue to finance the construction and acquisition of various facilities and equipment through conditional purchase, sale-leaseback, and similar transactions. All of the lease payments under these arrangements are subject to annual appropriation by the General Assembly. In the event that appropriations are not made, the State may not be held contractually liable for the payments. These transactions are subject to approval by the Board of Public Works.

         When the 1996 Budget was enacted, it was estimated that the general fund surplus on a budgetary basis at June 30, 1996, would be approximately $7.8 million; it is currently estimated to be $1.0 million. At its December 12, 1995, meeting, the Board of Revenue Estimates lowered the estimate of fiscal year 1996 general fund revenues by $92 million. The Governor has proposed a plan to address this change that principally includes: (1) additional reversions for Medicaid and Nonpublic Special Education Placements of $22 million; (2) reduction of current general fund appropriations of $26 million; (3) transfer from the Revenue Stabilization Account of $18 million; and (4) use of unanticipated fiscal year 1995 surplus of $26 million. It is anticipated that the balance of the Revenue Stabilization Account after the transfer at June 30, 1996, will be $500 million.

         1997 Budget--On April 3, 1996, the General Assembly approved the budget for fiscal year 1997. The Budget includes, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarial recommended contributions for the seven retirement systems, determined on a basis consistent with prior years' practice; (iii) sufficient general funds for the Annuity Bond Fund to maintain the State property tax rate at $.21 per $100 of assessed valuation; (iv) $2.9 billion in aid to local governments (reflecting a $121.5 million increase over fiscal year 1996 that provides for increases in education, health and police aid); and (v) $13.2 million in general fund deficiency appropriations.

         Legislation enacted by the 1996 General Assembly reorganized the State's personnel system and reformed the welfare and Medicaid programs; estimated fiscal year 1997 savings of $29 million ($19.5 million general funds) are incorporated into the fiscal year 1997 Budget. The legislation establishes a decentralized personnel management system, replacing the classified and unclassified services with skilled, professional, management, and executive services; a pay for performance plan; and early retirement during fiscal year 1997 for certain groups of employees. The welfare reform legislation limits welfare recipients to 60 months of cumulative cash assistance and requires adults to be in a State-defined work activity in order to receive more than 24 months of benefits; federal permission must be obtained before the new welfare program can be implemented. The Medicaid reform authorized the establishment of a mandatory managed care program for Medicaid recipients (consistent with federal law or federal waivers). The legislation requires managed care organizations to meet certain performance, access, and quality standards; it is anticipated the organizations will be paid prospectively.

         The operating budget is to be funded with $7,412 million in general funds, $4,112 million in special and higher education funds, and $3,117 million in federal funds.

         The State's fiscal year 1997 capital program is to be funded with $400 million in general obligation bonds (net of $12.1 million of prior year authorizations to be deauthorized), $66.8 million general funds appropriated in the operating budget, $1,297 million in special and federal funds (of which $1,099 million is appropriated to the Department of Transportation, including $71 million for infrastructure improvements related to the construction of Redskins Stadium in Prince George's County) and $69.8 million in revenue bonds other than those issued by the Department of Transportation. The general obligation bond financed program includes $229 million for education, $23 million for the environment, $41 million for business and job creation, $41 million for public safety, and $63 million for various other projects.

         Based on the 1997 Budget, it is estimated that the general fund surplus on a budgetary basis at June 30, 1997, will be approximately $0.8 million. It is also estimated that the balance in the Revenue Stabilization Account of the State Reserve Fund at June 30, 1997, will be $465 million.

         The Adviser believes that the information summarized above describes some of the more significant matters relating to the Maryland Intermediate Municipal Bond Fund and Maryland Municipal Bond Fund. The sources of the information are the official statements of issuers located in Maryland, other publicly available documents, and oral statements from various state agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various state agencies.

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         North Carolina. The North Carolina Constitution requires that the total expenditures of the State for the fiscal period covered by the budget not exceed the total receipts during the fiscal period plus any surplus remaining in the State Treasury at the beginning of the period. The State operates on a fiscal year ending June 30th.

         The State of North Carolina is the tenth most populous state. Its economy is a combination of manufacturing, agriculture, services and tourism. The State's seasonally adjusted unemployment rate in December 1997 was 3.6%. In recent years, the State has moved from an agricultural economy to a service and goods producing economy. The State leads the nation in the production of textiles, tobacco products, furniture and fiberoptic cable and is among the largest producers of pharmaceuticals, electronics and telecommunications equipment. The principal agricultural products are poultry, pork and tobacco. Charlotte is now the second largest financial center in the nation, based on the assets of banks headquartered there.

         The ending fund balance for the State's General Fund at June 30, 1997 was $1,307.5 million. The growth in tax and other revenues exceeded expectations since that date which, with existing reserves, provides sufficient funds to pay intangibles tax refunds required by the Fulton case described below and the income tax refunds required by the Bailey case described below. The budget for the fiscal year ending June 30, 1998 projects an ending General Fund balance of $622.2 million.

         The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. In the Opinion of the Department of State Treasurer, however, any such loss of revenue or expenditure would not materially adversely affect the State's ability to meet its financial obligations.

         Leandro, et al. v. State of North Carolina and State Board of Education. On May 25, 1994, students and boards of education in five counties filed suit requesting a declaration that the public education system of North Carolina violates the State constitution by failing to provide adequate or substantially equal education opportunities, and by denying due process of law. The defendants' motion to dismiss was denied. However, the North Carolina Supreme Court upheld the present funding system and remanded the case for trial on the claim for relief based on the conclusion that the constitution guarantees every child the opportunity to obtain a sound basic education. Five other counties intervened and now allege claims for relief on behalf of their students' rights to a sound basic education on the basis of the high proportion of at-risk students in their counties' systems.

         Francisco case. On August 10, 1994, a class action lawsuit was filed against the Superintendent of Public Instruction and the State Board of Education on behalf of a class of parents and their children who are characterized as limited English proficient. The complaint alleges that the State has failed to provide funding for the education of these students and has failed to supervise local school systems in administering programs for them. The complaint asks the Court to order the defendants to fund a comprehensive program to ensure equal educational opportunities for limited English proficient children.

         Bailey case. State and local government retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits.

         Patton case. Federal retirees filed a class action suit in 1995 seeking monetary relief for taxes paid since 1989 on federal government retirement benefits.

         On May 8, 1998, the North Carolina Supreme Court ruled that it was unconstitutional for the State of North Carolina to collect taxes on the pensions of retired federal, state and local government employees. The required refunds were estimated to be $1.1 billion. However, a settlement has been reached and a Consent Order signed in which the State will pay a total of $799 million with $400 million to be paid beginning as early as July 1998 and the balance by July 1999.

         Faulkenbury v. Teachers' and State Employees' Retirement System, Peele
v. Teachers' and State Employees' Retirement System, and Woodard v. Local Governmental Employees' Retirement System. Plaintiffs are disability retirees who brought class actions in state court challenging changes in the formula for payment of disability retirement

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benefits and claiming impairment of contract rights, breach of fiduciary duty, violation of other federal constitutional rights and violation of state constitutional and statutory rights. The North Carolina Court of Appeals and Supreme Court dismissed the fiduciary claims and certain of the constitutional claims. The primary claim for unconstitutional impairment of contract was tried in Superior Court in May, 1995, and the court issued an order in favor of the plaintiffs. In April of 1997, the North Carolina Supreme Court upheld the trial court's ruling. A determination of the actual amount of liability and the payment process is being made by the parties. The plaintiffs have submitted documentation to the court asserting that the cost and damages and higher prospective benefit payments to the plaintiffs and class members would amount to $407 million. These amounts would be payable from the funds of the State's retirement system. The plaintiffs also have filed actions in federal court asserting the same claims, along with claims for violations of constitutional rights in the taxation of disability benefits.

         Smith case. This class action is related to litigation in Fulton v. Faulkner brought by a single taxpayer and decided by the United States Supreme Court in 1996 which held that certain intangibles taxes previously collected by the State of North Carolina on intangible personal property were unconstitutional. In 1995, the Smith class action was commenced on behalf of all taxpayers who had complied with the refund requirements of the North Carolina statute who would be entitled to refunds if Fulton prevailed on its refund claim. A second group of plaintiffs was added consisting of taxpayers who paid the intangibles tax but failed to comply with the tax refund statute. Refunds were ordered for those plaintiffs who had complied with the requirements of the North Carolina tax refund statute and the court dismissed the claims of those who had not complied. Refunds totaling approximately $120 million have been paid with interest. The appeal of the plaintiffs who did not comply with the tax refund statute is pending in the North Carolina Court of Appeals. A separate class action was filed in January 1998 on behalf of the plaintiffs who did not comply with the tax refund requirements.

         Fulton case. The State's intangible personal property tax levied on certain shares of stock has been challenged by the plaintiff on the grounds that it violates the U.S. Constitution's commerce clause by discriminating against stock issued by corporations that do all or part of their business outside the State. The plaintiff in the action is a North Carolina corporation that paid the tax on stock it owned in companies that did all or part of their business outside the State. Plaintiff sought to invalidate the tax in its entirety and to recover tax paid on the value of its shares in such corporations. The North Carolina Court of Appeals invalidated the taxable percentage deduction and excised it from the statute beginning with the 1994 tax year; however, the North Carolina Supreme Court reversed the Court of Appeals and reinstated the trial court's ruling, which had upheld the tax as constitutional, including the taxable percentage deduction. The plaintiff's petition for certiorari to the U.S. Supreme Court was granted, and on February 21, 1996, the U.S. Supreme Court declared the State's intangibles tax to be unconstitutional under the commerce clause and remanded the case to the North Carolina Supreme Court for its determination of the appropriate remedy for taxes improperly collected in years prior to the repeal of the tax.

         In February of 1997, the North Carolina Supreme Court ruled that the unconstitutional portion of the statute is severable and referred the matter to the North Carolina General Assembly for legislative action. This action may include paying refunds to taxpayers who paid the tax, but took appropriate steps to claim that a refund was due. The estimated cost of paying such refunds is approximately $150 million.

         The Adviser believes that the information summarized above describes some of the more significant matters relating to the North Carolina Intermediate Municipal Bond Fund and North Carolina Municipal Bond Fund. The sources of the information are the official statements of the Department of State Treasurer of North Carolina, other publicly available documents and oral statements from various State agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

         South Carolina. The South Carolina Constitution mandates a balanced budget. If a deficit appears likely, the State Budget and Control Board may reduce appropriations during the current fiscal year as necessary to prevent the deficit. If it is determined that a fiscal year has ended with an operating deficit, the State Constitution requires that monies appropriated from the Capital Reserve Fund must be reduced to the extent necessary and applied to the year end operating deficit before withdrawing monies from the General Reserve Fund for such purpose.

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

         The State Constitution limits annual increases in State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State; provided, however, that these two limitations are subject to suspension for any one fiscal year by a special vote in each House of the General Assembly.

         The State Constitution requires a General Reserve fund that equals three percent of General Fund Revenue for the latest completed fiscal year. Funds may be withdrawn from the General Reserve Fund only for the purpose of covering operating deficits. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund Revenue for the latest completed fiscal year.

         The State Constitution requires that the General Assembly provide that, if revenue forecasts before March 1 project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for the current fiscal year, the current fiscal year's appropriation to the Capital Reserve Fund shall first be reduced to the extent necessary before any reduction is made in operating appropriations.

         After March 1, monies from the Capital Reserve Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvement bond projects, to retire principal or interest on bonds previously issued, and to pay for capital improvements or other nonrecurring purposes. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must go back to the General Fund.

         The State operates on a fiscal year beginning July 1 and ending June
30. For the fiscal year ended June 30, 1997, the State had a budgetary surplus of $297,700,000, and the Capital Reserve Fund and General Reserve Fund were fully funded at the combined 5% level. The South Carolina General Assembly recently passed the Fiscal Year 1997-98 Appropriations Act that enacted a balanced budget where most of the new revenue was allocated to property tax relief, health and human services and education.

         A lawsuit, Glen E. Kennedy, et al vs. the South Carolina Retirement System and South Carolina Budget and Control Board, has been filed against the South Carolina Retirement Systems (Systems) by a group of retired participants in the Systems which challenges the Systems' treatment of annual leave calculation of participants' retirement payments. The Systems' liability in the event of an unfavorable outcome would be approximately $340 million for current retirees, and $800 million for current active members of the South Carolina Retirement System and the Police Officers' Retirement System. The Circuit Court determined that the State has been providing retirement benefits to its members in accordance with the law. The Circuit Court decision has been appealed to the State Supreme Court and the State continues to defend its position and believes it is meritorious.

         The Adviser believes that the information summarized above describes some of the more significant matters relating to the South Carolina Intermediate Municipal Bond Fund and South Carolina Municipal Bond Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, or oral statements from various State agencies. The adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various state agencies.

         Tennessee. The Constitution of the State of Tennessee forbids the expenditure of the proceeds of any debt obligation for a purpose other than the purpose for which it was authorized by statute. The Constitution also forbids the authorization of any debt obligation, except as shall be repaid within the fiscal year of issuance, for current operation of any state service or program. Under Tennessee law, the term of the State's bonds cannot exceed the life of the projects being financed. Furthermore, the amount of debt obligations of the State of Tennessee cannot exceed the amount authorized by the Tennessee General Assembly. The procedure for funding State of Tennessee debt is provided by Chapter 9 of Title 9, Tennessee Code Annotated. The Funding Board of the State of Tennessee is the entity authorized to issue general obligation indebtedness of the State of Tennessee. Pursuant to Section 9-9-106, Tennessee Code Annotated, the Funding Board of the State of Tennessee has a lien on the taxes, fees and revenues from certain

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designated revenue sources for the full amount required to service the State's general obligation indebtedness. Certain other agencies and authorities in Tennessee issue obligations, payable solely from specific non-tax enterprise fund revenues and which are not debts or liabilities of the State of Tennessee nor is the full faith and credit pledged to the payment thereof.

         Under current state statutes, the State of Tennessee's general obligation bonded debt issuances are subject to an annual legal debt service limitation based on a pledged portion of certain current year revenues. As of June 30, 1997, the State of Tennessee's annual legal debt service limit of $463 million was well above the debt service required of $110 million, with a legal debt service margin of $353 million. Debt per capita equaled $163, and the ratio of net general long-term bonded debt to assessed property valuation was 1.55 percent.

         The Constitution of the State of Tennessee requires a balanced budget. As required by law, the legislature enacted a balanced budget for fiscal year 1996-97. During fiscal year 1997, Tennessee continued several programs that were designed to position the State to remain competitive in attracting new jobs while addressing several problem areas for the State. The State continued its Basic Education Program which is designed to achieve salary equalization in teachers' salaries and to provide funding for enrollment growth. The State also extended coverage under Ten Care to all Tennessee children who do not otherwise have access to health insurance, enhanced all services to children under the newly established Department of Children's Services and continued enhancement of industrial growth and strengthening services for the continued success of the Families First Program of welfare reform.

         The economic outlook for Tennessee remains favorable. The State's economic diversity has improved substantially over the last twelve years. Investments announced in new and expanding business exceeded one billion dollars in each of those years and exceeded three billion in the last two years. The $3.4 billion in announced capital investments in 1996 was the largest year in Tennessee history. This growth created 20,863 new jobs in Tennessee for the year ended June 1997. As of June 1997, the State's unemployment rate was 4.8%, below the national average of 5.6%. Based on current projections, the State's overall growth is expected to exceed the national average into the next century according to the Comprehensive Annual Financial Report for the State of Tennessee for the year ended June 1997.

         Texas. Except as specifically authorized, the Texas Constitution generally prohibits the creation of debt by or on behalf of the State, with only limited exceptions. In addition, the Constitution prohibits the Legislature from lending the credit of the State to any person, including municipalities, or pledging the credit of the State in any manner for the payment of the liabilities of any individual, association of individuals, corporation or municipality. The limitations of the Constitution do not prohibit the issuance of revenue bonds, since the Texas courts (like the courts of most states) have held that certain obligations do not create a "debt" within the meaning of the Constitution. The State and various State agencies have issued revenue bonds payable from the revenues produced by various facilities or from lease payments appropriated by the Legislature. Furthermore, obligations which are payable from funds expected to be available during the current budget period, do not constitute "debt" within the meaning of the constitutional prohibition.

         Texas Revised Civil Statutes Article 717k-7(8) prohibits the Legislature from authorizing additional state debt payable from general revenues, including authorized but unissued bonds and lease purchase contracts in excess of $250,000 or for a term of greater than five years, if the resulting annual debt service exceeds five percent of an amount equal to the average amount of general revenue for the three immediately preceding years, excluding revenues constitutionally dedicated for purposes other than payment of debt service. Self-supporting general obligation bonds, although backed by the full faith and credit of the State, are reasonably expected to be paid from other revenue sources and are not expected to create a general revenue draw. On November 4, 1997, Texas voters approved a constitutional amendment pursuant to Proposition 11 in order to add the provisions of Article 717k-7(8) to the Constitution. The State has long been identified with the oil and gas industry, but the Texas economy has diversified, particularly with the growth of the computer and electronics industries. Oil and gas related industries currently account for only 10% of the State's economy. Service-producing sectors (which include transportation and public utilities; finance and insurance and real estate; trade; services; and government) are the major sources of job growth in Texas although the rate of growth of goods-producing jobs has been about the same as that of service-producing jobs since 1995. Texas' location and transportation and accessibility have made it a distribution center for the southwestern United States as well as a growing international market for export trade. With leadership provided by a strong high-technology sector and the growth

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of exports, manufacturing job growth is expected to remain a significant part of
Texas' economic future. The State Comptroller of Public Accounts has predicted that the overall Texas economy will slightly outpace national economic growth in the long term.

         The State generally can be divided into six geo-economic regions. The east region is a largely non-metropolitan region, in which the economy is dependent on agricultural activities and the production and processing of coal, petroleum and wood. The Dallas-Ft. Worth metroplex region is mostly metropolitan, with diversified manufacturing, financial and commercial sectors. The panhandle, Permian basin and Concho Valley regions are relatively populated areas of the State, with an economy drawing heavily from petroleum production and agriculture. The border region stretching from El Paso to Brownsville is characterized by its economic ties to Mexico, tourism and agriculture. The gulf coast region is the most populous region in the State and has an economy centered on energy services, petro-chemical industries and commercial activities resulting from agriculture and seaport trade. The economy of the central corridor is based upon the public and private service sector, recreation/tourism and high-technology manufacturing. Because the economic base is different from region to region, economic developments, such as the strength of the U.S. economy, shifting export markets or changes in oil prices or defense spending, can be expected to affect the economy of each region differently.

         In 1997, total nonfarm employment growth was 4.2%. Most new jobs created in the past year have been in the service sector with most of the growth in the health, business and miscellaneous services sectors. Employment during the past year also increased in the wholesale and retail trade, government, transportation, communications, public utilities, manufacturing and construction industries. Oil and gas mining added jobs since the beginning of 1996, but experienced a tapering off in hiring during the last few months of 1997. The State's per capita personal income growth has exceeded the nation's each year since 1989. Per capita personal income has since increased to approximately 91% of U.S. per capita income as of 1997.

         The State's general revenue fund provides an indication of the State's financial condition. Effective as of the beginning of fiscal 1994, numerous state funds were merged into the general revenue fund providing for a one-time gain of approximately $1.2 billion for the fund. In the fiscal year 1997, the general revenue fund accounted for most of the state's net revenue. Due to the state's expansion in Medicaid spending and other Health and Human Services programs requiring federal matching revenues, federal receipts were the state's number one source of income in fiscal 1997. Sales tax, which had been the main source of revenue for the previous 12 years prior to fiscal 1993, was second. Licenses, fees, fines and penalties are now the third largest source of revenue to the state, with motor fuels taxes and motor vehicle sales/rental taxes following as fourth largest and fifth largest, respectively. The remainder of the state's revenues are derived primarily from interest and investment income, lottery proceeds, cigarette and tobacco, franchise, oil and gas severance and other taxes. The state has no personal or corporate income tax, although the state does impose a corporate franchise tax based on the amount of a corporation's capital and "earned surplus," which includes corporate net income and officers' and directors' compensation. For each of the fiscal years ended August 31, 1993, 1994, 1995, 1996 and 1997, the general revenue fund contained a cash surplus of approximately $1.633 billion, $2.239 billion, $2.110 billion, $2.271 billion and $2.685 billion, respectively.

         Virginia. The Constitution of Virginia, in Section 9 of Article X provides for the issuance of debt by or on behalf of the Commonwealth. Sections 9(a), (b) and (c) provide for the issuance of debt to which the Commonwealth's full faith and credit is pledged and Section 9(d) provides for the issuance of debt not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections. The Commonwealth may also enter into leases and contracts that are classified on its financial statements as long-term indebtedness. Debt may also be issued by certain authorities and institutions of the Commonwealth.

         Section 9(a) of Article X authorizes general obligation debt to meet certain types of emergencies, to meet casual deficits in the revenue or in anticipation of the collection of revenues of the Commonwealth (subject to limits on the amount and duration of the debt), and to redeem a previous debt obligation of the Commonwealth. Total indebtedness issued to meet casual deficits may not exceed thirty percent of an amount equal to 1.15 times the annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts, for the preceding fiscal year."

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

         Section 9(b) of Article X authorizes general obligation debt for capital projects. The outstanding amount of Section 9(b) debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts," for the three immediately preceding fiscal years less the total amounts of bonds outstanding. The amount of Section 9(b) debt that the General Assembly may authorize for the current fiscal year is further limited to 25% of the aggregate Section 9(b) debt limit less Section 9(b) debt authorized in the current and prior three fiscal years. Also, the debt must be authorized by a vote of a majority of the members of each house of the General Assembly and approved in a state-wide election.

         Section 9(c) of Article X authorizes general obligation debt for revenue-producing capital projects. The outstanding amount of Section 9(c) debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts," for the three immediately preceding fiscal years. This debt must be approved by a vote of two-thirds of the members of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the bond legislation and again before the issuance of the bonds that the net revenues pledged are expected to be sufficient to pay principal and interest on the bonds issued to finance the projects.

         The phrase "taxes on income and retail sales" is not defined in the Constitution or by statute. The record made in the process of adopting the Constitution, however, suggests an intention to include only income taxes payable by individuals, fiduciaries and corporations and the state sales and use tax.

         Section 9(d) of Article X provides that the restrictions of Section 9 are not applicable to any obligation increased by the Commonwealth or any of its institutions, agencies or authorities if the full faith and credit of the Commonwealth is not pledged or committed to the payment of such obligation. Various types of Section 9(d) revenue bonds are issued for which the Commonwealth's full faith and credit is not pledged. Certain of these bonds, however, are paid in whole or in part from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from the revenues derived from enterprises related to the operation of financed capital projects.

         The Commonwealth is involved in numerous agreements to lease buildings and equipment. These lease agreements are for various terms, and each lease contains a nonappropriation clause indicting that continuation of the lease is subject to funding by the General Assembly.

         The Commonwealth also finances the acquisition of certain personal property and equipment through installment purchase agreements. The length of the agreements and the interest rates charged vary. In most cases, the agreements are collateralized by the personal property and equipment acquired. Installment purchase agreements contain nonappropriation clauses indicating that continuation of the installment purchase is subject to funding by the General Assembly.

         On December 18, 1995, the Governor presented to the General Assembly the Budget Bill for the 1996-98 biennium. The 1996-98 Budget Bill focused on three key areas: education, public safety, and economic development. The Budget Bill provided about $1,4119.9 million in spending increases above the level necessary to continue FY 1996 workloads and costs. Of these increases, $107.2 million resulted from the deposits to the Revenue Stabilization Fund ($66.6 million is scheduled for deposit on June 30, 1997 and an estimated $40.6 million is scheduled for deposit on June 30, 1998). The remainder provided the state share of Standards of Quality for public schools, proposed increases in higher education, increased spending for adult and juvenile corrections, proposed expansion of economic development activities in several areas, and mandated increases in several entitlement programs in health and human resources, primarily for Medicaid. The proposed budget included more than $200 million to cover installment payments on the settlement and the recent ruling by the Virginia Supreme Court in favor of retirees who did not settle in the Harper v. Virginia Department of Taxation.

         The 1996 General Assembly Session ended on March 11, 1996. The 1996-98 Budget Bill, as amended by the General Assembly, was submitted to the Governor for approval. The Governor then returned the 1996-98 Budget Bill to the General Assembly for consideration at its one-day reconvened session held on April 17, 1996. The General Assembly re-submitted the 1996-98 Budget Bill, as amended, to the Governor for his final approval. The 1996-98 Budget Bill, as amended, became effective as Chapter 912 of the 1996 Acts of Assembly (the 1996-98 Appropriation
Act) on April 17, 1996.

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         The Virginia Intermediate Municipal Bond Fund and Virginia Municipal
Bond Fund also invest in debt obligations issued by local governments. Local government in the Commonwealth is comprised of approximately 95 counties, 41 incorporated cities, and 190 incorporated towns. The Commonwealth is unique in that cities and counties are independent and their land areas do not overlap. Cities and counties each levy and collect their own taxes and provide their own services. Towns, which are units of local government and which continue to be part of the counties in which they are located, levy and collect taxes for town purposes but their residents are also subject to county taxes. Generally, the largest expenditure by local governments in the Commonwealth is for public education. Each county and city in the Commonwealth, with few exceptions, constitutes a separate school district. Counties, cities and towns typically also provide such services such as water and sewer services, police and fire protection, and recreational facilities.

         In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states' exempting from state income tax the retirement benefits paid by the state or local governments without exempting retirement benefits paid by the federal government. At that time, Virginia exempted state and local retirement benefits but not federal retirement benefits. At a Special Session held in April 1989, the General Assembly repealed the exemption of state and local retirement benefits. Following Davis, at least five suits, some with multiple plaintiffs, for refunds of Virginia income taxes, were filed by federal retirees. These suits were consolidated under the name of Harper v. Virginia Department of Taxation.

         In a Special Session, the Virginia General Assembly on July 9, 1994 passed emergency legislation to provide payments to federal retirees in settlement of the retirees' claims as a result of Davis. The settlement payments are to be made over a five-year period, commencing March 31, 1995. The total amount of authorized appropriations for the settlement is $340 million (payment to participating retirees in installments of $60 million on March 31, 1995, and $70 million on each succeeding March 31 through March 31, 1999, subject to appropriation by the General Assembly).

         On September 15, 1995 the Supreme Court of Virginia rendered its decision in Harper. The Court reversed the judgment of the trial court and entered final judgment in favor of the taxpayers, directing that the amounts unlawfully collected be refunded with statutory interest. The Commonwealth will not seek an appeal or rehearing of this decision. The Commonwealth issued refund checks on November 9, 1995, and interest stopped accruing as of November 3, 1995. The cost of refunding all Virginia income taxes paid on federal government pensions for taxable years 1985, 1986, 1987 and 1988 to federal government pensioners who opted out of the settlement was approximately $78.4 million, including interest earnings. The total cost of refunding all Virginia income taxes paid on federal government pensions was $418.4 million, $340 million for the settlement and $78.4 million as a result of the judgment. Of this total amount, $60 million was paid in March 1995 and $78.4 million was paid in November 1995 leaving a balance to be paid of $280 million.

         Nations Funds believe that the information summarized above describes some of the more significant matters relating to the Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund. The sources of the information are the official statements of issuers located in the Commonwealth, other publicly available documents, and oral statements from various state agencies. Nations Funds have not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various state agencies.

Options on Currencies

         Certain Funds may purchase and sell options on currencies to hedge the value of securities the Fund holds or intends to buy. Options on foreign currencies may be traded on U.S. and foreign exchanges or over-the-counter.

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Other Investment Companies

         In seeking to attain their investment objectives, certain Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including Advisory fees. These expenses would be in addition to the Advisory and other expenses that a Fund bears in connection with its own operations. The Adviser has agreed to remit to the respective investing Fund fees payable to it under its respective Investment Advisory Agreement with an affiliated money market Fund to the extent such fees are based upon the investing Fund's assets invested in shares of the affiliated money market fund.

Participation Interests and Company Receipts

         The Government Bond Fund also may purchase from domestic financial institutions and trusts created by such institutions participation interests and trust receipts in high quality debt securities. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. As to certain instruments for which the Fund will be able to demand payment, the Fund intends to exercise its right to do so only upon a default under the terms of the security, as needed to provide liquidity or to maintain or improve the quality of its investment portfolio. It is possible that a participation interest or trust receipt may be deemed to be an extension of credit by the Fund to the issuing financial institution rather than to the obligor of the underlying security and may not be directly entitled to the protection of any collateral security provided by the obligor. In such event, the ability of the Fund to obtain repayment could depend on the issuing financial institution.

         Participation interests and trust receipts may have fixed, floating or variable rates of interest, and will have remaining maturities of thirteen months or less (as defined by the SEC). If a participation interest or trust receipt is unrated, the Adviser will have determined that the interest or receipt is of comparable quality to those instruments in which the Fund may invest pursuant to guidelines approved by the Board of Directors. For certain participation interests or trust receipts the Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the Fund's participation interest or trust receipt in the securities involved, plus accrued interest.

Real Estate Investment Trusts

         A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

         REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended.

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Repurchase Agreements

         The repurchase price under any repurchase agreements described in the Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by a Company's custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by such Company under the 1940 Act.

Reverse Repurchase Agreements

         At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by a Fund from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Securities Lending

         To increase return on portfolio securities, certain Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund involved exceeds 33% of the value of its total assets which may include cash collateral received for securities loaned. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Pursuant to the securities loan agreement a Fund is able to terminate the securities loan upon notice of not more than five business days and thereby secure the return to the Fund of securities identical to the transferred securities upon termination of the loan.

Short Sales

         Certain Funds may from time to time enter into short sales transactions. A Fund will not make short sales of securities nor maintain a short position unless at all times when a short position is open, such Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by a Fund for the purpose of deferring recognition of gain or loss for federal income tax purposes.

Special Situations

         Certain Funds may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Stand-By Commitments

         Certain Funds may acquire "stand-by commitments" with respect to Municipal Securities held in their portfolios. Under a "stand-by commitment," a dealer agrees to purchase from a Fund, at a Fund's option, specified Municipal Securities at a specified price. Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred, or assigned by a Fund only with the underlying instruments.

         The amount payable to a Tax-Free Bond Fund upon its exercise of a stand-by commitment will normally be (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which a Tax-Free Bond Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Tax-Free Bond Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Under normal market conditions, in determining net asset value a Tax-Free Bond Fund values the underlying Municipal Securities on an amortized cost basis. Accordingly, the amount payable by a dealer upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Municipal Securities.

         A Fund's right to exercise stand-by commitments will be unconditional and unqualified. A stand-by commitment will not be transferable by a Fund, although the Fund could sell the underlying Municipal Securities to a third party at any time. Until a Fund exercises its stand-by commitment, it owns the securities in its portfolio which are subject to the stand-by commitment.

         The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for the security being acquired which will be subject to the commitment (thus reducing the yield to maturity otherwise available for the same security). When a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by that Fund. The Tax-Free Bond Funds will not acquire a stand-by commitment unless immediately after the acquisition not more than 5% of the Funds' total assets will be subject to a demand feature, or in stand-by commitments, with the same institution.

         Each Fund intends to enter into stand-by commitments only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the credit worthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims, and other relevant financial information.

         The Funds would acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining net asset value. A Fund's reliance upon the credit of these dealers, banks, and broker/dealers will be secured by the value of the underlying Municipal Securities that are subject to the commitment. Thus, the risk of loss to the Fund in connection with a "stand-by commitment" will not be qualitatively different from the risk of loss faced by a person that is holding securities pending settlement after having agreed to sell the securities in the ordinary course of business.

Stripped Securities

         Certain Funds may purchase stripped securities issued or guaranteed by the U.S. Government, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under STRIPS, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

         In addition, the Fund may purchase stripped mortgage-backed securities ("SMBS") issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be full recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Company's Board of Directors if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

         Although stripped securities may not pay interest to holders prior to maturity, Federal income tax regulations require a Fund to recognize as interest income a portion of the bond's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

U.S. and Foreign Bank Obligations

         These obligations include negotiable certificates of deposit, banker's acceptances and fixed time deposits. Each Fund limits its investments in domestic bank obligations to banks having total assets in excess of $1 billion and subject to regulation by the U.S. Government. Each Fund may also invest in certificates of deposit issued by members of the Federal Deposit Insurance Corporation ("FDIC") having total assets of less than $1 billion, provided that the Fund will at no time own more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully covered by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by a Fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on a Fund's right to transfer a beneficial interest in the deposit to a third party.

         Each Fund limits its investments in foreign bank obligations (i.e., obligations of foreign branches and subsidiaries of domestic banks, and domestic and foreign branches and agencies of foreign banks) to obligations of banks which at the time of investment are branches or subsidiaries of domestic banks which meet the criteria in the preceding paragraphs or are branches or agencies of foreign banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, pursuant to the established by the Board of Directors of the Company, are of an investment quality comparable to obligations of domestic banks which may be purchased by a Fund. These obligations may be general obligations of the parent bank in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. Each Fund also limits its investments in foreign bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, The Netherlands, Italy and Switzerland), Scandinavia (Denmark and Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Each Fund will limit its investment in securities of foreign banks to not more than 20% of total assets at the time of investment.

         Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the total assets of the Fund.

U.S. Government Obligations

         Each Fund may invest in U.S. Government obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. If such participations are illiquid they will not be purchased.

         U.S. Government obligations include principal and interest components of securities issued or guaranteed by the U.S. Treasury if the components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities may also be acquired in the form of custodial receipts. These receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities.

Use of Segregated and Other Special Accounts

         Options, futures and forward foreign currency contracts that obligate a Fund to provide cash, securities or currencies to complete such transactions will entail that Fund to either segregate assets in an account with, or on the books of, the Company's custodian, or otherwise "covering" the transaction as described below. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or liquid assets sufficient to meet the obligation by purchasing and delivering the securities if the call is exercised. A call option written on an index will require that Fund to have portfolio securities that correlate with the index. A put option written by a Fund also will require that Fund to have available assets sufficient to purchase the securities the Fund would be obligated to buy if the put is exercised.

         A forward foreign currency contract that obligates a Fund to provide currencies will require the Fund to hold currencies or liquid securities denominated in a foreign currency which will equal the Fund's obligations. Such a contract requiring the purchase of currencies also requires segregation.

         Unless a segregated account consists of the securities, cash or currencies that are the subject of the obligation, a Fund will hold cash, U.S. Government securities and other high grade liquid debt obligations in a segregated account. These assets cannot be transferred while the obligation is outstanding unless replaced with other suitable assets. In the case of an index-based transaction, a Fund could own securities substantially replicating the movement of the particular index.

         In the case of a futures contract, a Fund must deposit initial margin and variation margin, as often as daily, if the position moves adversely, sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Similarly, options on futures contracts require a Fund to deposit margin to the extent necessary to meet the Fund's commitments.

         In lieu of such assets, such transactions may be covered by other means consistent with applicable regulatory policies. A Fund may enter into off-setting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Of course, the off-setting transaction must terminate at the time of or after the primary transaction.

Variable- and Floating-Rate Instruments

         Certain Funds may purchase variable-rate and floating rate obligations. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable-rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligations next interest rate adjustment. Other variable-rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Variable-rate demand notes held by a Money Market Fund may have maturities of more than 397 days, provided (i) the Fund is entitled to payment principal on not more than 30 days' notice, or at specified intervals not exceeding 397 days (upon not more than 30 days' notice), and (ii) the rate of interest on such note is adjusted automatically at periodic intervals which may extend up to 397 days.

         The variable- and-floating rate demand instruments that the Funds may purchase include participations in Municipal Securities purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed 30 days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Funds. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

Warrants

         Certain Funds are permitted to invest in warrants. Warrants are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

When-Issued Purchases and Forward Commitments

         A Fund may agree to purchase securities on a when-issued basis or enter into a forward commitment to purchase securities. When a Fund engages in these transactions, its custodian will segregate cash, U.S. government securities or other high quality debt obligations equal to the amount of the commitment. Normally, the custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Fund's commitment. Because a Fund will segregate cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be adversely affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

         A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Portfolio Turnover

         Generally, the Equity Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Portfolio and its shareholders. For the Funds' portfolio turnover rates, see the "Financial Highlights" in the Prospectus.

Investment Risks

         In addition to the risks identified in certain of the securities descriptions above, there also are general investment risks associated with an investment in any of the Funds.

         Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index and other commonly used indexes, was trading at or close to record levels. There can be no guarantee that these levels will continue.

         The Marsico Focused Equities Fund, as a non-diversified fund, may invest in fewer issuers than diversified funds such as the Marsico Growth & Income Fund. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Fund's net asset value. The Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

         The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. In addition, obligations with the lowest investment grade rating (e.g., "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's")) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

         Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with such Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Fund Securities."

         Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.

                           MANAGEMENT OF THE COMPANIES

         The business and affairs of the Companies are managed under the direction of their respective Boards of Directors/Trustees. This SAI contains the names of and general background information concerning each Trustee/Director of the Companies.

         The Companies and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

         The Directors/Trustees and executive officers of each Company and their principal occupations during the last five years are set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Those directors who are "interested persons" of a Company (as defined in the 1940 Act) are indicated by an asterisk(*).

                                                             Principal Occupations
                                                             During Past 5 Years
                                   Position with             and Current
Name Address and Age               the Companies             Directorships
--------------------               -------------             --------------
Edmund L. Benson, III, 61         Director/Trustee           Director, President and
Saunders & Benson, Inc.                                      Treasurer, Saunders & Benson,
728 East Main Street                                         Inc. (Insurance); Trustee,
Suite 400                                                    Nations Institutional Reserves,
Richmond, VA 23219                                           Nations Annuity Trust and NFT,
                                                             Director, NFI, Nations LifeGoal
                                                             Funds, Inc., and NFP

James Ermer, 55                   Director/Trustee           Senior Vice President- Finance,
13705 Hickory Nut Point                                      CSX Corporation (transportation
Midlothian, VA 23112                                         and natural resources); Director,
                                                             National Mine Service; Director,
                                                             Lawyers Title Corporation;
                                                             Trustee, Nations Institutional
                                                             Reserves, Nations Annuity Trust
                                                             and NFT; Director, NFI, Nations
                                                             LifeGoal Funds, Inc., and NFP.

William H. Grigg, 65              Director /Trustee          Chairman Emeritus, Duke Power Co., since
Duke Power Co.                                               July, 1997; April 1994 to July 1997,
422 South Church Street                                      Chairman and Chief Executive Officer;
PB04G                                                        November 1991 to April 1994, Vice
Charlotte, NC  28242-0001                                    Chairman, from April 1988 to November
                                                             1991, Executive Vice President -- Customer
                                                             Group, Director, Coltec Industries,
                                                             Hatteras Income Securities, Inc., Nations
                                                             Government Income Term Trust 2003, Inc.,
                                                             Nations Government Income Term Trust 2004,
                                                             Inc., Nations Balanced Target Maturity
                                                             Fund, Inc., NFI, Nations LifeGoal Funds,
                                                             Inc. and NFP; Trustee, Nations
                                                             Institutional Reserves, Nations Annuity
                                                             Trust and NFT.



Thomas F. Keller, 66              Director/Trustee           R.J. Reynolds Industries Professor of
Fuqua School of Business                                     Business Administration and former
P.O. Box 90120                                               Dean, Fuqua School of Business, Duke
Duke University                                              University; Director, LADD Furniture,
Durham, NC 27708                                             Inc.; Director, Wendy's International
                                                             Inc., American Business Products, Dimon
                                                             Inc.,


                                                             Principal Occupations
                                                             During Past 5 Years
                                   Position with             and Current
Name Address and Age               the Companies             Directorships
--------------------               -------------             --------------
                                                             Biogen, Inc., Hatteras Income
                                                             Securities, Inc., Nations Government
                                                             Income Term Trust 2003, Inc., Nations
                                                             Government Income Term Trust 2004,
                                                             Inc., Nations Balanced Target Maturity
                                                             Fund, Inc., NFI, Nations LifeGoal
                                                             Funds, Inc., and NFP; Trustee, Nations
                                                             Institutional Reserves, Nations Annuity
                                                             Trust, NFT, the Mentor Funds, Mentor
                                                             Institutional Trust, Cash Resource
                                                             Trust.


Carl E. Mundy, Jr., 63     Director/Trustee                  Commandant, United States Marine Corps,
9308 Ludgate Drive                                           from July 1991 to July 1995; Commanding
Alexandria, VA  22309                                        General, Marine Forces Atlantic, from
                                                             June 1990 to June 1991; Director, NFI,
                                                             Nations LifeGoal Funds, Inc., and NFP;
                                                             Trustee, Nations Institutional
                                                             Reserves, Nations Annuity Trust and
                                                             NFT.


James B. Sommers*, 59      Director/Trustee                  President, NationsBank Trust, from
237 Cherokee Road                                            January 1992 to September 1996;
Charlotte, NC  28207                                         Executive Vice President, NationsBank
                                                             Corporation, from January 1992 to May
                                                             1997; Principal, Bainbridge &
                                                             Associates; Partner, Villa LLC;
                                                             Chairman, Central Piedmont Community
                                                             College Foundation; Trustee, Central
                                                             Piedmont Community College; Board of
                                                             Commissioners, Charlotte/Mecklenberg
                                                             Hospital Authority; Director, NFI, NFP
                                                             and Nations LifeGoal Funds, Inc.;
                                                             Trustee, Nations Institutional
                                                             Reserves, Nations Annuity Trust and
                                                             NFT.


A. Max Walker*, 76         President, Director/Trustee       Financial consultant; Formerly,
4580 Windsor Gate Court    and Chairman of the Board         President, A. Max Walker, Inc.;
Atlanta, GA 30342                                            Director and Chairman of the Board,
                                                             Hatteras Income Securities, Inc.,
                                                             Nations Government Income Term Trust
                                                             2003, Inc., Nations Government Income
                                                             Term Trust 2004, Inc., Nations Balanced
                                                             Target Maturity Fund, Inc., NFI,
                                                             Nations LifeGoal Funds,


                                                             Principal Occupations
                                                             During Past 5 Years
                                   Position with             and Current
Name Address and Age               the Companies             Directorships
--------------------               -------------             --------------
                                                             Inc., and Nations Fund Portfolios.
                                                             Inc.; President and Chairman of the
                                                             Board of Trustees, Nations
                                                             Institutional Reserves, Nations Annuity
                                                             Trust and NFT.




Charles B. Walker, 59      Director/Trustee                  Since 1989, Director, Executive Vice
Ethyl Corporation                                            President, Chief Financial Officer and
330 South Fourth Street                                      Treasurer, Ethyl Corporation
Richmond, VA 23219                                           (chemicals, plastics, and aluminum
                                                             manufacturing); since 1994, Vice
                                                             Chairman, Ethyl Corporation and Vice
                                                             Chairman, Chief Financial Officer and
                                                             Treasurer, Albemarle Corporation,
                                                             Director, NFI, Nations LifeGoal Funds,
                                                             Inc, and NFP; Trustee, Nations
                                                             Institutional Reserves, Nations Annuity
                                                             Trust and NFT.

Thomas S. Word, Jr.*, 60   Director/Trustee                  Partner, McGuire Woods Battle & Boothe
McGuire, Woods, Battle &                                     (law); Director, Vaughan Bassett
 Boothe                                                      Furniture Company, Director VB Williams
One James Center                                             Furniture Company, Inc.; Director, NFI,
Richmond, VA 23219                                           Nations LifeGoal Funds, Inc., and NFP;
                                                             Trustee, Nations Institutional
                                                             Reserves,Nations Annuity Trust and NFT.


Richard H. Blank, Jr., 41  Secretary, Treasurer              Since 1994, Vice President of Mutual
Stephens Inc.                                                Fund Services, Stephens Inc. 1990 to
111 Center Street                                            1994, Manager Mutual Fund Services,
Suite 300                                                    Stephens Inc. 1983 to 1990, Associate
Little Rock, AR  72201                                       in Corporate Finance Department,
                                                             Stephens Inc.; Secretary, Nations
                                                             Institutional Reserves, Nations Annuity
                                                             Trust, NFT, NFI, Nations LifeGoal
                                                             Funds, Inc., and NFP

Michael W. Nolte, 37       Assistant Secretary               Associate, Financial Services
Stephens Inc.                                                Group of Stephens Inc.
111 Center Street
Suite 300
Little Rock, AR  72201

                                                             Principal Occupations
                                                             During Past 5 Years
                                   Position with             and Current
Name Address and Age               the Companies             Directorships
--------------------               -------------             --------------
James E. Banks, 42         Assistant Secretary               Since 1993, Attorney, Stephens Inc.;
Stephens Inc.                                                Associate Corporate Counsel, Federated
111 Center Street                                            Investors; from 1991 to 1993, Staff
Suite 300                                                    Attorney, Securities and Exchange
Little Rock, AR  72201                                       Commission from 1988 to 1991


Steven Levy, 33            Assistant Treasurer               Since 1997, Vice President of Fund
First Data Investor                                          Accounting, First Data Investor
 Services  Group, Inc.                                       Services Group, Inc.; Prior to 1997,
One Exchange Place                                           Investment Operations Manager, Franklin
Boston, MA 02109                                             Templeton Group and Assistant Vice
                                                             President of Fund Accounting, Scudder
                                                             Stevens and Clark, Inc.



         Each Director/Trustee is a board member of NFI, NFT, NFP, Nations Annuity Trust, Nations Institutional Reserves and Nations LifeGoal Funds, Inc., each a registered investment company that is part of the Nations Funds family. Richard H. Blank, Jr., Steven Levy, Michael W. Nolte, and James E. Banks. Jr. also are officers of NFI, NFT, NFP, Nations Annuity Trust, Nations Institutional Reserves and Nations LifeGoal Funds, Inc.

         Each Director/Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of each Company, plus
(ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Directors/Trustees (or committee thereof). All Directors/Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Directors/Trustees. Officers receive no direct remuneration in such capacity from the Companies. No person who is an officer, director, trustee, or employee of Bank of America or its affiliates serves as an Officer, Director, Trustee or employee of the company. As of the date of this SAI, the directors and officers of each Company as a group owned less than 1% of the outstanding shares of each of the Funds. Each Company has adopted a Code of Ethics which, among other things, prohibits each access person of the Company from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a director or officer of a Company, (ii) any employee of a Company (or any company in a control relationship with a Company) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by a Company, and (iii) any natural person in a control relationship with a Company who obtains information concerning recommendations made to a Company regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to a Company any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that a Company's access persons, other than its "disinterested" directors, submit reports to a Company's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

Nations Funds Retirement Plan

         Under the terms of the Nations Funds Retirement Plan for Eligible Directors/Trustees (the "Retirement Plan"), each director/trustee may be entitled to certain benefits upon retirement from the Board of Directors/Trustees. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible director/trustee has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies advised by the Adviser. If a director/trustee retires before reaching age 65, no benefits are payable. Each eligible director/trustee is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate director's/trustee's fees payable by the Funds during the calendar year in which the director's/trustee's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible director/trustee in quarterly installments for a period of no more than five years. If an eligible director/trustee's dies after attaining age 65, the director's/trustees surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the director/trustee if he had not died. The Retirement Plan is unfunded. The benefits owed to each director/trustee are unsecured and subject to the general creditors of the Funds.

Nations Funds Deferred Compensation Plan

         Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Directors (the "Deferred Compensation Plan"), each director/trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the director/trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring directors/trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring directors'/trustees deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's/trustees' retirement benefits commence under the Retirement Plan. The Board of Directors/Trustees, in its sole discretion, may accelerate or extend such payments after a director's/trustee's termination of service. If a deferring director/trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the director's/trustee's death. If a deferring director dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the director. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring directors/trustees have the status of unsecured creditors of the Funds from which they are deferring compensation.

         COMPENSATION TABLE

                                                            Aggregate
                                      Aggregate           Compensation
        Name of Person            Compensation from           from
         Position (1)                  NFT (2)               NFI (2)
        -------------                  -------               -------
Edmund L. Benson, III,
Trustee                                $24,500.00            $11,000.00
James Ermer
Trustee                                $24,500.00            $11,000.00
William H. Grigg
Trustee                                $24,500.00            $11,000.00



                                  Aggregate
                                Compensation         Pension or Retirement     Estimated Annual   Total Compensation from
        Name of Person              from            Benefits Accrued as Part    Benefits Upon       Registrant and Fund
         Position (1)              NFP (2)              of Fund Expenses          Retirement           Complex (3)(4)
         ------------             --------              -----------------         ----------           ---------------
Edmund L. Benson, III,
Trustee                             $7,500.00                $4,431.53            $30,000.00             $86,201.07
James Ermer
Trustee                             $7,500.00                $4,431.53            $30,000.00             $59,000.00
William H. Grigg
Trustee                             $7,500.00                $4,431.53            $30,000.00            $117,533.68



Thomas F. Keller
Trustee                                $24,500.00            $11,000.00
Carl E. Mundy, Jr.
Trustee                                $23,500.00            $10,000.00
James Sommers
Trustee                                $18,625.00             $8,250.00
A. Max Walker
Chairman of the Board                  $26,500.00            $13,000.00
Charles B. Walker
Trustee                                $24,500.00            $11,000.00
Thomas S. Word
Trustee                                $24,500.00            $11,000.00



Thomas F. Keller                     $7,500.00                $4,431.53            $30,000.00            $116,115.17
Trustee
Carl E. Mundy, Jr.                   $6,500.00                $4,431.53            $30,000.00             $54,000.00
Trustee
James Sommers                        $5,375.00                $4,431.53            $30,000.00             $43,875.00
Trustee
A. Max Walker                        $9,500.00                $4,431.53            $35,000.00             $89,000.00
Chairman of the Board
Charles B. Walker                    $7,500.00                $4,431.53            $30,000.00             $59,000.00
Trustee
Thomas S. Word                       $7,500.00                $4,431.53            $30,000.00            $109,255.23
Trustee




         (1)All directors/trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Directors/Trustees. Officers of the Companies receive no direct remuneration in such capacity from the Companies.

         (2) For the twelve-month period ending March 31, 1999, each Director/Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Companies, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or committee thereof) and $500 for attendance at each other meeting of the Board of Directors/Trustees (or Committee thereof).

         (3) Messrs. Grigg, Keller and A.M. Walker receive compensation from nine investment companies that are deemed to be part of the Nations Funds "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Sommers, Mundy and Word receive compensation from five investment companies deemed to be part of the Nations Funds complex.

         (4) Total compensation amounts include deferred compensation (including interest) payable to or accrued for the following Directors/Trustees: Edmund L. Benson, III $53,201; William H. Grigg $94,534; Thomas F. Keller $93,115; and Thomas S. Word $102,255.

Shareholder and Trustee Liability

         NFT is a Massachusetts business trust. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, NFT's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of NFT, and that every note, bond, contract, order, or other undertaking made by NFT shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that NFT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of NFT and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which NFT itself would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of NFT shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment, or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of NFT; nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees or NFT shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of NFT unless any such person would not be entitled to indemnification had he or she been a Trustee.

                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
       TRANSFER AGENCY, OTHER SERVICE PROVIDERS, SHAREHOLDER SERVICING AND
       --------------------------------------------------------------------
                            DISTRIBUTION AGREEMENTS
                            -----------------------

Investment Adviser and Sub-Advisers

         Bank of America Advisors, Inc. ("BAAI") serves as investment adviser to all of the Funds of the Companies, pursuant to Investment Advisory Agreements dated January 1, 1996, and amended thereafter. Brandes serves as investment sub-adviser to the International Value Fund, pursuant to an Investment Sub-Advisory Agreement dated as of April 8, 1998. Gartmore serves as investment sub-adviser to the Emerging Markets Fund and International Growth Fund, pursuant to Investment Sub-Advisory Agreements dated January 1, 1996, and amended thereafter. Gartmore, INVESCO and Putnam serve as co-investment sub-advisers to the International Equity Fund, pursuant to Investment Sub-Advisory Agreements dated as of April 15, 1999. Boatmen's serves as investment sub-adviser to the Government Bond Fund, pursuant to an Investment Sub-Advisory Agreement dated July 31, 1997. Marsico Capital serves as investment sub-adviser to the Marsico Focused Equities Fund and Marsico Growth & Income Fund, pursuant to an Investment Sub-Advisory Agreement, dated December 31, 1997. TradeStreet serves as investment sub-adviser to all other Funds of the NFI and NFT, pursuant to Investment Sub-Advisory Agreements, dated January 1, 1996, and amended thereafter.

         BAAI also serves as the investment adviser to the portfolios of Nations Institutional Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc., each a registered investment company that is part of the Nations Funds Family. In addition, BAAI serves as the investment advisor to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange. TradeStreet also serves as the sub-investment adviser to Nations Institutional Reserves, Nations Annuity Trust, Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc.

         BAAI and TradeStreet are each wholly owned subsidiaries of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation. Gartmore is a joint venture structured as a Delaware general partnership between NB Partner Corp., a wholly owned subsidiary of Bank of America and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a publicly listed U.K. company. National Westminster Bank plc and affiliated parties (collectively, "NatWest) own 100% of the equity of Gartmore plc. Gartmore is a registered investment adviser in the United States and a member of the Investment Management Regulatory Organization Limited, a U.K. regulatory authority. The respective principal offices of BAAI, TradeStreet and Gartmore are located at One Bank of America Plaza, Charlotte, N.C. 28255. Boatmen's is an indirect wholly owned subsidiary of Bank of America Corporation. Boatmen's principal office is located at 100 North Broadway, St. Louis, Missouri 63178. Marsico Capital is located at 1200 17th Street, Suite 1300, Denver, CO 80202.

         Brandes Investment Partners, Inc. owns a controlling interest in Brandes Investment Partners, L.P. and serves as its General Partner. Charles Brandes is the controlling shareholder of Brandes Investment Partners, Inc. The principal offices of Brandes are located at 12750 High Bluff Drive, San Diego, CA 92130.

         Thomas F. Marsico is Chairman and Chief Executive Officer of Marsico Capital. Prior to forming Marsico Capital in September 1997, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager. Bank of America owns 50% of Marsico Capital.

         INVESCO Global Asset Management (N.A.), Inc., with principal offices located at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309, was founded in 1997 as a division of INVESCO Global a publicly traded investment management firm located in London, England, and a wholly owned subsidiary of AMVESCAP PLC, a publicly traded UK financial holding company also located in London, England that, through its subsidiaries, engages in international investment management. The "management team" responsible for the day-to-day investment decisions for INVESCO's managed portion of the assets of the International Equity Fund are:
John D. Rogers, CFA; W. Linsay Davidson; Michele T. Garren, CFA; Erik B. Granade, CFA; Kent A. Stark; and Ingrid Baker, CFA.

         Putnam Investment Management, Inc., with principal offices located at One Post Office Square, Boston, Massachusetts 02109, is a wholly owned subsidiary of Putnam Investments, Inc., an investment management firm founded in 1937 which, except for shares held by employees is owned by Marsh & McLennan Companies, a publicly traded professional services firm that engages, through its subsidiaries in the business of insurance brokerage, investment management and consulting. The "management team" responsible for the day-to-day investment decisions for Putnam's managed portion of the assets of the International Equity Fund are: Omid Kamshad, CFA; Mark D. Pollard, Justin M. Scott and Paul C. Warren

         Since 1874, Bank of America and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, Bank of America affiliates collectively manage in excess of $100 billion, including the more than $40 billion in mutual fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. Bank of America is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. Bank of America and its affiliates organization makes available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers.

         Pursuant to the terms of the Investment Advisory Agreements and Sub-Advisory Agreements (at times, the "Advisory Agreements") with BAAI, TradeStreet, Gartmore, Boatman's, Brandes and Marsico Capital, subject at all times to the control of the respective Companies' Boards of Directors/Trustees and conformance with the stated policies of each Company, BAAI, TradeStreet, Gartmore, Boatman's, Brandes and Marsico Capital each selects and manages the investments of the Funds. Each such advisory entity obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Funds.

         The Advisory Agreements for BAAI, TradeStreet, Gartmore, Boatmen's Brandes and Marsico Capital each provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of BAAI or Trade Street, respectively, or any of their respective officers, directors, employees or agents, BAAI or TradeStreet shall not be subject to liability to the Company or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services under thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         An Investment Advisory Agreement with BAAI shall become effective with respect to a Fund if and when approved by the Boards of a Company, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a)
(i) the Company's Board of Directors/Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Company's Directors/Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Directors of the Company), by votes cast in person at a meeting specifically called for such purpose. The respective Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by a Company (by vote of the Board of Directors/Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by BAAI on 60 days' written notice.

         A Sub-Advisory Agreement with TradeStreet shall become effective with respect to each Fund as of its execution date and, unless sooner terminated, shall continue in full force and effect for one year, and may be continued with respect to each Fund thereafter, provided that the continuation of the Agreement is specifically approved at least annually by (a) (i) the Company's Board of Directors (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Company's Directors who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Directors of the Company), by votes cast in person at a meeting specifically called for such purpose. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Company (by vote of the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund), or by BAAI, or by TradeStreet on 60 days' written notice.

         The Sub-Advisory Agreement with Gartmore was initially approved by NFP's Board of Directors on January 26, 1995 and by the initial shareholder on June 30, 1995. The Sub-Advisory Agreement will continue in effect for an initial term of two years from its effective date and continues in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Sub-Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The respective Funds, BAAI or Gartmore may terminate the Sub-Advisory Agreement, on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The Sub-Advisory Agreement with Gartmore provides that Gartmore shall not be liable to the Company or to its shareholders for any act or omission by Gartmore or for any loss sustained by the Company or by its shareholders except in the case of Gartmore's willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of Gartmore, as the case may be.

         The Sub-Advisory Agreement with Boatmen's became effective on July 31, 1997 and it shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by
(a)(i) the Company's Board of Directors or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Company's Directors who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Directors of the Company), by votes cast in person at a meeting specifically called for such purpose. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Company (by vote of the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days' written notice. The Sub-Advisory Agreement provides that the Adviser shall not be liable to the Company or to its shareholders for any act or omission by Boatmen's or for any loss sustained by the Company or by its shareholders except in the case of such Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of such Adviser, as the case may be.

         The Sub-Advisory Agreement with Brandes was initially approved by NFI's Board of Directors on February 4, 1998. The Sub-Advisory Agreement will continue in effect for an initial term of two years from its effective date and continues in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Sub-Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund, BAAI or Brandes may terminate the Sub-Advisory Agreement, on 60 days' written notice without penalty. The Sub-Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The Sub-Advisory Agreement with Brandes provides that Brandes shall not be liable to the Company or to its shareholders for any act or omission by Brandes or for any loss sustained by the Company or by its shareholders except in the case of Brandes' willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of Brandes, as the case may be.

         The Investment Sub-Advisory Agreement with Marsico Capital was initially approved by NFT's Board of Trustees on December 7, 1997 and is effective for a two year period and shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a)(i) NFT's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of NFT's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of NFT), by votes cast in person at a meeting specifically called for such purpose. The Investment Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by NFT (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by BAAI on 60 days' written notice. The Sub-Advisory Agreement shall become effective for a two-year term with respect to each Fund as of its execution date and, unless sooner terminated, shall continue in full force and effect for one year, and may be continued with respect to each Fund thereafter, provided that the continuation of the Agreement is specifically approved at least annually by (a)(i) NFT's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and
(b) the affirmative vote of a majority of NFT's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of NFT), by votes cast in person at a meeting specifically called for such purpose.

         The Funds, in any advertisement or sales literature, may advertise the names, experience and/or qualifications of the portfolio manager(s) of any Fund, or if a Fund is managed by team or committee, such Fund may advertise the names, experience and/or qualifications of any such team or committee member.

         The Adviser may waive a portion of its fees; however, any such waiver may be discontinued at any time. As discussed under the caption "Expenses," BAAI, TradeStreet and Gartmore will be required to reduce their fees from the Funds, in direct proportion to the fees payable by the Funds to BAAI, TradeStreet, Gartmore, Brandes, Boatmen's, Marsico Capital and the Administrator, if the expenses of the Funds exceed the applicable expense limitation of any state in which the Funds' shares are registered or qualified for sale.

         Subject to reduction in accordance with the expense limitation provisions which may be imposed by states in which the Funds' shares are qualified for sale, BAAI received fees from the Funds for its services as outlined in the following chart, which states the net advisory fees paid to BAAI, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended March 31, 1998.

                                                             ADVISORY FEES

                                                 Net Amount Paid          Amount Waived       Reimbursed by Adviser
                                                 ---------------          --------------      ----------------------
Prime Fund                                          $9,639,804                $1,588,170              $0.00


Treasury Fund                                        5,843,938                 843,672                 0.00
Equity Income Fund                                   4,731,858                    0.00                 0.00
Government Securities Fund                             606,485                 160,648                 0.00
International Equity Fund                            9,260,334                    0.00                 0.00
International Growth Fund                            4,491,759                 145,205                 0.00
International Value Fund                               326,210                    0.00             3,902.00
Small Company Growth Fund                              959,096                 419,890                 0.00
U.S. Government Bond Fund                              483,931                 385,271                 0.00
Government  Money Market Fund                          468,312                 954,231                 0.00
Tax Exempt Fund                                      3,482,525               5,239,935                 0.00
Value Fund                                          15,618,802                  49,168                 0.00
Capital Growth Fund                                  5,717,424                    0.00                 0.00
Disciplined Equity Fund                              1,236,280                   0.00                  0.00
Equity Index Fund                                    1,302,110               2,088,839                 0.00
Emerging Growth Fund                                 2,836,719                    0.00                 0.00
Managed Index Fund                                     360,994                 449,019                 0.00
Managed SmallCap Index Fund                               0.00                 419,108                 0.00
Managed Value Index Fund                                   670                  11,025                 0.00
Managed SmallCap Value Index Fund                          193                   5,901                 0.00
Marsico Growth & Income Fund                             0.00                   10,919                 0.00
Marsico Focused Equities Fund                           27,032                    0.00                 0.00
Balanced Assets Fund                                 1,493,286                    0.00                 0.00
Short-Intermediate Gov't Fund                        2,708,669               1,354,334                 0.00
Short-Term Income Fund                               1,006,049               1,006,049                 0.00
Diversified Income Fund                              1,440,010                 288,002                 0.00
Strategic Fixed Income Fund                          7,389,298               1,760,101                 0.00
Municipal Income Fund                                1,495,049                 865,120                 0.00
Short-Term Municipal Income Fund                       143,891                 357,577                 0.00
Intermediate Municipal Bond  Fund                    1,814,264               1,420,175                 0.00
Florida Intermediate Municipal Bond Fund               414,266                 371,186                 0.00
Georgia Intermediate Municipal Bond Fund               305,490                 267,367                 0.00
Maryland Intermediate Municipal Bond  Fund             216,531                 251,773                 0.00
North Carolina Intermediate Municipal Bond
Fund                                                   350,910                 325,600                 0.00
South Carolina Intermediate  Municipal Bond
Fund                                                   532,494                 471,252                 0.00
Tennessee Intermediate  Municipal Bond Fund             67,179                 121,971                 0.00
Texas Intermediate Municipal Bond Fund                 688,008                 601,927                 0.00
Virginia Intermediate Municipal Bond Fund              631,227                 484,093                 0.00
Florida Municipal Bond Fund                            144,492                 123,106                 0.00
Georgia Municipal Bond Fund                             33,480                  66,122                 0.00
Maryland  Municipal Bond Fund                           25,999                  82,546                 0.00
North  Carolina Municipal Bond Fund                     83,208                  94,452                 0.00
South Carolina Municipal Bond Funds                     42,805                  72,257                 0.00
Tennessee Municipal Bond Fund                            1,873                  57,822                 0.00
Texas Municipal Bond Fund                               26,062                  72,988                 0.00
Virginia Municipal Bond Fund                            56,750                  81,176                 0.00
Emerging Markets Fund                                  988,113                    0.00                 0.00
Pacific Growth Fund                                    894,307                    0.00                 0.00
Global Government Income Fund                          288,379                    0.00                 0.00


BAAI received fees from the Funds for its services as outlined in the following chart, which states the net advisory fees paid to BAAI, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended March 31, 1997. The table below also states the advisory fees paid and waived by Barnett Capital Advisers, Inc. with respect to the Emerald International Equity Fund (predecessor to the International Value Fund) for the period ended December 1, 1996 through November 30, 1997.


                                                             ADVISORY FEES
                                                             --------------
                                                           Net Amt.              Amount          Reimbsd.
                                                             Paid                Waived          by Advsr.
                                                             ----                -------         --------
Government  Money Market Fund                          $  595,369.00        $1,087,306.00       $       0.00
Tax Exempt Fund                                         2,307,746.00         3,589,593.00               0.00
Value Fund                                              9,794,835.00                 0.00               0.00
Capital Growth Fund                                     5,714,094.00                 0.00               0.00
Disciplined Equity Fund                                 1,064,026.00                 0.00               0.00


                                                           Net Amt.              Amount          Reimbsd.
                                                             Paid                Waived          by Advsr.
                                                             ----                -------         --------
Equity Index Fund                                       678,564.00           1,534,132.00               0.00
Emerging Growth Fund                                    2,666,535.00                 0.00               0.00
Managed Index Fund                                      12,069.00               86,414.00          22,720.00
Managed SmallCap Index Fund                             13.00                   44,990.00          18,619.00
Balanced Assets Fund                                    1,798,693.00                00.0                0.00
Short-Intermediate Gov't Fund                           1,886,178.00           943,089.00               0.00
Short-Term Income Fund                                  600,834.00             601,326.00               0.00
Diversified Income Fund                                 1,000,615.00           200,123.00               0.00
Strategic Fixed Income Fund                             4,757,641.00           951,528.00               0.00
Municipal Income Fund                                   323,476.00             305,497.00               0.00
Short-Term Municipal Income Fund                        60,734.00              294,153.00               0.00
Intermediate Municipal Bond  Fund                       189,645.00             277,372.00               0.00
Florida Intermediate Municipal Bond Fund                104,662.00             161,773.00               0.00
Georgia Intermediate Municipal Bond Fund                124,834.00             165,879.00               0.00
Maryland Intermediate Municipal Bond  Fund              260,093.00             227,212.00               0.00
North Carolina Intermediate Municipal Bond Fund         76,726.00              121,064.00               0.00
South Carolina Intermediate  Municipal Bond Fund        152,937.00             197,205.00               0.00
Tennessee Intermediate  Municipal Bond Fund             14,485.00               79,715.00               0.00
Texas Intermediate Municipal Bond Fund                  54,898.00              104,929.00               0.00
Virginia Intermediate Municipal Bond Fund               614,014.00             520,946.00               0.00
Florida Municipal Bond Fund                             112,099.00             117,651.00               0.00
Georgia Municipal Bond Fund                             26,675.00               61,249.00               0.00
Maryland  Municipal Bond Fund                           15,208.00               67,979.00               0.00
North  Carolina Municipal Bond Fund                     80,159.00               92,926.00               0.00
South Carolina Municipal Bond Funds                     40,452.00               67,297.00               0.00
Tennessee Municipal Bond Fund                           2,763.00                47,192.00           3,159.00
Texas Municipal Bond Fund                               35,113.00               69,111.00               0.00
Virginia Municipal Bond Fund                            49,575.00               71,879.00               0.00
Emerging Markets Fund                                   661,747.00                   0.00               0.00
Pacific Growth Fund                                     1,035,724.00                 0.00               0.00
Global Government Income Fund                           298,997.00                   0.00               0.00
Prime Fund                                              6,849,130.00         1,579,771.00               0.00
Treasury Fund                                           4,030,618.00         1,026,792.00               0.00
Equity Income Fund                                      2,632,510.00                 0.00               0.00
International Equity Fund                               8,870,691.00                 0.00               0.00
International Value Fund                                395,837.00                   0.00           4,304.00
Government Securities Fund                              568,081.00             156,808.00

         The table below states the net advisory fees paid to Bank of America and/or its wholly-owned affiliate BAAI (or their predecessors), the advisory fees waived and expense reimbursements where applicable for the fiscal period from December 1, 1995 to March 31, 1996. [The table below also states the advisory fees paid to BAAI or its predecessor under NFP's prior advisory agreement and the advisory fees waived for the fiscal period from June 1, 1995 to March 31, 1996 for the Emerging Markets Fund, Pacific Growth Fund and Global Government Income Fund. The table also states the advisory fees paid and waived by Barnett Capital Advisors, Inc. with respect to the Emerald International Equity Fund (predecessor to the International Value Fund) from its commencement on Dec. 27, 1995 through the period ended November 30, 1996.]

                                                             ADVISORY FEES
                                                             -------------
                                                           Net Amt.             Amount           Reimbsd.
                                                             Paid                Waived         by Advsr.
                                                             ----               -------         --------
Government  Money Market Fund                           $ 195,815.00         $442,122.00       $     0.00
Tax Exempt Fund                                           600,930.00        1,248,939.00             0.00
Value Fund                                              2,808,328.00                0.00             0.00
Capital Growth Fund                                     2,253,497.00                0.00             0.00
Disciplined Equity Fund                                   339,082.00                0.00             0.00
Equity Index Fund                                          64,733.00                0.00             0.00
Emerging Growth Fund                                      777,193.00                0.00             0.00
Balanced Assets Fund                                      590,332.00                0.00             0.00
Short-Intermediate Gov't Fund                             619,149.00          384,574.00             0.00
Short-Term Income Fund                                    173,410.00          216,740.00             0.00
Diversified Income Fund                                   286,700.00           57,340.00             0.00


                                                           Net Amt.             Amount           Reimbsd.
                                                             Paid                Waived         by Advsr.
                                                             ----               -------         --------
Strategic Fixed Income Fund                             1,388,673.00          294,244.00             0.00
Municipal Income Fund                                     114,363.00          117,368.00             0.00
Short-Term Municipal Income Fund                           12,972.00           99,745.00             0.00
Intermediate Municipal Bond  Fund                          45,524.00           89,165.00             0.00
Florida Intermediate  Municipal Bond Fund                  25,169.00           62,242.00             0.00
Georgia Intermediate Municipal Bond Fund                   33,891.00           64,182.00             0.00
Maryland Intermediate Municipal Bond  Fund                 59,770.00           93,011.00             0.00
North  Carolina Intermediate  Municipal  Bond Fund         17,326.00           47,071.00             0.00
South Carolina Intermediate  Municipal Bond Fund           42,310.00           75,330.00             0.00
Tennessee Intermediate Municipal Bond Fund                      0.00           31,491.00         1,332.00
Texas Intermediate Municipal Bond Fund                     11,045.00           41,063.00             0.00
Virginia Intermediate Municipal Bond Fund                 196,295.00          215,292.00             0.00
Florida Municipal Bond Fund                                34,641.00           44,125.00             0.00
Georgia Municipal Bond Fund                                 4,774.00           25,162.00             0.00
Maryland Municipal Bond Fund                                  108.00           27,352.00             0.00
North Carolina Municipal Bond Fund                         24,232.00           38,851.00             0.00
South Carolina Municipal Bond Funds                         5,358.00           27,497.00             0.00
Tennessee Municipal Bond Fund                                   0.00           15,588.00         5,817.00
Texas Municipal Bond Fund                                   6,913.00           28,200.00             0.00
Virginia Municipal Bond Fund                               11,162.00           29,711.00             0.00
Prime Fund                                              6,265,471.00          726,242.00             0.00
Treasury Fund                                           4,417,264.00          552,985.00             0.00
Equity Income Fund                                      2,329,896.00                0.00             0.00
International Equity Fund                               5,291,343.00           84,472.00             0.00
International Value Fund                                        0.00                0.00             0.00
Government Securities Fund                                468,579.00          147,897.00             0.00
Emerging Markets Fund                                     188,334.00                0.00             0.00
Pacific Growth Fund                                       307,806.00                0.00             0.00
Global Government Income Fund                           1,132,152.00                0.00             0.00



         The Pilot U.S. Government Fund (predecessor to the U.S. Government Bond
Fund) and the Pilot Small Capitalization Equity Fund (predecessor to the Pilot Small Company Growth Fund) paid and waived the following advisory and sub-advisory fees under a prior advisory agreement with Boatmen's during the periods indicated.

                       Advisory and Sub-Advisory Fees Paid
                        September 1, 1996 - May 16, 1997

                                               Advisory
                                               Fee

      Pilot US Government Fund

         Advisory Fee                            $552,504
         Advisory Waiver                        (125,674)
                                                 --------
                                                 426,830
                                                 -------
      Pilot Small Capitalization Fund

         Advisory Fee                            $731,622
         Advisory Waiver                         $(250,320)
                                                 ---------
                                                 $481,302
                                                 --------

                               Advisory Fees Paid

                                    September 1, 1995 -      September 1, 1994 -
                                      August 31, 1996           August 31, 1995
Pilot US Government Fund                 $555,098                  $415,164
Pilot Small Capitalization Fund          $178,877                     $0*
* Fund inception 12/12/95

                             Sub-Advisory Fees Paid

                                 September 1, 1995 -    August 31, 1994 - August
                                   August 31, 1996              31, 1995

Pilot US Government Fund                 N/A                       N/A
Pilot Small Capitalization Fund          N/A                       N/A

         The table below states the net sub-advisory fees paid to TradeStreet for the fiscal periods indicated. No fees were waived or reimbursed by the Adviser during this periods.

                                                 SUB-ADVISORY FEES
                                                 -----------------
                                                  Period Ending
                                                     3/31/98

                                                 Net Amount Paid
                                                 ---------------
Prime Fund                                          $2,959,571
Treasury Fund                                        1,763,574
Equity Income Fund                                   1,478,586
Government Securities Fund                             181,945
Small Company Growth Fund                              338,212
Government  Money Market Fund                          186,411
Tax Exempt Fund                                      1,199,059
Value Fund                                           5,222,656
Capital Growth Fund                                  1,905,808
Disciplined Equity Fund                                412,093
Equity Index Fund                                      678,190
Emerging Growth Fund                                   945,572
Managed Index Fund                                     162,002
Managed SmallCap Index Fund                             83,822
Managed Value Index Fund                                 2,505
Managed SmallCap Value Index Fund                        1,410
Balanced Assets Fund                                   497,762
Short-Intermediate Gov't Fund                        1,015,751
Short-Term Income Fund                                 503,025
Diversified Income Fund                                432,003
Strategic Fixed Income Fund                          2,287,350
Municipal Income Fund                                  275,353
Short-Term Municipal Income Fund                        70,205
Intermediate Municipal Bond  Fund                      452,822
Florida Intermediate Municipal Bond Fund               109,963
Georgia Intermediate Municipal Bond Fund                80,200
Maryland Intermediate Municipal Bond  Fund              65,563
North Carolina Intermediate Municipal Bond
Fund                                                    94,711
South Carolina Intermediate  Municipal Bond
Fund                                                   140,524
Tennessee Intermediate  Municipal Bond Fund             26,481
Texas Intermediate Municipal Bond Fund                 180,591
Virginia Intermediate Municipal Bond Fund              156,145
Florida Municipal Bond Fund                             31,220
Georgia Municipal Bond Fund                             11,621
Maryland  Municipal Bond Fund                           12,663
North  Carolina Municipal Bond Fund                     20,727
South Carolina Municipal Bond Funds                     13,424
Tennessee Municipal Bond Fund                            6,964
Texas Municipal Bond Fund                               11,556
Virginia Municipal Bond Fund                            16,091



                                                   Period Ending        Period Ending
                                                      3/31/97              3/31/96
                                                      Net Amt.            Net Amt.
                                                       Paid                 Paid
                                                       -----                ----
Government  Money Market Fund                    $  231,367.00          $65,559.22
Tax Exempt Fund                                     810,884.00          195,836.30
Value Fund                                        3,264,945.00          702,508.52
Capital Growth Fund                               1,904,698.00          558,981.57
Disciplined Equity Fund                             354,675.00           85,311.87
Equity Index Fund                                   442,539.00           41,386.62
Managed Index Fund                                   19,717.00          194,888.10
Managed SmallCap Index Fund                           9,001.00          146,994.87
Emerging Growth Fund                                888,845.00          185,611.41
Balanced Assets Fund                                599,564.00           73,671.51
Short-Intermediate Gov't Fund                       707,317.00           63,997.63
Short-Term Income Fund                              300,416.00          313,681.03
Diversified Income Fund                             300,184.00           20,092.35
Strategic Fixed Income Fund                       1,427,292.00           11,904.57
Municipal Income Fund                                73,380.00           14,212.28
Short-Term Municipal Income Fund                     49,684.00            9,158.98
Intermediate Municipal Bond  Fund                    65,382.00           10,161.88
Florida Intermediate  Municipal Bond Fund            37,301.00           15,999.36
Georgia Intermediate Municipal Bond Fund             40,700.00            6,729.45
Maryland Intermediate Municipal Bond Fund            59,822.00           12,199.38
North  Carolina Intermediate  Municipal  Bond
Fund                                                 27,691.00            3,812.00
South Carolina Intermediate  Municipal Bond
Fund                                                 49,020.00            5,474.20
Tennessee Intermediate Municipal Bond Fund           13,188.00           42,887.69
Texas Intermediate Municipal Bond Fund               22,376.00            6,891.65
Virginia Intermediate Municipal Bond Fund           158,894.00            2,562.42
Florida Municipal Bond Fund                          26,804.00            2,390.88
Georgia Municipal Bond Fund                          10,258.00            5,475.32
Maryland Municipal Bond Fund                          9,705.00            2,870.87
North Carolina Municipal Bond Fund                   20,193.00            1,366.28
South Carolina Municipal Bond Fund                   12,571.00            3,051.30
Tennessee Municipal Bond Fund                         5,828.00            3,538.33
Texas Municipal Bond Fund                            12,160.00          563,821.51
Virginia Municipal Bond Fund                         14,170.00          356,560.15
Emerging Markets Fund                               511,350.00          212,221.62
Pacific Growth Fund                                 805,563.00                0.00
Prime Fund                                        2,296,435.00          239,405.20
Treasury Fund                                     1,377,806.00          145,531.05
Equity Income Fund                                  777,371.00          101,945.98
Government Securities Fund                          170,424.00             n/a

         The table below states the net sub-advisory fees paid to Gartmore for the fiscal period indicated. No fees were waived or reimbursed by the Adviser during this periods.

                                           SUB-ADVISORY FEES
                                           -----------------

                                  Period Ending          Period Ending          Period Ending
                                     3/31/98                3/31/97                3/31/97
International Equity Fund         $9,260,333.98      $6,899,426.00                 n/a
International Growth Fund          4,331,994.06                n/a                 n/a
Emerging Markets Fund                988,113.20         511,350.00            $212,221.62
Pacific Growth Fund                  894,306.20         805,563.00                   0.00
Global Government Income Fund        288,379.18         230,655.00              47,092.65

         The table below states the net sub-advisory fees paid to Marsico for the fiscal year ended March 31, 1999. No fees were waived or reimbursed by the Adviser during this periods.

                                                 SUB-ADVISORY FEES
                                                 -----------------
                                                 Net Amount Paid
                                                 ---------------
Marsico Focused Equities Fund                       $   14,311
Marsico Growth & Income Fund                             5,780

         The table below states the net sub-advisory fees paid to Brandes for the fiscal period indicated. No fees were waived or reimbursed by the Adviser during this periods.

                            Period Ending     Period Ending       Period Ending
                               5/15/98          11/30/97            11/30/96

International Value Fund    $177,516.52        $212,631.72         $19,395.00

Co-Administrators and Sub-Administrator

      Stephens Inc. and BAAI (the "Co-Administrators") serve as co-administrators of each Company.

      The Co-Administrators serve under co-administration agreements ("Co-Administration Agreements"), which were approved by the Boards of Directors/Trustees on November 5-6, 1998. The Co-Administrators receive, as compensation for their services rendered under the Co-Administration Agreements, administration fees, computed daily and paid monthly, at the annual rate of:
0.10% of the money market Funds; 0.12% of the fixed income and international Funds; and 0.13% of the domestic equity Funds, of the average daily net assets of each such Fund.

      Pursuant to the Co-Administration Agreement, Stephens has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to each Company, (iii) furnish corporate secretarial services to each Company, including coordinating the preparation and distribution of materials for Board of Directors/Trustees meetings, (iv) coordinate the provision of legal advice to each Company with respect to regulatory matters, (v) coordinate the preparation of reports to each Company's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinating the provision of services to each Company by the Transfer Agent, Sub-Transfer Agent and the Custodian, and (vii) generally assist in all aspects of each Company's operations. Stephens bears all expenses incurred in connection with the performance of its services.

      Also, pursuant to the Co-Administration Agreement, BAAI has agreed to, among other things, (i) provide accounting and bookkeeping services for the Funds, (ii) compute each Fund's net asset value and net income, (iii) accumulate information required for the Company's reports to shareholders and the SEC, (iv) prepare and file each Company's federal and state tax returns, (v) perform monthly compliance testing for the Company, and (vi) prepare and furnish the Company monthly broker security transaction summaries and transaction listings and performance information. BAAI bears all expenses incurred in connection with the performance of its services.

      The Co-Administration Agreement may be terminated by a vote of a majority of the respective Board of Directors/Trustees, by Stephens or by BAAI, respectively, on 60 days' written notice without penalty. The Co-Administration Agreements are not assignable without the written consent of the other party. Furthermore, the Co-Administration Agreements provide that Stephens and BAAI shall not be liable to the Funds or to their shareholders except in the case of Stephens' or BAAI's, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      BNY serves as sub-administrator for the Funds pursuant to sub-administration agreements. Pursuant to their terms, BNY assists Stephens and BAAI in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, BNY is entitled to receive a monthly fee from Stephens and BAAI based on an annual rate of 0.01% of the Funds' average daily net assets.

      The table set forth below states the net Administration fees paid to Stephens and waived for the fiscal year ended March 31, 1998, under the previous administration arrangements. The administration arrangements have been revised and the fees set forth below are not reflective of those changes. The new arrangements appointing Stephens and BAAI as Co-Administrators and BNY as Sub-Administrator were effective on or about January 14, 1999.

                                                            Administration Fees
                                                            --------------------
                                                                 Net Fees Paid        Fees Waived
                                                                 --------------       -----------
         Prime Fund                                                  4,056,997         1,110,297
         Treasury Fund                                               2,423,641           664,082
         Equity Income Fund                                            494,468             0.00
         Government Securities Fund                                     71,126             0.00
         International Equity Fund                                     405,314              0.00
         International Growth Fund                                     230,311              0.00
         International Value Fund                                          n/a               n/a
         Small Company Growth Fund                                      96,976              0.00
         U.S. Government Bond Fund                                      89,058              0.00
         Government  Money Market Fund                                 259,300            71,128
         Tax Exempt Fund                                             1,591,584           436,123
         Value Fund                                                  1,408,801              0.00
         Capital Growth Fund                                           503,034              0.00
         Disciplined Equity Fund                                       101,504              0.00
         Equity Index Fund                                             458,619              0.00
         Emerging Growth Fund                                          246,308              0.00
         Managed Index Fund                                            111,133              0.00
         Managed SmallCap Index Fund                                    61,116              0.00
         Managed Value Index Fund                                        1,630              0.00
         Managed SmallCap Value Index Fund                                 848              0.00
         Marsico Growth & Income Fund                                      898              0.00
         Marsico Focused Equities Fund                                   2,227              0.00
         Balanced Assets Fund                                          134,032              0.00
         Short-Intermediate Gov't Fund                                 401,570              0.00
         Short-Term Income Fund                                        203,225              0.00
         Diversified Income Fund                                       173,538              0.00
         Strategic Fixed Income Fund                                   903,615              0.00
         Municipal Income Fund                                         153,482            78,672
         Short-Term Municipal Income Fund                               38,788            20,059
         Intermediate Municipal Bond  Fund                             254,780           129,378
         Florida Intermediate Municipal Bond Fund                       61,898            31,419
         Georgia Intermediate Municipal Bond Fund                       44,811            22,914
         Maryland Intermediate Municipal Bond  Fund                     36,010            26,201
         North Carolina Intermediate Municipal Bond Fund                53,527            27,061
         South Carolina Intermediate  Municipal Bond Fund               79,235            40,150
         Tennessee Intermediate  Municipal Bond Fund                    14,824             7,566
         Texas Intermediate Municipal Bond Fund                        102,899            51,598
         Virginia Intermediate Municipal Bond Fund                      85,542            44,703
         Florida Municipal Bond Fund                                    17,169             8,920
         Georgia Municipal Bond Fund                                     6,369             3,320
         Maryland  Municipal Bond Fund                                   6,978             3,619
         North  Carolina Municipal Bond Fund                            11,379             5,922
         South Carolina Municipal Bond Funds                             7,376             3,836
         Tennessee Municipal Bond Fund                                   3,826             1,990
         Texas Municipal Bond Fund                                       6,334              3,301
         Virginia Municipal Bond Fund                                    8,843             4,598
         Emerging Markets Fund                                          21,266              0.00
         Pacific Growth Fund                                            30,206              0.00
         Global Government Income Fund                                  21,621              0.00


         The table below sets forth the total co-administration fees paid to First Data Investor Services Group, Inc. ("First Data") and waived by First Data for the fiscal year ended March 31, 1998. First Data was the co-administrator under the previous administration arrangements.


                                                      Co-Administration Fees
                                                      -----------------------
                                                                 Net Fees Paid        Fees Waived
                                                                 -------------        ------------
         Prime Fund                                                    384,193              0.00
         Treasury Fund                                                 232,691              0.00
         Equity Income Fund                                            244,825              0.00
         Government Securities Fund                                     50,171             0.00
         International Equity Fund                                     623,612              0.00
         International Growth Fund                                     306,814              0.00
         International Value Fund                                          n/a               n/a
         Small Company Growth Fund                                      43,762              0.00
         U.S. Government Bond Fund                                      59,434              0.00
         Government Money Market Fund                                   25,208              0.00
         Tax Exempt Fund                                               152,908              0.00
         Value Fund                                                    680,262              0.00
         Capital Growth Fund                                           259,289              0.00
         Disciplined Equity Fund                                        63,108              0.00
         Equity Index  Fund                                            214,846              0.00
         Emerging Growth Fund                                          131,921              0.00
         Managed Index Fund                                             50,870              0.00
         Managed SmallCap Index Fund                                    22,706              0.00
         Managed Value Index Fund                                          709              0.00
         Managed SmallCap Value Index Fund                                 371              0.00
         Marsico Growth & Income Fund                                      387              0.00
         Marsico Focused Equities Fund                                     953              0.00
         Balanced Assets Fund                                           65,073              0.00
         Short-Intermediate Gov't Fund                                 275,597              0.00
         Short-Term Income Fund                                        132,125              0.00
         Diversified Income Fund                                       114,464              0.00
         Strategic Fixed Income Fund                                   621,285              0.00
         Municipal Income Fund                                         161,207              0.00
         Short-Term Municipal Income Fund                               41,447              0.00
         Intermediate Municipal Bond  Fund                             262,730              0.00
         Florida Intermediate Municipal Bond Fund                       63,773              0.00
         Georgia Intermediate Municipal Bond Fund                       46,846              0.00
         Maryland Intermediate Municipal Bond  Fund                     31,450              0.00
         North Carolina Intermediate Municipal Bond Fund                54,714              0.00
         South Carolina Intermediate  Municipal Bond Fund               81,364              0.00
         Tennessee Intermediate  Municipal Bond Fund                    15,440              0.00
         Texas Intermediate Municipal Bond Fund                        103,490              0.00
         Virginia Intermediate Municipal Bond Fund                      92,909              0.00
         Florida Municipal Bond Fund                                    18,511              0.00
         Georgia Municipal Bond Fund                                     6,911              0.00
         Maryland  Municipal Bond Fund                                   7,494              0.00
         North  Carolina Municipal Bond Fund                            12,309              0.00
         South Carolina Municipal Bond Fund                              7,965              0.00
         Tennessee Municipal Bond Fund                                   4,133              0.00
         Texas Municipal Bond Fund                                       6,873             0.00
         Virginia Municipal Bond Fund                                    9,547              0.00
         Emerging Markets Fund                                          67,559              0.00
         Pacific Growth Fund                                            69,037              0.00
         Global Government Income Fund                                  19,576              0.00

         The table set forth below states the net Administration fees paid to Stephens and waived for the fiscal year ended March 31, 1997.

                                                            Administration Fees
                                                            -------------------
                                                                 Net Fees Paid        Fees Waived
                                                                 -------------        -----------
         Government Money Market Fund                              $281,893.00        $39,867.00
         Tax Exempt Fund                                            995,984.00        151,529.00
         Value Fund                                                 792,002.00              0.00
         Capital Growth Fund                                        463,687.00              0.00
         Disciplined Equity Fund                                     81,365.00              0.00
         Equity Index Fund                                          270,994.00              0.00
         Managed Index Fund                                          12,195.00              0.00
         Managed SmallCap Index Fund                                  1,626.00              0.00
         Emerging Growth Fund                                       211,748.00              0.00
         Balanced Assets Fund                                       146,269.00              0.00
         Short-Intermediate Government Fund                         252,303.00              0.00
         Short-Term Income Fund                                     104,245.00              0.00
         Diversified Income Fund                                    103,988.00              0.00
         Strategic Fixed Income Fund                                510,826.00              0.00
         Municipal Income Fund                                       46,849.00         10,434.00
         Short-Term Municipal Income Fund                            31,084.00          7,479.00
         Intermediate Municipal Bond Fund                            40,902.00          9,878.00
         Florida Intermediate Municipal Bond Fund                    23,525.00          5,513.00
         Georgia Intermediate Municipal Bond Fund                    25,682.00          5,977.00
         Maryland Intermediate Municipal Bond Fund                   38,122.00          2,519.00
         North Carolina Intermediate Municipal Bond Fund             17,628.00          3,971.00
         South Carolina Intermediate Municipal Bond Fund             31,091.00          7,071.00
         Tennessee Intermediate Municipal Bond Fund                   8,422.00          1,869.00
         Texas Intermediate Municipal Bond Fund                      14,310.00          3,130.00
         Virginia Intermediate Municipal Bond Fund                  101,774.00         22,264.00
         Florida Municipal Bond Fund                                 17,082.00          3,824.00
         Georgia Municipal Bond Fund                                  6,500.00          1,497.00
         Maryland Municipal Bond Fund                                 6,151.00          1,408.00
         North Carolina Municipal Bond Fund                          12,881.00          2,857.00
         South Carolina Municipal Bond Fund                           7,923.00          1,846.00
         Tennessee Municipal Bond Fund                                3,695.00            847.00
         Texas Municipal Bond Fund                                    7,747.00          1,724.00
         Virginia Municipal Bond Fund                                 8,995.00          2,043.00
         Prime Fund                                                3,775,833.00       419,503.00
         Treasury Fund                                            2,254,616.00        250,485.00
         Equity Income Fund                                         388,686.00              0.00
         International Equity Fund                                  985,632.00              0.00
         Government Securities Fund                                 113,616.00              0.00
         Emerging Markets Fund                                       60,159.00              0.00
         Pacific Growth Fund                                           115,080              0.00
         Global Government Income Fund                               42,714.00              0.00


         The table below sets forth the total sub-administration fees paid to First Data and waived by First Data for the fiscal year ended March 31, 1997.

                                                      Co-Administration Fees
                                                      -----------------------
                                                                   Net Fees Paid      Fees Waived
                                                                   -------------      ------------
         Government Money Market Fund                              $ 98,906.00         $ 0.00
         Tax Exempt Fund                                            326,822.00           0.00
         Value Fund                                                 513,976.00           0.00
         Capital Growth Fund                                        298,193.00           0.00
         Disciplined Equity Fund                                     60,505.00           0.00

                                       94

         Equity Index Fund                                          171,545.00           0.00
         Managed Index Fund                                           7,522.00           0.00
         Managed SmallCap Index Fund                                  7,375.00           0.00
         Emerging Growth Fund                                       143,790.00           0.00
         Balanced Assets Fund                                        93,557.00           0.00
         Short-Intermediate Government Fund                         219,240.00           0.00
         Short-Term Income Fund                                      96,033.00           0.00
         Diversified Income Fund                                     96,135.00           0.00
         Strategic Fixed Income Fund                                440,702.00           0.00
         Municipal Income Fund                                       47,546.00           0.00
         Short-Term Municipal Income Fund                            32,415.00           0.00
         Intermediate Municipal Bond Fund                            42,623.00           0.00
         Florida Intermediate Municipal Bond Fund                    24,249.00           0.00
         Georgia Intermediate Municipal Bond Fund                    26,483.00           0.00
         Maryland Intermediate Municipal Bond Fund                   38,819.00           0.00
         North Carolina Intermediate Municipal Bond Fund             17,960.00           0.00
         South Carolina Intermediate Municipal Bond Fund             31,867.00           0.00
         Tennessee Intermediate Municipal Bond Fund                   8,549.00           0.00
         Texas Intermediate Municipal Bond Fund                      14,526.00           0.00
         Virginia Intermediate Municipal Bond Fund                  102,954.00           0.00
         Florida Municipal Bond Fund                                 17,385.00           0.00
         Georgia Municipal Bond Fund                                  6,657.00           0.00
         Maryland Municipal Bond Fund                                 6,306.00           0.00
         North Carolina Municipal Bond Fund                          13,109.00           0.00
         South Carolina Municipal Bond Fund                           8,189.00           0.00
         Tennessee Municipal Bond Fund                                3,784.00           0.00
         Texas Municipal Bond Fund                                    7,900.00           0.00
         Virginia Municipal Bond Fund                                 9,205.00           0.00

         The table set forth on the following page states the total net administration fees paid and the total administration fees waived for the fiscal period ended March 31, 1996.

                                                        Administration Fees
                                                        -------------------
                                                            FY 1996
                                                           ----------
                                                Net Fees               Fees
                                                 Paid                 Waived
                                                --------             -------
Government Money Market Fund                   $139,341.00          $19,949.00
Tax Exempt Fund                                 409,267.00          $52,641.00
Value Fund                                      374,444.00                0.00
Capital Growth Fund                             300,466.00                0.00
Emerging Growth Fund                            103,626.00                0.00
Disciplined Equity Fund                          45,211.00                0.00
Equity Index Fund                                53,838.00                0.00
Balanced Assets Fund                             78,711.00                0.00
Short-Intermediate Government Fund              167,287.00                0.00
Short-Term Income Fund                           65,025.00                0.00
Diversified Income Fund                          57,340.00                0.00
Strategic Fixed Income Fund                     280,486.00                0.00
Municipal Income Fund                            38,622.00                0.00
Short-Term Municipal Income Fund                 22,543.00                0.00
Intermediate Municipal Bond Funds                26,938.00                0.00
Florida Intermediate Municipal Bond Fund         17,482.00                0.00
Georgia Intermediate Municipal Bond Fund         19,615.00                0.00
Maryland Intermediate Municipal Bond Fund        30,556.00                0.00
North Carolina Intermediate Municipal
   Bond Fund                                     12,879.00                0.00
South Carolina Intermediate Municipal
   Bond Fund                                     23,528.00                0.00
Tennessee Intermediate Municipal Bond
Fund                                              6,298.00                0.00
Texas Intermediate Municipal Bond Fund           10,422.00                0.00
Virginia Intermediate Municipal Bond Fund        82,317.00                0.00
Florida Municipal Bond Fund                      13,127.00                0.00
Georgia Municipal Bond Fund                       4,989.00                0.00
Maryland Municipal Bond Fund                      4,576.00                0.00

                                                            FY 1996
                                                           ----------
                                                Net Fees               Fees
                                                 Paid                 Waived
                                                --------             -------
North Carolina Municipal Bond Fund               10,514.00                0.00
South Carolina Municipal Bond Fund                5,476.00                0.00
Tennessee Municipal Bond Fund                     2,598.00                0.00
Texas Municipal Bond Fund                         5,852.00                0.00
Virginia Municipal Bond Fund                      6,812.00                0.00
Prime Fund                                    1,924,496.00        1,537,278.00
Treasury Fund                                 1,405,372.00        1,126,831.00
Equity Income Fund                              346,633.00                0.00
International Equity Fund                       597,450.00                0.00
Government Securities Fund                       96,960.00                0.00
Emerging Markets Fund                            17,121.00                0.00
Pacific Growth Fund                              34,201.00                0.00
Global Government Income Fund                   418,879.00                0.00

      The table set forth below states the net Sub-Administration fees paid and waived to Bank of America, or its affiliate BAAI (or their predecessors), [for the fiscal year ended March 31, 1998. For the period March 31, 1997 through November 30, 1997, fees were paid to NationsBank. For the period December 1, 1997 through March 31, 1998, fees were paid to BAAI.]

                                Sub-Administration Fees
                                -------------------------
                                                                 Net Fees Paid        Fees Waived
                                                                 -------------        -----------
         Prime Fund                                                  $555,149              $0
         Treasury Fund                                                332,041              --
         Equity Income Fund                                            73,929              --
         Government Securities Fund                                    12,130              --
         International Equity Fund                                    102,893              --
         International Growth Fund                                     55,097              --
         International Value Fund                                           0              --
         Small Company Growth Fund                                     14,378              --
         U.S. Government Bond Fund                                     15,227              --
         Government  Money Market Fund                                 35,564              --
         Tax Exempt Fund                                              218,062              --
         Value Fund                                                   208,906              --
         Capital Growth Fund                                           76,232              --
         Disciplined Equity Fund                                       16,484              --
         Equity Index Fund                                             67,819              --
         Emerging Growth Fund                                          37,823              --
         Managed Index Fund                                            16,200              --
         Managed SmallCap Index Fund                                    8,382              --
         Managed Value Index Fund                                         250              --
         Managed SmallCap Value Index Fund                                141              --
         Marsico Growth & Income Fund                                     128              --
         Marsico Focused Equities Fund                                    318              --
         Balanced Assets Fund                                          19,910              --
         Short-Intermediate Gov't Fund                                 67,717              --
         Short-Term Income Fund                                        33,535              --
         Diversified Income Fund                                       28,800              --
         Strategic Fixed Income Fund                                  152,490              --
         Municipal Income Fund                                         39,336              --
         Short-Term Municipal Income Fund                              10,029              --
         Intermediate Municipal Bond  Fund                             64,689              --
         Florida Intermediate Municipal Bond Fund                      15,709              --
         Georgia Intermediate Municipal Bond Fund                      11,457              --

         Maryland Intermediate Municipal Bond  Fund                     9,366              --
         North Carolina Intermediate Municipal Bond Fund               13,530              --
         South Carolina Intermediate  Municipal Bond Fund              20,075              --
         Tennessee Intermediate  Municipal Bond Fund                    3,783              --
         Texas Intermediate Municipal Bond Fund                        25,799              --
         Virginia Intermediate Municipal Bond Fund                     22,306              --
         Florida Municipal Bond Fund                                    4,460              --
         Georgia Municipal Bond Fund                                    1,660              --
         Maryland  Municipal Bond Fund                                  1,809              --
         North  Carolina Municipal Bond Fund                            2,961              --
         South Carolina Municipal Bond Fund                             1,918              --
         Tennessee Municipal Bond Fund                                    995              --
         Texas Municipal Bond Fund                                      1,651              --
         Virginia Municipal Bond Fund                                   2,299              --
         Emerging Markets Fund                                          8,983              --
         Pacific Growth Fund                                            9,937              --
         Global Government Income Fund                                  4,120              --

         As discussed under the caption "Expenses," the Administrator will be required to reduce its fee from the Companies, in direct proportion to the fees payable to the Adviser and the Administrator by the Companies, if the expenses of the Companies exceed the applicable expense limitation of any state in which the Funds' shares are registered or qualified for sale.

Distribution Plans and Shareholder Servicing Arrangements for Investor Shares

         Investor A Shares. Each Company has adopted an Amended and Restated Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay the Distributor or banks, broker/dealers or other financial institutions that offer shares of the Fund and that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") or a Shareholder Servicing Agreement with the respective Company, ("Servicing Agents"), up to 0.10% (on an annualized basis) of the average daily net asset value of Investor A Shares of the Money Market Funds and up to 0.25% (on an annualized basis) of the average daily net asset value of the Non-Money Market Funds.

         With respect to the Money Market Funds, such payments may be made to
(i) the Distributor for reimbursements of distribution-related expenses actually incurred by the Distributor, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Investor A Plan, or
(ii) Selling Agents that have entered into a Sales Support Agreement with the Distributor for providing sales support assistance in connection with the sale of Investor A Shares of the Money Market Funds. The sales support assistance provided by a Selling Agent under a Sales Support Agreement may include forwarding sales literature and advertising provided by the Companies or the Distributor to their customers and providing such other sales support assistance as may be requested by the Distributor from time to time. Currently, substantially all fees paid by the Money Market Funds pursuant to the Investor A Plan are paid to compensate Selling Agents for providing sales support services, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor A Shares. Fees received by the Distributor pursuant to the Investor A Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

         With respect to the Non-Money Market Funds, (except the Short-Term Income Fund and the Short-Term Municipal Income Fund) payments under the Investor A Plan may be made to the Distributor for providing the distribution-related services described in (i) above or to Servicing Agents that have entered into a Shareholder Servicing Agreement with each Company for providing shareholder support services to their Customers which hold of record or beneficially Investor A Shares of a Non-Money Market Fund. Such shareholder support services provided by Servicing Agents to holders of Investor A Shares of the Non-Money Market Funds may include (i) aggregating and processing purchase and redemption requests for Investor A Shares from their Customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing their Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of their Customers; (iv) providing information periodically to their Customers showing their positions in Investor A Shares;
(v) arranging for bank wires; (vi) responding to their Customers' inquiries concerning their investment in Investor A

Shares; (vii) providing sub-accounting with respect to Investor A Shares beneficially owned by their Customers or the information necessary to us for sub-accounting; (viii) if required by law, forwarding shareholder communications from each Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to their Customers (ix) forwarding to their Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as each Company may reasonably request to the extent the Selling Agent is permitted to do so under applicable statutes, rules or regulations. The Money Market Funds, the Short-Term Income Fund and the Short-Term Municipal Income Fund may not pay for personal services and/or maintenance of shareholder accounts, as such terms are interpreted by the NASD, under the Investor A Plan.

         Expenses incurred by the Distributor pursuant to the Investor A Plan in any given year may exceed the sum of the fees received under the Investor A Plan. Any such excess may be recovered by the Distributor in future years so long as the Investor A Plan is in effect. If the Investor A Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund.

         In addition, NFI has adopted an Amended and Restated Shareholder Servicing Plan for the Investor A Shares of the Money Market Funds (the "Money Market Investor A Servicing Plan"). Pursuant to the Money Market Investor A Servicing Plan, which became effective on March 28, 1993, each Money Market Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Company ("Servicing Agents") up to 0.25% (on an annualized basis) of the average daily net asset value of the Investor A Shares of each Money Market Fund for providing shareholder support services. Such shareholder support services provided by Servicing Agents may include those shareholder support services discussed above with respect to the Investor A Shares of the Non-Money Market Funds. Fees paid pursuant to the Money Market Investor A Servicing Plan are calculated daily and paid monthly.

         In addition, NFT has adopted an Amended and Restated Shareholder Servicing Plan for the Investor A Shares of NFT's Money Market Funds, the Short-Term Income Fund and the Short-Term Municipal Income Fund (the "Investor A Servicing Plan"). Pursuant to the Investor A Servicing Plan, each such Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with NFT ("Servicing Agents") up to 0.25% (on an annualized basis) of the average daily net asset value of the Investor A Shares of each Fund for providing shareholder support services. Such shareholder support services provided by Servicing Agents may include those shareholder support services discussed above with respect to the Investor A Plan. Fees paid pursuant to the Investor A Servicing Plan are calculated daily and paid monthly.

         During the fiscal period ended March 31, 1996, the Distributor received the following amounts from Rule 12b-1 fees, front end sales load fees and CDSC fees in connection with Investor A Shares: $265,899, $12,473 and $0, respectively. Of these amounts, the Distributor retained $0, $0 and $0, respectively.

         During the fiscal year ended March 31,1997, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor A Shares of NFT's Money Market Funds: $0. Of this amount, the Distributor retained $0.

         During the fiscal year ended March 31,1997, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor A Shares of NFT's Non-Money Market Funds: $0. Of this amount, the Distributor retained $0.

         During the fiscal year ended March 31,1998, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor A Shares of NFT's Money Market Funds: $0. Of this amount, the Distributor retained $0.

         During the fiscal year ended March 31,1998, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor A Shares of NFT's Non-Money Market Funds: $0. Of this amount, the Distributor retained $0.

         During the fiscal period ended March 31,1996, the Distributor received the following amounts from Rule 12b-1 fees, front end sales load fees and CDSC fees in connection with Investor A Shares of the NFI Money Market Funds:
$972,685 and $35,670, respectively. Of these amounts, the prior Distributor retained $0 and $6,728.76.

         During the fiscal year ended March 31,1997, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor A Shares of the NFI Non-Money Market Funds: $0. Of this amount, the Distributor retained $0.

         During the fiscal year ended March 31,1997, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor A Shares of the NFI Money Market Funds: $0. Of this amount, the Distributor retained $0.

         During the fiscal year ended March 31,1998, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor A Shares of the NFI Non-Money Market Funds: $0. Of this amount, the Distributor retained $0.

         During the fiscal year ended March 31,1998, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor A Shares of the NFI Money Market Funds: $0. Of this amount, the Distributor retained $0.

         Expenses incurred by the Distributor pursuant to the Investor A Plan in any given year may exceed the sum of the fees received under the Investor A Plan. Any such excess may be recovered by the Distributor in future years so long as the Investor A Plan is in effect. If the Investor A Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund.

         During the fiscal period ended March 31, 1996 the Distributor received $7,579 from 12b-1 fees and $1,533 from front end sales load fees in connection with the NFP Investor A Shares. Of this amount, the Distributor retained $0 of the 12b-1 fees and $224.17 of the front end sales load fees and paid the balance to selling dealers.

         During the fiscal year ended March 31,1997, the Distributor received the following amounts from Rule 12b-1 fees and front end sales load fees in connection with Investor A Shares of the NFP Funds: $0 and $0, respectively. Of these amounts, the Distributor retained $0 and $0, respectively.

         During the fiscal year ended March 31,1998, the Distributor received the following amounts from Rule 12b-1 fees and front end sales load fees in connection with Investor A Shares of the NFP Funds: $0 and $0, respectively. Of these amounts, the Distributor retained $0 and $0, respectively.

         Investor B Shares of the Money Market Funds and Investor C Shares of the Non-Money Market Funds. The Directors/Trustees of the Companies have approved an Amended and Restated Distribution Plan in accordance with Rule 12b-1 under the 1940 Act for the Investor B Shares of Money Market Funds and Investor C Shares of the Non-Money Market Funds (the "Investor B/C Plan"). Pursuant to the Investor B/C Plan, each Fund may pay the Distributor for certain expenses that are incurred in connection with the distribution of shares. Payments under the Investor B/C Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of Investor C Shares of a Non-Money Market Fund and 0.10% of the average daily net asset value of Investor B Shares of a Money Market Fund. Payments to the Distributor pursuant to the Investor B/C Plan will be used (i) to compensate banks, other financial institutions or a securities broker/dealer that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") for providing sales support assistance relating to Investor B or Investor C Shares, for promotional activities intended to result in the sale of Investor B or Investor C Shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor B or Investor C Shares. Currently, substantially all fees paid pursuant to the Investor B/C Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor B or Investor C Shares. Fees received by the Distributor pursuant to the Investor B/C Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

         Pursuant to the Investor B/C Plan, the Distributor may enter into Sales Support Agreements with Selling Agents for providing sales support services to their Customers who are the record or beneficial owners of Investor B Shares of the Money Market Funds and Investor C Shares of the non-Money Market Funds. Such Selling Agents will be compensated at the annual rate of up to 0.75% of the average daily net asset value of the Investor C Shares of the Non-Money Market Funds, and up to 0.10% of the average daily net asset value of the Investor B Shares of the Money Market Funds held of record or beneficially by such Customers. The sales support services provided by Setting Agents may include providing distribution assistance and promotional activities intended to result in the sales of shares such as paying for the preparation, printing and distribution of prospectuses to other than current shareholders.

         Fees paid pursuant to the Investor B/C Plan are accrued daily and paid monthly, and are charged as expenses of the relevant shares of a Fund as accrued. Expenses incurred by the Distributor pursuant to the Investor B/C Plan in any given year may exceed the sum of the fees received under the Investor B/C Plan and payments received pursuant to contingent deferred sales charges. Any such excess may be recovered by the Distributor in future years so long as the Investor B/C Plan is in effect. If the Investor B/C Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

         In addition, the Directors have approved an Amended and Restated Shareholder Servicing Plan ("Servicing Plan") with respect to the Investor B Shares of the Money Market Funds and Investor C Shares of the Non-Money Market Funds (the "Investor B/C Servicing Plan"). Pursuant to the Investor B/C Servicing Plan, each Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with Nations Funds ("Servicing Agents") for certain expenses that are incurred by the Servicing Agents in connection with shareholder support services that are provided by the Servicing Agents. Payments under the Investor B/C Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Money Market Funds' Investor B Shares and the Non-Money Market Funds' Investor C Shares. The shareholder services provided by the Servicing Agents may include (i) aggregating and processing purchase and redemption requests for such Investor B or Investor C Shares from Customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor B or Investor C Shares pursuant to specific or pre-authorized instructions; (iii) dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Investor B or Investor C Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor B or Investor C Shares; (vii) providing sub-accounting with respect to such Investor B or Investor C Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers;
(ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent the Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

         During the fiscal period ended March 31,1996, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor B Shares of the NFI Money Market Funds: $1,982,677.43 and $65,117 respectively. Of these amounts, the prior distributor retained $13,780.21 and $456.62, respectively.

         During the fiscal period ended March 31, 1996, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor C Shares of the NFI Non-Money Market Funds:

$226,162.84 and $5,086, respectively. Of these amounts, the Distributor retained $15,749.93 and $1,394.24, respectively.

         During the fiscal year ended March 31,1997, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor B Shares of the NFI Money Market Funds: $4,403,155.44. Of this amount, the Distributor retained $302.33.

         During the fiscal year ended March 31,1997, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor C Shares of the NFI Non-Money Market Funds: $38,342.90 and $587.17, respectively. Of these amounts, the Distributor retained $4,441.52 and $587.17, respectively.

         During the fiscal year ended March 31,1997, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor B Shares of the NFT Money Market Funds: $488,455.68. Of this amount, the Distributor retained $369.80.

         During the fiscal year ended March 31,1997, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor C Shares of the NFT Non-Money Market Funds: $252,094.80 and $6,716.67, respectively. Of these amounts, the Distributor retained $43,497.58 and $6,716.67, respectively.

         During the fiscal year ended March 31,1998, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor B Shares of the NFI Money Market Funds: $3,466,866.65. Of this amount, the Distributor retained $7,743.41.

         During the fiscal year ended March 31,1998, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor C Shares of the NFI Non-Money Market Funds: $98,350.80 and $18,143.54 respectively. Of these amounts, the Distributor retained $33,051.16 and $18,143.54, respectively.

         During the fiscal year ended March 31,1998, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor B Shares of the NFT Money Market Funds: $562,681.69. Of this amount, the Distributor retained $730.94.

         During the fiscal year ended March 31,1998, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor C Shares of the NFT Non-Money Market Funds: $369,785.35 and $18,619.52, respectively. Of these amounts, the Distributor retained $148,710.43 and $18,619.52, respectively.

         During the fiscal year ended March 31,1998, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor C Shares of the NFP Non-Money Market Funds: $2,682.36 and $14.74, respectively. Of these amounts, the Distributor retained $1,646.52 and $14.74, respectively.

         Investor C Shares of the Money Market Funds and Investor B Shares of the Non-Money Market Funds. The Directors/Trustees of each Company have approved a Distribution Plan (the "Investor B Distribution Plan") with respect to Investor B Shares of the Non-Money Market Funds. Pursuant to the Investor B Distribution Plan, a Non-Money Market Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of the Fund's Investor B Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support Agreement relating to the Investor B Shares with the Distributor ("Selling Agents"). Payments under a Fund's Investor B Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of each Non-Money Market Fund's Investor B Shares.

         The fees payable under the Investor B Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the

Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Investor B Distribution Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

         In addition, the Directors/Trustees have approved a Shareholder Servicing Plan with respect to Investor C Shares of the Money Market Funds and Investor B Shares of the Non-Money Market Funds ( "Investor C/B Servicing Plan"). Pursuant to the Investor C/B Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Company ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under the Investor C/B Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors/Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor C Shares of the Money Market Funds and Investor B Shares of the Non-Money Market Funds.

         The fees payable under the Investor C/B Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for such Investor C or Investor B Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor C or Investor B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Companies on behalf of Customers;
(iv) providing information periodically to Customers showing their positions in such Investor C or Investor B Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor C or Investor B Shares; (vii) providing sub-accounting with respect to such Investor C or Investor B Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Companies (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Investor C Servicing Plan or related agreements; (x) providing general shareholder liaison Services; and (xi) providing such other similar services as the Companies may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

         The fees payable under the Investor B Distribution Plan and Investor C/B Servicing Plan (together, the "Investor C/B Plans") are treated by the Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor under the Investor C/B Plans which exceed the total of (i) the payments made to the Selling Agents and Servicing Agents by the Distributor or the Company and reimbursed by the Fund pursuant to the Investor C/B Plans, and (ii) the proceeds of contingent deferred sales charges paid to the Distributor and reallowed to the Selling Agent, upon the redemption of their Customers' Investor C Shares. Any such excess expenses may be recovered in future years, so long as the Investor C/B Plans are in effect. Because there is no requirement under the Investor C/B Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Investor C/B Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund or the Distributor. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Investor C/B Plans or in connection with contingent deferred sales charges, if for any reason the Investor C/B Plans are terminated, the Directors will consider at that time the manner in which to treat such expenses.

         During the fiscal period ended March 31, 1996, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor B Shares of the Non-Money Market Funds: $796,535 and $503,334 respectively. Of these amounts, the prior distributor retained $ 0 and $ 0, respectively.

         During the fiscal period ended March 31, 1996, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor B Shares of the Non-Money Market Funds of NFT: $939,081 and $558,076, respectively. Of these amounts, the Distributor retained $0 and $0, respectively.

         During the fiscal year ended March 31, 1997, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor B Shares of the Non-Money Market Funds: $0 and $0, respectively. Of these amounts, the Distributor retained $0 and $0, respectively.

         During the fiscal year ended March 31,1997, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor B Shares of the Non-Money Market Funds of NFT: $0 and $0, respectively. Of these amounts, the Distributor retained $0 and $0, respectively.

         During the fiscal year ended March 31, 1998, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor B Shares of the Non-Money Market Funds: $0 and $0, respectively. Of these amounts, the Distributor retained $0 and $0, respectively.

         During the fiscal year ended March 31,1998, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor B Shares of the Non-Money Market Funds of NFT: $0 and $0, respectively. Of these amounts, the Distributor retained $0 and $0, respectively.

         Daily Shares of the Money Market Funds. The Directors/Trustees have approved a Distribution Plan (the "Daily Distribution Plan") with respect to Daily Shares of the Money Market Funds. Pursuant to the Daily Distribution Plan, a Money Market Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of the Fund's Daily Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support Agreement relating to the Daily Shares with the Distributor ("Selling Agents"). Payments under a Fund's Daily Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors provided that the annual rate may not exceed 0.45 % of the average daily net asset value of each Money Market Fund's Daily Shares.

         The fees payable under the Daily Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Daily Distribution Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

         In addition, the Directors have approved a Shareholder Servicing Plan with respect to Daily Shares of the Money Market Funds (the "Daily Servicing Plan"). Pursuant to the Daily Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Company ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under the Daily Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Daily Shares of the Money Market Funds.

         The fees payable under the Daily Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for such Daily Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in such Daily Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Daily Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Daily Shares; (vii) providing sub-accounting with respect to such Daily Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Daily Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

         The fees payable under the Daily Distribution Plan and Daily Servicing Plan (together, the "Daily Plans") are treated by the Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor under the Daily Plans which exceed the total of
(i) the payments made to the Selling Agents and Servicing Agents by the Distributor or the Company and reimbursed by the Fund pursuant to the Daily Plans, and (ii) the proceeds of contingent deferred sales charges paid to the Distributor and reallowed to the Selling Agent, upon the redemption of their Customers' Daily Shares. Any such excess expenses may be recovered in future years, so long as the Daily Plans are in effect. Because there is no requirement under the Daily Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Daily Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund or the Distributor. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Daily Plans or in connection with contingent deferred sales charges, if for any reason the Daily Plans are terminated, the Directors will consider at that time the manner in which to treat such expenses.

         During the fiscal period ended March 31, 1996, the Distributor received the following amounts from Rule 12b-1 fees in connection with Daily Shares of the Money Market Funds: $48 and $0, respectively. Of these amounts, the prior Distributor retained $0 and $0, respectively.

         During the fiscal year ended March 31, 1997, the Distributor received $0 from Rule 12b-1 fees in connection with Daily Shares of the Money Market Funds. Of this amount, the Distributor retained $0.

         During the fiscal year ended March 31, 1998, the Distributor received $0 from Rule 12b-1 fees in connection with Daily Shares of the Money Market Funds. Of this amount, the Distributor retained $0.

         Marsico Shares of the Prime Fund. In addition, the Directors have approved a Shareholder Servicing Plan with respect to the Marsico Shares of the Prime Fund (the "Marsico Servicing Plan"). Pursuant to the Marsico Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Company ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under the Marsico Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Marsico Shares of the Prime Fund.

         The fees payable under the Marsico Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for such Marsico Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in such Marsico Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Marsico Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Marsico Shares; (vii) providing sub-accounting with respect to such Daily Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Daily Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

         Information Applicable to Investor A, Investor B, Investor C and Daily Shares. The Investor A Plan, the Money Market Investor A Servicing Plan, the Investor B/C Plan, the Investor B/C Servicing Plan, the Investor C Plan, the Daily Distribution Plan, the Daily Servicing Plan and the Investor C/B Servicing Plan (each a "Plan" and collectively the "Plans") may only be used for the purposes specified above and as stated in each such Plan. Compensation payable to Selling Agents or Servicing Agents for shareholder support services under the Investor A Plan, the Money Market Investor A Servicing Plan, the Investor B/C Servicing Plan, Daily Servicing Plan and the Investor C/B Servicing Plan is subject to, among other things, the National Association of Securities Dealers, Inc. ("NASD") Rules of Conduct governing receipt by NASD members of shareholder servicing plan fees from registered investment companies (the "NASD Servicing Plan Rule"), which became effective on July 7, 1993. Such compensation shall only be paid for services determined to be permissible under the NASD Servicing Plan Rule.

         Each Plan requires the officers of the Company or the Distributor to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1 under the 1940 Act, each Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on February 6, 1997, with respect to the Investor C Shares of the Money Market Funds, on March 22, 1991, with respect to the Investor A Shares of the Equity Income and Government Securities Funds, on June 24, 1992 with respect to the Investor A Shares of the International Equity Fund, and on March 19, 1992, with respect to the Investor C Shares of the Non-Money Market Funds. Additionally, each Plan with respect to the Investor B Shares of the Money Market Funds and with respect to the Investor B Shares of all the Non-Money Market Funds was approved by the Board of Directors, including a majority of the Qualified Directors, on February 3, 1993. The Plan with respect to the Investor C Shares of the Money Market Funds was initially approved on August 4, 1993. The Plan with respect to the Daily Shares of the Money Market Funds was initially approved on August 4, 1993. The Plans continue in effect as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors. On October 12, 1996, the Board of Directors (including a majority of the Qualified Directors) voted to continue each Plan for an additional one year period.

         In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that each Plan will benefit the respective Investor A, Investor B, Investor C Shares or Investor B Shares and the holders of such shares. The Investor A Plan was approved by the Shareholders of the Investor A Shares of each of the Funds except the International Equity Fund on September 6, 1991, and the Investor B/C Plan applicable to Investor C Shares of the International Equity and Equity Income Funds and the Investor A Plan applicable to Investor A Shares of the International Equity Fund were approved on September 22, 1992 by the Investor C Shareholders of the respective International Equity and Equity Income Funds with respect to the Investor B/C Plan and by the Investor A Shareholders of the International Equity Fund with respect to the Investor A Plan. The Plans applicable to the Investor B Shares of the Money Market Funds and Investor B Shares of the Non-Money Market Funds were approved by such Funds' initial shareholder of Investor B and Investor B Shares.

         The Investor A Shares' Plans with respect to the Money Market Funds originally became effective on December 4, 1989, and were amended February 12,1990, March 19, 1992 and February 3, 1993. The Investor A Shares' Plan with respect to the Equity Income and Government Securities Funds became effective on March 22, 1991, and was amended March 19, 1992. The Investor A Shares' Plan with respect to the International Equity Fund became effective September 6, 1991 and was amended March 19, 1992 and February 3, 1993.

         The Investor A Plan, Investor B/C Plan and Investor C/B Plan may be terminated with respect to their respective shares by vote of a majority of the Qualified Directors, or by vote of a majority of the holders of the outstanding voting securities of the Investor A, Investor B or Investor C, as appropriate. Any change in such a Plan that would increase materially the distribution expenses paid by the Investor A, Investor B or Investor C Shares requires shareholder approval; otherwise, each Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. The Money Market Investor A Servicing Plan, the Investor B/C Servicing Plan and the Investor C/N Servicing Plan may be terminated by a vote of a majority of the Qualified Directors. As long as a Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. Conflict of interest restrictions may apply to the receipt by Selling and/or Servicing Agents of compensation from the Company in connection with the investment of fiduciary assets in Investor Shares. Selling and/or Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Investor Shares.

                                     Fees Paid Pursuant to Shareholder Servicing/Distribution Plans
                                                            Investor A Shares
                                                                                          Net
                                                            Net                  Fees Paid (Shareholder               Net
                                                Fees Paid (12b-1 Component)       Servicing Component)               Fees
                    FUND                            Year ended 3/31/98             Year ended 3/31/98                Paid
                    ----                            -----------------              ------------------                ----
Prime Fund                                          $1,375,724.00                   $3,439,309.00               $4,815,033.00
Treasury Fund                                        1,154,511                       2,886,280                   4,040,791
Equity Income Fund                                     148,897                             ---                     148,897
International Equity Fund                               31,043                             ---                      31,043
Government Securities
   Fund                                                 25,326                             ---                      25,326
Small Company Growth Fund                               11,220                             ---                      11,220
U.S. Government Bond Fund                                2,909                             ---                       2,909
International Growth Fund                               52,736                             ---                      52,736
International Value Fund                                   N/A                             N/A                         N/A
Emerging Markets Fund                                    2,429                             ---                       2,429
Pacific Growth Fund                                      5,247                             ---                       5,247
Global Government Income Fund                           36,794                             ---                      36,794
Value Fund                                             273,466                             ---                     273,466
Capital Growth Fund                                     74,936                             ---                      74,936
Emerging Growth Fund                                    39,225                             ---                      39,225
Equity Index Fund                                        7,389                             ---                       7,389
Managed Index Fund                                      30,542                             ---                      30,542
Managed SmallCap Index Fund                             19,228                             ---                      19,228
Managed Value Index Fund                                 1,760                             ---                       1,760
Managed SmallCap Value Index Fund                        1,291                             ---                       1,291
Disciplined Equity Fund                                 32,655                             ---                      32,655
Marsico Focused Equities Fund                            1,045                             ---                       1,045
Marsico Growth & Income Fund                               205                             ---                         205
Balanced Assets Fund                                    30,709                             ---                      30,709
Short-Intermediate Government Fund                      88,874                             ---                      88,874
Short-Term Income Fund                                  17,958                             ---                      17,958
Diversified Income Fund                                 28,987                             ---                      28,987
Strategic Fixed Income Fund                             30,753                             ---                      30,753
Municipal Income Fund                                   34,073                             ---                      34,073
Short-Term Municipal Income Fund                        47,824                             ---                      47,824
Intermediate Municipal Bond Fund                         8,045                             ---                       8,045
FL Intermediate Municipal Fund                          11,973                             ---                      11,973


                                                                                     Net Fees Paid
                                                 Net Fees Paid  (12b-1         (Shareholder Servicing
                     FUND                           Component)                      Component)                    Net Fees Paid
                     ----                           ---------                       ----------                    -------------
FL Municipal Bond Fund                                   3,758                             ---                       3,758
GA Intermediate Municipal Fund                          18,809                             ---                      18,809
GA Municipal Bond Fund                                     763                             ---                         763
MD Intermediate Municipal Fund                          30,370                             ---                      30,370
MD Municipal Bond Fund                                   3,364                             ---                       3,364
NC Intermediate Municipal Fund                          13,654                             ---                      13,654
NC Municipal Bond Fund                                   1,271                             ---                       1,271
SC Intermediate Municipal Fund                          22,738                             ---                      22,738
SC Municipal Bond Fund                                   2,628                             ---                       2,628
TN Intermediate Municipal Fund                          14,351                             ---                      14,351
TN Municipal Bond Fund                                   2,631                             ---                       2,631
TX Intermediate Municipal Fund                           2,806                             ---                       2,806
TX Municipal Bond Fund                                     791                             ---                         791
VA Intermediate Municipal Fund                         108,231                             ---                     108,231
VA Municipal Bond Fund                                   1,928                             ---                       1,928
Government Money Market Fund                            24,664                          61,660                      86,324
Tax Exempt Fund                                        125,498                         313,747                     439,245



                    Fees Paid Pursuant to Distribution Plans
                    ----------------------------------------
                     Investor B Shares - Money Market Funds
                   Investor C Shares - Non-Money Market Funds


                                                                                          Net
                                                            Net                  Fees Paid (Shareholder               Net
                                                Fees Paid (12b-1 Component)       Servicing Component)               Fees
                    FUND                            Year ended 3/31/98             Year ended 3/31/98                Paid
                    ----                            ------------------             ------------------               --------
Prime Fund                                                ----                    $1,577,256.00               $1,577,256.00
Treasury Fund                                             ----                        1,891,737                   1,891,737
Equity Income Fund                                 $870,896.00                          290,298                   1,161,194
International Equity Fund                              265,759                           88,586                     354,345
Government Securities
   Fund                                                193,008                           80,420                     273,428
Small Company Growth Fund                               13,850                           4,617                      18,467
U.S. Government Bond Fund                                3,840                           1,601                       5,441
International Growth Fund                                2,704                             900                       3,604
International Value Fund                                   N/A                             N/A                         N/A
Emerging Markets Fund                                   10,642                           3,546                      14,188
Pacific Growth Fund                                     12,870                           4,290                      17,160
Global Government Income Fund                            1,029                             428                       1,457
Value Fund                                             846,974                         282,235                   1,129,299
Capital Growth Fund                                    375,580                         125,193                     500,773
Emerging Growth Fund                                   299,754                          99,919                     399,673


                                                                                          Net
                                                            Net                  Fees Paid (Shareholder               Net
                                                Fees Paid (12b-1 Component)       Servicing Component)               Fees
                    FUND                            Year ended 3/31/98             Year ended 3/31/98                Paid
                    ----                            ------------------             ------------------               --------
Equity Index Fund                                         ----                            ----                        ----
Managed Index Fund                                        ----                            ----                        ----
Managed SmallCap Index Fund                               ----                            ----                        ----
Managed Value Index Fund                                  ----                            ----                        ----
Managed SmallCap Value Index Fund                         ----                            ----                        ----
Disciplined Equity Fund                                202,394                          67,465                     269,859
Marsico Focused Equities Fund                           12,707                           4,235                      16,942
Marsico Growth & Income Fund                             4,894                           1,631                       6,525
Balanced Assets Fund                                   486,598                         162,199                     648,797
Short-Intermediate Government Fund                      51,218                          23,281                      74,499
Short-Term Income Fund                                   4,939                          12,351                      17,290
Diversified Income Fund                                389,914                         162,464                     552,378
Strategic Fixed Income Fund                             12,218                           5,554                      17,772
Municipal Income Fund                                   84,881                          35,367                     120,248
Short-Term Municipal Income Fund                        11,797                          29,493                      41,290
Intermediate Municipal Bond Fund                         8,693                           3,951                      12,644
FL Intermediate Municipal Fund                          16,492                           7,496                      23,988

FL Municipal Bond Fund                                 103,668                          43,195                     146,863
GA Intermediate Municipal Fund                          35,901                          16,331                      52,232
GA Municipal Bond Fund                                  57,039                          23,767                      80,806
MD Intermediate Municipal Fund                          21,223                           9,648                      30,871
MD Municipal Bond Fund                                  50,771                          21,154                      71,925
NC Intermediate Municipal Fund                          32,514                          14,779                      47,293
NC Municipal Bond Fund                                 140,970                          58,737                     199,707
SC Intermediate Municipal Fund                          30,401                          13,816                      44,219
SC Municipal Bond Fund                                  62,947                          26,229                      89,176
TN Intermediate Municipal Fund                          14,924                           6,784                      21,708
TN Municipal Bond Fund                                  28,813                          12,006                      40,819
TX Intermediate Municipal Fund                          10,414                           4,734                      15,148
TX Municipal Bond Fund                                  54,020                          22,509                      76,529
VA Intermediate Municipal Fund                          49,251                          22,387                      71,638
VA Municipal Bond Fund                                  80,656                          33,606                     114,262
Government Money Market Fund                              ----                         105,609                     105,609
Tax Exempt Fund                                           ----                         453,492                     453,492




NOTE: All fees paid under the Investor A and Investor C/B Shares Distribution Plans were accrued as payments to broker/dealers and financial institutions offering such shares to their customers.

                     Investor C Shares - Money Market Funds
                   Investor B Shares - Non-Money Market Funds

                                                                                          Net
                                                            Net                  Fees Paid (Shareholder               Net
                                                Fees Paid (12b-1 Component)       Servicing Component)               Fees
                    FUND                            Year ended 3/31/98             Year ended 3/31/98                Paid
                    ----                            ------------------             ------------------                ----
Prime Fund                                                 ---                     $219,261.00               $  219,261.00
Treasury Fund                                              ---                          25,041                      25,041
Equity Income Fund                                      51,110                          17,036                      68,146
International Equity Fund                                6,518                           2,173                       8,691
Government Securities
   Fund                                                  7,171                           2,988                      10,159
Small Company Growth Fund                               12,232                           4,077                      16,309
U.S. Government Bond Fund                                4,428                           1,846                       6,274
International Growth Fund                                1,894                             631                       2,525
International Value Fund                                   N/A                             N/A                         N/A
Emerging Markets Fund                                    1,505                             502                       2,007
Pacific Growth Fund                                        488                             163                         651
Global Government Income Fund                               48                              20                          68
Value Fund                                              68,338                          22,779                      91,117
Capital Growth Fund                                     39,286                          13,095                      52,381
Emerging Growth Fund                                    13,099                           4,366                      17,465
Equity Index Fund                                         ----                            ----                        ----
Managed Index Fund                                       4,939                           4,940                       9,879
Managed SmallCap Index Fund                                550                             550                       1,100
Managed Value Index Fund                                     2                               1                           3
Managed SmallCap Value Index Fund                           12                              11                          23
Disciplined Equity Fund                                  5,891                           1,963                       7,854
Marsico Focused Equities Fund                              267                              89                         356
Marsico Growth & Income Fund                               143                              47                         190
Balanced Assets Fund                                    13,783                           4,594                      18,377
Short-Intermediate Government Fund                      26,501                          12,047                      38,548
Short-Term Income Fund                                   3,483                           8,709                      12,192
Diversified Income Fund                                 13,883                           5,784                      19,667
Strategic Fixed Income Fund                              4,844                           2,201                       7,045
Municipal Income Fund                                   12,181                           5,076                      17,257
Short-Term Municipal Income Fund                           668                           1,670                       2,338
Intermediate Municipal Bond Fund                         4,830                           2,195                       7,025
FL Intermediate Municipal Fund                           1,183                             537                       1,720

FL Municipal Bond Fund                                     125                              52                         177
GA Intermediate Municipal Fund                           8,039                           3,654                      11,693
GA Municipal Bond Fund                                     215                              89                         304
MD Intermediate Municipal Fund                           7,338                           3,335                      10,673
MD Municipal Bond Fund                                      14                               6                          20
NC Intermediate Municipal Fund                           6,348                           2,886                       9,234
NC Municipal Bond Fund                                      64                              26                          90
SC Intermediate Municipal Fund                          19,281                           8,764                      28,045
SC Municipal Bond Fund                                     272                             114                         386
TN Intermediate Municipal Fund                              12                               5                          17
TN Municipal Bond Fund                                     208                              86                         294
TX Intermediate Municipal Fund                           2,484                           1,129                       3,613
TX Municipal Bond Fund                                     398                             166                         564
VA Intermediate Municipal Fund                          23,904                          10,866                      34,770
VA Municipal Bond Fund                                     137                              57                         194
Government Money Market Fund                              ----                           7,557                       7,557
Tax Exempt Fund                                           ----                         115,616                     115,616



                        Daily Shares - Money Market Funds


                                                         Net                 Net Fees Paid
                                                  Fees Paid (12b-1            (Shareholder                Net
                                                     Component)           Servicing Component)            Fees
                    FUND                         Year ended 3/31/98        Year ended 3/31/98             Paid
                    ----                         -----------------         ------------------          -------
Prime Fund                                       $178,213.00                $178,213.00           $  356,426.00
Treasury Fund                                     378,507                    378,507                 757,014
Government Money Market Fund                       17,523                     17,523                  35,046
Tax-Exempt Fund                                    34,060                     34,060                  68,120


                                     Fees Paid Pursuant to the Administration Plan

                                                          Primary B Shares
                                                           Net Admin                    Net Admin
                                                           Fees Paid                   Fees Waived
                                                           ---------                   -----------
Prime Fund                                                $145,320.00                      ----
Treasury Fund                                               67,921.00                      ----
Equity Income Fund                                          24,723.00                      ----
International Equity Fund                                     16,264                       ----
Government Securities Fund                                      2,961                      ----


                                                     Net Admin                      Net Admin
                                                     Fees Paid                     Fees Waived
                                                     ---------                     ------------
Small Company Growth Fund                                 ----                            ----
U.S. Government Bond Fund                                 ----                            ----
International Growth Fund                                 ----                            ----
International Value Fund                                   N/A                             N/A
Emerging Markets Fund                                      888                            ----
Pacific Growth Fund                                      1,682                            ----
Global Government Income Fund                                1                            ----
Value Fund                                              94,267                            ----
Capital Growth Fund                                     38,659                            ----
Emerging Growth Fund                                    14,710                            ----
Equity Index Fund                                       20,313                            ----
Managed Index Fund                                           8                            ----
Managed SmallCap Index Fund                              1,026                            ----
Managed Value Index Fund                                  ----                            ----
Managed SmallCap Value Index Fund                         ----                            ----
Disciplined Equity Fund                                  3,779                            ----
Marsico Focused Equities Fund                             ----                            ----
Marsico Growth & Income Fund                              ----                            ----
Balanced Assets Fund                                    30,926                            ----
Short-Intermediate Government Fund                      43,035                            ----
Short-Term Income Fund                                   1,642                            ----
Diversified Income Fund                                    767                            ----
Strategic Fixed Income Fund                             88,031                            ----
Municipal Income Fund                                     ----                            ----
Short-Term Municipal Income Fund                          ----                            ----
Intermediate Municipal Bond Fund                          ----                            ----
FL Intermediate Municipal Fund                            ----                            ----

FL Municipal Bond Fund                                    ----                            ----
GA Intermediate Municipal Fund                            ----                            ----
GA Municipal Bond Fund                                    ----                            ----
Kansas Intermediate Municipal Fund                         N/A                             N/A
MD Intermediate Municipal Fund                            ----                            ----
MD Municipal Bond Fund                                    ----                            ----
NC Intermediate Municipal Fund                            ----                            ----
NC Municipal Bond Fund                                    ----                            ----
SC Intermediate Municipal Fund                            ----                            ----
SC Municipal Bond Fund                                    ----                            ----
TN Intermediate Municipal Fund                            ----                            ----
TN Municipal Bond Fund                                    ----                            ----
TX Intermediate Municipal Fund                            ----                            ----
TX Municipal Bond Fund                                    ----                            ----
VA Intermediate Municipal Fund                            ----                            ----
VA Municipal Bond Fund                                    ----                            ----
Government Money Market Fund                            41,993                            ----
Tax Exempt Fund                                         26,714                            ----

Shareholder Servicing Agreements (Primary B Shares) - Money Market Funds

As stated in the Prospectuses for the Money Market Funds' Primary Shares of NFI and the Prospectuses for the Primary B Shares of NFT, each of NFI and NFT has a separate Shareholder Servicing Plan with respect to the Non-Money Market Funds' Primary B Shares of NFI and the Primary B Shares of NFI and the Primary B Shares of NFT except the Value Fund, Capital Growth Fund, Emerging Growth Fund, Disciplined Equity Fund, Equity Index Fund, Managed Index Fund, Managed SmallCap Index Fund, Managed Value Index Fund, Managed SmallCap Value Index Fund, Balanced Assets Fund, Short-Intermediate Government Fund, Short-Term Income Fund, Diversified Income Fund and Strategic Fixed Income Fund. Pursuant to the Shareholder Servicing Plans, NFI and NFT each has entered into separate agreements with certain banks pertaining to the provision of administrative services to their customers who may from time to time own of record or beneficially Primary B Shares ("Customers") in consideration for the payment of up to 0.25% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreements or Shareholder Serving Plan; and
(x) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.

         Such plan shall continue in effect as long as the Board of Directors/Trustees, including a majority of the Qualified Directors, specifically approves the plan at least annually.

Shareholder Servicing Plan (Marsico Shares) - Prime Fund

As stated in the Prospectus for the Prime Fund's Marsico Shares of NFI, there is a separate Shareholder Servicing Plan with respect to the Prime Fund's Marsico Shares of NFI. Pursuant to the Shareholder Servicing Plan, NFI has entered into a separate agreement with a servicing agent pertaining to the provision of shareholder support services to its customers who may from time to time own of record or beneficially Marsico Shares ("Customers") in consideration for the payment of up to 0.25% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) general shareholder liason services; (ii) aggregating and processing purchase, exchange and redemption requests for Marsico Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the Transfer Agent; (iii) providing Customers with a service that invests the assets of their accounts in Marsico Shares pursuant to specific or pre-authorized instructions; (iv) processing dividend and distribution payments from the Company on behalf of Customers; (v) providing information periodically to Customers showing their positions in Marsico Shares; (vi) arranging for bank wires; (vii) responding to Customer inquiries concerning their investment in Marsico Shares; (viii) providing sub-accounting with respect to Marsico Shares beneficially owned by Customers or the information necessary for sub-accounting; (ix) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (x) forwarding to Customers proxy statements and proxies containing any proposals regarding the shareholder servicing agreement or Shareholder Serving Plan; and (xi) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.

         Such plan shall continue in effect as long as the Board of Directors/Trustees, including a majority of the disinterested Directors, specifically approves the plan at least annually.

Shareholder Administration Plan (Primary B Shares) - Non-Money Market Funds

         As stated in the Prospectus for the Non-Money Market Funds' Primary B Shares, each Company has a separate Shareholder Administration Plan (the "Administration Plan") with respect to such shares. Pursuant to the Administration Plan, each Company may enter into agreements ("Administration Agreements") with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of Non-Money Market Fund Primary B Shares ("Servicing Agents"). The Administration Plan provides that pursuant to the Administration Agreements, Servicing Agents shall provide the shareholder support services as set forth therein to their customers who may from time to time own of record or beneficially Primary B Shares ("Customers") in consideration for the payment of up to 0.60% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding an Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services and (xii) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.

Expenses

         The Administrator furnishes, without additional cost to each Company, the services of the Treasurer and Secretary of each Company and such other personnel (other than the personnel of the Adviser) as are required for the proper conduct of each Company's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of each Company's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Plans relating to the Investor A, Investor B or Investor C Shares of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by each Company.

         Each Company pays or causes to be paid all other expenses of each Company, including, without limitation: the fees of the Adviser, the Administrator and Co-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by each Company for the safekeeping of its cash, fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by each Company; brokerage commissions chargeable to each Company in connection with fund securities transactions to which each Company is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by each Company to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of each Company and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of each Company (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to each Company's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of each Company's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to each Company; membership dues of industry associations; interest payable on Company borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of each Company which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of each Company's operation unless otherwise explicitly assumed by the Adviser), the Administrator or Co-Administrator.

         Expenses of each Company which are not directly attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund of each Company based upon the relative net assets of each class or Fund. Expenses of each Company which are not directly attributable to a specific class of shares but are directly attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses of each Company which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

         The Advisory Agreement, the Sub-Advisory Agreements, and the Administration Agreement require BAAI, TradeStreet, Gartmore, and the Administrator to reduce their fees to the extent required to satisfy any expense limitations which may be imposed by the securities laws or regulations thereunder of any state in which a Fund's shares are registered or qualified for sale, as such limitations may be raised or lowered from time to time, and the aggregate of all such investment advisory, sub-advisory, and administration fees shall be reduced by the amount of such excess. The amount of any such reduction to be borne by BAAI, TradeStreet, Gartmore or the Administrator shall be deducted from the monthly investment advisory and administration fees otherwise payable to BAAI, TradeStreet, Gartmore and the Administrator during such fiscal year. If required pursuant to such state securities regulations, BAAI, TradeStreet, Gartmore and the Administrator will reimburse the Company no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory and administration fees in excess of such limitation).

Transfer Agents and Custodians

         First Data is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, and acts as transfer agent for each Companies Primary Shares and Investor Shares. Under the transfer agency agreements, the transfer agent maintains shareholder account records for the Company, handles certain communications between shareholders and the Companies, and distributes dividends and distributions payable by the Companies to shareholders, and produces statements with respect to account activity for the Companies and its shareholders for these services. The transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for each Company during the month and is reimbursed for out-of-pocket expenses.

         Bank of America serves as sub-transfer agent for each Fund's Primary Shares.

         The Bank of New York ("BONY") 90 Washington Street, New York, N.Y. 10286 serves as custodian for the Funds' assets. As custodian, BONY maintains the Funds' securities cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.

         The Bank of New York ("BONY"), Avenue des Arts, 35 1040 Brussels, Belgium serves as custodian for the assets of the international Funds.

         The SEC has amended Rule 17f-5 under the 1940 Act to permit boards to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, BONY serves as Foreign Custody Manager, pursuant to a Foreign Custody Manager Agreement, under which the Boards of Directors/Trustees retain the responsibility for selecting foreign compulsory depositories, although BONY agrees to make certain findings with respect to such depositories and to monitor such depositories.

Distributor

         Stephens Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the Funds.

         Pursuant to a distribution agreement (the "Distribution Agreement"), the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that its receives to the Companies or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Companies pursuant to Rule 12b-1 under the 1940 Act.

         The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Directors/Trustees or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and (ii) a majority of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to a Fund, without penalty, on 60 days' notice by the Board of Directors/Trustees, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Distributor.

Independent Accountants and Reports

         At least semi-annually, the Companies will furnish shareholders of the Funds with a list of the investments held in the Funds and financial statements for the Funds. The annual financial statements will be audited by each Company's independent accountant. The Board of Directors/Trustees has selected PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts, 02110 as each Company's independent accountant to audit each Company's books and review each Company's tax returns for the Funds' fiscal year ended March 31, 1999. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215 were the independent auditors for the Emerald International Equity Fund (predecessor to the International Value Fund) for the fiscal period December 1, 1997 through May 15, 1998 and for the fiscal year ended November 30, 1997.

         The Annual Reports for the fiscal period ended March 31, 1998 are hereby incorporated herein by reference in this SAI. The Annual Reports for the Emerald International Equity Fund (the predecessor to the International Value
Fund) for the fiscal period ended May 15, 1998 and for the fiscal year ended November 30, 1997 are also is incorporated herein by reference. These Annual Reports will be sent free of charge with this SAI to any shareholder who requests this SAI.

Counsel

         Morrison & Foerster LLP serves as legal counsel to the Companies. Their address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

         Morrison & Foerster LLP, counsel to the Companies and special counsel to Bank of America has advised the Companies and Bank of America that Bank of America and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

                         FUND TRANSACTIONS AND BROKERAGE

General Brokerage Policy

         Subject to policies established by the Board of Directors/Trustees of each Company, the Adviser is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of such Fund's securities transactions, and for the allocation of brokerage fees in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In placing orders for portfolio securities of a Fund, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. In addition, the Adviser will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Adviser or its other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund. Services furnished by such brokers may be used by the Adviser in providing investment advisory and investment management services for the Companies.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Directors/Trustees of the respective Company. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

         In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Adviser. Investment decisions for each Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. It may happen that a particular security is bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Companies believe that over time its ability to participate in volume transactions will produce superior executions for the Funds.

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

         The Companies will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the distributor, the Adviser, the administrator, the co-administrator or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law. In addition, the Companies will not give preference to correspondents of Bank of America or its affiliates, with respect to such transactions or securities. (However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with Bank of America or its affiliates, and to take into account the sale of Fund shares if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.) In addition, a Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the distributor, the Adviser, the administrator, or the co-administrator, or any of their affiliates, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

         Certain affiliates of Bank of America Corporation and its subsidiary banks may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by the Tax Exempt Fund, the Municipal Income Fund, the Short-Term Municipal Income Fund, the Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds (the "Tax-Free Bond Funds"). Bank of America or certain of its affiliates may serve as trustee, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities. Under certain circumstances, the Tax-Free Bond Funds may purchase municipal securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. NFT has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to such Rule.

         Under the 1940 Act, persons affiliated with a Company are prohibited from dealing with such Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Each of the Funds may purchase securities from underwriting syndicates of which Bank of America or any of its affiliates is a member under certain conditions, in accordance with the provisions of a rule adopted under the 1940 Act and any restrictions imposed by the Board of Governors of the Federal Reserve System.

         Investment decisions for each Fund are made independently from those for each Company's other investment portfolios, other investment companies, and accounts advised or managed by the Adviser. Such other investment portfolios, investment companies, and accounts may also invest in the same securities as the Funds.

When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

                                                       BROKERAGE COMMISSIONS

------------------------------------- ------------------------ ------------------------- --------------------------
                                         Fiscal Year Ended     Fiscal Year Ended March    Fiscal Year Ended March
                Fund                       March 31,1998               31,1997                    31,1996
------------------------------------- ------------------------ ------------------------- --------------------------
Managed SmallCap Index                         143,732               $   54,486.18                  --
------------------------------------- ------------------------ ------------------------- --------------------------
Disciplined Equity                             152,295                  288,643.86                  --
------------------------------------- ------------------------ ------------------------- --------------------------
Equity Index                                   208,604                  115,828.91                  --
------------------------------------- ------------------------ ------------------------- --------------------------
Emerging Growth                                477,588                  554,981.41                  --
------------------------------------- ------------------------ ------------------------- --------------------------
Capital Growth Fund                          1,392,418                1,584,909.43                  --
------------------------------------- ------------------------ ------------------------- --------------------------
Managed Index                                  119,677                   24,684.19                  --
------------------------------------- ------------------------ ------------------------- --------------------------
Value                                        3,142,078                1,784,504.83                  --
------------------------------------- ------------------------ ------------------------- --------------------------
Balanced Assets                              1,207,000                1,965,293.04                  --
------------------------------------- ------------------------ ------------------------- --------------------------
Nations Emerging Markets                       284,328                  207,518.87                 192,107.00
------------------------------------- ------------------------ ------------------------- --------------------------
Nations Pacific Growth                         963,416                  932,004.34                 638,176.00
------------------------------------- ------------------------ ------------------------- --------------------------
Equity Income                                1,111,460                1,083,187.32                 578,343.00
------------------------------------- ------------------------ ------------------------- --------------------------
International Equity                         2,421,975                1,738,165.19               1,251,696.00
------------------------------------- ------------------------ ------------------------- --------------------------
International Growth                         1,054,454                        0                          0
------------------------------------- ------------------------ ------------------------- --------------------------
Managed Small Cap Value Index                    5,469                        0                          0
------------------------------------- ------------------------ ------------------------- --------------------------
Marsico Focused Equities                        25,934                        0                          0
------------------------------------- ------------------------ ------------------------- --------------------------
Marsico Growth & Income                          9,903                        0                          0
------------------------------------- ------------------------ ------------------------- --------------------------
Small Company Growth                           184,948                        0                          0
------------------------------------- ------------------------ ------------------------- --------------------------


         During the fiscal periods ended March 31, 1998, 1997 and 1996, NFT and its Funds did not pay brokerage commissions to NationsBanc Investments, Inc. (or its predecessors), NationsBanc Capital Markets, Inc., or Stephens. NFT did pay $2,368.03 to Nations Montgomery Securities LLC during the fiscal year ended March 31, 1998.

         During the fiscal period ended March 31, 1998 1997 and 1996, NFP did not pay brokerage commissions to Nations Montgomery Securities LLC, NationsBanc Investments, Inc. (or its predecessors), NationsBanc Capital Markets, Inc. or Stephens.

         During the fiscal years ended March 31, 1998, 1997 and 1996, NFI did not pay brokerage commissions to Nations Montgomery Securities LLC, NationsBanc Investments, Inc. (or its predecessors), NationsBanc Capital Markets, Inc. or Stephens.

         No other Funds of NFP, NFI or NFT paid brokerage fees during the fiscal years ended March 31, 1998, 1997 and 1996.

         Section 28(e) Standards

         Under Section 28(e) of the Securities Exchange Act of 1934, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker/dealers utilized by the Adviser may furnish statistical, research and other information or services which are deemed by the Adviser to be beneficial to the Funds' investment programs. Research services received from brokers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Company's Directors/Trustees with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to the Adviser since the brokers utilized by the Adviser as a group tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a diverse perspective on financial markets. Research services which are provided to the Adviser by brokers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. The Adviser is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Funds. Similarly, any research services received by the Adviser through the placement of fund transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Companies by improving the quality of the Adviser's investment advice. The advisory fees paid by the Companies are not reduced because the Adviser receives such services.

         Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Funds.

                              DESCRIPTION OF SHARES

Description of Shares of the Companies

         The Companies' Boards of Directors/Trustees have authorized the issuance of the classes of shares of the Funds indicated above and may, in the future, authorize the creation of additional investment portfolios or classes of shares.

         The Boards may classify or reclassify any unissued shares of a Company into shares of any class, classes or Fund in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares and, pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any Fund or class. Any such classification or reclassification will comply with the provisions of the 1940 Act. Fractional shares shall have the same rights as full shares to the extent of their proportionate interest.

         All shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Portfolios. As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the shareholders of more than 50% of the outstanding interests of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of a Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the shareholders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees/Directors under the 1940 Act. However, each Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Board member, if requested in writing by the shareholders of at least 10% of the Company's outstanding voting shares, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

         Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund, as are declared in the discretion of the Board members. In the event of the liquidation or dissolution of a Company, shareholders of that Company's Funds are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Board members in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Companies.

         Net investment income for the Funds for dividend purposes consists of
(i) interest accrued and original issue discount earned on a Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of the Company prorated to a Fund on the basis of its relative net assets, plus dividend or distribution income on a Fund's assets.

         Prior to purchasing shares in one of the Funds, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

         Shareholders receiving a distribution in the form of additional shares will be treated as receiving an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Funds use the so-called "equalization accounting method" to allocate a portion of earnings and profits to redemption proceeds. This method permits a fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations change. Although using this method will not affect a Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.

Dividends and Distributions of NFI

         Nations Prime and Treasury Funds. All of the net investment income earned by each of the Money Market Funds is declared daily as a dividend to the shareholders of record of each class of shares of each Fund. The Investor A, Investor B, Investor C, Daily, Marsico and Primary B Shares of each such Fund shall accrue an additional expense not borne by the Primary A Shares as a result of the Rule 12b-1 Plans and/or the Shareholder Servicing Plans or Shareholder Administration Plan and/or Shareholder Administration Agreements applicable to each such class of shares. Consequently, a separate calculation shall be made to arrive at the dividends of each class of shares. Dividends normally accrue on the first day that a purchase order is effective but not on the date that a redemption order is effective. Thus, if a purchase order is accepted prior to 12:00 noon Eastern Standard Time, the shareholder will receive dividends beginning that day. All dividends declared during a month will be paid in cash within five business days after the end of the month. If a shareholder of record redeems all of the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption within five business days of the redemption.

         Equity Income Fund, International Equity Fund and International Growth Fund. Dividends and distributions from net investment income, if any, are declared and paid quarterly, and capital gains distributions are declared and paid annually. The Investor A, Investor B, Investor C and Primary B Shares of the Funds shall accrue an additional expense not borne by the Primary A Shares as a result of the applicable Rule 12b-1 Plan and/or Shareholder Servicing Plan or Shareholder Administration Plan and/or Shareholder Administration Agreements. Consequently, a separate calculation shall be made to arrive at the net asset value per share and dividends of each class of shares of the Funds.

         Government Securities Fund and Government Bond Fund. Dividends and distributions from net investment income are declared daily and paid monthly, and capital gains distributions are declared and paid annually. The Investor A, Investor B, Investor C and Primary B Shares of the Fund shall accrue an additional expense not borne by the Primary A Shares as a result of the 12b-1 Plans and the Shareholder Servicing Plan or Shareholder Administration Plan and/or Shareholder Administration Agreements. Consequently, a separate calculation shall be made to arrive at the net asset value per share and dividends of each class of shares of the Funds.

         Small Company Growth Fund and International Value Fund. Dividends and distributions from net investment income, if any, are declared and paid quarterly, and capital gains distributions are declared and paid annually. The Investor A, Investor B and Investor C Shares of the Funds shall accrue an additional expense not borne by the Primary A Shares or Primary B Shares as a result of the applicable Rule 12b-1 Plan and/or Shareholder Servicing Plan or Shareholder Administration Plan and/or Shareholder Administration Agreements. Consequently, a separate calculation shall be made to arrive at the net asset value per share and dividends of each class of shares of the Funds.

Dividends and Distributions of NFP

         Emerging Markets Fund and Pacific Growth Fund. Dividends and distributions from net investment income, if any, are declared and paid quarterly, and capital gains distributions are declared and paid annually. The Investor A, Investor B, Investor C and Primary B Shares of the Funds shall accrue an additional expense not borne by the Primary A Shares as a result of the applicable Rule 12b-1 Plan, Shareholder Servicing Plan and/or

Shareholder Administration Plan. Consequently, a separate calculation shall be made to arrive at the net asset value per share and dividends of each class of shares of the Funds.

Dividends and Distributions of NFT

         Dividends from net investment income are declared and paid monthly by the Capital Growth Fund, the Disciplined Equity Fund, the Managed Index Fund and the Value Fund. The Short-Intermediate Government Fund, the Short-Term Income Fund, the Diversified Income Fund, the Strategic Fixed Income Fund, the NFT Money Market Funds, and the Tax-Free Bond Funds declare dividends daily and pay them monthly. All other NFT Non-Money Market Funds declare and pay dividends from net investment income each calendar quarter.

         Money Market Funds. All of the net investment income earned by each of the Money Market Funds is declared daily as a dividend to the shareholders of record of each class of shares of each Fund. The Investor A, Investor B, Investor C, Daily and Primary B Shares of each such Fund shall accrue an additional expense not borne by the Primary A Shares as a result of the Rule 12b-1 Plans and/or the Shareholder Servicing Plans or Shareholder Administration Plan and/or Shareholder Administration Agreements applicable to each such class of shares. Consequently, a separate calculation shall be made to arrive at the dividends of each class of shares. Dividends normally accrue on the first day that a purchase order is effective but not on the date that a redemption order is effective. Thus, if a purchase order is accepted prior to 12:00 noon Eastern Standard Time, the shareholder will receive dividends beginning that day. All dividends declared during a month will be paid in cash within five business days after the end of the month. If a shareholder of record redeems all of the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption within five business days of the redemption. Net income for dividend purposes consists of (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount (including, in the case of the Tax Exempt Fund, market discount on tax-exempt obligations purchased after April 30, 1993) and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of Nations Funds prorated to a Fund on the basis of its relative net assets. Shares of the Money Market Funds begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (e.g., the settlement date).

         Non-Money Market Funds. With respect to the Non-Money Market Funds, net investment income for dividend purposes consist of items (i), (ii) and (iii) discussed above with respect to the Money Market Funds and dividend or distribution income on such assets.

         Shares of the Bond Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed. Shares of the Equity Funds and the Balanced Fund are eligible to receive dividends when declared, provided however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.

Net Asset Value Determination

         Money Market Funds

         The Money Market Funds use the amortized cost method of valuation to value their shares in such Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by the Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security.

         Each of the Money Market Funds invest only in high quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. NFT's NFI's Board of Directors and NFT's Board of Trustees each have established procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Directors/Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Money Market Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Directors/Trustees will promptly consider what action, if any, should be initiated. If the Board of Directors/Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

        Non-Money Market Funds

         With respect to the Non-Money Market Funds, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. With respect to the Bond Funds, securities may be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities.

         With respect to the Non-Money Market Funds, securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors/Trustees of the Company. Short-Term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the directors/trustees.

         For purposes of determining the net asset value per share of the International Funds, all assets and liabilities of the International Funds initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

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         A Company may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related Prospectuses from time to time. A Company also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of such Company's responsibilities under the 1940 Act.

         Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Investor Shares or Primary Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

                     ADDITIONAL INFORMATION CONCERNING TAXES

         The following information supplements and should be read in conjunction with the Prospectus section entitled "Tax Information." The Prospectuses of the Funds describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning Federal income taxes.

General

         The Companies intend to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for tax purposes and thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to a Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, the Funds will not be taxed on net investment income and capital gains distributed to shareholders.

         Qualification as a regulated investment company under the Code requires, among other things, that (a) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

         Each Fund also must distribute or be deemed to distribute to its shareholders at least 90% of its net investment income which for this purpose, includes net short-term capital gains earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 3 of the following taxable year will be treated as paid by December 31 the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

         In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this

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restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

Excise Tax

         A 4% nondeductible excise tax will be imposed on each Fund (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

Private Letter Ruling

         In order for a Fund to maintain regulated investment company status under the Code, its dividends, including--for this purpose--capital gain distributions, must not constitute "preferential dividends," within the meaning of Section 562(c) of the Code. The Companies have received a private letter ruling from the Internal Revenue Service ("IRS") generally to the effect that the following will not give rise to preferential dividends: differing fees imposed on the different classes of shares with respect to servicing, distribution and administrative support services, and transfer agency arrangements; differing sales charges on purchases and redemptions of such shares; and conversion features resulting in the Companies paying different dividends or distributions on the different classes of shares.

Taxation of Fund Investments

         Except as provided herein, gains and losses on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

         Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

         The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for Federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for Federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

         Under Section 988 of the Code, a Fund will generally recognize ordinary income or loss to the extent gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract,

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

option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse tax impact.

         Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

         If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

Foreign Taxes

         Income and dividends received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. Only the Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund expect to qualify for the election. However, even if a Fund qualifies for the election, foreign taxes will only pass-through to a Fund shareholder if (i) the shareholder holds the Fund shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Fund dividends corresponding with the pass-through of the foreign taxes paid by the Fund, and (ii) with respect to foreign source dividends received by the Fund on shares giving rise to foreign tax, the Fund holds the shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the Fund becomes entitled to the dividend.

         For tax years beginning after December 31, 1997, an individual with $300 or less of creditable foreign taxes generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.

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

Capital Gain Distributions

         Distributions which are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Other Distributions

         Although dividends will be declared daily based on each Money Market Fund's and the Government Securities Fund's daily earnings, for Federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For Federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year a Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that each Fund's net income, on an annual basis, will equal the dividends declared during the year.

Disposition of Fund Shares

         A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

Federal Income Tax Rates

         As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of

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

tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Corporate Shareholders

         Corporate shareholders of the Funds may be eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

Foreign Shareholders

         Under the Code, distributions of net investment income by a Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate if applicable). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding, and beginning in 2000, the Funds will be permitted to estimate the portion of their distributions qualifying as capital gain distributions.

Backup Withholding

         The Companies may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies NFT that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Companies could subject the investor to penalties imposed by the IRS.

Tax-Deferred Plans

         The Funds are available for a variety of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. A Tax Free Bond Fund, however, is generally not a suitable investment for tax-deferred plans because such plans, which are generally tax exempt, would not gain any benefit from the tax-exempt nature of the Tax Free Bond Fund's dividends. Investors should contact their Selling Agents for details concerning retirement plans.

Special Tax Considerations Pertaining to the Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds

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

         The Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds (each, a "Tax-Free Bond Fund" and collectively the "Tax-Free Bond Funds") are designed to provide investors with a high level of income exempt from Federal and, with respect to the Florida Intermediate Municipal Bond Fund and Florida Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund and Georgia Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund and Maryland Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund and North Carolina Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and South Carolina Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund and Tennessee Municipal Bond Fund, and Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund, Florida state intangibles tax, and the Georgia, Maryland, North Carolina, South Carolina, or Virginia state income tax, and the Tennessee Hall Income Tax on unearned income, respectively. Florida and Texas do not presently impose any income tax but Florida currently imposes a state intangibles tax on intangible personal property.

         Each Tax-Free Bond Fund intends that at least 50% of the value of its total assets at the close of each quarter of its taxable years will consist of obligations the interest on which is exempt from Federal income tax, so that they will qualify under the Code to pay "exempt-interest dividends." The portion of total dividends paid by the Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Long-term and/or short-term capital gain distributions will not constitute exempt-interest dividends and will be taxed as capital gain or ordinary income dividends, respectively. The exemption of interest income derived from investments in tax-exempt obligations for Federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

         Not later than 60 days after the close of its taxable year, each Tax-Exempt Bond Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from Federal income tax.

         In addition, the Federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that a Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their AMT. With respect to a corporate shareholder of such Funds, exempt-interest dividends paid by a Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its Federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their tax advisors.

         Distributions other than exempt-interest dividends, including distributions of interest in Municipal Securities issued by other issuers and all long-term and short-term capital gains will be subject to state income tax (other than Florida and Texas) unless specifically exempted by statute including, in the case of Virginia, statutory provisions creating the agency or political subdivision.

         Florida does not impose a personal income tax, but does impose an annual intangible personal property tax on intangible personal property (including but not limited to stocks or shares of business trusts or mutual funds) held by persons domiciled in the State of Florida, regardless of where such property is kept. Florida counsel has,

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

however, advised the Fund that shares in the Nations Florida Intermediate Municipal Bond Fund and the Nations Florida Municipal Bond Fund shall not be subject to Florida's intangible personal property tax if on January 1 of each tax year the portfolio of such Fund consists exclusively of obligations of the government of the United States of America, its agencies, instrumentalities, the Commonwealth of Puerto Rico, the government of Guam, the government of American Samoa, the government of the Northern Mariana Islands, the State of Florida, its political subdivisions, municipalities or other taxing districts. Nations Funds has received a Technical Assistance Advisement from the Florida Department of Revenue confirming the foregoing.

         Although the Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund anticipate that the portfolio will exclusively contain assets that are exempt from Florida's intangible personal property tax on January 1 of each tax year, it may be possible that the portfolio will have a small portion of its assets invested temporarily in assets on such date which are not exempt from Florida's annual intangible personal property tax. In this situation, only the portion of the net asset value of the portfolio which is made up of direct obligations of the United States of America, its agencies, territories and possessions (as described above) may be removed from the net asset value for purposes of computing the intangible personal property tax. The remaining net asset value of the portfolio and hence a portion of the net asset value of the shares in the Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund would be subject to the intangible personal property tax. Notice as to the tax status of your shares will be mailed to you annually. Owners of shares in the Nations Florida Intermediate Municipal Bond Fund or Nations Florida Municipal Bond Fund should consult their tax advisers with specific reference to their own tax situation if advised that a portion of the portfolio of such Funds consisted on January 1 of any year of assets which are not exempt from Florida's annual intangible personal property tax. Such annual intangible personal property tax, if any, is due and payable on June 30 of such year in which the tax liability arises.

         The Georgia state intangibles tax was legislatively repealed by action of the General Assembly during the 1996 Session and was also repealed by a constitutional amendment approved by the voters of Georgia on November 5, 1996. The repeal of the Georgia intangibles tax was made retroactively effective to January 1, 1996.

         Nations Maryland Intermediate Municipal Bond Fund's and Nations Maryland Municipal Bond Fund's shareholders who are residents of Maryland must add to their Federal adjusted gross income 50% of their Federal tax preference items (which include interest amounts from private activity bonds) the sum total of which is in excess of $10,000 for an individual return (or $20,000 for a joint return) when determining their Maryland adjusted gross income Shareholders who are nonresidents of Maryland are required to include only those tax preference items that are based on income taxable in Maryland.

         Although any net capital gain recognized with respect to the sale or exchange of shares of a Fund may be subject to the South Carolina state income tax, individuals, estates and trusts are entitled to a deduction for South Carolina taxable income purposes equal to 44% of the net capital gain recognized from the sale or exchange of an asset which has been held for a period of two or more years. In the case of estates or trusts, the deduction is applicable only to income taxed to the estate or trust or individual beneficiaries and not income passed through to nonindividual beneficiaries.

         The Tennessee Hall Income Tax imposes a tax on income received by way of dividends from stock or interest on bonds. Dividends from a qualified regulated investment company are exempt from the Hall Income Tax, but only to the extent attributable to interest on bonds or securities of the U.S. Government or any agency or instrumentality thereof or on bonds of the State of Tennessee or any county or any municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

Other Matters

         Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by a Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to Federal, state, local or foreign taxes.

                      ADDITIONAL INFORMATION ON PERFORMANCE

         Yield information and other performance information for each Company's Funds may be obtained by calling the Company at (800) 321-7854.

         From time to time, the yield and total return of a Fund's Investor Shares and Primary Shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Each Fund of the Company also may quote information obtained from the Investment Company Institute in its advertising materials and sales literature. In addition, certain potential benefits of investing in world securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities. Performance information is available by calling 1-800-321-7854 with respect to Investor Shares and 1-800-621-2192 with respect to Primary Shares.

Yield Calculations

         The current yield quotations for the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of the NFI Money Market Funds are computed by determining the net change, exclusive of capital changes, over a seven-day base period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period. The net change in account value is divided by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (5/7), with the resulting annualized yield figure carried to the nearest 1/100 of 1%. For purposes of calculating current yield, net change in account value reflects: (i) the value of additional shares purchased with dividends from the original shares and dividends declared on both the original shares and any such additional shares, and (ii) all fees (other than non-recurring account charges) that are charged to all shareholder accounts in proportion to the length of the base period and the average account size of the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of the Money Market Funds. The capital changes excluded from the calculation of current yield are realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

         The effective yield quotations for the Primary Shares and Investor Shares of the Money Market Funds are computed by compounding the unannualized seven-day base period return as follows: 1 is added to the base period return and this sum is then raised to a power equal to (5/7), and 1 is then subtracted from the result. Based on the seven-day period ended March 31, 1998, (the "base period"), the current and effective yields of the various shares of the Money Market Funds were as follows:

         The yield of the Primary Shares and Investor Shares of the NFP Funds is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a share of such classes at the end of the period. Yield figures are determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

         Yield = 2[(a-b + 1)6 1]
                      cd

Where:     a    =     dividends and interest earned during the period

           b    =     expenses accrued for the period (net of reimbursements)

           c    =     average daily number of shares outstanding during the
                      period that were entitled to receive dividends

           d    =     maximum offering price per share on the last day of the
                      period

         For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions a Fund paid over the same period or the rate of income reported in the Funds' financial statements.

         Money Market Funds. The "yield" and "effective yield" of Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of each Money Market Fund of NFT are computed separately as described below according to formulas prescribed by the SEC. The standardized seven-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share of the class or series involved at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares; and all fees, other than nonrecurring account or sales charges, that are charged to shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for a class or series of shares in a Fund is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         In addition, the "tax-equivalent yield" of the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of the Tax Exempt Fund is computed by: (a) dividing the portion of the yield that is exempt from Federal income tax by one minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax.

                                 Seven Day Yield


                                                                          Effective                       Tax
                                                                            Yield          Tax         Equivalent
                                            Yield Without   Effective    Without Fee    Equivalent     Yield w/o
                                  Yield      Fee Waivers      Yield        Waivers        Yield         Waivers
                                  -----      ------------     -----        --------       -----         -------
Prime Fund
     Primary A Shares             5.47%         5.42%         5.62%         5.57%          n/a            n/a
     Primary B Shares             5.22%         5.17%         5.36%         5.31%          n/a            n/a
     Investor A Shares            5.12%         5.07%         5.25%         5.20%          n/a            n/a
     Investor B Shares            5.22%         5.17%         5.36%         5.31%          n/a            n/a
     Investor C Shares            5.22%         5.17%         5.36%         5.31%          n/a            n/a
     Daily Shares                 4.97%         4.92%         5.10%         5.05%          n/a            n/a
Treasury Fund
     Primary A Shares             5.42%         5.37%         5.56%         5.51%          n/a            n/a
     Primary B Shares             5.17%         5.12%         5.30%         5.25%          n/a            n/a
     Investor A Shares            5.07%         5.02%         5.19%         5.14%          n/a            n/a
     Investor B Shares            5.17%         5.12%         5.30%         5.25%          n/a            n/a
     Investor C Shares            5.17%         5.12%         5.30%         5.25%          n/a            n/a
     Daily Shares                 4.92%         4.87%         5.04%         4.99%          n/a            n/a


                                             Seven Day Yield For the Year Ended 3/31/98

Tax Equivalent Yields @ 39.6%


                                                                                                                   Tax
                                                                                   Effective                    Equivalent
                                                     Yield                           Yield           Tax          Yield
                                                    Without        Effective        Without      Equivalent      Without
                                      Yield       Fee Waivers        Yield        Fee Waivers       Yield      Fee Waivers
                                      -----       -----------        ------       -----------       ------     ------------
Government Money Market Fund

Primary A Shares                        5.30%         5.01%           5.44%           5.15%          n/a           n/a
Primary B Shares                        5.05%         4.76%           5.18%           4.89%          n/a           n/a
Investor A Shares                       4.95%         4.66%           5.07%           4.78%          n/a           n/a
Investor B Shares                       5.05%         4.76%           5.18%           4.89%          n/a           n/a
Investor C Shares                       5.05%         4.76%           5.18%           4.89%          n/a           n/a
Daily Shares                            4.80%         4.51%           4.92%           4.63%          n/a           n/a

Tax Exempt Fund

Primary A Shares                        3.42%         3.16%           3.48%           3.22%          5.66%          5.23%
Primary B Shares                        3.17%         2.91%           3.22%           2.96%          5.25%          4.82%
Investor A Shares                       3.07%         2.81%           3.12%           2.86%          5.08%          4.65%
Investor B Shares                       3.22%         2.96%           3.27%           3.01%          5.33%          4.90%
Investor C Shares                       3.17%         2.91%           3.22%           2.96%          5.25%          4.82%
Daily Shares                            2.92%         2.66%           2.96%           2.70%          4.83%          4.40%

         Non-Money Market Funds. Yield is calculated separately for the Investor A, Investor C, Investor B, Primary A and Primary B Shares of a Non-Money Market Fund by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Primary A and Primary B Shares, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. For a class or series of shares in a Fund, net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                           Yield = 2 [(a-b+ 1)6 - 1]
                                      ------
                                        cd

Where:                a   =   dividends and interest earned during the period.

                      b   =   expenses accrued for the period (net of
                              reimbursements).

                      c   =   the average daily number of shares outstanding
                              during the period that were entitled to receive dividends.

                      d   =   maximum offering price per share on the last day
                              of the period (again, for Primary A and Primary B
                              Shares, this is equivalent to net asset value per share).

         For the purpose of determining net investment income earned during the period (variable- "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The Municipal Income Fund, Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds calculate interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

         Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Nations Funds to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Primary A and Primary B Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Fund, as reflected in the Fund's prospectus.

         The Funds may provide additional yield calculations in communications (other than advertisements) to the holders of Investor A, Investor C or Investor B Shares. These may be calculated based on the Investor A, Investor C or Investor B Shares' net asset values per share (rather than their maximum offering prices) on the last day of the period covered by the yield computations. That is, some communications provided to the holders of Investor A, Investor C or Investor B Shares may also include additional yield calculations prepared for the holders of Primary A or Primary B Shares. Such additional quotations, therefore, will not reflect the effect of the sales charges mentioned above.

         Investor A Shares Only. Based on the foregoing calculations, the yield, taking into account fee waivers and/or expense reimbursements, and the yield without fee waivers and/or expense reimbursements for the 30-day period ended March 31, 1998 were as follows:


                                           Thirty Day Yield For The Period Ended 3/31/98

                                                                                                    Tax
                                                                                                 Equivalent
                                                                      Yield           Tax          Yield
                                                                     Without      Equivalent      Without
                                                      Yield        Fee Waivers       Yield      Fee Waivers
                                                      -----        -----------      --------    -----------

Short-Intermediate Government Fund
----------------------------------
Primary A Shares                                       5.42%            5.22%         n/a           n/a
Primary B Shares                                       n/a             n/a            n/a           n/a
Investor A Shares                                      5.17%            4.97%         n/a           n/a
Investor B Shares                                      4.57%            4.37%         n/a           n/a
Investor C Shares                                      4.57%            4.37%         n/a           n/a

Short-Term Income Fund
----------------------
Primary A Shares                                       5.09%            4.79%         n/a           n/a
Primary B Shares                                       n/a             n/a            n/a           n/a
Investor A Shares                                      4.83%            4.53%         n/a           n/a
Investor B Shares                                      4.23%            3.93%         n/a           n/a
Investor C Shares                                      4.43%            4.13%         n/a           n/a

Diversified Income Fund
----------------------
Primary A Shares                                       6.43%            6.33%         n/a           n/a
Primary B Shares                                       4.86%            4.76%         n/a           n/a
Investor A Shares                                      6.15%            6.05%         n/a           n/a
Investor B Shares                                      5.56%            5.46%         n/a           n/a
Investor C Shares                                      5.56%            5.46%         n/a           n/a

Strategic Fixed Income Fund
----------------------------
Primary A Shares                                       5.93%            5.82%         n/a           n/a
Primary B Shares                                       n/a             n/a            n/a           n/a
Investor A Shares                                      5.73%            5.62%         n/a           n/a
Investor B Shares                                      5.12%            5.01%         n/a           n/a
Investor C Shares                                      5.22%            5.11%         n/a           n/a

Municipal Income Fund
---------------------
Primary A Shares                                       4.80%            4.56%        7.95%          7.55%
Investor A Shares                                      4.60%            4.36%        7.62%          7.22%
Investor B Shares                                      3.95%            3.71%        6.54%          6.14%
Investor C Shares                                      4.05%            3.81%        6.71%          6.31%

Short-Term Municipal Income Fund
--------------------------------
Primary A Shares                                       4.19%            3.82%        6.94%          6.32%
Investor A Shares                                      3.99%            3.62%        6.61%          5.99%
Investor B Shares                                      3.84%            3.47%        6.36%          5.75%
Investor C Shares                                      3.84%            3.47%        6.36%          5.75%

Intermediate Municipal Bond Fund
--------------------------------
Primary A Shares                                       4.66%            4.42%        7.72%          7.32%
Investor A Shares                                      4.45%            4.21%        7.37%          6.97%
Investor B Shares                                      3.85%            3.61%        6.37%          5.98%
Investor C Shares                                      4.15%            3.91%        6.87%          6.47%

Florida Intermediate Municipal Bond Fund
-----------------------------------------
Primary A Shares                                       4.75%            4.49%        7.86%          7.43%
Investor A Shares                                      4.55%            4.29%        7.53%          7.10%
Investor B Shares                                      3.95%            3.69%        6.54%          6.11%
Investor C Shares                                      3.95%            3.69%        6.54%          6.11%

Georgia Intermediate Municipal Bond Fund
----------------------------------------
Primary A Shares                                       4.61%            4.36%        8.12%          7.68%
Investor A Shares                                      4.41%            4.16%        7.77%          7.33%
Investor B Shares                                      3.81%            3.56%        6.71%          6.27%
Investor C Shares                                      3.81%            3.56%        6.71%          6.27%


                                                                                                    Tax
                                                                                                 Equivalent
                                                                      Yield           Tax          Yield
                                                                     Without      Equivalent      Without
                                                      Yield        Fee Waivers       Yield      Fee Waivers
                                                      -----        -----------      --------    -----------
Maryland Intermediate Municipal Bond Fund
------------------------------------------
Primary A Shares                                       4.54%            4.24%        7.90%          7.38%
Investor A Shares                                      4.34%            4.04%        7.55%          7.03%
Investor B Shares                                      3.74%            3.44%        6.51%          5.99%
Investor C Shares                                      3.74%            3.44%        6.51%          5.99%

North Carolina Intermediate Municipal Bond Fund
-----------------------------------------------
Primary A Shares                                       4.68%            4.42%        8.40%          7.93%
Investor A Shares                                      4.48%            4.22%        8.04%          7.57%
Investor B Shares                                      3.88%            3.62%        6.96%          6.50%
Investor C Shares                                      3.88%            3.62%        6.96%          6.50%

South Carolina Intermediate Municipal Bond Fund
-----------------------------------------------
Primary A Shares                                       4.91%            4.66%        8.74%          8.30%
Investor A Shares                                      4.71%            4.46%        8.38%          7.94%
Investor B Shares                                      4.10%            3.85%        7.30%          6.85%
Investor C Shares                                      4.11%            3.86%        7.32%          6.87%

Tennessee Intermediate Municipal Bond Fund
-------------------------------------------
Primary A Shares                                       4.58%            4.24%        8.07%          7.47%
Investor A Shares                                      4.38%            4.04%        7.71%          7.12%
Investor B Shares                                      3.78%            3.44%        6.66%          6.06%
Investor C Shares                                      3.74%            3.40%        6.59%          5.99%

Texas Intermediate Municipal Bond Fund
--------------------------------------
Primary A Shares                                       4.77%            4.52%        7.90%          7.48%
Investor A Shares                                      4.57%            4.32%        7.57%          7.15%
Investor B Shares                                      3.97%            3.72%        6.57%          6.16%
Investor C Shares                                      3.97%            3.72%        6.57%          6.16%

Virginia Intermediate Municipal Bond Fund
-----------------------------------------
Primary A Shares                                       4.71%            4.47%        8.27%          7.85%
Investor A Shares                                      4.51%            4.27%        7.92%          7.50%
Investor B Shares                                      3.91%            3.67%        6.87%          6.45%
Investor C Shares                                      3.91%            3.67%        6.87%          6.45%

Florida Municipal Bond Fund
--------------------------
Primary A Shares                                       4.84%            4.54%        8.01%          7.52%
Investor A Shares                                      4.63%            4.33%        7.67%          7.17%
Investor B Shares                                      3.98%            3.68%        6.59%          6.09%
Investor C Shares                                      3.98%            3.68%        6.59%          6.09%

Georgia Municipal Bond Fund
---------------------------
Primary A Shares                                       4.71%            4.29%        8.30%          7.56%
Investor A Shares                                      4.52%            4.10%        7.96%          7.22%
Investor B  Shares                                     3.87%            3.45%        6.82%          6.08%
Investor C Shares                                      3.88%            3.46%        6.83%          6.09%

Maryland Municipal Bond Fund
----------------------------
Primary A Shares                                       4.49%            4.02%        7.81%          7.00%
Investor A Shares                                      4.29%            3.82%        7.47%          6.65%
Investor B Shares                                      3.64%            3.17%        6.34%          5.52%
Investor C Shares                                      3.75%            3.28%        6.53%          5.71%

North Carolina Municipal Bond Fund
----------------------------------
Primary A Shares                                       4.68%            4.35%        8.40%          7.81%
Investor A Shares                                      4.48%            4.15%        8.04%          7.45%
Investor B Shares                                      3.83%            3.50%        6.87%          6.28%
Investor C Shares                                      3.84%            3.51%        6.89%         6.30%

South Carolina Municipal Bond Fund
------------------------------------
Primary A Shares                                       4.71%            4.32%        8.38%          7.69%
Investor A Shares                                      4.51%            4.12%        8.03%          7.33%

                                                                                                    Tax
                                                                                                 Equivalent
                                                                      Yield           Tax          Yield
                                                                     Without      Equivalent      Without
                                                      Yield        Fee Waivers       Yield      Fee Waivers
                                                      -----        -----------      --------    -----------
Investor B Shares                                      3.86%            3.47%        6.87%          6.18%
Investor C Shares                                      3.86%            3.47%        6.87%          6.18%

Tennessee Municipal Bond Fund
------------------------------
Primary A Shares                                       4.65%            4.05%        8.19%          7.13%
Investor A Shares                                      4.45%            3.85%        7.84%          6.78%
Investor B Shares                                      3.80%            3.20%        6.69%          5.64%
Investor C Shares                                      3.79%            3.19%        6.68%          5.62%

Texas Municipal Bond Fund
--------------------------
Primary A Shares                                       4.75%            4.28%        7.86%          7.09%
Investor A Shares                                      4.55%            4.08%        7.53%          6.75%
Investor B Shares                                      3.90%            3.43%        6.46%          5.68%
Investor C Shares                                      3.89%            3.42%        6.44%          5.66%

Virginia Municipal Bond Fund
----------------------------
Primary A Shares                                       4.77%            4.40%        8.38%          7.73%
Investor A Shares                                      4.57%            4.20%        8.03%          7.38%
Investor B Shares                                      3.90%            3.53%        6.85%          6.20%
Investor C Shares                                      3.86%            3.49%        6.78%          6.13%


The "tax-equivalent" yield is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by (b) one minus
(i) a stated Federal income tax rate, and, for the State Intermediate Municipal Bond Funds, (ii) a state income tax rate multiplied by one minus the stated Federal income tax rate. The Federal income tax rate used in calculating the "tax-equivalent" yield 39.6%. The state income tax rate used in calculating the "tax-equivalent" yield of the State Intermediate Municipal Bond Funds is as follows: Florida --0%;; Georgia --6%; Maryland --4.875%; North Carolina --7.75%; South Carolina --7%; Tennessee 6%; Texas --0%; and Virginia --5.75%.

         Hypothetical examples showing the level of taxable yield needed to produce on after-tax equivalent to an assumed tax-free yield may be provided to shareholders. Provided below are such illustrations:

         For the Georgia Intermediate Municipal Bond Fund and Georgia Municipal Bond Fund:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Single Return                   $25,351-$61,400              $61,401-$128,100             $128,101-$278,450
------------------------------- ---------------------------- ---------------------------- ----------------------------
Joint Return                    $42,351-$102,300             $102,301-$155,950            $155,951-$278,450
------------------------------- ---------------------------- ---------------------------- ----------------------------

To match a
 tax-free
yield of:                                    A taxable investment would have to pay you:

------------------------------- ---------------------------- ---------------------------- ----------------------------
     4%                              5.91%                        6.17%                        6.65%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     5%                              7.39%                        7.71%                        8.31%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     6%                              8.87%                        9.25%                        9.97%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     7%                              10.34%                       10.79%                       11.64%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     8%                              11.82%                       12.33%                       13.30%
------------------------------- ---------------------------- ---------------------------- ----------------------------

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1998 Federal (28%, 31%, 36%) and Georgia (6%) tax rates and assume a Federal tax benefit for the state and local taxes. Note the highest 1998 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal tax rate applied to taxable income in excess of $278,450.



         For the Maryland Intermediate Municipal Bond Fund and Maryland Municipal Bond Fund:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Single Return                   $25,351-$61,400              $61,401-$128,100             $128,101-$278,450
------------------------------- ---------------------------- ---------------------------- ----------------------------
Joint Return                    $42,351-$102,300             $102,301-$155,950            $155,951-$278,450
------------------------------- ---------------------------- ---------------------------- ----------------------------

To match a
tax-free
yield of:                           A taxable investment would have to pay you:

------------------------------- ---------------------------- ---------------------------- ----------------------------
     4%                                6.00%                        6.26%                        6.75%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     5%                                7.50%                        7.82%                        8.43%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     6%                                9.00%                        9.39%                      10.12%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     7%                              10.50%                       10.95%                       11.81%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     8%                              12.00%                       12.52%                       13.50%
------------------------------- ---------------------------- ---------------------------- ----------------------------

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1998 Federal (28%, 31%, 36%), Maryland (4.875%) and local county (which, for purposes of the above table is approximately 2.5%) tax rates and assume a Federal tax benefit for the state and local taxes. Note the highest 1998 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal tax rate applied to taxable income in excess of $278,450.

         For the North Carolina Intermediate Municipal Bond Fund and North Carolina Municipal Bond Fund:

------------------- ------------------- ------------------ --------------------- -------------------
                    $25,351-$60,000     $60,001-$61,400    $61,401-$128,100      $128,101-$278,450
Single Return       (28%, 7%)           (28%, 7.75%)       (31%, 7.75%)          (36%, 7.75%)
------------------- ------------------- ------------------ --------------------- -------------------
                    $42,351-$100,000    $100,001-$102,300   $102,301-$155,950    $155,951-$278,450
Joint Return        (28%, 7%)           (28%,7.75%)            (31%, 7.75%)      (36%, 7.75%)
------------------- ------------------- ------------------ --------------------- -------------------

To match a
tax-free
yield of:                  A taxable investment would have to pay you:

--------------------- ------------------ ------------------ ------------------ -------------------
       4%                   5.97%             60.22%               6.28%              6.78%
--------------------- ------------------ ------------------ ------------------ -------------------
       5%                   7.47%              7.53%              7.86%               8.42%
--------------------- ------------------ ------------------ ------------------ -------------------
       6%                   8.96%              9.03%              9.43%              10.16%
--------------------- ------------------ ------------------ ------------------ -------------------
       7%                  10.45%             10.54%             11.00%              11.86%
--------------------- ------------------ ------------------ ------------------ -------------------
       8%                  11.95%             12.04%             12.57%              13.55%
--------------------- ------------------ ------------------ ------------------ -------------------

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1998 Federal (28%, 31% 36%) and North Carolina (7%, 7.75%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1998 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal tax rate imposed on taxable income in excess of $278,450.

For the South Carolina Intermediate Municipal Bond Fund and South Carolina Municipal Bond Fund:

------------------- ------------------- ------------------ --------------------
                    $25,351-$61,400     $61,401-$128,100   $128,101-$278,450(36%,
Single Return       (28%, 7%)           (31%, 7%)          7%)
------------------- ------------------- ------------------ --------------------
                    $42,351-$102,300     $102,301-$155,950   $155,951-$278,450
Joint Return        (28%, 7%)                (31%, 7%)       (36%, 7%)
------------------- ------------------- -------------------- --------------------

To match a
tax-free
yield of:                  A taxable investment would have to pay you:

--------------------- ------------------ ------------------ ------------------
       4%                   5.97%              6.23%               6.72%
--------------------- ------------------ ------------------ ------------------
       5%                   7.43%              7.79%               8.40%
--------------------- ------------------ ------------------ ------------------
       6%                   8.96%              9.35%              10.08%
--------------------- ------------------ ------------------ ------------------
       7%                  10.45%             10.91%              11.76%
--------------------- ------------------ ------------------ ------------------
       8%                  11.95%             12.47%              13.44%
--------------------- ------------------ ------------------ ------------------


The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1998 Federal (28%, 31%, 36%) and South Carolina (7%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1998 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal tax rate imposed on taxable income in excess of $278,450.

For the Tennessee Intermediate Municipal Bond Fund and Tennessee Municipal Bond Fund:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Single Return                   $25,351-$61,400              $61,401-$128,100             $128,101-$278,450
------------------------------- ---------------------------- ---------------------------- ----------------------------
Joint Return                    $42,351-$102,300             $102,301-$155,950            $155,951-$278,450
------------------------------- ---------------------------- ---------------------------- ----------------------------

To match a
tax-free
yield of:                  A taxable investment would have to pay you:

------------------------------- ---------------------------- ---------------------------- ----------------------------
     4%                              5.91%                        6.17%                        6.65%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     5%                              7.39%                        7.71%                        8.31%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     6%                              8.87%                        9.25%                        9.97%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     7%                              10.34%                       10.79%                       11.64%
------------------------------- ---------------------------- ---------------------------- ----------------------------
     8%                              11.82%                       12.33%                       13.30%
------------------------------- ---------------------------- ---------------------------- ----------------------------

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1998 Federal (28%, 31%, 36%) and Tennessee (6%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1998 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal tax rate imposed on taxable income in excess of $278,450.

For the Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Single Return                   $25,351-$61,400              $61,401-128,100              $128,101-$278,450
------------------------------- ---------------------------- ---------------------------- ----------------------------
Joint Return                    $42,351-$102,300             $102,301-$155,950            $155,951-$278,450
------------------------------- ---------------------------- ---------------------------- ----------------------------

To match a
tax-free
yield of:                  A taxable investment would have to pay you:

--------------------- ------------------ ------------------ ------------------
       4%                   5.89%              6.15%               6.63%

--------------------- ------------------ ------------------ ------------------
       5%                   7.37%              7.69%               8.29%
--------------------- ------------------ ------------------ ------------------
       6%                   8.84%              9.23%              9.95%
--------------------- ------------------ ------------------ ------------------
       7%                  10.32%             10.76%              11.60%
--------------------- ------------------ ------------------ ------------------
       8%                  11.79%             12.30%              13.26%
--------------------- ------------------ ------------------ ------------------


The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1998 Federal (28%, 31%, 36%) and Virginia (5.75%) tax rates and assume a Federal tax benefit for the state and local taxes. Note that the highest 1998 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal tax rate imposed on taxable income in excess of $271,050.

For the Municipal Income Fund, Short-Term Municipal Income Fund, the Intermediate Municipal Bond Fund, the Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, the Texas Intermediate Municipal Bond Fund and Texas Municipal Bond Fund:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Single Return                   $25,351-$61,400              $61,401-$128,100             $128,101-$278,450
------------------------------- ---------------------------- ---------------------------- ----------------------------
Joint Return                    $42,352-$102,300             $102,301-$155,950            $155,951-$278,450
------------------------------- ---------------------------- ---------------------------- ----------------------------

To match a
tax-free
yield of:                  A taxable investment would have to pay you:

--------------------- ------------------ ------------------ ------------------
       4%                   5.56%              5.80%               6.25%
--------------------- ------------------ ------------------ ------------------
       5%                   6.94%              7.25%               7.81%
--------------------- ------------------ ------------------ ------------------

       6%                   8.33%              8.70%               9.38%
--------------------- ------------------ ------------------ ------------------
       7%                   9.72%             10.14%              10.94%
--------------------- ------------------ ------------------ ------------------
       8%                  11.11%             11.59%              12.50%
--------------------- ------------------ ------------------ ------------------

The tax-free yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yield. A fund's yield fluctuates as market conditions change. The tax brackets and the related yield calculations are based on the 1998 Federal (28%, 31%, 36%) tax rates. This analysis does not take into account any state or local taxes imposed, although, with respect to the Florida Intermediate Municipal Bond Fund, the Florida Municipal Bond Fund, the Texas Intermediate Municipal Bond Fund and the Texas Municipal Bond Fund, neither Florida nor Texas impose a personal income tax. Note that the highest 1998 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 39.6% Federal tax rate imposed on taxable income in excess of $278,450.

         There can be no assurance that all of a yield quoted by one of these Funds will be tax-free since these Funds may invest in short-term taxable obligations for temporary defensive periods as described in the Prospectuses. Also, the above hypothetical examples are for illustration only. Tax laws and regulations may be changed at any time by legislative or administrative actions and such changes may make the information contained in such examples obsolete.

                                                Thirty Day Yield

                                                            Yield Without Fee
     Government Securities Fund           Yield                  Waivers
                                          -----                  --------
          Primary A Shares                5.42%                   5.28%
          Primary B Shares                 n/a                     n/a
          Investor A Shares               5.17%                   5.03%
          Investor B Shares               4.57%                   4.43%
          Investor C Shares               4.57%                   4.43%

         During the period for which certain yield quotations are given above, Bank of America and the Administrator voluntarily waived fees or reimbursed certain expenses of such shares, thereby increasing yield figures. Such waivers or expense reimbursements may be discontinued at any time.

Total Return Calculations
         Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Non-Money Market Fund. The Non-Money Market Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                                    P(1 + T)n = ERV

Where:            P =      a hypothetical initial payment of $1,000

                  T =      average annual total return
                  n    =   number of years

                  ERV  =   ending redeemable value at the end of the period of
                           a hypothetical $1,000 payment made at the beginning of such period.

         This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

         The following figures, for the period ended March 31, 1998, reflect the deduction of sales charges, if any, that would have been deducted from a sale of shares.

                                       Inception Through       Inception Through
                                    3/31/98 Without Sales      3/31/98 Including
      Average Annual Total Returns          Charges              Sales Charges
      ---------------------------           -------              -------------
      Emerging Markets Fund
          Primary A. Shares                 -6.39%                   2.97%
          Primary B Shares                  -6.80%                   0.02%
          Investor A Shares                 -6.60%                   2.74%
          Investor B Shares                 -11.89%                  0.91%
          Investor C Shares                 -7.17%                   2.19%

      Pacific Growth Fund

          Primary A Shares                  -28.35%                 -9.86%
          Primary B Shares                  -28.77%                 -17.22%
          Investor A Shares                 -28.59%                 -10.12%
          Investor B Shares                 -32.57%                 -11.72%
          Investor C Shares                 -28.91%                 -10.53%

      Global Government Income Fund

          Primary A Shares                   3.38%                   4.61%
          Primary B Shares                   3.20%                   2.92%
          Investor A Shares                  3.12%                   4.35%
          Investor B Shares                 -2.50%                   2.62%
          Investor C Shares                  2.63%                   3.92%



         The Primary Shares and Investor Shares of the Funds may also quote their distribution rates, which express the historical amount of income dividends paid to their shareholders during a one-month (in the case of the Global Government Income Fund) or a three-month (in the case of the Emerging Markets Fund and Pacific Growth Fund) period as a percentage of the maximum offering price per share on the last day of such period.

         The performance figures of the Funds as described above will vary from time to time depending upon market and economic conditions, the composition of their portfolios and operating expenses. These factors should be considered when comparing the performance figures of the Funds with those of other investment companies and investment vehicles.

         Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Funds may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund.

                                          Average Annual Total Return
                                          -----------------------------
                                                                                  5 Year Period Ended
                                                       One Year                  3/31/98 or Inception
                                                 Period Ended 3/31/98               through 3/31/98
                                                 ----------------------           -----------------
      Equity Income Fund
           Primary A Shares                           37.21%                           17.82%
           Primary B                                  36.36%                           26.74%
           Investor A                                 36.92%                           17.53%
           Investor B                                 36.02%                           17.66%
           Investor C                                 36.28%                           16.85%

      International Equity Fund

           Primary A                                  16.06%                           10.68%
              Primary B                               15.09%                            7.93%
           Investor A                                 15.77%                           10.41%
           Investor B                                 14.93%                            8.77%
           Investor C                                 15.05%                            9.69%

      Government Securities Fund

           Primary A                                  11.65%                            5.22%
           Primary B                                  11.23%                            7.93%
           Investor A                                 11.37%                            5.00%
           Investor B                                 10.78%                            4.45%
           Investor C                                 10.84%                            4.50%



                                                    Average Annual Total Return
                                                    ----------------------------
                                                                                                 10 Year
                                                                 One                           Period Ended
                                                                Year                             3/31/98 or
                                                               Period            5-year         Inception
                                                                Ended        period ending       through
                                                               3/31/98          3/31/98          3/31/98
                                                               --------         --------         ----------
         Value Fund
                Primary A Shares                                 38.53%           20.29%           16.64%
                Primary B Shares                                 38.09%           28.98%          n/a
                Investor A Shares                                38.22%           20.03%           16.86%
                Investor B Shares                                32.29%           19.85%          n/a
                Investor C Shares                                37.55%           19.35%           19.02%

         Capital Growth Fund
                Primary A Shares                                 53.89%           19.35%           19.47%
                Primary B Shares                                 52.99%           32.46%          n/a
                Investor A Shares                                53.83%           19.11%           19.23%
                Investor B Shares                                47.52%           19.63%          n/a
                Investor C Shares                                53.02%           18.41%           18.51%

         Emerging Growth Fund
                Primary A Shares                                 45.09%           19.30%           17.92%
                Primary B Shares                                 44.33%           18.40%          n/a


                                                                                                 10 Year
                                                                 One                           Period Ended
                                                                Year                             3/31/98 or
                                                               Period            5-year         Inception
                                                                Ended        period ending       through
                                                               3/31/98          3/31/98          3/31/98
                                                               --------         --------         ----------
                Investor A Shares                                44.86%           19.04%           18.00%
                Investor B Shares                                38.64%           18.88%          n/a
                Investor C Shares                                43.80%           18.31%           17.31%

         Managed Index Fund
                Primary A Shares                                 47.54%           41.04%          n/a
                Primary B Shares                                 46.88%           40.66%          n/a
                Investor A Shares                                47.21%           40.78%          n/a
                Investor C Shares                                46.71%           40.48%          n/a

         Managed SmallCap Index Fund
                Primary A Shares                                 47.71%           29.41%          n/a
                Primary B Shares                                 47.04%           28.88%          n/a
                Investor A Shares                                47.35%           29.06%          n/a
                Investor C Shares                                47.10%           28.96%          n/a

         Managed Value Index Fund
                Primary A Shares                                n/a               13.78%          n/a
                Primary B Shares                                n/a              n/a              n/a

                Investor A Shares                               n/a               13.68%          n/a
                Investor C Shares                               n/a               13.69%          n/a

         Managed SmallCap Value Index Fund
                Primary A Shares                                n/a               14.88%          n/a
                Primary B Shares                                n/a               n/a             n/a

                Investor A Shares                               n/a               14.79%          n/a
                Investor C Shares                               n/a               14.71%          n/a

         Disciplined Equity Fund
                Primary A Shares                                 48.65%           21.56%           27.15%
                Primary B Shares                                 48.44%           33.67%          n/a
                Investor A Shares                                48.28%           21.37%          n/a
                Investor B Shares                                42.14%           23.88%          n/a
                Investor C Shares                                47.38%           29.66%          n/a
         Equity Index Fund

                Primary A Shares                                 47.38%           24.74%          n/a
                Primary B Shares                                 46.75%           34.01%          n/a
                Investor A Shares                                46.58%           31.44%          n/a

         Balanced Assets Fund
                Primary A Shares                                 30.35%           14.38%           14.62%
                Primary B Shares                                 29.90%           21.95%          n/a
                Investor A Shares                                30.13%           14.13%           14.37%
                Investor B Shares                                24.35%           13.96%          n/a
                Investor C Shares                                29.43%           13.45%           13.67%

         Short-Intermediate Government Fund
                Primary A Shares                                  9.11%           5.08%             6.66%


                                                                                                 10 Year
                                                                 One                           Period Ended
                                                                Year                             3/31/98 or
                                                               Period            5-year         Inception
                                                                Ended        period ending       through
                                                               3/31/98          3/31/98          3/31/98
                                                               --------         --------         ----------

                Primary B Shares                                  8.74%           6.85%           n/a
                Investor A Shares                                 8.89%           4.87%             6.50%
                Investor B Shares                                 4.35%           4.15%           n/a
                Investor C Shares                                 8.45%           4.48%             5.03%
         Short-Term Income Fund
                Primary A Shares                                  6.89%           5.45%             5.45%
                Primary B Shares                                  6.58%           6.00%           n/a
                Investor A Shares                                 6.67%           5.26%             5.20%
                Investor B Shares                                 6.51%           5.16%           n/a
                Investor C Shares                                 6.51%           5.04%             5.01%
         Diversified Income Fund
                Primary A Shares                                 11.07%           7.63%             8.73%
                Primary B Shares                                 10.29%           8.26%           n/a
                Investor A Shares                                10.80%           7.41%             8.46%
                Investor B Shares                                 5.18%           6.35%           n/a
                Investor C Shares                                10.27%           6.92%             8.10%
         Strategic Fixed Income Fund
                Primary A Shares                                 10.53%           6.07%             6.80%
                Primary B Shares                                 10.12%           7.64%           n/a
                Investor A Shares                                10.30%           5.87%             6.59%
                Investor B Shares                                 5.73%           5.01%           n/a
                Investor C Shares                                 9.87%           5.46%             6.22%
         Municipal Income Fund
                Primary A Shares                                 11.12%           6.97%             8.11%
                Investor A Shares                                10.89%           6.74%             7.95%
                Investor B Shares                                 5.23%           5.54%           n/a
                Investor C Shares                                10.37%           6.23%             6.92%

         Short-Term Municipal Income Fund
                Primary A Shares                                  5.33%           4.38%           n/a
                Investor A Shares                                 5.12%           4.25%           n/a
                Investor B Shares                                 4.96%           4.02%           n/a
                Investor C Shares                                 4.99%           4.64%           n/a

         Intermediate Municipal Bond Fund
                Primary A Shares                                  8.20%           5.55%           n/a
                Investor A Shares                                 7.99%           5.14%           n/a
                Investor B Shares                                 3.50%           4.37%           n/a
                Investor C Shares                                 7.62%           7.45%           n/a

         Florida Intermediate Municipal Bond Fund
                Primary A Shares                                  8.55%           5.78%             6.18%
                Investor A Shares                                 8.34%           5.58%             6.00%
                Investor B Shares                                 3.80%           4.73%           n/a
                Investor C Shares                                 7.80%           5.16%             5.58%

         Georgia Intermediate Municipal Bond Fund


                                                                                                 10 Year
                                                                 One                           Period Ended
                                                                Year                             3/31/98 or
                                                               Period            5-year         Inception
                                                                Ended        period ending       through
                                                               3/31/98          3/31/98          3/31/98
                                                               --------         --------         ----------
                Primary A Shares                                  8.45%           5.59%             6.54%
                Investor A Shares                                 8.24%           5.39%             6.41%
                Investor B Shares                                 3.70%           4.59%             n/a
                Investor C Shares                                 7.70%           5.00%             5.73%

         Maryland Intermediate Municipal Bond Fund
                Primary A Shares                                  7.83%           5.33%             6.73%
                Investor A Shares                                 7.61%           5.11%             6.58%
                Investor B Shares                                 3.07%           4.31%           n/a
                Investor C Shares                                 7.07%           4.69%             5.22%

         North Carolina Intermediate Municipal Bond Fund
                Primary A Shares                                  8.39%           5.62%             6.02%
                Investor A Shares                                 8.17%           5.42%             5.81%
                Investor B Shares                                 3.64%           4.59%           n/a
                Investor C Shares                                 7.64%           4.98%             5.41%

         South Carolina Intermediate Municipal Bond Fund
                Primary A Shares                                  7.88%           5.68%             6.30%
                Investor A Shares                                 7.67%           5.48%             6.22%
                Investor B Shares                                 3.13%           4.68%           n/a
                Investor C Shares                                 7.13%           5.06%             5.63%

         Tennessee Intermediate Municipal Bond Fund
                Primary A Shares                                  7.99%           5.40%           n/a
                Investor A Shares                                 7.77%           5.30%           n/a
                Investor B Shares                                 3.24%           4.55%           n/a
                Investor C Shares                                 7.29%           7.34%           n/a

         Texas Intermediate Municipal Bond Fund
                Primary A Shares                                  8.09%           5.37%             5.71%
                Investor A Shares                                 7.87%           5.16%             5.20%
                Investor B Shares                                 3.34%           4.30%           n/a
                Investor C Shares                                 7.34%           7.07%           n/a

         Virginia Intermediate Municipal Bond Fund
                Primary A Shares                                  8.12%           5.38%             6.52%
                Investor A Shares                                 7.91%           5.17%             6.37%
                Investor B Shares                                 3.37%           4.32%           n/a
                Investor C Shares                                 7.37%           4.77%             5.27%

         Florida Municipal Bond Fund
                Primary A Shares                                 10.60%           5.50%           n/a
                Investor A Shares                                10.38%           5.15%           n/a
                Investor B Shares                                 4.71%           4.12%           n/a
                Investor C Shares                                 9.83%           9.78%           n/a

         Georgia Municipal Bond Fund
                Primary A Shares                                 10.43%           5.27%           n/a
                Investor A Shares                                10.22%           5.12%           n/a

                                                                                                 10 Year
                                                                 One                           Period Ended
                                                                Year                             3/31/98 or
                                                               Period            5-year         Inception
                                                                Ended        period ending       through
                                                               3/31/98          3/31/98          3/31/98
                                                               --------         --------         ----------
                Investor B Shares                                 4.54%           4.12%           n/a
                Investor C Shares                                 9.64%           9.82%           n/a

         Maryland Municipal Bond Fund
                Primary A Shares                                 10.62%           8.40%           n/a
                Investor A Shares                                10.40%           5.30%           n/a
                Investor B Shares                                 4.72%           3.81%           n/a
                Investor C Shares                                 9.88%           9.50%           n/a

         North Carolina Municipal Bond Fund
                Primary A Shares                                 10.86%           5.16%           n/a
                Investor A Shares                                10.64%           5.18%           n/a
                Investor B Shares                                 4.96%           4.10%           n/a
                Investor C Shares                                10.07%           9.82%           n/a

         South Carolina Municipal Bond Fund
                Primary A Shares                                 10.04%           5.92%           n/a
                Investor A Shares                                 9.82%           6.06%           n/a
                Investor B Shares                                 4.15%           4.74%           n/a
                Investor C Shares                                 9.29%           9.64%           n/a

         Tennessee Municipal Bond Fund
                Primary A Shares                                 10.45%           6.93%           n/a
                Investor A Shares                                10.23%           5.89%           n/a
                Investor B Shares                                 4.56%           4.60%           n/a
                Investor C Shares                                 9.65%           9.85%           n/a

         Texas Municipal Bond Fund
                Primary A Shares                                 11.12%           5.39%           n/a
                Investor A Shares                                10.90%           5.40%           n/a
                Investor B Shares                                 5.23%           4.20%           n/a
                Investor C Shares                                10.31%           9.91%           n/a

         Virginia Municipal Bond Fund
                Primary A Shares                                 11.11%           5.26%          n/a
                Investor A Shares                                10.88%           5.44%          n/a
                Investor B Shares                                 5.21%           4.05%          n/a
                Investor C Shares                                10.31%          10.02%          n/a



                                                   Aggregate Annual Total Return

                                                                                     5-Year
                                                                  5-Year period      period       Inception      Inception
                                          FYE           FYE           ending         ending        through        through
                                        3/31/98       3/31/98        3/31/98        3/31/98        3/31/98        3/31/98
                                        Without      Including       Without       Including       Without       Including
                                         Sales         Sales          Sales          Sales          Sales          Sales
                                        Charges       Charges        Charges        Charges        Charges        Charges
                                        -------       -------        -------        -------        -------        -------
Value Fund

   Primary A Shares                       38.53%       n/a           151.82%         n/a           271.65%        n/a

                                      148

   Primary B Shares                       38.09%       n/a            56.33%         n/a           n/a            n/a
   Investor A Shares                      38.22%       n/a           149.14%         n/a           265.53%        n/a
   Investor B Shares                      37.29%        32.29%       141.05%         139.05%       n/a            n/a
   Investor C Shares                      37.55%       n/a           142.16%         n/a           173.87%        n/a

Capital Growth Fund
   Primary A Shares                       53.89%       n/a           142.20%         n/a           165.98%        n/a
   Primary B Shares                       52.99%       n/a            63.81%         n/a           n/a            n/a
   Investor A Shares                      53.83%       n/a           139.73%         n/a           162.83%        n/a

   Investor B Shares                      52.52%        47.52%       138.98%         136.98%       n/a            n/a
   Investor C Shares                      53.02%       n/a           132.79%         n/a           154.26%        n/a

Emerging Growth Fund
   Primary A Shares                       45.09%       n/a           141.68%         n/a           140.47%        n/a
   Primary B Shares                       44.33%       n/a            34.52%         n/a           n/a            n/a
   Investor A Shares                      44.86%       n/a           139.05%         n/a           140.63%        n/a
   Investor B Shares                      43.64%        38.64%       131.95%         129.95%       n/a            n/a
   Investor C Shares                      43.80%       n/a           131.82%         n/a           132.52%        n/a

Managed Index Fund
  Primary A Shares                       n/a           n/a            47.54%         n/a            77.38%        n/a
  Primary B Shares                       n/a           n/a            46.88%         n/a            76.58%        n/a
  Investor A Shares                      n/a           n/a            47.21%         n/a            76.84%        n/a
  Investor C Shares                      n/a           n/a            46.71%         n/a            76.21%        n/a

Managed SmallCap Index Fund
  Primary A Shares                       n/a           n/a            47.71%         n/a            45.69%        n/a
  Primary B Shares                       n/a           n/a            47.04%         n/a            44.82%        n/a
  Investor A Shares                      n/a           n/a            47.35%         n/a            45.12%        n/a
  Investor C Shares                      n/a           n/a            47.10%         n/a            44.96%        n/a

Managed Value Index Fund
  Primary A Shares                       n/a           n/a            13.78%         n/a           n/a            n/a
  Primary B Shares                       n/a           n/a           n/a             n/a           n/a            n/a
  Investor A Shares                      n/a           n/a            13.68%         n/a           n/a            n/a
  Investor C Shares                      n/a           n/a            13.78%         n/a           n/a            n/a

Managed SmallCap Value Index Fund
  Primary A Shares                       n/a           n/a            14.88%         n/a           n/a            n/a
  Primary B Shares                       n/a           n/a           n/a             n/a           n/a            n/a
  Investor A Shares                      n/a           n/a            14.79%         n/a           n/a            n/a
  Investor C Shares                      n/a           n/a            14.71%         n/a           n/a            n/a

Disciplined Equity Fund
   Primary A Shares                       48.65%       n/a           165.46%         n/a           274.43%        n/a
   Primary B Shares                       48.44%       n/a            66.45%         n/a           n/a            n/a
   Investor A Shares                      48.28%       n/a           147.57%         n/a           n/a            n/a
   Investor B Shares                      47.14%        42.14%       130.69%         127.69%       n/a            n/a
   Investor C Shares                      47.38%       n/a           111.83%         n/a           n/a            n/a

Equity Index Fund
   Primary A Shares                      n/a           n/a            47.38%         n/a           158.29%        n/a
   Primary B Shares                      n/a           n/a            46.75%         n/a            67.19%        n/a
  Investor A Shares                      n/a           n/a            46.58%         n/a            96.62%        n/a

Balanced Assets Funds
   Primary A Shares                       30.35%       n/a            95.79%         n/a           111.80%        n/a
   Primary B Shares                       29.90%       n/a            41.67%         n/a           n/a            n/a
   Investor A Shares                      30.13%       n/a            93.66%         n/a           109.15%        n/a
   Investor B Shares                      29.35%        24.35%        89.55%          87.55%       n/a            n/a
   Investor C Shares                      29.43%       n/a            87.94%         n/a           102.19%        n/a

Short-Intermediate Government Fund
   Primary A Shares                        9.11%       n/a            28.10%         n/a            53.69%        n/a

                                      149

   Primary B Shares                        8.74%       n/a            12.33%         n/a           n/a            n/a
   Investor A Shares                       8.89%       n/a            26.86%         n/a            52.00%        n/a
   Investor B Shares                       8.35%         4.35%        23.56%          23.56%       n/a            n/a
   Investor C Shares                       8.45%       n/a            24.48%         n/a            32.85%        n/a

Short-Term Income Fund
   Primary A Shares                        6.89%       n/a            33.86%         n/a           n/a            n/a
   Primary B Shares                        6.58%       n/a             9.33%         n/a           n/a            n/a
   Investor A Shares                       6.67%       n/a            32.10%         n/a           n/a            n/a
   Investor B Shares                       6.51%       n/a            27.41%         n/a           n/a            n/a
   Investor C. Shares                      6.51%       n/a            30.80%         n/a           n/a            n/a

Diversified Income Fund
   Primary A Shares                       11.07%       n/a            44.45%         n/a            57.37%        n/a
   Primary B Shares                       10.29%       n/a            14.95%         n/a           n/a            n/a
   Investor A Shares                      10.80%       n/a            42.94%         n/a            54.36%        n/a
   Investor B Shares                      10.18%         5.18%        36.49%          35.50%       n/a            n/a
   Investor C Shares                      10.27%       n/a            39.74%         n/a            52.22%        n/a

Strategic Fixed Income Fund
   Primary A Shares                       10.53%       n/a            34.27%         n/a            42.81%        n/a
   Primary B Shares                       10.12%       n/a            12.64%         n/a           n/a            n/a
   Investor A Shares                      10.30%       n/a            32.99%         n/a            40.84%        n/a
   Investor B Shares                       9.73%         5.73%        28.47%          28.47%       n/a            n/a
   Investor C Shares                       9.87%       n/a            30.47%         n/a            38.27%        n/a

Municipal Income Fund
   Primary A Shares                       11.12%       n/a            40.04%         n/a            74.82%        n/a
   Investor A Shares                      10.89%       n/a            38.59%         n/a            72.94%        n/a
   Investor B Shares                      10.23%         5.23%        31.65%          30.65%       n/a            n/a
   Investor C Shares                      10.37%       n/a            35.28%         n/a            47.31%        n/a

Short-Term Municipal Income Fund
   Primary A Shares                        5.33%       n/a            21.16%         n/a           n/a            n/a
   Investor A Shares                       5.12%       n/a            20.17%         n/a           n/a            n/a
   Investor B Shares                       4.96%       n/a            19.25%         n/a           n/a            n/a
   Investor C Shares                       4.99%       n/a            19.16%         n/a           n/a            n/a

Intermediate Municipal Bond Fund
   Primary A Shares                        8.20%       n/a            28.66%         n/a           n/a            n/a
   Investor A Shares                       7.99%       n/a            26.04%         n/a           n/a            n/a
   Investor B Shares                       7.50%         3.50%        22.34%          22.34%       n/a            n/a
   Investor C Shares                       7.62%       n/a            27.77%         n/a           n/a            n/a

Florida Intermediate Municipal Bond
Fund
   Primary A Shares                        8.55%       n/a            32.45%         n/a            37.41%        n/a
   Investor A Shares                       8.34%       n/a            31.19%         n/a            36.17%        n/a
   Investor B Shares                       7.80%         3.80%        26.89%          26.89%       n/a            n/a
   Investor C Shares                       7.80%       n/a            28.61%         n/a            33.24%        n/a

Georgia Intermediate Municipal Bond
Fund
   Primary A Shares                        8.45%       n/a            31.27%         n/a            46.97%        n/a
   Investor A Shares                       8.24%       n/a            30.03%         n/a            44.35%        n/a
   Investor B Shares                       7.70%         3.70%        26.09%          26.09%       n/a            n/a
   Investor C Shares                       7.70%       n/a            27.60%         n/a            38.05%        n/a

Maryland Intermediate Municipal
Bond Fund
   Primary A Shares                        7.83%       n/a            29.62%         n/a            63.86%        n/a
   Investor A Shares                       7.61%       n/a            28.29%         n/a            62.11%        n/a
   Investor B Shares                       7.07%         3.07%        24.49%          24.49%       n/a            n/a
   Investor C Shares                       7.07%       n/a            25.73%         n/a            34.20%        n/a

North Carolina Intermediate
Municipal Bond Fund

                                      150

   Primary A Shares                        8.39%       n/a            31.45%         n/a            36.36%        n/a
   Investor A Shares                       8.17%       n/a            30.21%         n/a            34.87%        n/a
   Investor B Shares                       7.64%         3.64%        26.10%          26.10%       n/a            n/a
   Investor C Shares                       7.64%       n/a            27.53%         n/a            32.14%        n/a

South Carolina Intermediate
Municipal Bond Fund
   Primary A Shares                        7.88%       n/a            31.79%         n/a            46.34%        n/a
   Investor A Shares                       7.67%       n/a            30.57%         n/a            42.76%        n/a
   Investor B Shares                       7.13%         3.13%        26.60%          26.60%       n/a            n/a
   Investor C Shares                       7.13%       n/a            27.99%         n/a            37.31%        n/a

Tennessee Intermediate Municipal
Bond Fund
   Primary A Shares                        7.99%       n/a            29.81%         n/a           n/a            n/a
   Investor A Shares                       7.77%       n/a            29.45%         n/a           n/a            n/a
   Investor B Shares                       7.24%         3.24%        25.85%          25.85%       n/a            n/a
   Investor C Shares                       7.29%       n/a            27.29%         n/a           n/a            n/a

Texas Intermediate Municipal Bond
Fund
  Primary A Shares                         8.09%       n/a            29.87%         n/a            33.58%        n/a
   Investor A Shares                       7.87%       n/a            28.63%         n/a            29.89%        n/a
   Investor B Shares                       7.34%         3.34%        24.28%          24.28%       n/a            n/a
   Investor C Shares                       7.34%       n/a            26.23%         n/a           n/a            n/a

Virginia Intermediate Municipal
Bond Fund
   Primary A Shares                        8.12%       n/a            29.97%         n/a            71.39%        n/a
   Investor A Shares                       7.91%       n/a            28.65%         n/a            67.14%        n/a
   Investor B Shares                       7.37%         3.37%        24.60%          24.60%       n/a            n/a
   Investor C Shares                       7.37%       n/a            26.21%         n/a            34.61%        n/a

Florida Municipal Bond Fund
   Primary A Shares                       10.60%       n/a            25.90%         n/a           n/a            n/a
   Investor A Shares                      10.38%       n/a            24.15%         n/a           n/a            n/a
   Investor B Shares                       9.71%         4.71%        21.63%          20.63%       n/a            n/a
   Investor C Shares                       9.83%       n/a            37.44%         n/a           n/a            n/a

Georgia Municipal Bond Fund

Primary A Shares                          10.43%       n/a            24.17%         n/a           n/a            n/a
   Investor A Shares                      10.22%       n/a            23.64%         n/a           n/a            n/a
   Investor B Shares                       9.54%         4.54%        21.67%          20.67%       n/a            n/a
   Investor C Shares                       9.64%       n/a            37.62%         n/a           n/a            n/a

Maryland Municipal Bond Fund

Primary A Shares                          10.62%       n/a            32.90%         n/a           n/a            n/a
   Investor A Shares                      10.40%       n/a            25.57%         n/a           n/a            n/a
   Investor B Shares                       9.72%         4.72%        20.08%          19.08%       n/a            n/a
   Investor C Shares                       9.88%       n/a            36.24%         n/a           n/a            n/a

North Carolina Municipal Bond Fund

Primary A Shares                          10.86%       n/a            23.65%         n/a           n/a            n/a
   Investor A Shares                      10.64%       n/a            24.96%         n/a           n/a            n/a
   Investor B Shares                       9.96%         4.96%        21.55%          20.55%       n/a            n/a
   Investor C Shares                      10.07%       n/a            37.62%         n/a           n/a            n/a

South Carolina Municipal Bond Fund

Primary A Shares                          10.04%       n/a            27.75%         n/a           n/a            n/a
   Investor A Shares                       9.82%       n/a            29.51%         n/a           n/a            n/a
   Investor B Shares                       9.15%         4.15%        24.85%          23.85%       n/a            n/a
   Investor C Shares                       9.29%       n/a            36.83%         n/a           n/a            n/a

                                      151

Tennessee Municipal Bond Fund

Primary A Shares                          10.45%       n/a            31.44%         n/a           n/a            n/a
   Investor A Shares                      10.23%       n/a            28.73%         n/a           n/a            n/a
   Investor B Shares                       9.56%         4.56%        24.12%          23.12%       n/a            n/a
   Investor C Shares                       9.65%       n/a            37.72%         n/a           n/a            n/a

Texas Municipal Bond Fund

Primary A Shares                          11.12%       n/a            24.37%         n/a           n/a            n/a
   Investor A Shares                      10.90%       n/a            25.27%         n/a           n/a            n/a
   Investor B Shares                      10.23%         5.23%        22.04%          21.04%       n/a            n/a
   Investor C Shares                      10.31%       n/a            37.99%         n/a           n/a            n/a

Virginia Municipal Bond Fund

Primary A Shares                          11.11%       n/a            24.13%         n/a           n/a            n/a
   Investor A Shares                      10.88%       n/a            26.21%         n/a           n/a            n/a
   Investor B Shares                      10.21%         5.21%        21.28%          20.29%       n/a            n/a
   Investor C Shares                      10.31%       n/a            38.48%         n/a           n/a            n/a


Fee waivers and/or expense reimbursements were in effect for the periods presented. Primary B Shares were not offered during the period described above.

         From time to time, the yields of each class of shares of a Money Market Fund may be compared to the respective averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas.

         Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Funds may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. The performance and yield of a class of shares in the Value Fund, Capital Growth Fund, Balanced Assets Fund, Equity Index Fund and Emerging Growth Fund may be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange. The performance and yield of a class of shares in the Short-Intermediate Government Fund may be compared to the Shearson Lehman Intermediate Government Bond Index, an unmanaged index of intermediate government securities. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund.

         The Short-Intermediate Government Fund seeks to provide higher current yields than money market funds and short-term treasury obligations. The Short-Intermediate Government Fund also seeks to maintain greater price stability than higher yielding long-term bond funds. Therefore, in its advertisements and sales materials, the Short-Intermediate Government Fund may compare performance of the Short-Intermediate Government Fund to money market indices, such as those compiled by IBC/Donoghue, Inc. and Bank Rate Monitor. In such advertising and sales materials, the Short-Intermediate Government Fund may also compare the price stability of the Short-Intermediate Government Fund, or indices of funds with similar investment objectives, to indices of long term government bond funds such as those compiled by Salomon Brothers and Shearson Lehman Brothers Inc. The Short-Intermediate Government Fund is not meant to be a substitute for a money market fund which seeks to maintain a fixed net asset value of $1.00 per share.

         Each Fund may quote information obtained from the Investment Company Institute in its advertising materials and sales literature.

         Ibbotson Data. Ibbotson Associates of Chicago, Illinois, ("Ibbotson") provides historical returns of the capital markets in the United States. The Funds may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

         The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury Bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the Exchange, plus stocks listed on the American Stock Exchange
(AMEX) and over-the-counter (OTC) with the same or less capitalization as the upperbound of the Exchange ninth docile. At year-end 1995, the DFA Small Company Fund contained approximately 2,663 stocks, with a weighted average market capitalization of $165.75 million. The unweighted average market capitalization was $82.97 million, while the median was $56.0 million.

         Unlike an investment in a common stock mutual fund, an investment in bonds that are held to maturity provides a fixed and stated rate of return. Bonds have a senior priority in liquidation or bankruptcy to common stocks, and interest on bonds is generally paid from assets of the corporation before any distributions to common shareholders. Bonds rated in the two highest rating categories are considered high quality and to present minimal risks of default. See Schedule A for a more complete explanation of these ratings of corporate bonds. An advantage of investing in government bonds is that, in many cases, they are backed by the credit and taxing power of the United States government, and therefore, such securities may present little or no risk of default. Although government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of Treasury securities can be made with no transaction costs).

         Long-term corporate bond returns are based on the performance of the Salomon Brothers Long-Term-High-Grade Corporate Bond Index and include nearly all "Aaa-" and "Aa-" rated bonds. Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond which is the shortest noncallable bond available with a maturity not less than 5 years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury Bills are based on a one-bill portfolio constructed each month, containing the shortest-term bill having not less than one month to maturity. The total return on the bill is the month end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street Journal is the source thereafter. Inflation rates are based on the CPI. Ibbotson calculates total returns in the same method as the Funds.

         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  CTR = (ERV-P) 100
                         ------
                           P

Where:            CTR = Cumulative total return

                  ERV = ending redeemable value at the end of the period of
                        a hypothetical $1,000 payment made at the beginning of such period

                  P = initial payment of $1,000.

         This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

                                                      Cumulative Total Return

                                                                                               10 Year Period   10 Year Period
                                                                                               Ended 3/31/99    Ended 3/31/99
                                                                                               or Inception     or Inception
                             FYE             FYE             5 Year Period    5 Year Period    through          through
                             3/31/99         3/31/99         Ended 3/31/99    Ended 3/31/99    3/31/99          3/31/99
                             Without         Including       Without          Including        Without          Including
                             Sales           Sales           Sales            Sales            Sales            Sales
                             Charges         Charges         Charges          Charges          Charges          Charges
                             -------         -------         -------          -------          -------          --------
Equity Income Fund
   Primary A Shares          xx%             xx%             xx%              xx%              xx%              xx%
   Primary B Shares          xx%             xx%             xx%              xx%              xx%              xx%
   Investor A Shares         xx%             xx%             xx%              xx%              xx%              xx%
   Investor B Shares         xx%             xx%             xx%              xx%              xx%              xx%
   Investor C Shares         xx%             xx%             xx%              xx%              xx%              xx%

International Equity Fund
   Primary A Shares          xx%             xx%             xx%              xx%              xx%              xx%
   Primary B Shares          xx%             xx%             xx%              xx%              xx%              xx%
   Investor A Shares         xx%             xx%             xx%              xx%              xx%              xx%
   Investor B Shares         xx%             9.93%           xx%              xx%              xx%              xx%
   Investor C Shares         xx%             xx%             xx%              xx%              xx%              xx%

Government Securities Fund
   Primary A Shares          xx%             xx%             xx%              xx%              xx%              xx%
   Primary B Shares          xx%             xx%             xx%              xx%              xx%              xx%
   Investor A Shares         xx%             xx%             xx%              xx%              xx%              xx%
   Investor B Shares         xx%             xx%             xx%              xx%              xx%              xx%
   Investor C Shares         xx%             xx%             xx%              xx%              xx%              xx%


                                                                                               10 Year Period   10 Year Period
                                                                                               Ended 3/31/99    Ended 3/31/99
                                                                                               or Inception     or Inception
                             FYE             FYE             5 Year Period    5 Year Period    through          through
                             3/31/99         3/31/99         Ended 3/31/99    Ended 3/31/99    3/31/99          3/31/99
                             Without         Including       Without          Including        Without          Including
                             Sales           Sales           Sales            Sales            Sales            Sales
                             Charges         Charges         Charges          Charges          Charges          Charges
                             -------         -------         -------          -------          -------          --------
International Growth Fund
 Primary A Shares            xx%             xx%             xx%              xx%              xx%              xx%
 Investor A Shares           xx%             xx%             xx%              xx%              xx%              xx%
 Investor  B Shares          xx%             xx%             xx%              xx%              xx%              xx%
 Investor C Shares           xx%             xx%             xx%              xx%              xx%              xx%



* Primary A Shares of the Company do not carry a sales charge.

         The Primary Shares and Investor Shares of the Equity Income Fund, Government Securities Fund and International Equity Fund may also quote their distribution rates, which express the historical amount of income dividends paid to their shareholders during a one-month (in the case of the Government Securities Fund) or a three-month (in the case of the Equity Income Fund and International Equity Fund) period as a percentage of the maximum offering price per share on the last day of such period. The performance figures of the Funds as described above will vary from time to time depending upon market and economic conditions, the composition of their portfolios and operating expenses. These factors should be considered when comparing the performance figures of the Funds with those of other investment companies and investment vehicles.

         The "yield" and "effective yield" of each class of shares of a Money Market Fund may be compared to the respective averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas. Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Funds also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund.

         In addition, the performance and yield of a class of shares in Nations Equity Income Fund and Nations International Equity Fund may be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. The performance and yield of a class of shares in the Nations International Equity Fund may be compared to the Europe, Far East and Australia Index, a recognized unmanaged index of international stocks. Any given performance comparison should not be considered representative of a Fund's performance for any future period.

                                  MISCELLANEOUS

Certain Record Holders

         James Sommers, a Trustee of NFI, owns 11.55% of Primary A Shares of the North Carolina Intermediate Municipal Bond Fund.

         The following indicates those persons who owned 5% or more of the indicated class of shares as of July 15, 1999. Unless otherwise indicated, the address for each recordholder of Primary Shares is Bank of America, One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255.

         As of August 1999, NationsBank Corporation and its affiliates owned of record more than 25% of the outstanding shares of the Companies acting as agent, fiduciary, or custodian for its customers and may be deemed a controlling person of the Companies under the 1940 Act.

                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

         The following summarizes the highest six ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment-grade securities.

             AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

             AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

             A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

             BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

             BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

             Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

             AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

             AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

             A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

             BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

             AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

             AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

             A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

             BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

         MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

         The following summarizes the two highest ratings used by S&P for short-term municipal notes:

         SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

         SP-2 - Indicates satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         For commercial paper, D&P uses the short-term debt ratings described above.

         For commercial paper, Fitch uses the short-term debt ratings described above.

         Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

             AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

             AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

             A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.

         The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

             TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

             TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

             TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

             TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

         The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

             AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

             AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

             A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

             BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

      The following summarizes the two highest short-term debt ratings used by
IBCA:

             A1+ When issues possess a particularly strong credit feature, a rating of A1+ is assigned.

             A1 - Obligations supported by the highest capacity for timely repayment.

             A2 - Obligations supported by a good capacity for timely repayment.

                               NATIONS FUND TRUST
                           FILE NOS. 2-97817; 811-4305

                                     PART C

                                OTHER INFORMATION

PART C.  OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a)   Financial Statements:

      Included in Part A:

              Per Share Income and Capital Changes

      Included in Part B:

     Audited Financial Statements for Nations Government Money Market, Nations Tax Exempt, Nations Value, Nations Capital Growth, Nations Emerging Growth, Nations Disciplined Equity, Nations Equity Index, Nations Managed Index, Nations Managed SmallCap Index, Nations Managed Value Index, Nations Managed SmallCap Value Index, Nations Marsico Growth & Income, Nations Marsico Focused Equities, Nations Balanced Assets, Nations Short-Intermediate Government, Nations Short-Term Income, Nations Diversified Income, Nations Strategic Fixed Income, Nations Short-Term Municipal Income, Nations Municipal Income, Nations Intermediate Municipal Bond, Nations Florida Intermediate Municipal Bond, Nations Georgia Intermediate Municipal Bond, Nations Maryland Intermediate Municipal Bond, Nations North Carolina Intermediate Municipal Bond, Nations South Carolina Intermediate Municipal Bond, Nations Tennessee Intermediate Municipal Bond, Nations Texas Intermediate Municipal Bond, Nations Virginia Intermediate Municipal Bond, Nations Florida Municipal Bond, Nations Georgia Municipal Bond, Nations Maryland Municipal Bond, Nations North Carolina Municipal Bond, Nations South Carolina Municipal Bond, Nations Tennessee Municipal Bond, Nations Texas Municipal Bond and Nations Virginia Municipal Bond
     Funds:

               Schedule of Investments for March 31, 1998
               Statements of Assets and Liabilities for March 31, 1998 Statements of Operations for the fiscal year ended March 31, 1998 Statements of Changes in Net Assets for the fiscal year ended
                    March 31, 1998 and the fiscal period ended March 31, 1997
               Schedule of Capital Stock Activity for the fiscal year ended March 31, 1998 Notes to Financial Statements
               Report of Independent Accountants, dated May 28, 1998

 Included in Part C:

               Consent of Independent Accountants.

     (b)   Exhibits

      Exhibit
      Number

      (1)(a) Declaration of Trust dated May 6, 1985, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(b) Certificate pertaining to classification of shares dated May 17, 1985, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(c) Amendment dated July 27, 1987, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(d) Certificate and Amendment to Declaration of Trust, dated September 13, 1989, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(e) Certificate pertaining to classification of shares dated August 24, 1990, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(f) Certificate and Amendment dated November 26, 1990 to Declaration of Trust, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(g) Certificate pertaining to classification of shares dated July 18, 1991, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(h) Amendment dated March 25, 1992, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(i) Certificate relating to classification of shares dated March 26, 1992, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(j) Amendment dated September 21, 1992, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(k) Certificate pertaining to classification of shares creating "Investor B" Shares of the money market funds and creating "Investor C Shares" of the Non-Money Market Funds and relating to the establishment of Nations Intermediate Bond Fund and Nations Tennessee Municipal Bond Fund, dated March 26, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(l) Certificate relating to the establishment of money market funds' Investor C shares dated July 8, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(m) Certificate relating to the establishment of the Equity Index, Short-Term Municipal Income, Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Tennessee Municipal Bond, Texas Municipal Bond and Virginia Municipal Bond Funds dated September 21, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(n) Certificate relating to the establishment of the Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 30, filed December 1, 1993.

      (1)(o) Certificate relating to the redesignation of Investor B Shares and Investor C Shares of the non-money market funds to "Investor C Shares" and "Investor N Shares," respectively, dated March 24, 1994, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(p) Certificate relating to the classification of shares of the Money Market Fund and the Tax Exempt Fund creating "Investor D Shares," is incorporated by reference to Post-Effective Amendment No.

               36, filed January 31, 1995.

      (1)(q) Classification of Shares relating to the renaming of Nations Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (1)(r) Certificate relating to the establishment of Nations Tax-Managed Equity Fund's Series of Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (2)(a) Amended and Restated Code of Regulations as approved and adopted by Registrant's Board of Trustees and last amended April 13, 1995, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (3)      None.

      (4)(a) Specimen copies of share certificates, to be filed by amendment.

      (5)(a) Investment Advisory Agreement between NationsBanc Advisors, Inc., ("NBAI") and the Registrant, dated January 1, 1996, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (5)(b) Sub-Advisory Agreement among NBAI, TradeStreet Investment Associates, Inc. ("TradeStreet") and the Registrant, dated January 1, 1996, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (5)(c) Sub-Advisory Agreement among NBAI, Marsico Capital Management, LLC and the Registrant, dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (6)(a) Distribution Agreement between Stephens Inc. and Registrant for all classes of shares of Nations Fund Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (7)      None.

      (8) Mutual Fund Custody Agreement between Registrant and The Bank of New York, dated October 19, 1998, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(a) Administration Agreement between Stephens Inc. and Registrant, dated September 1, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(b) Co-Administration Agreement between The Boston Company Advisors, Inc. and Registrant is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(c) Shareholder Administration Agreement for Trust B Shares (now known as Primary B Shares) is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(d) Transfer Agency and Services Agreement dated June 1, 1995, between Registrant and The Shareholder Services Group, Inc., is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(e) Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Government, Tax Exempt, Money Market, Income, Equity, Value, Managed Bond, Municipal Income, Georgia Municipal Bond, Maryland Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and Short-Intermediate Government Funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(f) Amendment No. 1 dated September 28, 1992, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Capital Growth Fund Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Adjustable Rate Government Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(g) Amendment No. 2 dated February 3, 1993, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Tennessee Municipal Bond Fund and Municipal Income Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(h) Amendment No. 3 to the Transfer Agency Agreement relating to the Equity Index Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

     (9)(h)(i) Amendment No. 4 to the Transfer Agency Agreement relating to Nations Tax-Managed Equity Fund is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(i) Cross Indemnification Agreement dated June 27, 1995, between the Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc., is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(j) Form of Shareholder Servicing Agreement relating to Primary B Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(k) Shareholder Servicing Plan for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(l) Forms of Shareholder Servicing Agreement for Investor A Shares are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(m) Shareholder Servicing Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(n) Forms of Shareholder Servicing Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(o) Shareholder Servicing Plan for Investor C Shares of the money market funds and Investor B Shares (formerly Investor N Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (9)(p) Forms of Shareholder Servicing Agreement for Investor C Shares of the money market funds and Investor B Shares (formerly Investor N Shares) of the non-money market funds are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

      (10)     Opinion and Consent of Counsel, to be filed by amendment.

      (11) Consent of Independent Accountants, PricewaterhouseCoopers LLP. to be filed by amendment.

    (12)       N/A

    (13)       N/A

    (14)(a) Prototype Individual Retirement Account Plan, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

    (15)(a) Amended and Restated Shareholder Servicing and Distribution Plan Pursuant to Rule 12b-1 for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(b) Form of Sales Support Agreement for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(c) Amended and Restated Distribution Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(d) Form of Sales Support Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(e) Distribution Plan for Investor B Shares (formerly Investor N Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(f) Form of Sales Support Agreement for Investor B Shares (formerly Investor N Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(g) Shareholder Administration Plan for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (16)(a) Schedules for Computation of Primary A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(b) Schedules for Computation of Primary B Shares shall be filed by Amendment.

    (16)(c) Schedules for Computation of Investor A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(d) Schedules for Computation of Investor C Shares (formerly Investor B Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(e) Schedules for Computation of Investor B Shares (formerly Investor N Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(f) Schedules for Computation of Daily Shares (formerly Investor D Shares) to be filed by amendment.

     (17)      N/A

     (18) Revised Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, incorporated by reference to Post-Effective Amendment No. 58, filed November 13, 1998.

      (19) Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker, Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller and Richard H. Rose, are incorporated by reference to Post-Effective Amendment No. 31, filed January 31, 1994.

Item 25.   Persons Controlled By or Under Common Control with Registrant

                  Registrant is controlled by its Board of Trustees.

Item 27. Indemnification

        Article IX, Section 9.3 of Registrant's Declaration of Trust, incorporated by reference as Exhibit (1)(a) hereto, provides for the indemnification of Registrant's trustees and employees. Indemnification of Registrant's administrator, principal underwriter, custodian, and transfer agent is provided for, respectively, in:

              1.    Administration Agreement with Stephens Inc.;

              2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

              3.    Distribution Agreement with Stephens Inc.;

              4.    Custody Agreement with The Bank of New York;

              5.    Transfer Agency Agreement with NationsBank Texas; and

              6. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

              The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc.("Portfolios"), dated June 27, 1995. The Company and or Portfolios will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities, to which the Trust may become subject, under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act") insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Primary By the Company and/or Portfolios expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Company and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Portfolios by the Trust expressly for use in the Offering Documents.

              Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

              Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the 1940 Act, as amended, in connection with any indemnification.

              Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser

         (a) To the knowledge of Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios, or TradeStreet, the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

         (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

         (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form ADV filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

         (d) Marsico performs sub-investment advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to a Form ADV filed by Marsico with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-54914).

Item 29.      Principal Underwriter

      (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund, Inc., Nations Annuity Trust, Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations LifeGoal Funds, Inc., the Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

      (c)     Not applicable.

Item 30.      Location of Accounts and Records

      (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

      (2) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as sub-adviser).

      (3) Marsico, 1200 17th Street, Suite 1300, Denver, Colorado 80202 (records relating to its function as sub-adviser to Nations Marscio Focused Equities Fund and Nations Marsico Growth & Income Fund).

      (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Distributor).

      (5) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Administrator).

      (6) The First Data Investors Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Co-Administrator and Transfer Agent).

      (7) NationsBank, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent).

      (7) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as Custodian)

Item 31.      Management Services

      Inapplicable.

Item 32.      Undertakings

      (a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, as amended, relating to shareholder communications.

      (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholder upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 28th day of May, 1999.

                                        NATIONS FUND TRUST

                                        By:                  *
                                             -----------------------------------
                                                   A. Max Walker
                                                   President and Chairman
                                                   of the Board of Trustees

                                        By:   /s/ Richard H. Blank, Jr.
                                             -----------------------------------
                                                   Richard H. Blank, Jr.
                                                   *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                              DATE
          ----------                                    -----                              ----

                *                              President and Chairman                  May 28, 1999
----------------------------------           of the Board of Trustees
(A. Max Walker)                            (Principal Executive Officer)


                *                                     Treasurer                        May 28, 1999
----------------------------------                 Vice President
(Richard H. Rose)                   (Principal Financial and Accounting Officer)


                *                                      Trustee                         May 28, 1999
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         May 28, 1999
----------------------------------
(James Ermer)

                *                                      Trustee                         May 28, 1999
----------------------------------
(William H. Grigg)

                *                                      Trustee                         May 28, 1999
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                         May 28, 1999
----------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         May 28, 1999
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         May 28, 1999
----------------------------------
(Thomas S. Word)

                *                                      Trustee                         May 28, 1999
----------------------------------
(James B. Sommers)


/s/ Richard H. Blank, Jr.
-----------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact